DoubleLine Total Return Bond Fund	(Unaudited)

Schedule of Investments	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 5.6%
	Affirm, Inc.
26,635,000	Series 2023-B-A	6.82	%(a)	09/15/2028	27,014,607
	Aligned Data Centers Issuer LLC
12,950,000	Series 2021-1A-A2	1.94	%(a)	08/15/2046	12,315,343
11,550,000	Series 2021-1A-B	2.48	%(a)	08/15/2046	10,966,680
	American Credit Acceptance Receivables Trust
2,800,000	Series 2024-4-C	4.91	%(a)	08/12/2031	2,788,237
	Apollo Aviation Securitization Equity Trust
3,596,243	Series 2018-1A-B	5.44	%(a)	01/16/2038	1,032,899
8,747,090	Series 2020-1A-A	3.35	%(a)	01/16/2040	8,428,433
11,881,781	Series 2024-1A-A1	6.26	%(a)	05/16/2049	12,006,695
34,374,866	Series 2024-1A-B	6.90	%(a)	05/16/2049	34,954,323
56,921,635	Series 2024-2A-A	5.93	%(a)	09/16/2049	56,732,142
8,700,401	Series 2024-2A-B	6.61	%(a)	09/16/2049	8,628,379
	Blue Stream Communications LLC
21,500,000	Series 2024-1A-A2	5.41	%(a)	11/20/2054	21,557,233
	Bojangles Issuer LLC
18,000,000	Series 2024-1A-A2	6.58	%(a)	11/20/2054	17,803,958
	Bridgecrest Lending Auto Securitization Trust
19,700,000	Series 2024-4-C	4.83%		08/15/2030	19,620,075
	CAI International, Inc.
11,116,138	Series 2020-1A-A	2.22	%(a)	09/25/2045	10,323,683
	Cajun Global LLC
9,700,000	Series 2021-1-A2	3.93	%(a)	11/20/2051	9,263,919
	Carbon Level Mitigation Trust
18,081,552	Series 2021-3-CERT	1.79	%(a)(b)	09/08/2051	11,381,650
27,790,307	Series 2022-3-CERT	0.23	%(a)	11/21/2052	15,049,535
	Carvana Auto Receivables Trust
10,770,000	Series 2024-P3-B	4.53%		11/11/2030	10,516,815
	Castlelake Aircraft Securitization Trust
5,759,220	Series 2017-1R-A	2.74	%(a)	08/15/2041	5,449,720
	Cloud Capital Holdco LP
27,250,000	Series 2024-2A-A2	5.92	%(a)	11/22/2049	27,115,824
	Coinstar Funding LLC
11,835,375	Series 2017-1A-A2	5.22	%(a)	04/25/2047	10,659,200
	Cologix Data Centers US Issuer LLC
950,000	Series 2021-1A-A2	3.30	%(a)	12/26/2051	902,515
	Commonbond Student Loan Trust
1,395,234	Series 2016-A-A1	3.32	%(a)	05/25/2040	1,342,941
	Compass Datacenters LLC
10,680,000	Series 2024-1A-A1	5.25	%(a)	02/25/2049	10,634,328
	Container Leasing International LLC
4,266,771	Series 2020-1A-A	2.08	%(a)	09/18/2045	3,916,135
	Cyrusone Holdco LLC
18,200,000	Series 2023-1A-A2	4.30	%(a)	04/20/2048	17,523,737
	DataBank Issuer
39,300,000	Series 2021-1A-A2	2.06	%(a)	02/27/2051	37,841,573
31,000,000	Series 2021-2A-A2	2.40	%(a)	10/25/2051	29,330,368
3,350,000	Series 2021-2A-B	2.79	%(a)	10/25/2051	3,054,434
	DB Master Finance Parent LLC
27,887,500	Series 2021-1A-A23	2.79	%(a)	11/20/2051	23,595,377
	Diamond Issuer
6,000,000	Series 2021-1A-B	2.70	%(a)	11/20/2051	5,467,583
	DigitalBridge Group, Inc.
6,300,000	Series 2023-1A-B	5.75	%(a)	09/15/2048	6,171,864
	Diversified Energy Co. PLC
11,292,350	Series 2024-1A-A1	7.08	%(a)	05/30/2044	11,437,095
	Dividend Solar Loans LLC
13,758,298	Series 2019-1-A	3.67	%(a)	08/22/2039	12,170,260

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	ECAF Ltd.
22,573,103	Series 2015-1A-A2	4.95	%(a)	06/15/2040	17,141,134
	Falcon Aerospace Ltd.
548,664	Series 2017-1-A	4.58	%(a)	02/15/2042	552,440
	Falko Regional Aircraft Ltd.
27,992,850	Series 2021-1A-A	5.75%		04/15/2041	27,242,110
	FWEA
19,732,907	Series 2024-1-A	7.15	%(c)	08/25/2044	19,786,186
	GAIA Aviation Ltd.
8,866,369	Series 2019-1-A	3.97	%(a)(d)	12/15/2044	8,539,235
	Global Sea Containers Two SRL
17,544,561	Series 2020-1A-A	2.17	%(a)	10/17/2040	16,535,829
	GoodLeap Home Improvement Solutions Trust
19,021,184	Series 2024-1A-A	5.35	%(a)	10/20/2046	18,962,690
	GreenSky Home Improvement Issuer Trust
10,000,000	Series 2024-2-A3	5.15	%(a)	10/27/2059	9,934,221
	Helios Issuer LLC
11,897,112	Series 2018-1A-A	4.87	%(a)	07/20/2048	10,846,652
10,560,617	Series 2019-AA-A	3.75	%(a)	06/20/2046	9,461,826
27,679,239	Series 2020-2A-A	2.73	%(a)	11/01/2055	21,888,942
11,724,250	Series 2021-C-B	2.33	%(a)	10/20/2048	9,201,290
	HERO Funding Trust
1,669,048	Series 2016-3A-A2	3.91	%(a)	09/20/2042	1,532,428
4,435,942	Series 2016-4A-A2	4.29	%(a)	09/20/2047	4,097,816
	Horizon Aircraft Finance Ltd.
10,084,732	Series 2019-1-A	3.72	%(a)	07/15/2039	9,619,755
25,131,875	Series 2024-1-A	5.38	%(a)	09/15/2049	24,464,875
	ITE Rail Fund Levered LP
11,469,723	Series 2024-1A-A	4.99	%(a)	09/28/2054	11,082,021
	Jack in the Box, Inc.
36,575,000	Series 2019-1A-A23	4.97	%(a)	08/25/2049	34,719,503
	Jersey Mike’s Funding
4,565,500	Series 2019-1A-A2	4.43	%(a)	02/15/2050	4,512,423
14,000,000	Series 2024-1A-A2	5.64	%(a)	02/15/2055	13,892,256
	Jimmy Johns LLC
20,210,000	Series 2017-1A-A2II	4.85	%(a)	07/30/2047	19,822,813
	JOL Air Ltd.
7,193,975	Series 2019-1-A	3.97	%(a)	04/15/2044	7,112,525
	Labrador Aviation Finance Ltd.
44,909,897	Series 2016-1A-A1	4.30	%(a)	01/15/2042	43,618,648
	Loanpal Solar Loan Ltd.
1,328,037	Series 2021-1GS-B	2.84	%(a)	01/20/2048	1,047,845
	Luminace Issuer LLC
14,000,832	Series 2024-1-A	5.87	%(a)	10/30/2031	13,728,404
	Lunar Aircraft Ltd.
8,494,613	Series 2020-1A-A	3.38	%(a)	02/15/2045	8,206,170
	Lunar Structured Aircraft Portfolio Notes
981,560	Series 2021-1-B	3.43	%(a)	10/15/2046	895,281
	Mariner Finance Issuance Trust
35,000,000	Series 2024-BA-A	4.91	%(a)	11/20/2038	34,500,399
	Marlette Funding Trust
7,700,000	Series 2024-1A-B	6.07	%(a)	07/17/2034	7,789,502
	Mosaic Solar Loans LLC
10,206,505	Series 2017-2A-A	3.82	%(a)	06/22/2043	9,552,339
6,321,602	Series 2018-1A-A	4.01	%(a)	06/22/2043	5,897,451
8,175,165	Series 2018-2GS-A	4.20	%(a)	02/22/2044	7,634,063
1,320,026	Series 2019-1A-A	4.37	%(a)	12/21/2043	1,246,015
	Navient Student Loan Trust
15,336,818	Series 2017-A-B	3.91	%(a)	12/16/2058	15,137,368
11,000,000	Series 2018-BA-B	4.13	%(a)	12/15/2059	10,514,823
	Navigator Aircraft ABS Ltd.
10,224,202	Series 2021-1-B	3.57	%(a)(d)	11/15/2046	9,434,546
	NBC Funding LLC
16,608,375	Series 2024-1A-A2	6.75	%(a)	07/30/2054	16,889,892

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Neighborly Issuer
14,233,750	Series 2021-1A-A2	3.58	%(a)	04/30/2051	13,137,257
	NP Railcar Holdings LLC
2,556,432	Series 2021-1A-A1	2.23	%(a)	03/19/2051	2,421,025
	Pagaya AI Debt Selection Trust
611,230	Series 2023-6-A	7.13	%(a)	06/16/2031	611,615
	Pioneer Aircraft Finance Ltd.
26,068,801	Series 2019-1-A	3.97	%(a)	06/15/2044	25,090,074
	Primrose Holdings, Inc.
12,464,375	Series 2019-1A-A2	4.48	%(a)	07/30/2049	12,253,308
	Project Silver
24,267,891	Series 2019-1-A	3.97	%(a)	07/15/2044	22,824,655
	Purewest Funding LLC
14,177,417	Series 2021-1-A1	4.09	%(a)	12/22/2036	13,935,655
	Raptor Aircraft Finance
12,627,457	Series 2019-1-A	4.21	%(a)	08/23/2044	11,233,449
	Renew
6,091,723	Series 2017-2A-A	3.22	%(a)	09/22/2053	5,409,315
	Research-Driven Pagaya Motor Asset Trust
15,635,629	Series 2021-2A-A	2.65	%(a)	03/25/2030	15,264,899
	Sapphire Aviation Finance Ltd.
29,325,683	Series 2020-1A-A	3.23	%(a)	03/15/2040	27,701,949
7,372,895	Series 2020-1A-B	4.34	%(a)	03/15/2040	6,267,949
	SEB Funding LLC
17,705,625	Series 2021-1A-A2	4.97	%(a)	01/30/2052	17,281,931
	ServiceMaster Funding LLC
3,922,477	Series 2020-1-A2II	3.34	%(a)	01/30/2051	3,335,825
	SFS Auto Receivables Securitization Trust
11,300,000	Series 2024-3A-A4	4.60	%(a)	11/20/2031	11,262,221
	Shenton Aircraft Investment Ltd.
16,116,660	Series 2015-1A-A	4.75	%(a)	10/15/2042	15,157,542
	Sierra Timeshare Conduit Receivables Funding LLC
1,069,907	Series 2021-2A-C	1.95	%(a)	09/20/2038	1,029,215
1,283,888	Series 2021-2A-D	3.23	%(a)	09/20/2038	1,230,357
	SLM Student Loan Trust
3,755,423	Series 2006-A-A5 (3 mo. Term SOFR + 0.55%, 0.00% Floor)	4.91%		06/15/2039	3,606,830
2,872,265	Series 2006-B-A5 (3 mo. Term SOFR + 0.53%, 0.00% Floor)	4.89%		12/15/2039	2,798,566
	SOFI Alternative Trust
2,583,088	Series 2021-1-PT2	9.72	%(a)(b)	05/25/2030	2,563,681
10,066,865	Series 2021-2-A	1.25	%(a)	08/15/2030	9,916,114
500,000	Series 2021-2-R1	0.00	%(a)(c)(e)	08/15/2030	2,089,678
12,455,216	Series 2021-3-A	1.50	%(a)	11/15/2030	12,271,215
950,000	Series 2021-3-R1	0.00	%(a)(c)(e)	11/15/2030	4,192,816
	SoFi Professional Loan Program LLC
10,769,645	Series 2017-E-B	3.49	%(a)	11/26/2040	10,573,855
13,000,000	Series 2017-E-C	4.16	%(a)	11/26/2040	12,256,087
12,800,000	Series 2018-A-B	3.61	%(a)	02/25/2042	11,942,737
18,000,000	Series 2018-B-BFX	3.83	%(a)	08/25/2047	16,860,305
	Sprite/KY
15,361,265	Series 2021-1-A	3.75	%(a)	11/15/2046	14,737,828
	Stack Infrastructure Issuer LLC
5,750,000	Series 2020-1A-A2	1.89	%(a)	08/25/2045	5,633,443
	Start/Bermuda
11,320,469	Series 2018-1-A	4.09	%(a)	05/15/2043	11,227,483
	Stonepeak ABS
2,239,156	Series 2021-1A-A	2.68	%(a)	02/28/2033	2,132,223
4,368,227	Series 2021-1A-B	3.82	%(a)	02/28/2033	4,118,980
	Subway Funding LLC
19,850,000	Series 2024-1A-A23	6.51	%(a)	07/30/2054	20,428,044
6,260,000	Series 2024-3A-A23	5.91	%(a)	07/30/2054	6,136,139
	Sunbird Engine Finance
30,501,113	Series 2020-1A-A	3.67	%(a)	02/15/2045	29,211,312
	Switch ABS Issuer LLC
27,500,000	Series 2024-2A-A2	5.44	%(a)	06/25/2054	27,451,787
8,500,000	Series 2024-2A-B	6.20	%(a)	06/25/2054	8,519,037

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Taco Bell Corp.
7,417,875	Series 2021-1A-A23	2.54	%(a)	08/25/2051	6,154,555
5,207,250	Series 2021-1A-A2I	1.95	%(a)	08/25/2051	4,868,595
	TAL Advantage LLC
11,075,000	Series 2020-1A-A	2.05	%(a)	09/20/2045	10,301,899
2,353,438	Series 2020-1A-B	3.29	%(a)	09/20/2045	2,206,756
	Tesla Sustainable Energy Trust
10,010,000	Series 2024-1A-A3	5.29	%(a)	06/20/2050	9,916,782
	Textainer Ltd.
6,814,636	Series 2020-1A-A	2.73	%(a)	08/21/2045	6,492,550
2,060,411	Series 2020-2A-B	3.34	%(a)	09/20/2045	1,930,044
	Upgrade Master Credit Pass-Thru Trust
88,949	Series 2021-PT1-A	11.54	%(a)(b)	08/15/2027	32,276
	Upgrade Master Pass-Thru Trust
911,373	Series 2021-PT1-A	15.78	%(a)(b)	04/15/2027	824,673
982,170	Series 2021-PT3-A	16.43	%(a)(b)	07/15/2027	910,505
596,398	Series 2021-PT4-A	11.79	%(a)(b)	08/15/2027	549,623
1,537,103	Series 2021-PT5-A	22.52	%(a)(b)	10/15/2027	1,333,064
	Upstart Pass-Through Trust Series
667,420	Series 2020-ST5-A	3.00	%(a)	12/20/2026	663,198
849,176	Series 2021-ST1-A	2.75	%(a)	02/20/2027	840,621
	Upstart Securitization Trust
4,099,302	Series 2021-3-C	3.28	%(a)	07/20/2031	4,036,572
13,588,958	Series 2024-1-A	5.33	%(a)	11/20/2034	13,608,478
	Vantage Data Centers Holding LLC
32,425,000	Series 2020-2A-A2	1.99	%(a)	09/15/2045	29,616,609
	Vault DI Issuer LLC
54,400,000	Series 2021-1A-A2	2.80	%(a)	07/15/2046	51,402,718
	Vivant Solar Financing V Parent LLC
15,844,605	Series 2018-1A-A	4.73	%(a)	04/30/2048	14,852,554
	VR Funding LLC
13,348,635	Series 2020-1A-A	2.79	%(a)	11/15/2050	12,245,708
	Waterfall Commercial Mortgage Trust
4,700,176	Series 2015-SBC5-A	4.10	%(a)(b)	01/14/2026	4,608,961
	Wendy’s SPV Guarantor LLC
18,688,781	Series 2019-1A-A2II	4.08	%(a)	06/15/2049	17,678,437
	Westlake Automobile Receivables Trust
15,000,000	Series 2024-3A-C	4.92	%(a)	11/15/2029	14,968,567
	Willis Lease Finance Corp.
39,923,845	Series 2020-A-A	3.23	%(a)	03/15/2045	37,613,253
	Wingstop, Inc.
10,342,500	Series 2020-1A-A2	2.84	%(a)	12/05/2050	9,684,627
	Zephyrus Capital Aviation Partners
1,936,733	Series 2018-1-A	4.61	%(a)	10/15/2038	1,875,828
	Total Asset Backed Obligations (Cost $1,751,714,142)				1,667,373,130

COLLATERALIZED LOAN OBLIGATIONS - 5.0%
	37 Capital CLO
8,500,000	Series 2023-2A-B (3 mo. Term SOFR + 2.75%, 2.75% Floor)	7.41	%(a)	01/15/2034	8,500,425
	Allegro CLO Ltd.
30,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	6.78	%(a)	07/24/2037	30,250,782
	Apidos CLO
25,000,000	Series 2024-48A-A1 (3 mo. Term SOFR + 1.44%, 1.44% Floor)	6.76	%(a)	07/25/2037	25,083,863
	ARES CLO
7,000,000	Series 2017-44A-A3R1 (3 mo. Term SOFR + 1.91%, 1.65% Floor)	6.57	%(a)	04/15/2034	7,031,963
	Bain Capital Credit CLO
20,000,000	Series 2022-6A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.89	%(a)	01/22/2038	20,172,410
15,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65	%(a)	01/21/2038	15,000,000
	Battalion CLO Ltd.
3,000,000	Series 2017-11A-BR (3 mo. Term SOFR + 1.98%, 1.72% Floor)	6.62	%(a)	04/24/2034	3,013,501
1,000,000	Series 2021-19A-B (3 mo. Term SOFR + 1.86%, 1.60% Floor)	6.52	%(a)	04/15/2034	1,002,098

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Birch Grove CLO
13,500,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.41%, 1.41% Floor)	6.03	%(a)	10/20/2037	13,556,600
	BlueMountain CLO Ltd.
5,000,000	Series 2018-2A-B (3 mo. Term SOFR + 1.96%, 1.70% Floor)	6.49	%(a)	08/15/2031	5,015,324
	Bridge Street CLO Ltd.
166,500,000	Series 2020-1A-A1R (3 mo. Term SOFR + 1.55%, 1.55% Floor)	6.17	%(a)	07/20/2037	168,049,466
39,500,000	Series 2024-1A-A (3 mo. Term SOFR + 1.60%, 1.60% Floor)	6.22	%(a)	04/20/2037	39,835,094
	Canyon Capital CLO Ltd.
20,000,000	Series 2019-2A-BR (3 mo. Term SOFR + 1.96%, 1.70% Floor)	6.62	%(a)	10/15/2034	20,110,062
2,500,000	Series 2021-2A-B1 (3 mo. Term SOFR + 2.01%, 2.01% Floor)	6.67	%(a)	04/15/2034	2,513,201
	Capital Four US CLO Ltd.
16,500,000	Series 2021-1A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.10	%(a)	01/18/2035	16,509,174
18,000,000	Series 2022-1A-BR (3 mo. Term SOFR + 2.65%, 2.65% Floor)	7.27	%(a)	01/20/2037	18,292,604
	Carlyle Global Market Strategies
28,080,000	Series 2017-2A-AR2 (3 mo. Term SOFR + 1.49%, 1.49% Floor)	6.11	%(a)	07/20/2037	28,205,602
25,000,000	Series 2022-2A-A1R (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.92	%(a)	01/20/2038	25,141,525
	CarVal CLO
5,000,000	Series 2024-1A-B (3 mo. Term SOFR + 2.10%, 2.10% Floor)	6.72	%(a)	04/20/2037	5,077,446
25,000,000	Series 2024-2A-A (3 mo. Term SOFR + 1.46%, 1.46% Floor)	6.75	%(a)	07/20/2037	25,102,218
	CBAM Ltd.
18,000,000	Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.77	%(a)	01/20/2038	18,000,000
11,000,000	Series 2017-2A-BR (3 mo. Term SOFR + 2.11%, 1.85% Floor)	6.76	%(a)	07/17/2034	11,057,232
	Cedar Funding Ltd.
39,100,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	6.04	%(a)	07/20/2037	39,225,624
2,000,000	Series 2022-15A-B (3 mo. Term SOFR + 1.80%, 1.80% Floor)	6.42	%(a)	04/20/2035	2,008,349
	CIFC Funding Ltd.
11,500,000	Series 2022-3A-B (3 mo. Term SOFR + 2.00%, 2.00% Floor)	6.62	%(a)	04/21/2035	11,596,383
	Crown City CLO
2,750,000	Series 2021-1A-A2 (3 mo. Term SOFR + 1.98%, 1.72% Floor)	6.60	%(a)	07/20/2034	2,755,606
17,500,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.60%, 1.60% Floor)	6.22	%(a)	04/20/2037	17,578,753
90,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	6.82	%(a)	07/15/2037	90,409,536
	Dryden Senior Loan Fund
3,500,000	Series 2017-53A-B (3 mo. Term SOFR + 1.66%, 0.00% Floor)	6.32	%(a)	01/15/2031	3,504,465
	Empower CLO Ltd.
40,500,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.39%, 1.39% Floor)	6.01	%(a)	10/20/2037	40,710,555
9,000,000	Series 2023-3A-B (3 mo. Term SOFR + 2.55%, 2.55% Floor)	7.17	%(a)	01/20/2037	9,074,725
19,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.52%, 1.52% Floor)	6.85	%(a)	07/15/2037	19,171,232
	Franklin Park Place CLO LLC
18,000,000	Series 2022-1A-A (3 mo. Term SOFR + 1.40%, 1.40% Floor)	6.06	%(a)	04/14/2035	18,028,553
	Generate CLO Ltd.
5,800,000	Series 3A-B2R (3 mo. Term SOFR + 2.60%, 2.60% Floor)	7.22	%(a)	10/20/2036	5,876,539
	Halcyon Loan Advisors Funding Ltd.
2,158,798	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	9.88	%(a)	04/28/2025	437,157
	Halsey Point CLO Ltd.
10,000,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.52%, 1.52% Floor)	6.82	%(a)	07/20/2037	10,088,650
	Harbourview CLO VII LLC
8,575,526	Series 7RA-A1 (3 mo. Term SOFR + 1.39%, 1.13% Floor)	6.02	%(a)	07/18/2031	8,594,145
	Harvest US CLO
20,000,000	Series 2023-1A-B (3 mo. Term SOFR + 2.60%, 2.60% Floor)	7.26	%(a)	01/15/2037	20,275,128
	Jackson Financial, Inc.
9,500,000	Series 2022-6RA-BR (3 mo. Term SOFR + 2.75%, 2.75% Floor)	7.37	%(a)	01/20/2037	9,655,701
	Jamestown CLO Ltd.
6,000,000	Series 2018-11A-A2 (3 mo. Term SOFR + 1.96%, 0.00% Floor)	6.62	%(a)	07/14/2031	6,008,660
	Katayma CLO Ltd.
25,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	6.27	%(a)	04/20/2037	25,113,205

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	LCM LP
8,136,565	Series 17A-A2RR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.07	%(a)	10/15/2031	8,204,459
	Magnetite CLO Ltd.
23,500,000	Series 2024-40A-A1 (3 mo. Term SOFR + 1.45%, 1.45% Floor)	6.78	%(a)	07/15/2037	23,589,340
	Marble Point CLO
5,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	6.06	%(a)	07/20/2037	5,017,506
58,000,000	Series 2021-2A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.09	%(a)	07/25/2034	58,118,134
50,000,000	Series 2021-4A-A1 (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.10	%(a)	01/22/2035	50,010,665
20,000,000	Series 2022-2A-A1R (3 mo. Term SOFR + 1.93%, 1.93% Floor)	6.55	%(a)	10/20/2036	20,120,520
11,400,000	Series 2022-2A-BR (3 mo. Term SOFR + 2.85%, 2.85% Floor)	7.47	%(a)	10/20/2036	11,575,771
	Menlo CLO Ltd.
10,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.75	%(a)	01/20/2038	10,053,810
	MidOcean Credit CLO
20,944,670	Series 2018-9A-A1 (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.03	%(a)	07/20/2031	20,958,856
	MP CLO Ltd.
7,890,464	Series 2013-1A-AR (3 mo. Term SOFR + 1.51%, 0.00% Floor)	6.13	%(a)	10/20/2030	7,898,523
	Nassau Global Credit LLC
13,196,809	Series 2018-IA-A (3 mo. Term SOFR + 1.41%, 0.00% Floor)	6.07	%(a)	07/15/2031	13,211,122
	OCP CLO Ltd.
23,500,000	Series 2017-13A-AR2 (3 mo. Term SOFR + 1.34%, 1.34% Floor)	5.90	%(a)	11/26/2037	23,617,061
5,000,000	Series 2020-18A-A1R2 (3 mo. Term SOFR + 1.37%, 1.37% Floor)	6.60	%(a)	07/20/2037	5,032,385
	Octagon Investment Partners Ltd.
1,500,000	Series 2019-1A-BR (3 mo. Term SOFR + 1.85%, 1.85% Floor)	6.51	%(a)	04/15/2035	1,503,533
	Park Blue CLO Ltd.
7,400,000	Series 2023-4A-B (3 mo. Term SOFR + 2.70%, 2.70% Floor)	7.33	%(a)	01/25/2037	7,510,737
	Rockford Tower CLO Ltd.
2,525,000	Series 2018-2A-B (3 mo. Term SOFR + 2.06%, 1.80% Floor)	6.68	%(a)	10/20/2031	2,527,518
15,000,000	Series 2022-3A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	6.06	%(a)	07/20/2037	15,119,394
10,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.61%, 1.61% Floor)	6.23	%(a)	04/20/2037	10,095,548
	Sound Point CLO Ltd.
17,775,305	Series 2013-3RA-A (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.04	%(a)	04/18/2031	17,812,537
18,000,000	Series 2018-2A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	6.83	%(a)	07/26/2031	18,029,392
25,407,296	Series 2018-3A-A1AR (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.92	%(a)	10/26/2031	25,438,161
25,250,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.44%, 1.18% Floor)	6.07	%(a)	10/25/2034	25,300,126
15,150,000	Series 2021-1A-A (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.96	%(a)	04/25/2034	15,179,206
10,000,000	Series 2024-38A-A1 (3 mo. Term SOFR + 1.60%, 1.60% Floor)	6.12	%(a)	02/20/2037	10,061,594
20,000,000	Series 2024-39A-A1 (3 mo. Term SOFR + 1.54%, 1.54% Floor)	6.85	%(a)	07/20/2037	20,090,914
11,750,000	Series 2024-40A-A1 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.98	%(a)	10/20/2037	11,776,803
	Steele Creek CLO Ltd.
19,848,120	Series 2016-1A-AR (3 mo. Term SOFR + 1.38%, 1.12% Floor)	5.74	%(a)	06/15/2031	19,853,812
10,000,000	Series 2019-1A-BR (3 mo. Term SOFR + 2.06%, 1.80% Floor)	6.72	%(a)	04/15/2032	10,032,948
	Trimaran CAVU LLC
20,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.10	%(a)	01/18/2035	20,040,834
	Unity-Peace Park CLO Ltd.
15,000,000	Series 2022-1A-B (3 mo. Term SOFR + 2.00%, 2.00% Floor)	6.62	%(a)	04/20/2035	15,108,378
	Vibrant Clo X Ltd.
60,500,000	Series 2018-10RA-A1 (3 mo. Term SOFR + 1.70%, 1.70% Floor)	6.32	%(a)	04/20/2036	61,073,631
	Warwick Capital CLO Ltd.
18,500,000	Series 2024-3A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	6.27	%(a)	04/20/2037	18,675,254
20,000,000	Series 2024-4A-A1 (3 mo. Term SOFR + 1.40%, 1.40% Floor)	6.59	%(a)	07/20/2037	20,154,422
	Wellfleet CLO Ltd.
36,000,000	Series 2022-1A-A1RN (3 mo. Term SOFR + 1.42%, 1.42% Floor)	6.08	%(a)	07/15/2037	36,043,250
	Wind River CLO Ltd.
4,000,000	Series 2013-2A-CR (3 mo. Term SOFR + 2.26%, 0.00% Floor)	6.89	%(a)	10/18/2030	4,006,176
5,548,745	Series 2014-2A-AR (3 mo. Term SOFR + 1.40%, 1.14% Floor)	6.06	%(a)	01/15/2031	5,558,242
	Total Collateralized Loan Obligations (Cost $1,487,420,988)				1,495,034,118

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 7.8%
	20 Times Square Trust
7,949,000	Series 2018-20TS-F	3.10	%(a)(b)	05/15/2035	6,353,827
5,856,000	Series 2018-20TS-G	3.10	%(a)(b)	05/15/2035	4,569,578
	280 Park Avenue Mortgage Trust
23,770,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	5.66	%(a)	09/15/2034	23,607,292
	Arbor Multifamily Mortgage Securities Trust
21,947,000	Series 2021-MF3-XB	0.49	%(a)(b)(f)	10/15/2054	650,955
	Arbor Realty Trust, Inc.
125,450,902	Series 2020-MF1-XA	0.94	%(a)(b)(f)	05/15/2053	4,886,112
6,300,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.61%, 1.50% Floor)	6.01	%(a)	12/15/2035	6,273,080
2,904,292	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.86	%(a)	11/15/2036	2,914,875
13,075,183	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	6.05	%(a)	01/15/2037	13,092,050
	AREIT Ltd.
11,250,000	Series 2024-CRE9-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.08	%(a)	05/17/2041	11,295,810
	Ares Commercial Real Estate Corp.
2,010,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.51%, 1.40% Floor)	5.89	%(a)	12/18/2037	1,960,246
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
41,267,640	Series 2015-UBS7-XA	0.73	%(b)(f)	09/15/2048	89,576
2,121,000	Series 2016-UB10-C	4.82	%(b)	07/15/2049	2,041,867
	Banc of America Re-Remic Trust
1,020,000	Series 2015-200P-C	3.60	%(a)(b)	04/14/2033	1,009,552
25,435,000	Series 2020-BOC-D	3.18	%(a)(b)	01/15/2032	15,495,806
7,505,000	Series 2020-BOC-E	3.18	%(a)(b)	01/15/2032	3,416,509
	BANK
3,554,000	Series 2017-BNK4-C	4.37	%(b)	05/15/2050	3,032,830
31,387,556	Series 2017-BNK4-XA	1.33	%(b)(f)	05/15/2050	762,391
4,916,000	Series 2017-BNK5-B	3.90	%(b)	06/15/2060	4,683,686
65,643,181	Series 2017-BNK5-XA	0.94	%(b)(f)	06/15/2060	1,229,884
140,865,563	Series 2018-BN10-XA	0.69	%(b)(f)	02/15/2061	2,527,424
31,334,000	Series 2018-BN10-XD	1.72	%(a)(b)(f)	02/15/2061	1,494,212
2,290,000	Series 2019-BN16-B	4.44	%(b)	02/15/2052	2,129,529
86,196,510	Series 2019-BN16-XA	0.93	%(b)(f)	02/15/2052	2,687,435
13,119,665	Series 2019-BN16-XD	1.82	%(a)(b)(f)	02/15/2052	842,318
11,541,000	Series 2019-BN17-XD	1.59	%(a)(b)(f)	04/15/2052	660,241
43,097,000	Series 2019-BN19-AS	3.45%		08/15/2061	38,314,233
17,013,666	Series 2019-BN19-XD	1.03	%(a)(b)(f)	08/15/2061	690,564
1,099,000	Series 2019-BN20-AS	3.24	%(b)	09/15/2062	955,983
5,000,000	Series 2019-BN21-C	3.52	%(b)	10/17/2052	4,128,771
18,082,333	Series 2019-BN22-XD	0.96	%(a)(b)(f)	11/15/2062	739,043
26,932,000	Series 2019-BN24-XD	1.02	%(a)(b)(f)	11/15/2062	1,187,233
4,270,000	Series 2020-BN27-A5	2.14%		04/15/2063	3,613,887
62,007,000	Series 2020-BN30-XB	0.72	%(b)(f)	12/15/2053	2,192,710
44,619,398	Series 2021-BN32-XA	0.77	%(b)(f)	04/15/2054	1,537,138
112,743,000	Series 2021-BN35-XB	0.59	%(b)(f)	06/15/2064	3,862,113
10,388,000	Series 2021-BN38-XD	0.72	%(a)(b)(f)	12/15/2064	433,936
7,663,000	Series 2022-BNK40-XD	0.89	%(a)(b)(f)	03/15/2064	400,923
	BANK5 Trust
2,467,000	Series 2024-5YR10-AS	5.64%		10/15/2057	2,494,209
8,169,000	Series 2024-5YR10-B	6.14	%(b)	10/15/2057	8,245,666
1,667,000	Series 2024-5YR10-C	5.74	%(b)	10/15/2057	1,641,543
122,674,491	Series 2024-5YR6-XA	0.74	%(a)(b)(f)	05/15/2057	3,481,208
85,183,496	Series 2024-5YR8-XA	0.90	%(b)(f)	08/15/2057	3,050,029
	BBCMS Trust
45,454,000	Series 2018-CBM-A (1 mo. Term SOFR + 1.30%, 1.25% Floor)	5.70	%(a)	07/15/2037	45,055,291
13,455,000	Series 2018-CBM-E (1 mo. Term SOFR + 3.85%, 3.55% Floor)	8.25	%(a)	07/15/2037	11,332,423
5,775,000	Series 2018-TALL-F (1 mo. Term SOFR + 3.43%, 3.39% Floor)	7.83	%(a)	03/15/2037	4,129,395

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
11,799,000	Series 2020-C6-F5TB	3.69	%(a)(b)	02/15/2053	8,880,607
12,497,250	Series 2020-C6-F5TC	3.69	%(a)(b)	02/15/2053	8,836,061
92,240,340	Series 2020-C6-XA	1.04	%(b)(f)	02/15/2053	3,660,410
7,424,000	Series 2020-C6-XD	1.20	%(a)(b)(f)	02/15/2053	397,906
1,437,000	Series 2020-C7-AS	2.44%		04/15/2053	1,233,069
1,619,000	Series 2021-C11-ASB	2.11%		09/15/2054	1,465,720
34,040,000	Series 2021-C11-XB	0.96	%(b)(f)	09/15/2054	1,891,545
133,844,657	Series 2021-C9-XA	1.59	%(b)(f)	02/15/2054	9,744,400
68,467,000	Series 2021-C9-XB	0.99	%(b)(f)	02/15/2054	3,519,820
12,893,000	Series 2024-5C29-A3	5.21%		09/15/2057	12,946,864
130,000,000	Series 2024-5C31-XA	1.06	%(b)(f)	12/15/2057	5,954,325
	BDS Ltd.
6,000,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	5.94	%(a)	09/19/2039	6,035,844
	Benchmark Mortgage Trust
34,728,841	Series 2018-B7-XA	0.41	%(b)(f)	05/15/2053	419,333
27,407,693	Series 2018-B8-XA	0.62	%(b)(f)	01/15/2052	529,210
12,985,000	Series 2019-B10-XD	1.88	%(a)(b)(f)	03/15/2062	907,890
13,924,000	Series 2019-B11-XD	1.46	%(a)(b)(f)	05/15/2052	748,934
13,870,000	Series 2019-B12-XD	1.15	%(a)(b)(f)	08/15/2052	588,304
14,907,500	Series 2019-B14-XD	1.26	%(a)(b)(f)	12/15/2062	816,974
24,552,000	Series 2019-B15-XD	0.97	%(a)(b)(f)	12/15/2072	999,117
75,235,350	Series 2019-B9-XA	1.01	%(b)(f)	03/15/2052	2,552,600
73,617,181	Series 2020-B16-XA	0.92	%(b)(f)	02/15/2053	2,618,195
70,119,046	Series 2020-B17-XA	1.41	%(b)(f)	03/15/2053	3,074,692
12,580,000	Series 2020-B17-XD	1.41	%(a)(b)(f)	03/15/2053	737,370
13,462,000	Series 2020-B18-AGND	3.74	%(a)	07/15/2053	13,176,311
2,432,000	Series 2020-B18-AGNE	3.76	%(a)	07/15/2053	2,341,556
87,830,447	Series 2020-B18-XA	1.78	%(b)(f)	07/15/2053	4,611,002
233,548,448	Series 2020-B19-XA	1.76	%(b)(f)	09/15/2053	12,280,865
70,425,753	Series 2020-B22-XA	1.51	%(b)(f)	01/15/2054	4,980,199
275,367,278	Series 2020-IG1-XA	0.51	%(b)(f)	09/15/2043	5,447,866
231,495,799	Series 2021-B24-XA	1.14	%(b)(f)	03/15/2054	10,704,134
120,037,975	Series 2021-B28-XA	1.26	%(b)(f)	08/15/2054	6,916,996
59,609,000	Series 2021-B28-XB	0.95	%(b)(f)	08/15/2054	3,246,956
66,420,000	Series 2021-B29-XB	0.70	%(b)(f)	09/15/2054	2,671,253
362,465,508	Series 2021-B30-XA	0.80	%(b)(f)	11/15/2054	15,622,626
15,995,000	Series 2021-B31-XD	1.14	%(a)(b)(f)	12/15/2054	1,080,461
13,067,000	Series 2022-B32-XD	1.52	%(a)(b)(f)	01/15/2055	1,051,799
10,959,500	Series 2022-B33-XD	1.61	%(a)(b)(f)	03/15/2055	999,356
7,270,000	Series 2022-B34-XD	1.83	%(a)(b)(f)	04/15/2055	780,352
37,520,000	Series 2024-V10-A3	5.28%		09/15/2057	37,679,055
168,345,000	Series 2024-V11-XA	0.56	%(b)(f)	11/15/2057	4,205,679
76,882,000	Series 2024-V12-XA	0.85	%(b)(f)	12/15/2057	2,859,857
6,966,000	Series 2024-V8-A2	5.71%		07/15/2057	7,134,873
136,449,784	Series 2024-V8-XA	0.79	%(a)(b)(f)	07/15/2057	4,231,553
21,999,000	Series 2024-V9-A3	5.60%		08/15/2057	22,381,413
	BHMS Mortgage Trust
14,537,000	Series 2018-ATLS-A (1 mo. Term SOFR + 1.55%, 1.50% Floor)	5.94	%(a)	07/15/2035	14,522,286
	BMO Mortgage Trust
20,804,000	Series 2024-5C6-A3	5.32%		09/15/2057	20,884,824
17,982,000	Series 2024-5C7-AS	5.89	%(b)	11/15/2057	18,280,915
111,942,362	Series 2024-5C7-XA	0.93	%(a)(b)(f)	11/15/2057	4,387,245
113,600,000	Series 2024-5C8-XA	1.02	%(b)(f)	12/15/2057	4,992,220
	BPR Trust
10,166,000	Series 2021-TY-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.56	%(a)	09/15/2038	10,134,342
	Braemar Hotels & Resorts Trust
598,840	Series 2018-PRME-A (1 mo. Term SOFR + 0.99%, 0.95% Floor)	5.39	%(a)	06/15/2035	596,935
	BSPRT Co.-Issuer LLC
3,708,624	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.61	%(a)	03/15/2036	3,705,264
15,000,000	Series 2023-FL10-C (1 mo. Term SOFR + 3.97%, 3.97% Floor)	8.37	%(a)	09/15/2035	15,165,030

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	BX Trust
3,177,000	Series 2018-GW-D (1 mo. Term SOFR + 2.07%, 1.77% Floor)	6.47	%(a)	05/15/2035	3,178,151
169,239,000	Series 2019-OC11-E	3.94	%(a)(b)	12/09/2041	150,995,611
326,679,000	Series 2019-OC11-XB	0.18	%(a)(b)(f)	12/09/2041	3,261,726
8,811,010	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	5.24	%(a)	10/15/2036	8,765,794
1,069,000	Series 2021-ARIA-C (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.16	%(a)	10/15/2036	1,066,853
2,746,474	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.76	%(a)	11/15/2036	2,734,716
1,939,344	Series 2021-SOAR-C (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.61	%(a)	06/15/2038	1,936,610
3,450,000	Series 2021-VIEW-F (1 mo. Term SOFR + 4.04%, 3.93% Floor)	8.44	%(a)	06/15/2036	3,254,366
56,505,000	Series 2021-VOLT-E (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.51	%(a)	09/15/2036	56,414,343
4,296,509	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.20	%(a)	10/15/2038	4,293,581
3,514,700	Series 2021-XL2-E (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.36	%(a)	10/15/2038	3,510,475
1,650,876	Series 2022-PSB-A (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.85	%(a)	08/15/2039	1,660,663
24,170,000	Series 2024-AIRC-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.09	%(a)	08/15/2039	24,373,748
18,250,000	Series 2024-GPA3-A (1 mo. Term SOFR + 1.29%, 1.29% Floor)	5.80	%(a)	12/15/2039	18,280,952
5,650,000	Series 2024-GPA3-C (1 mo. Term SOFR + 1.89%, 1.89% Floor)	6.40	%(a)	12/15/2039	5,657,907
2,549,000	Series 2024-VLT4-A (1 mo. Term SOFR + 1.49%, 1.49% Floor)	5.89	%(a)	07/15/2029	2,562,838
	BXP Trust
9,818,000	Series 2017-GM-B	3.42	%(a)(b)	06/13/2039	9,325,997
	Cantor Commercial Real Estate Lending LP
10,105,250	Series 2019-CF2-XD	1.43	%(a)(b)(f)	11/15/2052	576,325
11,514,000	Series 2019-CF3-XD	1.09	%(a)(b)(f)	01/15/2053	533,836
	Century Plaza Towers
5,000,000	Series 2019-CPT-A	2.87	%(a)	11/13/2039	4,388,516
	CFCRE Commercial Mortgage Trust
7,155,000	Series 2016-C4-C	4.83	%(b)	05/10/2058	6,916,118
64,728,289	Series 2016-C4-XA	1.56	%(b)(f)	05/10/2058	818,670
5,000,000	Series 2016-C6-C	4.17	%(b)	11/10/2049	4,466,725
	Citigroup Commercial Mortgage Trust
9,847,654	Series 2015-GC27-C	4.39	%(b)	02/10/2048	9,777,451
3,685,000	Series 2015-GC27-D	4.39	%(a)(b)	02/10/2048	3,517,321
14,310,000	Series 2015-GC33-C	4.57	%(b)	09/10/2058	12,028,882
147,793,239	Series 2015-GC33-XA	0.86	%(b)(f)	09/10/2058	429,251
91,710,883	Series 2016-C1-XA	1.81	%(b)(f)	05/10/2049	1,513,991
186,714,285	Series 2016-GC36-XA	1.20	%(b)(f)	02/10/2049	1,508,278
31,845,748	Series 2016-GC37-XA	1.64	%(b)(f)	04/10/2049	368,879
87,785,765	Series 2016-P3-XA	1.65	%(b)(f)	04/15/2049	868,377
51,755,763	Series 2016-P4-XA	1.89	%(b)(f)	07/10/2049	978,531
82,785,417	Series 2016-P5-XA	1.37	%(b)(f)	10/10/2049	1,302,769
217,604,795	Series 2017-B1-XA	0.72	%(b)(f)	08/15/2050	3,317,059
36,838,371	Series 2017-P7-XA	1.08	%(b)(f)	04/14/2050	664,874
15,766,000	Series 2019-C7-XD	1.20	%(a)(b)(f)	12/15/2072	815,952
13,007,000	Series 2019-GC41-XD	0.84	%(a)(b)(f)	08/10/2056	424,530
11,280,000	Series 2019-GC43-XD	0.60	%(a)(b)(f)	11/10/2052	308,501
3,625,000	Series 2020-420K-D	3.31	%(a)(b)	11/10/2042	3,124,470
7,800,000	Series 2020-420K-E	3.31	%(a)(b)	11/10/2042	6,541,065
23,804,000	Series 2020-555-E	3.50	%(a)(b)	12/10/2041	18,996,835
2,853,000	Series 2020-GC46-B	3.15	%(b)	02/15/2053	2,369,871
21,133,200	Series 2020-GC46-XD	1.06	%(a)(b)(f)	02/15/2053	1,020,636
16,920,000	Series 2022-GC48-XD	2.37	%(a)(b)(f)	06/15/2055	2,521,720
	Citigroup/Deutsche Bank Commercial Mortgage Trust
5,161,000	Series 2016-C1-B	4.20	%(b)	05/10/2049	4,826,394
101,113,987	Series 2016-C1-XA	1.36	%(b)(f)	05/10/2049	939,025
68,852,441	Series 2017-CD4-XA	1.22	%(b)(f)	05/10/2050	1,484,672
5,723,000	Series 2017-CD6-B	3.91	%(b)	11/13/2050	5,296,682
5,175,000	Series 2017-CD6-C	4.27	%(b)	11/13/2050	4,711,348
37,520,097	Series 2017-CD6-XA	0.89	%(b)(f)	11/13/2050	687,620
58,702,814	Series 2020-C9-XA	1.70	%(b)(f)	09/15/2053	2,655,287

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Commercial Mortgage Pass Through Certificates
13,118,101	Series 2013-CR12-XA	0.58	%(b)(f)	10/10/2046	131
199,786	Series 2013-CR13-C	4.94	%(b)	11/10/2046	186,060
4,345,000	Series 2014-CR16-C	4.78	%(b)	04/10/2047	4,082,479
12,950,156	Series 2014-CR20-C	4.65	%(b)	11/10/2047	12,256,639
4,954,775	Series 2014-UBS3-XA	0.44	%(b)(f)	06/10/2047	50
91,084,501	Series 2015-CR22-XA	0.74	%(b)(f)	03/10/2048	911
5,360,000	Series 2015-CR23-C	4.33	%(b)	05/10/2048	5,081,018
71,379,876	Series 2015-CR26-XA	0.89	%(b)(f)	10/10/2048	136,371
17,822,000	Series 2015-DC1-C	4.27	%(b)	02/10/2048	15,850,022
135,390,962	Series 2015-DC1-XA	0.84	%(b)(f)	02/10/2048	1,354
4,296,879	Series 2015-PC1-A5	3.90%		07/10/2050	4,282,592
1,403,000	Series 2016-DC2-C	4.66	%(b)	02/10/2049	1,357,442
15,800,000	Series 2018-COR3-XD	1.75	%(a)(b)(f)	05/10/2051	777,373
18,570,000	Series 2018-HCLV-A (1 mo. Term SOFR + 1.30%, 1.00% Floor)	5.69	%(a)	09/15/2033	17,072,140
	Computershare Corporate Trust
3,906,364	Series 2014-LC18-B	3.96%		12/15/2047	3,864,713
11,460,000	Series 2015-C26-C	4.07	%(b)	02/15/2048	11,390,669
38,598,747	Series 2015-C26-XA	0.94	%(b)(f)	02/15/2048	386
3,187,500	Series 2015-C27-C	3.89%		02/15/2048	2,815,591
97,364,452	Series 2015-C27-XA	0.73	%(b)(f)	02/15/2048	21,732
9,701,000	Series 2015-C31-C	4.59	%(b)	11/15/2048	9,299,741
112,092,244	Series 2015-C31-XA	0.94	%(b)(f)	11/15/2048	410,908
111,301,486	Series 2015-LC20-XA	1.35	%(b)(f)	04/15/2050	21,158
3,000,000	Series 2015-LC22-C	4.54	%(b)	09/15/2058	2,783,626
8,438,000	Series 2015-NXS2-C	4.27	%(b)	07/15/2058	7,202,052
78,395,672	Series 2015-P2-XA	0.91	%(b)(f)	12/15/2048	408,034
10,085,000	Series 2016-C32-C	4.73	%(b)	01/15/2059	9,521,617
4,250,000	Series 2016-C34-B	4.09%		06/15/2049	4,071,339
5,888,000	Series 2016-C34-C	5.05	%(b)	06/15/2049	5,556,337
5,890,000	Series 2016-LC24-C	4.43	%(b)	10/15/2049	5,073,068
96,053,115	Series 2016-NXS6-XA	1.59	%(b)(f)	11/15/2049	1,514,825
178,320,333	Series 2017-C39-XA	1.07	%(b)(f)	09/15/2050	3,846,370
1,904,000	Series 2017-C42-C	4.30	%(b)	12/15/2050	1,639,475
47,133,755	Series 2017-C42-XA	0.86	%(b)(f)	12/15/2050	979,029
1,758,000	Series 2017-RC1-C	4.59%		01/15/2060	1,647,837
133,551,986	Series 2018-C43-XA	0.57	%(b)(f)	03/15/2051	2,092,973
4,335,668	Series 2019-C49-XD	2.13	%(a)(b)(f)	03/15/2052	329,365
58,986,231	Series 2019-C50-XA	1.40	%(b)(f)	05/15/2052	2,649,897
3,193,000	Series 2019-C51-B	3.84	%(b)	06/15/2052	2,710,413
42,674,235	Series 2019-C51-XA	1.26	%(b)(f)	06/15/2052	1,962,925
24,972,000	Series 2019-C52-AS	3.14%		08/15/2052	22,310,347
69,507,793	Series 2019-C52-XA	1.56	%(b)(f)	08/15/2052	3,827,280
5,000,000	Series 2019-C53-C	3.58	%(b)	10/15/2052	4,296,887
8,777,333	Series 2019-C53-XD	1.48	%(a)(b)(f)	10/15/2052	537,263
131,852,048	Series 2019-C54-XA	0.84	%(b)(f)	12/15/2052	4,584,443
6,363,333	Series 2019-C54-XD	1.39	%(a)(b)(f)	12/15/2052	373,978
28,088,000	Series 2020-C55-AS	2.94%		02/15/2053	24,632,833
52,886,315	Series 2020-C55-XB	0.81	%(b)(f)	02/15/2053	1,878,823
142,029,787	Series 2020-C56-XA	1.33	%(b)(f)	06/15/2053	7,032,861
163,481,410	Series 2021-C61-XA	1.34	%(b)(f)	11/15/2054	10,122,507
9,132,000	Series 2021-C61-XD	1.40	%(a)(b)(f)	11/15/2054	728,363
	Credit Suisse Mortgage Capital Certificates
147,561,481	Series 2014-USA-X1	0.54	%(a)(b)(f)	09/15/2037	1,476
3,799,000	Series 2017-CALI-E	3.78	%(a)(b)	11/10/2032	758,100
6,050,000	Series 2017-CALI-F	3.78	%(a)(b)	11/10/2032	762,618
4,847,000	Series 2017-TIME-A	3.65	%(a)	11/13/2039	4,252,628
16,472,519	Series 2020-NET-A	2.26	%(a)	08/15/2037	16,059,087
87,329,677	Series 2020-NET-X	1.14	%(a)(b)(f)	08/15/2037	560,002
5,780,759	Series 2021-B33-A1	3.05	%(a)	10/10/2043	5,370,443
18,815,500	Series 2021-B33-A2	3.17	%(a)	10/10/2043	15,983,636
108,548,934	Series 2021-B33-X	0.50	%(a)(b)(f)	10/10/2043	2,684,925

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	CSAIL Commercial Mortgage Trust
13,360,000	Series 2015-C2-AS	3.85	%(b)	06/15/2057	12,955,089
9,205,000	Series 2015-C3-B	4.11	%(b)	08/15/2048	8,393,291
2,299,000	Series 2015-C4-C	4.55	%(b)	11/15/2048	2,250,764
259,213,422	Series 2015-C4-XA	0.79	%(b)(f)	11/15/2048	696,740
9,425,000	Series 2016-C5-C	4.63	%(b)	11/15/2048	8,968,969
34,455,582	Series 2016-C6-XA	1.85	%(b)(f)	01/15/2049	473,406
11,020,000	Series 2016-C7-B	4.32	%(b)	11/15/2049	10,400,765
127,637,218	Series 2017-C8-XA	1.06	%(b)(f)	06/15/2050	2,496,750
4,399,000	Series 2017-CX10-B	3.89	%(b)	11/15/2050	3,944,850
66,195,482	Series 2017-CX10-XA	0.84	%(b)(f)	11/15/2050	1,120,359
1,886,000	Series 2018-C14-C	4.88	%(b)	11/15/2051	1,673,606
15,894,000	Series 2019-C16-B	3.88%		06/15/2052	14,372,615
24,254,709	Series 2019-C17-XA	1.32	%(b)(f)	09/15/2052	1,152,858
7,924,000	Series 2019-C18-B	3.59%		12/15/2052	7,021,465
218,449,321	Series 2019-C18-XA	1.00	%(b)(f)	12/15/2052	7,961,320
194,148,096	Series 2020-C19-XA	1.09	%(b)(f)	03/15/2053	8,462,042
81,465,000	Series 2020-C19-XB	0.08	%(b)(f)	03/15/2053	361,134
	CSWF
878,416	Series 2018-TOP-G (1 mo. Term SOFR + 3.50%, 3.45% Floor)	7.89	%(a)	08/15/2035	849,315
	DOLP Trust
11,475,000	Series 2021-NYC-F	3.70	%(a)(b)	05/10/2041	7,584,391
	Extended Stay America Trust
7,614,436	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.59	%(a)	07/15/2038	7,624,433
	Franklin BSP Realty Trust, Inc.
18,614,252	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	6.10	%(a)	02/15/2037	18,582,387
	Granite Point Mortgage Trust, Inc.
11,341,919	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	5.82	%(a)	12/15/2036	11,225,415
	Great Wolf Trust
15,000,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	6.09	%(a)	05/15/2041	15,079,247
	Greystone Commercial Real Estate Notes
4,157,022	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.53	%(a)	07/15/2039	4,157,716
6,250,000	Series 2021-FL3-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.16	%(a)	07/15/2039	6,229,819
	GS Mortgage Securities Corp. II
4,000,000	Series 2015-GC28-C	4.34	%(b)	02/10/2048	3,959,931
4,983,314	Series 2015-GC28-XA	0.68	%(b)(f)	02/10/2048	50
184,595,912	Series 2015-GC32-XA	0.68	%(b)(f)	07/10/2048	234,991
139,497,320	Series 2015-GC34-XA	1.19	%(b)(f)	10/10/2048	639,246
62,177,036	Series 2015-GS1-XA	0.75	%(b)(f)	11/10/2048	235,054
39,117,431	Series 2016-GS2-XA	1.72	%(b)(f)	05/10/2049	533,507
250,347,863	Series 2016-GS3-XA	1.18	%(b)(f)	10/10/2049	3,448,717
46,776,525	Series 2016-GS4-XA	0.56	%(b)(f)	11/10/2049	351,867
178,367,579	Series 2017-GS7-XA	1.07	%(b)(f)	08/10/2050	3,705,693
98,700,000	Series 2017-GS7-XB	0.33	%(b)(f)	08/10/2050	791,732
3,443,000	Series 2018-GS10-WLSA	4.90	%(a)(b)	03/10/2033	830,730
6,834,000	Series 2018-GS10-WLSB	4.90	%(a)(b)	03/10/2033	680,125
9,287,000	Series 2018-GS10-WLSC	4.90	%(a)(b)	03/10/2033	875,492
8,990,000	Series 2018-GS10-WLSD	4.90	%(a)(b)	03/10/2033	800,296
11,236,750	Series 2018-GS10-WLSE	4.90	%(a)(b)	03/10/2033	911,813
189,901,445	Series 2018-GS9-XA	0.41	%(b)(f)	03/10/2051	2,139,297
12,875,000	Series 2018-LUAU-A (1 mo. Term SOFR + 1.30%, 1.25% Floor)	5.69	%(a)	11/15/2032	12,854,960
15,571,000	Series 2018-TWR-A (1 mo. Term SOFR + 1.20%, 0.90% Floor)	5.60	%(a)	07/15/2031	13,090,306
3,897,000	Series 2018-TWR-D (1 mo. Term SOFR + 1.90%, 1.60% Floor)	6.30	%(a)	07/15/2031	982,044
11,950,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	6.80	%(a)	07/15/2031	1,821,897
11,242,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	7.50	%(a)	07/15/2031	945,626
4,648,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	8.62	%(a)	07/15/2031	69,302
51,875,665	Series 2019-GC38-XA	1.01	%(b)(f)	02/10/2052	1,833,359
13,121,197	Series 2019-GC39-XA	1.09	%(b)(f)	05/10/2052	529,461

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
21,600,000	Series 2019-GSA1-XD	1.00	%(a)(b)(f)	11/10/2052	931,977
178,408,669	Series 2020-GC45-XA	0.65	%(b)(f)	02/13/2053	4,396,436
25,009,000	Series 2020-GC45-XD	0.68	%(a)(b)(f)	02/13/2053	745,863
54,978,255	Series 2020-GSA2-XA	1.70	%(a)(b)(f)	12/12/2053	3,991,009
7,561,000	Series 2020-UPTN-D	3.25	%(a)(b)	02/10/2037	7,542,021
3,280,000	Series 2021-ARDN-E (1 mo. Term SOFR + 3.46%, 3.35% Floor)	7.86	%(a)	11/15/2036	3,253,130
16,787,000	Series 2021-ARDN-G (1 mo. Term SOFR + 5.11%, 5.00% Floor)	9.51	%(a)	11/15/2036	16,676,960
	Hilton USA Trust
5,692,000	Series 2016-SFP-A	2.83	%(a)	11/05/2035	4,448,298
	JP Morgan Chase Commercial Mortgage Securities
402,616	Series 2007-CB20-X1	0.00	%(a)(b)(f)	02/12/2051	1
4,557,470	Series 2013-LC11-AS	3.22%		04/15/2046	4,177,592
1,691,222	Series 2014-C20-B	4.40	%(b)	07/15/2047	1,655,277
47,197,802	Series 2015-JP1-XA	0.88	%(b)(f)	01/15/2049	231,113
1,725,000	Series 2017-JP5-C	3.74	%(b)	03/15/2050	1,467,592
9,343,000	Series 2018-MINN-E (1 mo. Term SOFR + 2.80%, 3.50% Floor)	7.19	%(a)	11/15/2035	7,256,091
18,869,000	Series 2019-COR4-XD	2.02	%(a)(b)(f)	03/10/2052	1,345,192
85,796,991	Series 2019-COR5-XA	1.45	%(b)(f)	06/13/2052	4,008,864
8,500,000	Series 2019-COR5-XD	1.76	%(a)(b)(f)	06/13/2052	572,749
29,530,000	Series 2020-NNN-EFX	3.97	%(a)	01/16/2037	11,665,531
	JPMBB Commercial Mortgage Securities Trust
3,469,579	Series 2014-C21-C	4.56	%(b)	08/15/2047	3,422,746
37,312,274	Series 2014-C25-XA	0.54	%(b)(f)	11/15/2047	373
24,081,948	Series 2014-C26-XA	0.57	%(b)(f)	01/15/2048	241
8,236,400	Series 2015-C27-C	4.29	%(b)	02/15/2048	5,337,293
10,425,000	Series 2015-C27-D	3.79	%(a)(b)	02/15/2048	2,692,918
10,663,088	Series 2015-C28-C	4.07	%(b)	10/15/2048	10,012,125
21,225,602	Series 2015-C28-XA	0.78	%(b)(f)	10/15/2048	4,578
26,286,573	Series 2015-C29-XA	0.52	%(b)(f)	05/15/2048	18,040
115,409,416	Series 2015-C30-XA	0.41	%(b)(f)	07/15/2048	90,435
51,084,182	Series 2015-C32-XA	1.09	%(b)(f)	11/15/2048	132,584
7,394,000	Series 2016-C1-C	4.70	%(b)	03/17/2049	6,850,472
16,559,433	Series 2016-C1-XA	1.15	%(b)(f)	03/17/2049	156,778
	JPMDB Commercial Mortgage Securities Trust
101,820,299	Series 2016-C2-XA	1.47	%(b)(f)	06/15/2049	1,288,770
134,064,600	Series 2017-C5-XA	0.87	%(b)(f)	03/15/2050	1,639,168
162,533,127	Series 2017-C7-XA	0.83	%(b)(f)	10/15/2050	2,922,849
13,604,000	Series 2019-COR6-AS	3.41	%(b)	11/13/2052	11,523,754
273,749,247	Series 2020-COR7-XA	1.63	%(b)(f)	05/13/2053	14,911,642
	KREF
16,029,802	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.57	%(a)	02/15/2039	16,008,723
	Ladder Capital Commercial Mortgage Securities LLC
7,386,665	Series 2021-FL3-A (1 mo. Term SOFR + 1.56%, 1.56% Floor)	5.96	%(a)	11/15/2038	7,406,609
	LoanCore
10,585,185	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	6.15	%(a)	01/17/2037	10,606,503
	LSTAR Commercial Mortgage Trust
127,020	Series 2015-3-D	3.40	%(a)(b)	04/20/2048	126,098
15,043,739	Series 2017-5-X	0.84	%(a)(b)(f)	03/10/2050	197,071
	Lument Finance Trust, Inc.
10,800,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.26	%(a)	06/15/2039	10,681,880
	M360 LLC
10,491,461	Series 2021-CRE3-A (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.97	%(a)	11/22/2038	10,484,830
7,162,000	Series 2021-CRE3-B (1 mo. Term SOFR + 2.36%, 2.25% Floor)	6.72	%(a)	11/22/2038	7,114,294
	Manhattan West
5,731,000	Series 2020-1MW-C	2.33	%(a)(b)	09/10/2039	5,223,913
	MF1 Multifamily Housing Mortgage Loan Trust
1,112,211	Series 2021-FL5-A (1 mo. Term SOFR + 0.96%, 0.96% Floor)	5.35	%(a)	07/15/2036	1,114,777
10,000,000	Series 2021-FL5-AS (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.70	%(a)	07/15/2036	9,999,700

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
10,762,426	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.72	%(a)	02/19/2037	10,773,818
8,203,161	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.52	%(a)	06/19/2037	8,218,255
17,500,000	Series 2023-FL12-A (1 mo. Term SOFR + 2.07%, 2.07% Floor)	6.43	%(a)	10/19/2038	17,587,465
10,660,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.06	%(a)	08/18/2041	10,699,218
	MFT Trust
9,417,000	Series 2020-ABC-A	3.36	%(a)	02/10/2042	6,440,429
4,317,000	Series 2020-ABC-B	3.48	%(a)(b)	02/10/2042	2,722,011
	MHC Commercial Mortgage Trust
1,285,878	Series 2021-MHC-A (1 mo. Term SOFR + 0.92%, 0.80% Floor)	5.31	%(a)	04/15/2038	1,285,460
	Morgan Stanley ABS Capital I, Inc.
4,353,603	Series 2021-ILP-A (1 mo. Term SOFR + 0.89%, 0.78% Floor)	5.29	%(a)	11/15/2036	4,342,903
17,326,703	Series 2021-ILP-D (1 mo. Term SOFR + 1.69%, 1.58% Floor)	6.09	%(a)	11/15/2036	17,261,243
16,967,285	Series 2024-NSTB-A	3.90	%(a)(b)	09/24/2057	16,390,116
	Morgan Stanley Bank of America Merrill Lynch Trust
10,102,345	Series 2012-CKSV-CK	4.16	%(a)(b)	10/15/2030	6,460,022
6,693,500	Series 2014-C19-C	4.00%		12/15/2047	6,405,068
5,457,500	Series 2015-C20-C	4.42	%(b)	02/15/2048	5,371,470
3,146,915	Series 2015-C20-XA	0.89	%(b)(f)	02/15/2048	31
10,286,000	Series 2015-C27-C	4.48	%(b)	12/15/2047	9,947,509
126,068,718	Series 2016-C28-XA	1.14	%(b)(f)	01/15/2049	998,628
7,564,000	Series 2016-C31-C	4.26	%(b)	11/15/2049	6,394,830
37,246,370	Series 2017-C33-XA	1.23	%(b)(f)	05/15/2050	738,417
	Morgan Stanley Capital I, Inc.
549,976	Series 2006-HQ10-X1	0.62	%(a)(b)(f)	11/12/2041	6
7,137,000	Series 2015-UBS8-B	4.32	%(b)	12/15/2048	6,717,952
21,980,416	Series 2015-UBS8-XA	0.84	%(b)(f)	12/15/2048	112,887
128,667,479	Series 2017-H1-XA	1.30	%(b)(f)	06/15/2050	2,562,310
4,661,000	Series 2017-HR2-C	4.32	%(b)	12/15/2050	4,342,943
8,000,000	Series 2018-MP-E	4.28	%(a)(b)	07/11/2040	5,275,298
9,386,700	Series 2019-H6-XD	1.57	%(a)(b)(f)	06/15/2052	553,331
5,305,000	Series 2019-H7-AS	3.52%		07/15/2052	4,871,426
74,218,052	Series 2019-L2-XA	1.00	%(b)(f)	03/15/2052	2,540,373
3,845,000	Series 2019-L3-AS	3.49%		11/15/2052	3,495,345
146,795,469	Series 2019-L3-XA	0.61	%(b)(f)	11/15/2052	3,648,631
15,090,000	Series 2019-L3-XD	1.15	%(a)(b)(f)	11/15/2052	732,274
3,355,000	Series 2019-NUGS-D (1 mo. Term SOFR + 1.91%, 3.30% Floor)	6.31	%(a)	12/15/2036	344,502
6,002,000	Series 2019-PLND-E (1 mo. Term SOFR + 2.26%, 2.15% Floor)	6.66	%(a)	05/15/2036	126,496
2,200,000	Series 2020-HR8-B	2.70%		07/15/2053	1,812,824
24,004,000	Series 2020-L4-B	3.08%		02/15/2053	20,867,251
284,495,883	Series 2020-L4-XA	1.07	%(b)(f)	02/15/2053	12,907,664
13,625,665	Series 2020-L4-XD	1.17	%(a)(b)(f)	02/15/2053	701,700
10,779,000	Series 2021-L6-C	3.46	%(b)	06/15/2054	8,595,756
	MRCD Mortgage Trust
7,794,000	Series 2019-PARK-F	2.72	%(a)	12/15/2036	4,788,634
32,926,000	Series 2019-PARK-G	2.72	%(a)	12/15/2036	17,891,988
	Multifamily Tax-Exempt Mortgage-backed Securities M-TEMS
62,152,962	Series 2021-2	0.83	%(b)(f)	03/25/2035	2,658,904
	Natixis Commercial Mortgage Securities Trust
13,188,800	Series 2020-2PAC-D	3.75	%(a)	12/15/2038	10,884,781
	NYT Mortgage Trust
25,000,000	Series 2019-NYT-D (1 mo. Term SOFR + 2.30%, 2.00% Floor)	6.70	%(a)	12/15/2035	22,723,203
	OPG Trust
9,356,100	Series 2021-PORT-D (1 mo. Term SOFR + 1.25%, 1.13% Floor)	5.64	%(a)	10/15/2036	9,315,352
	ROCK Trust
46,015,000	Series 2024-CNTR-A	5.39	%(a)	11/13/2041	45,939,140
	SLG Office Trust
37,079,000	Series 2021-OVA-F	2.85	%(a)	07/15/2041	28,988,514
	SMR Mortgage Trust
4,131,535	Series 2022-IND-G (1 mo. Term SOFR + 7.50%, 7.50% Floor)	11.90	%(a)	02/15/2039	3,632,909

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Soho Trust
2,985,000	Series 2021-SOHO-B	2.70	%(a)(b)	08/10/2038	2,139,864
	SREIT Trust
47,000,000	Series 2021-IND-G (1 mo. Term SOFR + 3.38%, 3.27% Floor)	7.78	%(a)	10/15/2038	46,316,559
5,071,373	Series 2021-MFP-E (1 mo. Term SOFR + 2.14%, 2.03% Floor)	6.54	%(a)	11/15/2038	5,069,886
1,690,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	5.33	%(a)	11/15/2036	1,686,578
	Starwood Property Mortgage Trust
12,263,639	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.69	%(a)	04/18/2038	12,221,550
	TCO Commercial Mortgage Trust
2,490,000	Series 2024-DPM-C (1 mo. Term SOFR + 1.99%, 1.99% Floor)	6.49	%(a)	12/15/2039	2,496,511
	TPG Real Estate Finance Issuer Ltd.
8,856,108	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.70	%(a)	03/15/2038	8,853,965
24,463,816	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	6.03	%(a)	02/15/2039	24,424,063
	UBS Commercial Mortgage Trust
8,000,000	Series 2017-C1-C	4.44%		06/15/2050	7,071,997
72,012,614	Series 2017-C1-XA	1.47	%(b)(f)	06/15/2050	1,873,430
1,124,000	Series 2017-C2-C	4.30	%(b)	08/15/2050	1,023,471
6,857,000	Series 2017-C3-B	4.09	%(b)	08/15/2050	6,422,160
10,083,107	Series 2017-C3-XA	1.10	%(b)(f)	08/15/2050	195,204
3,561,000	Series 2017-C4-B	4.24	%(b)	10/15/2050	3,321,152
2,886,000	Series 2017-C6-C	4.71	%(b)	12/15/2050	2,533,358
544,000	Series 2017-C7-A4	3.68%		12/15/2050	523,297
1,020,000	Series 2018-C11-B	4.71	%(b)	06/15/2051	935,748
37,623,726	Series 2018-C9-XA	0.91	%(b)(f)	03/15/2051	894,263
8,350,000	Series 2019-C17-AS	3.20%		10/15/2052	7,413,157
12,767,000	Series 2019-C17-XD	1.75	%(a)(b)(f)	10/15/2052	914,895
14,858,000	Series 2019-C18-AS	3.38	%(b)	12/15/2052	13,349,999
9,705,000	Series 2019-C18-B	3.68	%(b)	12/15/2052	8,339,511
11,574,000	Series 2019-C18-XD	1.43	%(a)(b)(f)	12/15/2052	702,896
	UBS-Barclays Commercial Mortgage Trust
6,117,000	Series 2019-C3-XD	1.77	%(a)(b)(f)	05/15/2052	409,978
165,903,407	Series 2019-C4-XA	1.52	%(b)(f)	08/15/2052	9,045,634
13,091,000	Series 2019-C4-XD	1.13	%(a)(b)(f)	08/15/2052	588,832
65,638,119	Series 2019-C5-XA	0.85	%(b)(f)	11/15/2052	1,912,747
14,866,000	Series 2019-C5-XD	1.32	%(a)(b)(f)	11/15/2052	799,574
	VEGAS Trust
66,928,000	Series 2024-TI-A	5.52	%(a)	11/10/2039	67,147,684
	VMC Finance LLC
9,000,000	Series 2022-FL5-AS (30 day avg SOFR US + 2.40%, 2.40% Floor)	7.00	%(a)	02/18/2039	9,062,109
	Wells Fargo Commercial Mortgage Trust
118,612,209	Series 2024-5C1-XA	1.03	%(b)(f)	07/15/2057	4,832,546
	WF-RBS Commercial Mortgage Trust
10,000,000	Series 2014-C21-B	4.21	%(b)	08/15/2047	9,568,963
3,147,000	Series 2014-C21-C	4.23	%(b)	08/15/2047	2,903,907
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,141,795,463)				2,327,161,627

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 24.5%
	Accredited Mortgage Loan Trust
12,875,000	Series 2006-1-M2 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	1.61%		04/25/2036	9,751,203
	ACE Securities Corp.
1,498,181	Series 2007-ASP1-A2C (1 mo. Term SOFR + 0.63%, 0.52% Floor)	4.97%		03/25/2037	601,385
9,626,506	Series 2007-HE1-A2B (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.69%		01/25/2037	5,731,617
2,243,202	Series 2007-HE1-A2C (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.79%		01/25/2037	1,335,572
2,103,002	Series 2007-HE1-A2D (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.95%		01/25/2037	1,252,051
69,091,806	Series 2007-WM1-A1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.73%		11/25/2036	19,755,959

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,802,045	Series 2007-WM1-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.59%		11/25/2036	1,524,177
4,110,305	Series 2007-WM1-A2D (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.89%		11/25/2036	1,648,598
2,634,537	Series 2007-WM2-A2C (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.73%		02/25/2037	1,075,996
2,309,595	Series 2007-WM2-A2D (1 mo. Term SOFR + 0.48%, 0.37% Floor)	4.82%		02/25/2037	943,254
	Adjustable Rate Mortgage Trust
2,530,058	Series 2004-4-CB1 (1 mo. Term SOFR + 1.26%, 1.15% Floor, 10.00% Cap)	5.60%		03/25/2035	2,124,445
16,993,868	Series 2005-11-4A1	5.45	%(b)	02/25/2036	8,847,048
1,265,918	Series 2005-4-2A1	6.70	%(b)	08/25/2035	1,171,365
94,768	Series 2005-7-3A1	5.22	%(b)	10/25/2035	90,454
3,615,368	Series 2005-8-3A21	5.18	%(b)	11/25/2035	2,531,305
10,424,134	Series 2006-1-2A1	5.54	%(b)	03/25/2036	5,195,925
9,899,843	Series 2006-2-5A1	5.27	%(b)	05/25/2036	1,940,210
4,126,526	Series 2007-1-3A1	5.00	%(b)	03/25/2037	3,744,339
856,412	Series 2007-3-1A1	5.40	%(a)(b)	11/25/2037	815,580
	Aegis Asset Backed Securities Trust
800,034	Series 2004-1-M2 (1 mo. Term SOFR + 2.14%, 2.03% Floor)	6.48%		04/25/2034	768,867
617,792	Series 2004-2-M2 (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.40%		06/25/2034	594,883
3,384,833	Series 2004-6-M2 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 15.00% Cap)	5.45%		03/25/2035	3,192,316
8,674,257	Series 2006-1-A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor, 12.00% Cap)	4.62%		01/25/2037	6,399,698
	AlphaFlow Transitional Mortgage Trust
3,858,471	Series 2021-WL1-A1	3.28	%(a)(d)	01/25/2026	3,769,766
	American Home Mortgage Assets LLC
2,668,255	Series 2006-2-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.83%		09/25/2046	2,404,596
	American Home Mortgage Investment Trust
2,546,231	Series 2005-4-3A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap)	5.05%		11/25/2045	1,730,551
11,708,211	Series 2005-4-5A (6 mo. Term SOFR + 2.18%, 1.75% Floor, 11.00% Cap)	6.60%		11/25/2045	4,416,755
2,146,383	Series 2006-2-3A4	7.10	%(d)	06/25/2036	306,288
7,248,123	Series 2007-A-13A1	6.60	%(a)(d)	01/25/2037	1,022,190
	Ameriquest Mortgage Securities, Inc.
2,621,203	Series 2004-FR1-M1	3.78	%(d)	05/25/2034	2,593,750
	Amortizing Residential Collateral Trust
4,523,420	Series 2002-BC7-M1 (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.65%		10/25/2032	3,414,728
	AMSR Trust
41,588,000	Series 2019-SFR1-E	3.47	%(a)	01/19/2039	40,054,875
30,156,000	Series 2020-SFR4-G1	4.00	%(a)	11/17/2037	29,630,761
10,000,000	Series 2020-SFR5-F	2.69	%(a)	11/17/2037	9,740,259
6,500,000	Series 2021-SFR3-E1	2.33	%(a)	10/17/2038	6,141,431
11,000,000	Series 2021-SFR3-E2	2.43	%(a)	10/17/2038	10,359,468
18,500,000	Series 2021-SFR3-F	3.23	%(a)	10/17/2038	17,415,217
6,500,000	Series 2021-SFR4-D	2.77	%(a)	12/17/2038	6,158,626
10,500,000	Series 2021-SFR4-E1	2.97	%(a)	12/17/2038	9,950,432
	Angel Oak Mortgage Trust LLC
114,313	Series 2019-2-M1	4.07	%(a)(b)	03/25/2049	114,025
9,121,000	Series 2021-7-M1	3.26	%(a)(b)	10/25/2066	6,348,372
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
9,652,851	Series 2004-W11-M6 (1 mo. Term SOFR + 1.99%, 1.88% Floor)	6.33%		11/25/2034	8,281,635
99,941,406	Series 2006-M3-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.63%		10/25/2036	54,426,940
11,284,423	Series 2006-W5-A1A (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.75%		06/25/2036	7,291,043
	Asset Backed Funding Certificates
80,864,430	Series 2007-WMC1-A1A (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.70%		06/25/2037	57,666,803
	Asset Backed Securities Corp. Home Equity
1,267,409	Series 2004-HE3-M2 (1 mo. Term SOFR + 1.79%, 1.68% Floor)	6.13%		06/25/2034	1,213,415

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
17,324,500	Series 2006-HE7-A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	3.64%		11/25/2036	15,653,318
	Banc of America Alternative Loan Trust
413,255	Series 2005-10-4A1	5.75%		11/25/2035	297,894
1,654,257	Series 2005-11-2CB1	6.00%		12/25/2035	1,534,350
1,138,921	Series 2006-2-1CB1	6.00%		03/25/2036	1,021,097
1,541,044	Series 2006-2-3CB1	6.50%		03/25/2036	1,369,911
411,687	Series 2006-5-CB14 (1 mo. Term SOFR + 1.21%, 6.00% Floor, 6.00% Cap)	6.00%		06/25/2046	349,215
967,840	Series 2006-6-CB3	6.00%		07/25/2046	816,454
7,774,189	Series 2006-7-A4	6.50	%(d)	10/25/2036	2,190,796
1,294,625	Series 2006-8-1A1 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.05	%(f)(g)	11/25/2036	93,957
461,397	Series 2006-8-1A2 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.90%		11/25/2036	359,139
2,095,431	Series 2006-9-1CB1	6.00%		01/25/2037	1,817,181
366,823	Series 2007-2-2A1	6.00%		06/25/2037	305,406
	Banc of America Funding Corp.
2,228,346	Series 2006-2-3A1	6.00%		03/25/2036	1,856,024
60,940	Series 2006-2-4A1 (-3 x 1 mo. Term SOFR + 22.46%, 0.00% Floor, 22.80% Cap)	9.44	%(g)	03/25/2036	55,306
78,433	Series 2006-2-6A2	5.50%		03/25/2036	75,917
256,799	Series 2006-3-1A1	6.00%		03/25/2036	211,080
153,991	Series 2006-3-6A1	6.38	%(b)	03/25/2036	155,194
1,206,862	Series 2006-6-1A7	6.25%		08/25/2036	1,012,649
437,538	Series 2006-7-T2A5	6.54	%(d)	10/25/2036	376,039
2,062,255	Series 2006-7-T2A8	6.41	%(d)	10/25/2036	1,772,409
520,074	Series 2006-8T2-A8	6.60	%(d)	10/25/2036	445,298
223,213	Series 2006-B-7A1	4.29	%(b)	03/20/2036	189,313
3,845,552	Series 2006-D-6A1	3.96	%(b)	05/20/2036	3,171,823
100,196	Series 2006-H-3A1	5.02	%(b)	09/20/2046	81,768
43,696,806	Series 2006-H-5A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	4.84%		10/20/2036	13,370,030
424,540	Series 2007-1-TA10	6.34	%(d)	01/25/2037	386,007
589,401	Series 2007-3-TA1B	5.83	%(b)	04/25/2037	495,380
1,090,359	Series 2007-5-1A1	5.50%		07/25/2037	862,043
617,020	Series 2009-R14A-3A (-2 x 1 mo. Term SOFR + 16.30%, 5.50% Floor, 16.57% Cap)	0.06	%(a)	06/26/2035	551,689
848,861	Series 2009-R15A-4A2	5.75	%(a)(b)	12/26/2036	724,925
524,841	Series 2010-R1-3A (-2 x 1 mo. Term SOFR + 14.10%, 6.00% Floor, 14.28% Cap)	7.00	%(a)	07/26/2036	490,837
4,735,187	Series 2014-R6-3A2	4.97	%(a)(b)(h)	10/26/2036	4,230,286
10,958,978	Series 2014-R8-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.69	%(a)	06/26/2036	8,629,855
17,965,131	Series 2015-R2-4A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	1.79	%(a)	09/29/2036	14,748,047
	Banc of America Mortgage Securities, Inc.
904,366	Series 2006-1-A9	6.00%		05/25/2036	755,641
137,803	Series 2007-1-2A5	5.75%		01/25/2037	116,389
3,032,671	Series 2007-3-2A8	7.00%		09/25/2037	2,520,427
	BankUnited Trust
4,840,163	Series 2005-1-2A1	4.53	%(b)	09/25/2045	4,326,088
	Barclays PLC
6,284,003	Series 2010-RR6-7A10	6.00	%(a)(b)	02/26/2037	2,430,646
	Bayview Commercial Asset Trust
608,208	Series 2007-3-A2 (1 mo. Term SOFR + 0.55%, 0.00% Floor)	4.89	%(a)	07/25/2037	569,008
	Bayview Financial Acquisition Trust
2,229,608	Series 2006-C-2A4 (1 mo. Term SOFR + 0.53%, 0.00% Floor)	4.88%		11/28/2036	2,033,736
	BCAP LLC Trust
18,507,697	Series 2007-AA2-11A (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.83	%(a)	05/25/2047	18,719,580
1,944,387	Series 2007-AA2-2A7	6.00%		04/25/2037	870,270
2,105,017	Series 2007-AA2-2A8	5.75%		04/25/2037	878,609
10,166,328	Series 2008-RR3-A1B	6.70	%(a)(b)	10/25/2036	3,091,266
1,449,403	Series 2009-RR13-18A2	5.75	%(a)(b)	07/26/2037	699,158
2,526,364	Series 2009-RR4-4A2	5.75	%(a)(b)	02/26/2036	1,107,249

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Bear Stearns Adjustable Rate Mortgage Trust
209,388	Series 2005-12-13A1	4.97	%(b)	02/25/2036	145,994
1,894,520	Series 2006-4-4A1	4.98	%(b)	10/25/2046	1,611,248
2,525,558	Series 2007-1-2A1	5.70	%(b)	02/25/2047	2,174,976
714,609	Series 2007-1-3A1	4.47	%(b)	02/25/2047	686,508
8,365,438	Series 2007-2-2A1 (12 mo. Term SOFR + 2.59%, 1.88% Floor, 11.15% Cap)	6.37%		12/25/2046	6,838,643
	Bear Stearns Alt-A Trust
186,021	Series 2004-11-2A3	5.91	%(b)	11/25/2034	186,199
9,480,974	Series 2006-3-21A1	4.69	%(b)	05/25/2036	6,800,909
3,562,388	Series 2006-5-1A1 (1 mo. Term SOFR + 0.45%, 0.34% Floor, 11.50% Cap)	4.79%		08/25/2036	3,254,789
5,561,578	Series 2006-6-2A1	4.41	%(b)	11/25/2036	2,333,532
2,855,465	Series 2006-8-2A1	4.83	%(b)	08/25/2046	1,961,643
4,601,610	Series 2007-1-1A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.50% Cap)	4.77%		01/25/2047	3,767,462
	Bear Stearns Asset Backed Securities Trust
2,252,896	Series 2004-AC4-A2	5.50	%(d)	08/25/2034	2,205,394
4,991,833	Series 2005-AC2-1A	5.75	%(d)	04/25/2035	4,211,256
1,681,663	Series 2005-AC2-2A1	5.75	%(d)	04/25/2035	1,568,205
19,344,781	Series 2005-AC6-22A	5.13	%(b)	09/25/2035	15,429,823
4,579,323	Series 2005-AC7-A4	6.00	%(d)	10/25/2035	2,837,592
5,826,614	Series 2006-AC1-1A1	6.25	%(d)	02/25/2036	2,669,095
743,521	Series 2006-AC5-A1	6.75	%(d)	12/25/2036	745,744
19,736,201	Series 2007-HE4-2A (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.67%		05/25/2037	17,950,562
11,235,959	Series 2007-HE6-2A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.50%		08/25/2037	9,843,524
922,587	Series 2007-SD1-1A2A	6.00%		10/25/2036	312,589
1,323,155	Series 2007-SD1-1A3A	6.50%		10/25/2036	480,378
1,187,116	Series 2007-SD1-23A1	5.84	%(b)	10/25/2036	605,220
	Bear Stearns Mortgage Funding Trust
5,667,231	Series 2006-AR3-2A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 10.50% Cap)	4.85%		11/25/2036	5,058,740
2,484,166	Series 2006-AR4-A2 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	4.81%		12/25/2037	2,377,525
5,494,695	Series 2007-AR3-22A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 10.50% Cap)	4.77%		04/25/2037	5,166,875
	BNC Mortgage Loan Trust
4,597,288	Series 2006-2-A4 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.77%		11/25/2036	4,443,353
4,020,162	Series 2007-1-A4 (1 mo. Term SOFR + 0.27%, 0.16% Floor)	4.61%		03/25/2037	3,872,472
4,917,238	Series 2007-4-A4 (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.95%		11/25/2037	4,094,682
	BNP Paribas Mortgage Securities LLC
23,502,859	Series 2009-1-B1	6.00	%(a)	08/27/2037	10,814,044
	CAFL Issuer LLC
49,471,967	Series 2021-RTL1-A1	2.24	%(a)(d)	03/28/2029	49,098,162
6,295,086	Series 2021-RTL1-A2	3.10	%(a)(d)	03/28/2029	6,243,883
	Carrington Mortgage Loan Trust
3,783,802	Series 2006-FRE2-A2 (1 mo. Term SOFR + 0.23%, 0.12% Floor, 12.50% Cap)	4.57%		10/25/2036	3,007,416
18,245,020	Series 2006-FRE2-A3 (1 mo. Term SOFR + 0.27%, 0.16% Floor, 12.50% Cap)	4.61%		10/25/2036	14,502,857
5,615,679	Series 2006-FRE2-A4 (1 mo. Term SOFR + 0.36%, 0.25% Floor, 12.50% Cap)	4.70%		10/25/2036	4,464,448
3,262,254	Series 2006-NC3-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 12.50% Cap)	4.60%		08/25/2036	3,154,185
26,923,867	Series 2006-NC4-A3 (1 mo. Term SOFR + 0.27%, 0.16% Floor, 12.50% Cap)	4.61%		10/25/2036	26,338,202
21,174,916	Series 2006-NC5-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 14.50% Cap)	4.60%		01/25/2037	18,594,793
9,466,858	Series 2007-RFC1-A3 (1 mo. Term SOFR + 0.25%, 0.14% Floor, 14.50% Cap)	4.59%		12/25/2036	9,222,488
	Cascade MH Asset Trust
14,337,875	Series 2019-MH1-A	4.00	%(a)(b)	11/25/2044	13,443,942
	Centex Home Equity
2,750,000	Series 2004-A-AF5	5.43	%(d)	01/25/2034	2,671,229

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Chase Mortgage Finance Corp.
2,151,698	Series 2005-A1-2A4	5.02	%(b)	12/25/2035	2,022,396
7,048,617	Series 2006-S1-A5	6.50%		05/25/2036	3,226,662
6,582,926	Series 2006-S2-1A9	6.25%		10/25/2036	2,548,064
4,617,013	Series 2006-S3-1A2	6.00%		11/25/2036	1,815,284
13,246,483	Series 2006-S4-A8	6.00%		12/25/2036	5,632,776
3,920,266	Series 2007-S1-A7	6.00%		02/25/2037	1,493,506
2,265,773	Series 2007-S3-1A5	6.00%		05/25/2037	989,289
1,049,516	Series 2007-S3-2A1	5.50%		05/25/2037	10
2,182,593	Series 2007-S5-1A18	6.00%		07/25/2037	964,244
	Chaseflex Trust
900,819	Series 2005-1-3A1	6.00%		02/25/2035	759,702
76,880	Series 2006-1-A5	6.16	%(b)	06/25/2036	71,928
1,961,397	Series 2006-2-A2B (1 mo. Term SOFR + 0.31%, 0.20% Floor, 11.50% Cap)	4.15%		09/25/2036	1,631,335
3,197,222	Series 2007-1-1A1	6.50%		02/25/2037	1,101,923
4,483,581	Series 2007-M1-2F4	4.27	%(d)	08/25/2037	3,483,758
4,663,323	Series 2007-M1-2F5	4.27	%(d)	08/25/2037	3,623,031
	Citigroup Financial Products, Inc.
1,394,289	Series 2007-AMC3-A2D (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.80%		03/25/2037	1,171,123
	Citigroup Mortgage Loan Trust, Inc.
362,703	Series 2005-9-21A1	5.50%		11/25/2035	328,822
849,376	Series 2006-4-2A1A	6.00%		12/25/2035	822,090
4,074,434	Series 2006-AR3-1A1A	5.76	%(b)	06/25/2036	3,824,062
2,109,189	Series 2006-FX1-A6	7.35	%(d)	10/25/2036	1,189,980
8,351,893	Series 2006-WF1-A2D	4.52	%(d)	03/25/2036	3,912,859
8,567,208	Series 2006-WF2-A2D	4.27	%(d)	05/25/2036	3,085,912
1,460,329	Series 2007-10-1A1A	5.16	%(b)	04/25/2037	1,348,402
512,196	Series 2007-12-2A1	6.50	%(a)(b)	10/25/2036	263,969
14,044,235	Series 2007-9-1A1	5.75	%(a)	04/25/2047	7,720,581
608,195	Series 2007-9-2A2	6.50	%(a)(b)	05/25/2037	540,017
34,953,430	Series 2007-AMC2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.73	%(a)	01/25/2037	32,593,913
1,777,576	Series 2007-AR8-1A1A	4.04	%(b)	08/25/2047	1,551,938
3,344,936	Series 2007-OPX1-A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.85%		01/25/2037	1,407,537
3,292,513	Series 2007-OPX1-A3A	7.47	%(d)	01/25/2037	1,374,842
7,257,884	Series 2007-OPX1-A5A	7.26	%(d)	01/25/2037	3,031,906
2,610,367	Series 2010-7-9A4	6.00	%(a)(b)	10/25/2037	2,267,513
12,169,832	Series 2010-8-7A4	6.00	%(a)(b)	06/25/2037	11,055,050
2,275,204	Series 2014-8-3A2	6.00	%(a)(b)	03/25/2037	1,980,542
96,759,090	Series 2019-A-PT1	3.92	%(a)	10/25/2058	80,437,767
150,036,059	Series 2019-D-PT1	3.53	%(a)(b)	04/25/2064	125,283,860
185,061,590	Series 2020-RP1-A1	1.50	%(a)(b)	08/25/2064	161,714,923
26,293,400	Series 2020-RP1-M1	2.00	%(a)(b)	08/25/2064	19,531,955
22,116,950	Series 2020-RP1-M2	2.50	%(a)(b)	08/25/2064	16,274,523
18,676,200	Series 2020-RP1-M3	2.75	%(a)(b)	08/25/2064	13,334,196
48,970,180	Series 2020-RP1-PT5	6.76	%(a)(b)	08/25/2064	40,488,153
11,729,124	Series 2021-JL1-A	2.75	%(a)(b)	02/27/2062	11,263,721
238,139,992	Series 2021-RP2-A1	1.75	%(a)(b)	03/25/2065	210,625,560
34,186,100	Series 2021-RP2-M1	3.25	%(a)(b)	03/25/2065	28,627,515
28,635,750	Series 2021-RP2-M2	3.40	%(a)(b)	03/25/2065	23,053,978
26,589,300	Series 2021-RP2-M3	3.40	%(a)(b)	03/25/2065	20,470,772
78,011,306	Series 2021-RP2-PT1	5.69	%(a)(b)	03/25/2065	64,210,716
	Citimortgage Alternative Loan Trust
1,302,209	Series 2006-A1-1A5	5.50%		04/25/2036	1,184,920
1,547,712	Series 2006-A2-A2	6.00%		05/25/2036	1,413,995
1,559,054	Series 2006-A3-1A13	6.00%		07/25/2036	1,408,537
1,242,358	Series 2006-A4-1A8	6.00%		09/25/2036	1,117,148
1,229,440	Series 2006-A5-3A3Pool 2006-A5	6.00%		10/25/2036	974,949
3,687,696	Series 2006-A6-1A2 (1 mo. LIBOR US + 0.50%, 6.00% Floor, 6.00% Cap)	6.00	%(i)	11/25/2036	3,282,427
1,888,997	Series 2007-A1-1A5	6.00%		01/25/2037	1,647,506

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
921,011	Series 2007-A1-1A7	6.00%		01/25/2037	803,268
2,497,454	Series 2007-A1-1A8 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.05%		01/25/2037	2,049,549
2,356,626	Series 2007-A1-1A9 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.95	%(f)(g)	01/25/2037	111,785
1,994,510	Series 2007-A3-1A1	6.00	%(j)	03/25/2037	1,695,337
4,590,007	Series 2007-A3-1A3 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.95	%(f)(g)	03/25/2037	215,917
1,798,725	Series 2007-A3-1A4	5.75%		03/25/2037	1,596,959
3,154,490	Series 2007-A4-1A3 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.78%		04/25/2037	2,607,197
3,154,490	Series 2007-A4-1A4 (-1 x 1 mo. Term SOFR + 6.56%, 0.00% Floor, 6.67% Cap)	2.22	%(f)(g)	04/25/2037	290,145
3,340,767	Series 2007-A4-1A5	5.75%		04/25/2037	2,932,062
425,545	Series 2007-A5-1A11	6.00%		05/25/2037	391,117
5,610,501	Series 2007-A5-1A8	6.00%		05/25/2037	5,156,608
184,235	Series 2007-A8-A1	6.00%		10/25/2037	164,063
	CitiMortgage, Inc.
1,550,014	Series 2005-1-1A4	5.50%		02/25/2035	1,473,372
	Colony American Finance Ltd.
9,000,000	Series 2020-3-D	2.95	%(a)(b)	08/15/2053	7,314,244
	COLT Funding LLC
14,812,000	Series 2021-5-M1	3.26	%(a)(b)	11/26/2066	10,783,573
4,294,000	Series 2021-HX1-B1	3.11	%(a)(b)	10/25/2066	3,119,820
4,130,000	Series 2021-HX1-B2	3.86	%(a)(b)	10/25/2066	3,136,505
6,000,000	Series 2021-HX1-M1	2.36	%(a)(b)	10/25/2066	4,242,782
10,100,709	Series 2022-4-A1	4.30	%(a)(b)	03/25/2067	9,793,257
	Countrywide Alternative Loan Trust
22,413,580	Series 2004-36CB-1A1	6.00%		02/25/2035	15,851,411
4,729,735	Series 2005-13CB-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	4.95%		05/25/2035	3,849,064
2,160,354	Series 2005-13CB-A3	5.50%		05/25/2035	1,836,626
2,104,629	Series 2005-20CB-2A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	4.95%		07/25/2035	1,270,076
4,296,951	Series 2005-20CB-2A2 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.55	%(f)(g)	07/25/2035	156,034
1,249,093	Series 2005-26CB-A11 (-2 x 1 mo. Term SOFR + 12.84%, 0.00% Floor, 13.05% Cap)	4.98	%(g)	07/25/2035	807,961
1,683,006	Series 2005-28CB-1A2 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	5.20%		08/25/2035	1,356,118
907,284	Series 2005-28CB-3A6	6.00%		08/25/2035	361,048
4,846,086	Series 2005-32T1-A9	5.50%		08/25/2035	2,632,333
1,890,603	Series 2005-46CB-A14	5.50%		10/25/2035	1,316,990
957,815	Series 2005-46CB-A20	5.50%		10/25/2035	667,212
3,556,499	Series 2005-48T1-A2	5.50%		11/25/2035	1,980,451
1,212,346	Series 2005-54CB-3A4	5.50%		11/25/2035	651,958
26,903,448	Series 2005-55CB-1A1	5.50%		11/25/2035	17,601,035
10,526,334	Series 2005-57CB-1A1	5.50%		12/25/2035	7,529,989
297,949	Series 2005-60T1-A7 (-7 x 1 mo. Term SOFR + 35.09%, 0.00% Floor, 35.93% Cap)	3.28	%(g)	12/25/2035	128,048
277,874	Series 2005-64CB-1A14	5.50%		12/25/2035	242,097
4,032,996	Series 2005-64CB-1A4	5.50%		12/25/2035	3,513,734
853,231	Series 2005-73CB-1A5 (1 mo. Term SOFR + 0.91%, 0.80% Floor, 5.50% Cap)	5.25%		01/25/2036	786,391
2,146,552	Series 2005-73CB-1A6 (-1 x 1 mo. Term SOFR + 4.59%, 0.00% Floor, 4.70% Cap)	0.25	%(f)(g)	01/25/2036	50,204
29,545,642	Series 2005-77T1-1A1	6.00%		02/25/2036	14,352,785
402,269	Series 2005-79CB-A5	5.50%		01/25/2036	222,377
16,678,970	Series 2005-80CB-4A1	6.00%		02/25/2036	7,812,243
18,744,222	Series 2005-85CB-1A1	6.00%		02/25/2036	7,606,291
1,062,756	Series 2005-85CB-2A6 (-4 x 1 mo. Term SOFR + 21.21%, 0.00% Floor, 21.63% Cap)	5.30	%(g)	02/25/2036	745,680
801,739	Series 2005-86CB-A5	5.50%		02/25/2036	463,622
2,995,733	Series 2005-J1-5A3	5.50%		02/25/2035	2,837,080
12,782	Series 2005-J1-7A1	5.50%		12/25/2025	10,320

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,066,613	Series 2005-J10-1A11	5.50%		10/25/2035	708,565
242,736	Series 2005-J10-1A13 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	5.15%		10/25/2035	148,128
113,708	Series 2005-J10-1A15	5.50%		10/25/2035	75,538
346,220	Series 2005-J11-1A3	5.50%		11/25/2035	189,155
325,559	Series 2005-J13-2A5 (1 mo. Term SOFR + 0.59%, 0.48% Floor, 5.50% Cap)	4.93%		11/25/2035	205,685
651,118	Series 2005-J13-2A6 (-1 x 1 mo. Term SOFR + 4.91%, 0.00% Floor, 5.02% Cap)	0.57	%(f)(g)	11/25/2035	24,168
402,393	Series 2005-J2-1A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	4.95%		04/25/2035	311,302
1,238,133	Series 2005-J2-1A6 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.55	%(f)(g)	04/25/2035	35,517
2,573,606	Series 2005-J3-2A8 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 5.50% Cap)	4.75%		05/25/2035	1,973,313
2,573,606	Series 2005-J3-2A9 (-1 x 1 mo. Term SOFR + 5.09%, 0.00% Floor, 5.20% Cap)	0.75	%(f)(g)	05/25/2035	102,677
2,462,817	Series 2006-12CB-A3 (1 mo. Term SOFR + 5.75%, 5.75% Floor)	5.75%		05/25/2036	1,190,493
3,035,359	Series 2006-12CB-A8	6.00%		05/25/2036	1,524,767
27,092,011	Series 2006-15CB-A1	6.50%		06/25/2036	12,376,842
2,528,960	Series 2006-16CB-A7	6.00%		06/25/2036	1,324,774
667,026	Series 2006-18CB-A12 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.05%		07/25/2036	277,373
667,026	Series 2006-18CB-A13 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	1.05	%(f)(g)	07/25/2036	43,707
3,253,488	Series 2006-19CB-A12 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.00% Cap)	4.85%		08/25/2036	1,441,749
4,411,925	Series 2006-19CB-A13 (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.15	%(f)(g)	08/25/2036	355,022
679,108	Series 2006-19CB-A15Pool 2006-1	6.00%		08/25/2036	389,075
4,100,448	Series 2006-23CB-2A3	6.50%		08/25/2036	1,259,882
1,216,050	Series 2006-24CB-A11	5.75%		08/25/2036	612,406
3,559,230	Series 2006-24CB-A14 (-1 x 1 mo. Term SOFR + 7.04%, 0.00% Floor, 7.15% Cap)	2.70	%(f)(g)	08/25/2036	530,760
2,854,039	Series 2006-24CB-A22	6.00%		08/25/2036	1,487,054
3,063,241	Series 2006-24CB-A5 (1 mo. Term SOFR + 0.71%, 0.06% Floor, 6.00% Cap)	5.05%		08/25/2036	1,288,566
1,411,487	Series 2006-26CB-A17	6.25%		09/25/2036	683,612
1,811,764	Series 2006-26CB-A9	6.50%		09/25/2036	909,219
2,381,720	Series 2006-29T1-1A2	6.25%		10/25/2036	1,261,442
358,674	Series 2006-29T1-2A12 (-7 x 1 mo. Term SOFR + 45.41%, 0.00% Floor, 46.15% Cap)	17.20	%(g)	10/25/2036	426,645
219,695	Series 2006-29T1-2A23 (-4 x 1 mo. Term SOFR + 32.87%, 0.00% Floor, 33.37% Cap)	14.07	%(g)	10/25/2036	210,717
1,856,150	Series 2006-2CB-A9	6.00%		03/25/2036	875,288
2,357,438	Series 2006-30T1-1A2	6.25%		11/25/2036	1,732,372
1,966,063	Series 2006-32CB-A1 (1 mo. Term SOFR + 0.78%, 0.67% Floor, 6.00% Cap)	5.12%		11/25/2036	896,312
3,279,393	Series 2006-32CB-A2 (-1 x 1 mo. Term SOFR + 5.22%, 0.00% Floor, 5.33% Cap)	0.88	%(f)(g)	11/25/2036	198,994
7,380,826	Series 2006-36T2-2A1	6.25%		12/25/2036	3,077,658
595,763	Series 2006-36T2-2A4	6.25%		12/25/2036	248,422
712,194	Series 2006-39CB-1A10	6.00%		01/25/2037	583,689
13,161,767	Series 2006-39CB-2A2 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.10	%(f)(g)	01/25/2037	640,679
4,482,203	Series 2006-39CB-2A4 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.90%		01/25/2037	526,670
1,051,733	Series 2006-40T1-1A11	6.00%		01/25/2037	620,225
1,790,150	Series 2006-40T1-1A4 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.00	%(f)(g)	01/25/2037	114,287
2,679,900	Series 2006-41CB-1A10	6.00%		01/25/2037	1,364,730
6,554,157	Series 2006-41CB-1A15 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.95	%(f)(g)	01/25/2037	505,972
6,554,157	Series 2006-41CB-1A2 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.05%		01/25/2037	2,530,116

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,821,993	Series 2006-41CB-1A9	6.00%		01/25/2037	1,437,090
3,451,960	Series 2006-42-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.05%		01/25/2047	1,467,546
3,451,960	Series 2006-42-1A2 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.95	%(f)(g)	01/25/2047	264,686
2,298,826	Series 2006-42-1A3	6.00%		01/25/2047	1,197,456
2,575,965	Series 2006-43CB-1A12	5.75%		02/25/2037	1,306,893
8,912,465	Series 2006-43CB-1A6	6.00%		02/25/2037	4,695,846
9,705,176	Series 2006-45T1-1A1 (1 mo. Term SOFR + 0.61%, 6.00% Floor, 6.00% Cap)	6.00%		02/25/2037	3,546,648
3,130,702	Series 2006-45T1-1A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.05%		02/25/2037	865,210
3,130,702	Series 2006-45T1-1A5 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.95	%(f)(g)	02/25/2037	183,518
1,334,041	Series 2006-45T1-2A2	6.00%		02/25/2037	713,833
5,251,329	Series 2006-4CB-1A1	6.00%		04/25/2036	2,507,227
550,943	Series 2006-6CB-1A4Pool 0066CB	5.50%		05/25/2036	444,848
3,996,724	Series 2006-7CB-1A14	6.00%		05/25/2036	2,078,851
6,969,565	Series 2006-7CB-1A16	6.00%		05/25/2036	3,625,142
2,135,475	Series 2006-7CB-1A6	6.00%		05/25/2036	1,125,317
2,162,833	Series 2006-7CB-1A9	6.00%		05/25/2036	1,124,974
800,679	Series 2006-9T1-A11	6.00%		05/25/2036	313,982
1,667,968	Series 2006-J1-1A10	5.50%		02/25/2036	1,122,925
3,384,243	Series 2006-J1-1A3	5.50%		02/25/2036	2,278,372
766,981	Series 2006-J4-2A2	6.00%		07/25/2036	445,828
1,017,205	Series 2006-J7-1A1	6.25%		11/25/2036	478,839
26,111,075	Series 2006-OA21-A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.67%		03/20/2047	21,826,574
2,216,879	Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor)	5.77%		06/25/2046	2,101,010
588,707	Series 2007-11T1-A24 (-6 x 1 mo. Term SOFR + 39.21%, 0.00% Floor, 39.90% Cap)	13.18	%(g)	05/25/2037	475,546
9,070,064	Series 2007-12T1-A11	6.00%		06/25/2037	4,110,774
8,259,837	Series 2007-15CB-A1	6.00%		07/25/2037	4,835,803
4,927,215	Series 2007-15CB-A2	5.75%		07/25/2037	2,775,646
5,910,873	Series 2007-15CB-A5	5.75%		07/25/2037	3,329,769
7,218,417	Series 2007-16CB-2A1 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.90%		08/25/2037	2,410,957
2,090,273	Series 2007-16CB-2A2 (-8 x 1 mo. Term SOFR + 53.63%, 0.00% Floor, 54.58% Cap)	17.47	%(g)	08/25/2037	2,441,083
2,389,616	Series 2007-16CB-4A7	6.00%		08/25/2037	1,744,167
4,646,008	Series 2007-17CB-1A10 (-5 x 1 mo. Term SOFR + 29.37%, 0.00% Floor, 29.90% Cap)	9.42	%(g)	08/25/2037	3,560,940
685,057	Series 2007-18CB-2A25	6.00%		08/25/2037	400,425
591,026	Series 2007-19-1A10 (-6 x 1 mo. Term SOFR + 38.31%, 0.00% Floor, 39.00% Cap)	12.28	%(g)	08/25/2037	531,228
10,592,933	Series 2007-19-1A34	6.00%		08/25/2037	5,078,556
8,686,823	Series 2007-19-1A4	6.00%		08/25/2037	4,164,712
26,893,045	Series 2007-19-2A1	6.50%		08/25/2037	11,475,601
2,653,146	Series 2007-21CB-2A2 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	10.59	%(g)	09/25/2037	2,020,078
17,437,273	Series 2007-22-2A16	6.50%		09/25/2037	6,391,807
6,687,301	Series 2007-23CB-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.95%		09/25/2037	2,432,074
9,490,667	Series 2007-23CB-A4 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.05	%(f)(g)	09/25/2037	1,127,562
958,154	Series 2007-24-A2 (-6 x 1 mo. Term SOFR + 41.01%, 0.00% Floor, 41.70% Cap)	14.98	%(g)	10/25/2037	732,778
1,915,902	Series 2007-24-A3 (-1 x 1 mo. Term SOFR + 6.84%, 0.00% Floor, 6.95% Cap)	2.50	%(f)(g)	10/25/2037	239,838
3,143,042	Series 2007-24-A4 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 7.00% Cap)	5.15%		10/25/2037	694,042
4,157,118	Series 2007-24-A6 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 7.00% Cap)	5.45%		10/25/2037	982,870
3,041,760	Series 2007-2CB-1A4 (1 mo. Term SOFR + 1.11%, 5.75% Floor, 100.00% Cap)	5.75%		03/25/2037	1,586,227

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,408,353	Series 2007-5CB-1A18 (-1 x 1 mo. Term SOFR + 5.54%, 0.00% Floor, 5.65% Cap)	1.20	%(f)(g)	04/25/2037	296,486
3,408,353	Series 2007-5CB-1A23 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 6.00% Cap)	5.00%		04/25/2037	1,414,191
13,575,400	Series 2007-5CB-1A31	5.50%		04/25/2037	6,732,405
5,692,530	Series 2007-5CB-2A1	6.00%		04/25/2037	2,539,368
4,555,348	Series 2007-6-A1	5.75%		04/25/2047	2,384,529
4,994,975	Series 2007-6-A4	5.75%		04/25/2047	2,614,655
1,309,692	Series 2007-7T2-A8	6.00%		04/25/2037	588,458
227,575	Series 2007-8CB-A12 (-6 x 1 mo. Term SOFR + 39.51%, 0.00% Floor, 40.20% Cap)	13.48	%(g)	05/25/2037	213,163
242,932	Series 2007-8CB-A8 (-6 x 1 mo. Term SOFR + 39.39%, 0.00% Floor, 40.08% Cap)	13.36	%(g)	05/25/2037	226,003
386,026	Series 2007-9T1-1A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.95%		05/25/2037	140,078
386,026	Series 2007-9T1-1A5 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	1.05	%(f)(g)	05/25/2037	26,998
1,423,360	Series 2007-9T1-2A1	6.00%		05/25/2037	628,877
16,715,802	Series 2007-HY2-1A	4.96	%(b)	03/25/2047	15,688,469
13,421,029	Series 2007-HY4-4A1	4.45	%(b)	06/25/2037	12,483,085
	Countrywide Asset-Backed Certificates
17,544,000	Series 2005-11-MF1	5.35	%(b)	02/25/2036	14,546,253
17,538,039	Series 2006-25-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.73%		06/25/2047	16,272,092
4,881,881	Series 2006-26-1A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.59%		06/25/2037	4,568,231
21,233,999	Series 2007-4-A5	4.39	%(d)	04/25/2047	15,327,650
9,197,702	Series 2007-BC1-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.73%		05/25/2037	8,528,716
	Countrywide Home Loan Mortgage Pass Through Trust
345,985	Series 2003-60-4A1	6.21	%(b)	02/25/2034	338,830
595,725	Series 2004-R2-1AF1 (1 mo. Term SOFR + 0.53%, 0.42% Floor, 9.50% Cap)	5.09	%(a)	11/25/2034	563,167
579,639	Series 2004-R2-1AS	1.38	%(a)(b)(f)	11/25/2034	24,987
11,329,220	Series 2005-17-2A1	5.50%		09/25/2035	5,197,411
2,190,930	Series 2005-18-A1	5.50%		10/25/2035	1,130,019
1,795,591	Series 2005-20-A5	5.50%		10/25/2035	1,066,107
1,314,878	Series 2005-20-A8	5.25%		10/25/2035	776,944
5,790,278	Series 2005-23-A1	5.50%		11/25/2035	3,108,787
1,308,279	Series 2005-24-A8	5.50%		11/25/2035	684,339
1,899,035	Series 2005-26-1A12	5.50%		11/25/2035	1,127,031
428,027	Series 2005-27-2A1	5.50%		12/25/2035	176,758
737,277	Series 2005-28-A7	5.25%		11/01/2035	376,503
5,797,488	Series 2005-HYB1-4A1	4.93	%(b)	03/25/2035	5,408,775
44,415	Series 2005-HYB8-1A1	5.86	%(b)	12/20/2035	43,826
5,741,600	Series 2005-HYB8-4A1	4.65	%(b)	12/20/2035	4,949,829
548,788	Series 2005-J3-2A4	4.50%		09/25/2035	472,219
639,457	Series 2005-J4-A5	5.50%		11/25/2035	519,710
183,730	Series 2005-R1-1AF1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 9.50% Cap)	4.81	%(a)	03/25/2035	176,351
183,021	Series 2005-R1-1AS	1.48	%(a)(b)(f)	03/25/2035	7,299
6,356,008	Series 2006-1-A2	6.00%		03/25/2036	3,261,362
4,174,649	Series 2006-14-A5	6.25%		09/25/2036	1,642,783
2,977,863	Series 2006-16-2A1	6.50%		11/25/2036	930,466
1,268,359	Series 2006-20-1A21	6.00%		02/25/2037	580,336
14,979,720	Series 2006-8-1A3	6.00%		05/25/2036	9,117,950
171,150	Series 2006-J3-A4	5.50%		05/25/2036	168,532
3,810,123	Series 2007-10-A7	6.00%		07/25/2037	1,689,543
13,069,441	Series 2007-11-A1	6.00%		08/25/2037	5,424,753
6,297,454	Series 2007-12-A9	5.75%		08/25/2037	3,154,864
2,833,995	Series 2007-13-A1	6.00%		08/25/2037	1,333,884
4,643,656	Series 2007-13-A10	6.00%		08/25/2037	2,185,643
3,138,723	Series 2007-15-1A1	6.25%		09/25/2037	1,875,956
438,408	Series 2007-15-1A16	6.25%		09/25/2037	262,028
1,262,978	Series 2007-15-1A2	6.25%		09/25/2037	754,526
1,542,336	Series 2007-15-1A29	6.25%		09/25/2037	921,786
2,432,809	Series 2007-17-1A2	6.00%		10/25/2037	1,658,740

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
317,561	Series 2007-18-1A1	6.00%		11/25/2037	138,054
1,314,480	Series 2007-2-A2	6.00%		03/25/2037	536,797
36,149,164	Series 2007-21-1A1	6.25%		02/25/2038	16,765,028
3,495,655	Series 2007-3-A1	6.00%		04/25/2037	1,669,032
1,346,300	Series 2007-3-A12	6.00%		04/25/2037	642,803
3,109,120	Series 2007-4-1A39	6.00%		05/25/2037	1,346,562
1,090,570	Series 2007-5-A2	5.75%		05/25/2037	524,176
4,217,923	Series 2007-7-A1	6.00%		06/25/2037	2,090,873
1,895,591	Series 2007-7-A11	5.50%		06/25/2037	865,500
1,264,389	Series 2007-7-A2	5.75%		06/25/2037	602,037
4,271,410	Series 2007-8-1A4	6.00%		01/25/2038	1,822,793
2,241,620	Series 2007-8-1A5	5.44%		01/25/2038	888,497
3,633,181	Series 2007-8-1A8	6.00%		01/25/2038	1,550,434
5,204,570	Series 2007-8-1A9 (1 mo. Term SOFR + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%		01/25/2038	2,193,421
5,111,749	Series 2007-9-A1	5.75%		07/25/2037	2,432,163
672,746	Series 2007-9-A11	5.75%		07/25/2037	320,092
2,932,338	Series 2007-HY1-1A1	4.45	%(b)	04/25/2037	2,698,176
7,702,386	Series 2007-HYB1-2A1	4.04	%(b)	03/25/2037	6,262,396
15,165,216	Series 2007-J1-2A1	6.00%		02/25/2037	5,712,068
390,587	Series 2007-J3-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.95%		07/25/2037	126,536
1,952,936	Series 2007-J3-A2 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	1.05	%(f)(g)	07/25/2037	138,682
	Credit Suisse First Boston Mortgage Securities Corp.
1,655,188	Series 2005-10-5A4	5.50%		11/25/2035	1,189,452
348,468	Series 2005-10-5A5	5.50%		11/25/2035	250,457
	Credit Suisse Management LLC
3,589,532	Series 2005-11-2A1	6.00%		12/25/2035	2,442,062
4,805,259	Series 2005-12-5A1	5.25%		01/25/2036	4,123,436
9,680,346	Series 2005-12-7A1	7.00%		01/25/2036	1,723,101
2,301,691	Series 2005-8-3A10	5.50%		09/25/2035	1,848,446
3,360,747	Series 2005-8-7A1	7.00%		09/25/2035	1,403,844
	Credit Suisse Mortgage Capital Certificates
760,993	Series 2005-1R-2A5	5.75	%(a)	12/26/2035	520,734
11,358,075	Series 2006-1-2A1	6.00%		02/25/2036	3,099,813
2,243,027	Series 2006-2-5A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 6.00% Cap)	5.15%		03/25/2036	712,922
12,537,491	Series 2006-2-5A2 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	0.85	%(f)(g)	03/25/2036	727,828
2,611,542	Series 2006-2-5A3	6.25%		03/25/2036	1,063,336
7,067,877	Series 2006-2-5A4	6.00%		03/25/2036	2,767,173
1,035,931	Series 2006-3-4A3	5.50%		04/25/2036	727,844
626,247	Series 2006-3-4A4	5.50%		04/25/2036	440,000
2,392,458	Series 2006-4-1A8 (1 mo. Term SOFR + 1.11%, 6.00% Floor, 6.00% Cap)	6.00%		05/25/2036	1,270,571
20,338,667	Series 2006-4-4A1	7.00%		05/25/2036	5,280,473
7,094,686	Series 2006-4-6A1	6.00%		05/25/2036	2,471,047
6,597,154	Series 2006-6-1A4	6.00%		07/25/2036	3,176,551
10,035,754	Series 2006-6-3A1	7.00%		07/25/2036	2,178,175
109,972	Series 2006-7-3A11	6.00%		08/25/2036	38,996
1,457,171	Series 2006-7-7A5	6.00%		08/25/2036	1,098,075
1,722,252	Series 2006-9-2A1	5.50%		11/25/2036	1,477,598
7,566,686	Series 2006-9-3A1	6.00%		11/25/2036	6,490,810
3,059,190	Series 2006-9-4A1	6.00%		11/25/2036	1,828,297
1,339,926	Series 2006-9-6A14	6.00%		11/25/2036	954,820
217,689	Series 2006-9-6A15 (-6 x 1 mo. Term SOFR + 39.21%, 0.00% Floor, 39.90% Cap)	11.69	%(g)	11/25/2036	228,561
8,115,622	Series 2007-1-1A4	6.13	%(b)	02/25/2037	1,934,432
5,497,936	Series 2007-1-3A1	6.00%		02/25/2025	678,212
21,913	Series 2007-2-2A1	5.00%		03/25/2037	16,015
2,045,085	Series 2007-5-2A5	5.00%		08/25/2037	1,748,127
20,056,745	Series 2007-5-3A19	6.00%		08/25/2037	14,886,243
8,824,794	Series 2007-5-3A9	6.00%		08/25/2037	6,543,869
2,061,511	Series 2008-2R-1A1	6.00	%(a)	07/25/2037	1,732,447

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
8,274,932	Series 2009-11R-4A1	7.00	%(a)(b)	09/26/2037	2,183,777
5,753,537	Series 2009-12R-5A1	6.00	%(a)	06/27/2036	2,845,368
1,259,269	Series 2010-13R-1A2	5.50	%(a)(b)	12/26/2035	1,081,826
15,155,820	Series 2010-17R-6A1	4.00	%(a)(b)	06/26/2037	14,564,027
5,565,508	Series 2010-4R-3A17	6.00	%(a)(b)	06/26/2037	4,943,156
2,747,827	Series 2010-4R-8A17	6.00	%(a)(b)	06/26/2037	2,440,557
8,266,545	Series 2010-7R-1A17	6.00	%(a)(b)	01/26/2037	4,540,459
6,592,177	Series 2012-10R-4A2	4.78	%(a)(b)	08/26/2046	4,486,007
7,817,498	Series 2013-9R-A1	3.00	%(a)(b)	05/27/2043	6,953,663
64,145,090	Series 2017-RPL2-PT	0.00	%(a)(b)	02/25/2056	47,583,899
162,150,718	Series 2019-RPL6-PT1	4.21	%(a)(b)	11/25/2058	137,118,376
4,227,000	Series 2020-AFC1-B1	3.45	%(a)(b)	02/25/2050	3,102,848
160,828,148	Series 2020-RPL1-PT1	3.32	%(a)(b)	10/25/2069	124,607,993
8,608,131	Series 2021-JR1-A1	5.47	%(a)(b)	09/27/2066	8,586,684
7,469,850	Series 2021-NQM1-B1	2.83	%(a)(b)	05/25/2065	5,103,455
6,225,825	Series 2021-NQM5-M1	2.17	%(a)(b)	05/25/2066	3,861,708
3,180,040	Series 2021-NQM6-B1	3.29	%(a)(b)	07/25/2066	2,165,362
7,445,317	Series 2021-NQM6-M1	2.58	%(a)(b)	07/25/2066	5,174,183
25,148,075	Series 2021-RPL9-A1	3.66	%(a)(b)	02/25/2061	25,087,724
	Credit-Based Asset Servicing and Securitization LLC
7,201,934	Series 2006-CB4-AV3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	2.95%		05/25/2036	4,774,052
	CSAB Mortgage Backed Trust
3,809,214	Series 2006-3-A4B	6.61	%(d)	11/25/2036	528,059
2,169,923	Series 2006-4-A6A	6.18	%(d)	12/25/2036	354,431
7,862,359	Series 2007-1-1A1A	5.90	%(b)	05/25/2037	1,713,341
	CSMCM Trust
6,858,943	Series 2019-RPL6-CERT	0.00	%(a)(b)	11/25/2058	5,429,085
8,441,001	Series 2020-RPL1-CERT	3.23	%(a)(b)	01/25/2046	6,382,144
	DB US Financial Markets Holding Corp.
3,438,570	Series 2014-RS1-3A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.00% Cap)	5.25	%(a)	10/27/2036	2,617,116
	Deutsche ALT-A Securities, Inc.
6,746,253	Series 2005-4-A5	5.50	%(b)	09/25/2035	5,882,197
165,443	Series 2005-5-1A6 (-7 x 1 mo. Term SOFR + 35.09%, 0.00% Floor, 35.93% Cap)	3.28	%(g)	11/25/2035	257,328
454,962	Series 2005-5-2A1 (1 mo. Term SOFR + 0.31%, 0.20% Floor, 5.50% Cap)	4.65%		11/25/2035	172,732
1,373,125	Series 2005-5-2A2 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	0.85	%(f)(g)	11/25/2035	53,337
4,387,896	Series 2005-6-2A1	5.50%		12/25/2035	3,636,487
2,669,582	Series 2006-AB1-A1C	5.67	%(b)	02/25/2036	2,355,954
359,009	Series 2006-AB2-A2	4.72	%(b)	06/25/2036	320,044
621,347	Series 2006-AB4-A1A	6.01	%(b)	10/25/2036	525,307
8,676,589	Series 2006-AB4-A2	5.65	%(b)	10/25/2036	7,337,838
618,102	Series 2006-AB4-A3	5.90	%(b)	10/25/2036	522,615
899,608	Series 2006-AB4-A3A1	5.90	%(b)	10/25/2036	759,865
1,774,087	Series 2006-AB4-A6A1	6.37	%(d)	10/25/2036	1,497,240
11,531,788	Series 2007-2-2A1 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.75%		09/25/2047	9,711,979
14,474,509	Series 2007-OA3-A2 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.95%		07/25/2047	11,874,549
	Deutsche Mortgage Securities, Inc.
3,751,733	Series 2006-PR1-3A1 (-1 x 1 mo. Term SOFR + 11.96%, 12.12% Cap)	5.81	%(a)	04/15/2036	3,377,422
742,968	Series 2006-PR1-4AI1 (-1 x 1 mo. Term SOFR + 11.95%, 12.11% Cap)	5.79	%(a)	04/15/2036	671,106
1,211,374	Series 2006-PR1-4AI2 (-2 x 1 mo. Term SOFR + 14.39%, 14.61% Cap)	5.99	%(a)	04/15/2036	1,085,908
246,677	Series 2006-PR1-5AI1 (-3 x 1 mo. Term SOFR + 19.01%, 19.35% Cap)	5.82	%(a)	04/15/2036	212,581
2,172,859	Series 2006-PR1-5AI3 (-1 x 1 mo. Term SOFR + 12.41%, 12.57% Cap)	6.25	%(a)	04/15/2036	1,856,856
35,998,158	Series 2006-PR1-5AI4 (-1 x 1 mo. Term SOFR + 11.96%, 12.12% Cap)	5.81	%(a)	04/15/2036	30,720,576

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Equifirst Loan Securitization Trust
8,224,858	Series 2007-1-A2B (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.64%		04/25/2037	7,502,615
	FBR Securitization Trust
22,750,000	Series 2005-2-M4 (1 mo. Term SOFR + 1.04%, 0.93% Floor, 14.00% Cap)	5.38%		09/25/2035	19,865,914
5,500,000	Series 2005-5-M3 (1 mo. Term SOFR + 0.85%, 0.74% Floor, 14.00% Cap)	5.19%		11/25/2035	5,098,607
	Fieldstone Mortgage Investment Corp.
2,956,398	Series 2007-1-2A2 (1 mo. Term SOFR + 0.38%, 0.27% Floor, 12.25% Cap)	5.24%		04/25/2047	2,164,096
	Figure line of credit trust
13,514,666	Series 2020-1-A	4.04	%(a)(b)	09/25/2049	12,924,760
	First Franklin Mortgage Loan Asset Backed Certificates
7,487,697	Series 2006-FF8-M1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.83%		07/25/2036	6,371,075
4,000,000	Series 2006-FF9-2A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.95%		06/25/2036	3,570,481
16,841,469	Series 2007-FF2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.73%		03/25/2037	8,615,277
20,169,104	Series 2007-FF2-A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.75%		03/25/2037	9,545,579
	First Horizon Alternative Mortgage Securities
2,748,766	Series 2005-AA4-1A1	5.05	%(b)	05/25/2035	1,300,156
3,239,122	Series 2005-FA8-1A4	5.50%		11/25/2035	1,521,898
241,577	Series 2005-FA8-2A1	5.00%		02/25/2037	236,781
902,427	Series 2006-AA3-A1	5.28	%(b)	06/25/2036	724,385
1,794,132	Series 2006-FA1-1A12	6.00%		04/25/2036	776,203
6,020,432	Series 2006-FA1-1A3	5.75%		04/25/2036	2,498,740
1,204,759	Series 2006-FA2-1A5	6.00%		05/25/2036	487,629
1,884,944	Series 2006-FA8-1A5	6.00%		02/25/2037	719,680
2,616,252	Series 2006-RE1-A1	5.50	%(b)	05/25/2035	1,689,710
10,468,916	Series 2007-FA3-A3	6.00%		06/25/2037	3,471,184
538,679	Series 2007-FA3-A4	6.00%		06/25/2037	178,610
595,343	Series 2007-FA4-1A13	6.25%		08/25/2037	222,878
1,837,869	Series 2007-FA4-1A4	6.25%		08/25/2037	688,041
1,044,940	Series 2007-FA4-1A5	6.25%		08/25/2037	391,193
	First Horizon Asset Securities, Inc.
863,886	Series 2006-1-1A2	6.00%		05/25/2036	315,379
1,532,436	Series 2007-4-1A1	6.00%		08/25/2037	553,567
	FirstKey Homes Trust
9,000,000	Series 2020-SFR1-E	2.79	%(a)	08/17/2037	8,819,516
18,000,000	Series 2020-SFR2-D	1.97	%(a)	10/19/2037	17,484,269
26,225,000	Series 2020-SFR2-E	2.67	%(a)	10/19/2037	25,580,193
16,350,000	Series 2021-SFR1-E1	2.39	%(a)	08/17/2038	15,560,651
11,500,000	Series 2021-SFR1-E2	2.49	%(a)	08/17/2038	10,912,363
8,000,000	Series 2021-SFR2-D	2.06	%(a)	09/17/2038	7,552,409
8,000,000	Series 2021-SFR2-E1	2.26	%(a)	09/17/2038	7,562,065
8,000,000	Series 2021-SFR2-E2	2.36	%(a)	09/17/2038	7,548,212
34,891,000	Series 2021-SFR3-B	2.44	%(a)	12/17/2038	33,090,052
29,584,000	Series 2021-SFR3-C	2.54	%(a)	12/17/2038	27,982,908
22,626,000	Series 2021-SFR3-D	2.79	%(a)	12/17/2038	21,305,230
45,314,000	Series 2021-SFR3-E1	2.99	%(a)	12/17/2038	42,532,550
25,293,000	Series 2021-SFR3-E2	3.08	%(a)	12/17/2038	23,742,526
10,174,000	Series 2021-SFR3-F1	3.58	%(a)	12/17/2038	9,572,410
	Freddie Mac Structured Agency Credit Risk Debt Notes
75,600,000	Series 2022-DNA3-M1B (30 day avg SOFR US + 2.90%, 0.00% Floor)	7.47	%(a)	04/25/2042	78,367,278
3,306,615	Series 2024-DNA3-M1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	5.57	%(a)	10/25/2044	3,308,161
30,387,552	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.77	%(a)	08/25/2044	30,432,477
23,000,000	Series 2024-HQA2-M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	6.37	%(a)	08/25/2044	23,305,231
	Freedom Mortgage Parent LLC
62,350,000	Series 2020-GT1-A	4.45	%(a)(b)	01/25/2026	59,879,518
72,500,000	Series 2021-GT1-A	3.62	%(a)(b)	07/25/2026	66,960,333
64,820,000	Series 2021-GT2-A	3.85	%(a)(b)	10/25/2026	60,135,472

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Fremont Home Loan Trust
107,545,349	Series 2006-D-1A1 (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.59%		11/25/2036	62,421,213
	FRTKL
7,750,000	Series 2021-SFR1-E1	2.37	%(a)	09/17/2038	7,286,145
6,650,000	Series 2021-SFR1-E2	2.52	%(a)	09/17/2038	6,247,819
	GCAT
2,751,000	Series 2019-NQM3-M1	3.45	%(a)(b)	11/25/2059	2,431,681
7,096,000	Series 2021-NQM2-M1	2.54	%(a)(b)	05/25/2066	4,988,989
8,405,000	Series 2021-NQM6-B1	4.42	%(a)(b)	08/25/2066	6,335,413
	GE-WMC Mortgage Securities LLC
30,733,678	Series 2006-1-A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.75%		08/25/2036	13,010,012
	GMAC Mortgage Corp. Loan Trust
1,482,286	Series 2005-AR5-3A1	4.84	%(b)	09/19/2035	1,186,806
	Greenpoint Mortgage Funding Trust
20,724,759	Series 2005-AR3-2A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 10.50% Cap)	4.97%		08/25/2045	7,340,355
15,119,338	Series 2007-AR2-1A3 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.93%		04/25/2047	12,839,000
	GS Mortgage Securities Corp.
880,417	Series 2008-2R-1A1	4.48	%(a)(b)	09/25/2036	282,824
15,718,993	Series 2014-3R-2B (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.88	%(a)	09/26/2036	8,295,285
	GS Mortgage-Backed Securities Trust
89,310,277	Series 2020-RPL2-A1	1.75	%(a)(b)	05/25/2060	79,338,757
12,540,000	Series 2020-RPL2-M1	2.25	%(a)(b)	05/25/2060	9,805,629
10,237,000	Series 2020-RPL2-M2	2.75	%(a)(b)	05/25/2060	8,007,453
9,341,000	Series 2020-RPL2-M3	3.00	%(a)(b)	05/25/2060	7,122,038
31,719,511	Series 2020-RPL2-PT4	6.21	%(a)(j)	05/25/2060	27,191,551
	GSAA Trust
101,322	Series 2005-12-AF3	5.07	%(b)	09/25/2035	64,676
7,588,275	Series 2006-10-AF3	5.98	%(b)	06/25/2036	1,853,822
5,431,059	Series 2006-10-AF4	6.80	%(d)	06/25/2036	1,323,142
10,248,769	Series 2006-15-AF4	6.46	%(d)	09/25/2036	2,611,397
1,602,732	Series 2006-18-AF3A	5.77	%(b)	11/25/2036	469,687
3,777,106	Series 2006-18-AF6	6.18	%(d)	11/25/2036	909,197
7,076,079	Series 2006-19-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.63%		12/25/2036	1,879,217
3,344,568	Series 2007-10-A1A	6.00%		11/25/2037	1,852,091
2,474,529	Series 2007-10-A2A	6.50%		11/25/2037	910,832
5,751,438	Series 2007-7-A5 (1 mo. Term SOFR + 0.67%, 0.56% Floor)	5.01%		07/25/2037	2,962,280
	GSAMP Trust
14,625,130	Series 2006-HE6-A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.75%		08/25/2036	11,698,365
6,084,941	Series 2007-H1-A2B (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.85%		01/25/2047	3,107,918
	GSMPS Mortgage Loan Trust
5,623,310	Series 2005-RP2-1AF (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.80	%(a)	03/25/2035	5,228,413
5,623,310	Series 2005-RP2-1AS	0.00	%(a)(b)(f)	03/25/2035	18,935
3,713,185	Series 2005-RP3-1AF (1 mo. Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap)	4.80	%(a)	09/25/2035	3,175,575
3,713,185	Series 2005-RP3-1AS	0.00	%(a)(b)(f)	09/25/2035	4,516
13,785,318	Series 2006-RP1-1AF1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 9.15% Cap)	4.80	%(a)	01/25/2036	11,117,676
13,785,318	Series 2006-RP1-1AS	0.00	%(a)(b)(f)	01/25/2036	50
	GSR Mortgage Loan Trust
673,345	Series 2005-1F-1A2	5.50%		02/25/2035	630,653
1,117,588	Series 2005-1F-3A3	6.00%		01/25/2035	990,515
163,247	Series 2005-6F-3A5	6.00%		07/25/2035	153,871
1,755,412	Series 2005-6F-3A9 (-1 x 1 mo. Term SOFR + 6.79%, 0.00% Floor, 6.90% Cap)	2.45	%(f)(g)	07/25/2035	133,207
91,410	Series 2005-6F-4A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.95%		07/25/2035	89,418
93,511	Series 2005-7F-3A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.95%		09/25/2035	92,898
6,913,228	Series 2005-8F-3A5	6.00%		11/25/2035	2,391,068

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,642,943	Series 2005-8F-4A1	6.00%		11/25/2035	618,434
121,030	Series 2006-1F-1A2	5.50%		02/25/2036	247,391
289,195	Series 2006-2F-2A3	5.75%		02/25/2036	245,132
1,505,345	Series 2006-2F-3A3	6.00%		02/25/2036	667,841
1,807,916	Series 2006-2F-3A6	6.00%		02/25/2036	802,077
16,358,200	Series 2006-5F-3A1	6.50%		06/25/2036	6,714,820
4,124,350	Series 2006-6F-2A3	6.00%		07/25/2036	2,397,426
9,487,445	Series 2006-9F-4A1	6.50%		10/25/2036	3,711,272
28,008,092	Series 2006-OA1-3A1 (Enterprise 11th District COFI Replacement Index + 1.50%, 1.50% Floor)	4.61%		08/25/2046	5,041,434
90,362	Series 2007-1F-2A2	5.50%		01/25/2037	299,837
377,743	Series 2007-4F-1A1	5.00%		07/25/2037	664,726
11,524,892	Series 2007-4F-3A11	6.00%		07/25/2037	7,400,726
38,703,853	Series 2007-OA1-1A1 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	4.68%		05/25/2037	18,272,344
	Harborview Mortgage Loan Trust
29,537	Series 2005-14-3A1A	7.71	%(b)	12/19/2035	28,983
5,131,879	Series 2005-2-1A (1 mo. Term SOFR + 0.63%, 0.52% Floor)	5.00%		05/19/2035	1,537,487
21,180,406	Series 2005-8-1A1A (1 mo. Term SOFR + 0.73%, 0.62% Floor, 11.00% Cap)	5.10%		09/19/2035	9,893,465
39,817,606	Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	6.38%		09/19/2035	16,377,662
3,125,618	Series 2006-10-2A1A (1 mo. Term SOFR + 0.47%, 0.36% Floor)	5.08%		11/19/2036	2,662,844
3,445,973	Series 2006-11-A1A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.82%		12/19/2036	3,059,882
27,902,009	Series 2006-14-1A1A (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.84%		01/25/2047	25,313,305
5,133,400	Series 2006-4-1A2A (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.86%		05/19/2046	2,612,926
52,405,671	Series 2006-8-1A1 (1 mo. Term SOFR + 0.51%, 0.00% Floor)	5.11%		07/21/2036	25,091,851
5,736,982	Series 2006-BU1-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	4.90%		02/19/2046	5,193,747
12,123,948	Series 2007-7-1A1 (1 mo. Term SOFR + 2.11%, 0.00% Floor, 10.50% Cap)	6.45%		10/25/2037	9,467,641
	Home Equity Asset Trust
264,980	Series 2003-3-M1 (1 mo. Term SOFR + 1.40%, 1.29% Floor)	5.74%		08/25/2033	257,865
	Home Partners of America Trust
3,658,824	Series 2019-2-C	3.02	%(a)	10/19/2039	3,423,817
3,892,366	Series 2019-2-D	3.12	%(a)	10/19/2039	3,638,344
7,326,807	Series 2019-2-E	3.32	%(a)	10/19/2039	6,869,939
	Homebanc Mortgage Trust
292,886	Series 2005-1-M2 (1 mo. Term SOFR + 0.85%, 0.74% Floor, 11.50% Cap)	5.19%		03/25/2035	254,212
10,350,000	Series 2005-3-M5 (1 mo. Term SOFR + 1.96%, 1.85% Floor, 11.50% Cap)	6.30%		07/25/2035	9,236,257
	Homeward Opportunities Fund I Trust
28,994,000	Series 2020-2-B2	5.72	%(a)(b)	05/25/2065	29,554,292
	HSBC Asset Loan Obligation
17,921,277	Series 2007-2-3A6	6.00%		09/25/2037	5,612,673
13,353,484	Series 2007-WF1-A3	4.49	%(d)	12/25/2036	4,406,901
	HSI Asset Securitization Corp.
27,262,911	Series 2006-HE1-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.73%		10/25/2036	7,589,160
12,718,194	Series 2007-NC1-A2 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.73%		04/25/2037	8,164,944
55,137,445	Series 2007-NC1-A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.81%		04/25/2037	36,733,635
	Impac CMB Trust
43,936	Series 2002-9F-A1	5.22	%(d)	12/25/2032	43,688
	Impac Secured Assets CMN Owner Trust
8,957,793	Series 2007-3-A1B (1 mo. Term SOFR + 0.59%, 0.48% Floor, 11.50% Cap)	4.93%		09/25/2037	7,607,319
	Imperial Fund Mortgage Trust
22,668,730	Series 2021-NQM4-A1	2.09	%(a)(b)	01/25/2057	19,260,844
11,735,607	Series 2021-NQM4-A2	2.30	%(a)(b)	01/25/2057	9,977,755
8,943,937	Series 2021-NQM4-A3	2.45	%(a)(b)	01/25/2057	7,596,272

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Indymac IMJA Mortgage Loan Trust
3,097,574	Series 2007-A1-A1	6.00%		08/25/2037	1,179,022
2,267,666	Series 2007-A1-A7	6.00%		08/25/2037	863,136
6,850,853	Series 2007-A2-1A1	6.00%		10/25/2037	2,897,487
10,752,631	Series 2007-A2-2A3	6.50%		10/25/2037	5,097,543
18,346,781	Series 2007-A2-3A1	7.00%		10/25/2037	4,321,102
15,468,631	Series 2007-A3-A1	6.25%		11/25/2037	6,386,919
12,717,020	Series 2007-A4-A1	6.25%		02/25/2038	3,979,148
	Indymac IMSC Mortgage Loan Trust
28,737,418	Series 2007-F1-2A1	6.50%		06/25/2037	6,788,761
257,184	Series 2007-F2-1A2	6.00%		07/25/2037	179,438
25,253,567	Series 2007-F2-2A1	6.50%		07/25/2037	9,038,567
2,740,258	Series 2007-HOA1-A11 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.81%		07/25/2047	1,789,989
	Indymac INDA Mortgage Loan Trust
708,615	Series 2006-AR2-1A1	4.95	%(b)	09/25/2036	457,981
531,732	Series 2006-AR2-4A1	4.64	%(b)	09/25/2036	482,693
7,222,715	Series 2006-AR3-1A1	4.37	%(b)	12/25/2036	5,627,409
2,342,863	Series 2007-AR1-3A1	3.04	%(b)	03/25/2037	1,936,304
1,878,231	Series 2007-AR3-3A1	4.27	%(b)	07/25/2037	1,631,270
	Indymac Index Mortgage Loan Trust
4,832,824	Series 2005-AR15-A1	4.25	%(b)	09/25/2035	3,929,994
2,149,445	Series 2006-AR7-3A1	4.02	%(b)	05/25/2036	1,867,770
1,641,811	Series 2007-AR13-2A1	5.85	%(b)	07/25/2037	1,399,624
4,266,736	Series 2007-AR21-8A1	5.00	%(b)	09/25/2037	4,121,226
	Indymac Residential Asset Backed Trust
11,989,545	Series 2006-B-2A4 (1 mo. Term SOFR + 0.67%, 0.56% Floor)	5.01%		06/25/2036	10,731,752
8,528,139	Series 2006-D-2A4 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.69%		11/25/2036	6,754,591
7,506,957	Series 2007-B-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.64%		07/25/2037	2,979,417
7,506,957	Series 2007-B-1A2 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.64%		07/25/2037	2,979,417
	Invitation Homes Trust
33,442,000	Series 2024-SFR1-C	4.25	%(a)	09/17/2041	31,226,280
	JP Morgan Alternative Loan Trust
4,692,469	Series 2005-S1-2A11	6.00%		12/25/2035	3,100,641
1,504,305	Series 2005-S1-2A9	6.00%		12/25/2035	993,999
2,632,838	Series 2006-A2-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 11.50% Cap)	4.81%		05/25/2036	2,112,291
2,027,209	Series 2006-S1-1A8	5.75%		03/25/2036	1,002,343
	JP Morgan Mortgage Acquisition Corp.
2,179,200	Series 2005-WMC1-M4 (1 mo. Term SOFR + 1.01%, 0.90% Floor)	5.35%		09/25/2035	1,909,557
5,157,275	Series 2006-CH2-AF3	5.46	%(d)	09/25/2029	3,027,606
8,662,831	Series 2006-HE3-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.07%		11/25/2036	7,942,440
21,678,675	Series 2006-RM1-A3 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.69%		08/25/2036	9,487,141
20,036,398	Series 2006-RM1-A4 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.81%		08/25/2036	8,784,662
2,818,494	Series 2006-WF1-A5	6.91	%(d)	07/25/2036	760,872
3,927,831	Series 2006-WMC4-A1A (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.71%		12/25/2036	2,418,699
35,550,679	Series 2006-WMC4-A1B (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.91%		12/25/2036	4,577,150
9,690,000	Series 2007-CH3-M2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.77%		03/25/2037	8,685,913
	JP Morgan Mortgage Trust
60,916	Series 2005-A6-5A1	6.77	%(b)	08/25/2035	61,499
3,028,562	Series 2005-S1-1A2	6.50%		01/25/2035	3,063,413
320,613	Series 2005-S2-2A13	5.50%		09/25/2035	236,132
895,770	Series 2006-S2-3A3	6.00%		07/25/2036	273,750
3,329,918	Series 2006-S2-3A5	6.25%		07/25/2036	1,058,413
1,785,900	Series 2006-S3-1A2	6.00%		08/25/2036	519,791
7,073,757	Series 2006-S3-1A21 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.50% Cap)	4.83%		08/25/2036	1,496,422

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
7,073,757	Series 2006-S3-1A22 (-1 x 1 mo. Term SOFR + 7.01%, 0.00% Floor, 7.12% Cap)	2.67	%(f)(g)	08/25/2036	876,849
832,183	Series 2006-S3-1A9	6.00%		08/25/2036	242,209
5,652,494	Series 2006-S4-A3	6.00%		01/25/2037	2,090,880
2,354,219	Series 2006-S4-A5	6.00%		01/25/2037	874,334
5,572,886	Series 2006-S4-A8 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.00% Cap)	4.83%		01/25/2037	1,491,650
5,572,886	Series 2006-S4-A9 (-1 x 1 mo. Term SOFR + 6.51%, 0.00% Floor, 6.62% Cap)	2.17	%(f)(g)	01/25/2037	710,949
583,189	Series 2007-A2-2A1	5.67	%(b)	04/25/2037	434,868
2,026,281	Series 2007-A3-3A2M	5.00	%(b)	05/25/2037	1,791,175
6,138,167	Series 2007-S1-2A6	6.00%		03/25/2037	2,338,527
1,719,539	Series 2007-S3-1A1	5.50%		08/25/2037	711,461
3,867,737	Series 2007-S3-1A35	6.00%		08/25/2037	1,747,442
1,691,976	Series 2007-S3-1A64	7.50%		08/25/2037	564,045
650,854	Series 2007-S3-1A9	6.00%		08/25/2037	292,781
3,566,238	Series 2007-S3-1A96	6.00%		08/25/2037	1,604,934
4,065,259	Series 2007-S3-1A97	6.00%		08/25/2037	1,829,612
25,000,000	Series 2024-NQM1-A1	5.59	%(a)(d)	02/25/2064	25,211,600
	JP Morgan Reremic
4,663,574	Series 2009-4-3A2	6.00	%(a)(b)	02/26/2037	2,140,443
16,321,722	Series 2009-7-7A1	7.00	%(a)(b)	09/27/2037	7,380,036
7,595,780	Series 2010-1-1A4	6.00	%(a)	02/26/2037	3,353,033
5,127,055	Series 2010-1-2A11	7.00	%(a)(b)	01/26/2037	2,289,762
	Legacy Mortgage Asset Trust
109,922,722	Series 2019-RPL3-PT1	0.00	%(a)	06/25/2058	91,359,160
24,390,735	Series 2021-GS4-A2	6.55	%(a)(d)	11/25/2060	24,411,047
	Lehman Brothers Holdings, Inc.
17,673,510	Series 2007-1-1A1 (1 mo. Term SOFR + 0.32%, 0.21% Floor)	4.66	%(a)	06/25/2037	12,643,431
5,448,736	Series 2007-1-2A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.75	%(a)	06/25/2037	3,593,448
	Lehman Mortgage Trust
1,429,506	Series 2005-2-3A5	5.50%		12/25/2035	762,308
986,239	Series 2005-2-5A5	5.75%		12/25/2035	615,893
1,635,639	Series 2005-3-2A1	6.00%		01/25/2036	1,316,793
139,150	Series 2005-3-2A3	5.50%		01/25/2036	106,427
747,538	Series 2005-3-2A7	6.00%		01/25/2036	601,766
908,469	Series 2006-1-1A1 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	5.20%		02/25/2036	377,212
2,725,406	Series 2006-1-1A2 (-1 x 1 mo. Term SOFR + 4.64%, 0.00% Floor, 4.75% Cap)	0.30	%(f)(g)	02/25/2036	95,646
1,911,997	Series 2006-1-3A1 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	5.20%		02/25/2036	1,245,960
1,911,997	Series 2006-1-3A2 (-1 x 1 mo. Term SOFR + 4.64%, 0.00% Floor, 4.75% Cap)	0.30	%(f)(g)	02/25/2036	58,865
1,231,884	Series 2006-1-3A4	5.50%		02/25/2036	882,010
1,410,499	Series 2006-4-1A3 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.95	%(f)(g)	08/25/2036	86,353
896,483	Series 2006-4-1A4	6.00%		08/25/2036	678,503
5,465,483	Series 2006-5-2A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 7.50% Cap)	4.80%		09/25/2036	730,267
11,384,542	Series 2006-5-2A2Pool 2006-5 (-1 x 1 mo. Term SOFR + 7.04%, 0.00% Floor, 7.15% Cap)	2.70	%(f)(g)	09/25/2036	941,839
5,489,380	Series 2006-6-3A9	5.50%		10/25/2036	3,601,267
133,104	Series 2006-6-4A5	6.00%		12/25/2036	126,210
2,763,992	Series 2006-7-2A2 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.90%		11/25/2036	647,232
10,216,131	Series 2006-7-2A5 (-1 x 1 mo. Term SOFR + 6.44%, 6.55% Cap)	2.10	%(f)(g)	11/25/2036	873,272
1,632,770	Series 2006-9-1A19 (-5 x 1 mo. Term SOFR + 30.16%, 0.00% Floor, 30.68% Cap)	10.20	%(g)	01/25/2037	1,308,157
1,772,064	Series 2006-9-1A5 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 5.75% Cap)	5.05%		01/25/2037	922,598
5,299,592	Series 2006-9-1A6 (-1 x 1 mo. Term SOFR + 5.04%, 0.00% Floor, 5.15% Cap)	0.70	%(f)(g)	01/25/2037	259,171
3,427,711	Series 2006-9-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.00% Cap)	4.83%		01/25/2037	684,970

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
6,168,123	Series 2006-9-2A2 (-1 x 1 mo. Term SOFR + 6.51%, 0.00% Floor, 6.62% Cap)	2.17	%(f)(g)	01/25/2037	454,407
1,355,876	Series 2007-2-1A1	5.75%		02/25/2037	894,383
2,368,051	Series 2007-4-2A11 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.78%		05/25/2037	733,475
10,879,468	Series 2007-4-2A8 (-1 x 1 mo. Term SOFR + 6.56%, 0.00% Floor, 6.67% Cap)	2.22	%(f)(g)	05/25/2037	851,447
744,018	Series 2007-4-2A9 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.78%		05/25/2037	185,952
556,437	Series 2007-5-4A3 (-6 x 1 mo. Term SOFR + 39.39%, 0.00% Floor, 40.08% Cap)	13.36	%(g)	08/25/2036	590,437
598,601	Series 2007-5-7A3	7.50%		10/25/2036	204,281
42,889	Series 2007-6-1A8	6.00%		07/25/2037	38,114
5,740,532	Series 2007-9-2A2	6.50%		10/25/2037	1,424,389
3,186,506	Series 2008-2-1A6	6.00%		03/25/2038	927,366
	Lehman XS Trust
4,125,389	Series 2005-2-2A3B	5.94	%(d)	08/25/2035	3,623,197
6,500,869	Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	5.89%		02/25/2036	5,599,029
4,769,178	Series 2006-3-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.05%		03/25/2036	4,773,242
6,062,477	Series 2006-5-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.87%		04/25/2036	5,055,196
25,198	Series 2006-5-2A4A	6.39	%(d)	04/25/2036	30,057
7,394,976	Series 2006-GP3-1A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.85%		06/25/2046	6,566,990
3,737,195	Series 2007-1-2A1	7.00	%(b)	02/25/2037	3,641,492
8,895,381	Series 2007-12N-1A3A (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.85%		07/25/2047	8,356,708
8,562,144	Series 2007-15N-4A1 (1 mo. Term SOFR + 1.01%, 0.90% Floor)	5.60%		08/25/2047	6,987,580
	Long Beach Mortgage Loan Trust
12,976,991	Series 2006-2-2A4 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	5.03%		03/25/2046	4,593,315
46,287,201	Series 2006-3-2A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.81%		05/25/2046	14,009,673
4,718,444	Series 2006-3-2A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.99%		05/25/2046	1,427,885
14,736,405	Series 2006-5-2A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.93%		06/25/2036	6,945,001
23,587,481	Series 2006-6-1A (1 mo. Term SOFR + 0.40%, 0.29% Floor)	4.74%		07/25/2036	16,148,412
11,643,671	Series 2006-WL1-M2 (1 mo. Term SOFR + 0.79%, 0.68% Floor)	5.13%		01/25/2046	11,122,782
	Luminent Mortgage Trust
1,231,535	Series 2005-1-A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 11.50% Cap)	4.97%		11/25/2035	1,170,252
	Master Resecuritization Trust
12,339,461	Series 2008-1-A1	6.00	%(a)(b)	09/27/2037	8,090,984
5,970,077	Series 2008-4-A1	6.00	%(a)(b)	06/27/2036	4,750,317
	Mastr Adjustable Rate Mortgages Trust
2,143,663	Series 2005-2-2A1	4.11	%(b)	03/25/2035	1,854,385
689,283	Series 2005-6-5A1	3.50	%(b)	07/25/2035	608,980
4,685,873	Series 2007-1-2A1	5.10	%(b)	11/25/2036	2,472,816
	MASTR Alternative Loans Trust
6,640,958	Series 2004-9-M2	6.26	%(d)	08/25/2034	5,493,533
1,111,612	Series 2005-2-3A1	6.00%		03/25/2035	843,893
35,643	Series 2005-5-2A3	5.50%		07/25/2025	33,561
6,550,367	Series 2005-5-3A1	5.75%		08/25/2035	3,058,053
1,391,930	Series 2005-6-1A5	5.50%		12/25/2035	905,709
1,026,916	Series 2006-3-1A2	6.25%		07/25/2036	518,402
640,762	Series 2007-1-1A5	5.75%		10/25/2036	603,508
3,703,659	Series 2007-1-2A7	6.00%		10/25/2036	1,013,373
	Mastr Asset Backed Securities Trust
1,721,970	Series 2003-OPT1-M3 (1 mo. Term SOFR + 4.24%, 4.13% Floor)	8.58%		12/25/2032	1,645,505
5,650,184	Series 2006-AM2-A3 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.79%		06/25/2036	5,111,670
6,482,925	Series 2007-HE1-A3 (1 mo. Term SOFR + 0.32%, 0.21% Floor)	4.87%		05/25/2037	6,252,349
12,756,982	Series 2007-WMC1-A1 (1 mo. Term SOFR + 0.40%, 0.29% Floor)	4.74%		01/25/2037	3,332,792

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	MASTR Asset Securitization Trust
1,294,919	Series 2006-1-1A4	5.75%		05/25/2036	757,494
1,029,681	Series 2006-2-1A11 (1 mo. Term SOFR + 6.00%, 6.00% Floor)	6.00%		06/25/2036	594,527
2,322,136	Series 2007-1-1A3	6.25%		11/25/2037	887,825
	Mastr Seasoned Securities Trust
1,065,105	Series 2005-2-1A4	6.00%		10/25/2032	1,044,197
414,340	Series 2005-2-2A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.50% Cap)	4.85%		10/25/2032	383,407
	Merrill Lynch Alternative Note Asset
19,116,118	Series 2007-A3-A2A (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.67%		04/25/2037	6,724,626
9,803,110	Series 2007-A3-A2B (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.87%		04/25/2037	3,446,523
13,587,226	Series 2007-A3-A2C (1 mo. Term SOFR + 0.75%, 0.64% Floor)	5.09%		04/25/2037	4,781,731
12,735,243	Series 2007-F1-2A4 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 7.00% Cap)	4.77%		03/25/2037	3,137,731
12,735,243	Series 2007-F1-2A5 (-1 x 1 mo. Term SOFR + 6.57%, 0.00% Floor, 6.68% Cap)	2.23	%(f)(g)	03/25/2037	1,473,708
27,670,877	Series 2007-OAR5-1A1	3.83	%(b)	10/25/2047	7,810,811
	Merrill Lynch First Franklin Mortgage Loan Trust
1,988,352	Series 2007-H1-1A2 (1 mo. Term SOFR + 3.61%, 3.50% Floor)	7.95%		10/25/2037	1,847,088
	Merrill Lynch Mortgage Investors, Inc.
15,561,572	Series 2005-AR1-M2 (1 mo. Term SOFR + 1.12%, 1.01% Floor)	5.46%		06/25/2036	12,216,512
7,706,664	Series 2006-AR1-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.77	%(a)	03/25/2037	2,103,401
685,706	Series 2006-F1-1A2	6.00%		04/25/2036	282,675
21,020,706	Series 2006-FM1-A1 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.17%		04/25/2037	12,342,365
10,139,640	Series 2006-HE3-A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.95%		06/25/2037	2,688,647
7,254,941	Series 2006-HE4-A2B (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.65%		07/25/2037	1,575,490
72,636,144	Series 2007-HE2-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.95%		02/25/2037	33,630,397
8,041,588	Series 2007-HE3-A1 (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.59%		04/25/2047	3,185,279
6,860,698	Series 2007-HE3-A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.83%		04/25/2047	2,717,528
2,873,667	Series 2007-HE3-A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.99%		04/25/2047	1,138,262
45,096,544	Series 2007-MLN1-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.95%		03/25/2037	33,876,222
	Morgan Stanley ABS Capital I, Inc.
16,345,557	Series 2006-HE7-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.77%		09/25/2036	6,971,709
21,690,027	Series 2006-HE7-A2D (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.91%		09/25/2036	9,251,824
13,147,491	Series 2006-NC2-M1 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.99%		02/25/2036	12,222,302
5,631,458	Series 2007-HE4-A1 (1 mo. Term SOFR + 0.24%, 0.13% Floor)	4.58	%(a)	02/25/2037	2,464,049
	Morgan Stanley Home Equity Loan Trust
23,685,521	Series 2007-1-A4 (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.67%		12/25/2036	11,269,389
	Morgan Stanley IXIS Real Estate Capital Trust
4,948,953	Series 2006-2-AFPT (1 mo. Term SOFR + 0.18%, 0.07% Floor)	4.52%		11/25/2036	1,582,027
	Morgan Stanley Mortgage Loan Trust
557,885	Series 2005-10-1A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.75% Cap)	5.15%		12/25/2035	331,880
1,397,762	Series 2005-10-1A6	5.75%		12/25/2035	911,404
1,629,171	Series 2005-10-2A1	5.24	%(b)	12/25/2035	1,504,759
4,482,991	Series 2006-11-1A6	6.73	%(d)	08/25/2036	783,847
6,622,329	Series 2006-11-2A1	6.00%		08/25/2036	2,802,815

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
6,437,718	Series 2006-16AX-2A2 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.79%		11/25/2036	1,787,011
5,026,103	Series 2006-17XS-A3A	6.15	%(d)	10/25/2046	1,443,489
1,743,431	Series 2006-17XS-A6	6.08	%(d)	10/25/2046	417,590
1,205,449	Series 2006-2-2A3	5.75%		02/25/2036	1,097,252
12,914,383	Series 2006-7-3A	5.10	%(b)	06/25/2036	6,903,032
1,409,614	Series 2006-7-4A4	6.00%		06/25/2036	645,463
1,426,990	Series 2006-7-4A7	6.00%		06/25/2036	653,421
2,841,881	Series 2007-13-6A1	6.00%		10/25/2037	1,487,756
3,075,880	Series 2007-14AR-2A3	3.52	%(b)	10/25/2037	1,757,099
2,803,566	Series 2007-1XS-2A3	6.42	%(d)	09/25/2046	582,500
1,846,929	Series 2007-1XS-2A4A	6.58	%(d)	09/25/2046	468,295
228,414	Series 2007-3XS-1A2A	6.12	%(d)	01/25/2047	211,790
5,016,237	Series 2007-3XS-2A3S	6.36	%(d)	01/25/2047	1,791,822
2,934,025	Series 2007-3XS-2A4S	6.46	%(d)	01/25/2047	1,028,953
	Morgan Stanley Reremic Trust
2,893,693	Series 2010-R5-4B	3.50	%(a)(d)	06/26/2036	2,943,153
5,335,764	Series 2010-R5-5B	3.14	%(a)(d)	01/26/2037	5,062,869
9,189,203	Series 2010-R9-3C	6.00	%(a)(b)	11/26/2036	7,073,783
6,827,701	Series 2012-R4-1B (1 mo. Term SOFR + 0.11%, 0.00% Floor)	3.02	%(a)	08/26/2036	4,983,020
5,920,204	Series 2013-R2-1B	4.37	%(a)(b)	10/26/2036	5,220,109
475,661	Series 2014-R7-B1	4.23	%(a)(b)	01/26/2051	473,678
5,178,216	Series 2014-R7-B2	4.23	%(a)(b)(h)	01/26/2051	4,868,697
	New Century Alternative Mortgage Loan Trust
9,392,533	Series 2006-ALT1-AF3	6.17	%(b)	07/25/2036	1,910,369
11,917,378	Series 2006-ALT2-AF5	4.62	%(d)	10/25/2036	2,274,843
	New Century Home Equity Loan Trust
17,829,000	Series 2005-4-M5 (1 mo. Term SOFR + 1.13%, 1.02% Floor, 12.50% Cap)	5.47%		09/25/2035	16,936,386
12,500,000	Series 2006-1-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor, 12.50% Cap)	5.01%		05/25/2036	11,266,225
	New York Mortgage Trust, Inc.
183,318	Series 2005-2-A (1 mo. Term SOFR + 0.77%, 0.66% Floor, 10.50% Cap)	5.11%		08/25/2035	166,545
	Nomura Asset Acceptance Corp.
16,309	Series 2005-AP1-2A5	5.36	%(d)	02/25/2035	16,140
12,533,036	Series 2006-AF1-1A2	6.16	%(b)	05/25/2036	2,214,388
2,546,937	Series 2006-AF1-1A3Pool 06-AF1	6.41	%(b)	05/25/2036	449,475
13,738,445	Series 2006-AP1-A2	5.52	%(b)	01/25/2036	3,788,332
2,322,086	Series 2006-AP1-A3	5.65	%(b)	01/25/2036	640,039
1,092,164	Series 2006-WF1-A2	5.76	%(b)	06/25/2036	297,328
	Nomura Home Equity Loan, Inc.
14,555,047	Series 2006-AF1-A2	6.30	%(d)	10/25/2036	3,031,113
2,456,309	Series 2007-1-1A1	6.56	%(d)	02/25/2037	629,515
12,242,812	Series 2007-1-1A3	6.49	%(d)	02/25/2037	3,138,326
	Nomura Resecuritization Trust
2,735,745	Series 2014-1R-6A7	6.18	%(a)(b)	08/26/2036	2,255,695
3,801,405	Series 2014-2R-4A9	4.05	%(a)(d)	07/26/2036	3,002,959
7,670,263	Series 2015-4R-5A2 (1 mo. Term SOFR + 0.54%, 0.43% Floor)	2.87	%(a)(h)	03/26/2036	5,344,842
	Novastar Home Equity Loan
14,600,000	Series 2005-3-M4 (1 mo. Term SOFR + 1.00%, 0.89% Floor, 11.00% Cap)	5.34%		01/25/2036	12,143,096
7,213,676	Series 2006-3-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.00% Cap)	4.77%		10/25/2036	3,297,999
	NRZ Excess Spread-Collateralized Notes
29,572,684	Series 2020-PLS1-A	3.84	%(a)	12/25/2025	29,096,700
24,280,038	Series 2021-FHT1-A	3.10	%(a)	07/25/2026	23,436,022
	Onslow Bay Mortgage Loan Trust
9,694,000	Series 2021-NQM3-M1	2.33	%(a)(b)	07/25/2061	5,450,184
4,657,056	Series 2024-NQM12-A1	5.48	%(a)(d)	07/25/2064	4,644,565
	Option One Mortgage Loan Trust
657,521	Series 2004-3-M3 (1 mo. Term SOFR + 1.09%, 0.98% Floor)	5.43%		11/25/2034	672,517
5,229,874	Series 2007-1-2A3 (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.59%		01/25/2037	3,024,891
47,953,410	Series 2007-6-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.64%		07/25/2037	41,734,260

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	PennyMac Mortgage Investment Trust
22,223,573	Series 2020-1R-A (30 day avg SOFR US + 3.46%, 2.35% Floor)	8.01	%(a)	02/25/2025	22,245,058
67,663,000	Series 2021-FT1-A (1 mo. Term SOFR + 3.11%, 3.12% Floor)	7.45	%(a)	03/25/2026	67,986,551
	People’s Choice Home Loan Securities Trust
10,080,000	Series 2005-1-M5 (1 mo. Term SOFR + 1.61%, 1.50% Floor, 15.00% Cap)	5.95%		01/25/2035	7,596,598
	PHH Alternative Mortgage Trust
2,437,477	Series 2007-1-1A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 10.10% Cap)	4.77%		02/25/2037	1,780,516
5,768,512	Series 2007-2-2A1	6.00%		05/25/2037	4,896,025
2,691,682	Series 2007-2-2A2	6.00%		05/25/2037	2,284,565
163,665	Series 2007-2-3A1	6.00%		05/25/2037	146,419
	PR Mortgage Loan Trust
98,948,463	Series 2014-1-APT	5.86	%(a)(b)	10/25/2049	93,469,439
	Pretium Mortgage Credit Partners LLC
19,999,471	Series 2021-NPL5-A1	5.49	%(a)(d)	10/25/2051	20,013,159
13,269,737	Series 2021-RN2-A1	4.74	%(a)(d)	07/25/2051	13,202,007
25,784,105	Series 2021-RN4-A1	5.49	%(a)(b)	10/25/2051	25,789,780
21,330,480	Series 2024-NPL6-A1	5.93	%(a)(d)	10/25/2054	21,240,474
23,787,714	Series 2024-NPL7-A1	5.93	%(a)(d)	10/25/2054	23,831,752
63,400,000	Series 2024-NPL9-A1	5.85	%(a)(d)	12/25/2054	63,889,892
	Prime Mortgage Trust
3,915,509	Series 2006-DR1-2A1Pool DR12A1	5.50	%(a)	05/25/2035	3,575,780
2,319,377	Series 2006-DR1-2A2	6.00	%(a)	05/25/2035	1,945,211
	Progress Residential Trust
52,672,973	Series 2021-SFR10-E1	3.57	%(a)	12/17/2040	48,139,258
21,859,029	Series 2021-SFR10-E2	3.67	%(a)	12/17/2040	19,962,037
11,840,307	Series 2021-SFR10-F	4.61	%(a)	12/17/2040	10,937,534
29,000,000	Series 2021-SFR2-E1	2.55	%(a)	04/19/2038	28,037,754
20,000,000	Series 2021-SFR2-E2	2.65	%(a)	04/19/2038	19,278,428
62,271,000	Series 2021-SFR2-F	3.40	%(a)	04/19/2038	60,474,893
7,000,000	Series 2021-SFR5-E1	2.21	%(a)	07/17/2038	6,680,236
25,000,000	Series 2021-SFR8-E1	2.38	%(a)	10/17/2038	23,593,992
23,900,000	Series 2021-SFR8-E2	2.53	%(a)	10/17/2038	22,540,018
19,900,000	Series 2021-SFR8-F	3.18	%(a)	10/17/2038	18,685,161
	PRPM LLC
6,085,939	Series 2020-4-A2	9.19	%(a)(d)(h)	10/25/2025	6,093,860
69,563,524	Series 2021-11-A1	5.49	%(a)(d)	11/25/2026	69,636,412
33,906,188	Series 2021-6-A1	4.79	%(a)(d)	07/25/2026	33,873,764
26,316,310	Series 2024-6-A1	5.70	%(a)(d)	11/25/2029	26,338,690
28,922,544	Series 2024-7-A1	5.87	%(a)(d)	11/25/2029	29,018,498
103,000,000	Series 2024-8-A1	5.90	%(a)(d)	12/25/2029	103,901,662
23,600,000	Series 2024-NQM4-A1	5.67	%(a)(d)	12/26/2069	23,782,239
	Racers
13,085,000	Series 2006-2-M2 (1 mo. Term SOFR + 0.40%, 0.29% Floor)	4.74%		09/25/2036	10,348,475
	RALI Trust
13,732,530	Series 2005-QA11-4A1	5.69	%(b)	10/25/2035	9,956,184
7,051,024	Series 2005-QA13-2A1	5.40	%(b)	12/25/2035	6,126,833
5,379,932	Series 2005-QA3-CB1	4.49	%(b)	03/25/2035	2,212,228
160,369	Series 2005-QS12-A11 (-11 x 1 mo. Term SOFR + 49.89%, 0.00% Floor, 51.15% Cap)	2.16	%(g)	08/25/2035	120,451
630,453	Series 2005-QS13-1A6	5.50%		09/25/2035	493,763
1,331,684	Series 2005-QS13-2A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.75% Cap)	5.15%		09/25/2035	1,043,889
5,459,904	Series 2005-QS13-2A2 (-1 x 1 mo. Term SOFR + 4.94%, 0.00% Floor, 5.05% Cap)	0.60	%(f)(g)	09/25/2035	175,945
4,895,640	Series 2005-QS14-2A1	6.00%		09/25/2035	1,586,096
1,141,360	Series 2005-QS15-2A	6.00%		10/25/2035	961,695
1,219,622	Series 2005-QS15-3A	6.00%		10/25/2035	1,050,195
1,167,751	Series 2005-QS16-A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	5.15%		11/25/2035	956,617
1,167,550	Series 2005-QS16-A2 (-1 x 1 mo. Term SOFR + 4.69%, 0.00% Floor, 4.80% Cap)	0.35	%(f)(g)	11/25/2035	22,938
627,401	Series 2005-QS17-A1	6.00%		12/25/2035	527,640

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
649,195	Series 2005-QS17-A10	6.00%		12/25/2035	545,969
1,818,340	Series 2005-QS17-A11	6.00%		12/25/2035	1,529,213
1,292,419	Series 2005-QS17-A2 (1 mo. Term SOFR + 0.96%, 0.85% Floor, 6.00% Cap)	5.30%		12/25/2035	1,077,744
1,292,419	Series 2005-QS17-A4 (-1 x 1 mo. Term SOFR + 5.04%, 0.00% Floor, 5.15% Cap)	0.70	%(f)(g)	12/25/2035	42,336
1,039,920	Series 2005-QS17-A6	6.00%		12/25/2035	874,567
449,041	Series 2005-QS5-A3	5.70%		04/25/2035	445,057
526,189	Series 2006-QS1-A6 (-8 x 1 mo. Term SOFR + 41.98%, 0.00% Floor, 42.86% Cap)	8.72	%(g)	01/25/2036	434,405
1,703,166	Series 2006-QS10-A1	6.00%		08/25/2036	1,397,227
523,741	Series 2006-QS10-A4	5.75%		08/25/2036	423,940
3,780,254	Series 2006-QS11-1A1	6.50%		08/25/2036	3,009,365
1,020,464	Series 2006-QS12-1A1	6.50%		09/25/2036	443,192
1,571,061	Series 2006-QS12-2A18	5.75%		09/25/2036	1,193,030
2,391,104	Series 2006-QS14-A18	6.25%		11/25/2036	1,922,427
1,077,650	Series 2006-QS15-A1	6.50%		10/25/2036	910,621
463,981	Series 2006-QS16-A10	6.00%		11/25/2036	359,505
1,649,843	Series 2006-QS16-A11	6.00%		11/25/2036	1,278,500
1,315,081	Series 2006-QS16-A7	6.00%		11/25/2036	1,018,959
520,434	Series 2006-QS16-A8	6.00%		11/25/2036	403,246
205,945	Series 2006-QS16-A9	6.00%		11/25/2036	159,572
937,697	Series 2006-QS17-A4	6.00%		12/25/2036	757,917
5,209,437	Series 2006-QS17-A5	6.00%		12/25/2036	4,210,657
3,579,737	Series 2006-QS3-1A11	6.00%		03/25/2036	3,134,230
912,556	Series 2006-QS4-A8 (-790 x 1 mo. Term SOFR + 5,052.56%, 0.10% Floor, 8.00% Cap)	8.00	%(g)	04/25/2036	765,018
3,609,361	Series 2006-QS4-A9	6.00%		04/25/2036	2,887,734
2,131,684	Series 2006-QS5-A3	6.00%		05/25/2036	1,733,685
6,353,220	Series 2006-QS5-A4	6.00%		05/25/2036	5,167,034
1,106,402	Series 2006-QS6-1A16	6.00%		06/25/2036	875,387
1,605,150	Series 2006-QS6-1A2	6.00%		06/25/2036	1,269,996
3,072,767	Series 2006-QS8-A1	6.00%		08/25/2036	2,514,980
5,328,627	Series 2006-QS8-A5 (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	1.10	%(f)(g)	08/25/2036	311,955
1,938,425	Series 2006-QS9-1A6 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	0.85	%(f)(g)	07/25/2036	79,235
18,365,118	Series 2007-QA5-1A1	6.40	%(b)	09/25/2037	11,522,630
24,118,464	Series 2007-QH5-AII (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.91%		06/25/2037	9,804,081
9,118,721	Series 2007-QH7-2A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.05%		08/25/2037	8,471,819
6,808,959	Series 2007-QS1-1A2 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.00	%(f)(g)	01/25/2037	314,610
685,394	Series 2007-QS1-1A4	6.00%		01/25/2037	530,111
1,613,630	Series 2007-QS1-2A10	6.00%		01/25/2037	1,199,309
19,787,791	Series 2007-QS10-A1	6.50%		09/25/2037	15,958,204
2,087,433	Series 2007-QS11-A1	7.00%		10/25/2037	1,619,160
2,146,212	Series 2007-QS2-A6	6.25%		01/25/2037	1,735,121
11,404,455	Series 2007-QS3-A1	6.50%		02/25/2037	9,300,795
1,818,511	Series 2007-QS3-A4	6.25%		02/25/2037	1,459,288
2,850,413	Series 2007-QS4-3A3	6.00%		03/25/2037	2,376,588
1,225,945	Series 2007-QS5-A1	5.50%		03/25/2037	975,865
505,752	Series 2007-QS5-A5 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 7.00% Cap)	4.75%		03/25/2037	380,729
1,679,719	Series 2007-QS5-A8 (-1 x 1 mo. Term SOFR + 6.59%, 0.00% Floor, 6.70% Cap)	2.25	%(f)(g)	03/25/2037	190,287
1,376,070	Series 2007-QS6-A102	5.75%		04/25/2037	1,091,954
442,447	Series 2007-QS6-A13 (-8 x 1 mo. Term SOFR + 54.05%, 0.00% Floor, 55.00% Cap)	17.89	%(g)	04/25/2037	505,493
1,970,425	Series 2007-QS6-A45	5.75%		04/25/2037	1,563,591
3,140,248	Series 2007-QS6-A6	6.25%		04/25/2037	2,573,406
216,887	Series 2007-QS6-A77 (-8 x 1 mo. Term SOFR + 54.88%, 0.00% Floor, 55.83% Cap)	18.72	%(g)	04/25/2037	254,975
5,280,292	Series 2007-QS7-2A1	6.75%		06/25/2037	2,050,530
11,656,744	Series 2007-QS9-A33	6.50%		07/25/2037	9,347,291

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	RAMP Trust
1,361,519	Series 2004-RS7-A3	6.19	%(b)	07/25/2034	1,235,790
5,198,862	Series 2006-RS2-A3A (1 mo. Term SOFR + 0.41%, 0.30% Floor, 14.00% Cap)	5.05%		03/25/2036	5,112,083
11,437,131	Series 2006-RS3-A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 14.00% Cap)	5.05%		05/25/2036	9,553,764
12,017,792	Series 2006-RS6-A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.99%		11/25/2036	9,711,757
	RASC Trust
3,860,296	Series 2005-KS4-M5 (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.25%		05/25/2035	3,920,678
4,121,979	Series 2007-EMX1-A13 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 14.00% Cap)	4.85%		01/25/2037	4,125,680
	RBSGC Mortgage Pass Through Certificates
10,702,426	Series 2008-B-A1	6.00	%(a)	06/25/2037	9,086,699
	RBSSP Resecuritization Trust
377,571	Series 2009-12-17A2	6.21	%(a)(b)	10/25/2035	379,138
12,264,358	Series 2009-12-20A2	4.48	%(a)(b)	12/25/2035	10,681,467
2,896,299	Series 2010-4-7A2	6.00	%(a)	07/26/2037	1,368,184
	Renaissance Home Equity Loan Trust
5,355,470	Series 2006-1-AF6	5.75	%(d)	05/25/2036	2,343,176
	Renaissance NIM Trust
2,062,139	Series 2006-2-AF5	6.25	%(d)	08/25/2036	811,859
17,385,181	Series 2006-3-AF3	5.59	%(d)	11/25/2036	5,763,242
18,049,871	Series 2006-3-AF4	5.81	%(d)	11/25/2036	6,226,059
2,933,947	Series 2006-3-AF5	6.12	%(d)	11/25/2036	1,066,042
10,257,172	Series 2006-4-AF4	5.47	%(d)	01/25/2037	3,221,601
20,198,460	Series 2006-4-AF5	5.69	%(d)	01/25/2037	6,594,076
8,192,822	Series 2007-1-AF1	5.74	%(d)	04/25/2037	2,086,309
5,779,950	Series 2007-1-AF1Z	5.35	%(d)	04/25/2037	1,392,447
3,486,895	Series 2007-1-AF2	5.51	%(d)	04/25/2037	852,942
5,072,268	Series 2007-1-AF3	5.61	%(d)	04/25/2037	1,262,860
2,781,357	Series 2007-1-AF4	5.76	%(d)	04/25/2037	710,585
8,232,817	Series 2007-1-AF5	5.91	%(d)	04/25/2037	2,159,899
17,696,892	Series 2007-2-AF2Pool 2007-2	5.68	%(d)	06/25/2037	4,245,141
22,755,581	Series 2007-2-AF5	6.20	%(d)	06/25/2037	6,071,041
	Residential Asset Securitization Trust
4,379,369	Series 2005-A11-2A4	6.00%		10/25/2035	1,861,201
1,041,188	Series 2005-A12-A7 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.55	%(f)(g)	11/25/2035	53,722
1,392,855	Series 2005-A12-A8 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 5.50% Cap)	5.00%		11/25/2035	670,125
1,454,094	Series 2005-A15-1A7	6.00%		02/25/2036	1,377,194
6,927,749	Series 2005-A15-5A3	5.75%		02/25/2036	2,536,663
7,122,429	Series 2005-A16-A1	5.00%		02/25/2036	2,717,355
2,641,916	Series 2005-A8CB-A11	6.00%		07/25/2035	1,597,966
2,674,065	Series 2005-A8CB-A2 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.55	%(f)(g)	07/25/2035	106,480
640,502	Series 2006-A1-1A3	6.00%		04/25/2036	275,807
10,255,470	Series 2006-A1-3A2	6.00%		04/25/2036	4,627,072
4,948,300	Series 2006-A10-A5	6.50%		09/25/2036	1,704,399
6,998,759	Series 2006-A12-A1	6.25%		11/25/2036	2,574,161
7,200,781	Series 2006-A13-A1	6.25%		12/25/2036	2,453,645
14,040,904	Series 2006-A14C-2A6 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.90%		12/25/2036	2,961,015
30,986,168	Series 2006-A14C-2A7 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.10	%(f)(g)	12/25/2036	3,181,561
5,468,125	Series 2006-A2-A11	6.00%		01/25/2046	2,066,010
3,787,174	Series 2006-A2-A4	6.00%		01/25/2046	1,430,813
3,147,503	Series 2006-A2-A9	6.00%		01/25/2046	1,189,143
2,250,431	Series 2006-A8-1A1	6.00%		08/25/2036	1,341,330
4,476,606	Series 2006-R1-A1 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	10.59	%(g)	01/25/2046	3,502,947
19,392,166	Series 2007-A2-1A2	6.00%		04/25/2037	10,025,742

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
707,602	Series 2007-A3-1A2 (-8 x 1 mo. Term SOFR + 45.51%, 0.00% Floor, 46.38% Cap)	12.24	%(g)	04/25/2037	669,428
22,912,882	Series 2007-A5-1A4 (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.65	%(f)(g)	05/25/2037	1,157,107
5,885,661	Series 2007-A5-1A6 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	4.85%		05/25/2037	742,412
4,008,967	Series 2007-A5-2A3	6.00%		05/25/2037	2,059,947
1,756,926	Series 2007-A5-2A5	6.00%		05/25/2037	902,769
7,394,241	Series 2007-A6-1A2	6.00%		06/25/2037	3,781,807
7,757,453	Series 2007-A7-A1	6.00%		07/25/2037	2,876,965
34,122,263	Series 2007-A7-A2	6.00%		07/25/2037	12,654,739
15,118,855	Series 2007-A7-A6	6.00%		07/25/2037	5,607,048
	Residential Mortgage Loan Trust
6,300,000	Series 2020-2-M1	3.57	%(a)(b)	05/25/2060	5,791,404
	RFMSI Trust
3,287,297	Series 2006-S10-1A1	6.00%		10/25/2036	2,509,307
1,018,901	Series 2006-S5-A12	6.00%		06/25/2036	847,586
69,758	Series 2006-S5-A15	6.00%		06/25/2036	58,029
2,111,117	Series 2006-S9-A1	6.25%		09/25/2036	1,705,274
2,298,321	Series 2007-S1-A7	6.00%		01/25/2037	1,827,755
1,305,187	Series 2007-S2-A1	6.00%		02/25/2037	971,172
1,470,437	Series 2007-S2-A4	6.00%		02/25/2037	1,094,133
2,745,137	Series 2007-S2-A5	6.00%		02/25/2037	2,042,621
1,367,530	Series 2007-S3-1A4	6.00%		03/25/2037	973,880
1,300,635	Series 2007-S4-A1	6.00%		04/25/2037	995,616
728,394	Series 2007-S4-A2	6.00%		04/25/2037	557,572
9,542,092	Series 2007-S5-A1	6.00%		05/25/2037	7,774,275
2,765,336	Series 2007-S5-A8	6.00%		05/25/2037	2,253,524
1,107,528	Series 2007-S6-2A4	6.00%		06/25/2037	845,054
7,386,796	Series 2007-S7-A20	6.00%		07/25/2037	5,803,280
3,848,487	Series 2007-S8-1A1	6.00%		09/25/2037	2,571,931
165,705	Series 2007-SA1-4A	4.54	%(b)	02/25/2037	147,036
2,529,480	Series 2007-SA2-2A1	5.44	%(b)	04/25/2037	2,151,429
	Rithm Capital Corp.
62,504,400	Series 2020-RPL1-M1	3.25	%(a)(b)	11/25/2059	54,602,125
16,345,550	Series 2020-RPL1-M2	3.50	%(a)(b)	11/25/2059	14,047,778
	Securitized Asset Backed Receivables LLC
3,410,679	Series 2006-NC3-A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.75%		09/25/2036	1,157,286
5,091,161	Series 2007-BR3-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.59%		04/25/2037	3,342,049
4,975,815	Series 2007-BR3-A2B (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.89%		04/25/2037	3,266,086
13,773,699	Series 2007-BR4-A2B (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.85%		05/25/2037	8,300,585
	Securitized Mortgage Asset Loan Trust
173,372,804	Series 2015-1-PC	1.49	%(a)(b)	02/25/2054	144,388,789
	Sequoia Mortgage Trust
38,474	Series 2003-4-2A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap)	5.18%		07/20/2033	37,771
	SG Mortgage Securities Trust
2,632,502	Series 2006-FRE1-A1A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.79%		02/25/2036	2,557,001
2,403,515	Series 2006-FRE1-A2C (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.99%		02/25/2036	1,189,317
	Soundview Home Equity Loan Trust
11,273,632	Series 2007-NS1-M1 (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.98%		01/25/2037	10,616,986
3,071,130	Series 2007-OPT1-2A2 (1 mo. Term SOFR + 0.26%, 0.15% Floor)	4.60%		06/25/2037	2,026,100
5,419,221	Series 2007-OPT3-1A1 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	4.62%		08/25/2037	4,602,070
17,376,966	Series 2007-OPT4-1A1 (1 mo. Term SOFR + 1.11%, 1.00% Floor)	5.45%		09/25/2037	12,189,971
41,283,115	Series 2007-WM1W-2A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	3.91%		02/25/2037	31,886,570

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Specialty Underwriting & Residential Finance
3,659,479	Series 2006-BC2-A2B	3.84	%(d)	02/25/2037	1,206,015
12,350,335	Series 2007-AB1-A2C (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.95%		03/25/2037	6,599,411
	Spruce Hill Mortgage Loan Trust
7,035,897	Series 2020-SH1-M1	3.22	%(a)(b)	01/28/2050	6,915,784
	Starwood Mortgage Residential Trust
6,329,000	Series 2021-1-B2	4.52	%(a)(b)	05/25/2065	4,647,875
5,000,000	Series 2021-2-B1	2.75	%(a)(b)	05/25/2065	3,821,964
7,110,000	Series 2021-2-B2	3.00	%(a)(b)	05/25/2065	4,731,584
9,103,000	Series 2021-5-M1	3.25	%(a)(b)	09/25/2066	6,389,136
	Structured Adjustable Rate Mortgage Loan Trust
1,059,880	Series 2005-22-4A1	5.60	%(b)	12/25/2035	975,721
7,265,169	Series 2006-1-8A1	5.17	%(b)	02/25/2036	3,781,516
2,063,300	Series 2006-12-2A1	4.57	%(b)	01/25/2037	1,485,548
835,239	Series 2006-8-4A4	5.18	%(b)	09/25/2036	740,612
5,976,762	Series 2007-7-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.05%		08/25/2037	5,305,372
	Structured Asset Investment Loan Trust
64,828,970	Series 2006-3-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.77%		06/25/2036	40,006,612
7,596,011	Series 2006-4-A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.80%		07/25/2036	4,362,499
20,800,000	Series 2006-4-A5 (1 mo. Term SOFR + 0.73%, 0.62% Floor)	5.07%		07/25/2036	7,285,751
	Structured Asset Mortgage Investments, Inc.
7,781,927	Series 2006-AR3-12A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 10.50% Cap)	4.85%		05/25/2036	6,220,387
	Structured Asset Securities Corp.
491,342	Series 2003-24A-1A3	6.29	%(b)	07/25/2033	476,371
8,403,579	Series 2005-5-3A1	6.00%		04/25/2035	4,337,308
61,002,640	Series 2006-BC4-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.77%		12/25/2036	34,799,505
7,968,470	Series 2006-BC4-A4 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.79%		12/25/2036	7,724,200
41,291,672	Series 2007-4-1A3 (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.80	%(a)(f)(g)	03/28/2045	2,145,301
20,127,500	Series 2007-BC4-M1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.95%		11/25/2037	15,620,407
12,077,027	Series 2007-MN1A-A4 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.69	%(a)	01/25/2037	7,360,976
13,658,277	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.64	%(a)	03/25/2037	11,219,615
	Suntrust Adjustable Rate Mortgage Loan Trust
3,357,145	Series 2007-2-1A1	6.04	%(b)	04/25/2037	1,245,474
993,610	Series 2007-3-1A1	6.76	%(b)	06/25/2037	488,457
	Suntrust Alternative Loan Trust
177,885	Series 2005-1F-2A3	5.75%		12/25/2035	160,014
454,774	Series 2006-1F-1A3	6.00%		04/25/2036	162,733
	Terwin Mortgage Trust
10,501,459	Series 2006-7-2A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.99	%(a)	08/25/2037	4,526,247
	Thornburg Mortgage Securities Trust
90,898	Series 2003-6-A2 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 11.50% Cap)	5.45%		12/25/2033	86,614
2,303,692	Series 2004-4-5A	3.03	%(b)	12/25/2044	2,027,159
4,053,415	Series 2007-1-A1 (12 mo. Term SOFR + 2.02%, 0.11% Floor, 10.75% Cap)	6.23%		03/25/2037	3,469,922
1,024,451	Series 2007-1-A2A (12 mo. Term SOFR + 2.02%, 0.11% Floor, 10.75% Cap)	6.23%		03/25/2037	750,083
	Tricon American Homes Trust
5,000,000	Series 2019-SFR1-E	3.40	%(a)	03/17/2038	4,864,796
8,900,000	Series 2020-SFR1-D	2.55	%(a)	07/17/2038	8,531,842
1,600,000	Series 2020-SFR1-E	3.54	%(a)	07/17/2038	1,554,462
	Tricon Residential Trust
16,000,000	Series 2021-SFR1-B	2.24	%(a)	07/17/2038	15,355,062
13,250,000	Series 2021-SFR1-C	2.34	%(a)	07/17/2038	12,706,951
5,250,000	Series 2021-SFR1-D	2.59	%(a)	07/17/2038	5,024,684
10,000,000	Series 2021-SFR1-E2	2.89	%(a)	07/17/2038	9,490,357
11,300,000	Series 2021-SFR1-F	3.69	%(a)	07/17/2038	10,790,753

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Velocity Commercial Capital Loan Trust
3,350,581	Series 2017-2-AFX	3.07	%(a)(b)	11/25/2047	3,268,754
6,846,458	Series 2018-2-A	4.05	%(a)(b)	10/26/2048	6,625,644
18,144,696	Series 2019-1-A	3.76	%(a)(b)	03/25/2049	17,090,984
2,119,322	Series 2019-1-M4	4.61	%(a)(b)	03/25/2049	1,794,522
5,881,939	Series 2019-2-A	3.13	%(a)(b)	07/25/2049	5,622,952
2,210,871	Series 2019-2-M1	3.26	%(a)(b)	07/25/2049	1,996,599
1,829,505	Series 2020-1-M4	3.54	%(a)(b)	02/25/2050	1,523,875
50,000,000	Series 2024-6-A	5.81	%(a)(b)	12/25/2054	49,812,260
	Vericrest Opportunity Loan Transferee
10,474,796	Series 2021-CF1-A1	4.99	%(a)(d)	08/25/2051	10,471,349
9,810,898	Series 2021-CF2-A1	5.49	%(a)(d)	11/27/2051	9,781,530
4,151,374	Series 2021-NPL1-A1	4.89	%(a)(d)	02/27/2051	4,151,454
2,136,605	Series 2021-NPL2-A1	4.89	%(a)(d)	02/27/2051	2,136,647
21,192,010	Series 2021-NPL3-A1	5.24	%(a)(d)	02/27/2051	21,181,711
2,687,606	Series 2021-NPL5-A1	5.12	%(a)(d)	03/27/2051	2,688,920
10,492,881	Series 2021-NPL6-A1	5.24	%(a)(d)	04/25/2051	10,508,418
1,078,687	Series 2021-NPL9-A1	4.99	%(a)(d)	05/25/2051	1,075,401
	Verus Securitization Trust
6,100,000	Series 2021-3-M1	2.40	%(a)(b)	06/25/2066	4,427,320
4,588,000	Series 2021-4-B1	3.05	%(a)(b)	07/25/2066	3,177,617
2,300,000	Series 2021-4-B2	3.81	%(a)(b)	07/25/2066	1,598,231
2,500,000	Series 2021-4-M1	2.20	%(a)(b)	07/25/2066	1,720,655
6,651,000	Series 2021-5-B1	3.04	%(a)(b)	09/25/2066	4,555,502
9,255,000	Series 2021-5-M1	2.33	%(a)(b)	09/25/2066	6,414,724
	Voyager OPTONE Delaware Trust
5,741,976	Series 2009-1-SAC3	5.77	%(a)(b)	02/25/2038	4,178,372
	WAMU Asset-Backed Certificates
7,247,668	Series 2007-HE1-2A2 (1 mo. Term SOFR + 0.33%, 0.33% Floor)	4.67%		01/25/2037	3,270,752
12,845,456	Series 2007-HE4-1A (1 mo. Term SOFR + 0.28%, 0.28% Floor)	4.62%		07/25/2047	9,457,265
	WaMu Mortgage Pass Through Certificates
4,591,144	Series 2005-AR19-B1 (1 mo. Term SOFR + 1.16%, 1.05% Floor, 10.50% Cap)	5.50%		12/25/2045	3,917,506
4,947,635	Series 2006-AR10-1A1	4.86	%(b)	09/25/2036	4,135,642
4,929,548	Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	5.67%		11/25/2046	4,096,984
3,100,599	Series 2006-AR5-A12B (12 Month US Treasury Average + 0.98%, 0.98% Floor)	5.81%		06/25/2046	2,782,894
419,472	Series 2006-AR6-2A3	4.98	%(b)	08/25/2036	356,963
4,144,940	Series 2007-HY3-4A1	5.17	%(b)	03/25/2037	3,773,724
6,701,372	Series 2007-HY5-1A1	4.25	%(b)	05/25/2037	5,742,470
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,402,896	Series 2005-1-2A	6.00%		03/25/2035	2,856,999
847,670	Series 2005-4-5A1	5.50%		06/25/2035	706,913
341,211	Series 2005-5-CB12 (-11 x 1 mo. Term SOFR + 49.34%, 0.00% Floor, 50.60% Cap)	1.61	%(g)	07/25/2035	269,036
1,104,924	Series 2005-5-CB6 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 7.50% Cap)	5.05%		07/25/2035	956,706
268,315	Series 2005-6-2A7	5.50%		08/25/2035	229,241
3,091,916	Series 2005-7-2CB6 (1 mo. Term SOFR + 1.56%, 1.45% Floor, 6.00% Cap)	5.90%		08/25/2035	2,983,122
281,083	Series 2005-7-2CB7 (-11 x 1 mo. Term SOFR + 48.79%, 0.00% Floor, 50.05% Cap)	1.06	%(g)	08/25/2035	205,345
2,089,077	Series 2005-7-3CB	6.50%		08/25/2035	1,722,728
4,365,317	Series 2005-8-1A2	5.50%		10/25/2035	3,920,211
4,577,573	Series 2005-9-2A2	5.50%		11/25/2035	4,008,333
987,844	Series 2005-9-CX	5.50	%(f)	11/25/2035	165,583
4,009,819	Series 2006-1-2CB1	7.00%		02/25/2036	2,861,908
1,442,019	Series 2006-1-3A1	5.75%		02/25/2036	1,315,855
728,773	Series 2006-1-3A2	5.75%		02/25/2036	662,460
619,395	Series 2006-1-3A7	5.75%		02/25/2036	563,316
1,834,273	Series 2006-3-3CB4	6.00%		04/25/2036	1,539,976
1,006,428	Series 2006-5-1A8	5.75%		07/25/2036	778,260

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,321,894	Series 2006-5-2CB1	6.00%		07/25/2036	1,638,375
4,217,537	Series 2006-5-2CB6	6.00%		07/25/2036	2,975,979
12,728,164	Series 2006-5-3A3	6.72	%(d)	07/25/2036	2,892,278
5,304,136	Series 2006-5-3A5	6.95	%(d)	07/25/2036	1,204,275
7,451,382	Series 2006-8-A4	4.12	%(d)	10/25/2036	2,528,380
2,792,996	Series 2006-9-A7	4.20	%(d)	10/25/2036	851,390
3,518,924	Series 2006-AR10-A1 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.65%		12/25/2036	1,693,303
4,751,668	Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	5.78%		06/25/2046	3,450,947
4,433,368	Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor)	5.82%		06/25/2046	3,530,768
6,633,464	Series 2007-2-1A6	6.00%		04/25/2037	5,299,217
2,729,484	Series 2007-3-A3	6.00%		04/25/2037	2,359,491
2,105,730	Series 2007-4-1A1	5.50%		06/25/2037	1,979,231
150,810	Series 2007-5-A11 (-6 x 1 mo. Term SOFR + 38.79%, 0.00% Floor, 39.48% Cap)	12.76	%(g)	06/25/2037	151,492
3,770,256	Series 2007-5-A6	6.00%		06/25/2037	3,346,298
5,057,927	Series 2007-OC1-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.69%		01/25/2047	4,413,858
	Washington Mutual Asset-Backed Certificates
1,051,488	Series 2006-HE2-A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.93%		05/25/2036	816,837
18,926,185	Series 2007-HE2-2A2 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.89%		02/25/2037	5,873,952
	Wells Fargo Alternative Loan Trust
421,071	Series 2007-PA1-A10	6.00%		03/25/2037	374,583
1,848,832	Series 2007-PA1-A3	6.00%		03/25/2037	1,644,712
1,594,098	Series 2007-PA1-A5	6.00%		03/25/2037	1,418,102
2,612,646	Series 2007-PA1-A6	6.00%		03/25/2037	2,324,197
10,657,686	Series 2007-PA2-1A1	6.00%		06/25/2037	9,386,331
1,665,950	Series 2007-PA2-3A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 7.00% Cap)	4.80%		06/25/2037	1,160,101
2,454,203	Series 2007-PA2-3A2 (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	2.20	%(f)(g)	06/25/2037	170,902
221,424	Series 2007-PA3-1A4	5.75%		07/25/2037	186,039
3,778,134	Series 2007-PA3-2A1	6.00%		07/25/2037	3,307,205
1,501,077	Series 2007-PA3-2A4	6.00%		07/25/2037	1,313,974
2,588,467	Series 2007-PA3-3A1	6.25%		07/25/2037	2,188,103
20,108,869	Series 2007-PA5-1A1	6.25%		11/25/2037	17,486,238
3,581,513	Series 2007-PA6-A1	6.58	%(b)	12/28/2037	3,248,411
	Wells Fargo Mortgage Backed Securities Trust
1,226,775	Series 2006-AR12-1A1	7.60	%(b)	09/25/2036	1,110,875
550,224	Series 2006-AR13-A2	7.47	%(b)	09/25/2036	530,253
632,800	Series 2006-AR4-2A1	6.15	%(b)	04/25/2036	612,184
967,076	Series 2007-7-A1	6.00%		06/25/2037	878,490
67,258	Series 2007-7-A32	5.75%		06/25/2037	60,478
2,177,783	Series 2007-7-A34	6.00%		06/25/2037	1,978,294
589,850	Series 2007-7-A36	6.00%		06/25/2037	535,801
200,599	Series 2007-7-A43 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.95%		06/25/2037	175,851
548,031	Series 2007-7-A49	6.00%		06/25/2037	497,830
232,007	Series 2007-7-A8 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.95%		06/25/2037	203,385
104,663	Series 2007-7-A9 (-6 x 1 mo. Term SOFR + 38.31%, 0.00% Floor, 39.00% Cap)	12.28	%(g)	06/25/2037	109,244
9,613,470	Series 2007-AR9-A1	6.60	%(b)	12/28/2037	8,621,796
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $9,251,909,794)				7,287,586,244

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 52.0%
	Fannie Mae Whole Loan
4,352,806	Series 2003-W17-1A7	5.75%	08/25/2033	4,340,320
1,288,485	Series 2004-W10-A6	5.75%	08/25/2034	1,313,915
	Federal Home Loan Mortgage Corp.
1,729,802	Pool C03490	4.50%	08/01/2040	1,679,922
10,603,562	Pool C91388	3.50%	02/01/2032	10,244,910
5,560,371	Pool C91403	3.50%	03/01/2032	5,368,944
5,546,612	Pool C91413	3.50%	12/01/2031	5,359,995
2,855,775	Pool C91417	3.50%	01/01/2032	2,758,654
11,567,866	Pool C91447	3.50%	05/01/2032	11,164,850
4,544,678	Pool C91596	3.00%	02/01/2033	4,301,085
2,077,759	Pool D98901	3.50%	01/01/2032	2,007,494
4,475,597	Pool D98923	3.50%	01/01/2032	4,323,449
5,771,754	Pool D99724	3.00%	11/01/2032	5,462,383
5,360,286	Pool G01840	5.00%	07/01/2035	5,325,437
1,153,099	Pool G04817	5.00%	09/01/2038	1,150,973
4,635,596	Pool G07801	4.00%	10/01/2044	4,332,274
9,901,846	Pool G07862	4.00%	01/01/2044	9,296,874
11,204,306	Pool G07905	4.00%	01/01/2042	10,589,476
22,197,046	Pool G08534	3.00%	06/01/2043	19,619,907
7,163,168	Pool G08537	3.00%	07/01/2043	6,331,494
13,043,839	Pool G08614	3.00%	11/01/2044	11,463,789
15,416,149	Pool G08619	3.00%	12/01/2044	13,532,735
19,853,138	Pool G08622	3.00%	01/01/2045	17,344,359
16,350,756	Pool G08653	3.00%	07/01/2045	14,285,244
9,497,801	Pool G08658	3.00%	08/01/2045	8,297,971
10,783,009	Pool G08670	3.00%	10/01/2045	9,406,257
125,947,103	Pool G08675	3.00%	11/01/2045	109,905,880
52,279,837	Pool G08680	3.00%	12/01/2045	45,345,593
21,877,356	Pool G08686	3.00%	01/01/2046	19,081,543
48,924,056	Pool G08692	3.00%	02/01/2046	42,656,446
15,494,043	Pool G08705	3.00%	05/01/2046	13,485,044
17,924,584	Pool G08715	3.00%	08/01/2046	15,583,688
936,936	Pool G08800	3.50%	02/01/2048	842,384
8,097,648	Pool G16072	3.00%	02/01/2032	7,748,294
21,727,514	Pool G60251	3.50%	10/01/2045	19,570,215
54,816,725	Pool G60393	3.50%	01/01/2046	49,466,464
5,197,442	Pool J22834	2.50%	03/01/2028	5,058,932
19,569,045	Pool Q13637	3.00%	11/01/2042	17,297,622
19,633,723	Pool Q13638	3.00%	11/01/2042	17,354,669
32,567,430	Pool Q16672	3.00%	03/01/2043	28,786,496
2,272,683	Pool Q23595	4.00%	12/01/2043	2,136,651
2,490,837	Pool Q24052	4.00%	01/01/2044	2,341,751
1,972,058	Pool Q24172	4.00%	01/01/2044	1,854,018
2,137,362	Pool Q24979	4.00%	02/01/2044	2,000,363
8,572,619	Pool Q31596	3.50%	02/01/2045	7,739,179
3,746,811	Pool Q32861	3.50%	04/01/2045	3,373,237
9,459,241	Pool Q32921	3.50%	04/01/2045	8,512,175
10,348,670	Pool Q39502	3.50%	03/01/2046	9,338,544
21,604,433	Pool Q44073	3.00%	09/01/2046	18,776,042
9,532,901	Pool QE2022	3.00%	05/01/2052	8,151,457
14,552,076	Pool QU7965	2.00%	09/01/2051	11,079,327
13,116,286	Pool QU7970	2.00%	09/01/2051	9,988,775
14,679,540	Pool RA2853	2.50%	06/01/2050	12,111,485
46,227,932	Pool RA3515	2.50%	09/01/2050	37,961,751
19,375,625	Pool RA4218	2.50%	12/01/2050	16,033,822
14,694,194	Pool RA4968	2.50%	04/01/2046	12,280,117
54,668,717	Pool RA5267	3.00%	05/01/2051	46,935,206
8,135,094	Pool RA7554	4.00%	06/01/2052	7,456,737
84,523,390	Pool RA7939	5.00%	09/01/2052	81,935,350
68,565,656	Pool RB5089	1.50%	12/01/2040	54,841,886
7,347,238	Pool RB5106	2.50%	03/01/2041	6,300,398
78,693,825	Pool RB5110	1.50%	05/01/2041	62,887,882
16,505,156	Pool RJ1071	6.00%	03/01/2054	16,786,742
29,730,396	Pool SD0699	2.00%	11/01/2050	23,842,385
41,605,165	Pool SD0715	2.00%	09/01/2051	33,363,093

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
59,795,902	Pool SD2120	3.00%	10/01/2051	51,302,014
35,206,280	Pool SD2386	3.50%	06/01/2052	31,316,086
55,527,356	Pool SD2692	4.50%	04/01/2053	52,361,373
21,670,560	Pool SD2759	5.50%	05/01/2053	21,555,434
26,565,438	Pool SD2839	3.00%	08/01/2052	22,720,693
16,159,719	Pool SD2971	2.50%	03/01/2052	13,385,374
28,878,653	Pool SD3011	3.00%	05/01/2052	24,717,559
13,440,080	Pool SD3033	5.50%	05/01/2053	13,552,809
64,604,018	Pool SD3093	2.50%	03/01/2052	53,502,176
51,124,712	Pool SD3454	5.50%	08/01/2053	50,809,333
20,863,150	Pool SD3530	6.00%	08/01/2053	21,155,617
54,965,638	Pool SD4372	6.00%	11/01/2053	56,296,023
39,323,919	Pool SD4701	6.00%	02/01/2054	39,912,964
12,631,227	Pool SD4756	6.00%	02/01/2054	12,884,711
26,862,246	Pool SD4794	6.50%	01/01/2054	28,121,580
42,787,413	Pool SD4887	6.00%	02/01/2054	43,483,812
24,517,533	Pool SD4888	6.00%	02/01/2054	24,897,088
47,497,829	Pool SD4965	5.50%	02/01/2054	47,537,481
15,722,410	Pool SD5141	6.00%	04/01/2054	15,913,959
16,763,882	Pool SD5366	6.00%	04/01/2054	17,026,028
31,418,819	Pool SD5603	5.50%	06/01/2054	31,425,227
11,617,199	Pool SD5617	6.00%	06/01/2054	11,832,499
53,917,812	Pool SD5814	6.00%	07/01/2054	54,837,087
30,554,637	Pool SD5964	5.50%	11/01/2053	30,485,402
23,718,122	Pool SD5968	6.00%	07/01/2054	24,076,064
52,710,117	Pool SD6053	5.50%	08/01/2054	52,526,333
50,456,603	Pool SD6351	6.00%	08/01/2054	51,677,907
24,654,393	Pool SD7162	5.50%	12/01/2054	24,655,603
180,085,936	Pool SD7534	2.50%	02/01/2051	149,782,885
14,892,706	Pool SD7535	2.50%	02/01/2051	12,368,242
22,200,752	Pool SD7564	5.00%	06/01/2053	21,651,953
20,411,698	Pool SD7565	5.50%	09/01/2053	20,393,802
57,808,154	Pool SD7568	5.50%	02/01/2054	57,680,309
87,170,539	Pool SD7569	6.00%	04/01/2054	88,908,891
77,049,389	Pool SD8152	3.00%	06/01/2051	66,051,817
2,918,037	Pool SD8168	3.00%	09/01/2051	2,496,170
7,898,992	Pool SD8169	3.50%	09/01/2051	7,020,256
38,623,515	Pool SE9043	2.00%	09/01/2051	29,406,171
930,097	Pool T60392	4.00%	10/01/2041	862,485
1,284,250	Pool T60681	4.00%	05/01/2042	1,195,729
5,229,486	Pool T60782	3.50%	07/01/2042	4,718,970
5,949,799	Pool T60853	3.50%	09/01/2042	5,368,985
5,939,304	Pool T60854	3.50%	09/01/2042	5,359,539
981,633	Pool T65110	3.50%	10/01/2042	885,831
6,657,309	Pool T65492	3.00%	06/01/2048	5,640,864
529,422	Pool T69016	5.00%	06/01/2041	511,432
9,792,107	Pool T69050	3.50%	05/01/2046	8,839,877
128,883	Pool U60299	4.00%	11/01/2040	121,844
134,571,534	Pool U69911	4.00%	04/01/2045	127,204,663
42,008,119	Pool U69913	3.50%	06/01/2043	38,109,649
1,182,193	Pool U99125	3.00%	01/01/2043	1,049,490
45,352,176	Pool V81821	3.00%	08/01/2045	39,693,705
12,958,438	Pool V82117	3.00%	12/01/2045	11,307,990
6,291,270	Pool V82248	3.50%	03/01/2046	5,644,202
10,500,000	Pool WN1221	4.80%	12/01/2029	10,465,362
19,180,000	Pool WN1240	4.40%	12/01/2029	18,749,333
40,000,000	Pool WN2184	2.50%	04/01/2032	34,266,950
23,230,000	Pool WN2311	4.80%	01/01/2030	23,164,351
45,015,000	Pool WN2358	4.30%	01/01/2030	44,048,916
21,615,000	Pool WN2396	4.79%	03/01/2030	21,539,842
15,225,000	Pool WN2423	4.19%	06/01/2030	14,823,176
13,881,000	Pool WN2579	4.85%	03/01/2029	13,799,927
71,837,921	Pool Z40117	3.00%	04/01/2045	63,357,162
63,076,721	Pool Z40206	3.50%	02/01/2047	56,707,960

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
79,368,895	Pool Z40256	3.00%		12/01/2046	69,696,782
20,085,551	Pool Z40264	4.00%		11/01/2040	18,983,728
112,842,648	Pool Z40265	3.50%		08/01/2047	101,088,771
11,638,168	Pool ZS4706	3.00%		03/01/2047	10,098,261
6,030,338	Pool ZS4750	3.00%		01/01/2048	5,229,776
10,835,975	Pool ZS4778	4.00%		07/01/2048	10,052,835
8,803,271	Pool ZS4790	4.00%		09/01/2048	8,164,273
13,280,142	Pool ZT1827	3.00%		07/01/2047	11,524,868
291,413	Series 2519-ZD	5.50%		11/15/2032	293,898
166,378	Series 2596-ZL	5.00%		04/15/2033	167,180
10,431,079	Series 267-30	3.00%		08/15/2042	9,316,669
113,890	Series 2684-ZN	4.00%		10/15/2033	109,192
7,471,162	Series 274-30	3.00%		08/15/2042	6,620,220
678,900	Series 2750-ZT	5.00%		02/15/2034	682,324
30,274,726	Series 280-30	3.00%		09/15/2042	27,223,942
2,138,314	Series 2825-PZ	5.50%		07/15/2034	2,188,189
5,514,730	Series 284-300	3.00%		10/15/2042	4,991,545
1,255,197	Series 2898-JZ	5.00%		12/15/2034	1,261,572
3,232,289	Series 2899-AZ	5.00%		12/15/2034	3,248,193
1,701,925	Series 2909-Z	5.00%		12/15/2034	1,710,734
3,600,941	Series 2932-Z	5.00%		02/15/2035	3,624,006
1,327,547	Series 3002-SN (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	1.79	%(f)(g)	07/15/2035	93,413
843,317	Series 3030-SL (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.39	%(f)(g)	09/15/2035	57,108
296,435	Series 3045-DI (-1 x 30 day avg SOFR US + 6.62%, 0.00% Floor, 6.73% Cap)	2.02	%(f)(g)	10/15/2035	24,380
2,255,696	Series 3116-Z	5.50%		02/15/2036	2,307,884
356,055	Series 3117-ZN	4.50%		02/15/2036	340,846
1,106,219	Series 3174-PZ	5.00%		01/15/2036	1,113,503
279,527	Series 3187-JZ	5.00%		07/15/2036	281,367
795,343	Series 3188-ZK	5.00%		07/15/2036	800,427
1,192,381	Series 3203-SE (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	1.79	%(f)(g)	08/15/2036	99,420
1,616,122	Series 3203-Z	5.00%		07/15/2036	1,619,787
4,540,124	Series 326-300Pool S0-7094	3.00%		03/15/2044	4,050,529
1,617,709	Series 3261-SA (-1 x 30 day avg SOFR US + 6.32%, 0.00% Floor, 6.43% Cap)	1.72	%(f)(g)	01/15/2037	138,056
1,290,504	Series 3275-SC (-1 x 30 day avg SOFR US + 5.97%, 0.00% Floor, 6.08% Cap)	1.37	%(f)(g)	02/15/2037	99,082
342,989	Series 3315-HZ	6.00%		05/15/2037	354,318
1,091,569	Series 3326-GS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	1.94	%(f)(g)	06/15/2037	88,882
291,799	Series 3351-ZC	5.50%		07/15/2037	294,719
3,755,522	Series 3355-BI (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.34	%(f)(g)	08/15/2037	295,156
181,487	Series 3369-Z	6.00%		09/15/2037	184,796
500,189	Series 3405-ZG	5.50%		01/15/2038	512,397
174,884	Series 3417-SI (-1 x 30 day avg SOFR US + 6.07%, 0.00% Floor, 6.18% Cap)	1.47	%(f)(g)	02/15/2038	11,744
645,777	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	0.94	%(f)(g)	03/15/2038	37,196
106,043	Series 3423-SG (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	0.94	%(f)(g)	03/15/2038	5,979
146,179	Series 3451-S (-1 x 30 day avg SOFR US + 5.92%, 0.00% Floor, 6.03% Cap)	1.32	%(f)(g)	02/15/2037	7,837
143,793	Series 3455-SC (-1 x 30 day avg SOFR US + 5.95%, 0.00% Floor, 6.06% Cap)	1.35	%(f)(g)	06/15/2038	8,928
63,253	Series 3473-SM (-1 x 30 day avg SOFR US + 5.96%, 0.00% Floor, 6.07% Cap)	1.36	%(f)(g)	07/15/2038	4,319
1,312,175	Series 3484-SE (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)	1.14	%(f)(g)	08/15/2038	78,246
1,858,787	Series 3519-SD (-1 x 30 day avg SOFR US + 5.44%, 0.00% Floor, 5.55% Cap)	0.84	%(f)(g)	02/15/2038	107,504
585,338	Series 3524-LB	3.15	%(b)	06/15/2038	542,507

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
61,913	Series 3530-GZ	4.50	%(h)	05/15/2039	58,667
1,598,821	Series 3541-EI (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.04	%(f)(g)	06/15/2039	161,659
120,277	Series 3545-SA (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.44	%(f)(g)	06/15/2039	8,735
50,035	Series 3549-SA (-1 x 30 day avg SOFR US + 5.69%, 0.00% Floor, 5.80% Cap)	1.09	%(f)(g)	07/15/2039	3,513
31,226,283	Series 357-200Pool S0-7745	2.00%		09/15/2047	26,154,954
2,049,889	Series 3577-LS (-1 x 30 day avg SOFR US + 7.09%, 0.00% Floor, 7.20% Cap)	2.49	%(f)(g)	08/15/2035	220,386
773,979	Series 3582-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.29	%(f)(g)	10/15/2049	58,913
648,070	Series 3583-GB	4.50%		10/15/2039	638,439
976,197	Series 3616-SG (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	1.64	%(f)(g)	03/15/2032	38,538
1,914,870	Series 3626-AZ	5.50%		08/15/2036	1,964,097
2,482,118	Series 3654-ZB	5.50%		11/15/2037	2,544,425
264,357	Series 3667-SBPool 3667 (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.74	%(f)(g)	05/15/2040	18,381
2,056,463	Series 3702-SG (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.34	%(f)(g)	08/15/2032	99,293
1,387,293	Series 3704-EI	5.00	%(f)	12/15/2036	160,021
1,082,949	Series 3712-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	1.02	%(g)	08/15/2040	1,106,261
1,599,504	Series 3724-CM	5.50%		06/15/2037	1,642,092
5,137,091	Series 3726-SA (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.34	%(f)(g)	09/15/2040	439,557
186,682	Series 3741-SC (-2 x 30 day avg SOFR US + 9.77%, 0.00% Floor, 10.00% Cap)	0.58	%(g)	10/15/2040	125,590
4,674,509	Series 3752-BS (-2 x 30 day avg SOFR US + 9.77%, 0.00% Floor, 10.00% Cap)	0.41	%(g)	11/15/2040	3,414,744
1,331,645	Series 3771-AL	4.00%		12/15/2030	1,316,298
3,348,322	Series 3779-BY	3.50%		12/15/2030	3,264,383
3,912,348	Series 3779-LB	4.00%		12/15/2030	3,867,248
905,907	Series 3779-YA	3.50%		12/15/2030	883,196
3,241,383	Series 3783-AC	4.00%		01/15/2031	3,204,025
2,984,617	Series 3786-SG (-2 x 30 day avg SOFR US + 9.27%, 0.00% Floor, 9.50% Cap)	0.08	%(g)	01/15/2041	2,033,985
2,759,286	Series 3788-AY	3.50%		01/15/2031	2,678,005
449,917	Series 3790-Z	4.00%		01/15/2041	422,414
1,284,535	Series 3803-ZM	4.00%		02/15/2041	1,206,256
12,173,888	Series 3806-CZ	5.50%		07/15/2034	12,449,754
3,262,742	Series 3812-EY	3.50%		02/15/2031	3,166,063
1,339,608	Series 3818-CZ	4.50%		03/15/2041	1,292,108
3,350,433	Series 3828-SW (-3 x 30 day avg SOFR US + 12.86%, 0.00% Floor, 13.20% Cap)	0.00	%(g)	02/15/2041	2,435,451
6,389,571	Series 3843-PZ	5.00%		04/15/2041	6,356,159
3,130,684	Series 3870-PB	4.50%		06/15/2041	3,072,690
4,268,254	Series 3872-BA	4.00%		06/15/2041	4,100,114
2,207,578	Series 3877-EY	4.50%		06/15/2041	2,117,673
824,636	Series 3877-GY	4.50%		06/15/2041	790,800
1,840,270	Series 3900-SB (-1 x 30 day avg SOFR US + 5.86%, 0.00% Floor, 5.97% Cap)	1.26	%(f)(g)	07/15/2041	135,499
1,784,943	Series 3910-ZE	5.00%		10/15/2034	1,793,954
2,954,700	Series 3919-KL	4.50%		09/15/2041	2,831,320
9,773,398	Series 3919-ZJ	4.00%		09/15/2041	9,177,832
557,556	Series 3942-JZ	4.00%		10/15/2041	522,397
3,449,609	Series 3944-AZ	4.00%		10/15/2041	3,233,736
1,454,946	Series 3946-SM (-3 x 30 day avg SOFR US + 14.36%, 0.00% Floor, 14.70% Cap)	0.56	%(g)	10/15/2041	1,029,515
7,865,600	Series 3969-AB	4.00%		10/15/2033	7,655,576
1,460,137	Series 3982-AZ	3.50%		01/15/2042	1,330,009
2,596,127	Series 3999-EZ	4.00%		02/15/2042	2,430,497
270,053	Series 4050-ND	2.50%		09/15/2041	264,958
36,448,290	Series 4109-GE	4.50%		10/15/2041	35,198,209

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,360,852	Series 4121-AV	3.00%		12/15/2035	3,268,148
9,941,062	Series 4183-ZB	3.00	%(h)	03/15/2043	7,658,940
3,540,867	Series 4186-ZJ	3.00	%(h)	03/15/2033	3,246,506
40,143,373	Series 4212-US (-1 x 30 day avg SOFR US + 5.26%, 0.00% Floor, 5.40% Cap)	0.00	%(g)	06/15/2043	24,657,597
19,309,604	Series 4223-US (-1 x 30 day avg SOFR US + 5.29%, 0.00% Floor, 5.43% Cap)	0.00	%(g)	07/15/2043	11,742,827
8,852,526	Series 4249-CS (-1 x 30 day avg SOFR US + 4.56%, 0.00% Floor, 4.65% Cap)	1.05	%(g)	09/15/2043	6,248,643
7,795,557	Series 4341-ZA	3.00%		05/15/2044	6,921,758
18,399,120	Series 4376-GZ	3.00	%(h)	08/15/2044	15,892,012
58,495,251	Series 4377-LZ	3.00	%(h)	08/15/2044	50,874,688
1,265,941	Series 4379-KA	3.00%		08/15/2044	1,167,721
31,974,475	Series 4384-ZY	3.00	%(h)	09/15/2044	27,955,830
162,052,283	Series 4390-NZ	3.00	%(h)	09/15/2044	140,772,663
5,787,787	Series 4427-PS (-1 x 30 day avg SOFR US + 5.49%, 0.00% Floor, 5.60% Cap)	0.89	%(f)(g)	07/15/2044	285,057
737,181	Series 4438-B	3.00%		10/15/2043	714,221
11,546,635	Series 4441-VZ	3.00	%(h)	02/15/2045	9,662,753
7,085,330	Series 4471-BA	3.00%		12/15/2041	6,975,199
6,161,088	Series 4471-BC	3.00%		12/15/2041	6,065,322
4,765,631	Series 4500-GO	0.00	%(k)	08/15/2045	3,681,516
8,772,937	Series 4504-CA	3.00%		04/15/2044	8,372,643
27,791,617	Series 4543-HG	2.70%		04/15/2044	26,266,544
12,875,688	Series 4632-MH	4.00%		11/15/2056	11,751,363
5,105,744	Series 4744-JA	3.00%		09/15/2047	4,573,113
4,749,958	Series 4744-KA	3.00%		08/15/2046	4,546,741
10,285,122	Series 4746-ZN	3.50%		12/15/2047	9,257,416
21,534,000	Series 4759-NL	3.00%		02/15/2048	18,036,753
7,408,175	Series 4776-YP	3.50%		02/15/2048	6,550,177
24,711,520	Series 4778-DZ	4.00%		04/15/2048	22,845,346
5,080,911	Series 4791-IO	3.00	%(f)	05/15/2048	751,692
26,188,988	Series 4791-JT	3.00%		05/15/2048	22,748,420
4,143,034	Series 4791-LI	3.00	%(f)	05/15/2048	659,924
4,143,034	Series 4791-LO	0.00	%(k)	05/15/2048	3,029,909
16,390,034	Series 4791-PO	0.00	%(k)	05/15/2048	12,467,932
11,128,232	Series 4792-A	3.00%		05/15/2048	9,665,067
7,169,308	Series 4793-C	3.00%		06/15/2048	6,282,323
6,777,297	Series 4795-AO	0.00	%(k)	05/15/2048	4,968,690
5,808,146	Series 4801-OG	0.00	%(k)	06/15/2048	4,477,015
22,844,612	Series 4857-J	3.40%		01/15/2049	20,961,759
9,660,556	Series 4901-BD	3.00%		07/25/2049	8,876,539
18,608,565	Series 4924-ST (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(f)(g)	08/25/2048	1,642,139
10,467,085	Series 5004-LS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.47	%(f)(g)	07/25/2050	1,240,081
36,612,658	Series 5007-IP	3.00	%(f)	07/25/2050	5,815,672
16,172,083	Series 5010-KI	3.00	%(f)	09/25/2050	2,892,053
11,838,645	Series 5023-YI	3.00	%(f)	10/25/2050	1,999,954
55,537,460	Series 5040-GI	2.00	%(f)	11/25/2050	6,553,420
30,428,322	Series 5050-BN	3.00%		11/25/2050	25,742,360
29,679,295	Series 5053-AI	3.00	%(f)	11/25/2050	5,498,941
9,893,098	Series 5053-PI	3.00	%(f)	11/25/2050	1,573,043
21,063,594	Series 5059-HI	3.00	%(f)	09/25/2050	3,323,070
24,003,480	Series 5059-ID	3.00	%(f)	01/25/2051	3,840,521
11,516,111	Series 5060-LT	2.00%		05/25/2050	9,094,617
5,770,889	Series 5062-PA	1.25%		01/25/2051	4,208,561
13,933,707	Series 5071-FP (30 day avg SOFR US + 0.70%, 0.70% Floor, 4.00% Cap)	4.00%		02/25/2051	10,865,121
28,297,863	Series 5077-CI	3.50	%(f)	02/25/2051	4,882,256
11,918,479	Series 5081-MI	2.50	%(f)	03/25/2051	1,720,612
37,419,774	Series 5083-IH	2.50	%(f)	03/25/2051	5,674,290
10,870,593	Series 5086-IB	3.00	%(f)	03/25/2051	1,686,564
13,853,578	Series 5086-IK	3.00	%(f)	03/25/2051	2,355,804

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
7,298,601	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	%(f)(g)	06/25/2051	17,782
16,256,549	Series 5117-D	2.00%		06/25/2051	14,054,393
17,190,072	Series 5118-PI	3.00	%(f)	03/25/2051	2,802,974
100,761,100	Series 5129-GI	3.00	%(f)	08/25/2050	17,348,411
63,367,520	Series 5130-IO	3.50	%(f)	08/25/2051	13,248,330
31,648,208	Series 5140-AI	3.50	%(f)	09/25/2051	6,092,805
10,846,839	Series 5140-B	2.00%		05/25/2040	9,381,838
32,930,532	Series 5140-HI	2.00	%(f)	08/25/2046	2,879,910
24,432,762	Series 5142-IP	3.00	%(f)	09/25/2051	4,145,653
36,293,008	Series 5145-SB (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(f)(g)	09/25/2051	135,830
15,876,102	Series 5149-CI	3.00	%(f)	12/25/2043	2,101,361
20,660,398	Series 5150-AB	2.00%		04/25/2049	16,605,526
40,714,776	Series 5157-EI	3.00	%(f)	10/25/2051	5,018,092
13,636,039	Series 5157-P	1.50%		10/25/2051	10,664,220
9,390,645	Series 5159-CD	1.50%		07/25/2041	8,010,247
16,585,273	Series 5159-DI	3.00	%(f)	04/25/2048	2,497,439
29,402,023	Series 5159-UI	3.50	%(f)	08/25/2050	5,632,619
41,954,734	Series 5160-S (-1 x 30 day avg SOFR US + 3.74%, 0.00% Floor, 3.74% Cap)	0.00	%(f)(g)	08/25/2050	643,376
19,202,446	Series 5160-ZY	3.00	%(h)	10/25/2050	13,055,388
28,495,419	Series 5171-GI	3.00	%(f)	12/25/2051	4,806,000
28,749,585	Series 5176-D	2.50%		01/25/2051	23,762,889
24,779,891	Series 5181-IL	3.00	%(f)	01/25/2052	4,122,816
15,523,818	Series 5187-LA	2.50%		10/25/2049	13,441,331
20,222,381	Series 5196-PE	2.00%		02/25/2052	17,285,159
21,845,809	Series 5202-DB	3.00%		05/25/2048	19,263,984
18,103,554	Series 5202-HA	2.50%		09/25/2048	15,715,730
58,808,116	Series 5209-IO	3.00	%(f)	10/25/2051	9,792,592
25,032,250	Series 5236-YI	2.50	%(f)	06/25/2049	2,973,323
69,808,909	Series 5279-IO	3.00	%(f)	03/25/2051	11,558,219
17,836,231	Series 5319-PO	0.00	%(k)	08/25/2050	11,917,278
76,271,309	Series 5321-PO	0.00	%(k)	08/25/2050	52,522,795
13,309,917	Series 5326-KO	0.00	%(k)	09/25/2050	9,057,470
34,981,484	Series 5326-MO	0.00	%(k)	09/25/2050	23,503,521
16,404,219	Series 5326-OP	0.00	%(k)	09/25/2050	11,173,801
28,352,938	Series 5326-UO	0.00	%(k)	10/25/2050	18,809,515
25,492,036	Series 5334-PO	0.00	%(k)	12/25/2050	18,069,239
12,867,046	Series 5352-LO	0.00	%(k)	10/15/2046	9,529,463
19,857,506	Series 5365-PO	0.00	%(k)	02/25/2037	15,783,524
20,018,276	Series 5377-IO	2.50	%(f)	12/25/2051	2,538,778
26,209,718	Series 5385-ZA	2.00	%(h)	01/25/2051	12,443,106
21,412,004	Series 5400-FB (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	5.67%		04/25/2054	21,444,173
42,679,916	Series 5430-FD (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	5.67%		07/25/2054	42,735,062
29,437,742	Series 5439-FJ (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	5.67%		08/25/2054	29,465,504
50,379,466	Series 5452-DF (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.82%		09/25/2054	50,436,379
37,823,937	Series 5469-F (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap)	5.67%		09/25/2054	37,604,210
48,144,516	Series 5470-FH (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.77%		11/25/2054	48,044,385
41,547,312	Series 5471-FM (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.97%		11/25/2054	41,850,417
44,258,100	Series 5473-FP (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.50% Cap)	5.87%		11/25/2054	44,398,132
47,480,817	Series 5478-FB (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.92%		02/25/2054	47,570,202
80,549,981	Series 5478-FE (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	6.02%		02/25/2054	80,667,693
29,114,451	Series 5479-FB (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.97%		12/25/2054	29,110,502

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
37,476,925	Series 5481-FC (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	6.07%	12/25/2054	37,902,307
	Federal National Mortgage Association
54,180,005	Pool 310227	4.00%	01/01/2044	51,150,325
61,778,289	Pool 310233	3.50%	03/01/2044	55,979,121
15,904,637	Pool 387898	3.71%	08/01/2030	15,016,777
2,512,665	Pool 555743	5.00%	09/01/2033	2,499,864
1,916,091	Pool 735382	5.00%	04/01/2035	1,900,895
3,269,851	Pool 735402	5.00%	04/01/2035	3,243,833
2,136,097	Pool 735484	5.00%	05/01/2035	2,119,045
895,546	Pool 735667	5.00%	07/01/2035	888,585
734,901	Pool 735893	5.00%	10/01/2035	729,409
1,818,042	Pool 745275	5.00%	02/01/2036	1,805,199
75,903	Pool 888695	5.00%	08/01/2037	75,600
489,742	Pool 888968	5.00%	08/01/2035	485,833
3,620,538	Pool 890549	4.00%	11/01/2043	3,399,334
4,642,418	Pool 890565	3.00%	11/01/2043	4,098,751
264,885	Pool 931104	5.00%	05/01/2039	263,799
55,051	Pool 975116	5.00%	05/01/2038	54,877
742,351	Pool 986864	6.50%	08/01/2038	783,354
453,459	Pool 987316	6.50%	09/01/2038	472,992
3,485,191	Pool 995203	5.00%	07/01/2035	3,458,097
5,836,819	Pool 995849	5.00%	08/01/2036	5,791,441
4,349,134	Pool AB2123	4.00%	01/01/2031	4,270,411
91,347	Pool AB2370	4.50%	09/01/2035	90,289
276,687	Pool AB3713	4.00%	10/01/2031	269,772
2,424,896	Pool AB3796	3.50%	11/01/2031	2,342,698
664,372	Pool AB3850	4.00%	11/01/2041	615,353
513,577	Pool AB3923	4.00%	11/01/2041	475,670
8,603,381	Pool AB4167	3.50%	01/01/2032	8,297,323
6,903,749	Pool AB4261	3.50%	01/01/2032	6,655,529
1,289,380	Pool AB5084	3.50%	05/01/2032	1,243,265
3,111,861	Pool AB5156	3.50%	05/01/2032	2,996,436
4,573,369	Pool AB5212	3.50%	05/01/2032	4,409,134
2,562,667	Pool AB5243	4.00%	05/01/2042	2,373,323
6,376,705	Pool AB5911	3.00%	08/01/2032	6,047,056
2,740,361	Pool AB6280	3.00%	09/01/2042	2,434,688
3,345,710	Pool AB6349	3.00%	10/01/2032	3,165,664
9,348,614	Pool AB6750	3.00%	10/01/2032	8,840,059
4,883,456	Pool AB6751	3.00%	10/01/2032	4,616,236
28,251,550	Pool AB6854	3.00%	11/01/2042	24,939,193
21,664,844	Pool AB7077	3.00%	11/01/2042	19,124,947
9,374,134	Pool AB7776	3.00%	02/01/2043	8,310,845
9,904,798	Pool AB7877	3.00%	02/01/2043	8,781,321
4,224,443	Pool AB8418	3.00%	02/01/2033	3,986,815
6,755,439	Pool AB8520	3.00%	02/01/2033	6,372,774
8,771,829	Pool AB8703	3.00%	03/01/2038	7,840,642
3,128,815	Pool AB8858	3.00%	04/01/2033	2,954,109
7,383,730	Pool AB9020	3.00%	04/01/2038	6,598,833
5,259,321	Pool AB9197	3.00%	05/01/2033	4,951,908
3,055,834	Pool AB9409	3.00%	05/01/2033	2,878,400
87,666	Pool AD2177	4.50%	06/01/2030	86,588
261,770	Pool AD6438	5.00%	06/01/2040	260,940
158,445	Pool AD7859	5.00%	06/01/2040	157,943
2,249,846	Pool AH0607	4.00%	12/01/2040	2,123,577
118,429	Pool AH1140	4.50%	12/01/2040	112,186
1,598,223	Pool AH4437	4.00%	01/01/2041	1,480,325
482,966	Pool AH7309	4.00%	02/01/2031	472,715
279,449	Pool AH9323	4.00%	04/01/2026	277,535
749,788	Pool AJ1265	4.00%	09/01/2041	704,186
51,719	Pool AJ1399	4.00%	09/01/2041	47,900
1,427,474	Pool AJ1467	4.00%	10/01/2041	1,322,153
1,462,407	Pool AJ3392	4.00%	10/01/2041	1,354,489
1,035,989	Pool AJ3854	4.00%	10/01/2041	959,527

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
4,743,001	Pool AJ4118	4.00%	11/01/2041	4,393,099
1,244,772	Pool AJ4131	4.00%	10/01/2041	1,152,914
1,721,602	Pool AJ7677	3.50%	12/01/2041	1,551,776
941,178	Pool AJ8334	4.00%	12/01/2041	871,651
6,534,056	Pool AK0713	3.50%	01/01/2032	6,318,064
1,140,265	Pool AK4039	4.00%	02/01/2042	1,056,098
2,361,770	Pool AK4763	4.00%	02/01/2042	2,187,537
1,058,791	Pool AK9438	4.00%	03/01/2042	980,661
1,624,740	Pool AK9439	4.00%	03/01/2042	1,504,860
450,080	Pool AK9446	4.50%	03/01/2042	434,446
22,377,886	Pool AL3883	3.00%	07/01/2043	19,839,767
134,866	Pool AL4292	4.50%	04/01/2026	134,356
3,502,190	Pool AL4312	4.00%	10/01/2043	3,288,165
8,386,696	Pool AL6075	3.50%	09/01/2053	7,341,947
15,547,701	Pool AL6076	3.00%	06/01/2053	13,257,520
20,637,228	Pool AL6141	4.00%	04/01/2042	19,442,611
19,605,531	Pool AL6325	3.00%	10/01/2044	17,309,009
5,953,826	Pool AL6486	4.50%	02/01/2045	5,722,919
18,361,774	Pool AL6538	4.50%	06/01/2044	17,809,061
18,936,345	Pool AL8304	3.50%	03/01/2046	17,003,462
9,474,413	Pool AL9220	3.00%	06/01/2045	8,364,685
12,011,543	Pool AL9445	3.00%	07/01/2031	11,561,314
23,897,375	Pool AM8510	3.15%	05/01/2035	20,790,444
26,314,229	Pool AM8950	3.14%	06/01/2040	22,910,238
4,232,045	Pool AN5480	3.43%	06/01/2037	3,863,562
217,500,000	Pool AN6680	3.37%	11/01/2047	168,572,061
10,012,335	Pool AN7452	3.12%	11/01/2032	8,941,830
20,461,560	Pool AN8121	3.16%	01/01/2035	17,777,254
3,724,800	Pool AN9452	3.75%	06/01/2030	3,472,057
3,513,192	Pool AO2980	4.00%	05/01/2042	3,253,917
12,180,798	Pool AP4787	3.50%	09/01/2042	10,983,168
9,576,336	Pool AP4789	3.50%	09/01/2042	8,631,422
5,499,284	Pool AQ5541	3.00%	12/01/2042	4,854,290
5,410,947	Pool AR9856	3.00%	04/01/2043	4,776,541
4,987,634	Pool AS1927	4.50%	03/01/2044	4,794,165
6,292,359	Pool AS2038	4.50%	03/01/2044	6,048,291
3,233,911	Pool AS2517	4.50%	05/01/2044	3,108,459
1,627,048	Pool AS2551	4.50%	06/01/2044	1,564,250
1,715,326	Pool AS2765	4.50%	07/01/2044	1,649,098
7,837,855	Pool AS3201	3.00%	08/01/2034	7,319,569
3,568,541	Pool AS3456	3.00%	10/01/2034	3,326,126
7,249,673	Pool AS3666	3.00%	10/01/2034	6,773,434
26,297,584	Pool AS3961	3.00%	12/01/2044	23,045,100
10,521,478	Pool AS4154	3.00%	12/01/2044	9,203,927
6,081,233	Pool AS4212	3.00%	01/01/2035	5,682,240
8,959,184	Pool AS4281	3.00%	01/01/2035	8,339,845
7,773,936	Pool AS4345	3.50%	01/01/2045	7,043,163
8,869,683	Pool AS4360	3.00%	01/01/2035	8,268,715
9,237,105	Pool AS4779	3.00%	04/01/2035	8,551,212
7,495,920	Pool AS4780	3.00%	04/01/2035	6,943,017
9,620,714	Pool AS4840	3.00%	04/01/2035	8,954,721
6,629,001	Pool AS4881	3.00%	05/01/2035	6,136,939
12,410,880	Pool AS7473	3.00%	07/01/2046	10,612,700
24,678,485	Pool AS7661	3.00%	08/01/2046	21,102,697
16,747,804	Pool AS8056	3.00%	10/01/2046	14,535,985
23,407,228	Pool AS8111	3.00%	10/01/2041	20,622,832
14,534,552	Pool AS8269	3.00%	11/01/2046	12,644,980
12,738,714	Pool AS8306	3.00%	11/01/2041	11,247,061
15,023,435	Pool AS8356	3.00%	11/01/2046	12,846,643
12,137,926	Pool AX9696	3.00%	07/01/2045	10,379,644
14,692,674	Pool AY3974	3.00%	03/01/2045	12,829,934
5,670,014	Pool AY4295	3.00%	02/01/2045	4,855,669
401,878	Pool AY4296	3.00%	01/01/2045	343,648
2,636,815	Pool AY5471	3.00%	03/01/2045	2,254,791

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,662,105	Pool AZ0576	3.50%		04/01/2042	4,231,171
7,347,333	Pool BC0785	3.50%		04/01/2046	6,597,193
13,989,430	Pool BC9003	3.00%		11/01/2046	12,141,935
7,321,369	Pool BC9081	3.00%		12/01/2046	6,354,498
68,645,376	Pool BF0314	3.00%		01/01/2053	58,989,444
58,580,492	Pool BF0353	3.00%		05/01/2053	50,339,501
30,087,260	Pool BF0391	3.00%		09/01/2053	25,854,821
19,841,529	Pool BK8257	1.50%		12/01/2050	14,311,549
16,182,768	Pool BK8267	2.50%		12/01/2050	13,426,857
9,000,000	Pool BL0357	3.89%		10/01/2038	7,850,856
43,638,432	Pool BL0870	4.28%		12/01/2048	38,264,764
4,953,647	Pool BL2303	3.36%		05/01/2031	4,582,726
8,860,000	Pool BL4038	2.98%		09/01/2034	7,563,651
8,190,000	Pool BL5840	2.73%		02/01/2035	6,667,593
6,304,101	Pool BL6639	2.66%		05/01/2050	4,767,042
16,339,855	Pool BL6689	2.19%		05/01/2032	13,796,674
36,488,000	Pool BL7110	1.76%		07/01/2035	27,746,423
3,568,101	Pool BL7331	2.23%		07/01/2040	2,462,456
20,400,000	Pool BL7424	1.65%		08/01/2035	15,097,074
40,000,000	Pool BL8165	1.35%		09/01/2032	31,585,226
31,835,181	Pool BL8269	1.51%		09/01/2035	23,734,856
17,000,000	Pool BL8977	1.20%		11/01/2030	13,885,245
10,565,552	Pool BL9284	2.23%		12/01/2050	7,282,180
53,000,000	Pool BL9576	2.24%		12/01/2050	35,361,207
16,414,187	Pool BM5299	3.00%		12/01/2046	14,246,423
25,448,128	Pool BM5633	3.00%		07/01/2047	22,087,056
3,812,754	Pool BM5834	3.00%		04/01/2048	3,260,226
45,566,219	Pool BM6779	2.00%		08/01/2051	34,705,926
156,440,019	Pool BM6831	1.92	%(b)	10/01/2033	124,386,115
76,975,348	Pool BM6857	1.83	%(b)	12/01/2031	63,877,321
19,813,800	Pool BM7154 (30 day avg SOFR US + 2.29%, 2.29% Floor, 9.72% Cap)	4.73%		03/01/2053	19,379,713
25,871,152	Pool BM7164 (30 day avg SOFR US + 2.28%, 2.28% Floor, 9.55% Cap)	4.55%		03/01/2053	25,177,139
7,987,714	Pool BQ6432	2.00%		08/01/2051	6,083,980
15,821,728	Pool BQ6564	2.00%		09/01/2051	12,050,749
29,913,925	Pool BR2290 (30 day avg SOFR US + 2.12%, 2.12% Floor, 7.02% Cap)	2.02%		08/01/2051	26,566,351
5,592,000	Pool BS2500	1.81%		06/01/2030	4,805,645
3,000,000	Pool BS2580	2.15%		08/01/2033	2,429,816
9,975,000	Pool BS2834	2.24%		08/01/2041	6,727,327
34,043,000	Pool BS3101	1.91%		09/01/2033	27,184,672
2,595,000	Pool BS3163	1.75%		08/01/2030	2,216,626
19,880,000	Pool BS3192	2.03%		09/01/2036	14,608,328
16,125,000	Pool BS3314	1.83%		10/01/2033	12,828,984
25,042,000	Pool BS3426	1.76%		11/01/2031	20,482,495
12,048,000	Pool BS3431	1.83%		11/01/2033	9,518,179
6,536,000	Pool BS3434	1.83%		11/01/2033	5,163,581
32,694,000	Pool BS3442	2.12%		10/01/2036	24,461,254
7,339,000	Pool BS3955	2.30%		12/01/2036	5,568,048
21,200,000	Pool BS4110	2.13%		01/01/2034	17,181,066
48,972,000	Pool BS4111	1.98%		01/01/2032	40,897,152
46,000,000	Pool BS4125	2.32%		12/01/2031	39,399,428
20,654,180	Pool BS4177	1.94%		12/01/2031	17,387,048
12,500,000	Pool BS4213	2.46%		12/01/2036	9,838,010
18,199,000	Pool BS4225	2.36%		01/01/2037	14,010,668
20,000,000	Pool BS4273	1.93%		12/01/2031	16,809,609
33,675,000	Pool BS4276	2.03%		01/01/2032	28,325,996
51,025,000	Pool BS4306	1.92%		01/01/2032	42,017,972
26,987,667	Pool BS4319	2.35%		01/01/2039	20,242,335
19,170,000	Pool BS4330	1.92%		01/01/2034	15,118,027
30,761,000	Pool BS4333	1.89%		01/01/2032	25,471,977
12,000,000	Pool BS4334	2.01%		01/01/2034	9,464,111
17,899,975	Pool BS4359	1.99%		01/01/2032	15,132,345

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
53,950,000	Pool BS4453	1.96%	01/01/2032	44,888,783
51,688,000	Pool BS4524	2.02%	01/01/2032	42,981,044
41,850,000	Pool BS4736	2.00%	02/01/2032	34,575,101
24,500,000	Pool BS4737	2.00%	02/01/2032	20,241,099
20,155,000	Pool BS4951	2.63%	04/01/2032	17,366,073
10,998,689	Pool BS5636	3.72%	06/01/2032	10,243,636
6,735,013	Pool BS5685	4.20%	05/01/2052	5,852,399
8,665,000	Pool BS6102	4.10%	08/01/2032	8,242,310
4,200,000	Pool BS6131	3.89%	07/01/2032	3,928,511
3,600,000	Pool BS6419	3.89%	09/01/2032	3,381,944
24,762,678	Pool BS6649	3.89%	10/01/2032	23,187,736
159,468,000	Pool BS6912	4.33%	12/01/2032	152,929,594
4,131,000	Pool BS7305	5.22%	01/01/2032	4,203,029
7,863,000	Pool BS7410	5.48%	01/01/2033	7,979,094
3,260,000	Pool BS7503	4.87%	04/01/2031	3,247,573
10,467,000	Pool BS8014	4.84%	03/01/2033	10,299,436
8,333,000	Pool BS8657	5.10%	06/01/2030	8,418,284
5,557,475	Pool BS8987	5.15%	07/01/2040	5,388,368
18,337,237	Pool BS9321	5.27%	08/01/2040	18,260,248
1,542,062	Pool BT6556	2.00%	07/01/2051	1,174,510
10,151,723	Pool BV8021	4.50%	08/01/2052	9,576,347
17,286,377	Pool BV8479	3.00%	04/01/2052	14,846,135
33,798,338	Pool BV9869	3.00%	05/01/2052	28,750,983
10,550,000	Pool BZ0079	5.21%	01/01/2034	10,709,540
77,485,000	Pool BZ0107	4.94%	12/01/2033	77,394,902
27,755,000	Pool BZ0115	5.27%	12/01/2033	28,285,048
14,016,000	Pool BZ0452	5.36%	02/01/2054	13,422,093
138,103,000	Pool BZ1178	5.81%	06/01/2031	141,301,127
49,221,000	Pool BZ2148	4.40%	10/01/2029	48,290,102
21,450,000	Pool BZ2151	4.40%	10/01/2029	21,044,325
7,119,104	Pool CA0862	3.50%	09/01/2047	6,392,229
4,425,361	Pool CA3898	3.00%	07/01/2034	4,160,926
3,957,540	Pool CA4413	3.00%	10/01/2049	3,354,461
33,967,458	Pool CA7235	2.50%	10/01/2050	28,189,891
11,077,359	Pool CA7671	2.50%	11/01/2040	9,540,347
19,686,275	Pool CA7789	2.50%	11/01/2040	16,942,549
15,021,959	Pool CB0189	3.00%	04/01/2051	12,906,489
13,721,658	Pool CB1055 (30 day avg SOFR US + 2.21%, 2.21% Floor, 6.86% Cap)	1.86%	07/01/2051	12,144,345
2,881,482	Pool CB1648	2.00%	09/01/2051	2,194,733
65,718,030	Pool CB3116	3.00%	03/01/2052	56,459,531
59,961,278	Pool CB3166	3.00%	03/01/2052	51,304,710
12,615,247	Pool CB3332	3.50%	04/01/2052	11,259,408
84,849,077	Pool CB4291	5.00%	08/01/2052	82,245,846
44,833,687	Pool CB4347	5.00%	08/01/2052	44,024,097
50,288,237	Pool CB4391	4.50%	08/01/2052	47,452,053
61,831,240	Pool CB5221	5.00%	12/01/2052	59,929,571
18,423,482	Pool CB6266	6.00%	05/01/2053	18,647,908
36,843,646	Pool CB7272	6.00%	10/01/2053	37,348,973
22,834,976	Pool CB7335	5.50%	10/01/2053	22,811,231
17,122,815	Pool CB7433	5.50%	11/01/2053	17,116,015
29,457,070	Pool CB7781	5.50%	01/01/2054	29,148,853
45,396,910	Pool CB7996	6.00%	02/01/2054	46,157,888
40,849,398	Pool CB8138	5.50%	03/01/2054	40,713,703
37,433,393	Pool CB8501	6.00%	05/01/2054	38,341,101
39,707,504	Pool CB8680	5.50%	06/01/2054	39,555,980
51,928,544	Pool CB8692	5.50%	06/01/2054	51,939,206
71,140,962	Pool CB8845	5.50%	07/01/2054	71,144,452
68,550,602	Pool CB8851	6.00%	07/01/2054	69,729,546
54,915,615	Pool CB8986	5.50%	08/01/2054	54,825,024
52,202,436	Pool CB9138	5.50%	09/01/2054	52,097,239
27,161,100	Pool CB9139	5.50%	09/01/2054	27,024,517
100,559,166	Pool CB9147	5.50%	09/01/2054	100,564,105
49,482,272	Pool CB9321	5.50%	10/01/2054	49,400,645

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
42,134,805	Pool FM1000	3.00%	04/01/2047	36,570,122
22,021,640	Pool FM4347	2.50%	09/01/2050	18,219,346
39,644,026	Pool FM4752	2.50%	11/01/2050	32,919,230
43,122,291	Pool FM4792	2.50%	11/01/2050	35,787,576
24,254,503	Pool FM4913	2.50%	11/01/2050	20,141,508
31,481,302	Pool FM5150	2.00%	12/01/2050	24,909,361
4,703,644	Pool FM6864	1.50%	04/01/2041	3,761,653
58,279,790	Pool FM7557	3.50%	03/01/2050	52,575,753
25,942,084	Pool FM8158	2.50%	07/01/2051	21,705,250
58,859,153	Pool FM8215	2.50%	03/01/2051	48,836,449
42,942,497	Pool FM8304	4.00%	07/01/2049	39,826,304
56,764,282	Pool FM8435	2.50%	09/01/2051	47,016,685
102,691,746	Pool FM8533	2.50%	03/01/2051	85,283,841
64,416,180	Pool FM8769	2.50%	09/01/2051	53,323,210
34,057,095	Pool FM8780	2.50%	09/01/2051	28,105,031
9,654,660	Pool FM9422	2.00%	01/01/2051	7,590,484
27,577,815	Pool FM9490	2.00%	11/01/2051	21,900,689
35,629,106	Pool FP0043	2.00%	10/01/2050	28,005,719
30,246,069	Pool FP0088	2.00%	10/01/2051	23,722,567
11,224,029	Pool FP0107	3.50%	06/01/2047	10,231,874
32,185,161	Pool FS0009	3.50%	11/01/2051	28,644,198
12,674,505	Pool FS0400	3.00%	01/01/2052	10,940,959
49,401,965	Pool FS1472	3.50%	11/01/2050	44,354,984
80,031,821	Pool FS2320	2.50%	04/01/2051	65,831,420
15,694,005	Pool FS2588	4.50%	08/01/2052	14,808,866
14,882,433	Pool FS2837	4.00%	09/01/2052	13,644,036
14,728,016	Pool FS5618	5.50%	08/01/2053	14,834,092
47,216,525	Pool FS5987	2.50%	04/01/2051	39,212,295
34,640,308	Pool FS6232	2.00%	03/01/2052	27,432,443
16,198,802	Pool FS6422	6.00%	11/01/2053	16,591,561
63,482,632	Pool FS6582	6.00%	12/01/2053	64,496,758
22,704,661	Pool FS6843	6.00%	01/01/2054	23,087,481
46,700,175	Pool FS7114	5.50%	02/01/2054	46,709,752
21,348,706	Pool FS7423	5.50%	03/01/2054	21,248,956
32,399,472	Pool FS8152	6.00%	06/01/2054	32,782,851
48,078,470	Pool FS8366	6.00%	06/01/2054	49,244,276
27,388,562	Pool FS8643	6.00%	07/01/2054	27,855,776
27,532,651	Pool FS8999	6.00%	08/01/2054	28,042,940
14,887,048	Pool FS9026	5.50%	09/01/2053	14,853,407
20,683,430	Pool FS9671	5.50%	11/01/2054	20,684,445
471,840	Pool MA0264	4.50%	12/01/2029	468,839
1,716,927	Pool MA0353	4.50%	03/01/2030	1,705,242
348,463	Pool MA0406	4.50%	05/01/2030	346,029
34,013	Pool MA0445	5.00%	06/01/2040	32,718
66,387	Pool MA0468	5.00%	07/01/2040	63,859
543,591	Pool MA0534	4.00%	10/01/2030	533,980
125,450	Pool MA0587	4.00%	12/01/2030	123,164
3,262,425	Pool MA0616	4.00%	01/01/2031	3,201,186
969,123	Pool MA0896	4.00%	11/01/2041	897,611
11,091,585	Pool MA0949	3.50%	01/01/2032	10,701,655
6,631,458	Pool MA1010	3.50%	03/01/2032	6,395,733
1,617,076	Pool MA1039	3.50%	04/01/2042	1,457,576
8,935,097	Pool MA1059	3.50%	05/01/2032	8,617,091
1,009,871	Pool MA1068	3.50%	05/01/2042	910,652
2,881,019	Pool MA1093	3.50%	06/01/2042	2,597,494
1,841,753	Pool MA1094	4.00%	06/01/2042	1,705,834
12,369,196	Pool MA1107	3.50%	07/01/2032	11,921,376
24,874,582	Pool MA1117	3.50%	07/01/2042	22,420,198
25,797,249	Pool MA1136	3.50%	08/01/2042	23,252,214
8,635,366	Pool MA1138	3.50%	08/01/2032	8,307,298
7,669,778	Pool MA1179	3.50%	09/01/2042	6,913,062
1,673,754	Pool MA1201	3.50%	10/01/2032	1,611,470
12,976,641	Pool MA1209	3.50%	10/01/2042	11,696,225
11,194,271	Pool MA1237	3.00%	11/01/2032	10,543,209

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,220,086	Pool MA1242	3.50%		11/01/2042	1,099,803
6,387,721	Pool MA1338	3.00%		02/01/2033	6,008,202
3,482,953	Pool MA1490	3.00%		07/01/2033	3,279,173
4,349,108	Pool MA2114	3.50%		12/01/2044	3,910,548
3,206,382	Pool MA2151	3.50%		01/01/2045	2,882,113
10,616,446	Pool MA2164	3.50%		02/01/2035	10,094,913
9,230,372	Pool MA2166	3.50%		02/01/2045	8,299,004
9,510,840	Pool MA2248	3.00%		04/01/2045	8,133,113
11,963,955	Pool MA2621	3.50%		05/01/2046	10,654,181
14,639,909	Pool MA2649	3.00%		06/01/2046	12,518,636
13,293,949	Pool MA2650	3.50%		06/01/2046	11,906,166
4,429,826	Pool MA2673	3.00%		07/01/2046	3,787,949
16,174,095	Pool MA2711	3.00%		08/01/2046	13,830,528
1,580,099	Pool MA2743	3.00%		09/01/2046	1,351,137
36,471,141	Pool MA2806	3.00%		11/01/2046	31,585,942
11,691,208	Pool MA2833	3.00%		12/01/2046	10,147,170
14,864,264	Pool MA2895	3.00%		02/01/2047	12,924,054
6,569,680	Pool MA3357	4.00%		05/01/2048	6,094,888
8,588,271	Pool MA3614	3.50%		03/01/2049	7,710,992
1,623,407	Pool MA3894	4.00%		09/01/2031	1,589,239
33,200,533	Pool MA4100	2.00%		08/01/2050	26,112,542
72,033,483	Pool MA4191	2.00%		11/01/2050	54,687,499
86,654,555	Pool MA4306	2.50%		04/01/2051	71,296,414
20,814,755	Pool MA5480	5.50%		09/01/2044	20,697,988
59,114,335	Pool MA5503	5.50%		10/01/2044	58,952,909
213,441	Series 2002-70-QZ	5.50%		11/25/2032	217,128
322,530	Series 2002-75-ZG	5.50%		11/25/2032	328,044
790,101	Series 2003-29-ZL	5.00%		04/25/2033	792,987
383,403	Series 2003-64-ZG	5.50%		07/25/2033	390,272
3,219,150	Series 2003-84-PZ	5.00%		09/25/2033	3,230,254
262,559	Series 2004-46-PJ (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(f)(g)	03/25/2034	3,680
939,789	Series 2004-51-XP (-1 x 30 day avg SOFR US + 7.59%, 0.00% Floor, 7.70% Cap)	3.02	%(f)(g)	07/25/2034	97,299
5,522	Series 2005-107-EG	4.50%		01/25/2026	5,497
183,855	Series 2005-37-ZK	4.50%		05/25/2035	177,374
1,608,560	Series 2005-87-SG (-1 x 30 day avg SOFR US + 6.59%, 0.00% Floor, 6.70% Cap)	2.02	%(f)(g)	10/25/2035	127,324
1,491,597	Series 2006-101-SA (-1 x 30 day avg SOFR US + 6.47%, 0.00% Floor, 6.58% Cap)	1.90	%(f)(g)	10/25/2036	149,419
601,392	Series 2006-123-LI (-1 x 30 day avg SOFR US + 6.21%, 0.00% Floor, 6.32% Cap)	1.64	%(f)(g)	01/25/2037	58,951
237,900	Series 2006-16-HZ	5.50%		03/25/2036	243,546
2,212,553	Series 2006-56-SM (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.07	%(f)(g)	07/25/2036	182,376
232,133	Series 2006-93-SN (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	1.92	%(f)(g)	10/25/2036	15,847
3,038,195	Series 2007-109-VZ	5.00%		10/25/2035	3,049,049
364,658	Series 2007-116-BI (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.57	%(f)(g)	05/25/2037	25,000
2,491,860	Series 2007-14-PS (-1 x 30 day avg SOFR US + 6.70%, 0.00% Floor, 6.81% Cap)	2.13	%(f)(g)	03/25/2037	252,419
1,151,480	Series 2007-30-OI (-1 x 30 day avg SOFR US + 6.33%, 0.00% Floor, 6.44% Cap)	1.76	%(f)(g)	04/25/2037	115,186
127,678	Series 2007-30-SI (-1 x 30 day avg SOFR US + 6.00%, 0.00% Floor, 6.11% Cap)	1.43	%(f)(g)	04/25/2037	8,028
1,011,494	Series 2007-32-SG (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.42	%(f)(g)	04/25/2037	73,501
948,381	Series 2007-57-SX (-1 x 30 day avg SOFR US + 6.51%, 0.00% Floor, 6.62% Cap)	1.94	%(f)(g)	10/25/2036	88,584
1,612,543	Series 2007-60-VZ	6.00%		07/25/2037	1,671,999
891,167	Series 2007-71-GZ	6.00%		07/25/2047	915,041
1,225,533	Series 2007-75-ID (-1 x 30 day avg SOFR US + 5.76%, 0.00% Floor, 5.87% Cap)	1.19	%(f)(g)	08/25/2037	107,463

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
173,889	Series 2007-9-SD (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	1.97	%(f)(g)	03/25/2037	10,338
1,241,923	Series 2008-29-ZA	4.50%		04/25/2038	1,219,402
2,461,221	Series 2008-48-BE	5.00%		06/25/2034	2,470,222
246,875	Series 2008-48-SD (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(f)(g)	06/25/2037	16,513
312,262	Series 2008-5-MS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.57	%(f)(g)	02/25/2038	19,770
101,183	Series 2008-53-LI (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.47	%(f)(g)	07/25/2038	7,153
244,688	Series 2008-57-SE (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(f)(g)	02/25/2037	15,532
280,455	Series 2008-61-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(f)(g)	07/25/2038	17,124
184,040	Series 2008-62-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(f)(g)	07/25/2038	10,455
663,032	Series 2008-65-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(f)(g)	08/25/2038	53,226
146,977	Series 2008-81-LP	5.50%		09/25/2038	146,948
1,509,071	Series 2009-106-EZ	4.50%		01/25/2040	1,475,243
223,990	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.57	%(f)(g)	01/25/2040	21,536
121,978	Series 2009-16-MZ	5.00%		03/25/2029	121,046
635,738	Series 2009-42-SI (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(f)(g)	06/25/2039	39,666
516,401	Series 2009-42-SX (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(f)(g)	06/25/2039	38,820
224,842	Series 2009-47-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.42	%(f)(g)	07/25/2039	12,073
162,892	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.27	%(f)(g)	07/25/2039	12,288
1,714,844	Series 2009-49-S (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.07	%(f)(g)	07/25/2039	149,761
203,358	Series 2009-51-BZ	4.50%		07/25/2039	196,993
475,356	Series 2009-54-EZ	5.00%		07/25/2039	477,109
205,878	Series 2009-70-SA (-1 x 30 day avg SOFR US + 5.69%, 0.00% Floor, 5.80% Cap)	1.12	%(f)(g)	09/25/2039	17,280
1,121,942	Series 2009-80-PM	4.50%		10/25/2039	1,075,729
1,043,101	Series 2009-83-Z	4.50%		10/25/2039	1,007,691
3,906,518	Series 2009-85-ES (-1 x 30 day avg SOFR US + 7.12%, 0.00% Floor, 7.23% Cap)	2.55	%(f)(g)	01/25/2036	343,031
6,780,880	Series 2009-85-JS (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.07	%(f)(g)	10/25/2039	754,144
384,403	Series 2009-90-IB (-1 x 30 day avg SOFR US + 5.61%, 0.00% Floor, 5.72% Cap)	1.04	%(f)(g)	04/25/2037	20,876
156,650	Series 2009-94-BC	5.00%		11/25/2039	157,440
1,709,203	Series 2010-10-SA (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	1.67	%(f)(g)	02/25/2040	149,420
563,790	Series 2010-10-ZA	4.50%		02/25/2040	544,358
4,982,900	Series 2010-101-SA (-1 x 30 day avg SOFR US + 4.37%, 0.00% Floor, 4.48% Cap)	0.00	%(f)(g)	09/25/2040	119,628
2,647,997	Series 2010-101-ZC	4.50%		09/25/2040	2,550,880
690,195	Series 2010-111-S (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.27	%(f)(g)	10/25/2050	56,817
926,970	Series 2010-116-Z	4.00%		10/25/2040	870,521
214,744	Series 2010-117-SA (-1 x 30 day avg SOFR US + 4.39%, 0.00% Floor, 4.50% Cap)	0.00	%(f)(g)	10/25/2040	5,553
682,213	Series 2010-120-KD	4.00%		10/25/2040	640,642
5,680,670	Series 2010-121-SD (-1 x 30 day avg SOFR US + 4.39%, 0.00% Floor, 4.50% Cap)	0.00	%(f)(g)	10/25/2040	130,808
242,685	Series 2010-126-SU (-11 x 30 day avg SOFR US + 53.74%, 0.00% Floor, 55.00% Cap)	2.23	%(g)	11/25/2040	245,476
178,693	Series 2010-126-SX (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	0.61	%(g)	11/25/2040	142,301
963,809	Series 2010-128-HZ	4.00%		11/25/2040	904,222
534,186	Series 2010-132-Z	4.50%		11/25/2040	513,814

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
80,287	Series 2010-137-VS (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	0.61	%(g)	12/25/2040	74,309
3,959,543	Series 2010-142-AZ	4.00%		12/25/2040	3,730,858
198,989	Series 2010-148-SA (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	1.97	%(f)(g)	01/25/2026	1,006
2,820,030	Series 2010-16-SA (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	0.77	%(f)(g)	03/25/2040	207,659
734,925	Series 2010-2-MS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.57	%(f)(g)	02/25/2050	79,110
1,050,469	Series 2010-21-DZ	5.00%		03/25/2040	1,055,776
489,193	Series 2010-21-KS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.27	%(f)(g)	03/25/2040	13,451
561,305	Series 2010-31-SA (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.32	%(f)(g)	04/25/2040	21,407
619,974	Series 2010-34-PS (-1 x 30 day avg SOFR US + 4.82%, 0.00% Floor, 4.93% Cap)	0.25	%(f)(g)	04/25/2040	19,143
159,510	Series 2010-35-ES (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.77	%(f)(g)	04/25/2040	5,197
70,028	Series 2010-35-SV (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.77	%(f)(g)	04/25/2040	1,423
659,487	Series 2010-4-SK (-1 x 30 day avg SOFR US + 6.12%, 0.00% Floor, 6.23% Cap)	1.55	%(f)(g)	02/25/2040	47,170
507,799	Series 2010-46-MS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.27	%(f)(g)	05/25/2040	19,619
3,333,933	Series 2010-49-ZW	4.50%		05/25/2040	3,259,393
279,382	Series 2010-58-ES (-3 x 30 day avg SOFR US + 12.18%, 0.00% Floor, 12.47% Cap)	0.43	%(g)	06/25/2040	254,199
1,939,520	Series 2010-59-MS (-1 x 30 day avg SOFR US + 5.66%, 0.00% Floor, 5.77% Cap)	1.09	%(f)(g)	06/25/2040	144,155
2,426,342	Series 2010-59-SC (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.32	%(f)(g)	01/25/2040	76,453
166,863	Series 2010-60-VZ	5.00%		10/25/2039	164,107
168,953	Series 2010-61-EL	4.50%		06/25/2040	161,978
2,358,564	Series 2010-64-EZ	5.00%		06/25/2040	2,370,459
1,596,791	Series 2010-79-CZ	4.00%		07/25/2040	1,508,310
838,612	Series 2010-84-ZC	4.50%		08/25/2040	809,202
1,677,221	Series 2010-84-ZD	4.50%		08/25/2040	1,618,401
2,178,241	Series 2010-84-ZG	4.50%		08/25/2040	2,100,913
355,850	Series 2010-9-DS (-1 x 30 day avg SOFR US + 5.19%, 0.50% Floor, 5.30% Cap)	0.62	%(f)(g)	02/25/2040	16,434
160,356	Series 2010-90-SA (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)	1.17	%(f)(g)	08/25/2040	11,057
659,308	Series 2010-94-Z	4.50%		08/25/2040	636,530
3,038,609	Series 2010-99-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	1.02	%(g)	09/25/2040	3,096,075
520,021	Series 2011-110-LS (-2 x 30 day avg SOFR US + 9.87%, 0.00% Floor, 10.10% Cap)	0.51	%(g)	11/25/2041	379,239
1,434,030	Series 2011-111-CZ	4.00%		11/25/2041	1,343,933
3,354,523	Series 2011-111-EZ	5.00%		11/25/2041	3,367,259
817,776	Series 2011-111-VZ	4.00%		11/25/2041	765,840
172,943	Series 2011-17-SA (-1 x 30 day avg SOFR US + 6.36%, 0.00% Floor, 6.47% Cap)	1.79	%(f)(g)	03/25/2041	12,026
2,751,907	Series 2011-2-GZ	4.00%		02/25/2041	2,601,922
441,538	Series 2011-25-KY	3.00%		04/25/2026	437,024
1,178,467	Series 2011-27-BS (-2 x 30 day avg SOFR US + 8.77%, 0.00% Floor, 9.00% Cap)	0.00	%(g)	04/25/2041	963,620
1,135,270	Series 2011-36-VZ	4.50%		05/25/2041	1,093,066
2,968,787	Series 2011-37-Z	4.50%		05/25/2041	2,867,435
4,158,159	Series 2011-38-BZ	4.00%		05/25/2041	4,017,073
415,863	Series 2011-39-CB	3.00%		05/25/2026	411,449
3,293,665	Series 2011-39-ZD	4.00%		02/25/2041	3,097,564
1,056,376	Series 2011-40-LZ	4.50%		05/25/2041	1,017,155
1,250,885	Series 2011-42-MZ	4.50%		05/25/2041	1,203,576
2,618,795	Series 2011-45-ZB	4.50%		05/25/2041	2,521,464
8,441,269	Series 2011-51-FJ (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	5.13%		06/25/2041	8,334,736

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
583,947	Series 2011-59-MA	4.50%		07/25/2041	570,970
701,984	Series 2011-60-EL	3.00%		07/25/2026	695,015
5,192,930	Series 2011-64-DB	4.00%		07/25/2041	4,998,515
3,496,365	Series 2011-77-Z	3.50%		08/25/2041	3,216,650
1,721,743	Series 2012-111-LB	3.50%		05/25/2041	1,617,407
13,596,165	Series 2012-111-MJ	4.00%		04/25/2042	12,590,602
13,706,847	Series 2012-122-DB	3.00%		11/25/2042	12,251,174
3,523,578	Series 2012-14-BZ	4.00%		03/25/2042	3,332,105
8,155,831	Series 2012-20-ZT	3.50%		03/25/2042	7,532,411
6,659,716	Series 2012-70-FY (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	5.13%		07/25/2042	6,567,899
67,377	Series 2012-80-EA	2.00%		04/25/2042	66,393
16,156,792	Series 2012-86-ZC	3.50%		08/25/2042	14,845,862
12,370,049	Series 2012-99-QE	3.00%		09/25/2042	11,005,753
18,460,804	Series 2013-130-ZE	3.00%		01/25/2044	16,091,415
25,824,188	Series 2013-133-ZT	3.00%		01/25/2039	23,821,365
5,692,246	Series 2013-51-HS (-1 x 30 day avg SOFR US + 5.26%, 0.00% Floor, 5.40% Cap)	0.00	%(g)	04/25/2043	3,734,933
994,109	Series 2013-58-SC (-2 x 30 day avg SOFR US + 5.83%, 0.00% Floor, 6.00% Cap)	0.00	%(g)	06/25/2043	492,835
1,845,814	Series 2013-81-ZQ	3.00	%(h)	08/25/2043	1,224,365
5,317,784	Series 2013-82-SH (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.37	%(f)(g)	12/25/2042	332,334
12,166,693	Series 2014-21-GZ	3.00%		04/25/2044	10,664,075
113,386	Series 2014-46-NZ	3.00	%(h)	06/25/2043	76,110
40,307,117	Series 2014-64-NZ	3.00%		10/25/2044	35,058,042
14,452,327	Series 2014-67-DZ	3.00	%(h)	10/25/2044	12,739,265
26,081,389	Series 2014-77-VZ	3.00	%(h)	11/25/2044	22,798,910
33,495,350	Series 2014-84-KZ	3.00	%(h)	12/25/2044	29,187,888
3,633,027	Series 2015-11-A	3.00%		05/25/2034	3,547,736
17,424,341	Series 2015-49-A	3.00%		03/25/2044	16,334,509
10,607,516	Series 2015-52-GZ	3.00%		07/25/2045	9,323,472
32,981,972	Series 2015-88-BA	3.00%		04/25/2044	31,207,367
2,508,276	Series 2015-94-MA	3.00%		01/25/2046	2,186,271
7,508,803	Series 2016-2-JA	2.50%		02/25/2046	7,154,020
157,272	Series 2016-74-PA	3.00%		12/25/2044	156,575
1,166,594	Series 2016-79-EP	3.00%		01/25/2044	1,149,241
7,907,555	Series 2016-95-AG	2.50%		06/25/2037	7,315,924
11,661,523	Series 2017-57-BC	3.00%		08/25/2057	9,938,396
8,875,856	Series 2018-21-IO	3.00	%(f)	04/25/2048	1,333,354
14,659,933	Series 2018-21-PO	0.00	%(k)	04/25/2048	10,984,636
37,120,675	Series 2018-27-AO	0.00	%(k)	05/25/2048	27,538,344
8,618,285	Series 2018-65-DA	3.00%		09/25/2048	7,435,959
25,853,982	Series 2018-7-CD	3.00%		02/25/2048	22,698,935
19,554,284	Series 2018-85-PO	0.00	%(k)	12/25/2048	14,496,633
13,451,887	Series 2019-69-DS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(f)(g)	12/25/2049	1,296,045
39,111,079	Series 2019-78-ZB	3.00%		01/25/2050	33,171,917
205,249,491	Series 2019-M16-X	1.18	%(b)(f)	07/25/2031	9,126,090
473,978,629	Series 2019-M18-X	0.72	%(b)(f)	08/25/2029	10,740,214
204,090,147	Series 2019-M24-2XA	1.15	%(b)(f)	03/25/2031	10,047,440
262,037,585	Series 2019-M24-XA	1.25	%(b)(f)	03/25/2029	10,339,086
153,533,677	Series 2019-M7-X	0.33	%(b)(f)	04/25/2029	1,806,661
30,097,933	Series 2020-47-GL	2.00%		05/25/2046	26,065,481
8,379,367	Series 2020-53-CG	2.00%		08/25/2050	6,879,250
46,096,808	Series 2020-54-AB	1.00%		08/25/2050	34,713,865
10,227,038	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.47	%(f)(g)	08/25/2050	1,133,887
12,019,403	Series 2020-59-QZ	3.00%		08/25/2040	10,665,226
17,609,293	Series 2020-61-AI	3.00	%(f)	09/25/2050	2,500,909
8,149,180	Series 2020-61-DC	1.50%		09/25/2060	5,919,058
30,886,105	Series 2020-61-DI	3.00	%(f)	09/25/2060	4,890,870
67,230,982	Series 2020-62-JD	1.25%		09/25/2050	49,094,678
21,951,742	Series 2020-96-BI	3.00	%(f)	01/25/2051	3,863,500

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
21,159,103	Series 2020-97-EI	2.00	%(f)	01/25/2051	2,679,654
24,577,197	Series 2020-99-IQ	3.00	%(f)	01/25/2051	4,336,317
346,784,475	Series 2020-M10-X2	1.72	%(b)(f)	12/25/2030	21,201,675
174,839,702	Series 2020-M10-X8	0.72	%(b)(f)	12/25/2027	2,205,271
74,710,319	Series 2020-M13-X2	1.23	%(b)(f)	09/25/2030	3,023,273
477,290,233	Series 2020-M15-X1	1.45	%(b)(f)	09/25/2031	29,659,770
17,700,709	Series 2020-M17-X1	1.36	%(b)(f)	01/25/2028	414,506
110,221,574	Series 2020-M27-X1	0.85	%(b)(f)	03/25/2031	3,362,750
158,901,386	Series 2020-M54-X	1.50	%(b)(f)	12/25/2033	9,580,387
52,741,443	Series 2020-M7-X2	1.24	%(b)(f)	03/25/2031	2,626,112
10,571,204	Series 2021-1-PA	1.00%		11/25/2050	7,757,204
15,618,950	Series 2021-13-AK	2.00%		01/25/2049	13,342,935
12,089,298	Series 2021-21-DK	2.00%		07/25/2043	10,283,486
5,638,968	Series 2021-28-KF (30 day avg SOFR US + 0.75%, 0.75% Floor, 4.00% Cap)	4.00%		05/25/2051	4,292,897
21,718,321	Series 2021-28-LB	2.00%		04/25/2051	17,443,806
39,204,457	Series 2021-3-KI	2.50	%(f)	02/25/2051	5,691,730
23,388,821	Series 2021-40-BA	3.00%		01/25/2051	19,975,794
35,107,957	Series 2021-43-EI	3.00	%(f)	07/25/2051	5,707,515
69,180,995	Series 2021-43-LI	3.00	%(f)	07/25/2051	11,881,490
22,555,106	Series 2021-52-JI	2.50	%(f)	07/25/2051	2,760,553
27,558,697	Series 2021-56-NI	2.50	%(f)	09/25/2051	2,736,358
26,710,112	Series 2021-58-SA (-1 x 30 day avg SOFR US + 2.65%, 0.00% Floor, 2.65% Cap)	0.00	%(f)(g)	09/25/2051	108,058
18,135,008	Series 2021-63-G	2.00%		06/25/2049	14,586,351
81,887,268	Series 2021-70-S (-1 x 30 day avg SOFR US + 3.75%, 0.00% Floor, 3.75% Cap)	0.00	%(f)(g)	10/25/2049	1,209,016
20,397,698	Series 2021-73-JA	2.50%		05/25/2049	17,676,751
17,981,173	Series 2021-85-C	2.50%		03/25/2049	15,598,905
21,577,408	Series 2021-85-CJ	2.50%		03/25/2049	18,718,686
21,577,408	Series 2021-85-CK	2.50%		03/25/2049	18,718,686
25,220,016	Series 2021-85-DI	3.00	%(f)	12/25/2051	4,285,378
47,592,044	Series 2021-86-MA	2.50%		11/25/2047	42,022,019
23,402,571	Series 2021-88-LB	2.50%		03/25/2050	19,835,355
30,133,245	Series 2021-9-CA	2.00%		03/25/2051	24,209,947
22,821,018	Series 2021-92-M	2.50%		01/25/2049	19,806,766
11,127,909	Series 2021-M12-2A1	2.13	%(b)	05/25/2033	9,826,787
933,520,482	Series 2021-M14-X	0.98	%(b)(f)	10/25/2031	25,588,543
173,854,671	Series 2021-M3-X2	0.91	%(b)(f)	08/25/2033	4,966,037
20,733,540	Series 2021-M5-A1	1.46	%(b)	01/25/2033	18,778,058
133,104,091	Series 2022-3-AB	2.00%		11/25/2047	114,538,865
2,379,160	Series 2022-3-EV	2.00%		08/25/2033	2,107,732
86,721,254	Series 2022-3-EZ	2.00	%(h)	01/25/2052	49,712,187
58,911,324	Series 2022-3-NZ	2.00	%(h)	02/25/2052	32,667,042
14,051,295	Series 2022-4-LG	3.00%		02/25/2052	12,509,952
28,488,301	Series 2022-6-M	2.50%		06/25/2050	24,574,618
711,291,569	Series 2022-M2-X	0.39	%(b)(f)	01/25/2032	14,520,946
14,502,614	Series 2022-M4-A1X	2.46	%(b)	05/25/2030	13,284,184
109,422,593	Series 2023-2-IO	3.00	%(f)	12/25/2051	17,159,793
17,851,092	Series 2023-29-DO	0.00	%(k)	11/25/2050	11,855,824
13,281,241	Series 2023-30-MO	0.00	%(k)	10/25/2050	8,850,481
88,730,882	Series 2023-39-IO	3.00	%(f)	10/25/2052	15,024,969
69,850,862	Series 2023-51-BI	3.50	%(f)	04/25/2053	13,494,516
5,726,723	Series 2023-M1S-A1X	4.50	%(b)	07/25/2033	5,658,169
26,105,857	Series 2024-64-FJ (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.82%		09/25/2054	26,131,942
52,180,901	Series 2024-81-FE (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.72%		07/25/2054	51,932,301
69,488,363	Series 2024-82-FY (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.50% Cap)	5.87%		11/25/2054	69,703,736
58,668,258	Series 2024-9-BI	3.00	%(f)	03/25/2051	10,091,768
76,168,627	Series 2024-90-FA (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	6.07%		12/25/2054	76,684,609
19,432,249	Series 2024-93-FL (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	6.02%		12/25/2054	19,618,902

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,463,967	Series 400-S4 (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	0.77	%(f)(g)	11/25/2039	184,133
24,647,481	Series 412-A3	3.00%		08/25/2042	21,481,542
53,115,305	Series 427-C69	3.00	%(f)	03/25/2047	8,216,115
31,006,295	Series 428-C17	3.00	%(f)	04/25/2050	4,677,113
27,416,695	Series 432-C11	3.00	%(f)	08/25/2052	4,631,407
	Freddie Mac Seasoned Credit Risk Transfer Trust
16,303,565	Series 2018-3-HA	3.00%		08/25/2057	15,125,197
15,091,317	Series 2020-2-MT	2.00%		11/25/2059	11,780,540
35,000,000	Series 2022-2-MB	3.00%		04/25/2062	23,139,480
	Freddie Mac Whole Loan Securities Trust
7,653,017	Series 2015-SC02-1A	3.00%		09/25/2045	6,692,855
4,380,923	Series 2016-SC01-1A	3.00%		07/25/2046	3,795,013
	Ginnie Mae II Pool
24,481,051	Pool 785310	2.50%		02/20/2051	20,346,061
38,886,508	Pool 785346	2.00%		03/20/2051	30,250,735
11,433,256	Pool 785350	2.00%		01/20/2051	8,876,350
22,561,812	Pool 785374	2.50%		03/20/2051	18,815,453
80,880,256	Pool 785401	2.50%		10/20/2050	66,381,190
113,016,114	Pool 785412	2.50%		03/20/2051	93,925,857
25,462,830	Pool 785595	2.50%		03/20/2051	21,226,512
48,814,065	Pool 785609	2.50%		08/20/2051	40,634,881
12,494,301	Pool 785638	2.50%		08/20/2051	10,383,830
28,615,374	Pool 785639	2.50%		08/20/2051	23,781,811
11,817,366	Pool 785680	2.50%		10/20/2051	9,821,169
50,167,801	Pool 785717	3.00%		11/20/2051	43,276,462
9,035,021	Pool CB2017	2.50%		03/20/2051	7,524,411
8,681,657	Pool CB4182	2.50%		03/20/2051	7,230,003
1,825,758	Pool CB5487	2.50%		03/20/2051	1,490,248
7,322,856	Pool CB9135	2.50%		04/20/2051	6,152,692
7,375,009	Pool CH0426	2.50%		02/20/2052	6,020,639
6,018,058	Pool CI0294	2.50%		01/20/2052	4,853,437
25,833,194	Pool CI6428	2.50%		01/20/2052	21,089,258
516,635	Pool MA2511	3.50%		01/20/2045	458,903
15,516,083	Pool MA5076	3.00%		03/20/2048	13,620,027
9,686,030	Pool MA7255	2.50%		03/20/2051	8,099,373
	Government National Mortgage Association
21,812,855	Pool 786510	3.00%		02/20/2052	18,616,844
3,540,870	Series 2003-67-SP (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	2.62	%(f)(g)	08/20/2033	5,106
1,496,147	Series 2003-86-ZK	5.00%		10/20/2033	1,488,717
929,197	Series 2004-49-Z	6.00%		06/20/2034	942,355
1,693,481	Series 2004-83-CS (-1 x 1 mo. Term SOFR + 5.97%, 0.00% Floor, 6.08% Cap)	1.60	%(f)(g)	10/20/2034	87,141
441,424	Series 2005-21-ZPool 2005-2	5.00%		03/20/2035	440,480
323,591	Series 2006-24-CX (-7 x 1 mo. Term SOFR + 39.13%, 0.00% Floor, 39.97% Cap)	7.08	%(g)	05/20/2036	378,989
1,569,111	Series 2007-26-SJ (-1 x 1 mo. Term SOFR + 4.58%, 0.00% Floor, 4.69% Cap)	0.21	%(f)(g)	04/20/2037	12,397
1,786,808	Series 2008-2-SM (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	1.99	%(f)(g)	01/16/2038	121,611
3,154,172	Series 2008-42-AI (-1 x 1 mo. Term SOFR + 7.58%, 0.00% Floor, 7.69% Cap)	3.18	%(f)(g)	05/16/2038	371,045
1,176,230	Series 2008-43-SH (-1 x 1 mo. Term SOFR + 6.22%, 0.00% Floor, 6.34% Cap)	1.85	%(f)(g)	05/20/2038	34,766
1,381,479	Series 2008-51-SC (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.77	%(f)(g)	06/20/2038	87,305
1,135,951	Series 2008-51-SE (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.74	%(f)(g)	06/16/2038	78,423
374,795	Series 2008-82-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.57	%(f)(g)	09/20/2038	10,066
570,453	Series 2008-83-SD (-1 x 1 mo. Term SOFR + 6.45%, 0.00% Floor, 6.56% Cap)	2.05	%(f)(g)	11/16/2036	18,838
2,319,244	Series 2009-10-NS (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	2.14	%(f)(g)	02/16/2039	196,382

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,750,627	Series 2009-106-VZ	4.50%		11/20/2039	2,667,136
421,230	Series 2009-24-SN (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.62	%(f)(g)	09/20/2038	13,124
1,600,213	Series 2009-32-ZE	4.50%		05/16/2039	1,568,788
9,824	Series 2009-41-ZQ	4.50	%(h)	06/16/2039	9,754
1,235,659	Series 2009-48-Z	5.00%		06/16/2039	1,234,781
53,549	Series 2009-50-KP	4.50%		06/20/2039	53,420
549,566	Series 2009-69-TS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.69	%(f)(g)	04/16/2039	21,390
1,251,143	Series 2009-75-GZ	4.50%		09/20/2039	1,232,764
2,558,749	Series 2010-1-SA (-1 x 1 mo. Term SOFR + 5.64%, 0.00% Floor, 5.75% Cap)	1.24	%(f)(g)	01/16/2040	169,926
4,362,700	Series 2010-106-PS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.57	%(f)(g)	03/20/2040	119,486
2,350,575	Series 2010-25-ZB	4.50%		02/16/2040	2,306,676
18,715,683	Series 2010-26-QS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.77	%(f)(g)	02/20/2040	1,752,121
1,578,157	Series 2010-42-AY	5.00%		11/20/2039	1,584,609
3,738,875	Series 2010-42-ES (-1 x 1 mo. Term SOFR + 5.57%, 0.00% Floor, 5.68% Cap)	1.20	%(f)(g)	04/20/2040	281,504
407,900	Series 2010-61-AS (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.07	%(f)(g)	09/20/2039	22,986
4,864,190	Series 2010-62-SB (-1 x 1 mo. Term SOFR + 5.64%, 0.00% Floor, 5.75% Cap)	1.27	%(f)(g)	05/20/2040	360,551
2,397,847	Series 2011-18-SN (-2 x 1 mo. Term SOFR + 9.27%, 0.00% Floor, 9.50% Cap)	0.53	%(g)	12/20/2040	2,004,251
2,401,701	Series 2011-18-YS (-2 x 1 mo. Term SOFR + 9.27%, 0.00% Floor, 9.50% Cap)	0.53	%(g)	12/20/2040	1,990,401
711,748	Series 2011-69-OC	0.00	%(k)	05/20/2041	549,554
6,857,973	Series 2011-69-SB (-1 x 1 mo. Term SOFR + 5.24%, 0.00% Floor, 5.35% Cap)	0.87	%(f)(g)	05/20/2041	395,619
10,939,937	Series 2011-70-PO	0.00	%(k)	05/16/2041	8,243,327
2,588,977	Series 2011-72-AS (-1 x 1 mo. Term SOFR + 5.27%, 0.00% Floor, 5.38% Cap)	0.90	%(f)(g)	05/20/2041	169,462
1,953,652	Series 2011-72-SK (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.67	%(f)(g)	05/20/2041	151,725
6,838,510	Series 2013-116-LS (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.67	%(f)(g)	08/20/2043	689,439
9,405,337	Series 2013-136-CS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.69	%(f)(g)	09/16/2043	793,890
16,190,996	Series 2013-182-WZ	2.50%		12/20/2043	14,136,825
3,182,808	Series 2013-186-SG (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.74	%(f)(g)	02/16/2043	167,786
4,689,175	Series 2013-26-MS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.77	%(f)(g)	02/20/2043	474,853
1,883,062	Series 2013-34-PL	3.00%		03/20/2042	1,857,554
8,108,269	Series 2014-163-PS (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.12	%(f)(g)	11/20/2044	640,963
8,717,266	Series 2014-167-SA (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.12	%(f)(g)	11/20/2044	675,314
14,850,169	Series 2014-21-SE (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	1.07	%(f)(g)	02/20/2044	1,193,812
8,819,312	Series 2014-39-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.72	%(f)(g)	03/20/2044	935,815
9,894,116	Series 2014-59-DS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.74	%(f)(g)	04/16/2044	876,076
9,249,595	Series 2016-108-SM (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.62	%(f)(g)	08/20/2046	1,111,859
12,411,149	Series 2018-40-AZ	3.00	%(h)	10/20/2047	10,016,931
22,502,679	Series 2019-122-IO	1.00	%(b)(f)	07/16/2061	1,443,423
185,072,748	Series 2019-147-IO	0.40	%(b)(f)	06/16/2061	6,025,173
9,679,032	Series 2019-153-GF (1 mo. Term SOFR + 0.56%, 0.45% Floor, 6.50% Cap)	4.93%		12/20/2049	9,492,551
17,531,534	Series 2020-104-AI	3.00	%(f)	07/20/2050	2,788,133
11,064,873	Series 2020-104-EI	3.00	%(f)	07/20/2050	1,751,005
9,686,069	Series 2020-112-LS (-1 x 30 day avg SOFR US + 6.20%, 0.00% Floor, 6.20% Cap)	1.60	%(f)(g)	08/20/2050	1,140,230

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
38,720,922	Series 2020-115-IG	2.50	%(f)	08/20/2050	5,291,435
18,518,591	Series 2020-138-IC	3.50	%(f)	08/20/2050	3,349,876
135,962,838	Series 2020-140-ES (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(f)(g)	09/20/2050	17,022,275
34,802,462	Series 2020-140-SG (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	1.87	%(f)(g)	09/20/2050	4,437,798
44,118,089	Series 2020-146-CI	2.50	%(f)	10/20/2050	6,538,592
24,436,098	Series 2020-146-KI	2.50	%(f)	10/20/2050	3,413,931
53,086,628	Series 2020-148-AI	2.50	%(f)	10/20/2050	7,643,556
154,669,757	Series 2020-151-MI	2.50	%(f)	10/20/2050	23,388,991
63,446,582	Series 2020-152-IO	0.58	%(b)(f)	12/16/2062	2,793,014
94,284,386	Series 2020-153-EI	2.50	%(f)	10/20/2050	13,410,059
40,531,570	Series 2020-160-IA	2.50	%(f)	10/20/2050	5,672,397
10,358,985	Series 2020-160-IM	2.50	%(f)	10/20/2050	1,530,030
33,440,763	Series 2020-162-QS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(f)(g)	10/20/2050	4,302,234
47,777,897	Series 2020-166-SM (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(f)(g)	11/20/2050	6,070,951
66,320,122	Series 2020-167-BI	2.50	%(f)	11/20/2050	9,358,505
49,866,514	Series 2020-167-DI	2.50	%(f)	11/20/2050	6,593,141
31,482,668	Series 2020-167-IA	2.50	%(f)	11/20/2050	4,512,061
74,990,765	Series 2020-167-JI	2.50	%(f)	11/20/2050	9,944,473
14,819,220	Series 2020-167-NS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(f)(g)	11/20/2050	1,813,490
26,463,632	Series 2020-167-YK	1.20%		11/20/2050	19,435,473
118,753,530	Series 2020-173-MI	2.50	%(f)	11/20/2050	18,078,289
37,780,377	Series 2020-175-MI	2.50	%(f)	11/20/2050	5,287,874
35,689,648	Series 2020-175-SC (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(f)(g)	11/20/2050	4,649,397
80,392,565	Series 2020-177-IO	0.82	%(b)(f)	06/16/2062	4,896,116
26,570,968	Series 2020-181-AI	2.50	%(f)	12/20/2050	4,079,914
45,154,434	Series 2020-181-BI	2.50	%(f)	12/20/2050	6,473,340
28,206,798	Series 2020-181-SA (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(f)(g)	12/20/2050	3,508,404
26,719,376	Series 2020-181-YM	1.17%		12/20/2050	19,576,675
60,829,656	Series 2020-185-AI	2.50	%(f)	12/20/2050	8,964,856
46,023,945	Series 2020-185-KI	2.50	%(f)	12/20/2050	7,053,846
38,748,371	Series 2020-185-MI	2.50	%(f)	12/20/2050	5,505,539
43,662,002	Series 2020-187-AI	2.50	%(f)	12/20/2050	6,271,811
88,683,059	Series 2020-188-BI	2.50	%(f)	12/20/2050	12,772,870
5,195,860	Series 2020-188-DI	2.50	%(f)	12/20/2050	694,864
24,911,528	Series 2020-188-GI	2.00	%(f)	12/20/2050	2,981,648
36,426,110	Series 2020-188-IQ	3.00	%(f)	10/20/2050	5,790,651
84,944,613	Series 2020-188-KI	2.50	%(f)	12/20/2050	12,128,417
34,188,387	Series 2020-188-NS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(f)(g)	12/20/2050	4,420,336
38,582,474	Series 2020-195-IX	1.14	%(b)(f)	12/16/2062	3,029,264
4,935,919	Series 2020-4-H	2.50%		10/20/2049	4,199,058
32,920,729	Series 2020-7-FM (1 mo. Term SOFR + 0.56%, 0.45% Floor, 6.50% Cap)	4.93%		01/20/2050	32,279,611
8,017,408	Series 2020-79-KG	1.30%		06/20/2050	6,208,287
86,954,760	Series 2020-89-IA	1.17	%(b)(f)	04/16/2062	6,624,431
65,339,514	Series 2020-94-IO	0.97	%(b)(f)	03/16/2062	4,504,258
16,343,667	Series 2020-98-SA (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.67	%(f)(g)	07/20/2050	1,805,122
75,871,093	Series 2021-1-EI	2.00	%(f)	01/20/2051	8,446,850
32,552,917	Series 2021-1-IA	2.50	%(f)	01/20/2051	4,744,666
65,496,017	Series 2021-10-IO	0.99	%(b)(f)	05/16/2063	4,628,138
115,542,882	Series 2021-100-IO	0.97	%(b)(f)	06/16/2063	7,864,842
60,487,429	Series 2021-107-QI	2.50	%(f)	06/20/2051	8,863,386
128,469,306	Series 2021-110-IO	0.87	%(b)(f)	11/16/2063	8,488,314
23,081,793	Series 2021-114-SB (-1 x 1 mo. Term SOFR + 2.49%, 0.00% Floor, 2.60% Cap)	0.00	%(f)(g)	06/20/2051	56,553
41,594,540	Series 2021-116-IA	2.50	%(f)	06/20/2051	6,148,505
41,925,564	Series 2021-116-XI	3.50	%(f)	03/20/2051	7,915,140

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
19,597,958	Series 2021-117-IJ	3.50	%(f)	06/20/2051	2,995,338
15,226,354	Series 2021-117-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(f)(g)	07/20/2051	1,555,942
234,994,458	Series 2021-12-IO	0.96	%(b)(f)	03/16/2063	16,089,436
51,553,398	Series 2021-121-TI	3.00	%(f)	07/20/2051	7,127,577
105,607,835	Series 2021-122-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(f)(g)	07/20/2051	317,204
23,474,813	Series 2021-125-IO	3.00	%(f)	06/20/2051	3,359,971
57,653,630	Series 2021-135-GI	3.00	%(f)	08/20/2051	9,138,008
72,253,727	Series 2021-135-SK (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(f)(g)	08/20/2051	7,001,480
59,967,197	Series 2021-136-EI	3.00	%(f)	08/20/2051	9,494,450
36,877,819	Series 2021-138-IL	3.00	%(f)	08/20/2051	5,907,495
37,152,224	Series 2021-138-KI	3.00	%(f)	08/20/2051	6,013,526
54,978,716	Series 2021-138-PS (-1 x 30 day avg SOFR US + 3.75%, 0.00% Floor, 3.75% Cap)	0.00	%(f)(g)	08/20/2051	735,665
14,402,000	Series 2021-139-BI	3.50	%(f)	08/20/2051	2,522,147
44,801,262	Series 2021-140-IJ	3.00	%(f)	08/20/2051	7,171,342
29,856,703	Series 2021-142-IO	3.00	%(f)	08/20/2051	4,771,483
111,302,210	Series 2021-142-XI	3.00	%(f)	08/20/2051	17,705,444
110,239,272	Series 2021-143-IO	0.97	%(b)(f)	10/16/2063	7,588,761
82,653,286	Series 2021-144-IO	0.82	%(b)(f)	04/16/2063	5,027,320
215,245,519	Series 2021-15-BI	2.50	%(f)	01/20/2051	29,558,376
88,021,799	Series 2021-150-IO	1.03	%(b)(f)	11/16/2063	5,951,506
67,580,046	Series 2021-151-IO	0.92	%(b)(f)	04/16/2063	4,703,112
85,360,322	Series 2021-154-TI	3.00	%(f)	09/20/2051	11,042,800
26,519,870	Series 2021-155-IE	3.00	%(f)	09/20/2051	4,263,329
73,528,531	Series 2021-155-KI	4.00	%(f)	09/20/2051	9,518,121
36,034,782	Series 2021-155-S (-1 x 30 day avg SOFR US + 3.20%, 0.00% Floor, 3.20% Cap)	0.00	%(f)(g)	09/20/2051	453,415
36,744,660	Series 2021-155-SG (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(f)(g)	09/20/2051	4,325,537
22,996,874	Series 2021-157-IO	0.89	%(b)(f)	09/16/2063	1,456,086
43,610,178	Series 2021-158-IO	3.00	%(f)	09/20/2051	6,896,051
60,381,515	Series 2021-158-IV	2.50	%(f)	09/20/2051	8,728,063
23,054,568	Series 2021-160-IA	3.00	%(f)	09/20/2051	3,695,910
74,543,229	Series 2021-160-SQ (-1 x 30 day avg SOFR US + 2.65%, 0.00% Floor, 3.00% Cap)	0.00	%(f)(g)	09/20/2051	363,547
33,302,954	Series 2021-160-WI	2.50	%(f)	09/20/2051	4,553,776
38,146,938	Series 2021-160-XI	3.00	%(f)	09/20/2051	6,094,107
40,671,940	Series 2021-161-KI	3.50	%(f)	09/20/2051	7,784,081
75,100,340	Series 2021-161-UI	3.00	%(f)	09/20/2051	11,966,556
40,299,195	Series 2021-161-VI	3.00	%(f)	09/20/2051	5,365,257
26,757,916	Series 2021-162-DI	3.00	%(f)	09/20/2051	4,280,892
22,228,650	Series 2021-165-GI	2.50	%(f)	09/20/2051	3,382,340
14,931,394	Series 2021-170-IO	0.99	%(b)(f)	05/16/2063	1,109,128
37,606,628	Series 2021-175-IM	3.00	%(f)	10/20/2051	5,161,728
14,693,816	Series 2021-175-IN	2.50	%(f)	07/20/2051	1,930,957
49,356,572	Series 2021-175-IU	2.50	%(f)	09/20/2051	7,116,497
40,941,531	Series 2021-176-TI	4.00	%(f)	10/20/2051	6,590,858
109,900,075	Series 2021-177-IA	2.50	%(f)	10/20/2051	16,270,080
56,892,934	Series 2021-180-IO	0.91	%(b)(f)	11/16/2063	3,985,430
68,300,135	Series 2021-184-IO	0.88	%(b)(f)	12/16/2061	4,574,005
25,734,937	Series 2021-188-IA	3.00	%(f)	10/20/2051	4,122,732
45,898,562	Series 2021-188-IN	2.50	%(f)	10/20/2051	6,673,252
31,824,145	Series 2021-188-IT	2.50	%(f)	10/20/2051	4,975,972
21,721,587	Series 2021-188-IW	3.00	%(f)	10/20/2051	3,334,750
155,031,817	Series 2021-189-IO	0.88	%(b)(f)	06/16/2061	10,353,459
22,029,568	Series 2021-191-BI	2.50	%(f)	10/20/2051	3,246,522
43,683,519	Series 2021-191-CI	2.50	%(f)	10/20/2051	6,285,277
27,361,635	Series 2021-192-AI	3.00	%(f)	10/20/2051	4,422,130
55,302,616	Series 2021-193-I	3.00	%(f)	06/20/2051	8,863,931
4,071,448	Series 2021-193-SW (-1 x 30 day avg SOFR US + 2.55%, 0.00% Floor, 2.55% Cap)	0.00	%(f)(g)	11/20/2051	11,061
66,136,724	Series 2021-196-IO	2.50	%(f)	11/20/2051	9,275,146

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
61,246,704	Series 2021-2-IO	0.88	%(b)(f)	06/16/2063	3,989,745
31,077,157	Series 2021-20-IO	1.15	%(b)(f)	08/16/2062	2,460,236
84,593,482	Series 2021-200-IO	0.89	%(b)(f)	11/16/2063	5,812,714
162,409,679	Series 2021-204-IO	0.88	%(b)(f)	01/16/2064	11,215,217
24,046,653	Series 2021-205-DI	2.50	%(f)	11/20/2051	3,476,475
177,385,319	Series 2021-208-IO	0.76	%(b)(f)	06/16/2064	9,691,731
179,506,711	Series 2021-210-IO	0.98	%(b)(f)	05/16/2062	13,043,963
51,383,902	Series 2021-211-IO	0.97	%(b)(f)	01/16/2063	3,561,619
31,104,161	Series 2021-213-IH	3.00	%(f)	12/20/2051	5,015,023
290,631,147	Series 2021-219-IO	0.76	%(b)(f)	02/16/2064	17,057,462
261,153,564	Series 2021-22-IO	0.97	%(b)(f)	05/16/2063	18,110,033
8,743,259	Series 2021-226-TI	2.50	%(f)	12/20/2051	1,287,315
68,785,546	Series 2021-24-XI	2.00	%(f)	02/20/2051	8,485,110
31,077,815	Series 2021-24-YD	1.20%		02/20/2051	23,446,350
10,635,492	Series 2021-25-EI	2.50	%(f)	02/20/2051	1,394,352
19,879,598	Series 2021-30-IB	2.50	%(f)	02/20/2051	2,893,935
24,243,549	Series 2021-30-WI	2.50	%(f)	02/20/2051	3,397,479
25,900,523	Series 2021-35-IO	1.03	%(b)(f)	12/16/2062	1,937,551
75,258,548	Series 2021-35-IX	1.20	%(b)(f)	12/16/2062	6,440,175
32,238,244	Series 2021-40-IO	0.82	%(b)(f)	02/16/2063	1,978,164
577,605,822	Series 2021-45-IO	0.81	%(b)(f)	04/16/2063	35,270,344
31,020,461	Series 2021-49-NI	2.50	%(f)	03/20/2051	3,702,503
42,721,887	Series 2021-49-QI	2.50	%(f)	03/20/2049	4,036,744
28,223,128	Series 2021-52-IO	0.72	%(b)(f)	04/16/2063	1,463,189
67,724,052	Series 2021-57-JI	3.00	%(f)	03/20/2051	11,354,845
7,571,281	Series 2021-58-HP	3.00%		08/20/2050	6,526,525
93,850,639	Series 2021-58-IE	3.00	%(f)	07/20/2050	15,734,294
202,447,472	Series 2021-60-IO	0.83	%(b)(f)	05/16/2063	12,377,719
73,069,561	Series 2021-64-IG	3.00	%(f)	04/20/2051	12,263,608
232,917,484	Series 2021-65-IO	0.89	%(b)(f)	08/16/2063	15,310,342
37,035,417	Series 2021-7-IP	3.50	%(f)	07/20/2050	6,548,369
84,736,086	Series 2021-7-KI	2.50	%(f)	01/20/2051	11,816,744
54,422,313	Series 2021-7-MI	2.50	%(f)	01/20/2051	7,933,554
328,543,046	Series 2021-70-IO	0.71	%(b)(f)	04/16/2063	17,551,985
155,219,937	Series 2021-71-IO	0.86	%(b)(f)	10/16/2062	10,104,632
156,181,151	Series 2021-72-IO	0.57	%(b)(f)	01/16/2061	6,714,930
96,648,264	Series 2021-74-CI	3.00	%(f)	12/20/2050	15,033,000
94,119,834	Series 2021-77-SJ (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(f)(g)	05/20/2051	1,407,807
10,668,127	Series 2021-78-IC	4.00	%(f)	05/20/2051	2,048,126
58,256,474	Series 2021-80-IO	0.90	%(b)(f)	12/16/2062	3,988,302
306,839,296	Series 2021-85-IO	0.68	%(b)(f)	03/16/2063	15,880,192
43,545,677	Series 2021-87-ET	2.00%		05/20/2051	35,238,285
56,221,923	Series 2021-9-AI	2.00	%(f)	01/20/2051	5,498,380
105,762,041	Series 2021-9-MI	2.50	%(f)	01/20/2051	15,647,822
31,874,523	Series 2021-94-IO	0.83	%(b)(f)	02/16/2063	1,981,744
41,018,750	Series 2021-96-TS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	%(f)(g)	06/20/2051	511,274
38,534,913	Series 2021-97-NI	2.50	%(f)	08/20/2049	3,806,775
32,038,754	Series 2021-97-SH (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(f)(g)	06/20/2051	517,202
102,338,414	Series 2021-98-IG	3.00	%(f)	06/20/2051	16,388,371
23,464,351	Series 2021-98-MI	2.50	%(f)	06/20/2051	3,140,194
25,231,194	Series 2021-98-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(f)(g)	06/20/2051	2,793,444
64,492,020	Series 2021-98-ST (-1 x 30 day avg SOFR US + 2.73%, 0.00% Floor, 2.73% Cap)	0.00	%(f)(g)	03/20/2051	130,151
8,039,141	Series 2021-98-SW (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(f)(g)	06/20/2051	858,674
40,782,130	Series 2021-99-IO	0.59	%(b)(f)	05/16/2061	1,804,650
200,831,094	Series 2022-102-IO	0.48	%(b)(f)	06/16/2064	8,016,997
61,556,145	Series 2022-137-DI	2.50	%(f)	02/20/2051	9,272,331
63,162,278	Series 2022-137-EI	2.50	%(f)	06/20/2051	9,418,879
82,327,813	Series 2022-137-IO	3.00	%(f)	01/20/2052	10,951,345

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
112,843,793	Series 2022-14-IO	0.66	%(b)(f)	12/01/2061	5,266,375
86,416,550	Series 2022-141-IO	0.78	%(b)(f)	06/16/2064	5,707,286
95,341,728	Series 2022-158-IO	0.88	%(b)(f)	08/16/2064	6,990,446
26,997,223	Series 2022-160-ZD	3.00	%(h)	11/20/2047	22,509,472
61,095,266	Series 2022-167-IO	0.82	%(b)(f)	08/16/2065	3,845,898
131,374,016	Series 2022-169-IO	0.89	%(b)(f)	01/16/2062	9,597,818
13,076,011	Series 2022-183-B	5.00%		04/20/2047	13,116,690
79,845,817	Series 2022-188-IO	2.50	%(f)	02/20/2051	11,662,655
79,398,878	Series 2022-202-IO	0.72	%(b)(f)	10/16/2063	4,862,554
77,881,435	Series 2022-207-EI	3.50	%(f)	02/20/2052	14,069,974
81,568,227	Series 2022-207-IO	3.00	%(f)	08/20/2051	13,971,683
73,329,466	Series 2022-21-IO	0.78	%(b)(f)	10/16/2063	4,203,832
51,835,102	Series 2022-218-IO	3.50	%(f)	01/20/2052	9,990,081
12,265,829	Series 2022-23-BA	3.00%		05/20/2049	11,110,110
143,193,436	Series 2022-27-IO	0.75	%(b)(f)	03/16/2064	7,624,062
91,635,462	Series 2022-35-IO	0.55	%(b)(f)	10/16/2063	4,234,172
141,216,637	Series 2022-38-IO	0.72	%(b)(f)	04/16/2064	7,351,526
407,842,189	Series 2022-39-IO	0.62	%(b)(f)	01/16/2064	20,731,516
119,767,989	Series 2022-42-IO	0.67	%(b)(f)	12/16/2063	5,997,873
22,562,879	Series 2022-44-TY	2.00%		12/20/2051	17,578,042
58,431,726	Series 2022-48-IO	0.71	%(b)(f)	01/16/2064	3,440,098
65,574,841	Series 2022-49-IO	0.76	%(b)(f)	03/16/2064	3,527,435
123,355,544	Series 2022-54-IO	0.59	%(b)(f)	10/16/2063	5,629,022
31,831,386	Series 2022-56-HI	2.50	%(f)	01/20/2052	4,465,816
77,588,825	Series 2022-62-IO	0.62	%(b)(f)	06/16/2064	3,807,051
203,723,592	Series 2022-71-IO	0.55	%(b)(f)	06/16/2064	8,533,166
271,170,012	Series 2022-72-DI	0.58	%(b)(f)	06/16/2064	12,196,929
96,312,616	Series 2022-73-IO	0.56	%(b)(f)	07/16/2064	4,742,366
5,944,000	Series 2022-78-HW	2.50%		04/20/2052	4,455,052
246,187,306	Series 2022-79-IO	0.69	%(b)(f)	08/16/2064	14,556,834
188,403,073	Series 2022-8-IO	0.86	%(b)(f)	09/16/2063	11,364,982
122,793,726	Series 2022-83-IO	2.50	%(f)	11/20/2051	18,064,480
123,791,717	Series 2022-86-IO	0.53	%(b)(f)	10/16/2063	5,287,763
55,806,644	Series 2022-9-EI	3.00	%(f)	01/20/2052	7,767,364
96,159,639	Series 2022-91-IO	0.43	%(b)(f)	07/16/2064	3,934,506
454,431,388	Series 2023-108-IO	0.69	%(b)(f)	08/16/2059	16,875,537
50,679,842	Series 2023-118-IO	0.65	%(b)(f)	05/16/2065	2,636,350
42,909,940	Series 2023-121-IB	0.87	%(b)(f)	03/16/2064	2,958,615
10,739,209	Series 2023-140-AS (-2 x 30 day avg SOFR US + 13.00%, 0.00% Floor, 13.00% Cap)	3.79	%(g)	09/20/2053	10,505,495
48,752,711	Series 2023-16-IO	0.90	%(b)(f)	07/16/2063	3,207,948
23,178,926	Series 2023-164-BV	3.00%		01/20/2052	19,565,684
39,365,985	Series 2023-173-GB	3.50%		11/20/2053	33,093,114
424,774,967	Series 2023-179-IO	0.61	%(b)(f)	09/16/2063	18,156,709
11,311,715	Series 2023-187-ZP	3.00	%(h)	11/20/2051	6,545,928
167,935,547	Series 2023-19-IO	2.50	%(f)	02/20/2051	24,738,972
24,693,409	Series 2023-196-DZ	4.50	%(h)	12/20/2053	21,256,635
29,889,687	Series 2023-24-IH	3.50	%(f)	07/20/2051	5,612,500
72,552,548	Series 2023-50-IO	0.86	%(b)(f)	06/16/2064	4,692,024
30,893,838	Series 2023-58-IO	2.50	%(f)	10/20/2050	4,223,052
34,075,883	Series 2023-60-PT	4.00%		10/20/2049	31,104,337
54,738,556	Series 2023-77-IO	0.70	%(b)(f)	04/16/2065	3,123,426
11,910,833	Series 2023-88-IO	0.92	%(b)(f)	03/16/2065	839,128
12,116,690	Series 2024-1-CZ	3.00	%(h)	01/20/2050	8,778,065
20,190,026	Series 2024-111-FM (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.80%		07/20/2054	20,269,659
30,493,756	Series 2024-143-IO	3.50	%(f)	02/20/2048	4,731,423
99,901,276	Series 2024-150-IO	0.97	%(b)(f)	09/16/2066	7,851,241
199,343,510	Series 2024-161-IO	0.74	%(b)(f)	06/16/2064	11,070,083
26,492,937	Series 2024-19-EZ	5.00	%(h)	12/20/2063	24,898,325
24,151,839	Series 2024-20-LB	2.50%		11/20/2051	15,885,945
22,451,130	Series 2024-20-LI	2.50	%(f)	11/20/2051	3,289,185
49,200,724	Series 2024-24-BI	3.00	%(f)	12/20/2051	7,908,377

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
17,800,216	Series 2024-40-FE (30 day avg SOFR US + 1.00%, 1.00% Floor, 7.00% Cap)	5.60%		03/20/2054	17,833,658
77,011,263	Series 2024-47-IO	0.74	%(b)(f)	10/16/2065	4,957,408
49,860,286	Series 2024-67-AI	0.74	%(b)(f)	10/16/2065	3,166,048
30,350,384	Series 2024-78-FH (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.85%		05/20/2054	30,432,172
85,900,380	Series 2024-86-IA	0.90	%(b)(f)	08/16/2065	6,012,013
	Total US Government and Agency Mortgage Backed Obligations (Cost $16,982,393,197)				15,496,249,008

US GOVERNMENT AND AGENCY OBLIGATIONS - 3.2%
300,205,000	United States Treasury Note/Bond	1.13%		05/15/2040	180,745,925
192,386,000	United States Treasury Note/Bond	1.13%		08/15/2040	114,825,996
335,238,000	United States Treasury Note/Bond	1.38%		11/15/2040	207,634,892
320,590,000	United States Treasury Note/Bond	1.88%		02/15/2041	214,898,196
148,600,000	United States Treasury Note/Bond	1.75%		08/15/2041	96,284,388
19,400,000	United States Treasury Note/Bond	2.00%		11/15/2041	13,036,532
186,150,000	United States Treasury Note/Bond	2.50%		02/15/2045	129,213,364
	Total US Government and Agency Obligations (Cost $984,236,238)				956,639,293

SHORT TERM INVESTMENTS - 1.2%
117,977,753	First American Government Obligations Fund - U	4.41	%(l)		117,977,753
117,977,753	JPMorgan US Government Money Market Fund - IM	4.44	%(l)		117,977,753
117,977,754	MSILF Government Portfolio - Institutional	4.42	%(l)		117,977,754
	Total Short Term Investments (Cost $353,933,260)				353,933,260
	Total Investments - 99.3% (Cost $33,953,403,082)				29,583,976,680
	Other Assets in Excess of Liabilities - 0.7%				206,861,088
	NET ASSETS - 100.0%				$29,790,837,768

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	52.0%
Non-Agency Residential Collateralized Mortgage Obligations	24.5%
Non-Agency Commercial Mortgage Backed Obligations	7.8%
Asset Backed Obligations	5.6%
Collateralized Loan Obligations	5.0%
US Government and Agency Obligations	3.2%
Short Term Investments	1.2%
Other Assets and Liabilities	0.7%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2024, the value of these securities total $8,718,495,192 or 29.3% of the Fund’s net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)	Value determined using significant unobservable inputs.
(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.
(f)	Interest only security
(g)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(h)	This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(i)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(j)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(k)	Principal only security
(l)	Seven-day yield as of period end.

COFI	Cost of Funds Index
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Futures Contracts
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
10 Year U.S. Ultra Treasury Notes	Short	(36,000)	3/20/2025	$(4,060,627,746)	$53,377,746
U.S. Treasury 2 Year Notes	Long	63,000	3/31/2025	12,951,949,056	1,441,632
U.S. Treasury 5 Year Notes	Long	12,000	3/31/2025	1,281,244,707	(5,588,451)
U.S. Treasury Ultra Bonds	Long	5,675	3/20/2025	696,411,311	(21,618,343)
U.S. Treasury Long Bonds	Long	26,000	3/20/2025	3,029,019,274	(69,081,773)
					$(41,469,189)

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

DoubleLine Core Fixed Income Fund	(Unaudited)

Schedule of Investments	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 3.6%
	Aaset Trust
2,473,725	Series 2021-2A-B	3.54	%(a)	01/15/2047	2,248,158
	Apollo Aviation Securitization Equity Trust
7,857,112	Series 2024-1A-B	6.90	%(a)	05/16/2049	7,989,560
5,896,578	Series 2024-2A-A	5.93	%(a)	09/16/2049	5,876,948
	Carbon Level Mitigation Trust
18,924,383	Series 2021-5-CERT	0.61	%(a)	10/13/2051	11,394,201
	Carvana Auto Receivables Trust
5,450,000	Series 2024-P3-A4	4.31%		09/10/2030	5,343,557
	Castlelake Aircraft Securitization Trust
4,386,350	Series 2021-1A-A	3.47	%(a)	01/15/2046	4,218,976
	Compass Datacenters LLC
5,340,000	Series 2024-1A-A1	5.25	%(a)	02/25/2049	5,317,164
	Diamond Infrastructure Funding LLC
3,000,000	Series 2021-1A-C	3.48	%(a)	04/15/2049	2,789,142
	DigitalBridge Group, Inc.
6,500,000	Series 2023-1A-A2A	5.00	%(a)	09/15/2048	6,402,225
	Exeter Automobile Receivables Trust
2,172,221	Series 2021-1A-D	1.08%		11/16/2026	2,151,001
8,500,000	Series 2021-1A-E	2.21	%(a)	02/15/2028	8,331,920
	FWEA
5,747,449	Series 2024-1-A	7.15	%(b)	08/25/2044	5,762,967
	GreenSky Home Improvement Issuer Trust
1,850,000	Series 2024-2-C	5.55	%(a)	10/27/2059	1,847,685
	Hardee’s Funding
3,473,750	Series 2024-1A-A2	7.25	%(a)	03/20/2054	3,555,532
	Helios Issuer LLC
3,965,704	Series 2018-1A-A	4.87	%(a)	07/20/2048	3,615,551
4,671,677	Series 2020-1A-A	3.35	%(a)	02/01/2055	3,924,373
	HERO Funding Trust
1,063,740	Series 2016-1A-A	4.05	%(a)	09/20/2041	991,295
	Horizon Aircraft Finance Ltd.
1,292,558	Series 2019-2-A	3.43	%(a)	11/15/2039	1,211,459
4,443,750	Series 2024-1-A	5.38	%(a)	09/15/2049	4,325,813
	Hyundai Auto Receivables Trust
5,200,000	Series 2024-C-C	4.86%		02/17/2032	5,146,341
	ITE Rail Fund LP
12,037,070	Series 2021-1A-A	2.25	%(a)	02/28/2051	10,955,804
	MACH 1 Cayman Ltd.
7,918,985	Series 2019-1-A	3.47	%(a)	10/15/2039	7,637,108
	Mosaic Solar Loans LLC
791,850	Series 2018-1A-A	4.01	%(a)	06/22/2043	738,720
1,061,517	Series 2019-2A-B	3.28	%(a)	09/20/2040	944,199
	Navient Student Loan Trust
4,701,177	Series 2018-A-B	3.68	%(a)	02/18/2042	4,592,358
	NBC Funding LLC
3,491,250	Series 2024-1A-A2	6.75	%(a)	07/30/2054	3,550,428
	NP Railcar Holdings LLC
2,288,967	Series 2016-1A-A1	4.16	%(a)	04/20/2046	2,271,810
4,982,952	Series 2019-1A-A2	3.24	%(a)	09/20/2049	4,790,217
	Pagaya AI Debt Selection Trust
1,507,746	Series 2021-2-NOTE	3.00	%(a)	01/25/2029	1,489,873
	Primrose Holdings, Inc.
19,250,000	Series 2019-1A-A2	4.48	%(a)	07/30/2049	18,924,028
	Sapphire Aviation Finance Ltd.
2,613,180	Series 2020-1A-A	3.23	%(a)	03/15/2040	2,468,491
	SEB Funding LLC
4,987,500	Series 2021-1A-A2	4.97	%(a)	01/30/2052	4,868,150

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	SERVPRO Master Issuer LLC
950,000	Series 2019-1A-A2	3.88	%(a)	10/25/2049	923,996
	Shenton Aircraft Investment Ltd.
894,459	Series 2015-1A-A	4.75	%(a)	10/15/2042	841,229
	SOFI Alternative Trust
1,087,909	Series 2021-1-PT1	9.72	%(a)(c)	05/25/2030	1,079,735
1,480,421	Series 2021-2-A	1.25	%(a)	08/15/2030	1,458,252
75,000	Series 2021-2-R1	0.00	%(a)(b)(d)	08/15/2030	313,452
	Start Ltd./Bermuda
1,566,338	Series 2019-1-A	4.09	%(a)	03/15/2044	1,544,974
	Start/Bermuda
1,768,823	Series 2018-1-A	4.09	%(a)	05/15/2043	1,754,294
	Subway Funding LLC
4,500,000	Series 2024-1A-A23	6.51	%(a)	07/30/2054	4,631,043
5,000,000	Series 2024-3A-A23	5.91	%(a)	07/30/2054	4,901,070
	Sunrun, Inc.
4,224,178	Series 2019-2-A	3.61	%(a)	02/01/2055	3,933,546
9,908,332	Series 2020-1A-A	2.21	%(a)	07/31/2051	8,788,828
	Switch ABS Issuer LLC
6,000,000	Series 2024-2A-A2	5.44	%(a)	06/25/2054	5,989,481
	Tesla Sustainable Energy Trust
3,600,000	Series 2024-1A-B	5.82	%(a)	06/21/2050	3,581,978
	Upgrade Master Pass-Thru Trust
245,542	Series 2021-PT3-A	16.43	%(a)(c)	07/15/2027	227,626
1,040,126	Series 2021-PT4-A	11.79	%(a)(c)	08/15/2027	958,551
	Upstart Pass-Through Trust Series
488,202	Series 2021-ST2-A	2.50	%(a)	04/20/2027	482,882
	Upstart Securitization Trust
6,828,561	Series 2021-2-C	3.61	%(a)	06/20/2031	6,758,097
3,279,442	Series 2021-3-C	3.28	%(a)	07/20/2031	3,229,258
863,683	Series 2021-4-B	1.84	%(a)	09/20/2031	861,384
15,550,000	Series 2021-4-C	3.19	%(a)	09/20/2031	15,042,051
4,736,857	Series 2023-3-A	6.90	%(a)	10/20/2033	4,778,437
	USASF Receivables LLC
2,104,551	Series 2021-1A-C	2.20	%(a)	05/15/2026	1,975,078
	Vantage Data Centers Holding LLC
8,000,000	Series 2020-2A-A2	1.99	%(a)	09/15/2045	7,307,105
	WAVE USA
7,614,292	Series 2019-1-A	3.60	%(a)	09/15/2044	7,151,793
	Total Asset Backed Obligations (Cost $256,397,941)				244,189,194
BANK LOANS - 3.3%
	AAdvantage Loyalty IP Ltd.
920,500	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	9.63%		04/20/2028	946,545
	ABG Intermediate Holdings 2 LLC
95,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%)	6.59%		12/21/2028	95,490
	Access CIG LLC
662,761	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.50% Floor)	9.59%		08/18/2028	670,038
	Acrisure LLC
1,536,952	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.36%		11/06/2030	1,541,394
	Acuris Finance US, Inc.
651,650	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.08%		02/16/2028	656,762
	ADMI Corp.
546,527	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.22%		12/23/2027	538,329
737,550	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	10.11%		12/23/2027	742,160
	AI Aqua Merger Sub, Inc.
1,527,585	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.05%		07/31/2028	1,530,777

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Air Canada
431,738	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.34%	03/21/2031	434,302
	AlixPartners LLP
1,056,092	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	6.97%	02/04/2028	1,061,520
	Alliant Holdings Intermediate LLC
1,115,026	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.11%	09/19/2031	1,119,274
	Allied Universal Holdco LLC
1,758,545	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.21%	05/15/2028	1,766,476
	Allspring Buyer LLC
1,424,188	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.44%	11/01/2030	1,428,283
	Alpha Generation LLC
857,850	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.11%	09/30/2031	864,927
	Alterra Mountain Co.
1,126,542	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.11%	08/17/2028	1,135,346
574,572	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%	05/31/2030	580,321
	Altice France SA
982,122	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	10.16%	08/31/2028	791,345
	Amentum Holdings, Inc.
1,040,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.61%	09/29/2031	1,037,613
	Apple Bidco LLC
921,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.22%	09/25/2028	927,914
	Applied Systems, Inc.
447,750	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.33%	02/24/2031	452,610
330,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.25%, 0.00% Floor)	9.85%	02/23/2032	340,077
	Apro LLC
832,913	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.27%	07/09/2031	842,108
	Arches Buyer, Inc.
240,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.71%	12/06/2027	234,917
	Ardonagh Group Finco Pty Ltd.
26,671	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.08%	02/18/2031	26,871
127,194	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%, 0.00% Floor)	8.53%	02/18/2031	128,148
303,572	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%, 0.00% Floor)	8.53%	02/18/2031	305,849
	Arsenal AIC Parent LLC
119,400	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%	08/19/2030	120,564
	Artera Services LLC
446,723	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	8.83%	02/10/2031	443,589
	Ascend Learning LLC
575,393	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.96%	12/11/2028	579,216
594,057	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.96%	12/11/2028	598,005
356,328	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.75%, 0.50% Floor)	10.21%	12/10/2029	354,324
	Aspire Bakeries Holdings LLC
693,254	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%	12/23/2030	701,053

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	AssuredPartners, Inc.
1,399,749	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%	02/14/2031	1,404,340
	Astra Acquisition Corp.
699,785	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 8.88%, 0.75% Floor)	13.47%	10/25/2029	49,422
	Asurion LLC
551,407	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.72%	07/30/2027	550,847
295,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.94%	02/03/2028	288,995
123,145	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.71%	08/21/2028	123,409
485,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.72%	01/22/2029	469,577
1,005,043	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.61%	09/19/2030	1,003,786
	AthenaHealth Group, Inc.
1,536,328	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.61%	02/15/2029	1,543,188
	Aveanna Healthcare LLC
1,167,639	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.36%	07/17/2028	1,159,833
243,366	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.00%, 0.50% Floor)	11.66%	12/10/2029	235,456
	Bally’s Corp.
846,959	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.14%	10/02/2028	803,133
	Bausch + Lomb Corp.
1,557,483	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.69%	05/10/2027	1,565,340
553,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.33%	09/29/2028	556,630
	BCP Renaissance Parent LLC
1,014,197	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.33%	10/31/2028	1,024,445
	BCPE Empire Holdings, Inc.
2,415,129	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%	12/26/2028	2,431,491
	Belron Finance LLC
708,225	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	7.27%	10/16/2031	715,863
	Boost Newco Borrower LLC
1,281,788	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.83%	01/31/2031	1,291,138
	Boxer Parent Co., Inc.
3,455,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.34%	07/30/2031	3,487,788
520,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.75%, 0.00% Floor)	10.34%	07/30/2032	513,068
	Brand Industrial Services, Inc.
939,873	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.07%	08/01/2030	916,465
	Brazos Delaware II LLC
114,138	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	8.25%	02/11/2030	115,074
	BroadStreet Partners, Inc.
82,689	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%	06/13/2031	83,068
807,805	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%	06/16/2031	811,513
	Brown Group Holding LLC
863,681	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.12%	07/01/2031	867,935
311,496	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.12%	07/01/2031	313,030

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Camelot US Acquisition LLC
19,433	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.11%		01/31/2031	19,442
916,439	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.11%		01/31/2031	916,870
212,535	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.11%		01/31/2031	212,635
	Carnival Corp.
162,974	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	7.11%		08/09/2027	164,375
1,364,793	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	7.11%		10/18/2028	1,376,312
	Castle US Holding Corp.
330,207	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.53%		01/29/2027	196,708
	Castlelake Aviation One LLC
1,260,481	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	6.86%		10/22/2026	1,264,735
662	Senior Secured First Lien Term Loan (3 mo. LIBOR US + 2.75%, 0.50% Floor)	8.42	%(e)	10/22/2026	665
	Cengage Learning, Inc.
198,784	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 1.00% Floor)	7.86%		11/24/2031	200,062
343,491	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 1.00% Floor)	8.01%		11/24/2031	345,700
	Central Parent LLC
2,686,629	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.85%		07/06/2029	2,654,564
	Chariot Buyer LLC
895,249	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.71%		11/03/2028	901,686
	Charter Next Generation, Inc.
562,462	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.75% Floor)	7.53%		12/02/2030	566,200
	CHG Healthcare Services, Inc.
592,010	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.28%		09/29/2028	597,682
	CHG PPC Parent LLC
1,966,586	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.47%		12/08/2028	1,980,116
	Clarios Global LP
1,536,150	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%		05/06/2030	1,544,407
	Cloud Software Group, Inc.
1,714	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.83%		03/29/2029	1,721
683,712	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	7.83%		03/29/2029	686,587
715,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.31%		03/24/2031	718,192
	ClubCorp Holdings, Inc.
32,080	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	9.33%		09/18/2026	32,218
786,604	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	9.33%		09/18/2026	789,966
	Clydesdale Acquisition Holdings, Inc.
851,440	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.18%, 0.50% Floor)	7.53%		04/13/2029	854,101
	CMG Media Corp.
248,654	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.93%		06/18/2029	224,286
	CNT Holdings I Corp.
173,250	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.75% Floor)	8.09%		11/08/2027	174,599
	Columbus McKinnon Corp./NY
112,210	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	6.83%		05/15/2028	113,051

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	CommScope T/L
0	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.50%, 0.00% Floor)	9.86%		12/18/2029	–
705,983	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.50%, 0.00% Floor)	9.86%		12/18/2029	685,402
	Compass Power Generation LLC
1,499,348	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.11%		04/16/2029	1,514,342
	Connect Finco SARL
232,577	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%		12/11/2026	230,761
	Conservice Midco LLC
981,795	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	7.86%		05/13/2027	990,386
	Constant Contact, Inc.
964,362	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	8.92%		02/10/2028	866,721
	Construction Partners, Inc.
830,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%)	6.84%		11/03/2031	835,710
	CoreLogic, Inc.
343,610	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.19%		06/02/2028	339,898
	Cornerstone Building Brands, Inc.
554,911	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.75%		04/12/2028	531,466
124,688	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	8.90%		05/15/2031	120,441
	Cornerstone Generation LLC
1,165,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	7.65%		10/28/2031	1,176,650
	Cornerstone OnDemand, Inc.
706,887	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.22%		10/16/2028	624,182
	Cotiviti, Inc.
1,146,477	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.30%		04/30/2031	1,154,364
	CPI Holdco B LLC
329,175	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		05/19/2031	328,910
415,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	6.65%		05/19/2031	415,390
	CPPIB OVM Member US LLC
389,025	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.58%		08/20/2031	392,065
	CQP Holdco LP
970,554	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	6.33%		12/31/2030	973,345
	Crosby US Acquisition Corp.
416,358	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.07%		08/16/2029	421,148
	Cross Financial Corp.
821,426	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		10/31/2031	827,587
	Crown Equipment Corp.
830,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%)	6.94%		10/10/2031	836,744
	Crown Finance US, Inc.
715,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.80%		12/02/2031	716,230
	CSC Holdings LLC
962,370	Senior Secured First Lien Term Loan (1 Month Synthetic LIBOR + 2.50%, 0.00% Floor)	7.17	%(e)	04/15/2027	890,193
	Cube A&D Buyer, Inc.
910,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.13%		10/20/2031	917,203
	Curium Bidco Sarl
687,404	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.83%		07/31/2029	695,570
203,712	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.83%		07/31/2029	206,132
458,474	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.83%		07/31/2029	463,921

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Cyborg Oldco DC Holdings, Inc.
372,286	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	7.30	%(b)(f)	05/01/2026	2,048
	Dcert Buyer, Inc.
479,539	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.36%		10/16/2026	461,894
254,379	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 7.00%, 0.00% Floor)	11.36%		02/16/2029	207,319
	Deerfield Dakota Holding LLC
1,404,461	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	8.35%		04/09/2027	1,376,814
	Dexko Global, Inc.
742,712	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.34%		10/04/2028	704,006
	DG Investment Intermediate Holdings 2, Inc.
1,228,720	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.22%		03/31/2028	1,243,311
250,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.75% Floor)	11.22%		03/29/2029	249,493
	Directv Financing LLC
548,821	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.75% Floor)	9.85%		08/02/2027	551,617
229,330	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 0.75% Floor)	10.10%		08/02/2029	225,621
	Dun & Bradstreet Corp.
767,289	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.59%		01/18/2029	768,728
	Dynasty Acquisition Co., Inc.
187,378	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%)	6.61%		10/31/2031	188,476
492,622	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.61%		10/31/2031	495,509
	EAB Global, Inc.
1,007,388	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.61%		08/16/2028	1,012,550
	Ecovyst Catalyst Technologies LLC
251,791	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.84%		06/12/2031	253,228
652,793	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.84%		06/12/2031	656,517
	Edelman Financial Engines Center LLC
465,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.61%		10/06/2028	469,797
	Edelman Financial Engines Center T/L
1,905,012	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%)	7.38%		04/07/2028	1,918,899
	Edgewater Generation LLC
506,667	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%		08/01/2030	514,449
	EG America LLC
627,373	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%		02/07/2028	632,675
	Eisner Advisory Group LLC
916,470	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.36%		02/28/2031	928,090
	Element Materials Technology Group US Holdings, Inc.
1,151,251	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.08%		06/25/2029	1,160,248
	Ellucian Holdings, Inc.
1,243,344	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%		10/29/2029	1,253,291
55,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.11%		11/22/2032	56,192
	Emrld Borrower LP
818,588	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.83%		08/04/2031	822,852

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Everi Holdings, Inc.
453,071	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	6.97%		08/03/2028	454,738
	Fertitta Entertainment LLC/NV
2,311,359	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%		01/29/2029	2,322,800
	FinThrive Software Intermediate Holdings, Inc.
425,638	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.50%		12/18/2028	286,816
	First Advantage Holdings LLC
1,379,598	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		10/31/2031	1,395,980
	Focus Financial Partners LLC
2,099,508	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		09/17/2031	2,121,416
	Foresight Energy LLC
478,973	Senior Secured First Lien Term Loan (3 mo. SOFR US + 8.00%, 1.50% Floor)	12.43	%(b)	06/30/2027	380,783
	Fortrea Holdings, Inc.
59,794	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%, 0.50% Floor)	8.49%		07/01/2030	60,392
	Freeport LNG Investments LLLP
699,744	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	7.84%		12/21/2028	703,953
	Frontdoor, Inc.
270,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.61%		12/19/2031	271,350
	Frontier Communications Holdings LLC
937,650	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.76%		07/01/2031	950,543
	Gainwell Acquisition Corp.
1,917,109	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	8.69%		10/01/2027	1,861,724
	Garda World Security Corp.
1,539,691	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	7.90%		02/01/2029	1,548,359
	GBT US III LLC
375,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.63%		07/28/2031	377,297
	GIP II Blue Holding LP
353,323	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	8.11%		09/29/2028	356,268
	GIP Pilot Acquisition Partners LP
461,920	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.09%		10/04/2030	465,385
	Gogo Intermediate Holdings LLC
733,261	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.22%		04/28/2028	697,742
	Golden State Foods LLC
575,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.77%		12/04/2031	580,839
	Graham Packaging Co., Inc.
1,120,812	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%		08/04/2027	1,124,864
	Grant Thornton Advisors Holdings LLC
200,543	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	7.13%		05/30/2031	200,838
	Grant Thornton LLP/Chicago
678,300	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.82%		05/30/2031	679,297
	Gray Television, Inc.
625,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	7.67%		12/01/2028	579,181
	Great Outdoors Group LLC
1,270,145	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.22%		03/06/2028	1,278,719
	Greystone Select Financial LLC
372,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.75% Floor)	9.88%		06/19/2028	371,070

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Grifols Worldwide Operations USA, Inc.
570,631	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.74%		11/15/2027	569,241
	Hamilton Projects Acquiror LLC
225,170	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.32%		05/30/2031	227,210
	Helios Software Holdings, Inc.
787,533	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.09%		07/15/2030	793,144
	Hexion Holdings Corp.
1,185,881	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.45%		03/15/2029	1,188,015
	Hightower Holding LLC
1,383,050	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.07%		04/21/2028	1,392,268
	Hilton Grand Vacations Borrower LLC
615,350	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.61%		01/17/2031	618,091
	HomeServe USA Holding Corp.
466,475	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.37%		10/21/2030	467,466
	Hunter Douglas, Inc.
314,359	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.02%		02/26/2029	314,595
856,126	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.02%		02/26/2029	856,768
	INEOS US Finance LLC
2,125,686	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		02/19/2030	2,137,834
	Ineos US Finance T/L B
299,250	Senior Secured Term Loan	7.76	%(g)	02/07/2031	302,057
	INEOS US Petrochem LLC
1,200,925	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.71%		03/29/2029	1,211,433
565,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%		10/07/2031	571,356
	ION Trading Finance T/L B
340,375	Senior Secured Term Loan	7.98	%(g)	04/03/2028	341,257
	Iron Mountain Information Management LLC
1,173,150	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		01/31/2031	1,174,616
	Kenan Advantage Group, Inc.
923,510	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		01/25/2029	930,441
	Klockner Pentaplast of America, Inc.
470,678	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.73%, 0.50% Floor)	9.72%		02/09/2026	431,847
	Kodiak BP LLC
135,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.27%		12/04/2031	135,265
	Kronos Acquisition Holdings, Inc.
728,175	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.58%		07/08/2031	689,491
	Lasership T/L E
168,000	Senior Secured Term Loan	12.28	%(g)	08/10/2029	65,240
	LBM Acquisition LLC
1,742,182	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.30%		06/06/2031	1,730,204
	LC Ahab US Bidco LLC
802,988	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%		05/01/2031	810,519
	Level 3 Financing, Inc.
182,946	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.56%, 2.00% Floor)	10.92%		04/16/2029	186,857
182,946	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.56%, 2.00% Floor)	11.13%		04/15/2030	186,765

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Life Time, Inc.
580,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%)	7.03%	11/05/2031	583,045
	LifePoint Health, Inc.
169,575	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 1.00% Floor)	7.96%	05/19/2031	170,158
1,517,385	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.41%	05/19/2031	1,524,660
	Lightning Power LLC
753,113	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.74%	08/18/2031	762,632
	Lumen Technologies, Inc.
515,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.35%)	7.04%	04/16/2029	485,297
	Lummus Technology Holdings V LLC
1,005,648	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%)	7.36%	12/31/2029	1,014,608
	Madison IAQ LLC
1,431,046	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.75%, 0.50% Floor)	7.89%	06/21/2028	1,437,979
	Madison Safety & Flow LLC
428,925	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%	09/26/2031	432,612
	McAfee Corp.
1,123,825	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.37%	03/01/2029	1,126,214
	Medline Borrower LP
1,152,028	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	6.61%	10/23/2028	1,157,396
	MH Sub I LLC
905,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.25%)	8.76%	12/11/2031	898,493
	Michaels Cos., Inc.
279,182	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.75% Floor)	9.17%	04/17/2028	226,056
	Mister Car Wash Holdings, Inc.
219,450	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.09%	03/27/2031	220,762
	Mitchell International, Inc.
2,249,363	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.61%	06/17/2031	2,253,366
500,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.82%	06/17/2032	495,835
	MITER Brands Acquisition Holdco, Inc.
218,900	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%	03/28/2031	221,408
	Modena Buyer LLC
315,195	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	9.10%	07/01/2031	306,077
	Motion Finco Sarl
471,824	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.83%	11/30/2029	467,596
	Natgasoline LLC
1,182,556	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.00% Floor)	9.02%	11/14/2025	1,176,643
	NEP Group, Inc.
1,191,593	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25% + 1.50% PIK, 0.00% Floor)	8.12%	08/19/2026	1,092,095
37,322	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25% + 1.50% PIK, 0.00% Floor)	8.12%	08/19/2026	34,206
	Newfold Digital Holdings Group, Inc.
347,472	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.14%	02/10/2028	236,010
	Nouryon Finance BV
195,031	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.66%	04/03/2028	196,799
736,654	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.66%	04/03/2028	743,332

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Nvent Thermal LLC
910,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	8.02%	09/12/2031	921,093
	Olympus Water US Holding Corp.
1,331,663	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.10%	06/23/2031	1,337,488
	OneDigital Borrower LLC
1,572,100	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.61%	07/02/2031	1,578,043
520,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.50% Floor)	9.61%	07/02/2032	518,864
	Ontario Gaming GTA LP
1,132,530	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.89%	08/01/2030	1,136,273
	Oryx Midstream Services Permian Basin LLC
1,013,870	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.51%	10/05/2028	1,021,393
	Ovg Business Services LLC
748,125	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%	06/25/2031	750,931
	Pacific Dental Services, Inc.
1,067,423	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.13%	03/17/2031	1,076,095
	Packaging Coordinators Midco, Inc.
1,386,960	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.75% Floor)	7.84%	11/30/2027	1,394,762
	Pactiv Evergreen Group Holdings, Inc.
632,693	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%	09/25/2028	636,154
128,264	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%	09/25/2028	128,965
161,688	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%	09/25/2028	162,573
	Par Petroleum LLC
270,189	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.33%	02/28/2030	269,851
	Peraton Corp.
947,485	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.21%	02/01/2028	884,022
	Perrigo Investments LLC
687,440	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%	04/20/2029	690,706
	PetSmart LLC
2,382,689	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.21%	02/14/2028	2,377,721
	Phoenix Newco, Inc.
1,322,595	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.36%	11/15/2028	1,333,341
	Playa Resorts Holding BV
1,260,924	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.11%	01/05/2029	1,263,642
	PointClickCare Technologies, Inc.
1,026,926	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.58%	11/03/2031	1,034,628
	Polar US Borrower LLC
214	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.98%	10/15/2028	155
176,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.98%	10/15/2028	127,776
215	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.98%	10/15/2028	156
174,912	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.98%	10/15/2028	126,986
	Polaris Newco LLC
897,028	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	8.85%	06/05/2028	899,778
	Pregis TopCo LLC
1,377,637	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.36%	07/31/2026	1,388,341

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Pretium PKG Holdings, Inc.
11,015	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.60%, 1.00% Floor)	9.17%	10/02/2028	8,808
551,832	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.60%, 1.00% Floor)	9.17%	10/02/2028	441,292
302,386	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 1.00% Floor)	9.57%	10/02/2028	312,593
8,094	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 1.00% Floor)	9.57%	10/02/2028	8,368
275,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 6.75%, 0.50% Floor)	11.53%	10/01/2029	103,440
	Proofpoint, Inc.
1,416,446	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.36%	08/31/2028	1,424,952
	Quikrete Holdings, Inc.
586,674	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.61%	03/19/2029	587,041
173,688	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%	04/14/2031	173,806
	Radiology Partners, Inc.
30,126	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.28%	01/31/2029	29,848
1,370,003	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.28%	01/31/2029	1,357,331
	RealPage, Inc.
340,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.08%	04/24/2028	342,020
	Restaurant Technologies, Inc.
1,168,229	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	1,149,613
111,576	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	109,799
111,576	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	109,798
	Sabre GLBL, Inc.
118,570	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.97%	12/17/2027	115,606
67,428	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.97%	12/17/2027	65,742
378,506	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.00%, 0.00% Floor)	10.46%	11/15/2029	377,560
164,859	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.00%, 0.00% Floor)	10.46%	11/15/2029	161,562
	Sandisk Corp./DE
455,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	7.52%	02/09/2032	448,034
	Scientific Games Holdings LP
573,563	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.59%	04/04/2029	575,642
	Sedgwick Claims Management Services, Inc.
1,122,188	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.59%	07/31/2031	1,130,340
	Select Medical Corp.
550,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	6.53%	12/03/2031	552,519
	Signia Aerospace LLC
629,538	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.40%	12/11/2031	630,722
515,077	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.40%	12/11/2031	516,045
	Six Flags Entertainment Corp.
353,225	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%	05/01/2031	354,770
	Sotera Health Holdings LLC
1,406,475	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.84%	05/30/2031	1,411,756

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Southern Veterinary Partners LLC
1,250,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.71%		12/04/2031	1,260,394
	Spin Holdco, Inc.
407,305	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	8.71%		03/06/2028	344,843
	Staples, Inc.
379,050	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.75%, 0.50% Floor)	10.18%		09/10/2029	363,238
	Starwood Property Mortgage LLC
374,198	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.75% Floor)	7.71%		07/27/2026	374,900
	StubHub Holdco Sub LLC
917,867	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.11%		03/15/2030	921,309
	SWF Holdings I FLSO T/L A2
499,029	Senior Secured Term Loan	8.48	%(g)	10/06/2028	449,126
	Tamko Building Products LLC
317,500	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%)	7.08%		09/20/2030	320,478
317,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%)	7.09%		09/20/2030	320,478
	Team Health Holdings, Inc.
718,179	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	9.84%		03/02/2027	696,365
	Tecta America Corp.
800,950	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.75% Floor)	8.71%		04/10/2028	806,288
	Tempur Sealy International, Inc.
2,885,000	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 2.50%, 0.00% Floor)	6.81%		10/24/2031	2,896,713
	Thunder Generation Funding LLC
1,027,425	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.61%		10/03/2031	1,035,449
	Tiger Acquisition LLC
900,099	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.34%		06/01/2028	902,349
	Titan Acquisition Ltd./Canada
1,164,150	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.50%, 0.00% Floor)	8.78%		02/15/2029	1,175,431
	TK Elevator US Newco, Inc.
568,910	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	8.59%		04/30/2030	573,749
990,399	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	8.59%		04/30/2030	998,822
	Trans Union LLC
422,875	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%		06/24/2031	422,809
	TransDigm, Inc.
1,990,175	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.83%		02/28/2031	1,995,827
937,650	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.32%		01/20/2032	940,702
	Travelport Finance Luxembourg Sarl
453,132	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.41%, 1.00% Floor)	11.32%		09/29/2028	425,518
157,629	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.41%, 1.00% Floor)	11.32%		09/29/2028	148,023
	Traverse Midstream Partners T/L B
277,654	Senior Secured First Lien Term Loan	7.56	%(g)	02/16/2028	279,505
	TricorBraun Holdings, Inc.
984,803	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.72%		03/03/2028	985,325
	Trident TPI Holdings, Inc.
1,042,331	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.19%		09/18/2028	1,052,989

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Triton Water Holdings, Inc.
1,556,728	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	7.84%	03/31/2028	1,570,941
	UFC Holdings LLC
675,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.77%	11/21/2031	679,563
	UKG, Inc.
2,154,175	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.62%	02/10/2031	2,172,065
	Ultra Clean Holdings, Inc.
562,917	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%	02/25/2028	568,197
	United Airlines, Inc.
941,179	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.63%	02/24/2031	945,466
	United Natural Foods, Inc.
462,675	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.44%	05/01/2031	471,119
	United Talent Agency LLC
342,413	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.20%	07/07/2028	344,981
	Univision Communications, Inc.
744,573	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	06/25/2029	748,996
	Upbound Group, Inc.
658,705	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	7.34%	02/17/2028	660,352
	Vantage Specialty Chemicals, Inc.
1,143,956	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.50% Floor)	9.11%	10/26/2026	1,133,947
	Verde Purchaser LLC
279,298	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.10%	11/29/2030	280,520
	Vestis Corp.
311,719	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.76%	02/24/2031	312,889
	Victra Holdings LLC
65,894	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.75% Floor)	9.61%	03/29/2029	66,842
	Virgin Media Bristol LLC
1,485,000	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.18%, 0.00% Floor)	7.72%	03/31/2031	1,473,127
	Vistra Operations Co. LLC
252,450	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%	12/20/2030	253,311
	Vortex Opco LLC
254,891	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.03%	12/17/2028	161,983
	VT Topco, Inc.
396,012	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.33%	08/12/2030	399,266
	Wand NewCo 3, Inc.
163,303	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%	01/30/2031	164,175
271,307	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%	01/30/2031	272,756
	WaterBridge Midstream Operating LLC
937,650	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	9.08%	06/27/2029	935,306
	WaterBridge NDB Operating LLC
458,850	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%)	8.38%	05/10/2029	464,381
	WestJet Loyalty LP
1,364,688	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.58%	02/14/2031	1,372,002
	Whatabrands LLC
2,216,860	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%	08/03/2028	2,224,851

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	White Cap Supply Holdings LLC
720,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.82%		10/31/2029	722,279
	WhiteWater DBR HoldCo LLC
443,888	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.63%		03/03/2031	447,077
	Zayo Group Holdings, Inc.
662,145	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.47%		03/09/2027	621,615
	Zelis Payments Buyer, Inc.
830,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		11/26/2031	833,976
	Ziggo Financing Partnership
850,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.01%		04/28/2028	847,505
	Total Bank Loans (Cost $223,538,504)				223,230,721

COLLATERALIZED LOAN OBLIGATIONS - 3.6%
	Aimco CDO
2,000,000	Series 2018-AA-D1R (3 mo. Term SOFR + 2.85%, 2.85% Floor)	7.37	%(a)	10/17/2037	2,039,340
	Anchorage Capital CLO Ltd.
5,000,000	Series 2021-19A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.13	%(a)	10/15/2034	5,002,519
	Babson CLO Ltd./Cayman Islands
2,000,000	Series 2018-1A-C (3 mo. Term SOFR + 2.86%, 0.00% Floor)	7.52	%(a)	04/15/2031	2,005,757
	Bain Capital Credit CLO
500,000	Series 2024-4A-D1 (3 mo. Term SOFR + 3.10%, 3.10% Floor)	7.97	%(a)	10/23/2037	510,426
5,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65	%(a)	01/21/2038	5,000,000
	Battalion CLO Ltd.
3,000,000	Series 2022-23A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	6.08	%(a)	10/15/2037	3,012,013
	Birch Grove CLO
10,000,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.41%, 1.41% Floor)	6.03	%(a)	10/20/2037	10,041,926
	Blackstone, Inc.
3,250,000	Series 2018-1A-D (3 mo. Term SOFR + 2.86%, 0.00% Floor)	7.51	%(a)	04/17/2030	3,275,772
	BlueMountain CLO Ltd.
4,000,000	Series 2015-3A-CR (3 mo. Term SOFR + 2.86%, 0.00% Floor)	7.48	%(a)	04/20/2031	4,008,604
2,000,000	Series 2016-3A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	7.89	%(a)	11/15/2030	2,017,776
2,400,000	Series 2017-2A-C (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.88	%(a)	10/20/2030	2,418,597
2,500,000	Series 2018-23A-D1R (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.47	%(a)	07/20/2037	2,560,975
	Canyon Capital CLO Ltd.
2,500,000	Series 2012-1RA-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.92	%(a)	07/15/2030	2,517,931
2,750,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	7.60	%(a)	01/30/2031	2,772,114
3,000,000	Series 2016-1A-DR (3 mo. Term SOFR + 3.06%, 0.00% Floor)	7.72	%(a)	07/15/2031	3,022,135
2,500,000	Series 2021-1A-D (3 mo. Term SOFR + 3.36%, 3.10% Floor)	8.02	%(a)	04/15/2034	2,521,351
	Canyon CLO
1,000,000	Series 2021-3A-D (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.97	%(a)	07/15/2034	1,008,581
	Carlyle Global Market Strategies
5,000,000	Series 2016-3A-DRRR (3 mo. Term SOFR + 2.85%, 2.85% Floor)	7.29	%(a)	07/20/2034	5,066,021
9,000,000	Series 2021-9A-D (3 mo. Term SOFR + 3.46%, 3.20% Floor)	8.08	%(a)	10/20/2034	9,080,356
1,000,000	Series 2022-5A-D1R (3 mo. Term SOFR + 3.15%, 3.15% Floor)	8.25	%(a)	10/15/2037	1,020,279
	Cathedral Lake CLO Ltd.
6,000,000	Series 2021-8A-C (3 mo. Term SOFR + 2.88%, 2.62% Floor)	7.50	%(a)	01/20/2035	6,030,316
5,000,000	Series 2021-8A-D1 (3 mo. Term SOFR + 3.68%, 3.42% Floor)	8.30	%(a)	01/20/2035	5,047,538
	Cent CLO
9,500,000	Series 2018-27A-DR (3 mo. Term SOFR + 4.09%, 3.83% Floor)	8.72	%(a)	01/25/2035	9,591,651
	Dryden Senior Loan Fund
3,000,000	Series 2015-40A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	7.89	%(a)	08/15/2031	3,027,142

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,200,000	Series 2016-43A-DR3 (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.13	%(a)	04/20/2034	2,219,213
2,000,000	Series 2018-57A-D (3 mo. Term SOFR + 2.81%, 2.55% Floor)	7.34	%(a)	05/15/2031	2,004,483
	ING Investment Management CLO Ltd.
3,000,000	Series 2014-1A-CR2 (3 mo. Term SOFR + 3.06%, 0.00% Floor)	7.69	%(a)	04/18/2031	3,022,839
	LCM LP
2,000,000	Series 25A-D (3 mo. Term SOFR + 3.71%, 0.00% Floor)	8.33	%(a)	07/20/2030	2,015,077
3,250,000	Series 28A-D (3 mo. Term SOFR + 3.21%, 2.95% Floor)	7.83	%(a)	10/20/2030	3,256,499
4,000,000	Series 30A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.88	%(a)	04/20/2031	4,031,361
	LCM XIII LP
4,000,000	Series 14A-DR (3 mo. Term SOFR + 3.01%, 0.00% Floor)	7.63	%(a)	07/20/2031	4,030,466
	Magnetite CLO Ltd.
2,000,000	Series 2019-23A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.94	%(a)	01/25/2035	2,018,386
	Marble Point CLO
1,500,000	Series 2022-2A-BR (3 mo. Term SOFR + 2.85%, 2.85% Floor)	7.47	%(a)	10/20/2036	1,523,128
	Menlo CLO Ltd.
3,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.75	%(a)	01/20/2038	3,016,143
	Neuberger Berman CLO Ltd.
2,000,000	Series 2019-32A-DR (3 mo. Term SOFR + 2.96%, 2.70% Floor)	7.58	%(a)	01/20/2032	2,009,993
	Octagon Investment Partners Ltd.
5,600,000	Series 2012-1A-CRR (3 mo. Term SOFR + 4.16%, 3.90% Floor)	8.82	%(a)	07/15/2029	5,640,657
2,000,000	Series 2013-1A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.91	%(a)	07/17/2030	2,008,927
2,000,000	Series 2013-1A-DR2 (3 mo. Term SOFR + 2.76%, 0.00% Floor)	7.39	%(a)	01/25/2031	2,009,813
2,250,000	Series 2014-1A-CR3 (3 mo. Term SOFR + 3.01%, 2.75% Floor)	7.53	%(a)	02/14/2031	2,270,044
10,000,000	Series 2016-1A-DR (3 mo. Term SOFR + 3.21%, 0.00% Floor)	7.87	%(a)	07/15/2030	10,074,581
5,460,000	Series 2017-1A-CR (3 mo. Term SOFR + 3.56%, 0.00% Floor)	8.18	%(a)	03/17/2030	5,501,805
1,760,000	Series 2017-1A-D (3 mo. Term SOFR + 6.46%, 0.00% Floor)	11.08	%(a)	03/17/2030	1,765,558
1,500,000	Series 2018-18A-C (3 mo. Term SOFR + 2.96%, 0.00% Floor)	7.61	%(a)	04/16/2031	1,505,361
2,500,000	Series 2018-2A-C (3 mo. Term SOFR + 3.11%, 0.00% Floor)	7.74	%(a)	07/25/2030	2,519,885
3,500,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	8.23	%(a)	01/20/2035	3,531,507
	Octagon Investment Partners XXII LLC
2,500,000	Series 2014-1A-ERR (3 mo. Term SOFR + 5.71%, 5.71% Floor)	10.34	%(a)	01/22/2030	2,481,925
	OFSI Fund Ltd.
1,000,000	Series 2022-11A-BR (3 mo. Term SOFR + 2.80%, 2.80% Floor)	7.43	%(a)	10/18/2035	1,012,036
	Park Blue CLO Ltd.
5,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	6.04	%(a)	10/20/2037	5,025,947
	Sound Point CLO Ltd.
1,000,000	Series 2018-2A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	6.83	%(a)	07/26/2031	1,001,633
7,000,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	8.22	%(a)	07/15/2034	7,059,914
7,000,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	8.39	%(a)	10/25/2034	7,004,138
2,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	8.23	%(a)	07/20/2034	2,017,695
4,000,000	Series 2020-3A-D (3 mo. Term SOFR + 3.91%, 3.65% Floor)	8.54	%(a)	01/25/2032	4,034,523
1,250,000	Series 2021-3A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.14	%(a)	10/25/2034	1,256,989
1,000,000	Series 2021-4A-D (3 mo. Term SOFR + 3.66%, 3.66% Floor)	8.29	%(a)	10/25/2034	1,009,049
	Stewart Park CLO
10,000,000	Series 2015-1A-DR (3 mo. Term SOFR + 2.86%, 2.60% Floor)	7.52	%(a)	01/15/2030	10,019,792
	Storm King Park CLO Ltd.
1,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	6.02	%(a)	10/15/2037	1,006,697
	Symphony CLO Ltd.
3,000,000	Series 2015-16A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.97	%(a)	10/15/2031	3,022,649
	Trimaran CAVU LLC
10,000,000	Series 2021-3A-D (3 mo. Term SOFR + 4.04%, 3.78% Floor)	8.67	%(a)	01/18/2035	10,092,382
	Upland CLO
1,000,000	Series 2016-1A-CR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.78	%(a)	04/20/2031	1,007,587

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Voya CLO Ltd.
3,000,000	Series 2017-3A-CR (3 mo. Term SOFR + 3.41%, 0.00% Floor)	8.03	%(a)	04/20/2034	3,026,542
4,000,000	Series 2018-2A-D (3 mo. Term SOFR + 3.01%, 2.75% Floor)	7.67	%(a)	07/15/2031	4,030,536
	Wind River CLO Ltd.
2,250,000	Series 2014-1A-DRR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.89	%(a)	07/18/2031	2,266,903
1,000,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.67	%(a)	01/15/2031	881,706
4,000,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	8.29	%(a)	10/22/2031	4,031,095
3,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.98%, 3.72% Floor)	8.61	%(a)	04/18/2036	3,026,923
4,000,000	Series 2017-3A-DR (3 mo. Term SOFR + 4.11%, 3.85% Floor)	8.77	%(a)	04/15/2035	4,035,334
4,000,000	Series 2018-1A-D (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.82	%(a)	07/15/2030	4,029,624
2,000,000	Series 2021-1A-D1R (3 mo. Term SOFR + 3.95%, 3.95% Floor)	8.57	%(a)	07/20/2037	2,050,540
	Total Collateralized Loan Obligations (Cost $240,907,917)				243,007,005
FOREIGN CORPORATE BONDS - 5.7%
263,000	1375209 BC Ltd.	9.00	%(a)	01/30/2028	263,695
2,361,984	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	2,333,740
1,700,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	1,362,486
300,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	230,651
1,245,000	Adani International Container Terminal Pvt Ltd.	3.00	%(a)	02/16/2031	1,025,880
2,656,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	2,188,544
1,000,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	904,357
1,614,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	1,461,045
1,500,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	1,292,331
500,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	380,395
2,000,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	1,839,427
1,297,750	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	1,008,725
3,492,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.10%		01/19/2029	3,490,924
4,914,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (5 yr. CMT Rate + 2.72%)	6.95%		03/10/2055	5,059,722
200,000	Aeropuertos Dominicanos Siglo XXI SA	7.00	%(a)	06/30/2034	204,250
2,600,000	AES Espana BV	5.70	%(a)	05/04/2028	2,475,135
1,250,000	Agrosuper SA	4.60%		01/20/2032	1,119,187
6,342,000	AIB Group PLC (SOFR + 1.91%)	5.87	%(a)	03/28/2035	6,356,976
885,414	AL Candelaria Spain SA	7.50%		12/15/2028	874,985
3,200,000	AL Candelaria Spain SA	5.75	%(a)	06/15/2033	2,602,711
1,650,000	AL Candelaria Spain SA	5.75%		06/15/2033	1,342,023
800,000	Altice Financing SA	5.00	%(a)	01/15/2028	626,986
805,000	Altice France Holding SA	6.00	%(a)	02/15/2028	213,272
1,660,000	Altice France SA	5.50	%(a)	10/15/2029	1,251,660
1,200,000	AngloGold Ashanti Holdings PLC	3.38%		11/01/2028	1,109,383
2,623,000	ArcelorMittal SA	6.00%		06/17/2034	2,671,070
1,305,000	Ardonagh Finco Ltd.	7.75	%(a)	02/15/2031	1,345,234
1,500,000	Aris Mining Corp.	8.00	%(a)	10/31/2029	1,486,253
1,093,425	Avation Capital SA 9.00% PIK	8.25	%(a)	10/31/2026	1,075,017
4,473,000	Avolon Holdings Funding Ltd.	5.75	%(a)	03/01/2029	4,522,949
5,525,000	Avolon Holdings Funding Ltd.	5.75	%(a)	11/15/2029	5,595,403
695,000	Azorra Finance Ltd.	7.75	%(a)	04/15/2030	691,655
1,200,000	Banco Continental SAECA	2.75%		12/10/2025	1,161,026
2,400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65	%(a)(h)	04/22/2031	2,065,047
500,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13	%(a)	07/01/2030	490,603
3,240,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%		07/01/2030	3,179,107
2,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	2,655,032
500,000	Banco del Estado de Chile (5 yr. CMT Rate + 3.23%)	7.95	%(a)(h)	05/02/2029	514,138
1,400,000	Banco do Estado do Rio Grande do Sul SA (5 yr. CMT Rate + 4.93%)	5.38%		01/28/2031	1,381,227

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,800,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	2,748,200
5,777,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%		07/08/2030	5,705,622
2,600,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63	%(h)	01/10/2028	2,554,328
1,100,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50	%(a)(h)	06/27/2029	1,065,234
1,100,000	Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)	8.38	%(a)(h)	05/20/2031	1,098,830
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	5.62	%(a)	12/10/2029	199,500
5,000,000	Banco Santander SA (1 yr. CMT Rate + 0.95%)	5.37%		07/15/2028	5,035,773
900,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%		12/24/2034	943,185
7,403,000	Bank of Montreal (5 yr. Swap Rate USD + 1.43%)	3.80%		12/15/2032	7,083,230
5,106,000	Barclays PLC (SOFR + 1.91%)	5.34%		09/10/2035	4,907,304
4,439,000	BAT Capital Corp.	4.54%		08/15/2047	3,505,286
1,900,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%		01/18/2033	1,768,836
2,200,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	2,089,282
1,685,000	Belron UK Finance PLC	5.75	%(a)	10/15/2029	1,669,092
1,040,000	Bombardier, Inc.	8.75	%(a)	11/15/2030	1,119,232
255,000	Bombardier, Inc.	7.00	%(a)	06/01/2032	259,720
1,400,000	Braskem Idesa SAPI	6.99%		02/20/2032	1,030,469
1,000,000	Braskem Netherlands Finance BV	4.50%		01/31/2030	847,396
1,400,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88	%(a)	02/15/2039	1,445,045
4,820,000	CaixaBank SA (SOFR + 2.26%)	6.04	%(a)	06/15/2035	4,867,055
2,800,000	Canacol Energy Ltd.	5.75%		11/24/2028	1,561,955
2,100,000	CAP SA	3.90	%(a)	04/27/2031	1,694,700
2,900,000	CAP SA	3.90%		04/27/2031	2,340,300
4,007,000	CCL Industries, Inc.	3.05	%(a)	06/01/2030	3,598,669
3,400,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13	%(h)	06/08/2026	3,333,202
200,000	Cencosud SA	4.38%		07/17/2027	195,562
4,940,479	Chile Electricity PEC SpA	0.00	%(a)	01/25/2028	4,164,823
5,111,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	5,110,615
1,075,200	Cometa Energia SAB de CV	6.38%		04/24/2035	1,063,723
4,356,000	Commonwealth Bank of Australia	4.32	%(a)	01/10/2048	3,517,460
2,881,000	Cosan Overseas Ltd.	8.25	%(h)	02/05/2025	2,881,000
5,400,000	Credito Real SAB de CV SOFOM ER (5 yr. CMT Rate + 7.03%)	9.13	%(f)(h)	11/29/2027	54,000
2,200,000	CSN Resources SA	5.88%		04/08/2032	1,777,411
1,600,000	CT Trust	5.13%		02/03/2032	1,433,106
2,700,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	2,599,604
14,682	Digicel Group Holdings Ltd.	0.00	%(a)(b)	12/31/2030	14,632
677,803	Digicel Group Holdings Ltd.	0.00	%(a)(b)	12/31/2030	120,409
1,788,649	Digicel Group Holdings Ltd.	0.00	%(a)(b)	12/31/2030	41,287
400,000	eG Global Finance PLC	12.00	%(a)	11/30/2028	447,806
4,846,000	Element Fleet Management Corp.	6.32	%(a)	12/04/2028	5,052,968
1,384,200	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	1,340,965
4,800,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	4,293,958
1,400,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	1,204,791
1,977,000	Enel Finance International NV	5.13	%(a)	06/26/2029	1,975,861
1,700,000	Energuate Trust	5.88%		05/03/2027	1,664,861
179,357	Fermaca Enterprises S de RL de CV	6.38%		03/30/2038	174,728
773,370	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	771,437
2,800,000	Freeport Indonesia PT	4.76%		04/14/2027	2,775,948
2,000,000	Freeport Indonesia PT	5.32%		04/14/2032	1,948,853

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
500,000	Freeport-McMoRan, Inc.	4.38%		08/01/2028	487,969
1,031,000	Frigorifico Concepcion SA	7.70%		07/21/2028	800,445
1,295,000	Garda World Security Corp.	4.63	%(a)	02/15/2027	1,258,911
930,000	Garda World Security Corp.	6.00	%(a)	06/01/2029	882,685
1,290,000	GGAM Finance Ltd.	6.88	%(a)	04/15/2029	1,309,471
4,223,000	Glencore Funding LLC	1.63	%(a)	04/27/2026	4,052,111
8,718,000	Glencore Funding LLC	5.37	%(a)	04/04/2029	8,791,232
2,075,000	Global Aircraft Leasing Co. Ltd.	8.75	%(a)	09/01/2027	2,118,868
1,500,000	Global Bank Corp. (3 mo. LIBOR US + 3.30%)	5.25	%(e)	04/16/2029	1,412,670
470,720	GNL Quintero SA	4.63%		07/31/2029	464,670
1,300,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%		05/15/2029	1,317,299
4,150,000	Gran Tierra Energy, Inc.	9.50	%(a)	10/15/2029	3,870,083
1,460,000	Grifols SA	4.75	%(a)	10/15/2028	1,343,264
5,910,010	Guara Norte Sarl	5.20%		06/15/2034	5,399,214
282,400	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	284,390
1,870,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00	%(a)	02/15/2029	1,954,629
1,300,000	INEOS Finance PLC	7.50	%(a)	04/15/2029	1,332,334
5,680,000	InRetail Consumer	3.25%		03/22/2028	5,216,356
2,400,000	InRetail Shopping Malls	5.75%		04/03/2028	2,376,637
575,000	Intelsat Jackson Holdings SA	6.50	%(a)	03/15/2030	531,802
1,900,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	1,818,785
200,000	Intercorp Peru Ltd.	3.88%		08/15/2029	180,528
263,706	Interoceanica IV Finance Ltd. Series 2007	0.00	%(b)	11/30/2025	253,816
1,192,690	Invepar Holdings	0.00	%(b)(f)	12/30/2028	–
1,600,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.22%)	4.63	%(h)	02/27/2025	1,592,814
200,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.86%)	7.86	%(h)	03/19/2025	202,080
958,750	JSW Hydro Energy Ltd.	4.13	%(a)	05/18/2031	865,774
1,475,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	1,331,960
1,700,000	JSW Infrastructure Ltd.	4.95%		01/21/2029	1,640,401
300,000	Kallpa Generacion SA	4.13%		08/16/2027	291,582
625,000	Kronos Acquisition Holdings, Inc.	8.25	%(a)	06/30/2031	596,772
3,100,000	KUO SAB De CV	5.75%		07/07/2027	3,014,903
1,400,000	LD Celulose International GmbH	7.95	%(a)	01/26/2032	1,404,921
1,395,768	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	1,283,334
2,372,000	Macquarie Airfinance Holdings Ltd.	6.40	%(a)	03/26/2029	2,442,431
627,000	Macquarie Airfinance Holdings Ltd.	5.15	%(a)	03/17/2030	614,420
515,000	Macquarie Airfinance Holdings Ltd.	6.50	%(a)	03/26/2031	533,691
600,000	MARB BondCo PLC	3.95%		01/29/2031	503,053
1,340,000	Mattamy Group Corp.	4.63	%(a)	03/01/2030	1,247,657
700,000	Medco Laurel Tree Pte Ltd.	6.95%		11/12/2028	697,766
3,000,000	Medco Oak Tree Pte Ltd.	7.38%		05/14/2026	3,056,721
600,000	MEGlobal BV	4.25%		11/03/2026	587,142
2,100,000	MEGlobal Canada ULC	5.00%		05/18/2025	2,096,661
2,095,000	Merlin Entertainments Group US Holdings, Inc.	7.38	%(a)	02/15/2031	2,029,339
2,550,000	Mexarrend SAPI de CV	10.25	%(a)(f)	07/24/2025	47,175
1,386,144	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	1,344,005
900,000	Millicom International Cellular SA	5.13%		01/15/2028	867,918
1,800,000	Millicom International Cellular SA	6.25%		03/25/2029	1,772,353
1,100,000	Minerva Luxembourg SA	8.88	%(a)	09/13/2033	1,142,322
800,000	Minerva Luxembourg SA	8.88%		09/13/2033	830,780
1,200,000	Minsur SA	4.50%		10/28/2031	1,065,565
4,950,000	Mitsubishi UFJ Financial Group, Inc. (1 yr. CMT Rate + 1.00%)	5.43%		04/17/2035	4,958,956
991,186	Mong Duong Finance Holdings BV	5.13%		05/07/2029	953,450
1,400,000	Movida Europe SA	7.85	%(a)	04/11/2029	1,235,250
1,300,000	Movida Europe SA	7.85%		04/11/2029	1,147,018
900,000	Multibank, Inc.	7.75%		02/03/2028	913,081
3,896,630	MV24 Capital BV	6.75%		06/01/2034	3,698,363
7,065,000	National Australia Bank Ltd.	2.99	%(a)	05/21/2031	6,111,474
1,660,000	National Bank of Canada	4.50%		10/10/2029	1,615,063

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,200,000	NatWest Group PLC (5 yr. CMT Rate + 2.94%)	7.30	%(h)	11/19/2034	2,172,285
4,925,000	NatWest Markets PLC	5.41	%(a)	05/17/2029	4,989,238
3,703,000	NBN Co. Ltd.	1.45	%(a)	05/05/2026	3,543,799
4,200,000	Network i2i Ltd. (5 yr. CMT Rate + 4.27%)	5.65	%(h)	01/15/2025	4,209,878
900,000	Network i2i Ltd. (5 yr. CMT Rate + 3.39%)	3.98	%(h)	03/03/2026	880,033
400,000	NOVA Chemicals Corp.	7.00	%(a)	12/01/2031	398,551
1,265,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00	%(a)	08/01/2030	1,306,720
1,228,000	Orazul Energy Peru SA	5.63%		04/28/2027	1,197,939
500,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83	%(a)	09/10/2030	488,412
5,900,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%		09/10/2030	5,763,257
690,000	Parkland Corp.	4.63	%(a)	05/01/2030	634,000
1,000,000	Periama Holdings	5.95%		04/19/2026	999,489
2,303,100	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	2,289,558
500,000	Reliance Industries Ltd.	4.13%		01/28/2025	499,567
10,785,000	Renesas Electronics Corp.	2.17	%(a)	11/25/2026	10,218,398
4,451,999	Rutas 2 & 7 Finance Ltd.	0.00%		09/30/2036	3,163,823
900,000	SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA	3.75%		08/02/2028	818,211
400,000	Sasol Financing USA LLC	4.38%		09/18/2026	384,208
1,010,000	Seaspan Corp.	5.50	%(a)	08/01/2029	944,216
1,100,000	Simpar Europe SA	5.20%		01/26/2031	827,178
5,008,000	Smurfit Kappa Treasury ULC	5.20	%(a)	01/15/2030	5,043,225
1,439,000	South Bow Canadian Infrastructure Holdings Ltd. (5 yr. CMT Rate + 3.67%)	7.50	%(a)	03/01/2055	1,489,309
926,000	South Bow USA Infrastructure Holdings LLC	4.91	%(a)	09/01/2027	923,185
1,500,000	Southern Copper Corp.	3.88%		04/23/2025	1,493,566
350,000	Sydney Airport Finance Co. Pty Ltd.	3.63	%(a)	04/28/2026	344,193
500,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	496,047
130,000	Telesat Canada / Telesat LLC	4.88	%(a)	06/01/2027	73,035
174,000	Telesat Canada / Telesat LLC	6.50	%(a)	10/15/2027	70,561
400,000	Termocandelaria Power SA	7.75	%(a)	09/17/2031	404,824
1,561,087	Tierra Mojada Luxembourg II Sarl	5.75%		12/01/2040	1,429,734
1,000,000	TK Elevator US Newco, Inc.	5.25	%(a)	07/15/2027	979,735
500,000	Transelec SA	3.88%		01/12/2029	480,613
3,705,000	Triton Container International Ltd. / TAL International Container Corp.	3.25%		03/15/2032	3,149,586
3,024,000	UBS Group AG (1 Year US Dollar SOFR Swap Rate + 1.86%)	5.38	%(a)	09/06/2045	2,883,394
400,000	Unigel Luxembourg SA	8.75	%(f)	10/01/2026	78,612
3,500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	3,365,458
1,700,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%		10/14/2031	1,611,752
300,000	UPL Corp. Ltd.	4.50%		03/08/2028	278,602
3,350,000	UPL Corp. Ltd.	4.63%		06/16/2030	2,969,515
1,895,000	Vale Overseas Ltd.	6.40%		06/28/2054	1,865,012
1,305,000	Vallourec SACA	7.50	%(a)	04/15/2032	1,354,043
700,000	Vedanta Resources Finance II PLC	9.25	%(a)	04/23/2026	703,385
1,498,123	Vedanta Resources Ltd.	13.88%		12/09/2028	1,505,810
5,053,000	Videotron Ltd.	5.70	%(a)	01/15/2035	4,965,720
10,550,000	Weir Group PLC	2.20	%(a)	05/13/2026	10,150,921
5,139,000	Westpac Banking Corp. (1 yr. CMT Rate + 1.20%)	5.62%		11/20/2035	5,052,984
5,830,000	ZF North America Capital, Inc.	6.88	%(a)	04/23/2032	5,535,394
	Total Foreign Corporate Bonds (Cost $405,396,931)				382,570,843

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 0.8%
3,800,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75	%(h)	04/15/2025	3,810,234
2,900,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	2,673,735
1,800,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	1,758,045
2,810,846	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	2,172,784
10,700,000	Colombia Government International Bond	4.13%		05/15/2051	6,151,269
200,000	Comision Federal de Electricidad	3.35%		02/09/2031	165,874
1,300,000	Comision Federal de Electricidad	6.45	%(a)	01/24/2035	1,228,457
400,000	Dominican Republic International Bond	5.50%		02/22/2029	388,300
9,000,000	Ecopetrol SA	5.88%		11/02/2051	6,050,504
2,800,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25	%(a)	01/31/2041	2,745,960
200,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%		01/31/2041	196,140
200,000	Guatemala Government Bond	4.38%		06/05/2027	192,800
800,000	Guatemala Government Bond	4.88%		02/13/2028	773,400
1,800,000	Guatemala Government Bond	5.25%		08/10/2029	1,733,850
2,000,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%		05/15/2025	1,996,537
3,950,273	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	3,943,341
2,800,000	Mexico Government International Bond	4.40%		02/12/2052	1,899,722
7,000,000	Mexico Government International Bond	6.34%		05/04/2053	6,254,960
600,000	OCP SA	4.50%		10/22/2025	593,397
900,000	Panama Government International Bond	3.88%		03/17/2028	832,302
4,500,000	Panama Government International Bond	3.87%		07/23/2060	2,364,486
900,000	Paraguay Government International Bond	4.70%		03/27/2027	885,150
1,900,000	Pertamina Persero PT	1.40%		02/09/2026	1,821,175
1,700,000	Petroleos del Peru SA	4.75%		06/19/2032	1,287,353
1,200,000	Petroleos del Peru SA	5.63%		06/19/2047	770,175
1,500,000	Petroleos Mexicanos	6.75%		09/21/2047	1,032,327
2,100,000	Republic of South Africa Government International Bond	4.30%		10/12/2028	1,966,520
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $66,286,062)				55,688,797

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 5.2%
	Arbor Multifamily Mortgage Securities Trust
22,775,500	Series 2021-MF2-XB	0.75	%(a)(c)(i)	06/15/2054	980,540
	AREIT Ltd.
4,000,000	Series 2024-CRE9-B (1 mo. Term SOFR + 2.54%, 2.54% Floor)	6.93	%(a)	05/17/2041	4,007,812
	Banc of America Re-Remic Trust
2,638,666	Series 2016-ISQ-C	3.61	%(a)(c)	08/14/2034	949,217
	BANK
4,041,711	Series 2017-BNK8-XA	0.71	%(c)(i)	11/15/2050	66,923
1,005,000	Series 2020-BN28-AS	2.14%		03/15/2063	838,615
1,910,000	Series 2021-BN32-A4	2.35%		04/15/2054	1,654,351
4,009,000	Series 2021-BN35-A5	2.29%		06/15/2064	3,361,213
3,109,000	Series 2021-BN37-C	3.11	%(c)	11/15/2064	2,397,432
11,034,000	Series 2022-BNK39-AS	3.18%		02/15/2055	9,418,014
2,682,000	Series 2022-BNK39-E	2.50	%(a)	02/15/2055	1,701,212
	BANK5 Trust
5,608,000	Series 2024-5YR10-AS	5.64%		10/15/2057	5,669,851
5,478,000	Series 2024-5YR9-A3	5.61%		08/15/2057	5,578,338
	BBCMS Trust
4,526,000	Series 2021-C12-A5	2.69%		11/15/2054	3,878,113
5,364,000	Series 2022-C14-A5	2.95	%(c)	02/15/2055	4,637,152
5,785,000	Series 2022-C16-A5	4.60	%(c)	06/15/2055	5,566,543
5,500,000	Series 2024-5C29-A3	5.21%		09/15/2057	5,522,978
	Benchmark Mortgage Trust
4,598,000	Series 2020-B18-AGNF	4.14	%(a)	07/15/2053	4,401,396
4,549,000	Series 2020-B19-AS	2.15%		09/15/2053	3,685,603
88,893,537	Series 2021-B28-XA	1.26	%(c)(i)	08/15/2054	5,122,348
10,350,000	Series 2022-B32-AS	3.41	%(c)	01/15/2055	8,688,626
5,600,000	Series 2024-V10-A3	5.28%		09/15/2057	5,623,740

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,000,000	Series 2024-V8-A2	5.71%		07/15/2057	5,121,212
5,443,000	Series 2024-V9-A3	5.60%		08/15/2057	5,537,617
	BMO Mortgage Trust
653,000	Series 2024-5C3-AS	6.29	%(c)	02/15/2057	671,941
5,539,000	Series 2024-5C6-A3	5.32%		09/15/2057	5,560,519
3,729,000	Series 2024-5C7-AS	5.89	%(c)	11/15/2057	3,790,987
	BSPRT Co.-Issuer LLC
5,580,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	7.66	%(a)	09/15/2035	5,634,076
	BX Trust
11,798,000	Series 2019-OC11-E	3.94	%(a)(c)	12/09/2041	10,526,216
	CFCRE Commercial Mortgage Trust
2,069,742	Series 2016-C6-A2	2.95%		11/10/2049	2,018,717
3,267,000	Series 2017-C8-B	4.20	%(c)	06/15/2050	3,061,288
	Citigroup Commercial Mortgage Trust
35,241,251	Series 2016-P3-XA	1.65	%(c)(i)	04/15/2049	348,606
38,277,717	Series 2016-P4-XA	1.89	%(c)(i)	07/10/2049	723,705
64,511,655	Series 2016-P5-XA	1.37	%(c)(i)	10/10/2049	1,015,201
3,403,000	Series 2017-C4-B	4.10	%(c)	10/12/2050	3,194,577
4,534,000	Series 2019-GC41-B	3.20%		08/10/2056	3,853,479
8,478,000	Series 2020-555-F	3.50	%(a)(c)	12/10/2041	6,598,042
10,383,000	Series 2022-GC48-A5	4.58	%(c)	05/15/2054	10,069,548
	Citigroup/Deutsche Bank Commercial Mortgage Trust
50,077,077	Series 2016-C1-XA	1.36	%(c)(i)	05/10/2049	465,056
	Commercial Mortgage Pass Through Certificates
1,275,330	Series 2014-CR16-B	4.58%		04/10/2047	1,229,378
3,325,000	Series 2015-CR25-B	4.52	%(c)	08/10/2048	3,275,428
47,983,078	Series 2015-CR26-XA	0.89	%(c)(i)	10/10/2048	91,672
4,310,000	Series 2015-LC21-C	4.31	%(c)	07/10/2048	4,064,393
40,706,649	Series 2016-DC2-XA	0.91	%(c)(i)	02/10/2049	226,594
	Computershare Corporate Trust
4,891,000	Series 2015-C31-C	4.59	%(c)	11/15/2048	4,688,695
27,551,240	Series 2015-NXS1-XA	0.95	%(c)(i)	05/15/2048	13,773
47,151,831	Series 2015-P2-XA	0.91	%(c)(i)	12/15/2048	245,416
56,371,788	Series 2016-NXS6-XA	1.59	%(c)(i)	11/15/2049	889,023
2,638,000	Series 2018-C45-C	4.73%		06/15/2051	2,437,278
7,228,000	Series 2018-C46-C	4.96	%(c)	08/15/2051	6,500,313
5,000,000	Series 2018-C47-C	4.92	%(c)	09/15/2061	4,676,827
6,546,000	Series 2018-C48-C	5.13	%(c)	01/15/2052	5,953,187
19,617,868	Series 2019-C49-XA	1.25	%(c)(i)	03/15/2052	768,691
10,776,000	Series 2019-C50-C	4.35%		05/15/2052	9,625,166
2,705,000	Series 2020-C55-B	3.14%		02/15/2053	2,365,541
1,014,670	Series 2020-C58-A3	1.81%		07/15/2053	872,198
5,510,000	Series 2020-C58-B	2.70%		07/15/2053	4,474,573
117,201,923	Series 2021-C59-XA	1.50	%(c)(i)	04/15/2054	7,799,425
2,436,000	Series 2021-C61-C	3.31%		11/15/2054	1,964,651
	Credit Suisse Mortgage Capital Certificates
6,380,000	Series 2021-B33-B	3.64	%(a)(c)	10/10/2043	5,370,544
	CSAIL Commercial Mortgage Trust
34,518,654	Series 2016-C6-XA	1.85	%(c)(i)	01/15/2049	474,272
6,000,000	Series 2018-C14-C	4.88	%(c)	11/15/2051	5,324,302
9,269,000	Series 2019-C16-B	3.88%		06/15/2052	8,381,765
61,893,847	Series 2020-C19-XA	1.09	%(c)(i)	03/15/2053	2,697,674
	DOLP Trust
4,550,000	Series 2021-NYC-D	3.70	%(a)(c)	05/10/2041	3,577,362
	GS Mortgage Securities Corp. II
267,581	Series 2011-GC5-XA	0.00	%(a)(c)(i)	08/10/2044	158
6,484,000	Series 2014-GC26-D	4.44	%(a)(c)	11/10/2047	4,051,884
2,635,000	Series 2015-GC32-B	4.39	%(c)	07/10/2048	2,595,762
89,030,379	Series 2015-GS1-XA	0.75	%(c)(i)	11/10/2048	336,570
1,825,000	Series 2016-GS2-C	4.70	%(c)	05/10/2049	1,758,791
43,352,921	Series 2016-GS2-XA	1.72	%(c)(i)	05/10/2049	591,273
2,588,000	Series 2018-RIVR-C (1 mo. Term SOFR + 1.55%, 1.50% Floor)	5.94	%(a)	07/15/2035	108,696
1,070,000	Series 2019-GC42-A3	2.75%		09/10/2052	965,288

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	JP Morgan Chase Commercial Mortgage Securities
46,663,990	Series 2015-JP1-XA	0.88	%(c)(i)	01/15/2049	228,500
1,000,000	Series 2019-COR4-C	4.94	%(c)	03/10/2052	730,963
7,958,000	Series 2020-LOOP-E	3.86	%(a)(c)	12/05/2038	1,019,671
	JPMBB Commercial Mortgage Securities Trust
9,832,260	Series 2014-C25-XA	0.54	%(c)(i)	11/15/2047	98
1,684,000	Series 2015-C27-B	3.90%		02/15/2048	1,368,748
7,860,000	Series 2015-C27-D	3.79	%(a)(c)	02/15/2048	2,030,344
4,987,000	Series 2015-C29-C	4.18	%(c)	05/15/2048	4,305,724
44,591,255	Series 2015-C30-XA	0.41	%(c)(i)	07/15/2048	34,942
33,002,489	Series 2015-C31-XA	0.80	%(c)(i)	08/15/2048	76,388
	JPMDB Commercial Mortgage Securities Trust
7,675,000	Series 2016-C2-AS	3.48%		06/15/2049	7,043,321
43,338,391	Series 2016-C2-XA	1.47	%(c)(i)	06/15/2049	548,547
	LoanCore
5,000,000	Series 2021-CRE5-C (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.86	%(a)	07/15/2036	5,015,905
	LSTAR Commercial Mortgage Trust
5,425,000	Series 2016-4-C	4.61	%(a)(c)	03/10/2049	5,138,746
	MF1 Multifamily Housing Mortgage Loan Trust
5,500,000	Series 2023-FL12-B (1 mo. Term SOFR + 3.18%, 3.18% Floor)	7.54	%(a)	10/19/2038	5,526,845
910,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.06	%(a)	08/18/2041	913,348
	Morgan Stanley Bank of America Merrill Lynch Trust
498,201	Series 2015-C20-XA	0.89	%(c)(i)	02/15/2048	5
75,089,000	Series 2015-C23-XB	0.13	%(a)(c)(i)	07/15/2050	42,057
39,779,767	Series 2016-C30-XA	1.28	%(c)(i)	09/15/2049	593,228
6,364,000	Series 2017-C33-B	4.11%		05/15/2050	6,027,217
	Morgan Stanley Capital I, Inc.
22,956,777	Series 2016-UB11-XA	1.43	%(c)(i)	08/15/2049	383,780
	Natixis Commercial Mortgage Securities Trust
2,108,000	Series 2018-FL1-C (Prime Rate + 0.00%, 0.00% Floor)	7.75	%(a)	06/15/2035	942,326
	NJ Trust
2,300,000	Series 2023-GSP-A	6.48	%(a)(c)	01/06/2029	2,395,835
	Ready Capital Corp.
4,750,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.65	%(a)	11/25/2036	4,768,791
	SG Commercial Mortgage Securities LLC
1,789,000	Series 2016-C5-B	3.93%		10/10/2048	1,677,651
38,284,144	Series 2016-C5-XA	1.82	%(c)(i)	10/10/2048	705,791
	SLG Office Trust
10,336,000	Series 2021-OVA-E	2.85	%(a)	07/15/2041	8,331,928
	UBS Commercial Mortgage Trust
8,911,000	Series 2017-C1-B	4.04%		06/15/2050	8,169,358
2,491,000	Series 2017-C6-B	4.15	%(c)	12/15/2050	2,272,086
1,450,000	Series 2017-C7-B	4.29	%(c)	12/15/2050	1,360,929
6,958,000	Series 2017-C7-C	4.58	%(c)	12/15/2050	6,431,083
4,189,000	Series 2018-C11-C	4.88	%(c)	06/15/2051	3,709,697
2,896,000	Series 2018-C12-C	5.02	%(c)	08/15/2051	2,616,764
	UBS-Barclays Commercial Mortgage Trust
1,503,790	Series 2013-C5-B	3.65	%(a)(c)	03/10/2046	1,394,063
7,795,924	Series 2013-C5-C	3.72	%(a)(c)	03/10/2046	6,773,800
1,374,000	Series 2013-C5-D	3.72	%(a)(c)	03/10/2046	1,028,257
	VEGAS Trust
2,775,000	Series 2024-TI-A	5.52	%(a)	11/10/2039	2,784,109
	VMC Finance LLC
4,000,000	Series 2022-FL5-AS (30 day avg SOFR US + 2.40%, 2.40% Floor)	7.00	%(a)	02/18/2039	4,027,604
	Wachovia Bank Commercial Mortgage Trust
7,096	Series 2006-C29-IO	0.29	%(c)(i)	11/15/2048	18
	WF-RBS Commercial Mortgage Trust
2,228,162	Series 2014-C21-XA	0.50	%(c)(i)	08/15/2047	4,422
5,171,055	Series 2014-C22-XA	0.27	%(c)(i)	09/15/2057	52
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $474,750,588)				350,760,308

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 11.4%
	Adjustable Rate Mortgage Trust
5,845,055	Series 2007-1-4A1	5.59	%(c)	03/25/2037	3,612,585
19,257	Series 2007-3-1A1	5.40	%(a)(c)	11/25/2037	18,339
	AlphaFlow Transitional Mortgage Trust
964,618	Series 2021-WL1-A1	3.28	%(a)(j)	01/25/2026	942,441
	AMSR Trust
3,100,000	Series 2019-SFR1-E	3.47	%(a)	01/19/2039	2,985,720
10,000,000	Series 2021-SFR1-F	3.60	%(a)	06/17/2038	9,032,184
3,000,000	Series 2021-SFR2-E1	2.48	%(a)	08/17/2038	2,840,125
2,500,000	Series 2021-SFR2-E2	2.58	%(a)	08/17/2038	2,361,578
4,500,000	Series 2021-SFR2-F1	3.28	%(a)	08/17/2038	4,265,117
2,000,000	Series 2021-SFR2-F2	3.67	%(a)	08/17/2038	1,891,889
8,900,000	Series 2023-SFR2-A	3.95	%(a)	06/17/2040	8,547,034
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
10,685,398	Series 2006-M1-A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.75%		07/25/2036	2,838,133
13,606,421	Series 2006-M1-A2D (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.93%		07/25/2036	3,613,641
	Banc of America Funding Corp.
129,998	Series 2005-G-A3	2.27	%(c)	10/20/2035	86,696
51,331	Series 2006-2-6A2	5.50%		03/25/2036	49,684
78,923	Series 2006-6-1A2	6.25%		08/25/2036	66,222
	Bear Stearns Asset Backed Securities Trust
256,094	Series 2007-SD1-1A3A	6.50%		10/25/2036	92,976
	CAFL Issuer LLC
4,492,963	Series 2021-RTL1-A1	2.24	%(a)(j)	03/28/2029	4,459,015
	Carrington Mortgage Loan Trust
5,074,097	Series 2006-NC5-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 14.50% Cap)	4.60%		01/25/2037	4,455,828
	Chase Mortgage Finance Corp.
776,578	Series 2007-S3-2A1	5.50%		05/25/2037	8
	CIM Trust
6,953,000	Series 2020-R2-M2	3.00	%(a)(c)	10/25/2059	5,463,943
	Citigroup Mortgage Loan Trust, Inc.
3,777,266	Series 2007-OPX1-A1A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.59%		01/25/2037	1,682,292
22,919,554	Series 2019-A-PT1	3.92	%(a)	10/25/2058	19,053,484
39,523,953	Series 2021-RP2-A1	1.75	%(a)(c)	03/25/2065	34,957,399
5,674,000	Series 2021-RP2-M1	3.25	%(a)(c)	03/25/2065	4,751,420
4,752,000	Series 2021-RP2-M2	3.40	%(a)(c)	03/25/2065	3,825,725
4,413,000	Series 2021-RP2-M3	3.40	%(a)(c)	03/25/2065	3,397,514
12,947,647	Series 2021-RP2-PT1	5.69	%(a)(c)	03/25/2065	10,657,143
	Citimortgage Alternative Loan Trust
50,688	Series 2006-A2-A2	6.00%		05/25/2036	46,308
27,908	Series 2006-A5-3A3Pool 2006-A5	6.00%		10/25/2036	22,131
206,758	Series 2007-A1-1A7	6.00%		01/25/2037	180,326
6,436,737	Series 2007-A2-1A5	6.00%		02/25/2037	5,665,010
2,922,139	Series 2007-A5-1A10	5.75%		05/25/2037	2,615,296
	CitiMortgage, Inc.
18,726	Series 2005-1-1A4	5.50%		02/25/2035	17,800
	Colony American Finance Ltd.
1,000,000	Series 2020-4-E	3.38	%(a)	12/15/2052	814,293
	Countrywide Alternative Loan Trust
58,708	Series 2005-20CB-1A1	5.50%		07/25/2035	46,347
119,243	Series 2005-28CB-3A6	6.00%		08/25/2035	47,452
11,626,819	Series 2005-37T1-A5 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap)	4.90%		09/25/2035	7,021,480
416,079	Series 2005-46CB-A22	5.25%		10/25/2035	284,274
6,463,335	Series 2005-49CB-A2	5.50%		11/25/2035	4,113,762
60,684	Series 2005-J10-1A13 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	5.15%		10/25/2035	37,032
247,970	Series 2006-26CB-A9	6.50%		09/25/2036	124,442

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,840,635	Series 2006-42-1A8	6.00%		01/25/2047	3,042,381
925,455	Series 2007-12T1-A1	6.00%		06/25/2037	419,439
5,859,920	Series 2007-12T1-A3	6.00%		06/25/2037	2,655,858
1,007,221	Series 2007-16CB-2A1 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.90%		08/25/2037	336,413
291,666	Series 2007-16CB-2A2 (-8 x 1 mo. Term SOFR + 53.63%, 0.00% Floor, 54.58% Cap)	17.47	%(k)	08/25/2037	340,616
52,796	Series 2007-17CB-1A10 (-5 x 1 mo. Term SOFR + 29.37%, 0.00% Floor, 29.90% Cap)	9.42	%(k)	08/25/2037	40,465
238,940	Series 2007-18CB-2A17	6.00%		08/25/2037	139,663
1,309,331	Series 2007-23CB-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.95%		09/25/2037	476,185
1,286,195	Series 2007-23CB-A4 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.05	%(i)(k)	09/25/2037	152,810
5,588,724	Series 2007-8CB-A1	5.50%		05/25/2037	2,887,034
4,177,453	Series 2007-OA8-2A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.81%		06/25/2047	3,202,072
	Countrywide Home Loan Mortgage Pass Through Trust
139,446	Series 2005-28-A7	5.25%		11/01/2035	71,210
403,669	Series 2007-10-A5	6.00%		07/25/2037	179,001
143,636	Series 2007-15-1A16	6.25%		09/25/2037	85,849
420,593	Series 2007-3-A17	6.00%		04/25/2037	200,816
	Credit Suisse First Boston Mortgage Securities Corp.
47,316	Series 2005-10-5A5	5.50%		11/25/2035	34,008
	Credit Suisse Management LLC
512,245	Series 2005-8-1A3	5.25%		09/25/2035	400,615
	Credit Suisse Mortgage Capital Certificates
2,364,895	Series 2006-4-6A1	6.00%		05/25/2036	823,682
19,564	Series 2006-4-7A1	5.50%		05/25/2056	11,251
62,264	Series 2007-1-3A1	6.00%		02/25/2025	7,681
8,625	Series 2007-2-2A1	5.00%		03/25/2037	6,304
3,004,051	Series 2009-3R-19A2	6.00	%(a)	01/27/2038	1,320,057
571,407	Series 2010-4R-3A17	6.00	%(a)(c)	06/26/2037	507,511
27,778,684	Series 2020-RPL1-PT1	3.32	%(a)(c)	10/25/2069	21,522,638
9,035,400	Series 2020-RPL4-M1	2.50	%(a)	01/25/2060	6,781,814
1,760,776	Series 2021-JR1-A1	5.47	%(a)(c)	09/27/2066	1,756,389
	Credit-Based Asset Servicing and Securitization LLC
5,857,360	Series 2007-RP1-A (1 mo. Term SOFR + 0.42%, 0.31% Floor)	5.01	%(a)	05/25/2046	5,014,802
	Deutsche ALT-A Securities, Inc.
4,126,969	Series 2005-6-2A1	5.50%		12/25/2035	3,420,242
3,556,237	Series 2005-AR2-2A1	5.21	%(c)	10/25/2035	2,237,072
6,493,500	Series 2007-OA1-A1 (1 mo. Term SOFR + 0.26%, 0.15% Floor)	4.60%		02/25/2047	3,700,677
	Deutsche Mortgage Securities, Inc.
346,627	Series 2006-PR1-3A1 (-1 x 1 mo. Term SOFR + 11.96%, 12.12% Cap)	5.81	%(a)	04/15/2036	312,044
21,094	Series 2006-PR1-4AI2 (-2 x 1 mo. Term SOFR + 14.39%, 14.61% Cap)	5.99	%(a)	04/15/2036	18,909
586,699	Series 2006-PR1-5AI4 (-1 x 1 mo. Term SOFR + 11.96%, 12.12% Cap)	5.81	%(a)	04/15/2036	500,685
	Fannie Mae Connecticut Avenue Securities
4,781,211	Series 2024-R03-2M1 (30 day avg SOFR US + 1.15%, 0.00% Floor)	5.71	%(a)	03/25/2044	4,783,570
	First Franklin Mortgage Loan Asset Backed Certificates
15,984,000	Series 2006-FF15-A6 (1 mo. Term SOFR + 0.42%, 0.31% Floor)	4.76%		11/25/2036	13,167,098
10,087,577	Series 2007-FF2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.73%		03/25/2037	5,160,314
	First Horizon Alternative Mortgage Securities
196,376	Series 2006-FA2-1A5	6.00%		05/25/2036	79,484
33,522	Series 2006-RE1-A1	5.50	%(c)	05/25/2035	21,650
	Freedom Mortgage Parent LLC
16,440,000	Series 2021-GT2-A	3.85	%(a)(c)	10/25/2026	15,251,884
	GCAT
6,944,000	Series 2021-NQM6-M1	3.41	%(a)(c)	08/25/2066	4,976,798

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	GMAC Mortgage Corp. Loan Trust
1,123,219	Series 2006-J1-A6	5.75%		04/25/2036	973,416
	GS Mortgage-Backed Securities Trust
7,546,000	Series 2020-NQM1-M1	3.29	%(a)(c)	09/27/2060	6,775,679
	GSAA Trust
3,472	Series 2005-7-AF5	5.11	%(j)	05/25/2035	3,388
799,672	Series 2007-10-A1A	6.00%		11/25/2037	442,827
929,401	Series 2007-10-A2A	6.50%		11/25/2037	342,097
	GSR Mortgage Loan Trust
1,432,309	Series 2006-3F-4A1	6.00%		03/25/2036	753,716
22,702,102	Series 2006-OA1-1A1 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.89%		08/25/2046	4,901,915
37,500	Series 2007-1F-2A2	5.50%		01/25/2037	124,432
	Harborview Mortgage Loan Trust
9,404,825	Series 2005-7-2A1 (1 mo. Term SOFR + 0.68%, 0.57% Floor, 11.00% Cap)	5.05%		06/19/2045	5,138,762
	Home Partners of America Trust
2,469,234	Series 2021-1-D	2.48	%(a)	09/17/2041	2,107,328
1,135,011	Series 2021-1-E	2.58	%(a)	09/17/2041	954,066
1,277,306	Series 2021-1-F	3.33	%(a)	09/17/2041	1,059,884
	Homeward Opportunities Fund I Trust
5,250,000	Series 2020-2-M1	3.90	%(a)(c)	05/25/2065	4,961,497
	HSI Asset Securitization Corp.
21,810,328	Series 2006-HE1-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.73%		10/25/2036	6,071,328
8,984,623	Series 2007-NC1-A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.81%		04/25/2037	5,985,730
	Impac Secured Assets CMN Owner Trust
21,345,569	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	4.99%		02/25/2037	19,278,838
	Imperial Fund Mortgage Trust
2,728,000	Series 2021-NQM4-M1	3.45	%(a)(c)	01/25/2057	1,985,934
	Indymac IMSC Mortgage Loan Trust
1,330,403	Series 2007-HOA1-A11 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.81%		07/25/2047	869,044
1,322,999	Series 2007-HOA1-A24 (1 mo. Term SOFR + 0.73%, 0.62% Floor)	5.07%		07/25/2047	913,925
	Invitation Homes Trust
13,127,000	Series 2024-SFR1-D	4.25	%(a)	09/17/2041	11,939,823
	JP Morgan Alternative Loan Trust
2,033,947	Series 2005-A2-1M1 (1 mo. Term SOFR + 0.80%, 0.69% Floor, 11.50% Cap)	5.14%		01/25/2036	1,964,380
1,844,776	Series 2006-S3-A4	6.81	%(j)	08/25/2036	1,770,088
21,148	Series 2006-S3-A6	6.62	%(j)	08/25/2036	20,463
21,068	Series 2006-S4-A6	6.21	%(j)	12/25/2036	21,255
	JP Morgan Mortgage Acquisition Corp.
13,023,632	Series 2006-WMC2-A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.95%		07/25/2036	5,550,765
14,847,452	Series 2006-WMC3-A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.75%		08/25/2036	10,817,107
12,455,109	Series 2006-WMC4-A5 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.87%		12/25/2036	6,507,991
	JP Morgan Mortgage Trust
158,691	Series 2007-S3-1A7	6.00%		08/25/2037	71,386
	Legacy Mortgage Asset Trust
20,886,117	Series 2019-RPL3-PT1	0.00	%(a)	06/25/2058	17,358,905
7,256,722	Series 2021-GS3-A2	6.25	%(a)(j)	07/25/2061	7,242,824
	Lehman Mortgage Trust
367,631	Series 2006-3-1A5	6.00%		07/25/2036	181,943
24,692	Series 2006-9-1A19 (-5 x 1 mo. Term SOFR + 30.16%, 0.00% Floor, 30.68% Cap)	10.20	%(k)	01/25/2037	19,783
85,297	Series 2007-2-1A1	5.75%		02/25/2037	56,265
	Lehman XS Trust
2,896,038	Series 2005-9N-1A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	4.72%		02/25/2036	2,635,738
2,620,200	Series 2007-1-1A2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.77%		02/25/2037	2,494,678
8,806,709	Series 2007-15N-3A1 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	4.95%		08/25/2047	7,629,924
8,007,369	Series 2007-3-2A3 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.93%		03/25/2037	7,291,750

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Long Beach Mortgage Loan Trust
33,470,925	Series 2006-2-2A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.83%		03/25/2046	11,845,016
12,986,796	Series 2006-3-2A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.81%		05/25/2046	3,930,693
15,074,625	Series 2006-6-2A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.75%		07/25/2036	5,745,238
	MASTR Alternative Loans Trust
73,761	Series 2005-2-3A1	6.00%		03/25/2035	55,997
4,460,579	Series 2006-1-A5	6.00%		02/25/2036	1,982,047
32,352	Series 2007-1-2A7	6.00%		10/25/2036	8,852
	Mastr Asset Backed Securities Trust
10,684,565	Series 2005-NC2-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.70%		11/25/2035	6,009,435
	MASTR Asset Securitization Trust
722,583	Series 2006-2-1A11 (1 mo. Term SOFR + 6.00%, 6.00% Floor)	6.00%		06/25/2036	417,212
	Merrill Lynch Alternative Note Asset
1,615,652	Series 2007-F1-2A8	6.00%		03/25/2037	557,553
7,170,828	Series 2007-OAR4-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.95%		08/25/2037	6,185,605
	Merrill Lynch Mortgage Investors, Inc.
4,902,311	Series 2007-MLN1-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.95%		03/25/2037	3,682,583
	Morgan Stanley ABS Capital I, Inc.
7,240,812	Series 2006-HE5-A2C (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.73%		08/25/2036	3,598,410
	Morgan Stanley Mortgage Loan Trust
19,538	Series 2004-1-1A1	5.00%		11/25/2033	13,777
400,114	Series 2005-7-7A4	5.50%		11/25/2035	364,286
1,377,534	Series 2006-7-3A	5.10	%(c)	06/25/2036	736,323
24,466,562	Series 2007-2AX-2A2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.77%		12/25/2036	8,479,230
7,596,200	Series 2007-7AX-2A1 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.69%		04/25/2037	2,056,963
	Morgan Stanley Reremic Trust
36,348	Series 2010-R6-5C	5.75	%(a)(c)	05/26/2037	34,460
	MortgageIT Trust
13,486,261	Series 2007-1-2A11 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.89%		06/25/2047	11,416,781
	New Century Home Equity Loan Trust
6,000,000	Series 2005-B-M2 (1 mo. Term SOFR + 0.85%, 0.74% Floor)	5.19%		10/25/2035	5,063,582
	Nomura Asset Acceptance Corp.
158,284	Series 2006-AP1-A2	5.52	%(c)	01/25/2036	43,646
	Nomura Home Equity Loan, Inc.
491,701	Series 2006-AF1-A2	6.30	%(j)	10/25/2036	102,398
818,770	Series 2007-1-1A1	6.56	%(j)	02/25/2037	209,838
	NRZ Excess Spread-Collateralized Notes
2,338,930	Series 2020-PLS1-A	3.84	%(a)	12/25/2025	2,301,284
	Onslow Bay Mortgage Loan Trust
15,000,000	Series 2024-NQM18-A1	5.41	%(a)(c)	10/25/2064	14,974,802
	Option One Mortgage Loan Trust
26,491	Series 2004-3-M3 (1 mo. Term SOFR + 1.09%, 0.98% Floor)	5.43%		11/25/2034	27,095
15,749,970	Series 2007-6-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.64%		07/25/2037	13,707,333
	PennyMac Mortgage Investment Trust
3,183,893	Series 2020-1R-A (30 day avg SOFR US + 3.46%, 2.35% Floor)	8.01	%(a)	02/25/2025	3,186,971
15,000,000	Series 2021-FT1-A (1 mo. Term SOFR + 3.11%, 3.12% Floor)	7.45	%(a)	03/25/2026	15,071,727
	PR Mortgage Loan Trust
4,492,934	Series 2014-1-APT	5.86	%(a)(c)	10/25/2049	4,244,149
	Pretium Mortgage Credit Partners LLC
3,943,008	Series 2021-RN2-A1	4.74	%(a)(j)	07/25/2051	3,922,882
14,710,676	Series 2024-NPL6-A1	5.93	%(a)(j)	10/25/2054	14,648,603
	Progress Residential Trust
3,404,000	Series 2021-SFR6-E2	2.53	%(a)	07/17/2038	3,259,242
4,666,000	Series 2021-SFR6-F	3.42	%(a)	07/17/2038	4,519,592
5,100,000	Series 2021-SFR8-F	3.18	%(a)	10/17/2038	4,788,659

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	PRPM LLC
1,378,298	Series 2021-9-A1	5.36	%(a)(j)	10/25/2026	1,375,568
10,482,680	Series 2024-4-A1	6.41	%(a)(j)	08/25/2029	10,515,371
4,338,382	Series 2024-7-A1	5.87	%(a)(j)	11/25/2029	4,352,775
12,500,000	Series 2024-NQM4-A1	5.67	%(a)(j)	12/26/2069	12,596,525
	RALI Trust
107,225	Series 2005-QS14-3A3	6.00%		09/25/2035	91,903
138,434	Series 2006-QS10-A4	5.75%		08/25/2036	112,055
1,510,586	Series 2006-QS10-A9	6.50%		08/25/2036	1,272,243
1,608,400	Series 2006-QS4-A10	6.00%		04/25/2036	1,286,829
312,132	Series 2006-QS6-1A15	6.00%		06/25/2036	246,959
1,509	Series 2006-QS6-2A1	6.00%		12/25/2025	–
19,134,568	Series 2007-QH5-AII (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.91%		06/25/2037	7,778,143
541,224	Series 2007-QS3-A4	6.25%		02/25/2037	434,312
1,959,117	Series 2007-QS9-A33	6.50%		07/25/2037	1,570,973
	RAMP Trust
11,500,000	Series 2006-NC1-M2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 14.00% Cap)	5.05%		01/25/2036	9,719,572
	RBSGC Mortgage Pass Through Certificates
6,100,102	Series 2005-A-3A	6.00%		04/25/2035	2,297,775
	Residential Asset Securitization Trust
154,641	Series 2005-A10-A3	5.50%		09/25/2035	70,592
218,968	Series 2005-A11-2A4	6.00%		10/25/2035	93,060
1,616,318	Series 2006-A6-1A1	6.50%		07/25/2036	458,806
110,080	Series 2006-R1-A1 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	10.59	%(k)	01/25/2046	86,138
	RESIDENTIAL MORTGAGE LOAN TRUST
5,154,000	Series 2020-1-M1	3.24	%(a)(c)	01/26/2060	4,907,192
	RFMSI Trust
35,044	Series 2006-S10-1A2	6.00%		10/25/2036	26,750
367,609	Series 2007-S2-A4	6.00%		02/25/2037	273,533
273,506	Series 2007-S3-1A4	6.00%		03/25/2037	194,776
	Saxon Asset Securities Trust
7,695,758	Series 2005-2-M4 (1 mo. Term SOFR + 1.06%, 0.95% Floor, 11.50% Cap)	5.40%		10/25/2035	5,203,610
	Securitized Asset Backed Receivables LLC
13,966,274	Series 2007-BR3-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 100.00% Cap)	4.77	%(a)	04/25/2037	9,106,038
17,695,948	Series 2007-BR3-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.59%		04/25/2037	11,616,351
12,552,561	Series 2007-BR3-A2B (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.89%		04/25/2037	8,239,402
2,257,995	Series 2007-BR3-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor)	5.01%		04/25/2037	1,482,094
19,273,358	Series 2007-HE1-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.77%		12/25/2036	4,145,331
	Securitized Mortgage Asset Loan Trust
21,742,979	Series 2015-1-PC	1.49	%(a)(c)	02/25/2054	18,108,044
	Sequoia Mortgage Trust
3,058,369	Series 2007-3-2AA1	4.62	%(c)	07/20/2037	2,389,357
	Soundview Home Equity Loan Trust
6,144,716	Series 2007-OPT4-1A1 (1 mo. Term SOFR + 1.11%, 1.00% Floor)	5.45%		09/25/2037	4,310,529
	Starwood Mortgage Residential Trust
5,910,000	Series 2020-1-B1	3.73	%(a)(c)	02/25/2050	4,831,654
	Structured Asset Investment Loan Trust
10,077,661	Series 2006-BNC3-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.63%		09/25/2036	6,147,713
	Structured Asset Securities Corp.
648,073	Series 2005-RF1-A (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.80	%(a)	03/25/2035	579,772
648,073	Series 2005-RF1-AIO	0.00	%(a)(c)(i)	03/25/2035	6
	Velocity Commercial Capital Loan Trust
920,215	Series 2018-1-M1	3.91	%(a)	04/25/2048	859,531
503,741	Series 2018-1-M2	4.26	%(a)	04/25/2048	460,557

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
310,595	Series 2018-1-M3	4.41	%(a)	04/25/2048	278,414
1,399,493	Series 2019-1-M1	3.94	%(a)(c)	03/25/2049	1,271,345
655,141	Series 2019-1-M2	4.01	%(a)(c)	03/25/2049	578,295
578,184	Series 2019-1-M3	4.12	%(a)(c)	03/25/2049	503,425
	Vericrest Opportunity Loan Transferee
2,094,959	Series 2021-CF1-A1	4.99	%(a)(j)	08/25/2051	2,094,270
1,365,118	Series 2021-CF2-A1	5.49	%(a)(j)	11/27/2051	1,361,031
4,693,230	Series 2021-NP12-A1	5.73	%(a)(j)	12/26/2051	4,691,910
229,771	Series 2021-NPL1-A1	4.89	%(a)(j)	02/27/2051	229,775
1,322,868	Series 2021-NPL5-A1	5.12	%(a)(j)	03/27/2051	1,323,515
1,616,981	Series 2021-NPL6-A1	5.24	%(a)(j)	04/25/2051	1,619,376
	Verus Securitization Trust
15,000,000	Series 2024-9-A1	5.44	%(a)(c)	11/25/2069	15,069,060
9,769,326	Series 2024-INV2-A1	5.33	%(a)(j)	08/26/2069	9,746,672
	WaMu Mortgage Pass Through Certificates
4,081,004	Series 2006-AR13-1A (12 Month US Treasury Average + 0.88%, 0.88% Floor)	5.71%		10/25/2046	3,429,888
1,257,623	Series 2006-AR19-2A (12 Month US Treasury Average + 1.25%, 1.25% Floor)	6.08%		01/25/2047	1,127,953
4,033,433	Series 2007-HY7-2A1	4.11	%(c)	07/25/2037	3,535,851
	Washington Mutual Alternative Mortgage Pass-Through Certificates
67,562	Series 2005-1-2A	6.00%		03/25/2035	56,724
370,837	Series 2006-1-3A1	5.75%		02/25/2036	338,392
962,305	Series 2006-2-4CB	6.00%		03/25/2036	918,345
6,914,544	Series 2006-8-A5	4.12	%(j)	10/25/2036	2,345,496
3,072,885	Series 2006-8-A6	4.12	%(j)	10/25/2036	1,043,277
6,479,271	Series 2007-2-1A2	6.00%		04/25/2037	5,175,456
4,544,166	Series 2007-2-1A3	6.00%		04/25/2037	3,629,750
578,652	Series 2007-3-A6	6.00%		04/25/2037	505,013
48,536	Series 2007-5-A11 (-6 x 1 mo. Term SOFR + 38.79%, 0.00% Floor, 39.48% Cap)	12.76	%(k)	06/25/2037	48,755
5,996,160	Series 2007-5-A3	7.00%		06/25/2037	4,687,448
	Wells Fargo Alternative Loan Trust
297,551	Series 2007-PA5-1A1	6.25%		11/25/2037	258,744
	Wells Fargo Mortgage Backed Securities Trust
6,240	Series 2005-AR14-A6	7.34	%(c)	08/25/2035	6,041
381,033	Series 2006-7-2A1	6.00%		06/25/2036	334,238
15,821	Series 2007-7-A1	6.00%		06/25/2037	14,372
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $941,620,134)				770,906,887
US CORPORATE BONDS - 15.4%
780,000	AAR Escrow Issuer LLC	6.75	%(a)	03/15/2029	791,710
5,404,000	AbbVie, Inc.	4.70%		05/14/2045	4,773,990
2,845,000	AbbVie, Inc.	5.50%		03/15/2064	2,718,956
1,015,000	Academy Ltd.	6.00	%(a)	11/15/2027	1,010,464
405,000	Acrisure LLC / Acrisure Finance, Inc.	6.00	%(a)	08/01/2029	390,024
1,650,000	Acuris Finance US, Inc. / Acuris Finance SARL	5.00	%(a)	05/01/2028	1,501,063
620,000	Acushnet Co.	7.38	%(a)	10/15/2028	641,590
655,000	AdaptHealth LLC	5.13	%(a)	03/01/2030	596,970
1,240,000	Advanced Drainage Systems, Inc.	6.38	%(a)	06/15/2030	1,245,794
2,895,000	AEP Texas, Inc.	5.45%		05/15/2029	2,933,753
1,225,000	Aethon United BR LP / Aethon United Finance Corp.	7.50	%(a)	10/01/2029	1,253,969
4,927,000	AGCO Corp.	5.80%		03/21/2034	4,955,341
2,492,000	Agree LP	2.60%		06/15/2033	2,004,569
4,870,000	Alexandria Real Estate Equities, Inc.	3.00%		05/18/2051	2,983,443
984,000	Alexandria Real Estate Equities, Inc.	5.15%		04/15/2053	878,589
1,145,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.75	%(a)	10/15/2027	1,136,687
735,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.50	%(a)	10/01/2031	728,660
1,660,000	Allied Universal Holdco LLC	7.88	%(a)	02/15/2031	1,698,728
615,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.00	%(a)	06/01/2029	561,023
355,000	AMC Entertainment Holdings, Inc.	7.50	%(a)	02/15/2029	315,558

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
750,000	Amentum Holdings, Inc.	7.25	%(a)	08/01/2032	756,538
1,290,000	American Airlines, Inc.	8.50	%(a)	05/15/2029	1,355,220
600,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	548,773
7,338,000	American Homes 4 Rent LP	5.50%		02/01/2034	7,312,443
2,060,000	American National Group, Inc.	5.75%		10/01/2029	2,063,943
2,409,000	American Tower Corp.	5.55%		07/15/2033	2,430,924
7,276,000	Amgen, Inc.	5.75%		03/02/2063	6,984,228
2,489,000	Amphenol Corp.	5.38%		11/15/2054	2,368,297
1,040,000	AmWINS Group, Inc.	4.88	%(a)	06/30/2029	981,368
580,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00	%(a)	04/15/2030	515,171
190,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	5.25	%(a)	04/15/2030	143,098
405,000	APH / APH2 / APH3	7.88	%(a)	11/01/2029	410,855
2,458,000	Apollo Debt Solutions BDC	6.70	%(a)	07/29/2031	2,525,467
1,870,000	Apollo Global Management, Inc. (5 yr. CMT Rate + 2.17%)	6.00%		12/15/2054	1,845,548
2,489,000	AppLovin Corp.	5.38%		12/01/2031	2,490,821
1,235,000	Archrock Partners LP / Archrock Partners Finance Corp.	6.63	%(a)	09/01/2032	1,234,630
495,000	Arcosa, Inc.	6.88	%(a)	08/15/2032	503,546
1,249,000	Ares Capital Corp.	5.95%		07/15/2029	1,263,467
1,764,000	Ares Strategic Income Fund	5.70	%(a)	03/15/2028	1,764,347
4,913,000	Arizona Public Service Co.	5.70%		08/15/2034	4,970,951
5,015,000	Arrow Electronics, Inc.	5.15%		08/21/2029	4,996,551
375,000	Arsenal AIC Parent LLC	8.00	%(a)	10/01/2030	388,518
265,000	Artera Services LLC	8.50	%(a)	02/15/2031	255,702
2,921,000	Arthur J Gallagher & Co.	4.85%		12/15/2029	2,908,916
6,259,000	Arthur J Gallagher & Co.	5.15%		02/15/2035	6,105,468
685,000	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.63	%(a)	04/01/2030	622,248
1,015,000	AssuredPartners, Inc.	5.63	%(a)	01/15/2029	1,027,355
14,735,000	AT&T, Inc.	3.50%		09/15/2053	9,931,083
1,015,000	AthenaHealth Group, Inc.	6.50	%(a)	02/15/2030	965,606
4,045,000	Athene Global Funding	5.35	%(a)	07/09/2027	4,085,732
6,038,000	Athene Global Funding	4.72	%(a)	10/08/2029	5,893,409
5,106,000	Athene Holding Ltd. (5 yr. CMT Rate + 2.61%)	6.63%		10/15/2054	5,090,200
4,130,000	Atlassian Corp.	5.25%		05/15/2029	4,162,605
7,569,000	Aviation Capital Group LLC	1.95	%(a)	09/20/2026	7,191,058
3,635,000	Aviation Capital Group LLC	5.38	%(a)	07/15/2029	3,639,408
240,000	Avient Corp.	6.25	%(a)	11/01/2031	236,995
4,215,000	Bank of America Corp. (SOFR + 1.21%)	2.57%		10/20/2032	3,558,330
3,952,000	Bank of America Corp. (SOFR + 1.65%)	5.47%		01/23/2035	3,958,114
2,667,000	Bank of America Corp. (SOFR + 1.74%)	5.52%		10/25/2035	2,609,050
11,216,000	Bank of America Corp. (5 yr. CMT Rate + 1.20%)	2.48%		09/21/2036	9,143,034
4,385,000	Bank of New York Mellon Corp. (SOFR + 1.23%)	5.06%		07/22/2032	4,375,199
1,500,000	Bausch + Lomb Corp.	8.38	%(a)	10/01/2028	1,554,375
485,000	Bausch Health Americas, Inc.	8.50	%(a)	01/31/2027	400,792
1,080,000	Bausch Health Cos., Inc.	4.88	%(a)	06/01/2028	865,204
465,000	Bausch Health Cos., Inc.	5.25	%(a)	01/30/2030	253,841
93,000	Bausch Health Cos., Inc.	14.00	%(a)	10/15/2030	86,744
1,950,000	BCPE Empire Holdings, Inc.	7.63	%(a)	05/01/2027	1,945,327
6,923,000	Beacon Funding Trust	6.27	%(a)	08/15/2054	6,844,867
1,135,000	Beacon Roofing Supply, Inc.	6.50	%(a)	08/01/2030	1,152,602
1,882,000	Berry Global, Inc.	4.88	%(a)	07/15/2026	1,875,925
2,930,000	Berry Global, Inc.	5.65	%(a)	01/15/2034	2,940,021
4,792,000	Black Hills Corp.	6.00%		01/15/2035	4,944,676
3,017,000	Blackstone Private Credit Fund	6.00	%(a)	11/22/2034	2,945,895
610,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.25	%(a)	07/15/2032	627,266
400,000	Boost Newco Borrower LLC	7.50	%(a)	01/15/2031	419,662
740,000	Brand Industrial Services, Inc.	10.38	%(a)	08/01/2030	754,099
2,838,000	Brighthouse Financial Global Funding	2.00	%(a)	06/28/2028	2,538,353

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
7,902,000	Broadcom, Inc.	3.42	%(a)	04/15/2033	6,920,826
6,378,000	Broadcom, Inc.	3.19	%(a)	11/15/2036	5,140,430
4,942,000	Brown & Brown, Inc.	5.65%		06/11/2034	4,950,784
1,730,000	Buckeye Partners LP	6.88	%(a)	07/01/2029	1,752,698
1,595,000	Builders FirstSource, Inc.	6.38	%(a)	03/01/2034	1,576,157
6,228,000	Bunge Ltd. Finance Corp.	4.65%		09/17/2034	5,881,984
3,506,000	Burlington Northern Santa Fe LLC	5.20%		04/15/2054	3,302,341
2,399,000	Cadence Design Systems, Inc.	4.70%		09/10/2034	2,301,175
1,715,000	Caesars Entertainment, Inc.	6.00	%(a)	10/15/2032	1,655,161
890,000	Calpine Corp.	4.50	%(a)	02/15/2028	854,328
5,076,000	Cardinal Health, Inc.	4.60%		03/15/2043	4,344,385
704,000	Cardinal Health, Inc.	4.50%		11/15/2044	582,761
1,915,000	Carnival Corp.	5.75	%(a)	03/01/2027	1,912,183
416,872	Carvana Co. 12.00% PIK	9.00	%(a)	12/01/2028	445,515
710,000	Carvana Co. 13.00% PIK	13.00	%(a)	06/01/2030	780,270
224,000	Castle US Holding Corp.	9.50	%(a)	02/15/2028	104,634
1,325,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.13	%(a)	05/01/2027	1,303,091
2,520,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75	%(a)	03/01/2030	2,304,090
1,200,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75	%(a)	02/01/2032	1,054,558
665,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op	5.25%		07/15/2029	639,707
8,500,000	Centene Corp.	2.50%		03/01/2031	7,036,100
910,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.	8.00	%(a)	06/15/2029	927,649
5,314,000	CF Industries, Inc.	5.38%		03/15/2044	4,948,262
1,905,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.10%		06/01/2029	1,942,568
5,408,000	Cheniere Energy Partners LP	4.00%		03/01/2031	5,004,466
5,139,000	Cheniere Energy, Inc.	4.63%		10/15/2028	5,031,128
1,260,000	Chord Energy Corp.	6.38	%(a)	06/01/2026	1,260,579
950,000	CHS/Community Health Systems, Inc.	6.00	%(a)	01/15/2029	851,667
455,000	CHS/Community Health Systems, Inc.	6.88	%(a)	04/15/2029	344,200
780,000	CHS/Community Health Systems, Inc.	4.75	%(a)	02/15/2031	606,022
2,038,000	Citigroup, Inc. (SOFR + 1.28%)	3.07%		02/24/2028	1,960,542
5,131,000	Citigroup, Inc. (5 yr. CMT Rate + 1.73%)	5.41%		09/19/2039	4,889,571
505,000	Civitas Resources, Inc.	8.38	%(a)	07/01/2028	525,108
1,245,000	Clarios Global LP / Clarios US Finance Co.	6.75	%(a)	05/15/2028	1,268,654
565,000	Clarivate Science Holdings Corp.	4.88	%(a)	07/01/2029	527,315
410,000	Clear Channel Outdoor Holdings, Inc.	9.00	%(a)	09/15/2028	431,130
465,000	Clear Channel Outdoor Holdings, Inc.	7.50	%(a)	06/01/2029	407,416
655,000	Clearway Energy Operating LLC	4.75	%(a)	03/15/2028	626,936
825,000	Cleveland-Cliffs, Inc.	6.88	%(a)	11/01/2029	817,097
780,000	Cloud Software Group, Inc.	6.50	%(a)	03/31/2029	766,575
515,000	Cloud Software Group, Inc.	9.00	%(a)	09/30/2029	523,520
1,235,000	Clydesdale Acquisition Holdings, Inc.	6.88	%(a)	01/15/2030	1,244,901
2,540,000	CNH Industrial Capital LLC	5.10%		04/20/2029	2,541,948
1,185,000	CNX Midstream Partners LP	4.75	%(a)	04/15/2030	1,085,459
800,000	CNX Resources Corp.	6.00	%(a)	01/15/2029	785,208
370,000	CommScope LLC	4.75	%(a)	09/01/2029	330,011
400,000	CommScope Technologies LLC	5.00	%(a)	03/15/2027	358,054
1,035,000	Consolidated Communications, Inc.	5.00	%(a)	10/01/2028	964,347
293,000	Cornerstone Building Brands, Inc.	6.13	%(a)	01/15/2029	234,089
1,005,000	Cornerstone Building Brands, Inc.	9.50	%(a)	08/15/2029	979,381
640,000	Cougar JV Subsidiary LLC	8.00	%(a)	05/15/2032	664,960
1,300,000	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.50	%(a)	06/15/2031	1,242,680
9,146,000	Crown Castle, Inc.	3.65%		09/01/2027	8,871,800
1,975,000	CSC Holdings LLC	6.50	%(a)	02/01/2029	1,665,528
1,315,000	CSC Holdings LLC	5.75	%(a)	01/15/2030	749,573
12,807,000	CSX Corp.	3.80%		11/01/2046	9,857,052
2,410,000	Cummins, Inc.	5.45%		02/20/2054	2,347,697

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
680,000	CVR Partners LP / CVR Nitrogen Finance Corp.	6.13	%(a)	06/15/2028	662,470
5,057,000	CVS Health Corp.	5.30%		06/01/2033	4,849,763
7,518,000	CVS Health Corp.	5.88%		06/01/2053	6,901,812
410,000	Dana, Inc.	5.38%		11/15/2027	406,103
965,000	Dana, Inc.	5.63%		06/15/2028	952,632
285,000	Dana, Inc.	4.25%		09/01/2030	265,433
640,000	Dcli Bidco LLC	7.75	%(a)	11/15/2029	656,783
807,000	Dealer Tire LLC / DT Issuer LLC	8.00	%(a)	02/01/2028	793,598
2,343,000	Dell, Inc.	6.50%		04/15/2038	2,453,371
2,673,000	Devon Energy Corp.	5.75%		09/15/2054	2,427,155
410,000	Diebold Nixdorf, Inc.	7.75	%(a)	03/31/2030	421,912
3,000,000	Digital Realty Trust LP	3.60%		07/01/2029	2,838,208
1,105,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	5.88	%(a)	08/15/2027	1,077,777
1,340,000	DISH DBS Corp.	5.75	%(a)	12/01/2028	1,148,205
660,000	DISH DBS Corp.	5.13%		06/01/2029	425,462
2,995,000	Dominion Energy, Inc. (5 yr. CMT Rate + 2.21%)	6.63%		05/15/2055	3,052,396
955,000	Dornoch Debt Merger Sub, Inc.	6.63	%(a)	10/15/2029	774,585
5,449,000	DR Horton, Inc.	5.00%		10/15/2034	5,264,494
2,650,000	DT Midstream, Inc.	4.13	%(a)	06/15/2029	2,476,632
4,400,000	DTE Energy Co.	2.95%		03/01/2030	3,954,065
7,778,000	DTE Energy Co.	5.85%		06/01/2034	7,989,661
4,741,000	Duke Energy Corp.	5.45%		06/15/2034	4,737,826
6,595,000	Duke Energy Corp.	3.95%		08/15/2047	4,923,203
1,700,000	Duke Energy Corp.	5.00%		08/15/2052	1,485,386
1,380,000	Dun & Bradstreet Corp.	5.00	%(a)	12/15/2029	1,315,525
1,090,000	EchoStar Corp.	10.75%		11/30/2029	1,173,233
2,567,000	Edison International	5.25%		03/15/2032	2,540,980
1,435,000	Elevance Health, Inc.	4.55%		05/15/2052	1,157,712
1,245,000	Ellucian Holdings, Inc.	6.50	%(a)	12/01/2029	1,248,640
596,000	Embarq LLC	8.00%		06/01/2036	326,763
1,310,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.63	%(a)	12/15/2030	1,313,385
1,245,000	Energizer Holdings, Inc.	6.50	%(a)	12/31/2027	1,250,559
5,760,000	Energy Transfer LP	5.00%		05/15/2044	4,967,982
5,095,000	Energy Transfer LP	5.95%		05/15/2054	4,928,763
2,488,000	Energy Transfer LP (5 yr. CMT Rate + 2.83%)	7.13%		10/01/2054	2,534,396
2,443,000	EnLink Midstream LLC	5.38%		06/01/2029	2,444,666
7,582,000	EnLink Midstream LLC	5.65%		09/01/2034	7,561,694
2,510,000	Entergy Arkansas LLC	5.75%		06/01/2054	2,486,883
2,448,000	Entergy Corp. (5 yr. CMT Rate + 2.67%)	7.13%		12/01/2054	2,501,190
4,958,000	Enterprise Products Operating LLC	5.55%		02/16/2055	4,773,925
830,000	Everi Holdings, Inc.	5.00	%(a)	07/15/2029	830,569
2,550,000	Eversource Energy	5.50%		01/01/2034	2,531,724
1,499,000	Expand Energy Corp.	6.75	%(a)	04/15/2029	1,516,615
2,492,000	Expand Energy Corp.	5.70%		01/15/2035	2,447,415
5,243,000	Expedia Group, Inc.	3.80%		02/15/2028	5,066,641
5,069,000	Extra Space Storage LP	5.40%		02/01/2034	5,023,168
2,561,000	F&G Annuities & Life, Inc.	6.25%		10/04/2034	2,486,336
900,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75	%(a)	01/15/2030	831,050
4,662,000	Fiserv, Inc.	5.45%		03/15/2034	4,668,014
6,088,000	Ford Motor Co.	3.25%		02/12/2032	5,065,008
515,000	Fortrea Holdings, Inc.	7.50	%(a)	07/01/2030	516,498
1,730,000	Fortress Transportation and Infrastructure Investors LLC	5.88	%(a)	04/15/2033	1,671,375
2,648,000	Foundry JV Holdco LLC	6.40	%(a)	01/25/2038	2,679,051
390,000	Frontier Communications Holdings LLC	5.88	%(a)	10/15/2027	389,064
1,140,392	Frontier Communications Holdings LLC	5.88%		11/01/2029	1,135,054
690,000	Full House Resorts, Inc.	8.25	%(a)	02/15/2028	688,102
825,000	Gates Corp./DE	6.88	%(a)	07/01/2029	840,236
5,965,000	General Motors Financial Co., Inc.	3.10%		01/12/2032	5,107,806
2,610,000	Genesee & Wyoming, Inc.	6.25	%(a)	04/15/2032	2,628,998
835,000	Genting New York LLC / GENNY Capital, Inc.	7.25	%(a)	10/01/2029	861,047

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,044,000	Genuine Parts Co.	4.95%		08/15/2029	5,031,582
2,993,000	Gilead Sciences, Inc.	5.55%		10/15/2053	2,946,223
5,013,000	Global Payments, Inc.	4.95%		08/15/2027	5,025,010
735,000	Goat Holdco LLC	6.75	%(a)	02/01/2032	728,631
11,303,000	Goldman Sachs Group, Inc. (3 mo. Term SOFR + 1.43%)	5.96%		05/15/2026	11,348,741
3,280,000	Goldman Sachs Group, Inc. (SOFR + 0.82%)	5.32%		09/10/2027	3,289,473
4,740,000	Goldman Sachs Group, Inc. (SOFR + 1.55%)	5.33%		07/23/2035	4,653,907
585,000	Goodyear Tire & Rubber Co.	5.25%		07/15/2031	524,579
470,000	GrafTech Finance, Inc.	4.63	%(a)	12/23/2029	384,802
625,000	Gray Television, Inc.	10.50	%(a)	07/15/2029	625,641
1,105,000	Griffon Corp.	5.75%		03/01/2028	1,084,299
695,000	Group 1 Automotive, Inc.	4.00	%(a)	08/15/2028	651,197
820,000	Group 1 Automotive, Inc.	6.38	%(a)	01/15/2030	823,688
635,971	Gulfport Energy Corp.	8.00	%(a)	05/17/2026	644,728
1,225,000	Gulfport Energy Operating Corp.	6.75	%(a)	09/01/2029	1,235,071
1,205,000	Harvest Midstream I LP	7.50	%(a)	05/15/2032	1,228,241
11,211,000	HCA, Inc.	5.25%		06/15/2049	9,713,775
1,180,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	4.63	%(a)	05/01/2028	1,089,796
1,075,000	Hess Midstream Operations LP	5.13	%(a)	06/15/2028	1,046,369
2,638,000	Hess Midstream Operations LP	5.50	%(a)	10/15/2030	2,563,061
12,428,000	Hewlett Packard Enterprise Co.	5.00%		10/15/2034	11,952,011
760,000	H-Food Holdings LLC / Hearthside Finance Co., Inc.	8.50	%(a)(f)	06/01/2026	24,700
975,000	Hightower Holding LLC	6.75	%(a)	04/15/2029	971,809
755,000	Hilcorp Energy I LP / Hilcorp Finance Co.	7.25	%(a)	02/15/2035	710,467
5,993,000	Host Hotels & Resorts LP	2.90%		12/15/2031	5,101,722
5,035,000	Host Hotels & Resorts LP	5.70%		07/01/2034	5,029,769
1,245,000	HUB International Ltd.	7.25	%(a)	06/15/2030	1,277,146
2,933,000	Huntington Bancshares, Inc./OH (SOFR + 1.28%)	5.27%		01/15/2031	2,936,276
4,995,000	Hyatt Hotels Corp.	5.25%		06/30/2029	5,001,015
9,976,000	Hyundai Capital America	5.30	%(a)	01/08/2029	10,000,104
1,045,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%		05/15/2027	990,331
2,440,000	Icon Investments Six DAC	5.85%		05/08/2029	2,487,379
2,434,000	Icon Investments Six DAC	6.00%		05/08/2034	2,458,680
1,190,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00	%(a)	07/01/2028	1,206,061
1,435,000	Installed Building Products, Inc.	5.75	%(a)	02/01/2028	1,412,512
4,246,000	Intuit, Inc.	5.50%		09/15/2053	4,160,905
3,383,000	IQVIA, Inc.	6.25%		02/01/2029	3,500,617
1,175,000	Iron Mountain, Inc.	7.00	%(a)	02/15/2029	1,201,451
240,000	Iron Mountain, Inc.	6.25	%(a)	01/15/2033	239,200
3,430,000	Jacobs Engineering Group, Inc.	5.90%		03/01/2033	3,477,151
1,380,000	JELD-WEN, Inc.	4.88	%(a)	12/15/2027	1,312,712
1,020,000	JELD-WEN, Inc.	7.00	%(a)	09/01/2032	947,937
790,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88	%(a)	09/20/2031	840,195
1,295,000	JPMorgan Chase & Co. (SOFR + 1.99%)	4.85%		07/25/2028	1,294,801
4,495,000	JPMorgan Chase & Co. (SOFR + 1.02%)	2.07%		06/01/2029	4,086,055
9,788,000	JPMorgan Chase & Co. (SOFR + 1.46%)	5.29%		07/22/2035	9,688,458
4,970,000	Keurig Dr Pepper, Inc.	5.20%		03/15/2031	5,017,833
2,604,000	Keysight Technologies, Inc.	4.95%		10/15/2034	2,506,254
8,220,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	8,915,569
2,511,000	Kinetik Holdings LP	5.88	%(a)	06/15/2030	2,473,458
1,285,000	Kodiak Gas Services LLC	7.25	%(a)	02/15/2029	1,311,975
6,647,000	Kyndryl Holdings, Inc.	4.10%		10/15/2041	5,279,077
12,436,000	Laboratory Corp. of America Holdings	4.80%		10/01/2034	11,791,881
430,000	LBM Acquisition LLC	6.25	%(a)	01/15/2029	395,966
1,300,000	Leeward Renewable Energy Operations LLC	4.25	%(a)	07/01/2029	1,191,359
1,125,000	Level 3 Financing, Inc.	10.50	%(a)	04/15/2029	1,259,325
530,000	Level 3 Financing, Inc.	3.75	%(a)	07/15/2029	412,528

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
420,000	Level 3 Financing, Inc.	4.50	%(a)	04/01/2030	350,344
870,000	LFS Topco LLC	5.88	%(a)	10/15/2026	864,236
1,720,000	Life Time, Inc.	6.00	%(a)	11/15/2031	1,703,946
1,305,000	LifePoint Health, Inc.	4.38	%(a)	02/15/2027	1,251,784
1,560,000	LifePoint Health, Inc.	10.00	%(a)	06/01/2032	1,588,075
625,000	Light & Wonder International, Inc.	7.25	%(a)	11/15/2029	638,567
740,000	Lightning Power LLC	7.25	%(a)	08/15/2032	763,027
170,000	Lions Gate Capital Holdings LLC	5.50	%(a)	04/15/2029	133,506
620,000	Live Nation Entertainment, Inc.	6.50	%(a)	05/15/2027	627,374
2,922,000	Lowe’s Cos., Inc.	5.63%		04/15/2053	2,810,197
4,812,000	LPL Holdings, Inc.	6.00%		05/20/2034	4,902,296
4,835,000	LYB International Finance III LLC	5.50%		03/01/2034	4,746,566
2,403,000	M&T Bank Corp. (SOFR + 2.26%)	6.08%		03/13/2032	2,464,099
1,235,000	M/I Homes, Inc.	4.95%		02/01/2028	1,199,548
535,000	Macy’s Retail Holdings LLC	5.88	%(a)	04/01/2029	524,682
1,435,000	Madison IAQ LLC	5.88	%(a)	06/30/2029	1,356,555
1,870,000	Markel Group, Inc.	6.00%		05/16/2054	1,854,449
5,053,000	Marriott International, Inc./MD	5.30%		05/15/2034	5,017,214
9,600,000	Marvell Technology, Inc.	5.95%		09/15/2033	9,971,226
5,577,000	Massachusetts Mutual Life Insurance Co.	3.20	%(a)	12/01/2061	3,325,724
1,670,000	MasTec, Inc.	5.90%		06/15/2029	1,701,275
1,040,000	Matador Resources Co.	6.50	%(a)	04/15/2032	1,029,992
1,330,000	Match Group Holdings II LLC	5.00	%(a)	12/15/2027	1,287,446
650,000	Mativ Holdings, Inc.	8.00	%(a)	10/01/2029	626,891
912,000	Mavis Tire Express Services Topco Corp.	6.50	%(a)	05/15/2029	875,585
425,000	McAfee Corp.	7.38	%(a)	02/15/2030	413,309
5,804,000	McDonald’s Corp.	4.45%		03/01/2047	4,876,955
685,000	McGraw-Hill Education, Inc.	5.75	%(a)	08/01/2028	669,576
250,000	McGraw-Hill Education, Inc.	7.38	%(a)	09/01/2031	256,171
2,650,000	Medline Borrower LP	5.25	%(a)	10/01/2029	2,559,937
765,000	Medline Borrower LP/Medline Co.-Issuer, Inc.	6.25	%(a)	04/01/2029	774,022
5,710,000	Meta Platforms, Inc.	4.45%		08/15/2052	4,815,843
505,000	Michaels Cos., Inc.	5.25	%(a)	05/01/2028	381,863
405,000	Michaels Cos., Inc.	7.88	%(a)	05/01/2029	247,701
1,238,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.	4.88	%(a)	05/01/2029	1,167,992
1,300,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC	6.75	%(a)	04/01/2032	1,306,904
195,000	ModivCare, Inc.	5.00	%(a)	10/01/2029	114,914
3,431,000	Morgan Stanley (SOFR + 1.67%)	4.68%		07/17/2026	3,428,193
4,078,000	Morgan Stanley (SOFR + 1.61%)	4.21%		04/20/2028	4,020,294
1,678,000	Morgan Stanley (SOFR + 1.29%)	2.94%		01/21/2033	1,438,102
4,351,000	Mosaic Co.	5.38%		11/15/2028	4,403,592
5,006,000	Motorola Solutions, Inc.	5.40%		04/15/2034	5,010,689
4,982,000	MPLX LP	5.50%		06/01/2034	4,913,335
835,000	Nabors Industries, Inc.	9.13	%(a)	01/31/2030	849,932
310,000	Nabors Industries, Inc.	8.88	%(a)	08/15/2031	288,172
1,460,000	Nationstar Mortgage Holdings, Inc.	5.75	%(a)	11/15/2031	1,397,034
780,000	Navient Corp.	5.00%		03/15/2027	765,089
1,185,000	NCL Corp. Ltd.	5.88	%(a)	03/15/2026	1,184,263
830,000	NCL Corp. Ltd.	8.38	%(a)	02/01/2028	868,472
205,000	NCL Corp. Ltd.	6.25	%(a)	03/01/2030	202,729
4,584,000	NetApp, Inc.	1.88%		06/22/2025	4,515,124
3,644,000	Netflix, Inc.	5.40%		08/15/2054	3,548,032
2,338,000	NextEra Energy Capital Holdings, Inc. (5 yr. CMT Rate + 2.46%)	6.75%		06/15/2054	2,401,084
1,030,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.13	%(a)	02/15/2029	1,044,534
5,760,000	NGPL PipeCo LLC	3.25	%(a)	07/15/2031	4,971,484
5,089,000	NiSource, Inc.	5.35%		04/01/2034	5,050,379
5,275,000	Northrop Grumman Corp.	5.20%		06/01/2054	4,912,427
1,000,000	Novelis Corp.	4.75	%(a)	01/30/2030	924,126
3,136,000	NRG Energy, Inc.	2.00	%(a)	12/02/2025	3,046,613

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
745,000	NRG Energy, Inc.	6.00	%(a)	02/01/2033	724,155
1,650,000	NuStar Logistics LP	6.00%		06/01/2026	1,653,372
1,097,000	Occidental Petroleum Corp.	5.38%		01/01/2032	1,074,847
550,000	Olympus Water US Holding Corp.	6.25	%(a)	10/01/2029	525,983
2,577,000	Omega Healthcare Investors, Inc.	4.75%		01/15/2028	2,543,732
280,000	OneMain Finance Corp.	7.13%		03/15/2026	285,239
1,525,000	OneMain Finance Corp.	7.50%		05/15/2031	1,566,841
2,218,000	ONEOK, Inc.	6.63%		09/01/2053	2,334,170
2,824,000	Oracle Corp.	6.25%		11/09/2032	2,993,909
1,814,000	Oracle Corp.	3.80%		11/15/2037	1,515,492
2,539,000	O’Reilly Automotive, Inc.	5.00%		08/19/2034	2,464,094
1,220,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.38	%(a)	02/15/2031	1,276,261
640,000	Owens & Minor, Inc.	6.63	%(a)	04/01/2030	600,727
2,335,000	Owens Corning	5.70%		06/15/2034	2,373,381
4,520,000	Pacific Gas and Electric Co.	6.95%		03/15/2034	4,953,279
11,746,000	Pacific Gas and Electric Co.	6.75%		01/15/2053	12,811,993
1,015,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.	4.38	%(a)	10/15/2028	1,015,138
1,035,000	Panther Escrow Issuer LLC	7.13	%(a)	06/01/2031	1,046,472
1,755,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00	%(a)	02/01/2030	1,782,481
270,000	PBF Holding Co. LLC / PBF Finance Corp.	6.00%		02/15/2028	259,162
470,000	Penn Entertainment, Inc.	4.13	%(a)	07/01/2029	421,929
690,000	PennyMac Financial Services, Inc.	4.25	%(a)	02/15/2029	639,976
775,000	PennyMac Financial Services, Inc.	7.88	%(a)	12/15/2029	812,702
2,945,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.75	%(a)	05/24/2026	2,976,887
4,185,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.20	%(a)	04/01/2027	4,118,693
1,100,000	Performance Food Group, Inc.	6.13	%(a)	09/15/2032	1,101,325
1,220,000	Permian Resources Operating LLC	7.00	%(a)	01/15/2032	1,239,629
3,105,000	Permian Resources Operating LLC	6.25	%(a)	02/01/2033	3,067,460
1,345,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75	%(a)	02/15/2029	1,301,793
4,402,000	Philip Morris International, Inc.	5.25%		02/13/2034	4,352,991
3,795,000	Phillips Edison Grocery Center Operating Partnership I LP	5.75%		07/15/2034	3,803,310
655,000	Pike Corp.	8.63	%(a)	01/31/2031	691,814
980,000	Post Holdings, Inc.	6.38	%(a)	03/01/2033	961,735
375,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.63	%(a)	09/01/2029	294,741
545,000	Prime Security Services Borrower LLC / Prime Finance, Inc.	6.25	%(a)	01/15/2028	542,639
2,909,000	Qorvo, Inc.	3.38	%(a)	04/01/2031	2,490,371
4,993,000	Quanta Services, Inc.	5.25%		08/09/2034	4,881,358
5,060,000	Quest Diagnostics, Inc.	5.00%		12/15/2034	4,915,218
210,000	Radiate Holdco LLC / Radiate Finance, Inc.	4.50	%(a)	09/15/2026	183,555
1,117,346	Radiology Partners, Inc. 4.28% Cash + 3.50% PIK	7.78	%(a)	01/31/2029	1,104,776
225,011	Radiology Partners, Inc. 9.78% PIK	9.78	%(a)	02/15/2030	210,248
1,934,000	Regal Rexnord Corp.	6.05%		02/15/2026	1,952,506
2,886,000	Regal Rexnord Corp.	6.05%		04/15/2028	2,936,434
1,475,000	Royal Caribbean Cruises Ltd.	5.50	%(a)	08/31/2026	1,474,626
4,896,000	Royal Caribbean Cruises Ltd.	5.38	%(a)	07/15/2027	4,869,062
490,000	Royal Caribbean Cruises Ltd.	5.63	%(a)	09/30/2031	482,311
775,000	Royal Caribbean Cruises Ltd.	6.25	%(a)	03/15/2032	784,882
4,925,000	Royalty Pharma PLC	5.40%		09/02/2034	4,795,247
2,426,000	Sabra Health Care LP	3.20%		12/01/2031	2,082,787
367,000	Sabre GLBL, Inc.	8.63	%(a)	06/01/2027	362,322
165,000	Sabre GLBL, Inc.	10.75	%(a)	11/15/2029	170,840
1,423,000	San Diego Gas & Electric Co.	5.35%		04/01/2053	1,340,645
545,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.	6.63	%(a)	03/01/2030	521,997
1,270,000	Sealed Air Corp./Sealed Air Corp. US	7.25	%(a)	02/15/2031	1,310,703
965,000	Select Medical Corp.	6.25	%(a)	12/01/2032	930,121
260,000	Service Properties Trust	5.50%		12/15/2027	244,346
550,000	Service Properties Trust	8.88%		06/15/2032	509,585
1,100,000	Sirius XM Radio LLC	5.50	%(a)	07/01/2029	1,055,938
605,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp.	7.88	%(a)	11/01/2028	625,138

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,550,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.	6.63	%(a)	05/01/2032	1,572,203
1,230,000	SM Energy Co.	7.00	%(a)	08/01/2032	1,213,884
700,000	Sonic Automotive, Inc.	4.63	%(a)	11/15/2029	646,911
2,583,000	Sonoco Products Co.	4.60%		09/01/2029	2,517,347
680,000	Sotera Health Holdings LLC	7.38	%(a)	06/01/2031	689,759
3,724,000	Southwestern Electric Power Co.	3.25%		11/01/2051	2,361,713
465,000	Spirit AeroSystems, Inc.	9.75	%(a)	11/15/2030	515,154
625,000	Standard Building Solutions, Inc.	6.50	%(a)	08/15/2032	626,538
795,000	Staples, Inc.	10.75	%(a)	09/01/2029	783,103
185,000	Staples, Inc.	12.75	%(a)	01/15/2030	144,884
850,000	Starwood Property Trust, Inc.	7.25	%(a)	04/01/2029	872,996
405,000	Starwood Property Trust, Inc.	6.00	%(a)	04/15/2030	397,810
625,000	Station Casinos LLC	6.63	%(a)	03/15/2032	621,691
685,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.00	%(a)	06/01/2031	613,644
6,035,000	Sun Communities Operating LP	2.70%		07/15/2031	5,078,029
1,130,000	SunCoke Energy, Inc.	4.88	%(a)	06/30/2029	1,031,503
635,000	Sunoco LP / Sunoco Finance Corp.	6.00%		04/15/2027	634,204
210,000	SWF Holdings I Corp.	6.50	%(a)	10/01/2029	132,456
8,765,000	Take-Two Interactive Software, Inc.	4.95%		03/28/2028	8,762,697
1,205,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.38	%(a)	02/15/2029	1,209,977
1,081,000	Targa Resources Corp.	5.50%		02/15/2035	1,064,302
950,000	Tenet Healthcare Corp.	6.25%		02/01/2027	949,997
835,000	Tenet Healthcare Corp.	6.13%		10/01/2028	834,198
1,320,000	Tenet Healthcare Corp.	6.13%		06/15/2030	1,311,246
2,495,000	The Campbell’s Co.	5.40%		03/21/2034	2,484,100
5,722,000	T-Mobile USA, Inc.	3.40%		10/15/2052	3,819,923
3,190,000	T-Mobile USA, Inc.	5.25%		06/15/2055	2,899,851
945,000	Townsquare Media, Inc.	6.88	%(a)	02/01/2026	942,922
1,290,000	TransDigm, Inc.	5.50%		11/15/2027	1,268,656
1,245,000	TransDigm, Inc.	6.88	%(a)	12/15/2030	1,264,403
594,000	Transocean Poseidon Ltd.	6.88	%(a)	02/01/2027	596,256
441,000	Transocean, Inc.	8.00	%(a)	02/01/2027	442,307
1,785,000	Trident TPI Holdings, Inc.	12.75	%(a)	12/31/2028	1,971,249
785,000	Triton Water Holdings, Inc.	6.25	%(a)	04/01/2029	780,096
4,981,000	Truist Financial Corp. (SOFR + 1.57%)	5.15%		08/05/2032	4,924,520
5,741,000	Uber Technologies, Inc.	4.50	%(a)	08/15/2029	5,562,817
4,996,000	Uber Technologies, Inc.	4.80%		09/15/2034	4,785,588
655,000	UKG, Inc.	6.88	%(a)	02/01/2031	665,223
1,255,000	United Airlines, Inc.	4.63	%(a)	04/15/2029	1,194,253
2,060,000	United Natural Foods, Inc.	6.75	%(a)	10/15/2028	2,032,358
5,779,000	UnitedHealth Group, Inc.	5.05%		04/15/2053	5,207,765
2,056,000	UnitedHealth Group, Inc.	4.95%		05/15/2062	1,773,520
625,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	10.50	%(a)	02/15/2028	667,072
5,489,000	Universal Health Services, Inc.	4.63%		10/15/2029	5,299,875
1,000,000	Univision Communications, Inc.	4.50	%(a)	05/01/2029	896,237
445,000	Upbound Group, Inc.	6.38	%(a)	02/15/2029	433,128
1,725,000	US Foods, Inc.	5.75	%(a)	04/15/2033	1,680,660
500,000	Vail Resorts, Inc.	6.50	%(a)	05/15/2032	506,022
940,000	Venture Global LNG, Inc.	8.13	%(a)	06/01/2028	978,590
600,000	Venture Global LNG, Inc.	8.38	%(a)	06/01/2031	626,377
615,000	Venture Global LNG, Inc.	9.88	%(a)	02/01/2032	675,211
3,422,000	Veralto Corp.	5.35%		09/18/2028	3,467,205
4,988,000	Verisk Analytics, Inc.	5.25%		06/05/2034	4,931,460
515,000	Veritiv Operating Co.	10.50	%(a)	11/30/2030	555,289
5,267,000	VICI Properties LP / VICI Note Co., Inc.	4.63	%(a)	12/01/2029	5,050,791
1,020,000	Victra Holdings LLC / Victra Finance Corp.	8.75	%(a)	09/15/2029	1,071,397
1,415,000	Viking Cruises Ltd.	5.88	%(a)	09/15/2027	1,409,000
570,000	Viking Cruises Ltd.	9.13	%(a)	07/15/2031	613,522
1,807,000	Virginia Electric and Power Co.	5.55%		08/15/2054	1,749,042
760,000	Vistra Operations Co. LLC	7.75	%(a)	10/15/2031	797,997
775,000	Vistra Operations Co. LLC	6.88	%(a)	04/15/2032	794,272
550,000	Vital Energy, Inc.	7.88	%(a)	04/15/2032	529,739

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
119,130	Vortex Opco LLC	8.00	%(a)	04/30/2030	44,078
27,360	Vortex Opco LLC (3 mo. Term SOFR + 6.25%, 0.50% Floor)	10.56	%(a)	04/30/2030	26,950
635,000	VT Topco, Inc.	8.50	%(a)	08/15/2030	673,348
790,000	Wand NewCo 3, Inc.	7.63	%(a)	01/30/2032	812,234
1,065,000	WASH Multifamily Acquisition, Inc.	5.75	%(a)	04/15/2026	1,061,755
1,255,000	Watco Cos. LLC / Watco Finance Corp.	7.13	%(a)	08/01/2032	1,294,845
615,000	Wayfair LLC	7.25	%(a)	10/31/2029	616,230
1,090,000	Weatherford International Ltd.	8.63	%(a)	04/30/2030	1,126,341
4,377,000	Wells Fargo & Co. (SOFR + 1.98%)	4.81%		07/25/2028	4,362,229
2,439,000	Wells Fargo & Co. (5 yr. CMT Rate + 2.77%)	6.85	%(h)	09/15/2029	2,523,512
4,980,000	Wells Fargo & Co. (3 mo. Term SOFR + 1.43%)	2.88%		10/30/2030	4,494,170
7,465,000	Wells Fargo & Co. (SOFR + 2.06%)	6.49%		10/23/2034	7,938,278
6,659,000	Williams Cos., Inc.	5.15%		03/15/2034	6,477,972
3,289,000	Willis North America, Inc.	4.50%		09/15/2028	3,232,538
790,000	Windstream Services LLC / Windstream Escrow Finance Corp.	8.25	%(a)	10/01/2031	816,854
4,663,000	Workday, Inc.	3.70%		04/01/2029	4,436,185
2,718,000	Workday, Inc.	3.80%		04/01/2032	2,474,459
1,020,000	WR Grace Holdings LLC	5.63	%(a)	08/15/2029	939,250
1,215,000	Wyndham Hotels & Resorts, Inc.	4.38	%(a)	08/15/2028	1,159,764
3,250,000	XHR LP	6.63	%(a)	05/15/2030	3,264,729
1,510,000	XPO, Inc.	7.13	%(a)	06/01/2031	1,554,429
5,023,000	Zimmer Biomet Holdings, Inc.	5.20%		09/15/2034	4,926,430
	Total US Corporate Bonds (Cost $1,081,749,405)				1,040,201,896

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 20.2%
	Fannie Mae Whole Loan
111,610	Series 2003-W17-1A7	5.75%		08/25/2033	111,290
	Federal Home Loan Mortgage Corp.
200,681	Pool G01840	5.00%		07/01/2035	199,376
114,226	Pool G04817	5.00%		09/01/2038	114,015
4,712,611	Pool G08537	3.00%		07/01/2043	4,165,457
2,601,446	Pool G08622	3.00%		01/01/2045	2,272,709
2,490,106	Pool G08686	3.00%		01/01/2046	2,171,883
9,275,053	Pool G08701	3.00%		04/01/2046	8,071,635
612,871	Pool G08737	3.00%		12/01/2046	531,485
5,513,475	Pool G61645	4.00%		10/01/2048	5,119,582
807,373	Pool N70081	5.50%		07/01/2038	807,482
4,767,041	Pool Q33789	3.50%		06/01/2045	4,319,441
8,907,600	Pool QX1615	5.50%		12/01/2054	8,829,075
7,517,802	Pool RA3722	2.50%		10/01/2050	6,242,230
37,522,410	Pool RA9843	5.50%		09/01/2053	37,285,409
7,162,190	Pool SD0699	2.00%		11/01/2050	5,743,741
11,969,882	Pool SD2759	5.50%		05/01/2053	11,906,291
23,788,518	Pool SD2912	5.00%		05/01/2053	23,108,341
39,433,394	Pool SD2969	2.50%		05/01/2052	32,692,086
27,654,396	Pool SD3721	5.00%		07/01/2053	26,865,513
18,611,338	Pool SD3892	5.50%		09/01/2053	18,486,808
23,347,765	Pool SD4301	6.00%		11/01/2053	23,913,025
10,096,447	Pool SD4400	2.00%		02/01/2051	7,972,654
5,437,799	Pool SD4658	5.00%		06/01/2053	5,310,523
14,454,189	Pool SD4882	6.00%		02/01/2054	14,804,053
19,624,170	Pool SD4888	6.00%		02/01/2054	19,927,971
14,686,265	Pool SD5598	5.50%		05/01/2054	14,646,188
30,711,960	Pool SD5726	3.00%		07/01/2052	26,266,806
6,722,307	Pool SD5964	5.50%		11/01/2053	6,707,075
25,000,000	Pool SD7162	5.50%		12/01/2054	25,001,227
54,585,411	Pool SD7538	2.00%		04/01/2051	43,626,035
50,011,207	Pool SD7553	3.00%		03/01/2052	43,112,346

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
18,073,380	Pool SD7562	5.50%		04/01/2053	18,095,917
23,744,120	Pool SD7564	5.00%		06/01/2053	23,157,169
18,737,793	Pool SD7565	5.50%		09/01/2053	18,721,365
8,990,443	Pool SD7567	5.50%		02/01/2054	9,007,809
13,906,473	Pool SD7568	5.50%		02/01/2054	13,875,718
741,301	Pool T60854	3.50%		09/01/2042	668,939
132,595	Pool U60299	4.00%		11/01/2040	125,352
9,960,107	Pool ZT1827	3.00%		07/01/2047	8,643,651
25,518	Series 2692-SC (-2 x 30 day avg SOFR US + 13.06%, 0.00% Floor, 13.29% Cap)	3.86	%(k)	07/15/2033	25,775
610,036	Series 2722-PS (-1 x 30 day avg SOFR US + 9.76%, 0.00% Floor, 9.89% Cap)	4.65	%(k)	12/15/2033	617,793
23,410	Series 2750-ZT	5.00%		02/15/2034	23,528
60,343	Series 3002-SN (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	1.79	%(i)(k)	07/15/2035	4,246
29,125	Series 3045-DI (-1 x 30 day avg SOFR US + 6.62%, 0.00% Floor, 6.73% Cap)	2.02	%(i)(k)	10/15/2035	2,395
101,506	Series 3116-Z	5.50%		02/15/2036	103,855
7,660	Series 3117-ZN	4.50%		02/15/2036	7,333
26,337	Series 3275-SC (-1 x 30 day avg SOFR US + 5.97%, 0.00% Floor, 6.08% Cap)	1.37	%(i)(k)	02/15/2037	2,022
80,079	Series 3382-SB (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.29	%(i)(k)	11/15/2037	4,846
100,294	Series 3384-S (-1 x 30 day avg SOFR US + 6.28%, 0.00% Floor, 6.39% Cap)	1.68	%(i)(k)	11/15/2037	5,768
37,600	Series 3417-SX (-1 x 30 day avg SOFR US + 6.07%, 0.00% Floor, 6.18% Cap)	1.47	%(i)(k)	02/15/2038	2,588
10,876	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	0.94	%(i)(k)	03/15/2038	626
10,876	Series 3423-SG (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	0.94	%(i)(k)	03/15/2038	613
48,241	Series 3524-LB	3.15	%(c)	06/15/2038	44,711
29,690	Series 3562-WS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.24	%(i)(k)	08/15/2039	1,175
100,954	Series 3582-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.29	%(i)(k)	10/15/2049	7,684
59,615	Series 3616-SG (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	1.64	%(i)(k)	03/15/2032	2,353
344,677	Series 3626-AZ	5.50%		08/15/2036	353,537
146,435	Series 3666-SC (-1 x 30 day avg SOFR US + 5.66%, 0.00% Floor, 5.77% Cap)	1.06	%(i)(k)	05/15/2040	9,465
362,363	Series 3779-YA	3.50%		12/15/2030	353,279
162,797	Series 3786-SG (-2 x 30 day avg SOFR US + 9.27%, 0.00% Floor, 9.50% Cap)	0.08	%(k)	01/15/2041	110,945
101,340	Series 3792-SE (-2 x 30 day avg SOFR US + 9.63%, 0.00% Floor, 9.86% Cap)	0.44	%(k)	01/15/2041	58,245
320,365	Series 3806-CZ	5.50%		07/15/2034	327,625
487,130	Series 3818-CZ	4.50%		03/15/2041	469,857
251,282	Series 3828-SW (-3 x 30 day avg SOFR US + 12.86%, 0.00% Floor, 13.20% Cap)	0.00	%(k)	02/15/2041	182,659
1,798,889	Series 3889-VZ	4.00%		07/15/2041	1,694,622
694,722	Series 3972-AZ	3.50%		12/15/2041	637,435
1,959,951	Series 4291-MS (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	1.19	%(i)(k)	01/15/2054	183,634
1,105,432	Series 4471-BA	3.00%		12/15/2041	1,088,249
13,155,593	Series 5470-FH (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.77%		11/25/2054	13,128,232
13,586,744	Series 5478-FB (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.92%		02/25/2054	13,612,322
	Federal National Mortgage Association
36,843	Pool 555743	5.00%		09/01/2033	36,655
31,935	Pool 735382	5.00%		04/01/2035	31,682
269,094	Pool 735383	5.00%		04/01/2035	266,967
136,244	Pool 735402	5.00%		04/01/2035	135,160
181,780	Pool 735484	5.00%		05/01/2035	180,329
44,147	Pool 931104	5.00%		05/01/2039	43,966

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
223,666	Pool 995203	5.00%		07/01/2035	221,927
179,696	Pool AB2123	4.00%		01/01/2031	176,443
17,636	Pool AB2370	4.50%		09/01/2035	17,431
2,476	Pool AD2177	4.50%		06/01/2030	2,446
289,780	Pool AH7309	4.00%		02/01/2031	283,629
3,644,497	Pool AL9238	3.00%		10/01/2041	3,220,847
722,390	Pool AL9445	3.00%		07/01/2031	695,313
6,774,712	Pool AS7661	3.00%		08/01/2046	5,793,090
3,228,904	Pool AS7724	2.50%		08/01/2046	2,698,361
10,443,717	Pool BC9081	3.00%		12/01/2046	9,064,504
7,079,471	Pool BD8013	2.50%		09/01/2046	5,919,227
17,450,500	Pool BL2643	3.39%		07/01/2034	15,413,115
28,614,926	Pool BL4425	2.14%		10/01/2029	25,603,446
18,090,000	Pool BL5484	2.26%		01/01/2030	16,094,764
4,727,964	Pool BL9284	2.23%		12/01/2050	3,258,692
1,727,076	Pool BM4094	3.00%		03/01/2043	1,524,864
9,980,777	Pool BM6089	3.50%		12/01/2044	9,057,284
42,650,259	Pool BR2217	2.50%		08/01/2051	35,265,382
36,599,790	Pool BS4941	2.46%		04/01/2032	31,232,900
23,006,977	Pool CB6266	6.00%		05/01/2053	23,287,237
30,819,128	Pool CB7270	6.00%		10/01/2053	31,278,920
35,163,073	Pool CB7272	6.00%		10/01/2053	35,645,350
14,083,080	Pool CB7335	5.50%		10/01/2053	14,068,435
9,179,349	Pool CB8122	5.00%		03/01/2054	8,986,630
22,421,189	Pool CB8138	5.50%		03/01/2054	22,346,710
26,690,247	Pool CB8692	5.50%		06/01/2054	26,695,727
9,540,466	Pool FM1000	3.00%		04/01/2047	8,280,470
15,158,146	Pool FM4575	2.50%		10/01/2050	12,588,619
9,713,365	Pool FM6061	2.00%		02/01/2051	7,696,423
6,334,377	Pool FM8664	3.00%		10/01/2046	5,499,783
35,761,160	Pool FS1472	3.50%		11/01/2050	32,107,745
9,617,444	Pool FS3708	5.00%		01/01/2053	9,320,885
28,623,642	Pool FS5417	2.50%		04/01/2052	23,603,078
29,394,310	Pool FS5875	2.50%		04/01/2052	24,242,189
8,680,494	Pool FS6084	6.00%		10/01/2053	8,783,203
2,188,421	Pool FS6309	6.00%		12/01/2053	2,241,483
6,265,807	Pool FS6476	2.50%		11/01/2051	5,193,859
3,988,733	Pool FS7708	3.50%		04/01/2052	3,571,394
4,303,193	Pool FS8999	6.00%		08/01/2054	4,382,948
113,242	Pool MA0264	4.50%		12/01/2029	112,521
77,996	Pool MA0353	4.50%		03/01/2030	77,466
4,249	Pool MA0468	5.00%		07/01/2040	4,087
1,833,838	Pool MA2151	3.50%		01/01/2045	1,648,377
951,084	Pool MA2248	3.00%		04/01/2045	813,311
1,495,126	Pool MA2621	3.50%		05/01/2046	1,331,444
3,559,126	Pool MA2649	3.00%		06/01/2046	3,043,421
1,406,310	Pool MA2711	3.00%		08/01/2046	1,202,541
9,139,368	Pool MA2806	3.00%		11/01/2046	7,915,178
12,291,536	Pool MA4709	5.00%		07/01/2052	11,895,628
15,175,574	Pool MA5086	5.00%		07/01/2043	14,902,642
666,695	Series 2005-20-QH	5.00%		03/25/2035	669,092
124,382	Series 2006-101-SA (-1 x 30 day avg SOFR US + 6.47%, 0.00% Floor, 6.58% Cap)	1.90	%(i)(k)	10/25/2036	12,460
47,243	Series 2006-56-SM (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.07	%(i)(k)	07/25/2036	3,894
39,269	Series 2007-116-BI (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.57	%(i)(k)	05/25/2037	2,692
507,664	Series 2007-30-FS (-5 x 30 day avg SOFR US + 29.30%, 0.00% Floor, 29.83% Cap)	8.14	%(k)	04/25/2037	548,482
197,397	Series 2007-30-OI (-1 x 30 day avg SOFR US + 6.33%, 0.00% Floor, 6.44% Cap)	1.76	%(i)(k)	04/25/2037	19,746
30,186	Series 2008-29-ZA	4.50%		04/25/2038	29,638
12,269	Series 2008-62-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(i)(k)	07/25/2038	697

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
134,232	Series 2009-111-EZ	5.00%		01/25/2040	132,225
3,953	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.57	%(i)(k)	01/25/2040	380
14,033	Series 2009-16-MZ	5.00%		03/25/2029	13,925
19,164	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.27	%(i)(k)	07/25/2039	1,446
39,158	Series 2009-62-PS (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.42	%(i)(k)	08/25/2039	1,167
343,532	Series 2009-77-ZA	4.50%		10/25/2039	338,242
92,720	Series 2009-83-Z	4.50%		10/25/2039	89,573
57,122	Series 2010-121-SD (-1 x 30 day avg SOFR US + 4.39%, 0.00% Floor, 4.50% Cap)	0.00	%(i)(k)	10/25/2040	1,315
26,762	Series 2010-137-VS (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	0.61	%(k)	12/25/2040	24,770
16,509	Series 2010-31-SA (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.32	%(i)(k)	04/25/2040	630
11,999	Series 2010-34-PS (-1 x 30 day avg SOFR US + 4.82%, 0.00% Floor, 4.93% Cap)	0.25	%(i)(k)	04/25/2040	371
59,113	Series 2010-35-SP (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	1.67	%(i)(k)	04/25/2050	6,877
3,226	Series 2010-35-SV (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.77	%(i)(k)	04/25/2040	66
466,514	Series 2010-37-MY	4.50%		04/25/2040	448,148
81,421	Series 2010-59-SC (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.32	%(i)(k)	01/25/2040	2,566
149,175	Series 2010-60-VZ	5.00%		10/25/2039	146,711
64,995	Series 2010-64-EZ	5.00%		06/25/2040	65,323
113,348	Series 2010-7-PE	5.00%		02/25/2040	113,059
30,652	Series 2010-90-GS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(i)(k)	08/25/2040	2,362
20,257	Series 2010-99-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	1.02	%(k)	09/25/2040	20,641
986,531	Series 2011-141-PZ	4.00%		01/25/2042	925,117
61,571	Series 2011-25-KY	3.00%		04/25/2026	60,942
405,005	Series 2011-59-MA	4.50%		07/25/2041	396,005
5,345,914	Series 2012-56-FK (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.13%		06/25/2042	5,261,928
614,998	Series 2017-86-MA	3.00%		04/25/2046	590,450
8,875,856	Series 2018-21-IO	3.00	%(i)	04/25/2048	1,333,354
13,964,673	Series 2018-21-PO	0.00	%(l)	04/25/2048	10,463,681
7,307,699	Series 2018-35-IO	3.00	%(i)	05/25/2048	1,265,397
28,034,200	Series 2018-35-PO	0.00	%(l)	05/25/2048	19,829,369
16,947,330	Series 2021-48-NS (-1 x 30 day avg SOFR US + 3.65%, 0.00% Floor, 3.65% Cap)	0.00	%(i)(k)	08/25/2051	303,805
9,983,983	Series 2022-12-MZ	3.00	%(m)	03/25/2052	6,492,407
16,285,000	Series 2024-100-FD (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	6.05%		06/25/2054	16,288,180
83,999	Series 400-S4 (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	0.77	%(i)(k)	11/25/2039	6,277
	Ginnie Mae I Pool
25,300,091	Pool 779384	3.50%		06/15/2042	23,243,249
	Ginnie Mae II Pool
9,836,108	Pool 784415	3.50%		04/20/2047	8,944,001
24,227,209	Pool 785713	2.50%		10/20/2051	20,134,756
11,427,007	Pool 785764	2.50%		11/20/2051	9,465,089
29,924,303	Pool 786009	3.00%		02/20/2052	25,885,556
9,417,068	Pool 786227	3.00%		04/20/2052	8,142,866
3,912,595	Pool 786540	3.50%		02/20/2050	3,555,499
10,258,513	Pool 786718	3.50%		07/20/2051	9,279,672
25,249,269	Pool MA5076	3.00%		03/20/2048	22,163,824
27,767,657	Pool MA5191	3.50%		05/20/2048	25,068,611
	Government National Mortgage Association
65,488	Series 2003-67-SP (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	2.62	%(i)(k)	08/20/2033	94
37,480	Series 2008-82-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.57	%(i)(k)	09/20/2038	1,007

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
509,159	Series 2009-32-ZE	4.50%		05/16/2039	499,160
547,375	Series 2009-75-GZ	4.50%		09/20/2039	539,334
723,508	Series 2009-75-HZ	5.00%		09/20/2039	715,680
1,859,054	Series 2010-113-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.57	%(i)(k)	09/20/2040	206,503
4,201,345	Series 2010-115-AF (1 mo. Term SOFR + 0.56%, 0.45% Floor, 6.50% Cap)	4.93%		09/20/2040	4,152,523
81,257	Series 2010-25-ZB	4.50%		02/16/2040	79,739
1,062,615	Series 2011-45-GZ	4.50%		03/20/2041	1,042,858
1,693,660	Series 2013-117-MS (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.67	%(i)(k)	02/20/2043	70,192
1,715,818	Series 2013-122-SB (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.59	%(i)(k)	08/16/2043	163,471
2,498,922	Series 2014-102-TS (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.12	%(i)(k)	07/20/2044	189,336
2,144,650	Series 2014-118-PS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.72	%(i)(k)	08/20/2044	249,976
1,876,569	Series 2014-118-SA (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.72	%(i)(k)	08/20/2044	218,729
3,444,137	Series 2015-161-GF (1 mo. Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap)	4.78%		11/20/2045	3,367,429
5,465,592	Series 2017-52-FH (1 mo. Term SOFR + 0.46%, 0.35% Floor, 6.50% Cap)	4.83%		04/20/2047	5,345,118
11,414,672	Series 2019-86-FE (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	4.88%		07/20/2049	11,242,530
13,981,835	Series 2020-61-IA	3.00	%(i)	05/20/2050	2,127,213
18,703,012	Series 2020-62-KF (1 mo. Term SOFR + 0.46%, 0.35% Floor, 6.50% Cap)	4.83%		05/20/2050	18,196,012
10,369,462	Series 2021-117-ID	3.50	%(i)	06/20/2051	1,819,151
20,775,932	Series 2021-155-UI	4.50	%(i)	09/20/2051	3,483,154
17,620,100	Series 2021-214-IG	2.50	%(i)	12/20/2051	2,351,672
18,231,163	Series 2022-83-GZ	3.00	%(m)	05/20/2052	13,997,933
	Total US Government and Agency Mortgage Backed Obligations (Cost $1,449,624,207)				1,366,556,564
US GOVERNMENT AND AGENCY OBLIGATIONS - 17.6%
190,000,000	United States Treasury Note/Bond	0.75%		03/31/2026	182,019,105
101,700,000	United States Treasury Note/Bond	0.75%		01/31/2028	91,396,983
131,750,000	United States Treasury Note/Bond	0.63%		05/15/2030	108,136,472
107,850,000	United States Treasury Note/Bond	0.63%		08/15/2030	87,609,656
289,650,000	United States Treasury Note/Bond	0.88%		11/15/2030	237,055,043
27,250,000	United States Treasury Note/Bond	1.13%		05/15/2040	16,406,544
400,220,000	United States Treasury Note/Bond	1.13%		08/15/2040	238,872,163
215,150,000	United States Treasury Note/Bond	1.88%		02/15/2041	144,219,555
122,900,000	United States Treasury Note/Bond	1.75%		08/15/2041	79,632,243
	Total US Government and Agency Obligations (Cost $1,198,703,064)				1,185,347,764
COMMON STOCKS - 0.0%(n)
37,440	Flame Aggregator - Series R(b)(o)				157,997
3,720	Flame Aggregator - Series U(b)(o)				15,698
	Total Common Stocks (Cost $84,406)				173,695
WARRANTS - 0.0%(n)
31,063	Avation PLC, Expires 10/31/2026 at GBP 1.15(o)				21,388
	Total Warrants (Cost $–)				21,388
AFFILIATED MUTUAL FUNDS - 6.6%
12,929,742	DoubleLine Global Bond Fund - Class I				106,282,481
32,972,257	DoubleLine Infrastructure Income Fund - Class I				305,982,549
5,000,000	DoubleLine Long Duration Total Return Bond Fund - Class I				31,050,000
	Total Affiliated Mutual Funds (Cost $504,557,903)				443,315,030

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
SHORT TERM INVESTMENTS - 5.9%
132,604,714	First American Government Obligations Fund - U	4.41	%(p)		132,604,714
132,604,714	JPMorgan US Government Money Market Fund - IM	4.44	%(p)		132,604,714
132,604,714	MSILF Government Portfolio - Institutional	4.42	%(p)		132,604,714
	Total Short Term Investments (Cost $397,814,142)				397,814,142
	Total Investments - 99.3% (Cost $7,241,431,204)				6,703,784,234
	Other Assets in Excess of Liabilities - 0.7%				46,335,248
	NET ASSETS - 100.0%				$6,750,119,482

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	20.2%
US Government and Agency Obligations	17.6%
US Corporate Bonds	15.4%
Non-Agency Residential Collateralized Mortgage Obligations	11.4%
Affiliated Mutual Funds	6.6%
Short Term Investments	5.9%
Foreign Corporate Bonds	5.7%
Non-Agency Commercial Mortgage Backed Obligations	5.2%
Asset Backed Obligations	3.6%
Collateralized Loan Obligations	3.6%
Bank Loans	3.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Common Stocks	0.0	%(n)
Warrants	0.0	%(n)
Other Assets and Liabilities	0.7%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	20.2%
US Government and Agency Obligations	17.6%
Non-Agency Residential Collateralized Mortgage Obligations	11.4%
Affiliated Mutual Funds	6.6%
Short Term Investments	5.9%
Non-Agency Commercial Mortgage Backed Obligations	5.2%
Asset Backed Obligations	3.6%
Collateralized Loan Obligations	3.6%
Banking	3.2%
Energy	2.5%
Technology	1.9%
Utilities	1.8%
Healthcare	1.7%
Transportation	1.1%
Finance	1.1%
Insurance	1.0%
Media	0.8%
Real Estate	0.8%
Telecommunications	0.8%
Mining	0.7%
Retailers (other than Food/Drug)	0.6%
Hotels/Motels/Inns and Casinos	0.6%
Electronics/Electric	0.6%
Automotive	0.5%
Commercial Services	0.5%
Construction	0.5%
Chemicals/Plastics	0.5%
Industrial Equipment	0.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.4%
Diversified Manufacturing	0.4%

Pharmaceuticals	0.4%
Food Products	0.4%
Containers and Glass Products	0.4%
Leisure	0.3%
Aerospace & Defense	0.3%
Consumer Products	0.2%
Business Equipment and Services	0.2%
Building and Development (including Steel/Metals)	0.1%
Beverage and Tobacco	0.1%
Pulp & Paper	0.1%
Food Service	0.1%
Chemical Products	0.1%
Conglomerates	0.0	%(n)
IT Services	0.0	%(n)
Consumer Staples	0.0	%(n)
Financial Intermediaries	0.0	%(n)
Financials	0.0	%(n)
Other Assets and Liabilities	0.7%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2024, the value of these securities total $1,476,843,201 or 21.9% of the Fund’s net assets.
(b)	Value determined using significant unobservable inputs.
(c)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(d)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(g)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(h)	Perpetual maturity. The date disclosed is the next call date of the security.
(i)	Interest only security
(j)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(k)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(l)	Principal only security
(m)	This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(n)	Represents less than 0.05% of net assets.
(o)	Non-income producing security.
(p)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate
GBP	British Pound
LIBOR	London Interbank Offered Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Futures Contracts
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
10 Year U.S. Ultra Treasury Notes	Short	(5,500)	3/20/2025	$(620,586,444)	$8,367,694
U.S. Treasury 2 Year Notes	Long	17,000	3/31/2025	3,492,866,503	2,492,890
U.S. Treasury Ultra Bonds	Short	(220)	3/20/2025	(27,057,368)	897,993
U.S. Treasury 5 Year Notes	Long	1,450	3/31/2025	155,024,767	(882,970)
U.S. Treasury Long Bonds	Long	3,050	3/20/2025	355,322,499	(8,099,061)
					$2,776,546

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

A summary of the DoubleLine Core Fixed Income Fund’s investments in affiliated mutual funds for the period ended December 31, 2024 is as follows:

Fund	Value at March 31, 2024	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended December 31, 2024	Change in Unrealized for the Period Ended December 31, 2024	Value at December 31, 2024	Shares Held at December 31, 2024	Dividend Income Earned for the Period Ended December 31, 2024
DoubleLine Infrastructure Income Fund (Class I)	$304,004,213	$—	$—	$—	$1,978,336	$305,982,549	32,972,257	$9,647,527
DoubleLine Global Bond Fund (Class I)	108,480,538	—	—	—	(2,198,057)	106,282,481	12,929,742	1,102,542
DoubleLine Long Duration Total Return Bond Fund (Class I)	32,900,000	—	—	—	(1,850,000)	31,050,000	5,000,000	1,165,492
	$445,384,751	$—	$—	$—	$(2,069,721)	$443,315,030	50,901,999	$11,915,561

DoubleLine Emerging Markets Fixed Income Fund	(Unaudited)

Schedule of Investments	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN CORPORATE BONDS - 75.8%
BRAZIL - 11.9%
4,030,489	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	3,982,294
2,300,000	Banco do Estado do Rio Grande do Sul SA (5 yr. CMT Rate + 4.93%)	5.38%		01/28/2031	2,269,158
505,000	Banco do Estado do Rio Grande do Sul SA (5 yr. CMT Rate + 4.93%)	5.38	%(a)	01/28/2031	498,228
800,000	Braskem Netherlands Finance BV	4.50%		01/31/2030	677,917
7,200,000	Cosan Overseas Ltd.	8.25	%(b)	02/05/2025	7,200,000
3,350,000	CSN Resources SA	5.88%		04/08/2032	2,706,512
10,730,661	Guara Norte Sarl	5.20%		06/15/2034	9,803,222
1,929,352	Invepar Holdings	0.00	%(c)(d)	12/30/2028	—
200,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.22%)	4.63	%(b)	02/27/2025	199,102
200,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.86%)	7.86	%(b)	03/19/2025	202,080
1,900,000	LD Celulose International GmbH	7.95	%(a)	01/26/2032	1,906,678
1,000,000	MARB BondCo PLC	3.95%		01/29/2031	838,422
1,100,000	Minerva Luxembourg SA	8.88	%(a)	09/13/2033	1,142,323
1,600,000	Minerva Luxembourg SA	8.88%		09/13/2033	1,661,560
2,500,000	Movida Europe SA	7.85	%(a)	04/11/2029	2,205,805
700,000	Movida Europe SA	7.85%		04/11/2029	617,625
6,844,110	MV24 Capital BV	6.75%		06/01/2034	6,495,870
7,557,045	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	7,512,613
975,000	Simpar Europe SA	5.20%		01/26/2031	733,180
850,000	Unigel Luxembourg SA	8.75	%(c)	10/01/2026	167,051
					50,819,640
CHILE - 5.6%
2,900,000	CAP SA	3.90	%(a)	04/27/2031	2,340,300
6,000,000	CAP SA	3.90%		04/27/2031	4,842,000
4,500,000	Cencosud SA	4.38%		07/17/2027	4,400,139
10,671,434	Chile Electricity PEC SpA	0.00	%(a)	01/25/2028	8,996,019
2,072,300	Empresa Electrica Angamos SA	4.88%		05/25/2029	1,883,804
1,153,500	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	1,117,470
294,200	GNL Quintero SA	4.63%		07/31/2029	290,419
					23,870,151
COLOMBIA - 9.6%
1,381,246	AL Candelaria Spain SA	7.50%		12/15/2028	1,364,976
7,100,000	AL Candelaria Spain SA	5.75%		06/15/2033	5,774,764
3,800,000	AL Candelaria Spain SA	5.75	%(a)	06/15/2033	3,090,719
3,000,000	Aris Mining Corp.	8.00	%(a)	10/31/2029	2,972,506
2,850,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65	%(a)(b)	04/22/2031	2,452,243
200,000	Banco de Bogota SA	6.25%		05/12/2026	200,105
2,300,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%		12/24/2034	2,410,362
5,213,000	Canacol Energy Ltd.	5.75%		11/24/2028	2,908,025
7,000,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	6,262,022
4,392,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	3,779,602
1,203,020	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	1,200,012
7,139,000	Gran Tierra Energy, Inc.	9.50	%(a)	10/15/2029	6,657,475
1,700,000	Termocandelaria Power SA	7.75	%(a)	09/17/2031	1,720,502
600,000	Transportadora de Gas Internacional SA ESP	5.55%		11/01/2028	586,691
					41,380,004
DOMINICAN REPUBLIC - 0.9%
200,000	Aeropuertos Dominicanos Siglo XXI SA	7.00	%(a)	06/30/2034	204,250
3,800,000	AES Espana BV	5.70	%(a)	05/04/2028	3,617,505
					3,821,755

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
GUATEMALA - 3.8%
8,500,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	8,342,750
3,100,000	CT Trust	5.13%		02/03/2032	2,776,642
2,135,000	Energuate Trust	5.88%		05/03/2027	2,090,869
450,000	Millicom International Cellular SA	5.13%		01/15/2028	433,959
2,700,000	Millicom International Cellular SA	6.25%		03/25/2029	2,658,529
					16,302,749
INDIA - 11.8%
500,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	400,731
1,700,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	1,307,022
3,755,750	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	3,094,738
2,656,000	Adani International Container Terminal Pvt Ltd.	3.00	%(a)	02/16/2031	2,188,544
2,400,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	2,170,457
2,000,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	1,810,464
700,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	603,088
2,800,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	2,130,210
3,800,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	3,494,911
1,812,500	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	1,408,834
200,000	Bharti Airtel Ltd.	4.38%		06/10/2025	199,238
4,498,750	JSW Hydro Energy Ltd.	4.13%		05/18/2031	4,062,478
4,000,000	JSW Infrastructure Ltd.	4.95%		01/21/2029	3,859,767
8,960,000	Network i2i Ltd. (5 yr. CMT Rate + 4.27%)	5.65	%(b)	01/15/2025	8,981,074
1,400,000	Periama Holdings	5.95%		04/19/2026	1,399,284
3,000,000	Reliance Industries Ltd.	4.13%		01/28/2025	2,997,403
8,000,000	UPL Corp. Ltd.	4.63%		06/16/2030	7,091,379
3,382,859	Vedanta Resources Ltd.	13.88%		12/09/2028	3,400,217
					50,599,839
INDONESIA - 2.8%
3,200,000	Freeport Indonesia PT	4.76%		04/14/2027	3,172,512
600,000	Freeport Indonesia PT	5.32%		04/14/2032	584,656
5,600,000	Medco Laurel Tree Pte Ltd.	6.95%		11/12/2028	5,582,126
2,600,000	Medco Oak Tree Pte Ltd.	7.38%		05/14/2026	2,649,158
					11,988,452
JAMAICA - 0.1%
3,187,632	Digicel Group Holdings Ltd.	0.00	%(a)(d)	12/31/2030	73,580
26,166	Digicel Group Holdings Ltd.	0.00	%(a)(d)	12/31/2030	26,077
1,201,562	Digicel Group Holdings Ltd.	0.00	%(a)(d)	12/31/2030	213,452
					313,109
KUWAIT - 1.2%
1,000,000	MEGlobal BV	4.25%		11/03/2026	978,571
4,100,000	MEGlobal Canada ULC	5.00%		05/18/2025	4,093,481
					5,072,052
MEXICO - 7.7%
1,900,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63	%(b)	01/10/2028	1,866,624
2,200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50	%(a)(b)	06/27/2029	2,130,468
3,000,000	Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)	8.38	%(a)(b)	05/20/2031	2,996,809
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	5.62	%(a)	12/10/2029	199,500
2,400,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%		01/18/2033	2,234,320
2,100,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	1,994,315
2,400,000	Braskem Idesa SAPI	6.99%		02/20/2032	1,766,518
2,200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88	%(a)	02/15/2039	2,270,785
4,600,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13	%(b)	06/08/2026	4,509,627
3,916,800	Cometa Energia SAB de CV	6.38%		04/24/2035	3,874,990
5,200,000	Credito Real SAB de CV SOFOM ER (5 yr. CMT Rate + 7.03%)	9.13	%(b)(c)	11/29/2027	52,000

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
358,715	Fermaca Enterprises S de RL de CV	6.38%		03/30/2038	349,456
4,590,000	KUO SAB De CV	5.75%		07/07/2027	4,464,002
4,600,000	Mexarrend SAPI de CV	10.25	%(a)(c)	07/24/2025	85,100
1,899,017	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	1,841,287
2,575,793	Tierra Mojada Luxembourg II Sarl	5.75%		12/01/2040	2,359,062
					32,994,863
PANAMA - 0.4%
1,650,000	Multibank, Inc.	7.75%		02/03/2028	1,673,983
PARAGUAY - 1.7%
750,000	Banco Continental SAECA	2.75%		12/10/2025	725,641
2,224,000	Frigorifico Concepcion SA	7.70%		07/21/2028	1,726,663
6,559,999	Rutas 2 & 7 Finance Ltd.	0.00%		09/30/2036	4,661,877
168,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	166,672
					7,280,853
PERU - 12.6%
8,000,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%		07/01/2030	7,849,647
3,950,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	3,745,492
12,172,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%		07/08/2030	12,021,608
7,950,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	7,949,401
635,400	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	639,876
5,080,000	InRetail Consumer	3.25%		03/22/2028	4,665,332
4,148,000	InRetail Shopping Malls	5.75%		04/03/2028	4,107,621
4,900,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	4,690,551
5,788,331	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	5,322,063
2,710,000	Orazul Energy Peru SA	5.63%		04/28/2027	2,643,659
300,000	SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA	3.75%		08/02/2028	272,737
					53,907,987
SINGAPORE - 4.4%
400,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	385,127
9,400,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%		09/10/2030	9,182,138
7,200,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	6,923,227
2,700,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%		10/14/2031	2,559,842
					19,050,334
SOUTH AFRICA - 0.8%
1,900,000	AngloGold Ashanti Holdings PLC	3.38%		11/01/2028	1,756,524
1,900,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%		05/15/2029	1,925,283
					3,681,807
VIETNAM - 0.5%
2,096,740	Mong Duong Finance Holdings BV	5.13%		05/07/2029	2,016,913
	Total Foreign Corporate Bonds (Cost $351,550,191)				324,774,491
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 20.6%
BRAZIL - 1.2%
5,000,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75	%(b)	04/15/2025	5,013,465
COLOMBIA - 3.6%
2,900,000	Colombia Government International Bond	5.00%		06/15/2045	1,963,300
3,000,000	Colombia Government International Bond	4.13%		05/15/2051	1,724,655
5,000,000	Ecopetrol SA	4.63%		11/02/2031	4,150,402
800,000	Ecopetrol SA	5.88%		05/28/2045	551,756
10,300,000	Ecopetrol SA	5.88%		11/02/2051	6,924,465
					15,314,578
DOMINICAN REPUBLIC - 0.0%(e)
150,000	Dominican Republic International Bond	5.50%		02/22/2029	145,613
GUATEMALA - 1.0%
1,100,000	Guatemala Government Bond	4.38%		06/05/2027	1,060,400
1,600,000	Guatemala Government Bond	4.88%		02/13/2028	1,546,800

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,800,000	Guatemala Government Bond	5.25%		08/10/2029	1,733,850
					4,341,050
INDONESIA - 2.4%
4,400,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	4,297,443
5,300,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%		05/15/2025	5,290,823
400,000	Pertamina Persero PT	1.40%		02/09/2026	383,405
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	195,588
					10,167,259
MEXICO - 7.2%
5,000,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	4,609,888
2,500,000	Comision Federal de Electricidad	3.35%		02/09/2031	2,073,428
1,000,000	Comision Federal de Electricidad	6.45	%(a)	01/24/2035	944,967
4,100,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25	%(a)	01/31/2041	4,020,870
200,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%		01/31/2041	196,140
11,000,000	Mexico Government International Bond	4.40%		02/12/2052	7,463,192
7,000,000	Mexico Government International Bond	6.34%		05/04/2053	6,254,960
7,400,000	Petroleos Mexicanos	6.75%		09/21/2047	5,092,812
					30,656,257
MOROCCO - 0.2%
1,100,000	OCP SA	4.50%		10/22/2025	1,087,894
PANAMA - 1.6%
200,000	Panama Government International Bond	3.88%		03/17/2028	184,956
13,000,000	Panama Government International Bond	3.87%		07/23/2060	6,830,737
					7,015,693
PARAGUAY - 1.1%
5,740,461	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	4,437,376
200,000	Paraguay Government International Bond	4.70%		03/27/2027	196,700
					4,634,076
PERU - 1.4%
2,536,861	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	2,532,409
2,600,000	Petroleos del Peru SA	4.75%		06/19/2032	1,968,894
2,400,000	Petroleos del Peru SA	5.63%		06/19/2047	1,540,350
					6,041,653
SOUTH AFRICA - 0.9%
4,200,000	Republic of South Africa Government International Bond	4.30%		10/12/2028	3,933,040
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $105,741,510)				88,350,578
SHORT TERM INVESTMENTS - 2.6%
3,704,571	First American Government Obligations Fund - U	4.41	%(f)		3,704,571
3,704,571	JPMorgan US Government Money Market Fund - IM	4.44	%(f)		3,704,571
3,704,571	MSILF Government Portfolio - Institutional	4.42	%(f)		3,704,571
	Total Short Term Investments (Cost $11,113,713)				11,113,713
	Total Investments - 99.0% (Cost $468,405,414)				424,238,782
	Other Assets in Excess of Liabilities - 1.0%				4,157,074
	NET ASSETS - 100.0%				$428,395,856

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	75.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	20.6%
Short Term Investments	2.6%
Other Assets and Liabilities	1.0%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Banking	20.4%
Transportation	14.2%
Energy	13.6%
Utilities	12.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	10.6%
Mining	8.0%
Telecommunications	3.6%
Retailers (other than Food/Drug)	3.1%
Consumer Products	2.7%
Short Term Investments	2.6%
Building and Development (including Steel/Metals)	2.0%
Chemical Products	1.9%
Chemicals/Plastics	1.7%
Conglomerates	1.0%
Pulp & Paper	0.4%
Food Products	0.3%
Finance	0.0	%(e)
Other Assets and Liabilities	1.0%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Mexico	14.9%
Peru	14.0%
Colombia	13.2%
Brazil	13.1%
India	11.8%
Chile	5.6%
Indonesia	5.2%
Guatemala	4.8%
Singapore	4.4%
Paraguay	2.8%
United States	2.6%
Panama	2.0%
South Africa	1.7%
Kuwait	1.2%
Dominican Republic	0.9%
Vietnam	0.5%
Morocco	0.2%
Jamaica	0.1%
Other Assets and Liabilities	1.0%
Net Assets	100.0%
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2024, the value of these securities total $52,954,705 or 12.4% of the Fund’s net assets.
(b)	Perpetual maturity. The date disclosed is the next call date of the security.
(c)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(d)	Value determined using significant unobservable inputs.
(e)	Represents less than 0.05% of net assets.
(f)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate

DoubleLine Low Duration Bond Fund	(Unaudited)

Schedule of Investments	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 7.3%
	AccessLex Institute
1,413,639	Series 2007-A-B (3 mo. Term SOFR + 0.81%, 0.00% Floor)	5.33%		02/25/2037	1,379,840
	ACHV Trust
2,750,000	Series 2023-3PL-C	7.35	%(a)	08/19/2030	2,763,100
6,799,098	Series 2024-2PL-A	5.07	%(a)	10/27/2031	6,818,521
	Affirm, Inc.
2,408,106	Series 2022-Z1-A	4.55	%(a)	06/15/2027	2,405,639
15,000,000	Series 2023-A-1A	6.61	%(a)	01/18/2028	15,009,936
2,763,607	Series 2023-X1-A	7.11	%(a)	11/15/2028	2,770,518
5,300,000	Series 2024-A-A	5.61	%(a)	02/15/2029	5,340,691
4,388,697	Series 2024-X1-A	6.27	%(a)	05/15/2029	4,403,856
5,000,000	Series 2024-X2-A	5.22	%(a)	12/17/2029	5,008,036
	Aligned Data Centers Issuer LLC
3,100,000	Series 2022-1A-A2	6.35	%(a)	10/15/2047	3,131,921
	American Credit Acceptance Receivables Trust
823,070	Series 2024-2-A	5.90	%(a)	02/12/2027	826,005
6,512,871	Series 2024-3-A	5.76	%(a)	11/12/2027	6,543,258
6,000,000	Series 2024-4-B	4.80	%(a)	11/13/2028	5,997,289
	Aqua Finance Trust
1,158,007	Series 2020-AA-A	1.90	%(a)	07/17/2046	1,097,267
	Arivo Acceptance Auto Loan Receivables Trust
2,970,423	Series 2022-1A-A	3.93	%(a)	05/15/2028	2,958,068
	AVANT Loans Funding Trust
10,000,000	Series 2024-REV1-A	5.92	%(a)	10/15/2033	10,108,442
	Bridgecrest Lending Auto Securitization Trust
8,080,585	Series 2024-3-A2	5.54%		02/16/2027	8,095,666
	CAI International, Inc.
6,859,844	Series 2020-1A-A	2.22	%(a)	09/25/2045	6,370,814
	Carvana Auto Receivables Trust
3,470,345	Series 2023-N3-A	6.41	%(a)	09/10/2027	3,489,973
6,252,912	Series 2024-N1-A2	5.76	%(a)	04/12/2027	6,270,300
8,000,000	Series 2024-P3-A4	4.31%		09/10/2030	7,843,754
	Citizens Auto Receivables Trust
5,071,267	Series 2023-2-A2A	6.09	%(a)	10/15/2026	5,085,346
	Commonbond Student Loan Trust
876,415	Series 2017-BGS-A1	2.68	%(a)	09/25/2042	804,858
792,658	Series 2020-AGS-A	1.98	%(a)	08/25/2050	681,884
	Compass Datacenters LLC
17,648,000	Series 2024-1A-A1	5.25	%(a)	02/25/2049	17,572,530
	CPS Auto Trust
15,755	Series 2022-D-A	6.09	%(a)	01/15/2027	15,762
2,250,412	Series 2024-A-A	5.71	%(a)	09/15/2027	2,257,594
	DataBank Issuer
1,599,000	Series 2021-1A-A2	2.06	%(a)	02/27/2051	1,539,661
10,000,000	Series 2023-1A-A2	5.12	%(a)	02/25/2053	9,802,394
	Diamond Resorts Owner Trust
1,234,899	Series 2021-1A-B	2.05	%(a)	11/21/2033	1,207,007
	Domino’s SPV Guarantor LLC
1,488,000	Series 2019-1A-A2	3.67	%(a)	10/25/2049	1,381,739
	Exeter Automobile Receivables Trust
7,240,000	Series 2021-4A-D	1.96%		01/17/2028	7,118,572
5,500,000	Series 2024-5A-A2	4.79%		04/15/2027	5,502,369
	Global Sea Containers Two SRL
2,630,369	Series 2020-1A-A	2.17	%(a)	10/17/2040	2,479,135
	GLS Auto Receivables Trust
421,624	Series 2021-1A-D	1.68	%(a)	01/15/2027	418,275
4,585,734	Series 2023-4A-A2	6.40	%(a)	12/15/2026	4,595,682

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	GLS Auto Select Receivables Trust
3,932,250	Series 2024-3A-A2	5.59	%(a)	10/15/2029	3,979,847
9,250,000	Series 2024-4A-A2	4.43	%(a)	12/17/2029	9,214,705
	GreenSky Home Improvement Issuer Trust
4,500,000	Series 2024-2-A4	5.15	%(a)	10/27/2059	4,498,612
	Hilton Grand Vacations, Inc.
473,782	Series 2018-AA-A	3.54	%(a)	02/25/2032	471,246
280,699	Series 2020-AA-A	2.74	%(a)	02/25/2039	271,708
	LAD Auto Receivables Trust
6,103,765	Series 2024-1A-A2	5.44	%(a)	11/16/2026	6,113,202
	Laurel Road Prime Student Loan Trust
189,698	Series 2019-A-A1FX	2.34	%(a)	10/25/2048	187,730
	Lendbuzz Securitization Trust
5,259,211	Series 2023-1A-A2	6.92	%(a)	08/15/2028	5,345,386
2,388,988	Series 2023-2A-A2	7.09	%(a)	10/16/2028	2,434,362
7,871,237	Series 2024-2A-A2	5.99	%(a)	05/15/2029	7,955,690
	Loanpal Solar Loan Ltd.
7,482,064	Series 2020-3GS-A	2.47	%(a)	12/20/2047	5,944,841
	Mariner Finance Issuance Trust
4,150,000	Series 2024-BA-A	4.91	%(a)	11/20/2038	4,090,762
	Marlette Funding Trust
110,678	Series 2022-2A-B	5.50	%(a)	08/15/2032	110,690
9,715,684	Series 2024-1A-A	5.95	%(a)	07/17/2034	9,761,870
	Navient Student Loan Trust
2,166,253	Series 2020-FA-A	1.22	%(a)	07/15/2069	2,002,103
1,236,199	Series 2020-GA-A	1.17	%(a)	09/16/2069	1,133,576
9,337,080	Series 2022-A-A	2.23	%(a)	07/15/2070	8,384,338
	Oxford Finance Funding Trust
3,072,456	Series 2020-1A-A2	3.10	%(a)	02/15/2028	3,044,512
	Pagaya AI Debt Selection Trust
825,633	Series 2021-HG1-A	1.22	%(a)	01/16/2029	816,681
1,411,797	Series 2023-1-A	7.56	%(a)	07/15/2030	1,413,940
1,615,175	Series 2023-3-A	7.60	%(a)	12/16/2030	1,623,994
4,076,023	Series 2023-5-B	7.63	%(a)	04/15/2031	4,092,537
	Prosper Marketplace Issuance Trust
855,280	Series 2023-1A-A	7.06	%(a)	07/16/2029	857,264
1,441,400	Series 2024-1A-A	6.12	%(a)	08/15/2029	1,445,812
	Santander Consumer USA Holdings, Inc.
438,799	Series 2023-4-A2	6.18%		02/16/2027	439,373
5,764,161	Series 2024-3-A2	5.91%		06/15/2027	5,786,733
4,250,000	Series 2024-5-C	4.78%		01/15/2031	4,222,857
	Santander Consumer USA, Inc.
59,458	Series 2021-3-C	1.47%		01/15/2027	59,381
	Santander Drive Auto Receivables LLC
320,248	Series 2020-4-D	1.48%		01/15/2027	319,565
	SCCU Auto Receivables Trust
10,742,371	Series 2024-1A-A2	5.45	%(a)	12/15/2027	10,781,798
	SFS Auto Receivables Securitization Trust
2,285,499	Series 2024-1A-A2	5.35	%(a)	06/21/2027	2,290,597
	Sierra Timeshare Conduit Receivables Funding LLC
855,925	Series 2021-2A-C	1.95	%(a)	09/20/2038	823,372
	Slam Ltd.
9,841,577	Series 2024-1A-A	5.34	%(a)	09/15/2049	9,653,642
	SLM Student Loan Trust
4,148,111	Series 2006-A-A5 (3 mo. Term SOFR + 0.55%, 0.00% Floor)	4.91%		06/15/2039	3,983,980
2,472,893	Series 2006-B-A5 (3 mo. Term SOFR + 0.53%, 0.00% Floor)	4.89%		12/15/2039	2,409,442
	SOFI Alternative Trust
2,313,854	Series 2021-1-PT1	9.72	%(a)(b)	05/25/2030	2,296,470
4,163,685	Series 2021-2-A	1.25	%(a)	08/15/2030	4,101,334
8,069,942	Series 2021-3-A	1.50	%(a)	11/15/2030	7,950,725
	SoFi Professional Loan Program LLC
676,014	Series 2018-D-A2FX	3.60	%(a)	02/25/2048	665,507
3,122,195	Series 2020-C-AFX	1.95	%(a)	02/15/2046	2,887,109
	TAL Advantage LLC
2,768,750	Series 2020-1A-A	2.05	%(a)	09/20/2045	2,575,475

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Tesla Sustainable Energy Trust
20,500,000	Series 2024-1A-A2	5.08	%(a)	06/21/2050	20,495,873
	Textainer Ltd.
733,333	Series 2021-3A-A	1.94	%(a)	08/20/2046	641,863
	Toyota Lease Owner Trust
17,150,000	Series 2024-B-A4	4.25	%(a)	01/22/2029	17,033,726
	United Airlines Pass Through Trust
13,689,854	Series 2020-1-A	5.88%		10/15/2027	13,993,644
	UPCL
13,078,527	Series 2023-1-A	7.65	%(c)	04/22/2030	13,251,163
	Upgrade Master Pass-Thru Trust
491,085	Series 2021-PT3-A	16.43	%(a)(b)	07/15/2027	455,253
	Upgrade Receivables Trust
10,500,000	Series 2024-1A-A	5.37	%(a)	02/18/2031	10,514,468
	Upstart Pass-Through Trust Series
165,787	Series 2020-ST5-A	3.00	%(a)	12/20/2026	164,738
296,259	Series 2021-ST5-A	2.00	%(a)	07/20/2027	289,475
455,081	Series 2021-ST6-A	1.85	%(a)	08/20/2027	451,254
	Upstart Securitization Trust
70,182	Series 2023-1-A	6.59	%(a)	02/20/2033	70,220
2,930,636	Series 2023-2-A	6.77	%(a)	06/20/2033	2,941,827
4,239,487	Series 2023-3-A	6.90	%(a)	10/20/2033	4,276,701
10,442,657	Series 2024-1-A	5.33	%(a)	11/20/2034	10,457,658
	Wendy’s SPV Guarantor LLC
4,672,483	Series 2018-1A-A2II	3.88	%(a)	03/15/2048	4,483,982
	Westgate Resorts LLC
3,059,063	Series 2022-1A-C	2.49	%(a)	08/20/2036	2,990,059
	Westlake Automobile Receivables Trust
8,320,395	Series 2023-4A-A2	6.23	%(a)	01/15/2027	8,355,768
5,015,648	Series 2024-1A-A2A	5.62	%(a)	03/15/2027	5,028,900
	Total Asset Backed Obligations (Cost $433,736,942)				431,435,042
BANK LOANS - 0.8%
	1011778 BC ULC
2,245,602	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%		09/23/2030	2,237,653
	APi Group DE, Inc.
161,470	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		01/03/2029	161,705
	CPI Holdco B LLC
3,200,150	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		05/19/2031	3,197,574
	Iron Mountain Information Management LLC
6,269,904	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		01/31/2031	6,277,741
	Lamar Media Corp.
4,880,263	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.50%, 0.00% Floor)	5.96%		02/08/2027	4,872,113
	Resideo Funding, Inc.
3,430,762	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.15%		02/14/2028	3,444,708
985,050	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%		06/13/2031	989,364
	Standard Industries, Inc./NY
996,462	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.50% Floor)	6.11%		09/22/2028	1,000,144
	Stars Group Holdings BV (Amaya/Flutter) T/L 1L B
5,859,572	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.75%)	6.08%		11/25/2030	5,854,093
	Tempur Sealy International, Inc.
720,000	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 2.50%, 0.00% Floor)	6.81%		10/24/2031	722,923
	Trans Union LLC
2,571,323	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.21%		11/16/2026	2,576,555

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,522,250	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%		06/24/2031	5,521,394
1,269,971	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	6.20%		06/24/2031	1,269,736
	Vistra Operations Co. LLC
5,946,158	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%		12/20/2030	5,966,435
	WMG Acquisition Corp.
2,965,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.75%, 0.00% Floor)	6.34%		01/24/2031	2,965,741
	Total Bank Loans (Cost $46,869,408)				47,057,879
COLLATERALIZED LOAN OBLIGATIONS - 13.5%
	Bain Capital Credit CLO
20,000,000	Series 2022-6A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.89	%(a)	01/22/2038	20,172,410
10,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65	%(a)	01/21/2038	10,000,000
	Battalion CLO Ltd.
30,000,000	Series 2017-11A-AR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.05	%(a)	04/24/2034	30,059,880
22,000,000	Series 2021-20A-A (3 mo. Term SOFR + 1.44%, 1.18% Floor)	6.10	%(a)	07/15/2034	22,022,238
	BBAM US Ltd.
4,132,000	Series 2022-1A-A1 (3 mo. Term SOFR + 1.38%, 1.38% Floor)	6.04	%(a)	04/15/2035	4,139,188
	Benefit Street Partners CLO Ltd.
15,000,000	Series 2024-37A-A (3 mo. Term SOFR + 1.35%, 1.35% Floor)	5.70	%(a)	01/25/2038	15,000,993
	BlueMountain CLO Ltd.
22,000,000	Series 2021-31A-A1 (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.03	%(a)	04/19/2034	22,044,095
	Bridge Street CLO Ltd.
24,000,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.49%, 1.23% Floor)	6.11	%(a)	07/20/2034	24,040,750
	Capital Four US CLO Ltd.
15,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.10	%(a)	01/18/2035	15,008,340
	Carlyle Global Market Strategies
25,000,000	Series 2016-1A-A1R2 (3 mo. Term SOFR + 1.40%, 1.14% Floor)	6.02	%(a)	04/20/2034	25,046,530
15,000,000	Series 2022-2A-A1R (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.92	%(a)	01/20/2038	15,084,915
	CarVal CLO
4,781,747	Series 2018-1A-AR (3 mo. Term SOFR + 1.23%, 1.23% Floor)	5.88	%(a)	07/16/2031	4,792,106
	Cathedral Lake CLO Ltd.
6,587,310	Series 2021-7RA-AR (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.84	%(a)	01/15/2032	6,599,316
	CBAM Ltd.
10,000,000	Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.77	%(a)	01/20/2038	10,000,000
10,000,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	6.10	%(a)	07/17/2034	10,019,153
8,891,972	Series 2019-10A-A1R (3 mo. Term SOFR + 1.38%, 1.12% Floor)	6.00	%(a)	04/20/2032	8,905,699
	Cedar Funding Ltd.
20,000,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	6.04	%(a)	07/20/2037	20,064,258
	CFIP CLO Ltd.
20,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.10	%(a)	01/20/2035	20,039,258
	CIFC Funding Ltd.
10,000,000	Series 2021-5A-A1R (3 mo. Term SOFR + 1.26%, 1.26% Floor)	0.00	%(a)	01/15/2038	10,000,000
	Clover CLO
20,000,000	Series 2018-1A-A1RR (3 mo. Term SOFR + 1.53%, 1.53% Floor)	6.15	%(a)	04/20/2037	20,162,928
10,000,000	Series 2021-2A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.05	%(a)	07/20/2034	10,004,201
	Crown City CLO
18,000,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.05	%(a)	07/20/2034	18,037,809
	Generate CLO Ltd.
46,500,000	Series 9A-AR (3 mo. Term SOFR + 1.35%, 1.35% Floor)	5.82	%(a)	01/20/2038	46,755,522

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Halsey Point CLO Ltd.
52,000,000	Series 2021-5A-A1A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.06	%(a)	01/30/2035	52,030,228
	Harbourview CLO VII LLC
2,489,669	Series 7RA-A1 (3 mo. Term SOFR + 1.39%, 1.13% Floor)	6.02	%(a)	07/18/2031	2,495,074
	Invesco CLO Ltd.
10,000,000	Series 2023-3A-A (3 mo. Term SOFR + 1.80%, 1.80% Floor)	6.46	%(a)	07/15/2036	10,056,947
	Jackson Financial, Inc.
20,000,000	Series 2021-5A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.09	%(a)	10/18/2034	20,009,844
	Katayma CLO Ltd.
22,500,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	6.27	%(a)	04/20/2037	22,601,884
	Madison Park Funding Ltd.
10,000,000	Series 2021-52A-A (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.99	%(a)	01/22/2035	10,016,365
	Marble Point CLO
35,000,000	Series 2021-2A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.09	%(a)	07/25/2034	35,071,288
	MP CLO Ltd.
15,000,000	Series 2015-2A-ARR (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.08	%(a)	04/28/2034	15,031,630
	Ocean Trails CLO
12,233,892	Series 2014-5A-ARR (3 mo. Term SOFR + 1.54%, 1.28% Floor)	6.20	%(a)	10/13/2031	12,260,423
	OCP CLO Ltd.
3,000,000	Series 2020-20A-A1R (3 mo. Term SOFR + 1.53%, 1.53% Floor)	6.16	%(a)	04/18/2037	3,024,587
28,000,000	Series 2024-32A-A1 (3 mo. Term SOFR + 1.52%, 1.52% Floor)	6.15	%(a)	04/23/2037	28,232,744
	Palmer Square CLO Ltd.
8,700,000	Series 2021-2A-A (3 mo. Term SOFR + 1.41%, 1.41% Floor)	6.07	%(a)	07/15/2034	8,715,117
	Regatta Funding Ltd.
11,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.53%, 1.53% Floor)	6.15	%(a)	04/26/2037	11,053,754
	Romark LLC
9,187,179	Series 2018-1A-A1 (3 mo. Term SOFR + 1.29%, 0.00% Floor)	5.91	%(a)	04/20/2031	9,196,216
	Sound Point CLO Ltd.
13,227,314	Series 2014-2RA-A (3 mo. Term SOFR + 1.51%, 1.25% Floor)	6.13	%(a)	10/20/2031	13,250,161
25,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	6.05	%(a)	07/20/2034	25,048,163
	Steele Creek CLO Ltd.
900,000	Series 2019-1A-BR (3 mo. Term SOFR + 2.06%, 1.80% Floor)	6.72	%(a)	04/15/2032	902,965
16,394,026	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.09	%(a)	07/15/2032	16,419,166
	Storm King Park CLO Ltd.
9,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	6.02	%(a)	10/15/2037	9,060,275
	Symphony CLO Ltd.
10,535,654	Series 2014-15A-AR3 (3 mo. Term SOFR + 1.34%, 1.08% Floor)	5.99	%(a)	01/17/2032	10,554,807
	Texas Debt Capital CLO Ltd.
10,500,000	Series 2023-1A-A (3 mo. Term SOFR + 1.80%, 1.80% Floor)	6.42	%(a)	04/20/2036	10,548,813
	Tralee CLO Ltd.
4,000,000	Series 2019-6A-A1RR (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.85	%(a)	10/25/2032	4,001,337
	Trestles CLO LLC
20,000,000	Series 2021-4A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.05	%(a)	07/21/2034	20,010,454
	Trimaran CAVU LLC
10,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.10	%(a)	01/18/2035	10,020,417
	Vibrant CLO Ltd.
10,000,000	Series 2021-13A-A1R (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.97	%(a)	01/15/2038	10,037,000
20,000,000	Series 2024-4RA-A1A (3 mo. Term SOFR + 1.43%, 1.43% Floor)	6.03	%(a)	10/20/2037	20,054,104
	Warwick Capital CLO Ltd.
10,000,000	Series 2024-4A-A1 (3 mo. Term SOFR + 1.40%, 1.40% Floor)	6.59	%(a)	07/20/2037	10,077,211
	Wellfleet CLO Ltd.
8,000,000	Series 2020-1A-A1AR (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.86	%(a)	04/15/2033	8,013,619
5,000,000	Series 2021-2A-A1 (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.12	%(a)	07/15/2034	5,010,954
	Total Collateralized Loan Obligations (Cost $798,882,247)				800,805,136

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN CORPORATE BONDS - 7.3%
1,826,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	1,504,624
5,200,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	4,702,657
4,300,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	3,954,768
5,066,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.45%		04/15/2027	5,224,732
2,487,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.75%		06/06/2028	2,535,010
1,465,000	Aker BP ASA	5.60	%(a)	06/13/2028	1,485,704
5,843,731	AL Candelaria Spain SA	7.50%		12/15/2028	5,774,899
1,011,000	Algonquin Power & Utilities Corp.	5.37	%(d)	06/15/2026	1,016,687
6,033,000	Avolon Holdings Funding Ltd.	2.13	%(a)	02/21/2026	5,838,195
6,285,000	BAE Systems PLC	5.00	%(a)	03/26/2027	6,314,204
400,000	Banco Bilbao Vizcaya Argentaria Colombia SA	4.88%		04/21/2025	399,093
2,300,000	Banco BTG Pactual SA/Cayman Islands	4.50%		01/10/2025	2,294,122
5,500,000	Banco Continental SAECA	2.75%		12/10/2025	5,321,368
2,850,000	Banco Continental SAECA	2.75	%(a)	12/10/2025	2,757,436
6,000,000	Banco de Bogota SA	6.25%		05/12/2026	6,003,137
9,150,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25	%(a)	09/30/2031	8,676,265
1,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	1,706,806
6,250,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	6,134,375
9,000,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%		07/08/2030	8,888,800
4,400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%		10/01/2028	4,593,661
2,600,000	Banco Santander SA (1 yr. CMT Rate + 0.95%)	5.37%		07/15/2028	2,618,602
1,890,000	Bank of Ireland Group PLC (SOFR + 1.62%)	5.60	%(a)	03/20/2030	1,908,781
5,170,000	Bank of Montreal (SOFR + 1.25%)	4.64%		09/10/2030	5,071,189
3,852,000	Barclays PLC (SOFR + 1.34%)	4.84%		09/10/2028	3,829,668
251,000	BAT Capital Corp.	4.91%		04/02/2030	248,049
3,484,000	BAT International Finance PLC	1.67%		03/25/2026	3,353,549
1,000,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%		01/18/2033	930,967
6,400,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	6,077,911
800,000	Bharti Airtel Ltd.	4.38%		06/10/2025	796,952
2,576,000	BMW US Capital LLC (SOFR + 0.62%)	5.16	%(a)	08/11/2025	2,581,746
251,000	BMW US Capital LLC	4.65	%(a)	08/13/2029	246,511
5,185,000	BPCE SA	2.38	%(a)	01/14/2025	5,180,766
200,000	BRF GmbH	4.35%		09/29/2026	195,952
4,965,000	CaixaBank SA (SOFR + 2.70%)	6.21	%(a)	01/18/2029	5,088,999
1,100,000	Camposol SA	6.00%		02/03/2027	1,057,941
3,065,000	Canadian Imperial Bank of Commerce	3.95%		08/04/2025	3,053,721
6,550,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13	%(e)	06/08/2026	6,421,317
4,500,000	Cemex SAB de CV	5.45%		11/19/2029	4,442,171
1,600,000	Cencosud SA	4.38%		07/17/2027	1,564,494
11,659,529	Chile Electricity PEC SpA	0.00	%(a)	01/25/2028	9,828,983
4,600,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	4,599,653
5,205,000	Commonwealth Bank of Australia (SOFR + 0.40%)	5.08	%(a)	07/07/2025	5,209,498
8,100,000	Cosan Luxembourg SA	7.00%		01/20/2027	8,084,490
3,556,000	Credit Agricole SA (SOFR + 1.21%)	4.63	%(a)	09/11/2028	3,513,273
250,000	Credit Agricole SA (SOFR + 1.21%)	5.70	%(a)	09/11/2028	251,695

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
13,500,000	Danske Bank AS (1 yr. CMT Rate + 2.10%)	6.47	%(a)	01/09/2026	13,502,947
10,300,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	9,917,009
654,400	Digicel Group Holdings Ltd.	0.00	%(a)(c)	12/31/2030	116,252
192,410	Digicel Group Holdings Ltd.	0.00	%(a)(c)	12/31/2030	4,441
1,579	Digicel Group Holdings Ltd.	0.00	%(a)(c)	12/31/2030	1,574
5,328,000	Element Fleet Management Corp.	6.32	%(a)	12/04/2028	5,555,554
1,485,800	Empresa Electrica Angamos SA	4.88%		05/25/2029	1,350,652
2,133,975	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	2,067,320
4,200,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	3,757,213
2,994,000	Enel Finance International NV	5.13	%(a)	06/26/2029	2,992,275
400,000	Energuate Trust	5.88%		05/03/2027	391,732
8,317,647	Fenix Power Peru SA	4.32%		09/20/2027	8,094,192
1,350,000	Freeport Indonesia PT	4.76	%(a)	04/14/2027	1,338,404
5,700,000	Freeport Indonesia PT	4.76%		04/14/2027	5,651,037
5,950,000	Freeport-McMoRan, Inc.	5.00%		09/01/2027	5,953,127
517,000	Freeport-McMoRan, Inc.	4.25%		03/01/2030	491,752
1,447,140	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	1,374,901
5,115,000	Glencore Funding LLC	4.00	%(a)	04/16/2025	5,102,224
4,403,000	Glencore Funding LLC (SOFR + 1.06%)	5.75	%(a)	04/04/2027	4,419,776
3,779,000	Global Bank Corp. (3 mo. LIBOR US + 3.30%)	5.25	%(f)	04/16/2029	3,558,987
4,118,800	GNL Quintero SA	4.63%		07/31/2029	4,065,867
2,200,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%		05/15/2029	2,229,276
3,615,000	Grupo de Inversiones Suramericana SA	5.50%		04/29/2026	3,572,744
7,587,175	Guara Norte Sarl	5.20%		06/15/2034	6,931,424
2,270,000	Holcim Finance US LLC	3.50	%(a)	09/22/2026	2,219,805
300,000	HSBC Holdings PLC (SOFR + 3.03%)	7.34%		11/03/2026	305,892
320,000	HSBC Holdings PLC (SOFR + 1.04%)	5.57%		11/19/2028	321,825
669,288	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38	%(a)	06/01/2028	674,003
2,500,000	Industrias Penoles SAB de CV	4.15%		09/12/2029	2,350,347
1,000,000	InRetail Consumer	3.25%		03/22/2028	918,372
4,500,000	InRetail Shopping Malls	5.75%		04/03/2028	4,456,194
2,168,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	2,075,330
239,972	Interoceanica IV Finance Ltd. Series 2007	0.00	%(c)	11/30/2025	230,973
500,000	JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	2.50%		01/15/2027	475,234
2,470,625	JSW Hydro Energy Ltd.	4.13%		05/18/2031	2,231,033
7,500,000	KUO SAB De CV	5.75%		07/07/2027	7,294,121
164,208	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	150,981
316,000	LYB Finance Co. BV	8.10	%(a)	03/15/2027	333,656
6,019,000	Marex Group PLC	6.40%		11/04/2029	6,082,722
3,500,000	Medco Oak Tree Pte Ltd.	7.38%		05/14/2026	3,566,175
300,000	MEGlobal BV	4.25%		11/03/2026	293,571
200,000	MEGlobal Canada ULC	5.00%		05/18/2025	199,682
3,800,000	MEGlobal Canada ULC	5.00	%(a)	05/18/2025	3,793,958
855,000	Mercedes-Benz Finance North America LLC	4.75	%(a)	08/01/2027	853,914
1,580,000	Mercedes-Benz Finance North America LLC	5.25	%(a)	11/29/2027	1,593,964
1,700,000	Mercedes-Benz Finance North America LLC	3.75	%(a)	02/22/2028	1,640,311
7,054,318	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	6,839,866
5,400,000	Millicom International Cellular SA	5.13%		01/15/2028	5,207,507
2,391,300	Millicom International Cellular SA	6.25%		03/25/2029	2,354,570
4,300,000	Minerva Luxembourg SA	5.88%		01/19/2028	4,236,998
6,781,000	Mitsubishi UFJ Financial Group, Inc.	3.78%		03/02/2025	6,767,497
2,835,000	Mizuho Financial Group, Inc. (SOFR + 0.96%)	5.49%		05/22/2026	2,841,937
1,334,289	Mong Duong Finance Holdings BV	5.13%		05/07/2029	1,283,491
2,800,000	Multibank, Inc.	7.75%		02/03/2028	2,840,698
6,167,220	MV24 Capital BV	6.75%		06/01/2034	5,853,421
835,000	National Bank of Canada	4.50%		10/10/2029	812,396

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
460,000	Nationwide Building Society (SOFR + 1.91%)	6.56	%(a)	10/18/2027	472,160
5,143,000	NatWest Group PLC (1 yr. CMT Rate + 1.22%)	4.96%		08/15/2030	5,067,851
2,600,000	NBM US Holdings, Inc.	7.00%		05/14/2026	2,602,495
3,500,000	Network i2i Ltd. (5 yr. CMT Rate + 4.27%)	5.65	%(e)	01/15/2025	3,508,232
1,257,000	Nexa Resources SA	5.38%		05/04/2027	1,245,381
4,035,000	Nutrien Ltd.	4.90%		03/27/2028	4,035,098
5,400,000	Orazul Energy Peru SA	5.63%		04/28/2027	5,267,808
6,900,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83	%(a)	09/10/2030	6,740,080
4,159,974	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	4,135,515
2,606,000	Royal Bank of Canada (SOFR + 0.53%)	5.15%		01/20/2026	2,610,446
4,300,000	Sociedad Quimica y Minera de Chile SA	4.38%		01/28/2025	4,301,231
2,589,000	South Bow USA Infrastructure Holdings LLC	4.91	%(a)	09/01/2027	2,581,131
2,000,000	Suzano International Finance BV	4.00%		01/14/2025	1,996,396
3,500,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	3,472,332
877,000	TransCanada PipeLines Ltd.	4.88%		01/15/2026	877,234
2,080,000	Transportadora de Gas del Peru SA	4.25%		04/30/2028	2,039,881
1,570,000	UBS Group AG (1 yr. CMT Rate + 1.60%)	6.33	%(a)	12/22/2027	1,611,254
7,600,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	7,307,851
3,200,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%		10/14/2031	3,033,887
5,206,000	Videotron Ltd.	5.13	%(a)	04/15/2027	5,198,517
560,000	Volkswagen Group of America Finance LLC	6.00	%(a)	11/16/2026	568,997
4,910,000	Volkswagen Group of America Finance LLC	4.35	%(a)	06/08/2027	4,811,400
12,305,000	Volkswagen Group of America Finance LLC	5.25	%(a)	03/22/2029	12,177,552
3,858,000	Westpac Banking Corp. (SOFR + 0.72%)	5.25%		11/17/2025	3,870,877
	Total Foreign Corporate Bonds (Cost $436,285,414)				434,358,151
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.3%
7,486,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	6,901,925
4,600,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	4,492,781
5,046,855	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	3,901,219
3,700,000	Colombia Government International Bond	4.50%		01/28/2026	3,662,075
2,100,000	Comision Federal de Electricidad	4.69%		05/15/2029	1,973,594
5,300,000	Comision Federal de Electricidad	5.70	%(a)	01/24/2030	5,091,975
6,000,000	Dominican Republic International Bond	5.50%		02/22/2029	5,824,500
6,000,000	Guatemala Government Bond	4.50%		05/03/2026	5,892,000
1,500,000	Guatemala Government Bond	5.25%		08/10/2029	1,444,875
7,000,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%		05/15/2025	6,987,879
2,564,575	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	2,560,074
1,000,000	Oleoducto Central SA	4.00%		07/14/2027	946,510
500,000	Paraguay Government International Bond	5.00%		04/15/2026	497,250
6,100,000	Paraguay Government International Bond	4.70%		03/27/2027	5,999,350
6,000,000	Pertamina Persero PT	1.40%		02/09/2026	5,751,079
800,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	782,351
2,000,000	Petrobras Global Finance BV	7.38%		01/17/2027	2,058,282
5,500,000	Petrobras Global Finance BV	6.00%		01/27/2028	5,497,910
1,800,000	Republic of South Africa Government International Bond	4.88%		04/14/2026	1,779,768
6,400,000	TNB Global Ventures Capital Bhd	3.24%		10/19/2026	6,224,578
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $78,787,795)				78,269,975

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 14.7%
	280 Park Avenue Mortgage Trust
9,530,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	5.66	%(a)	09/15/2034	9,464,766
	ACREC Trust
10,608,117	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.64	%(a)	10/16/2036	10,622,926
	Arbor Multifamily Mortgage Securities Trust
14,340,000	Series 2021-MF2-A2	2.02	%(a)	06/15/2054	13,683,371
105,976	Series 2021-MF3-A1	1.07	%(a)	10/15/2054	102,586
	Arbor Realty Trust, Inc.
5,000,000	Series 2021-FL1-AS (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.71	%(a)	12/15/2035	4,989,065
10,028,633	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.86	%(a)	11/15/2036	10,065,178
13,004,741	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	6.05	%(a)	01/15/2037	13,021,517
14,267,299	Series 2022-FL2-A (1 mo. Term SOFR + 1.85%, 1.85% Floor)	6.25	%(a)	05/15/2037	14,297,061
	AREIT Trust
5,199,911	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	5.85	%(a)	01/20/2037	5,201,560
	Ares Commercial Real Estate Corp.
1,367,147	Series 2021-FL4-AS (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.59	%(a)	12/18/2037	1,345,531
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
30,065,343	Series 2016-UB10-XA	1.72	%(b)(g)	07/15/2049	377,458
	Banc of America Re-Remic Trust
2,950,000	Series 2015-200P-A	3.22	%(a)	04/14/2033	2,925,601
	BANK
65,676,608	Series 2017-BNK5-XA	0.94	%(b)(g)	06/15/2060	1,230,510
79,093,598	Series 2017-BNK6-XA	0.78	%(b)(g)	07/15/2060	1,253,104
21,055,877	Series 2019-BN20-XA	0.81	%(b)(g)	09/15/2062	654,368
188,421,997	Series 2020-BN26-XA	1.20	%(b)(g)	03/15/2063	8,953,041
3,021,000	Series 2021-BN34-ASB	2.19%		06/15/2063	2,718,818
2,245,455	Series 2024-BNK48-A1	4.33%		10/15/2057	2,218,418
	BANK5 Trust
3,420,536	Series 2023-5YR2-A1	6.20%		07/15/2056	3,484,412
3,168,127	Series 2024-5YR8-A1	5.19%		08/15/2057	3,186,254
	BBCMS Trust
77,046,712	Series 2017-C1-XA	1.44	%(b)(g)	02/15/2050	1,782,707
17,989,000	Series 2018-TALL-A (1 mo. Term SOFR + 0.92%, 0.87% Floor)	5.32	%(a)	03/15/2037	17,051,975
116,667,624	Series 2020-C6-XA	1.04	%(b)(g)	02/15/2053	4,629,768
59,000,000	Series 2020-C6-XB	0.67	%(b)(g)	02/15/2053	1,922,798
294,065	Series 2023-C19-A1	5.70%		04/15/2056	296,712
1,549,781	Series 2023-C22-A1	6.36%		11/15/2056	1,593,537
651,000	Series 2024-5C31-A1	4.88%		12/15/2057	649,741
	BDS Ltd.
573,591	Series 2021-FL7-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.56	%(a)	06/16/2036	574,044
14,000,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	5.94	%(a)	09/19/2039	14,083,636
	Benchmark Mortgage Trust
81,809,802	Series 2018-B1-XA	0.53	%(b)(g)	01/15/2051	1,068,510
171,505,586	Series 2020-B16-XA	0.92	%(b)(g)	02/15/2053	6,099,596
35,720,000	Series 2020-IG1-XB	0.13	%(b)(g)	09/15/2043	262,435
130,412	Series 2022-B32-A1	1.81%		01/15/2055	126,054
1,930,462	Series 2023-B39-A1	6.04%		07/15/2056	1,957,489
1,173,628	Series 2023-V2-A1	5.85%		05/15/2055	1,182,657
1,094,830	Series 2024-V8-A1	5.51%		07/15/2057	1,106,376
	Blackstone Mortgage Trust, Inc.
19,256,970	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.55	%(a)	05/15/2038	18,778,145
	BMO Mortgage Trust
1,423,276	Series 2023-C4-A1	5.29%		02/15/2056	1,429,129
2,033,048	Series 2023-C5-A1	5.74%		06/15/2056	2,051,766
911,836	Series 2024-5C4-A1	6.02%		05/15/2057	929,787
1,010,385	Series 2024-5C6-A1	4.59%		09/15/2057	1,001,742
1,316,872	Series 2024-C10-A1	4.90%		11/15/2057	1,313,877

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	BPR Trust
9,829,000	Series 2021-TY-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.56	%(a)	09/15/2038	9,798,391
	BrightSpire Capital, Inc.
12,458,123	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.63	%(a)	08/19/2038	12,419,790
6,000,000	Series 2021-FL1-AS (1 mo. Term SOFR + 1.71%, 1.60% Floor)	6.08	%(a)	08/19/2038	5,962,842
11,380,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	6.31	%(a)	08/19/2037	11,402,123
	BSPRT Co.-Issuer LLC
7,011,294	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.61	%(a)	03/15/2036	7,004,942
14,000,000	Series 2023-FL10-A (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.66	%(a)	09/15/2035	14,081,382
5,000,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	7.26	%(a)	09/15/2035	5,048,500
	BX Trust
9,500,000	Series 2018-GW-A (1 mo. Term SOFR + 1.10%, 0.80% Floor)	5.50	%(a)	05/15/2035	9,500,515
3,908,430	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	5.24	%(a)	10/15/2036	3,888,373
7,967,000	Series 2021-ARIA-B (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.81	%(a)	10/15/2036	7,949,860
3,000,000	Series 2021-LGCY-B (1 mo. Term SOFR + 0.97%, 0.86% Floor)	5.37	%(a)	10/15/2036	2,979,269
1,007,736	Series 2021-MFM1-A (1 mo. Term SOFR + 0.81%, 0.70% Floor)	5.21	%(a)	01/15/2034	1,007,334
8,786,585	Series 2021-MFM1-B (1 mo. Term SOFR + 1.06%, 0.95% Floor)	5.46	%(a)	01/15/2034	8,778,213
7,752,000	Series 2021-VIEW-A (1 mo. Term SOFR + 1.39%, 1.28% Floor)	5.79	%(a)	06/15/2036	7,718,841
7,316,000	Series 2021-VOLT-B (1 mo. Term SOFR + 1.06%, 0.95% Floor)	5.46	%(a)	09/15/2036	7,292,373
9,668,835	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.20	%(a)	10/15/2038	9,662,246
1,982,482	Series 2022-PSB-A (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.85	%(a)	08/15/2039	1,994,234
9,490,000	Series 2024-GPA3-A (1 mo. Term SOFR + 1.29%, 1.29% Floor)	5.80	%(a)	12/15/2039	9,506,095
2,358,000	Series 2024-VLT4-A (1 mo. Term SOFR + 1.49%, 1.49% Floor)	5.89	%(a)	07/15/2029	2,370,801
	BXMT Ltd.
296,998	Series 2020-FL2-A (1 mo. Term SOFR + 1.01%, 1.01% Floor)	5.40	%(a)	02/15/2038	292,938
	Cantor Commercial Real Estate Lending LP
401,933	Series 2019-CF1-A2	3.62%		05/15/2052	380,307
	CFCRE Commercial Mortgage Trust
42,452,000	Series 2017-C8-XB	0.89	%(b)(g)	06/15/2050	819,150
	CFK Trust
116,365,000	Series 2020-MF2-X	0.77	%(a)(b)(g)	03/15/2039	1,599,402
	Citigroup Commercial Mortgage Trust
3,099,807	Series 2015-P1-A4	3.46%		09/15/2048	3,086,190
29,504,953	Series 2016-GC36-XA	1.20	%(b)(g)	02/10/2049	238,341
7,054,738	Series 2016-P3-A3	3.06%		04/15/2049	6,961,732
50,253,860	Series 2016-P3-XA	1.65	%(b)(g)	04/15/2049	497,111
6,330,745	Series 2017-P7-A3	3.44%		04/14/2050	6,144,767
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,007,315	Series 2016-C3-A4	2.63%		08/10/2049	977,833
700,000	Series 2016-C3-A5	2.89%		08/10/2049	677,212
20,068,353	Series 2017-CD4-XA	1.22	%(b)(g)	05/10/2050	432,736
	Commercial Mortgage Pass Through Certificates
7,429,149	Series 2013-CR12-XA	0.58	%(b)(g)	10/10/2046	74
130,848,164	Series 2015-CR25-XA	0.78	%(b)(g)	08/10/2048	242,200
4,616,986	Series 2015-DC1-A5	3.35%		02/10/2048	4,609,773
1,009,319	Series 2016-COR1-A3	2.83%		10/10/2049	976,768
500,000	Series 2016-COR1-A4	3.09%		10/10/2049	482,410
8,000,000	Series 2018-HCLV-A (1 mo. Term SOFR + 1.30%, 1.00% Floor)	5.69	%(a)	09/15/2033	7,354,718
	Commercial Mortgage Trust
106,142	Series 2021-PF1-A1	1.12%		11/15/2054	102,480
	Computershare Corporate Trust
23,099,504	Series 2015-LC22-XA	0.73	%(b)(g)	09/15/2058	62,142
4,899,004	Series 2019-C50-A4	3.47%		05/15/2052	4,652,849
154,898,407	Series 2019-C51-XA	1.26	%(b)(g)	06/15/2052	7,125,001

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
11,785,763	Series 2021-C60-A2	2.04%		08/15/2054	11,229,902
3,201,089	Series 2021-SAVE-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.66	%(a)	02/15/2040	3,206,121
895,524	Series 2024-C63-A1	4.89%		08/15/2057	894,112
	CSAIL Commercial Mortgage Trust
1,540,477	Series 2015-C3-A3	3.45%		08/15/2048	1,533,348
86,274,043	Series 2017-C8-XA	1.06	%(b)(g)	06/15/2050	1,687,632
2,913,343	Series 2017-CX9-A4	3.18%		09/15/2050	2,811,688
9,774,275	Series 2017-CX9-XA	0.60	%(b)(g)	09/15/2050	95,381
	Del Amo Fashion Center Trust
6,850,000	Series 2017-AMO-A	3.64	%(a)(b)	06/05/2035	6,447,845
	EQUS Mortgage Trust
13,292,734	Series 2021-EQAZ-A (1 mo. Term SOFR + 1.02%, 0.76% Floor)	5.42	%(a)	10/15/2038	13,286,309
	Extended Stay America Trust
9,318,766	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.59	%(a)	07/15/2038	9,331,001
	Franklin BSP Realty Trust, Inc.
5,096,028	Series 2021-FL7-A (1 mo. Term SOFR + 1.43%, 1.43% Floor)	5.83	%(a)	12/15/2038	5,098,765
6,979,867	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	6.10	%(a)	02/15/2037	6,967,919
	FS Rialto
1,255,641	Series 2019-FL1-AS (1 mo. Term SOFR + 1.56%, 1.45% Floor)	5.96	%(a)	12/16/2036	1,259,114
2,880,000	Series 2019-FL1-B (1 mo. Term SOFR + 2.01%, 1.90% Floor)	6.41	%(a)	12/16/2036	2,876,100
14,771,343	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.73	%(a)	05/16/2038	14,769,201
6,449,905	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.76	%(a)	11/16/2036	6,453,698
	Granite Point Mortgage Trust, Inc.
9,092,011	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.74	%(a)	07/16/2035	9,008,901
8,115,233	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	5.82	%(a)	12/15/2036	8,031,873
	Great Wolf Trust
4,500,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	6.09	%(a)	05/15/2041	4,523,774
13,500,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.94	%(a)	03/15/2039	13,539,933
	Greystone Commercial Real Estate Notes
11,992,330	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.53	%(a)	07/15/2039	11,994,332
	GS Mortgage Securities Corp. II
1,611,130	Series 2013-GC13-AS	3.87	%(a)(b)	07/10/2046	1,552,324
103,668,473	Series 2017-GS6-XA	1.00	%(b)(g)	05/10/2050	1,870,221
124,805,974	Series 2017-GS7-XA	1.07	%(b)(g)	08/10/2050	2,592,919
133,683,553	Series 2017-GS8-XA	0.93	%(b)(g)	11/10/2050	2,721,824
2,615,000	Series 2018-TWR-A (1 mo. Term SOFR + 1.20%, 0.90% Floor)	5.60	%(a)	07/15/2031	2,198,391
50,785,260	Series 2019-GC42-XA	0.81	%(b)(g)	09/10/2052	1,523,548
600,000	Series 2021-ARDN-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.16	%(a)	11/15/2036	599,258
9,296,000	Series 2021-IP-A (1 mo. Term SOFR + 1.06%, 0.95% Floor)	5.46	%(a)	10/15/2036	9,239,071
1,225,000	Series 2021-STAR-A (1 mo. Term SOFR + 1.06%, 0.95% Floor)	5.47	%(a)	12/15/2036	1,222,185
6,615,000	Series 2023-SHIP-A	4.32	%(a)(b)	09/10/2038	6,531,739
	HERA Commercial Mortgage
366,413	Series 2021-FL1-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.54	%(a)	02/18/2038	363,774
	HGI CRE CLO Ltd.
955,480	Series 2021-FL1-A (1 mo. Term SOFR + 1.16%, 1.16% Floor)	5.56	%(a)	06/16/2036	955,604
	HIG RCP LLC
13,861,400	Series 2023-FL1-AS (1 mo. Term SOFR + 3.11%, 3.11% Floor)	7.51	%(a)	09/19/2038	14,022,123
	JP Morgan Chase Commercial Mortgage Securities
54,795,595	Series 2016-JP4-XA	0.57	%(b)(g)	12/15/2049	427,986
1,141,000	Series 2019-COR5-A3	3.12%		06/13/2052	1,054,042
24,109,559	Series 2019-COR5-XA	1.45	%(b)(g)	06/13/2052	1,126,519
	JPMBB Commercial Mortgage Securities Trust
1,855,127	Series 2015-C27-A4	3.18%		02/15/2048	1,848,735
1,164,263	Series 2015-C30-A4	3.55%		07/15/2048	1,158,225
48,057,648	Series 2015-C32-XA	1.09	%(b)(g)	11/15/2048	124,729
8,970,000	Series 2015-C33-AS	4.02%		12/15/2048	8,827,384
425,336	Series 2016-C1-A5	3.58%		03/17/2049	419,213

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	KREF
10,300,830	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.57	%(a)	02/15/2039	10,287,285
5,550,000	Series 2021-FL2-AS (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.80	%(a)	02/15/2039	5,478,288
11,380,000	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.15	%(a)	02/15/2039	11,195,769
16,178,595	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.82	%(a)	02/17/2039	16,173,240
	Ladder Capital Commercial Mortgage Securities LLC
746,971	Series 2017-LC26-A3	3.29	%(a)	07/12/2050	719,120
1,318,980	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.71	%(a)	12/13/2038	1,319,974
5,386,615	Series 2021-FL3-A (1 mo. Term SOFR + 1.56%, 1.56% Floor)	5.96	%(a)	11/15/2038	5,401,159
	LoanCore
5,775,853	Series 2021-CRE5-A (1 mo. Term SOFR + 1.41%, 1.41% Floor)	5.81	%(a)	07/15/2036	5,780,115
9,243,317	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.81	%(a)	11/15/2038	9,245,729
9,265,314	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	6.15	%(a)	01/17/2037	9,283,975
	LSTAR Commercial Mortgage Trust
47,305,230	Series 2017-5-X	0.84	%(a)(b)(g)	03/10/2050	619,694
	Lument Finance Trust, Inc.
7,621,763	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.68	%(a)	06/15/2039	7,638,287
	Merit 2020
5,302,858	Series 2022-MHIL-A (1 mo. Term SOFR + 0.81%, 0.82% Floor)	5.21	%(a)	01/15/2027	5,292,029
	MF1 Multifamily Housing Mortgage Loan Trust
575,347	Series 2021-FL5-A (1 mo. Term SOFR + 0.96%, 0.96% Floor)	5.35	%(a)	07/15/2036	576,674
10,343,000	Series 2021-FL5-AS (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.70	%(a)	07/15/2036	10,342,690
6,806,353	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.59	%(a)	07/16/2036	6,791,270
3,008,160	Series 2021-FL7-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.57	%(a)	10/16/2036	3,002,159
9,103,000	Series 2021-FL7-AS (1 mo. Term SOFR + 1.56%, 1.45% Floor)	5.94	%(a)	10/16/2036	9,027,837
2,000,000	Series 2022-FL10-AS (1 mo. Term SOFR + 3.19%, 3.19% Floor)	7.55	%(a)	09/17/2037	2,008,104
8,729,524	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.72	%(a)	02/19/2037	8,738,764
12,094,086	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.52	%(a)	06/19/2037	12,116,340
8,290,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.06	%(a)	08/18/2041	8,320,499
	MHC Commercial Mortgage Trust
1,256,625	Series 2021-MHC-A (1 mo. Term SOFR + 0.92%, 0.80% Floor)	5.31	%(a)	04/15/2038	1,256,217
1,800,000	Series 2021-MHC-B (1 mo. Term SOFR + 1.22%, 1.10% Floor)	5.61	%(a)	04/15/2038	1,797,954
	Morgan Stanley ABS Capital I, Inc.
13,390,719	Series 2021-ILP-A (1 mo. Term SOFR + 0.89%, 0.78% Floor)	5.29	%(a)	11/15/2036	13,357,806
6,924,146	Series 2024-NSTB-A	3.90	%(a)(b)	09/24/2057	6,688,610
	Morgan Stanley Bank of America Merrill Lynch Trust
2,425,000	Series 2015-C23-AS	4.00	%(b)	07/15/2050	2,403,175
157,646	Series 2015-C26-A3	3.21%		10/15/2048	157,318
	Morgan Stanley Capital I, Inc.
39,284	Series 2006-HQ10-X1	0.62	%(a)(b)(g)	11/12/2041	—
55,063,385	Series 2017-H1-XA	1.30	%(b)(g)	06/15/2050	1,096,543
7,895,000	Series 2019-PLND-D (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.26	%(a)	05/15/2036	418,804
226,271	Series 2021-L5-A1	0.79%		05/15/2054	220,111
14,364,249	Series 2021-L6-A2	2.13	%(b)	06/15/2054	13,219,229
	Ready Capital Corp.
572,772	Series 2021-FL6-A (1 mo. Term SOFR + 1.06%, 0.95% Floor)	5.40	%(a)	07/25/2036	572,235
3,527,492	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.65	%(a)	11/25/2036	3,542,004
4,900,000	Series 2023-FL12-AS (1 mo. Term SOFR + 3.20%, 3.20% Floor)	7.54	%(a)	05/25/2038	4,941,469
	Rialto Real Estate Fund LP
9,000,000	Series 2022-FL8-A (1 mo. Term SOFR + 2.25%, 2.25% Floor)	6.65	%(a)	01/19/2037	9,013,428
	SREIT Trust
9,652,833	Series 2021-MFP-A (1 mo. Term SOFR + 0.85%, 0.73% Floor)	5.24	%(a)	11/15/2038	9,647,707

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,767,500	Series 2021-MFP2-B (1 mo. Term SOFR + 1.29%, 1.17% Floor)	5.68	%(a)	11/15/2036	1,764,750
	Starwood Property Mortgage Trust
270,981	Series 2019-FL1-AS (1 mo. Term SOFR + 1.51%, 1.51% Floor)	5.91	%(a)	07/15/2038	269,111
8,641,812	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.69	%(a)	04/18/2038	8,612,154
12,475,433	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	5.95	%(a)	11/15/2038	12,457,743
	STWD Trust
9,380,000	Series 2021-FLWR-B (1 mo. Term SOFR + 1.04%, 0.93% Floor)	5.44	%(a)	07/15/2036	9,372,125
	TPG Real Estate Finance Issuer Ltd.
9,837,571	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.70	%(a)	03/15/2038	9,835,191
8,082,332	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	6.03	%(a)	02/15/2039	8,069,198
12,289,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.53	%(a)	02/15/2039	12,231,586
	TTAN
4,168,990	Series 2021-MHC-A (1 mo. Term SOFR + 0.96%, 0.85% Floor)	5.36	%(a)	03/15/2038	4,170,093
	UBS Commercial Mortgage Trust
45,750,775	Series 2017-C1-XA	1.47	%(b)(g)	06/15/2050	1,190,220
75,090	Series 2017-C2-ASB	3.26%		08/15/2050	73,910
83,759,751	Series 2017-C3-XA	1.10	%(b)(g)	08/15/2050	1,621,547
407,323	Series 2018-C11-A3	4.31%		06/15/2051	403,411
391,905	Series 2018-C13-A3	4.07%		10/15/2051	383,355
92,905,280	Series 2018-C8-XA	0.81	%(b)(g)	02/15/2051	2,003,224
	VEGAS Trust
7,018,000	Series 2024-TI-A	5.52	%(a)	11/10/2039	7,041,036
	VMC Finance LLC
340,575	Series 2022-FL5-A (30 day avg SOFR US + 1.90%, 1.90% Floor)	6.50	%(a)	02/18/2039	341,082
	Wells Fargo Commercial Mortgage Trust
2,247,265	Series 2024-5C1-A1	5.23%		07/15/2057	2,257,510
2,683,210	Series 2024-5C2-A1	5.05%		11/15/2057	2,682,161
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $993,176,183)				873,668,065
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 12.9%
	Angel Oak Mortgage Trust LLC
13,810,444	Series 2021-7-A1	1.98	%(a)(b)	10/25/2066	11,694,993
	Arroyo Mortgage Trust
4,159,293	Series 2019-3-A2	3.21	%(a)(b)	10/25/2048	3,913,189
2,247,887	Series 2019-3-A3	3.42	%(a)(b)	10/25/2048	2,118,926
	Banc of America Mortgage Securities, Inc.
280,212	Series 2005-E-2A1	5.60	%(b)	06/25/2035	243,261
	BCAP LLC Trust
508,315	Series 2011-RR1-8A3	5.28	%(a)(b)	09/30/2056	385,247
	Bear Stearns Asset Backed Securities Trust
155,395	Series 2004-AC2-2A	5.00%		05/25/2034	127,953
	BRAVO Residential Funding Trust
2,847,230	Series 2020-RPL1-A1	2.50	%(a)(b)	05/26/2059	2,775,581
6,294,242	Series 2022-RPL1-A1	2.75	%(a)(b)	09/25/2061	5,690,277
	Carrington Mortgage Loan Trust
1,606,705	Series 2006-NC3-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 12.50% Cap)	4.60%		08/25/2036	1,553,480
	Chase Funding Mortgage Loan Asset-Backed Certificates
1,493,579	Series 2004-2-1A5	6.20	%(d)	02/26/2035	1,482,314
	Citigroup Mortgage Loan Trust, Inc.
274,412	Series 2006-AR1-2A1 (1 yr. CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	6.30%		03/25/2036	268,407
1,576,490	Series 2020-EXP1-A1A	1.80	%(a)(b)	05/25/2060	1,447,720
	COLT Funding LLC
4,649,572	Series 2021-1R-A1	0.86	%(a)(b)	05/25/2065	3,980,723
4,469,999	Series 2021-5-A1	1.73	%(a)(b)	11/26/2066	3,928,987
13,180,881	Series 2021-RPL1-A1	1.67	%(a)(b)	09/25/2061	11,841,870

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,724,025	Series 2023-2-A1	6.60	%(a)(d)	07/25/2068	2,749,567
	Countrywide Home Loan Mortgage Pass Through Trust
240,112	Series 2004-HYB9-1A1	5.40	%(b)	02/20/2035	241,476
3,256,630	Series 2005-3-1A2 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	5.03%		04/25/2035	3,058,396
	Credit Suisse Management LLC
26,475	Series 2005-11-5A1	5.25%		06/25/2026	9,440
	Credit Suisse Mortgage Capital Certificates
1,550,788	Series 2021-NQM1-A2	0.99	%(a)(b)	05/25/2065	1,374,916
2,584,647	Series 2021-NQM1-A3	1.20	%(a)(b)	05/25/2065	2,276,931
6,690,436	Series 2021-NQM5-A3	1.35	%(a)(b)	05/25/2066	5,564,496
4,462,596	Series 2021-RPL4-A1	4.10	%(a)(b)	12/27/2060	4,451,787
16,011,739	Series 2022-NQM1-A1	2.27	%(a)(b)	11/25/2066	14,269,705
2,661,058	Series 2022-NQM5-A1	5.17	%(a)(b)	05/25/2067	2,651,095
7,939,349	Series 2022-RPL4-A1	3.90	%(a)(b)	04/25/2062	7,495,812
	Cross Mortgage Trust
3,851,446	Series 2024-H1-A1	6.09	%(a)(d)	12/25/2068	3,864,268
14,496,964	Series 2024-H5-A1	5.85	%(a)(d)	08/26/2069	14,538,601
	Ellington Financial Mortgage Trust
467,125	Series 2020-1-A1	2.01	%(a)(b)	05/25/2065	461,028
	Fannie Mae Connecticut Avenue Securities
5,479,501	Series 2023-R08-1M1 (30 day avg SOFR US + 1.50%, 0.00% Floor)	6.07	%(a)	10/25/2043	5,508,064
10,994,416	Series 2024-R01-1M1 (30 day avg SOFR US + 1.05%, 1.05% Floor)	5.62	%(a)	01/25/2044	11,009,424
12,457,996	Series 2024-R02-1M1 (30 day avg SOFR US + 1.10%, 1.10% Floor)	5.67	%(a)	02/25/2044	12,477,506
	First Horizon Asset Securities, Inc.
1,666,437	Series 2007-AR2-1A1	7.28	%(b)	08/25/2037	433,217
	FirstKey Homes Trust
6,974,513	Series 2020-SFR2-A	1.27	%(a)	10/19/2037	6,800,348
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,388,782	Series 2022-DNA2-M1A (30 day avg SOFR US + 1.30%, 0.00% Floor)	5.87	%(a)	02/25/2042	1,391,664
19,228,923	Series 2024-DNA1-M1 (30 day avg SOFR US + 1.35%, 0.00% Floor)	5.92	%(a)	02/25/2044	19,270,671
7,799,129	Series 2024-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.77	%(a)	05/25/2044	7,829,560
23,146,302	Series 2024-DNA3-M1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	5.57	%(a)	10/25/2044	23,157,129
19,968,963	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.77	%(a)	08/25/2044	19,998,485
	GCAT
4,788,562	Series 2022-NQM4-A1	5.27	%(a)(d)	08/25/2067	4,767,095
	GSR Mortgage Loan Trust
2,406,879	Series 2005-9F-2A2	6.00%		01/25/2036	1,095,936
	HOMES Trust
11,826,749	Series 2023-NQM2-A1	6.46	%(a)(d)	02/25/2068	11,910,807
	Homeward Opportunities Fund I Trust
11,065,287	Series 2022-1-A1	5.08	%(a)(d)	07/25/2067	10,956,559
	JP Morgan Alternative Loan Trust
14,045	Series 2006-S4-A6	6.21	%(d)	12/25/2036	14,170
	JP Morgan Mortgage Trust
5,500,000	Series 2024-NQM1-A1	5.59	%(a)(d)	02/25/2064	5,546,552
	Legacy Mortgage Asset Trust
858,053	Series 2021-GS1-A1	4.89	%(a)(d)	10/25/2066	858,960
9,072,664	Series 2021-GS2-A1	4.75	%(a)(d)	04/25/2061	9,076,469
16,521,543	Series 2021-GS3-A1	4.75	%(a)(d)	07/25/2061	16,513,053
20,973,517	Series 2021-GS4-A1	4.65	%(a)(d)	11/25/2060	20,989,501
656,754	Series 2021-SL1-A	4.99	%(a)(b)	09/25/2060	657,994
	Mastr Adjustable Rate Mortgages Trust
1,729,688	Series 2006-2-2A1	7.27	%(b)	04/25/2036	841,195
	MFRA Trust
8,688,269	Series 2021-NQM2-A1	1.03	%(a)(b)	11/25/2064	7,614,012
1,127,800	Series 2021-NQM2-A2	1.32	%(a)(b)	11/25/2064	990,086
	Mill City Mortgage Trust
439,977	Series 2017-3-A1	2.75	%(a)(b)	01/25/2061	438,200

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	MLCC Mortgage Investors, Inc.
161,718	Series 2005-3-2A	5.66	%(b)	11/25/2035	155,526
	Morgan Stanley Mortgage Loan Trust
7,105	Series 2004-1-1A1	5.00%		11/25/2033	5,010
	New Residential Mortgage Loan Trust
7,470,573	Series 2024-NQM1-A1	6.13	%(a)(d)	03/25/2064	7,521,903
	OBX Trust
10,577,794	Series 2024-NQM5-A1	5.99	%(a)(d)	01/25/2064	10,639,415
	Onslow Bay Mortgage Loan Trust
1,003,779	Series 2018-1-A2 (1 mo. Term SOFR + 0.76%, 0.00% Floor)	5.10	%(a)	06/25/2057	987,616
9,056,683	Series 2022-NQM1-A1	2.31	%(a)(b)	11/25/2061	7,951,754
2,390,593	Series 2022-NQM7-A1	5.11	%(a)(d)	08/25/2062	2,382,752
7,315,192	Series 2023-NQM5-A1A	6.57	%(a)(d)	06/25/2063	7,399,644
21,817,565	Series 2024-NQM10-A1	6.18	%(a)(d)	05/25/2064	22,009,808
18,222,831	Series 2024-NQM11-A1	5.88	%(a)(d)	06/25/2064	18,293,510
12,108,346	Series 2024-NQM12-A1	5.48	%(a)(d)	07/25/2064	12,075,870
14,208,841	Series 2024-NQM13-A1	5.12	%(a)	06/25/2064	14,068,695
15,594,016	Series 2024-NQM16-A1	5.53	%(a)(d)	10/25/2064	15,567,943
25,000,000	Series 2024-NQM18-A1	5.41	%(a)(b)	10/25/2064	24,958,003
5,900,000	Series 2024-NQM18-A2	5.66	%(a)(d)	10/25/2064	5,890,139
9,605,843	Series 2024-NQM4-A1	6.07	%(a)(d)	01/25/2064	9,661,787
	Pretium Mortgage Credit Partners LLC
21,217,255	Series 2021-NPL3-A1	4.87	%(a)(d)	07/25/2051	21,204,768
12,173,540	Series 2021-RN1-A1	4.99	%(a)(d)	02/25/2061	12,180,462
4,332,976	Series 2021-RN2-A1	4.74	%(a)(d)	07/25/2051	4,310,860
15,107,998	Series 2021-RN3-A1	4.84	%(a)(d)	09/25/2051	15,038,305
	PRPM LLC
5,759,400	Series 2020-4-A1	6.61	%(a)(d)	10/25/2025	5,766,720
11,907,318	Series 2021-4-A1	4.87	%(a)(d)	04/25/2026	11,890,184
8,708,195	Series 2021-5-A1	4.79	%(a)(d)	06/25/2026	8,675,976
9,918,849	Series 2021-6-A1	4.79	%(a)(d)	07/25/2026	9,909,364
15,000,000	Series 2024-NQM4-A1	5.67	%(a)(d)	12/26/2069	15,115,830
	Securitized Asset Backed Receivables LLC
3,504,367	Series 2006-NC1-A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.99%		03/25/2036	3,198,050
	Starwood Mortgage Residential Trust
421,625	Series 2020-3-A1	1.49	%(a)(b)	04/25/2065	408,434
23,142,892	Series 2021-5-A1	1.92	%(a)(b)	09/25/2066	19,274,224
	Structured Asset Securities Corp.
58,067	Series 2003-24A-1A3	6.29	%(b)	07/25/2033	56,298
	Terwin Mortgage Trust
607,643	Series 2003-4HE-M1 (1 mo. Term SOFR + 1.24%, 1.13% Floor)	5.58%		09/25/2034	641,882
	Velocity Commercial Capital Loan Trust
1,556,389	Series 2019-2-A	3.13	%(a)(b)	07/25/2049	1,487,860
4,711,251	Series 2021-1-M1	1.79	%(a)(b)	05/25/2051	3,862,774
16,786,234	Series 2021-2-A	1.52	%(a)(b)	08/25/2051	13,924,533
4,014,092	Series 2021-2-M1	1.82	%(a)(b)	08/25/2051	3,149,748
14,941,196	Series 2024-5-A	5.49	%(a)(b)	10/25/2054	14,760,000
	Vericrest Opportunity Loan Transferee
4,113,171	Series 2021-NP10-A1	4.99	%(a)(d)	05/25/2051	4,113,331
11,023,043	Series 2021-NP11-A1	4.87	%(a)(d)	08/25/2051	11,018,544
2,479,987	Series 2021-NPL1-A1	4.89	%(a)(d)	02/27/2051	2,480,034
2,754,366	Series 2021-NPL3-A1	5.24	%(a)(d)	02/27/2051	2,753,028
2,114,929	Series 2021-NPL5-A1	5.12	%(a)(d)	03/27/2051	2,115,963
2,258,065	Series 2021-NPL6-A1	5.24	%(a)(d)	04/25/2051	2,261,409
9,072,408	Series 2021-NPL8-A1	5.12	%(a)(d)	04/25/2051	9,082,341
1,984,689	Series 2021-NPL9-A1	4.99	%(a)(d)	05/25/2051	1,978,642
	Verus Securitization Trust
7,112,109	Series 2021-4-A3	1.35	%(a)(b)	07/25/2066	5,928,368
6,735,762	Series 2021-7-A1	1.83	%(a)(d)	10/25/2066	5,941,453
11,609,480	Series 2022-INV1-A1	5.04	%(a)(d)	08/25/2067	11,537,885
386,988	Series 2022-INV1-A2	5.80	%(a)(d)	08/25/2067	385,917
15,364,599	Series 2023-4-A1	5.81	%(a)(d)	05/25/2068	15,416,190
17,737,018	Series 2024-3-A1	6.34	%(a)(d)	04/25/2069	17,901,135

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,434,993	Series 2024-6-A1	5.80	%(a)(d)	07/25/2069	4,455,502
25,000,000	Series 2024-9-A1	5.44	%(a)(b)	11/25/2069	25,115,100
6,500,000	Series 2024-9-A2	5.69	%(a)(d)	11/25/2069	6,529,835
	WaMu Mortgage Pass Through Certificates
129,880	Series 2002-AR16-A	6.70	%(b)	12/25/2032	123,967
	Wells Fargo Mortgage Backed Securities Trust
187,026	Series 2007-7-A36	6.00%		06/25/2037	169,888
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $793,190,857)				768,341,282
US CORPORATE BONDS - 10.6%
1,484,000	AGCO Corp.	5.45%		03/21/2027	1,498,967
553,000	Agilent Technologies, Inc.	4.20%		09/09/2027	546,294
3,535,000	Albemarle Corp.	4.65%		06/01/2027	3,507,940
989,000	Ally Financial, Inc. (SOFR + 3.26%)	6.99%		06/13/2029	1,030,696
737,000	Ally Financial, Inc. (SOFR + 2.82%)	6.85%		01/03/2030	764,348
1,545,000	Altria Group, Inc.	6.20%		11/01/2028	1,606,193
1,370,000	American Electric Power Co., Inc.	5.20%		01/15/2029	1,380,845
5,379,000	American Express Co. (SOFR + 1.00%)	5.53%		02/16/2028	5,409,766
2,638,000	American Homes 4 Rent LP	4.25%		02/15/2028	2,575,244
2,340,000	American National Group, Inc.	5.75%		10/01/2029	2,344,479
478,000	American Water Capital Corp.	3.75%		09/01/2028	459,941
3,100,000	Amgen, Inc.	5.51%		03/02/2026	3,100,183
5,176,000	Apache Corp.	4.25%		01/15/2030	4,868,661
10,030,000	Apollo Debt Solutions BDC	6.90	%(a)	04/13/2029	10,385,107
4,850,000	AppLovin Corp.	5.13%		12/01/2029	4,840,066
5,777,000	Ares Capital Corp.	3.88%		01/15/2026	5,714,167
1,835,000	Ares Strategic Income Fund	5.70	%(a)	03/15/2028	1,835,361
5,675,000	Arrow Electronics, Inc.	5.15%		08/21/2029	5,654,123
6,715,000	Athene Global Funding (SOFR + 0.85%)	5.39	%(a)	05/08/2026	6,716,318
6,076,000	Athene Global Funding	4.72	%(a)	10/08/2029	5,930,499
5,730,000	Atlas Warehouse Lending Co. LP	6.05	%(a)	01/15/2028	5,740,526
8,210,000	Atlas Warehouse Lending Co. LP	6.25	%(a)	01/15/2030	8,163,830
1,022,000	Avery Dennison Corp.	4.88%		12/06/2028	1,020,542
4,338,000	Aviation Capital Group LLC	1.95	%(a)	09/20/2026	4,121,391
1,113,000	Aviation Capital Group LLC	6.25	%(a)	04/15/2028	1,148,992
872,000	Bank of America Corp. (SOFR + 1.75%)	4.83%		07/22/2026	872,169
3,326,000	Bank of America Corp. (3 mo. Term SOFR + 1.32%)	3.56%		04/23/2027	3,273,571
4,013,000	Blackstone Private Credit Fund	5.60	%(a)	11/22/2029	3,964,499
2,909,000	Blackstone Secured Lending Fund	5.88%		11/15/2027	2,955,704
10,030,000	Blue Owl Capital Corp.	5.95%		03/15/2029	10,074,116
6,019,000	Blue Owl Credit Income Corp.	7.75%		09/16/2027	6,322,284
10,397,000	Blue Owl Credit Income Corp.	5.80	%(a)	03/15/2030	10,244,165
3,762,000	Blue Owl Technology Finance Corp.	3.75	%(a)	06/17/2026	3,641,354
9,287,000	Blue Owl Technology Finance Corp. II	6.75	%(a)	04/04/2029	9,348,252
3,092,000	Bristol-Myers Squibb Co. (SOFR + 0.49%)	5.01%		02/20/2026	3,100,128
651,000	Brixmor Operating Partnership LP	4.13%		06/15/2026	644,540
2,615,000	Broadcom, Inc.	3.15%		11/15/2025	2,581,922
2,538,000	Broadcom, Inc.	5.05%		07/12/2029	2,548,467
2,268,000	Broadcom, Inc.	4.35%		02/15/2030	2,207,250
827,000	Bunge Ltd. Finance Corp.	3.75%		09/25/2027	805,487
631,000	Cabot Corp.	4.00%		07/01/2029	604,045
13,541,000	Capital One Financial Corp. (SOFR + 2.16%)	4.99%		07/24/2026	13,534,273
3,085,000	CenterPoint Energy, Inc.	5.40%		06/01/2029	3,122,160

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,572,000	Charles Schwab Corp. (SOFR + 1.05%)	5.56%		03/03/2027	2,601,001
1,505,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.15%		11/10/2026	1,534,815
2,691,000	Cheniere Energy Partners LP	4.50%		10/01/2029	2,607,200
5,583,000	Cheniere Energy, Inc.	4.63%		10/15/2028	5,465,808
9,490,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%		09/19/2030	9,223,479
502,000	Citizens Financial Group, Inc.	4.30%		12/03/2025	498,965
1,539,000	CNA Financial Corp.	3.90%		05/01/2029	1,474,630
4,747,000	CNH Industrial Capital LLC	4.50%		10/08/2027	4,704,895
6,019,000	Corebridge Global Funding	5.75	%(a)	07/02/2026	6,107,988
623,000	Coterra Energy, Inc.	3.90%		05/15/2027	609,117
401,000	Coterra Energy, Inc.	4.38%		03/15/2029	387,950
2,805,000	Crown Castle, Inc.	4.80%		09/01/2028	2,774,651
6,582,000	Crown Castle, Inc.	4.90%		09/01/2029	6,512,858
3,060,000	CubeSmart LP	4.38%		02/15/2029	2,973,258
2,705,000	CVS Health Corp.	5.00%		02/20/2026	2,703,787
2,367,000	Darden Restaurants, Inc.	4.35%		10/15/2027	2,335,543
1,298,000	DCP Midstream Operating LP	5.13%		05/15/2029	1,300,966
7,769,000	Dell International LLC / EMC Corp.	4.35%		02/01/2030	7,520,107
1,134,000	Delta Air Lines, Inc.	7.38%		01/15/2026	1,159,267
311,000	Delta Air Lines, Inc. / SkyMiles IP Ltd.	4.75	%(a)	10/20/2028	306,935
1,474,000	Devon Energy Corp.	5.25%		10/15/2027	1,475,959
832,000	DOC DR LLC	4.30%		03/15/2027	823,333
5,178,000	Edison International	5.45%		06/15/2029	5,227,818
5,276,000	Edwards Lifesciences Corp.	4.30%		06/15/2028	5,165,130
2,770,000	Eli Lilly & Co.	5.00%		02/27/2026	2,770,065
5,115,000	Energy Transfer LP	6.05%		12/01/2026	5,227,818
2,523,000	EnLink Midstream LLC	5.38%		06/01/2029	2,524,720
5,415,000	Entergy Corp.	0.90%		09/15/2025	5,267,629
432,000	EOG Resources, Inc.	4.15%		01/15/2026	430,061
832,000	EPR Properties	4.95%		04/15/2028	818,677
843,000	EQT Corp.	3.90%		10/01/2027	820,263
1,013,000	EQT Corp.	7.00%		02/01/2030	1,078,378
5,184,000	Equifax, Inc.	4.80%		09/15/2029	5,121,329
5,615,000	Equinix, Inc.	1.25%		07/15/2025	5,508,261
1,814,000	Essential Utilities, Inc.	4.80%		08/15/2027	1,812,801
251,000	Essential Utilities, Inc.	3.57%		05/01/2029	236,552
1,001,000	Eversource Energy	4.75%		05/15/2026	1,000,860
2,525,000	Exelon Corp.	5.15%		03/15/2029	2,538,866
5,818,000	Expedia Group, Inc.	6.25	%(a)	05/01/2025	5,822,153
5,285,000	Fifth Third Bank, Inc.	3.85%		03/15/2026	5,221,772
1,802,000	FirstEnergy Transmission LLC	4.55	%(a)	01/15/2030	1,755,093
6,451,000	Fiserv, Inc.	4.75%		03/15/2030	6,373,907
5,176,000	Ford Motor Credit Co. LLC	5.30%		09/06/2029	5,075,469
3,026,000	Foundry JV Holdco LLC	5.90	%(a)	01/25/2030	3,070,392
1,615,000	GA Global Funding Trust	5.50	%(a)	01/08/2029	1,632,415
296,000	GATX Corp.	4.00%		06/30/2030	280,782
5,136,000	GE HealthCare Technologies, Inc.	4.80%		08/14/2029	5,089,832
2,883,000	General Mills, Inc.	4.00%		04/17/2025	2,875,757
2,295,000	General Mills, Inc.	5.24%		11/18/2025	2,295,042
5,180,000	General Motors Financial Co., Inc.	4.00%		01/15/2025	5,177,922
5,391,000	General Motors Financial Co., Inc.	5.25%		03/01/2026	5,408,626
4,560,000	Genuine Parts Co.	4.95%		08/15/2029	4,548,773
2,206,000	Global Payments, Inc.	5.30%		08/15/2029	2,211,058
3,629,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	5.25%		03/18/2027	3,636,291
5,157,000	HCA, Inc.	5.38%		02/01/2025	5,158,198
5,437,000	Hewlett Packard Enterprise Co.	4.55%		10/15/2029	5,301,870
300,000	HSBC USA, Inc. (SOFR + 0.96%)	5.46%		03/04/2027	301,870
1,522,000	Huntington Bancshares, Inc./OH (SOFR + 1.28%)	5.27%		01/15/2031	1,523,700

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,519,000	Hyatt Hotels Corp.	5.75%		01/30/2027	4,589,736
5,182,000	Hyundai Capital America	4.55	%(a)	09/26/2029	5,032,677
2,520,000	Icon Investments Six DAC	5.81%		05/08/2027	2,563,199
5,783,000	IDEX Corp.	4.95%		09/01/2029	5,761,460
3,349,000	Illumina, Inc.	4.65%		09/09/2026	3,338,610
2,188,000	Interstate Power and Light Co.	3.60%		04/01/2029	2,076,182
478,000	ITC Holdings Corp.	4.95	%(a)	09/22/2027	479,213
11,900,000	Jackson National Life Global Funding	4.60	%(a)	10/01/2029	11,579,914
4,680,000	JPMorgan Chase & Co. (SOFR + 0.92%)	5.54%		04/22/2028	4,708,828
2,789,000	Keysight Technologies, Inc.	3.00%		10/30/2029	2,544,398
2,836,000	Kinder Morgan, Inc.	4.30%		06/01/2025	2,829,938
2,772,000	Kinder Morgan, Inc.	5.00%		02/01/2029	2,763,753
5,222,000	Laboratory Corp. of America Holdings	4.35%		04/01/2030	5,039,518
3,941,000	Lear Corp.	4.25%		05/15/2029	3,792,748
1,593,000	Lennar Corp.	5.25%		06/01/2026	1,601,673
432,000	Lennox International, Inc.	5.50%		09/15/2028	439,535
2,598,000	LPL Holdings, Inc.	4.63	%(a)	11/15/2027	2,558,525
2,437,000	M&T Bank Corp. (SOFR + 0.93%)	4.83%		01/16/2029	2,427,312
250,000	Manufacturers & Traders Trust Co.	4.65%		01/27/2026	249,436
5,070,000	Marriott International, Inc./MD	4.80%		03/15/2030	5,034,391
6,600,000	MasTec, Inc.	4.50	%(a)	08/15/2028	6,404,524
5,924,000	Merck Sharp & Dohme Corp.	5.95%		12/01/2028	6,192,700
576,000	Meritage Homes Corp.	3.88	%(a)	04/15/2029	538,804
675,000	Microchip Technology, Inc.	4.25%		09/01/2025	672,396
1,005,000	Microchip Technology, Inc.	5.05%		03/15/2029	1,003,357
507,000	Micron Technology, Inc.	4.98%		02/06/2026	507,786
2,280,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.50	%(a)	06/20/2027	2,296,012
265,000	Mohawk Industries, Inc.	5.85%		09/18/2028	272,595
5,140,000	Morgan Stanley	3.88%		01/27/2026	5,102,819
5,075,000	Motorola Solutions, Inc.	5.00%		04/15/2029	5,069,060
281,000	MPLX LP	4.80%		02/15/2029	278,729
3,531,000	National Securities Clearing Corp.	4.90	%(a)	06/26/2029	3,536,663
597,000	New York Life Global Funding (SOFR + 0.48%)	4.98	%(a)	06/09/2026	598,207
757,000	New York Life Global Funding	4.70	%(a)	01/29/2029	755,524
710,000	Newmont Corp. / Newcrest Finance Pty Ltd.	5.30%		03/15/2026	715,357
5,455,000	NGPL PipeCo LLC	4.88	%(a)	08/15/2027	5,415,586
2,480,000	NiSource, Inc.	5.25%		03/30/2028	2,502,182
1,979,000	NiSource, Inc.	5.20%		07/01/2029	1,995,962
2,999,000	Norfolk Southern Corp.	7.80%		05/15/2027	3,211,077
908,000	Northwestern Mutual Global Funding	4.11	%(a)	09/12/2027	896,110
2,268,000	Occidental Petroleum Corp.	5.20%		08/01/2029	2,251,746
2,566,000	Omega Healthcare Investors, Inc.	4.75%		01/15/2028	2,532,874
5,037,000	Oracle Corp.	5.80%		11/10/2025	5,088,764
2,405,000	O’Reilly Automotive, Inc.	5.75%		11/20/2026	2,448,596
251,000	O’Reilly Automotive, Inc.	4.20%		04/01/2030	241,517
989,000	Owens Corning	3.50%		02/15/2030	919,570
3,103,000	Pacific Gas and Electric Co. (SOFR + 0.95%)	5.45%		09/04/2025	3,108,487
7,458,000	Pacific Gas and Electric Co.	6.10%		01/15/2029	7,723,244
553,000	Pacific Life Global Funding II (SOFR + 0.62%)	5.12	%(a)	06/04/2026	554,802
4,686,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.00	%(a)	07/15/2025	4,660,993
5,235,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.40	%(a)	07/01/2027	5,168,687
3,240,000	PNC Financial Services Group, Inc. (SOFR + 1.32%)	5.81%		06/12/2026	3,254,129
1,129,000	Public Service Co. of Colorado	3.70%		06/15/2028	1,090,812
3,698,000	Public Service Enterprise Group, Inc.	5.85%		11/15/2027	3,805,081
3,633,000	Public Storage Operating Co. (SOFR + 0.70%)	5.35%		04/16/2027	3,652,382
5,123,000	Quanta Services, Inc.	4.75%		08/09/2027	5,118,133
5,576,000	Quest Diagnostics, Inc.	4.20%		06/30/2029	5,414,860

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
455,000	RGA Global Funding	6.00	%(a)	11/21/2028	469,598
5,635,000	Royalty Pharma PLC	1.75%		09/02/2027	5,192,033
332,000	Ryder System, Inc.	5.25%		06/01/2028	335,717
1,323,000	Ryder System, Inc.	4.95%		09/01/2029	1,319,024
1,520,000	Sempra	5.40%		08/01/2026	1,534,386
2,031,000	Sherwin-Williams Co.	4.55%		03/01/2028	2,014,893
5,065,000	Solventum Corp.	5.45	%(a)	02/25/2027	5,115,704
2,602,000	Sonoco Products Co.	4.45%		09/01/2026	2,585,378
3,570,000	Southern California Edison Co.	4.90%		06/01/2026	3,578,074
2,772,000	Southern Co.	5.15%		10/06/2025	2,782,177
5,157,000	State Street Corp. (SOFR + 1.35%)	5.75%		11/04/2026	5,199,742
4,995,000	Take-Two Interactive Software, Inc.	4.95%		03/28/2028	4,993,687
2,753,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.50%		07/15/2027	2,774,703
6,816,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.88%		01/15/2029	6,989,624
6,931,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%		03/01/2030	6,957,234
5,487,000	The Campbell’s Co.	3.95%		03/15/2025	5,474,863
2,015,000	The Campbell’s Co.	5.20%		03/19/2027	2,034,147
556,000	Timken Co.	4.50%		12/15/2028	546,273
883,000	Toll Brothers Finance Corp.	4.88%		03/15/2027	882,871
2,238,000	Uber Technologies, Inc.	6.25	%(a)	01/15/2028	2,258,817
623,000	US Bancorp (SOFR + 1.43%)	5.73%		10/21/2026	627,396
5,356,000	Utah Acquisition Sub, Inc.	3.95%		06/15/2026	5,275,360
2,969,000	Veralto Corp.	5.50%		09/18/2026	3,004,808
1,763,000	Veralto Corp.	5.35%		09/18/2028	1,786,290
5,735,000	VICI Properties LP / VICI Note Co., Inc.	4.25	%(a)	12/01/2026	5,643,708
8,037,000	Wells Fargo & Co. (SOFR + 1.07%)	5.69%		04/22/2028	8,107,405
5,153,000	Welltower OP LLC	4.00%		06/01/2025	5,134,957
678,000	Western Midstream Operating LP	6.35%		01/15/2029	702,125
2,688,000	Western Midstream Operating LP	4.05%		02/01/2030	2,523,034
5,074,000	Williams Cos., Inc.	4.80%		11/15/2029	5,008,744
1,248,000	Xcel Energy, Inc.	4.00%		06/15/2028	1,208,317
	Total US Corporate Bonds (Cost $632,173,404)				630,093,789
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 3.0%
	Federal Home Loan Mortgage Corp.
368,384	Pool 840632 (1 yr. RFUCCT + 1.62%, 1.62% Floor, 7.62% Cap)	6.57%		05/01/2045	379,434
96,885	Pool N70081	5.50%		07/01/2038	96,898
7,756,393	Pool RA8419	6.00%		01/01/2053	7,850,439
8,062,832	Pool SD5219	6.00%		04/01/2054	8,167,735
3,427,762	Series 276-F5 (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.21%		09/15/2042	3,383,411
2,279,706	Series 339-F5 (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.16%		11/15/2044	2,241,733
9,955	Series 3872-BA	4.00%		06/15/2041	9,563
4,174,699	Series 4068-UF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.21%		06/15/2042	4,119,236
193,952	Series 4203-NB	2.00%		10/15/2040	191,452
6,658,787	Series 4631-FA (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.21%		11/15/2046	6,557,829
2,619,087	Series 4851-PF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.11%		08/15/2057	2,555,075
2,493,004	Series 4878-FA (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.11%		05/15/2049	2,450,131
1,841,047	Series 4939-CF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.18%		12/25/2049	1,811,003
3,591,514	Series 4987-BF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.08%		06/25/2050	3,523,251

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
9,429,414	Series 4990-FN (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	5.03%		05/25/2050	9,141,819
5,264,863	Series 5478-FB (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.92%		02/25/2054	5,274,775
	Federal National Mortgage Association
17,101	Pool AB3850	4.00%		11/01/2041	15,840
741,752	Pool AL2987 (1 yr. RFUCCT + 1.62%, 1.62% Floor, 7.31% Cap)	7.01%		11/01/2042	765,124
125,915	Pool AL4292	4.50%		04/01/2026	125,438
600,112	Pool BM3520 (1 yr. RFUCCT + 1.56%, 1.56% Floor, 6.98% Cap)	6.77%		05/01/2045	620,455
7,961,252	Pool FS6084	6.00%		10/01/2053	8,055,450
4,854,029	Pool MA4901	5.00%		01/01/2043	4,766,738
3,138,479	Pool MA4988	5.00%		04/01/2043	3,082,034
3,722,088	Pool MA5112	5.00%		08/01/2043	3,648,160
5,061,015	Pool MA5540	5.50%		11/01/2044	5,047,195
2,097,886	Series 2010-68-FJ (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	5.13%		07/25/2040	2,080,783
903,707	Series 2011-134-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.18%		12/25/2041	892,467
35,176	Series 2011-64-DB	4.00%		07/25/2041	33,860
1,616,684	Series 2016-62-FB (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.08%		09/25/2046	1,599,086
3,677,375	Series 2016-84-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.18%		11/25/2046	3,620,908
1,533,726	Series 2017-112-FC (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	5.03%		01/25/2048	1,495,488
7,131,652	Series 2018-72-FB (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	5.03%		10/25/2058	6,928,259
2,610,186	Series 2018-85-FE (30 day avg SOFR US + 0.41%, 0.30% Floor, 6.50% Cap)	4.98%		12/25/2048	2,560,457
10,254,741	Series 2019-43-FD (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.08%		08/25/2049	10,053,815
4,396,169	Series 2019-49-FB (30 day avg SOFR US + 0.59%, 0.48% Floor, 6.50% Cap)	5.16%		09/25/2049	4,311,065
6,121,657	Series 2019-57-LF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.18%		10/25/2049	5,992,880
1,082,584	Series 2019-M21-3A1	2.10%		06/25/2034	1,057,467
4,314,979	Series 2020-34-F (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.13%		06/25/2050	4,209,977
10,924,171	Series 2020-M49-1A1	1.26	%(b)	11/25/2030	9,905,910
15,381,524	Series 2021-M7-A1	1.73	%(b)	03/25/2031	14,270,884
7,068,481	Series 2024-93-FL (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	6.02%		12/25/2054	7,136,375
	Government National Mortgage Association
3,548,985	Series 2012-68-FA (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.98%		05/20/2042	3,452,021
3,194,933	Series 2013-116-WU	3.00%		12/20/2042	3,128,359
3,356,720	Series 2016-16-DF (1 mo. Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap)	4.81%		02/16/2046	3,301,676
4,425,727	Series 2022-183-B	5.00%		04/20/2047	4,439,495
3,789,354	Series 2024-25-AF (30 day avg SOFR US + 0.51%, 0.51% Floor, 6.50% Cap)	5.20%		02/20/2049	3,594,824
	Total US Government and Agency Mortgage Backed Obligations (Cost $180,154,087)				177,946,274
US GOVERNMENT AND AGENCY OBLIGATIONS - 24.6%
40,000,000	United States Treasury Note/Bond	0.38%		01/31/2026	38,385,903
111,200,000	United States Treasury Note/Bond	0.75%		03/31/2026	106,529,076
68,700,000	United States Treasury Note/Bond	0.75%		05/31/2026	65,441,900
106,500,000	United States Treasury Note/Bond	0.63%		07/31/2026	100,664,097
123,500,000	United States Treasury Note/Bond	0.88%		09/30/2026	116,565,169
306,250,000	United States Treasury Note/Bond	0.63%		03/31/2027	282,793,825
345,900,000	United States Treasury Note/Bond	0.50%		06/30/2027	315,424,280
200,000,000	United States Treasury Note/Bond	0.75%		01/31/2028	179,738,414
315,000,000	United States Treasury Note/Bond	0.88%		11/15/2030	257,801,963
	Total US Government and Agency Obligations (Cost $1,479,862,601)				1,463,344,627

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
SHORT TERM INVESTMENTS - 2.6%
50,902,016	First American Government Obligations Fund - U	4.41	%(h)		50,902,016
50,902,016	JPMorgan US Government Money Market Fund - IM	4.44	%(h)		50,902,016
50,902,016	MSILF Government Portfolio - Institutional	4.42	%(h)		50,902,016
	Total Short Term Investments (Cost $152,706,048)				152,706,048
	Total Investments - 98.6% (Cost $6,025,824,986)				5,858,026,268
	Other Assets in Excess of Liabilities - 1.4%				81,169,123
	NET ASSETS - 100.0%				$5,939,195,391

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	24.6%
Non-Agency Commercial Mortgage Backed Obligations	14.7%
Collateralized Loan Obligations	13.5%
Non-Agency Residential Collateralized Mortgage Obligations	12.9%
US Corporate Bonds	10.6%
Foreign Corporate Bonds	7.3%
Asset Backed Obligations	7.3%
US Government and Agency Mortgage Backed Obligations	3.0%
Short Term Investments	2.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.3%
Bank Loans	0.8%
Other Assets and Liabilities	1.4%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	24.6%
Non-Agency Commercial Mortgage Backed Obligations	14.7%
Collateralized Loan Obligations	13.5%
Non-Agency Residential Collateralized Mortgage Obligations	12.9%
Asset Backed Obligations	7.3%
Banking	4.2%
US Government and Agency Mortgage Backed Obligations	3.0%
Short Term Investments	2.6%
Finance	2.0%
Utilities	1.8%
Energy	1.6%
Technology	1.1%
Transportation	0.9%
Automotive	0.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.7%
Mining	0.7%
Healthcare	0.7%
Insurance	0.6%
Pharmaceuticals	0.4%
Telecommunications	0.4%
Media	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Real Estate	0.3%
Consumer Products	0.3%
Building and Development (including Steel/Metals)	0.3%
Chemicals/Plastics	0.3%
Retailers (other than Food/Drug)	0.2%
Food Products	0.2%
Construction	0.2%
Diversified Manufacturing	0.2%
Industrial Equipment	0.2%

Aerospace & Defense	0.2%
Business Equipment and Services	0.2%
Commercial Services	0.1%
Conglomerates	0.1%
IT Services	0.1%
Beverage and Tobacco	0.1%
Chemical Products	0.1%
Containers and Glass Products	0.1%
Financials	0.1%
Food Service	0.0%	(i)
Pulp & Paper	0.0%	(i)
Other Assets and Liabilities	1.4%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2024, the value of these securities total $2,920,691,576 or 49.2% of the Fund’s net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)	Value determined using significant unobservable inputs.
(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)	Perpetual maturity. The date disclosed is the next call date of the security.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Interest only security
(h)	Seven-day yield as of period end.
(i)	Represents less than 0.05% of net assets.

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate

DoubleLine Floating Rate Fund	(Unaudited)

Schedule of Investments	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
BANK LOANS - 88.2%
AEROSPACE & DEFENSE - 1.9%
	Signia Aerospace LLC
431,538	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.40%	12/11/2031	432,350
353,077	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.40%	12/11/2031	353,741
	TransDigm, Inc.
1,791,934	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%)	6.83%	02/28/2031	1,797,023
	United Airlines, Inc.
670,486	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.63%	02/24/2031	673,540
AUTOMOTIVE - 0.9%
	Clarios Global LP
1,007,475	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%	05/06/2030	1,012,890
	Dexko Global, Inc.
509,845	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.34%	10/04/2028	483,275
				1,496,165
BEVERAGE AND TOBACCO - 0.7%
	Triton Water Holdings, Inc.
1,144,998	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	7.84%	03/31/2028	1,155,452
BUILDING AND DEVELOPMENT (INCLUDING STEEL/METALS) - 1.6%
	Cornerstone Building Brands, Inc.
412,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.75%	04/12/2028	395,072
64,838	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	8.90%	05/15/2031	62,629
	Cornerstone Generation LLC
825,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	7.65%	10/28/2031	833,250
	LBM Acquisition LLC
1,259,646	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.30%	06/06/2031	1,250,986
	MITER Brands Acquisition Holdco, Inc.
159,200	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%	03/28/2031	161,024
				2,702,961
BUSINESS EQUIPMENT AND SERVICES - 4.1%
	Camelot US Acquisition LLC
13,957	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.11%	01/31/2031	13,964
152,651	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.11%	01/31/2031	152,723
658,223	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.11%	01/31/2031	658,533
	CoreLogic, Inc.
261,107	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.19%	06/02/2028	258,286
	Deerfield Dakota Holding LLC
995,256	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	8.35%	04/09/2027	975,664
	Dun & Bradstreet Corp.
245,290	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.59%	01/18/2029	245,750
	EAB Global, Inc.
750,470	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.61%	08/16/2028	754,316

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Eisner Advisory Group LLC
644,014	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.36%		02/28/2031	652,180
	Element Materials Technology Group US Holdings, Inc.
642,870	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.08%		06/25/2029	647,894
	First Advantage Holdings LLC
972,609	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		10/31/2031	984,159
	Grant Thornton Advisors Holdings LLC
142,609	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	7.13%		05/30/2031	142,818
	Grant Thornton LLP/Chicago
488,775	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.82%		05/30/2031	489,493
	Ovg Business Services LLC
558,600	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%		06/25/2031	560,695
	Trans Union LLC
318,400	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%		06/24/2031	318,351
	VT Topco, Inc.
292,059	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.33%		08/12/2030	294,458
					7,149,284
CHEMICALS/PLASTICS - 4.1%
	Charter Next Generation, Inc.
400,121	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.75% Floor)	7.53%		12/02/2030	402,780
	Hexion Holdings Corp.
844,774	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.45%		03/15/2029	846,295
	INEOS US Finance LLC
1,612,815	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		02/19/2030	1,622,032
	Ineos US Finance T/L B
214,463	Senior Secured Term Loan	7.76	%(a)	02/07/2031	216,474
	INEOS US Petrochem LLC
873,400	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.71%		03/29/2029	881,042
400,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%		10/07/2031	404,500
	Nouryon Finance BV
149,079	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.66%		04/03/2028	150,430
563,089	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.66%		04/03/2028	568,194
	Olympus Water US Holding Corp.
959,782	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.10%		06/23/2031	963,981
	Polar US Borrower LLC
124,968	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.98%		10/15/2028	90,727
153	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.98%		10/15/2028	111
124,196	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.98%		10/15/2028	90,166
152	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.98%		10/15/2028	110
	Vantage Specialty Chemicals, Inc.
800,978	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.50% Floor)	9.11%		10/26/2026	793,969
					7,030,811
COMMERCIAL SERVICES - 3.5%
	Allied Universal Holdco LLC
1,302,296	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.21%		05/15/2028	1,308,169

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Ascend Learning LLC
429,148	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.96%	12/11/2028	432,000
415,665	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.96%	12/11/2028	418,427
285,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.75%, 0.50% Floor)	10.21%	12/10/2029	283,397
	Belron Finance LLC
498,750	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	7.27%	10/16/2031	504,129
	Cengage Learning, Inc.
144,073	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 1.00% Floor)	7.86%	11/24/2031	144,999
248,952	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 1.00% Floor)	8.01%	11/24/2031	250,553
	Frontdoor, Inc.
195,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.61%	12/19/2031	195,975
	Garda World Security Corp.
1,021,690	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	7.90%	02/01/2029	1,027,442
	Mister Car Wash Holdings, Inc.
154,613	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.09%	03/27/2031	155,537
	Nvent Thermal LLC
640,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	8.02%	09/12/2031	647,802
	Vestis Corp.
224,438	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.76%	02/24/2031	225,280
	Vortex Opco LLC
182,274	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.03%	12/17/2028	115,835
	Wand NewCo 3, Inc.
198,146	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%	01/30/2031	199,204
119,266	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%	01/30/2031	119,903
				6,028,652
CONSTRUCTION - 2.2%
	Amentum Holdings, Inc.
765,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.61%	09/29/2031	763,244
	Artera Services LLC
323,462	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	8.83%	02/10/2031	321,193
	Brand Industrial Services, Inc.
642,842	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.07%	08/01/2030	626,832
	Construction Partners, Inc.
600,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%)	6.84%	11/03/2031	604,128
	Quikrete Holdings, Inc.
392,990	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.61%	03/19/2029	393,236
124,063	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%	04/14/2031	124,147
	Tamko Building Products LLC
225,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%)	7.08%	09/20/2030	227,110
225,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%)	7.09%	09/20/2030	227,111
	Tecta America Corp.
556,422	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.75% Floor)	8.71%	04/10/2028	560,130
				3,847,131

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
CONSUMER PRODUCTS - 2.5%
	Energizer Holdings, Inc.
280,721	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		12/22/2027	281,818
	Hunter Douglas, Inc.
225,541	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.02%		02/26/2029	225,710
614,239	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.02%		02/26/2029	614,700
	Kronos Acquisition Holdings, Inc.
513,713	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.58%		07/08/2031	486,421
	Madison Safety & Flow LLC
309,225	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		09/26/2031	311,883
	SWF Holdings I FLSO T/L A2
352,799	Senior Secured Term Loan	8.48	%(a)	10/06/2028	317,519
	Tempur Sealy International, Inc.
2,060,000	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 2.50%, 0.00% Floor)	6.81%		10/24/2031	2,068,364
					4,306,415
CONSUMER STAPLES - 0.2%
	United Natural Foods, Inc.
333,325	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.44%		05/01/2031	339,408
CONTAINERS AND GLASS PRODUCTS - 3.3%
	Clydesdale Acquisition Holdings, Inc.
611,032	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.18%, 0.50% Floor)	7.53%		04/13/2029	612,942
	Graham Packaging Co., Inc.
923,118	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%		08/04/2027	926,455
	Klockner Pentaplast of America, Inc.
330,521	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.73%, 0.50% Floor)	9.72%		02/09/2026	303,253
	Pactiv Evergreen Group Holdings, Inc.
265,652	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%		09/25/2028	267,105
67,889	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%		09/25/2028	68,260
53,855	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%		09/25/2028	54,149
	Pregis TopCo LLC
981,777	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.36%		07/31/2026	989,405
	Pretium PKG Holdings, Inc.
386,326	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.60%, 1.00% Floor)	9.17%		10/02/2028	308,939
7,037	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.60%, 1.00% Floor)	9.17%		10/02/2028	5,627
4,658	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 1.00% Floor)	9.57%		10/02/2028	4,816
174,026	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 1.00% Floor)	9.57%		10/02/2028	179,901
155,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 6.75%, 0.50% Floor)	11.53%		10/01/2029	58,302
	TricorBraun Holdings, Inc.
713,410	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.72%		03/03/2028	713,788
	Trident TPI Holdings, Inc.
1,128,718	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.19%		09/18/2028	1,140,259
					5,633,201
ELECTRONICS/ELECTRIC - 15.7%
	Access CIG LLC
478,878	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.50% Floor)	9.59%		08/18/2028	484,136

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Applied Systems, Inc.
338,300	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.33%		02/24/2031	341,972
235,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.25%, 0.00% Floor)	9.85%		02/23/2032	242,176
	Astra Acquisition Corp.
404,876	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 8.88%, 0.75% Floor)	13.47%		10/25/2029	28,594
	Asurion LLC
692,272	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.72%		07/30/2027	691,569
135,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.94%		02/03/2028	132,252
113,444	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.71%		08/21/2028	113,688
500,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.72%		01/22/2029	484,100
418,847	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%		09/19/2030	418,324
	Boost Newco Borrower LLC
912,713	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.83%		01/31/2031	919,371
	Boxer Parent Co., Inc.
1,600,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.34%		07/30/2031	1,615,184
390,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.75%, 0.00% Floor)	10.34%		07/30/2032	384,801
	Castle US Holding Corp.
239,904	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.53%		01/29/2027	142,913
	Central Parent LLC
1,925,150	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.85%		07/06/2029	1,902,173
	Chariot Buyer LLC
382,260	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.71%		11/03/2028	385,009
	Cloud Software Group, Inc.
491,534	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	7.83%		03/29/2029	493,601
1,232	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.83%		03/29/2029	1,237
500,281	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.31%		03/24/2031	502,515
	Conservice Midco LLC
445,400	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	7.86%		05/13/2027	449,297
	Constant Contact, Inc.
684,611	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	8.92%		02/10/2028	615,294
	Cornerstone OnDemand, Inc.
521,035	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.22%		10/16/2028	460,074
	Cyborg Oldco DC Holdings, Inc.
239,168	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	7.30	%(b)(c)	05/01/2026	1,315
	Dcert Buyer, Inc.
358,516	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.36%		10/16/2026	345,324
183,653	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 7.00%, 0.00% Floor)	11.36%		02/16/2029	149,677
	DG Investment Intermediate Holdings 2, Inc.
808,725	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.22%		03/31/2028	818,329
150,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.75% Floor)	11.22%		03/29/2029	149,696
	Ellucian Holdings, Inc.
909,251	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%		10/29/2029	916,525

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
40,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.11%		11/22/2032	40,867
	Gainwell Acquisition Corp.
1,377,758	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	8.69%		10/01/2027	1,337,954
	Helios Software Holdings, Inc.
569,229	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.09%		07/15/2030	573,285
	ION Trading Finance T/L B
237,881	Senior Secured Term Loan	7.98	%(a)	04/03/2028	238,498
	McAfee Corp.
829,286	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.37%		03/01/2029	831,049
	MH Sub I LLC
630,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.25%)	8.76%		12/11/2031	625,470
	Mitchell International, Inc.
1,695,750	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.61%		06/17/2031	1,698,768
375,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.82%		06/17/2032	371,876
	Modena Buyer LLC
229,452	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	9.10%		07/01/2031	222,814
	Newfold Digital Holdings Group, Inc.
242,082	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.14%		02/10/2028	164,427
	Peraton Corp.
678,200	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.21%		02/01/2028	632,774
	Polaris Newco LLC
654,798	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	8.85%		06/05/2028	656,805
	Proofpoint, Inc.
1,047,768	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.36%		08/31/2028	1,054,060
	RealPage, Inc.
230,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.08%		04/24/2028	231,366
	Sabre GLBL, Inc.
49,417	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.97%		12/17/2027	48,182
86,899	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.97%		12/17/2027	84,727
120,824	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.00%, 0.00% Floor)	10.46%		11/15/2029	118,408
277,405	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.00%, 0.00% Floor)	10.46%		11/15/2029	276,711
	Sedgwick Claims Management Services, Inc.
847,875	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.59%		07/31/2031	854,035
	SS&C Technologies, Inc.
511,436	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		05/09/2031	513,354
	Travelport Finance Luxembourg Sarl
114,491	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.41%, 1.00% Floor)	11.32%		09/29/2028	107,514
344,799	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.41%, 1.00% Floor)	11.32%		09/29/2028	323,787
	UKG, Inc.
1,552,321	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.62%		02/10/2031	1,565,213
	Ultra Clean Holdings, Inc.
410,230	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		02/25/2028	414,078
	WEC US Holdings, Inc.
897,750	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.80%		01/27/2031	899,572
					27,074,740

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ENERGY - 3.6%
	BCP Renaissance Parent LLC
533,315	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.33%		10/31/2028	538,704
	Brazos Delaware II LLC
79,400	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	8.25%		02/11/2030	80,051
	Compass Power Generation LLC
947,960	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.11%		04/16/2029	957,439
	CPPIB OVM Member US LLC
284,288	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.58%		08/20/2031	286,509
	Delek US Holdings, Inc.
310,807	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.96%		11/19/2029	311,693
	Edgewater Generation LLC
380,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%		08/01/2030	385,837
	Freeport LNG Investments LLLP
505,500	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	7.84%		12/21/2028	508,540
	GIP II Blue Holding LP
205,015	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	8.11%		09/29/2028	206,723
	GIP Pilot Acquisition Partners LP
347,682	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.09%		10/04/2030	350,290
	Hamilton Projects Acquiror LLC
164,588	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.32%		05/30/2031	166,079
	Lightning Power LLC
553,613	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.74%		08/18/2031	560,610
	Oryx Midstream Services Permian Basin LLC
722,700	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.51%		10/05/2028	728,062
	Par Petroleum LLC
235,801	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.33%		02/28/2030	235,507
	Traverse Midstream Partners T/L B
244,144	Senior Secured First Lien Term Loan	7.56	%(a)	02/16/2028	245,771
	WaterBridge NDB Operating LLC
325,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%)	8.38%		05/10/2029	328,918
	WhiteWater DBR HoldCo LLC
314,213	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.63%		03/03/2031	316,470
					6,207,203
FINANCE - 3.6%
	Acrisure LLC
1,366,410	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.36%		11/06/2030	1,370,359
	Allspring Buyer LLC
998,221	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.44%		11/01/2030	1,001,091
	CPI Holdco B LLC
295,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	6.65%		05/19/2031	295,277
	Edelman Financial Engines Center LLC
335,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.61%		10/06/2028	338,456
	Edelman Financial Engines Center T/L
671,984	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%)	7.38%		04/07/2028	676,883
	Focus Financial Partners LLC
1,494,488	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		09/17/2031	1,510,083

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Hightower Holding LLC
1,049,725	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.07%	04/21/2028	1,056,721
				6,248,870
FINANCIAL INTERMEDIARIES - 0.1%
	Greystone Select Financial LLC
219,385	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.75% Floor)	9.88%	06/19/2028	218,836
FINANCIALS - 0.1%
	CPI Holdco B LLC
234,413	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%	05/19/2031	234,224
FOOD PRODUCTS - 1.4%
	Aspire Bakeries Holdings LLC
493,756	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%	12/23/2030	499,311
	CHG PPC Parent LLC
1,435,223	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.47%	12/08/2028	1,445,097
	Golden State Foods LLC
405,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.77%	12/04/2031	409,113
				2,353,521
HEALTHCARE - 9.7%
	ADMI Corp.
408,664	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.22%	12/23/2027	402,534
529,650	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	10.11%	12/23/2027	532,960
	AthenaHealth Group, Inc.
1,290,036	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.61%	02/15/2029	1,295,796
	Aveanna Healthcare LLC
662,232	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.36%	07/17/2028	657,805
173,481	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.00%, 0.50% Floor)	11.66%	12/10/2029	167,843
	Bausch + Lomb Corp.
1,136,469	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.69%	05/10/2027	1,142,202
276,500	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.33%	09/29/2028	278,315
	CHG Healthcare Services, Inc.
545,182	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.40%	09/29/2028	547,831
1,031,839	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.28%	09/29/2028	1,041,724
	CNT Holdings I Corp.
123,750	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.75% Floor)	8.09%	11/08/2027	124,713
	Cotiviti, Inc.
798,973	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.30%	04/30/2031	804,470
	FinThrive Software Intermediate Holdings, Inc.
300,265	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.50%	12/18/2028	202,334
	Fortrea Holdings, Inc.
44,463	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%, 0.50% Floor)	8.49%	07/01/2030	44,907
	LifePoint Health, Inc.
124,688	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 1.00% Floor)	7.96%	05/19/2031	125,116
1,149,151	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.41%	05/19/2031	1,154,662
	Medline Borrower LP
840,943	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	6.61%	10/23/2028	844,862

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Pacific Dental Services, Inc.
769,523	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.13%	03/17/2031	775,776
	Packaging Coordinators Midco, Inc.
992,513	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.75% Floor)	7.84%	11/30/2027	998,095
	Phoenix Newco, Inc.
1,445,848	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.36%	11/15/2028	1,457,595
	PointClickCare Technologies, Inc.
730,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.58%	11/03/2031	735,475
	Radiology Partners, Inc.
20,766	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.28%	01/31/2029	20,574
944,325	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.28%	01/31/2029	935,590
	Select Medical Corp.
380,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	6.53%	12/03/2031	381,740
	Sound Inpatient Physicians Holdings LLC
300,000	Senior Secured Term Loan (3 mo. Term SOFR + 6.75%, 0.00% Floor)	11.26%	06/29/2026	48,375
	Southern Veterinary Partners LLC
885,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.71%	12/04/2031	892,359
	Team Health Holdings, Inc.
500,084	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	9.84%	03/02/2027	484,894
	Zelis Payments Buyer, Inc.
600,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%	11/26/2031	602,874
				16,701,421
HOTELS/MOTELS/INNS AND CASINOS - 6.1%
	Alterra Mountain Co.
823,146	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.11%	08/17/2028	829,579
401,743	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%	05/31/2030	405,763
	Bally’s Corp.
760,784	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.14%	10/02/2028	721,418
	Caesars Entertainment, Inc.
645,125	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	6.61%	02/06/2031	647,341
	Carnival Corp.
61,449	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	7.11%	08/09/2027	61,977
468,988	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	7.11%	10/18/2028	472,946
	ClubCorp Holdings, Inc.
568,242	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	9.33%	09/18/2026	570,672
23,191	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	9.33%	09/18/2026	23,290
	Fertitta Entertainment LLC/NV
1,649,648	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%	01/29/2029	1,657,814
	GBT US III LLC
280,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.63%	07/28/2031	281,715
	Hilton Grand Vacations Borrower LLC
441,663	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.61%	01/17/2031	443,630
	Life Time, Inc.
425,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%)	7.03%	11/05/2031	427,231

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Motion Finco Sarl
331,384	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.83%		11/30/2029	328,415
	Ontario Gaming GTA LP
812,472	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.89%		08/01/2030	815,157
	Playa Resorts Holding BV
931,813	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.11%		01/05/2029	933,821
	Scientific Games Holdings LP
418,950	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.59%		04/04/2029	420,469
	Whatabrands LLC
941,627	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%		08/03/2028	945,021
	Wyndham Hotels & Resorts, Inc.
511,694	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%		05/28/2030	513,157
					10,499,416
INDUSTRIAL EQUIPMENT - 6.4%
	AI Aqua Merger Sub, Inc.
1,127,135	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.05%		07/31/2028	1,129,491
	BCPE Empire Holdings, Inc.
1,128,939	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%		12/26/2028	1,136,588
	Castlelake Aviation One LLC
898,872	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	6.86%		10/22/2026	901,906
570	Senior Secured First Lien Term Loan (3 mo. LIBOR US + 2.75%, 0.50% Floor)	8.42	%(d)	10/22/2026	572
	Columbus McKinnon Corp./NY
448,839	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	6.83%		05/15/2028	452,205
	Crosby US Acquisition Corp.
296,158	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.07%		08/16/2029	299,565
	Crown Equipment Corp.
600,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%)	6.94%		10/10/2031	604,875
	Cube A&D Buyer, Inc.
630,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.13%		10/20/2031	634,986
	Emrld Borrower LP
170,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%)	6.83%		08/04/2031	170,886
	Kodiak BP LLC
95,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.27%		12/04/2031	95,187
	Lasership T/L E
94,500	Senior Secured Term Loan	12.28	%(a)	08/10/2029	36,698
	Lummus Technology Holdings V LLC
727,548	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%)	7.36%		12/31/2029	734,030
	Madison IAQ LLC
1,008,311	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.75%, 0.50% Floor)	7.89%		06/21/2028	1,013,197
	Restaurant Technologies, Inc.
79,808	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%		04/02/2029	78,536
79,808	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%		04/02/2029	78,536
835,609	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%		04/02/2029	822,294
	Spin Holdco, Inc.
276,416	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	8.71%		03/06/2028	234,026

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Titan Acquisition Ltd./Canada
840,775	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.50%, 0.00% Floor)	8.78%		02/15/2029	848,922
	TK Elevator US Newco, Inc.
408,563	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	8.59%		04/30/2030	412,038
711,254	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	8.59%		04/30/2030	717,303
	Verde Purchaser LLC
199,499	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.10%		11/29/2030	200,371
	White Cap Supply Holdings LLC
525,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.82%		10/31/2029	526,662
					11,128,874
INSURANCE - 2.6%
	Alliant Holdings Intermediate LLC
801,915	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.11%		09/19/2031	804,970
	AssuredPartners, Inc.
977,837	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%		02/14/2031	981,044
	BroadStreet Partners, Inc.
58,879	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%		06/13/2031	59,149
575,200	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%		06/16/2031	577,840
	Cross Financial Corp.
534,559	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		10/31/2031	538,568
	OneDigital Borrower LLC
1,149,225	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.61%		07/02/2031	1,153,569
385,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.50% Floor)	9.61%		07/02/2032	384,159
					4,499,299
IT SERVICES - 0.5%
	Iron Mountain Information Management LLC
836,550	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		01/31/2031	837,596
MEDIA - 2.9%
	ABG Intermediate Holdings 2 LLC
69,665	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.59%		12/21/2028	70,024
	Acuris Finance US, Inc.
518,584	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.08%		02/16/2028	522,652
	Arches Buyer, Inc.
175,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.71%		12/06/2027	171,293
	CMG Media Corp.
190,538	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.93%		06/18/2029	171,865
	Crown Finance US, Inc.
515,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.80%		12/02/2031	515,886
	CSC Holdings LLC
705,738	Senior Secured First Lien Term Loan (1 Month Synthetic LIBOR + 2.50%, 0.00% Floor)	7.17	%(d)	04/15/2027	652,808
	Directv Financing LLC
408,875	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.75% Floor)	9.85%		08/02/2027	410,958
161,019	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 0.75% Floor)	10.10%		08/02/2029	158,415
	Gray Television, Inc.
430,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	7.67%		12/01/2028	398,477

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	NEP Group, Inc.
808,572	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25% + 1.50% PIK, 0.00% Floor)	8.12%		08/19/2026	741,056
42,803	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25% + 1.50% PIK, 0.00% Floor)	8.12%		08/19/2026	39,229
	UFC Holdings LLC
475,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.77%		11/21/2031	478,211
	United Talent Agency LLC
248,125	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.20%		07/07/2028	249,986
	Univision Communications, Inc.
508,195	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%		06/25/2029	511,214
					5,092,074
MINING - 0.2%
	Arsenal AIC Parent LLC
89,550	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		08/19/2030	90,423
	Foresight Energy LLC
383,552	Senior Secured First Lien Term Loan (3 mo. SOFR US + 8.00%, 1.50% Floor)	12.43	%(c)	06/30/2027	304,924
					395,347
PHARMACEUTICALS - 1.0%
	Curium Bidco Sarl
448,915	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.83%		07/31/2029	454,248
299,411	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.83%		07/31/2029	302,968
133,036	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.83%		07/31/2029	134,616
	Grifols Worldwide Operations USA, Inc.
407,948	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.74%		11/15/2027	406,954
	Perrigo Investments LLC
505,065	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		04/20/2029	507,464
					1,806,250
REAL ESTATE - 0.3%
	Starwood Property Mortgage T/L B
504,723	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%)	6.61%		11/18/2027	504,723
RETAILERS (OTHER THAN FOOD/DRUG) - 3.0%
	Apro LLC
618,450	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.27%		07/09/2031	625,278
	EG America LLC
496,241	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%		02/07/2028	500,479
	Great Outdoors Group LLC
959,951	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.22%		03/06/2028	966,431
	HomeServe USA Holding Corp.
332,488	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.37%		10/21/2030	333,194
	Michaels Cos., Inc.
199,662	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.75% Floor)	9.17%		04/17/2028	161,668
	PetSmart LLC
1,261,215	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.21%		02/14/2028	1,258,585
	Staples, Inc.
259,350	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.75%, 0.50% Floor)	10.18%		09/10/2029	248,531
	StubHub Holdco Sub LLC
642,028	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.11%		03/15/2030	644,436

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Upbound Group, Inc.
366,021	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	7.34%	02/17/2028	366,936
	Victra Holdings LLC
48,750	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.75% Floor)	9.61%	03/29/2029	49,451
				5,154,989
TECHNOLOGY - 0.8%
	CommScope T/L
0	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.50%, 0.00% Floor)	9.86%	12/18/2029	—
500,481	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.50%, 0.00% Floor)	9.86%	12/18/2029	485,723
	Sandisk Corp./DE
315,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	7.52%	02/09/2032	310,177
	Tiger Acquisition LLC
565,790	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.34%	06/01/2028	567,205
				1,363,105
TELECOMMUNICATIONS - 2.6%
	Altice France SA
715,614	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	10.16%	08/31/2028	576,606
	Connect Finco SARL
168,803	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%	12/11/2026	167,484
	Frontier Communications Holdings LLC
688,275	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.76%	07/01/2031	697,739
	Gogo Intermediate Holdings LLC
518,622	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.22%	04/28/2028	493,500
	Level 3 Financing, Inc.
132,180	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.56%, 2.00% Floor)	10.92%	04/16/2029	135,005
132,180	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.56%, 2.00% Floor)	11.13%	04/15/2030	134,939
	Lumen Technologies, Inc.
365,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.35%)	7.04%	04/16/2029	343,949
	Virgin Media Bristol LLC
1,120,000	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.18%, 0.00% Floor)	7.72%	03/31/2031	1,111,046
	Zayo Group Holdings, Inc.
473,773	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.47%	03/09/2027	444,773
	Ziggo Financing Partnership
470,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.01%	04/28/2028	468,620
				4,573,661
TRANSPORTATION - 1.4%
	Brown Group Holding LLC
224,823	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.12%	07/01/2031	225,930
623,364	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.12%	07/01/2031	626,434
	Kenan Advantage Group, Inc.
660,345	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%	01/25/2029	665,300
	WestJet Loyalty LP
977,613	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.58%	02/14/2031	982,852
				2,500,516
UTILITIES - 1.2%
	CQP Holdco LP
691,529	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	6.33%	12/31/2030	693,518

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Natgasoline LLC
814,784	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.00% Floor)	9.02%		11/14/2025	810,710
	WaterBridge Midstream Operating LLC
653,363	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	9.08%		06/27/2029	651,729
	Total Bank Loans (Cost $152,905,748)				152,496,756

COLLATERALIZED LOAN OBLIGATIONS - 2.9%
	Bridge Street CLO Ltd.
2,000,000	Series 2024-1A-A (3 mo. Term SOFR + 1.60%, 1.60% Floor)	6.22	%(e)	04/20/2037	2,016,967
	Crown City CLO
1,000,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.60%, 1.60% Floor)	6.22	%(e)	04/20/2037	1,004,500
	Katayma CLO Ltd.
2,000,000	Series 2023-1A-A1 (3 mo. Term SOFR + 2.00%, 2.00% Floor)	6.62	%(e)	10/20/2036	2,019,778
	Total Collateralized Loan Obligations (Cost $5,000,000)				5,041,245

FOREIGN CORPORATE BONDS - 0.2%
100,000	Bombardier, Inc.	7.00	%(e)	06/01/2032	101,851
100,000	Global Aircraft Leasing Co. Ltd.	8.75	%(e)	09/01/2027	102,114
100,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00	%(e)	02/15/2029	104,526
50,000	Kronos Acquisition Holdings, Inc.	8.25	%(e)	06/30/2031	47,742
	Total Foreign Corporate Bonds (Cost $358,599)				356,233

US CORPORATE BONDS - 3.9%
100,000	Allied Universal Holdco LLC	7.88	%(e)	02/15/2031	102,333
2,000,000	American Express Co. (SOFR + 1.00%)	5.53%		02/16/2028	2,011,439
100,000	AthenaHealth Group, Inc.	6.50	%(e)	02/15/2030	95,134
100,000	Builders FirstSource, Inc.	6.38	%(e)	03/01/2034	98,819
130,000	Caesars Entertainment, Inc.	6.00	%(e)	10/15/2032	125,464
1,000,000	Carnival Corp.	4.00	%(e)	08/01/2028	948,471
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75	%(e)	03/01/2030	45,716
2,000,000	Charles Schwab Corp. (SOFR + 1.05%)	5.56%		03/03/2027	2,022,551
50,000	Frontier Communications Holdings LLC	6.75	%(e)	05/01/2029	50,292
50,000	Level 3 Financing, Inc.	10.50	%(e)	04/15/2029	55,970
100,000	LifePoint Health, Inc.	10.00	%(e)	06/01/2032	101,800
100,000	Madison IAQ LLC	5.88	%(e)	06/30/2029	94,533
100,000	Medline Borrower LP	5.25	%(e)	10/01/2029	96,601
100,000	Nationstar Mortgage Holdings, Inc.	5.75	%(e)	11/15/2031	95,687
100,000	OneMain Finance Corp.	7.50%		05/15/2031	102,744
100,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.	6.63	%(e)	03/01/2030	95,779
138,000	Six Flags Theme Parks, Inc.	7.00	%(e)	07/01/2025	138,334
100,000	SM Energy Co.	7.00	%(e)	08/01/2032	98,690
50,000	United Natural Foods, Inc.	6.75	%(e)	10/15/2028	49,329
50,000	Univision Communications, Inc.	7.38	%(e)	06/30/2030	47,897
100,000	Vistra Operations Co. LLC	6.88	%(e)	04/15/2032	102,487
100,000	WR Grace Holdings LLC	5.63	%(e)	08/15/2029	92,083
100,000	XHR LP	4.88	%(e)	06/01/2029	94,422
	Total US Corporate Bonds (Cost $6,714,301)				6,766,575

COMMON STOCKS - 0.1%
22,003	Flame Aggregator - Series R(c)(f)				92,853
2,186	Flame Aggregator - Series U(c)(f)				9,225
	Total Common Stocks (Cost $49,603)				102,078

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
SHORT TERM INVESTMENTS - 3.8%
2,187,559	First American Government Obligations Fund - U	4.41	%(g)		2,187,559
2,187,558	JPMorgan US Government Money Market Fund - IM	4.44	%(g)		2,187,558
2,187,559	MSILF Government Portfolio - Institutional	4.42	%(g)		2,187,559
	Total Short Term Investments (Cost $6,562,676)				6,562,676
	Total Investments - 99.1% (Cost $171,590,927)				171,325,563
	Other Assets in Excess of Liabilities - 0.9%				1,490,960
	NET ASSETS - 100.0%				$172,816,523

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Bank Loans	88.2%
US Corporate Bonds	3.9%
Short Term Investments	3.8%
Collateralized Loan Obligations	2.9%
Foreign Corporate Bonds	0.2%
Common Stocks	0.1%
Other Assets and Liabilities	0.9%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Electronics/Electric	15.7%
Healthcare	9.8%
Industrial Equipment	6.5%
Hotels/Motels/Inns and Casinos	6.2%
Finance	5.0%
Business Equipment and Services	4.1%
Chemicals/Plastics	4.1%
Short Term Investments	3.8%
Energy	3.6%
Commercial Services	3.5%
Containers and Glass Products	3.2%
Media	3.0%
Retailers (other than Food/Drug)	3.0%
Collateralized Loan Obligations	2.9%
Telecommunications	2.7%
Insurance	2.6%
Consumer Products	2.5%
Construction	2.3%
Aerospace & Defense	1.9%
Building and Development (including Steel/Metals)	1.6%
Transportation	1.5%
Food Products	1.4%
Utilities	1.3%
Banking	1.2%
Pharmaceuticals	1.1%
Automotive	0.9%
Technology	0.8%
Beverage and Tobacco	0.7%
Leisure	0.6%
IT Services	0.5%
Real Estate	0.3%
Mining	0.3%
Consumer Staples	0.2%
Financials	0.1%
Financial Intermediaries	0.1%
Diversified Manufacturing	0.1%
Other Assets and Liabilities	0.9%
Net Assets	100.0%

(a)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(b)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(c)	Value determined using significant unobservable inputs.
(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2024, the value of these securities total $8,027,319 or 4.6% of the Fund’s net assets.
(f)	Non-income producing security.
(g)	Seven-day yield as of period end.

LIBOR	London Interbank Offered Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

DoubleLine Shiller Enhanced CAPE®	(Unaudited)

Schedule of Investments	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 6.9%
	ACHV Trust
4,253,789	Series 2024-2PL-B	5.43	%(a)	10/27/2031	4,262,723
4,079,296	Series 2024-3AL-A	5.01	%(a)	12/26/2031	4,082,223
	Affirm, Inc.
4,550,000	Series 2023-A-B	7.18	%(a)	01/18/2028	4,553,326
1,528,804	Series 2023-X1-A	7.11	%(a)	11/15/2028	1,532,627
3,750,000	Series 2024-A-A	5.61	%(a)	02/15/2029	3,778,791
5,100,000	Series 2024-B-B	4.88	%(a)	09/15/2029	5,048,616
2,479,614	Series 2024-X1-A	6.27	%(a)	05/15/2029	2,488,179
	Aligned Data Centers Issuer LLC
6,000,000	Series 2021-1A-A2	1.94	%(a)	08/15/2046	5,705,950
	Amur Equipment Finance Receivables LLC
4,000,000	Series 2021-1A-D	2.30	%(a)	11/22/2027	3,993,774
	AVANT Loans Funding Trust
7,250,000	Series 2024-REV1-A	5.92	%(a)	10/15/2033	7,328,620
	Bridgecrest Lending Auto Securitization Trust
559,155	Series 2024-1-A2	5.82%		09/15/2026	559,337
3,648,532	Series 2024-2-A2	5.78%		02/16/2027	3,655,343
	CAI International, Inc.
4,626,406	Series 2020-1A-A	2.22	%(a)	09/25/2045	4,296,596
	Carvana Auto Receivables Trust
3,756,958	Series 2024-N1-A2	5.76	%(a)	04/12/2027	3,767,405
3,100,295	Series 2024-P1-A2	5.50	%(a)	08/10/2027	3,108,864
8,000,000	Series 2024-P3-A4	4.31%		09/10/2030	7,843,754
	Castlelake Aircraft Securitization Trust
2,510,209	Series 2019-1A-A	3.97	%(a)	04/15/2039	2,403,673
	College Avenue Student Loans LLC
578,152	Series 2017-A-B	4.50	%(a)	11/26/2046	548,357
	Compass Datacenters LLC
8,585,000	Series 2024-1A-A1	5.25	%(a)	02/25/2049	8,548,287
	Diamond Resorts Owner Trust
1,092,411	Series 2021-1A-C	2.70	%(a)	11/21/2033	1,067,959
	DigitalBridge Group, Inc.
5,000,000	Series 2023-1A-A2A	5.00	%(a)	09/15/2048	4,924,789
	Exeter Automobile Receivables Trust
1,551,587	Series 2021-1A-D	1.08%		11/16/2026	1,536,429
10,000,000	Series 2021-1A-E	2.21	%(a)	02/15/2028	9,802,259
5,189,000	Series 2024-5A-A3	4.45%		03/15/2028	5,180,623
	General Motors Financial Co., Inc.
283,727	Series 2021-2-B	0.69%		01/19/2027	283,190
	Global Sea Containers Two SRL
2,630,369	Series 2020-1A-A	2.17	%(a)	10/17/2040	2,479,135
	GLS Auto Receivables Trust
2,775,576	Series 2023-4A-A2	6.40	%(a)	12/15/2026	2,781,597
	GreenSky Home Improvement Issuer Trust
6,200,000	Series 2024-2-B	5.26	%(a)	10/27/2059	6,187,605
	HERO Funding Trust
638,244	Series 2016-1A-A	4.05	%(a)	09/20/2041	594,777
	Horizon Aircraft Finance Ltd.
12,279,296	Series 2019-2-A	3.43	%(a)	11/15/2039	11,508,856
	Jack in the Box, Inc.
4,345,688	Series 2019-1A-A2II	4.48	%(a)	08/25/2049	4,264,604
	Jimmy Johns LLC
11,191,875	Series 2017-1A-A2II	4.85	%(a)	07/30/2047	10,977,459
	Laurel Road Prime Student Loan Trust
515,396	Series 2017-B-CFX	3.61	%(a)	08/25/2042	507,699
	Lendbuzz Securitization Trust
2,135,622	Series 2022-1A-A	4.22	%(a)	05/17/2027	2,127,139

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,000,000	Series 2024-3A-A2	4.97	%(a)	10/15/2029	3,000,666
	Loanpal Solar Loan Ltd.
6,113,749	Series 2020-3GS-A	2.47	%(a)	12/20/2047	4,857,653
3,814,465	Series 2021-1GS-A	2.29	%(a)	01/20/2048	3,019,031
	Mosaic Solar Loans LLC
516,622	Series 2017-1A-A	4.45	%(a)	06/20/2042	503,067
4,337,750	Series 2020-2A-B	2.21	%(a)	08/20/2046	3,483,614
	Navient Student Loan Trust
2,820,706	Series 2018-A-B	3.68	%(a)	02/18/2042	2,755,415
6,002,409	Series 2022-A-A	2.23	%(a)	07/15/2070	5,389,931
	Pagaya AI Debt Selection Trust
1,014,173	Series 2021-2-NOTE	3.00	%(a)	01/25/2029	1,002,150
6,213,172	Series 2021-5-C	3.93	%(a)	08/15/2029	6,038,416
7,170,371	Series 2022-1-B	3.34	%(a)	10/15/2029	7,155,241
	Prosper Marketplace Issuance Trust
179,897	Series 2023-1A-A	7.06	%(a)	07/16/2029	180,314
2,300,000	Series 2023-1A-B	7.48	%(a)	07/16/2029	2,320,747
	Purewest Funding LLC
4,253,225	Series 2021-1-A1	4.09	%(a)	12/22/2036	4,180,697
	Santander Drive Auto Receivables LLC
448,347	Series 2020-4-D	1.48%		01/15/2027	447,390
	Sapphire Aviation Finance Ltd.
13,065,898	Series 2020-1A-A	3.23	%(a)	03/15/2040	12,342,453
	Sierra Timeshare Conduit Receivables Funding LLC
855,925	Series 2021-2A-C	1.95	%(a)	09/20/2038	823,372
	Slam Ltd.
6,323,213	Series 2024-1A-A	5.34	%(a)	09/15/2049	6,202,465
	SOFI Alternative Trust
2,447,795	Series 2021-1-PT1	9.72	%(a)(b)	05/25/2030	2,429,405
3,164,401	Series 2021-2-A	1.25	%(a)	08/15/2030	3,117,014
5,942,176	Series 2021-3-A	1.50	%(a)	11/15/2030	5,854,392
	Start/Bermuda
1,768,823	Series 2018-1-A	4.09	%(a)	05/15/2043	1,754,294
	Taco Bell Corp.
5,895,000	Series 2021-1A-A2I	1.95	%(a)	08/25/2051	5,511,618
	TAL Advantage LLC
2,547,250	Series 2020-1A-A	2.05	%(a)	09/20/2045	2,369,437
	Tesla Sustainable Energy Trust
12,000,000	Series 2024-1A-A2	5.08	%(a)	06/21/2050	11,997,584
	Thunderbolt Aircraft Lease
6,769,531	Series 2018-A-A	4.15	%(a)(c)	09/15/2038	6,563,507
	TIF Funding LLC
2,644,469	Series 2021-1A-A	1.65	%(a)	02/20/2046	2,341,449
	United Airlines Pass Through Trust
7,909,926	Series 2020-1-A	5.88%		10/15/2027	8,085,454
	Upgrade Master Pass-Thru Trust
613,856	Series 2021-PT3-A	16.43	%(a)(b)	07/15/2027	569,066
	Upstart Pass-Through Trust Series
213,574	Series 2020-ST5-A	3.00	%(a)	12/20/2026	212,223
494,220	Series 2020-ST6-A	3.00	%(a)	01/20/2027	490,265
324,900	Series 2021-ST3-A	2.00	%(a)	05/20/2027	320,857
	Westlake Automobile Receivables Trust
4,984,449	Series 2023-4A-A2	6.23	%(a)	01/15/2027	5,005,640
	Willis Lease Finance Corp.
5,623,077	Series 2020-A-A	3.23	%(a)	03/15/2045	5,297,641
	Total Asset Backed Obligations (Cost $274,891,216)				267,353,033
BANK LOANS - 2.6%
	1011778 BC ULC
3,725,563	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%		09/23/2030	3,712,375

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Ali Group North America Corp.
6,130,679	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.47%		07/23/2029	6,155,386
	APi Group DE, Inc.
2,062,114	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		01/03/2029	2,065,125
	Aramark Services, Inc.
694,713	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.22%		01/15/2027	696,018
379,225	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		06/24/2030	381,880
	Asplundh Tree Expert LLC
2,149,279	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.21%		09/07/2027	2,155,609
	Avantor Funding, Inc.
308,492	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	6.46%		11/08/2027	310,678
	Axalta Coating Systems US Holdings, Inc.
798,731	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.75%, 0.00% Floor)	6.08%		12/20/2029	801,890
	Burlington Coat Factory Warehouse Corp.
2,152,582	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%		09/19/2031	2,161,558
	Calpine Corp.
2,480,886	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%		01/31/2031	2,476,519
	Connect Finco SARL
126,176	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%		12/11/2026	125,191
	Corpay Technologies Operating Co. LLC
2,150,028	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%		04/28/2028	2,150,404
	CPI Holdco B LLC
294,263	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		05/19/2031	294,026
	Cyborg Oldco DC Holdings, Inc.
333,309	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	7.30	%(d)(e)	05/01/2026	1,833
	Delta 2 Lux Sarl
800,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	6.33%		09/19/2031	803,100
400,000	Senior Secured Term Loan (3 mo. Term SOFR + 2.00%)	6.35%		09/19/2031	401,550
	Dynasty Acquisition Co., Inc.
264,533	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%)	6.61%		10/31/2031	266,083
695,467	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.61%		10/31/2031	699,542
	Element Solutions, Inc.
2,144,770	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%		12/18/2030	2,151,086
	Energizer Holdings, Inc.
2,064,208	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		12/22/2027	2,072,279
	Froneri US, Inc.
622,044	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		09/29/2031	623,378
1,214,105	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		09/29/2031	1,216,709
322,882	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		09/29/2031	323,575
	Gen Digital, Inc.
2,146,835	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.50% Floor)	6.11%		09/12/2029	2,142,659
	Go Daddy Operating T/L B8
2,151,334	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.15%		11/09/2029	2,151,334
	HB Fuller Co.
2,146,023	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	6.36%		02/15/2030	2,163,471

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Hilton Domestic Operating Co., Inc.
2,147,934	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.09%	11/08/2030	2,161,370
	Iron Mountain Information Management LLC
6,545,904	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%	01/31/2031	6,554,087
	Lamar Media Corp.
4,879,350	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.50%, 0.00% Floor)	5.96%	02/08/2027	4,871,202
	Marriott Ownership Resorts, Inc.
1,544,961	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.61%	04/01/2031	1,546,892
	NRG Energy, Inc.
2,140,728	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.75%, 0.00% Floor)	6.35%	04/16/2031	2,145,823
	Resideo Funding, Inc.
855,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.15%	02/14/2028	858,475
1,024,850	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%	06/13/2031	1,029,339
	Reynolds Consumer Products LLC
2,152,729	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.21%	02/04/2027	2,162,728
	Six Flags Entertainment Corp.
1,582,050	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%	05/01/2031	1,588,971
	SS&C Technologies, Inc.
2,129,849	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%	05/09/2031	2,137,837
	Standard Industries, Inc./NY
1,543,811	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.50% Floor)	6.11%	09/22/2028	1,549,516
	Stars Group Holdings BV (Amaya/Flutter) T/L 1L B
6,043,342	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.75%)	6.08%	11/25/2030	6,037,691
	Tempur Sealy International, Inc.
2,670,000	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 2.50%, 0.00% Floor)	6.81%	10/24/2031	2,680,840
	Trans Union LLC
1,119,444	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.21%	11/16/2026	1,121,722
5,766,025	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%	06/24/2031	5,765,131
1,400,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	6.20%	06/24/2031	1,399,741
	Vestis Corp.
939,313	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.76%	02/24/2031	942,840
	Vistra Operations Co. LLC
6,247,838	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%	12/20/2030	6,269,143
	Walker & Dunlop, Inc.
2,143,700	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	6.71%	12/18/2028	2,151,739
	WMG Acquisition Corp.
4,540,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.75%, 0.00% Floor)	6.34%	01/24/2031	4,541,135
	Wyndham Hotels & Resorts, Inc.
2,139,282	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%	05/28/2030	2,145,400
	Ziggo Financing Partnership
235,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.01%	04/28/2028	234,310
	Total Bank Loans (Cost $98,159,426)			98,399,190

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
COLLATERALIZED LOAN OBLIGATIONS - 13.4%
	Allegro CLO Ltd.
10,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	6.78	%(a)	07/24/2037	10,083,594
	Anchorage Capital CLO Ltd.
23,000,000	Series 2021-19A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.13	%(a)	10/15/2034	23,011,590
	Atlas Senior Loan Fund Ltd.
2,000,000	Series 2018-11A-B (3 mo. Term SOFR + 1.91%, 0.00% Floor)	6.53	%(a)	07/26/2031	2,002,583
	Battalion CLO Ltd.
29,500,000	Series 2017-11A-AR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.05	%(a)	04/24/2034	29,558,882
10,000,000	Series 2021-20A-A (3 mo. Term SOFR + 1.44%, 1.18% Floor)	6.10	%(a)	07/15/2034	10,010,108
10,000,000	Series 2022-23A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	6.08	%(a)	10/15/2037	10,040,045
	Benefit Street Partners CLO Ltd.
6,500,000	Series 2024-37A-A (3 mo. Term SOFR + 1.35%, 1.35% Floor)	5.70	%(a)	01/25/2038	6,500,430
	Bridge Street CLO Ltd.
6,000,000	Series 2020-1A-A1R (3 mo. Term SOFR + 1.55%, 1.55% Floor)	6.17	%(a)	07/20/2037	6,055,837
10,500,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.49%, 1.23% Floor)	6.11	%(a)	07/20/2034	10,517,828
	Carlyle Global Market Strategies
10,000,000	Series 2022-2A-A1R (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.92	%(a)	01/20/2038	10,056,610
	CarVal CLO
4,000,000	Series 2024-2A-A (3 mo. Term SOFR + 1.46%, 1.46% Floor)	6.75	%(a)	07/20/2037	4,016,355
	CBAM Ltd.
10,000,000	Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.77	%(a)	01/20/2038	10,000,000
4,500,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	6.10	%(a)	07/17/2034	4,508,619
	Cedar Funding Ltd.
10,000,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	6.04	%(a)	07/20/2037	10,032,129
	CFIP CLO Ltd.
10,350,000	Series 2017-1A-AR (3 mo. Term SOFR + 1.49%, 1.23% Floor)	6.12	%(a)	10/18/2034	10,370,215
	Halcyon Loan Advisors Funding Ltd.
44,409	Series 2013-2A-D (3 mo. Term SOFR + 4.06%, 0.00% Floor)	8.63	%(a)	08/01/2025	20,966
	Jamestown CLO Ltd.
15,000,000	Series 2016-9A-A1RR (3 mo. Term SOFR + 1.50%, 1.24% Floor)	6.13	%(a)	07/25/2034	15,009,109
	LCM LP
5,424,376	Series 17A-A2RR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.07	%(a)	10/15/2031	5,469,639
	Magnetite CLO Ltd.
20,000,000	Series 2024-42A-A1 (3 mo. Term SOFR + 1.31%, 1.31% Floor)	5.62	%(a)	01/25/2038	20,083,194
	Marble Point CLO
29,500,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	6.06	%(a)	07/20/2037	29,603,288
25,000,000	Series 2021-2A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.09	%(a)	07/25/2034	25,050,920
23,000,000	Series 2021-3A-A1 (3 mo. Term SOFR + 1.50%, 1.24% Floor)	6.15	%(a)	10/17/2034	23,039,049
	MP CLO Ltd.
10,000,000	Series 2015-2A-ARR (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.08	%(a)	04/28/2034	10,021,087
	Nassau Global Credit LLC
9,941,596	Series 2018-IA-A (3 mo. Term SOFR + 1.41%, 0.00% Floor)	6.07	%(a)	07/15/2031	9,952,379
	OCP CLO Ltd.
20,000,000	Series 2017-14A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	6.11	%(a)	07/20/2037	20,120,472
9,000,000	Series 2020-18A-A1R2 (3 mo. Term SOFR + 1.37%, 1.37% Floor)	6.60	%(a)	07/20/2037	9,058,292
	Octagon Investment Partners Ltd.
27,500,000	Series 2019-4A-A1RR (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.92	%(a)	08/12/2037	27,596,277
	OHA Credit Funding
13,500,000	Series 2023-14A-A (3 mo. Term SOFR + 1.75%, 1.75% Floor)	6.37	%(a)	04/20/2036	13,555,528
	Sound Point CLO Ltd.
25,000,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.09	%(a)	07/15/2034	25,039,977
20,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	6.05	%(a)	07/20/2034	20,038,530
5,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.96	%(a)	04/25/2034	5,009,639

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
10,000,000	Series 2024-40A-A1 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.98	%(a)	10/20/2037	10,022,811
	Steele Creek CLO Ltd.
11,000,000	Series 2019-1A-BR (3 mo. Term SOFR + 2.06%, 1.80% Floor)	6.72	%(a)	04/15/2032	11,036,243
16,394,026	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.09	%(a)	07/15/2032	16,419,166
9,000,000	Series 2019-2A-BR (3 mo. Term SOFR + 2.11%, 1.85% Floor)	6.77	%(a)	07/15/2032	9,022,627
	Trimaran CAVU LLC
20,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.10	%(a)	01/18/2035	20,040,834
	Wellfleet CLO Ltd.
15,990,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.14	%(a)	07/15/2034	15,998,715
10,000,000	Series 2022-1A-A1RN (3 mo. Term SOFR + 1.42%, 1.42% Floor)	6.08	%(a)	07/15/2037	10,012,014
	Wind River CLO Ltd.
10,000,000	Series 2021-4A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.05	%(a)	01/20/2035	10,019,196
	Total Collateralized Loan Obligations (Cost $516,706,750)				518,004,777
FOREIGN CORPORATE BONDS - 4.0%
415,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	341,960
1,000,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	904,357
600,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	551,828
3,309,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.45%		04/15/2027	3,412,680
1,535,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.75%		06/06/2028	1,564,632
835,000	Aker BP ASA	5.60	%(a)	06/13/2028	846,801
1,239,579	AL Candelaria Spain SA	7.50%		12/15/2028	1,224,979
508,000	Algonquin Power & Utilities Corp.	5.37	%(c)	06/15/2026	510,858
3,585,000	Avolon Holdings Funding Ltd.	2.13	%(a)	02/21/2026	3,469,241
4,150,000	BAE Systems PLC	5.00	%(a)	03/26/2027	4,169,284
500,000	Banco Bilbao Vizcaya Argentaria Colombia SA	4.88%		04/21/2025	498,867
1,700,000	Banco Continental SAECA	2.75	%(a)	12/10/2025	1,644,786
1,200,000	Banco de Bogota SA	6.25%		05/12/2026	1,200,627
2,000,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25	%(a)	09/30/2031	1,896,451
200,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	189,645
1,500,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	1,472,250
1,800,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%		07/08/2030	1,777,760
1,800,000	Banco Santander SA (1 yr. CMT Rate + 0.95%)	5.37%		07/15/2028	1,812,878
1,130,000	Bank of Ireland Group PLC (SOFR + 1.62%)	5.60	%(a)	03/20/2030	1,141,229
3,280,000	Bank of Montreal (SOFR + 1.25%)	4.64%		09/10/2030	3,217,312
2,290,000	Barclays PLC (SOFR + 1.34%)	4.84%		09/10/2028	2,276,724
145,000	BAT Capital Corp.	4.91%		04/02/2030	143,295
1,485,000	BAT International Finance PLC	1.67%		03/25/2026	1,429,398
1,800,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	1,709,413
1,705,000	BMW US Capital LLC (SOFR + 0.62%)	5.16	%(a)	08/11/2025	1,708,803
145,000	BMW US Capital LLC	4.65	%(a)	08/13/2029	142,407
3,505,000	BPCE SA	2.38	%(a)	01/14/2025	3,502,138
3,131,000	CaixaBank SA (SOFR + 2.70%)	6.21	%(a)	01/18/2029	3,209,196
200,000	Camposol SA	6.00%		02/03/2027	192,353
1,942,000	Canadian Imperial Bank of Commerce	3.95%		08/04/2025	1,934,853
1,800,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13	%(f)	06/08/2026	1,764,637
300,000	Cencosud SA	4.38%		07/17/2027	293,343
2,569,049	Chile Electricity PEC SpA	0.00	%(a)	01/25/2028	2,165,708
1,000,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	999,925

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,307,000	Commonwealth Bank of Australia (SOFR + 0.40%)	5.08	%(a)	07/07/2025	3,309,858
1,700,000	Cosan Luxembourg SA	7.00%		01/20/2027	1,696,745
2,248,000	Credit Agricole SA (SOFR + 1.21%)	4.63	%(a)	09/11/2028	2,220,989
250,000	Credit Agricole SA (SOFR + 1.21%)	5.70	%(a)	09/11/2028	251,695
7,850,000	Danske Bank AS (1 yr. CMT Rate + 2.10%)	6.47	%(a)	01/09/2026	7,851,714
2,150,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	2,070,055
280,258	Digicel Group Holdings Ltd.	0.00	%(a)(e)	12/31/2030	49,787
1,635	Digicel Group Holdings Ltd.	0.00	%(a)(e)	12/31/2030	1,630
199,263	Digicel Group Holdings Ltd.	0.00	%(a)(e)	12/31/2030	4,599
3,062,000	Element Fleet Management Corp.	6.32	%(a)	12/04/2028	3,192,775
511,819	Empresa Electrica Angamos SA	4.88%		05/25/2029	465,264
1,307,300	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	1,266,466
1,500,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	1,341,862
1,607,000	Enel Finance International NV	5.13	%(a)	06/26/2029	1,606,074
400,000	Energuate Trust	5.88%		05/03/2027	391,732
237,647	Fenix Power Peru SA	4.32%		09/20/2027	231,263
950,000	Freeport Indonesia PT	4.76	%(a)	04/14/2027	941,839
1,300,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	1,265,732
298,000	Freeport-McMoRan, Inc.	4.25%		03/01/2030	283,447
241,190	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	229,150
3,214,000	Glencore Funding LLC	4.00	%(a)	04/16/2025	3,205,972
2,680,000	Glencore Funding LLC (SOFR + 1.06%)	5.75	%(a)	04/04/2027	2,690,211
1,500,000	Global Bank Corp. (3 mo. LIBOR US + 3.30%)	5.25	%(g)	04/16/2029	1,412,670
500,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%		05/15/2029	506,653
1,000,000	Grupo de Inversiones Suramericana SA	5.50%		04/29/2026	988,311
1,517,435	Guara Norte Sarl	5.20%		06/15/2034	1,386,285
1,310,000	Holcim Finance US LLC	3.50	%(a)	09/22/2026	1,281,033
200,000	HSBC Holdings PLC (SOFR + 3.03%)	7.34%		11/03/2026	203,928
200,000	HSBC Holdings PLC (SOFR + 1.04%)	5.57%		11/19/2028	201,141
282,400	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38	%(a)	06/01/2028	284,389
650,000	InRetail Shopping Malls	5.75%		04/03/2028	643,672
750,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	717,942
113,017	Interoceanica IV Finance Ltd. Series 2007	0.00	%(e)	11/30/2025	108,779
35,034	Invepar Holdings	0.00	%(d)(e)	12/30/2028	—
590,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	532,784
1,700,000	KUO SAB De CV	5.75%		07/07/2027	1,653,334
183,000	LYB Finance Co. BV	8.10	%(a)	03/15/2027	193,225
3,477,000	Marex Group PLC	6.40%		11/04/2029	3,513,810
900,000	Medco Oak Tree Pte Ltd.	7.38%		05/14/2026	917,016
400,000	MEGlobal Canada ULC	5.00%		05/18/2025	399,364
400,000	MEGlobal Canada ULC	5.00	%(a)	05/18/2025	399,364
495,000	Mercedes-Benz Finance North America LLC	4.75	%(a)	08/01/2027	494,371
920,000	Mercedes-Benz Finance North America LLC	5.25	%(a)	11/29/2027	928,131
990,000	Mercedes-Benz Finance North America LLC	3.75	%(a)	02/22/2028	955,240
1,790,436	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	1,736,007
2,160,000	Millicom International Cellular SA	5.13%		01/15/2028	2,083,003
900,000	Minerva Luxembourg SA	5.88%		01/19/2028	886,813
4,245,000	Mitsubishi UFJ Financial Group, Inc.	3.78%		03/02/2025	4,236,547
1,715,000	Mizuho Financial Group, Inc. (SOFR + 0.96%)	5.49%		05/22/2026	1,719,196
571,838	Mong Duong Finance Holdings BV	5.13%		05/07/2029	550,067
1,278,570	MV24 Capital BV	6.75%		06/01/2034	1,213,514
540,000	National Bank of Canada	4.50%		10/10/2029	525,382
250,000	Nationwide Building Society (SOFR + 1.91%)	6.56	%(a)	10/18/2027	256,609

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,288,000	NatWest Group PLC (1 yr. CMT Rate + 1.22%)	4.96%		08/15/2030	3,239,956
1,000,000	NBM US Holdings, Inc.	7.00%		05/14/2026	1,000,960
1,000,000	Network i2i Ltd. (5 yr. CMT Rate + 4.27%)	5.65	%(f)	01/15/2025	1,002,352
1,650,000	Nexa Resources SA	5.38%		05/04/2027	1,634,749
2,410,000	Nutrien Ltd.	4.90%		03/27/2028	2,410,058
1,000,000	Orazul Energy Peru SA	5.63%		04/28/2027	975,520
1,300,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%		09/10/2030	1,269,870
1,295,493	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	1,287,876
1,725,000	Royal Bank of Canada (SOFR + 0.53%)	5.15%		01/20/2026	1,727,943
1,626,000	South Bow USA Infrastructure Holdings LLC	4.91	%(a)	09/01/2027	1,621,058
1,200,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	1,190,514
507,000	TransCanada PipeLines Ltd.	4.88%		01/15/2026	507,135
910,000	UBS Group AG (1 yr. CMT Rate + 1.60%)	6.33	%(a)	12/22/2027	933,912
1,500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	1,442,339
3,258,000	Videotron Ltd.	5.13	%(a)	04/15/2027	3,253,317
330,000	Volkswagen Group of America Finance LLC	6.00	%(a)	11/16/2026	335,302
2,840,000	Volkswagen Group of America Finance LLC	4.35	%(a)	06/08/2027	2,782,968
7,110,000	Volkswagen Group of America Finance LLC	5.25	%(a)	03/22/2029	7,036,359
2,520,000	Westpac Banking Corp. (SOFR + 0.72%)	5.25%		11/17/2025	2,528,411
	Total Foreign Corporate Bonds (Cost $155,617,922)				154,998,656
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 0.4%
1,800,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	1,659,560
1,600,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	1,562,707
752,198	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	581,449
200,000	Comision Federal de Electricidad	4.69%		05/15/2029	187,961
1,900,000	Comision Federal de Electricidad	5.70	%(a)	01/24/2030	1,825,425
1,800,000	Dominican Republic International Bond	5.50%		02/22/2029	1,747,350
600,000	Guatemala Government Bond	4.50%		05/03/2026	589,200
200,000	Guatemala Government Bond	5.25%		08/10/2029	192,650
1,400,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%		05/15/2025	1,397,576
951,375	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	949,705
1,500,000	Paraguay Government International Bond	5.00%		04/15/2026	1,491,750
200,000	Paraguay Government International Bond	4.70%		03/27/2027	196,700
1,000,000	Petrobras Global Finance BV	6.00%		01/27/2028	999,620
400,000	Republic of South Africa Government International Bond	4.88%		04/14/2026	395,504
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $13,762,634)				13,777,157
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 11.4%
	280 Park Avenue Mortgage Trust
4,830,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	5.66	%(a)	09/15/2034	4,796,938
	Alen Mortgage Trust
2,000,000	Series 2021-ACEN-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.16	%(a)	04/15/2034	1,686,500
	Arbor Multifamily Mortgage Securities Trust
112,229,046	Series 2021-MF2-XA	1.11	%(a)(b)(h)	06/15/2054	5,906,087
	Arbor Realty Trust, Inc.
40,902,000	Series 2020-MF1-XD	0.55	%(a)(b)(h)	05/15/2053	1,003,040
1,404,009	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.86	%(a)	11/15/2036	1,409,125
7,224,856	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	6.05	%(a)	01/15/2037	7,234,176

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
8,694,753	Series 2022-FL2-A (1 mo. Term SOFR + 1.85%, 1.85% Floor)	6.25	%(a)	05/15/2037	8,712,890
	AREIT Trust
2,006,437	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	5.85	%(a)	01/20/2037	2,007,073
	BANK5 Trust
5,022,000	Series 2024-5YR10-AS	5.64%		10/15/2057	5,077,388
	BBCMS Trust
15,176,000	Series 2018-TALL-F (1 mo. Term SOFR + 3.43%, 3.39% Floor)	7.83	%(a)	03/15/2037	10,851,549
11,001,000	Series 2019-BWAY-E (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.36	%(a)	11/15/2034	55,146
29,456,500	Series 2021-C10-XB	1.00	%(b)(h)	07/15/2054	1,617,719
21,205,000	Series 2021-C10-XD	1.68	%(a)(b)(h)	07/15/2054	1,807,345
	BB-UBS Trust
5,644,040	Series 2012-TFT-TE	3.56	%(a)(b)	06/05/2030	4,940,252
	BDS Ltd.
6,372,385	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.84	%(a)	12/16/2036	6,410,976
2,659,201	Series 2021-FL9-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.56	%(a)	11/16/2038	2,654,846
1,841,944	Series 2022-FL11-ATS (1 mo. Term SOFR + 1.80%, 1.80% Floor)	6.17	%(a)	03/19/2039	1,845,796
7,500,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	5.94	%(a)	09/19/2039	7,544,805
	Benchmark Mortgage Trust
157,277,074	Series 2020-IG1-XA	0.51	%(b)(h)	09/15/2043	3,111,570
	BFLD Trust
3,012,000	Series 2024-VICT-A (1 mo. Term SOFR + 1.89%, 1.89% Floor)	6.29	%(a)	07/15/2041	3,024,966
	BHMS Mortgage Trust
165,041,500	Series 2018-ATLS-XCP	0.00	%(a)(b)(h)	07/15/2035	1,650
	BMO Mortgage Trust
93,480,969	Series 2024-5C5-XA	1.16	%(b)(h)	02/15/2057	4,229,902
	BrightSpire Capital, Inc.
7,019,810	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.63	%(a)	08/19/2038	6,998,210
13,968,000	Series 2021-FL1-AS (1 mo. Term SOFR + 1.71%, 1.60% Floor)	6.08	%(a)	08/19/2038	13,881,496
6,702,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	6.31	%(a)	08/19/2037	6,715,029
	BSPRT Co.-Issuer LLC
778,254	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.61	%(a)	03/15/2036	777,549
7,450,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	7.26	%(a)	09/15/2035	7,522,265
	BX Trust
1,000,000	Series 2018-GW-A (1 mo. Term SOFR + 1.10%, 0.80% Floor)	5.50	%(a)	05/15/2035	1,000,054
4,835,282	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.76	%(a)	11/15/2036	4,814,582
3,460,098	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.20	%(a)	10/15/2038	3,457,740
2,437,227	Series 2022-PSB-A (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.85	%(a)	08/15/2039	2,451,675
4,830,000	Series 2024-GPA3-A (1 mo. Term SOFR + 1.29%, 1.29% Floor)	5.80	%(a)	12/15/2039	4,838,192
4,909,000	Series 2024-VLT4-A (1 mo. Term SOFR + 1.49%, 1.49% Floor)	5.89	%(a)	07/15/2029	4,935,650
	Carbon Capital VI Commercial Mortgage Trust
6,029,069	Series 2019-FL2-B (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.36	%(a)	10/15/2035	3,071,993
	CEDR Commercial Mortgage Trust
3,790,000	Series 2022-SNAI-A (1 mo. Term SOFR + 0.99%, 0.99% Floor)	5.39	%(a)	02/15/2039	3,629,353
	CFCRE Commercial Mortgage Trust
16,365,566	Series 2016-C4-XA	1.56	%(b)(h)	05/10/2058	206,988
16,201,000	Series 2017-C8-XB	0.89	%(b)(h)	06/15/2050	312,613
	Citigroup Commercial Mortgage Trust
10,750,000	Series 2015-GC31-C	4.03	%(b)	06/10/2048	5,418,980
16,976,250	Series 2016-GC36-XA	1.20	%(b)(h)	02/10/2049	137,134
3,096,000	Series 2016-P3-A4	3.33%		04/15/2049	3,023,029
11,076,716	Series 2016-P3-XA	1.65	%(b)(h)	04/15/2049	109,571
2,519,000	Series 2016-P4-B	3.38%		07/10/2049	2,283,692
11,719,347	Series 2016-P4-XA	1.89	%(b)(h)	07/10/2049	221,574

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
10,759,014	Series 2017-P7-XA	1.08	%(b)(h)	04/14/2050	194,183
	Citigroup/Deutsche Bank Commercial Mortgage Trust
15,833,631	Series 2016-C1-XA	1.36	%(b)(h)	05/10/2049	147,044
43,563,487	Series 2017-CD3-XA	0.95	%(b)(h)	02/10/2050	688,238
51,550,099	Series 2017-CD4-XA	1.22	%(b)(h)	05/10/2050	1,111,580
	Commercial Mortgage Pass Through Certificates
1,721,713	Series 2013-CR12-XA	0.58	%(b)(h)	10/10/2046	17
9,037,954	Series 2015-CR22-XA	0.74	%(b)(h)	03/10/2048	90
28,592,799	Series 2015-CR25-XA	0.78	%(b)(h)	08/10/2048	52,925
33,100,871	Series 2015-CR27-XA	0.90	%(b)(h)	10/10/2048	106,730
4,107,526	Series 2015-DC1-XA	0.84	%(b)(h)	02/10/2048	41
4,978,000	Series 2015-LC21-B	4.31	%(b)	07/10/2048	4,919,701
36,520,489	Series 2015-LC21-XA	0.60	%(b)(h)	07/10/2048	14,765
12,125,039	Series 2016-DC2-XA	0.91	%(b)(h)	02/10/2049	67,494
11,396,000	Series 2018-HCLV-D (1 mo. Term SOFR + 2.47%, 2.18% Floor)	6.87	%(a)	09/15/2033	2,912,495
	Computershare Corporate Trust
485,295	Series 2014-LC18-B	3.96%		12/15/2047	480,121
5,073,040	Series 2015-C27-XA	0.73	%(b)(h)	02/15/2048	1,132
46,214,010	Series 2015-C30-XA	0.86	%(b)(h)	09/15/2058	103,103
21,985,665	Series 2015-NXS2-XA	0.58	%(b)(h)	07/15/2058	43,327
9,742,376	Series 2016-C33-XA	1.56	%(b)(h)	03/15/2059	114,554
20,247,402	Series 2016-NXS6-XA	1.59	%(b)(h)	11/15/2049	319,316
64,269,724	Series 2017-C38-XA	0.91	%(b)(h)	07/15/2050	1,095,118
20,211,832	Series 2019-C52-XA	1.56	%(b)(h)	08/15/2052	1,112,916
61,956,303	Series 2021-C59-XA	1.50	%(b)(h)	04/15/2054	4,123,000
5,250,000	Series 2022-ONL-A	3.86	%(a)	12/15/2039	4,895,835
	Credit Suisse Mortgage Capital Certificates
9,873,828	Series 2014-USA-X1	0.54	%(a)(b)(h)	09/15/2037	99
	CSAIL Commercial Mortgage Trust
5,797,007	Series 2015-C1-XA	0.45	%(b)(h)	04/15/2050	58
2,800,830	Series 2016-C6-XA	1.85	%(b)(h)	01/15/2049	38,482
121,997,881	Series 2021-C20-XA	0.99	%(b)(h)	03/15/2054	5,555,491
	Franklin BSP Realty Trust, Inc.
6,817,207	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	6.10	%(a)	02/15/2037	6,805,537
	FS Rialto
6,938,928	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.73	%(a)	05/16/2038	6,937,922
5,940,448	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.76	%(a)	11/16/2036	5,943,941
	Granite Point Mortgage Trust, Inc.
2,440,251	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.74	%(a)	07/16/2035	2,417,944
3,610,193	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	5.82	%(a)	12/15/2036	3,573,109
	Great Wolf Trust
8,770,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.94	%(a)	03/15/2039	8,795,942
	Greystone Commercial Real Estate Notes
1,791,565	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.53	%(a)	07/15/2039	1,791,864
10,700,000	Series 2021-FL3-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.51	%(a)	07/15/2039	10,650,427
	GS Mortgage Securities Corp. II
345,436	Series 2014-GC24-XA	0.33	%(b)(h)	09/10/2047	3
27,297,099	Series 2015-GC32-XA	0.68	%(b)(h)	07/10/2048	34,749
8,235,310	Series 2015-GS1-XA	0.75	%(b)(h)	11/10/2048	31,133
13,866,053	Series 2016-GS2-XA	1.72	%(b)(h)	05/10/2049	189,114
23,930,416	Series 2016-GS3-XA	1.18	%(b)(h)	10/10/2049	329,658
2,314,000	Series 2018-GS10-WLSD	4.90	%(a)(b)	03/10/2033	205,994
2,893,000	Series 2018-GS10-WLSE	4.90	%(a)(b)	03/10/2033	234,754
5,000,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	6.80	%(a)	07/15/2031	762,300
5,000,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	7.50	%(a)	07/15/2031	420,577
5,000,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	8.62	%(a)	07/15/2031	74,550
	GSCG Trust
14,505,000	Series 2019-600C-E	3.99	%(a)(b)	09/06/2034	609,210
	JP Morgan Chase Commercial Mortgage Securities

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,124,348	Series 2014-C20-B	4.40	%(b)	07/15/2047	1,100,451
13,463,167	Series 2015-JP1-XA	0.88	%(b)(h)	01/15/2049	65,925
30,305,914	Series 2016-JP4-XA	0.57	%(b)(h)	12/15/2049	236,707
336,000	Series 2018-WPT-CFX	4.95	%(a)	07/05/2033	268,355
4,216,000	Series 2019-UES-C	4.34	%(a)	05/05/2032	4,030,728
4,314,000	Series 2019-UES-D	4.45	%(a)(b)	05/05/2032	4,096,527
5,040,000	Series 2019-UES-E	4.45	%(a)(b)	05/05/2032	4,698,021
5,287,000	Series 2019-UES-F	4.45	%(a)(b)	05/05/2032	4,798,375
5,775,000	Series 2019-UES-G	4.45	%(a)(b)	05/05/2032	5,067,187
6,153,490	Series 2022-NLP-A (1 mo. Term SOFR + 0.60%, 0.60% Floor)	4.99	%(a)	04/15/2037	6,022,868
	JPMBB Commercial Mortgage Securities Trust
3,912,831	Series 2014-C25-XA	0.54	%(b)(h)	11/15/2047	39
12,061,750	Series 2015-C29-XA	0.52	%(b)(h)	05/15/2048	8,278
20,545,979	Series 2015-C30-XA	0.41	%(b)(h)	07/15/2048	16,100
8,319,955	Series 2015-C31-XA	0.80	%(b)(h)	08/15/2048	19,257
13,181,955	Series 2015-C32-XA	1.09	%(b)(h)	11/15/2048	34,212
5,380,000	Series 2015-C33-AS	4.02%		12/15/2048	5,294,462
	KREF
5,911,754	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.57	%(a)	02/15/2039	5,903,980
7,942,000	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.15	%(a)	02/15/2039	7,813,427
8,340,311	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.82	%(a)	02/17/2039	8,337,550
	Ladder Capital Commercial Mortgage Securities LLC
6,367,000	Series 2021-FL3-AS (1 mo. Term SOFR + 1.91%, 1.91% Floor)	6.31	%(a)	11/15/2038	6,327,773
2,400,000	Series 2021-FL3-B (1 mo. Term SOFR + 2.31%, 2.31% Floor)	6.71	%(a)	11/15/2038	2,366,954
	LoanCore
4,820,267	Series 2021-CRE5-A (1 mo. Term SOFR + 1.41%, 1.41% Floor)	5.81	%(a)	07/15/2036	4,823,824
4,618,205	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.81	%(a)	11/15/2038	4,619,410
6,280,310	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	6.15	%(a)	01/17/2037	6,292,958
	LSTAR Commercial Mortgage Trust
5,926,000	Series 2016-4-XA	1.67	%(a)(b)(h)	03/10/2049	56,500
59,254,103	Series 2017-5-X	0.84	%(a)(b)(h)	03/10/2050	776,223
	Lument Finance Trust, Inc.
5,179,563	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.68	%(a)	06/15/2039	5,190,792
	MF1 Multifamily Housing Mortgage Loan Trust
727,723	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.59	%(a)	07/16/2036	726,111
3,578,277	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.72	%(a)	02/19/2037	3,582,064
12,550,000	Series 2022-FL8-AS (1 mo. Term SOFR + 1.75%, 1.75% Floor)	6.12	%(a)	02/19/2037	12,368,283
6,770,706	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.52	%(a)	06/19/2037	6,783,164
7,200,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.06	%(a)	08/18/2041	7,226,489
	MFT Trust
8,933,000	Series 2020-ABC-D	3.48	%(a)(b)	02/10/2042	4,334,438
	Morgan Stanley ABS Capital I, Inc.
3,761,461	Series 2024-NSTB-A	3.90	%(a)(b)	09/24/2057	3,633,509
	Morgan Stanley Bank of America Merrill Lynch Trust
9,392,585	Series 2012-CKSV-CK	4.16	%(a)(b)	10/15/2030	6,006,161
7,513,000	Series 2015-C23-AS	4.00	%(b)	07/15/2050	7,445,384
15,614,398	Series 2016-C28-XA-XA	1.14	%(b)(h)	01/15/2049	123,686
	Morgan Stanley Capital I, Inc.
711,000	Series 2019-NUGS-F (1 mo. Term SOFR + 2.96%, 4.34% Floor)	7.36	%(a)	12/15/2036	10,852
13,327,000	Series 2019-PLND-E (1 mo. Term SOFR + 2.26%, 2.15% Floor)	6.66	%(a)	05/15/2036	280,876
1,331,000	Series 2019-PLND-F (1 mo. Term SOFR + 2.91%, 2.80% Floor)	7.31	%(a)	05/15/2036	9,383
	Natixis Commercial Mortgage Securities Trust
9,940,000	Series 2018-FL1-C (Prime Rate + 0.00%, 0.00% Floor)	7.75	%(a)	06/15/2035	4,443,417
4,742,000	Series 2020-2PAC-AMZ2	3.50	%(a)(b)	01/15/2037	3,213,558
	OPG Trust
4,326,461	Series 2021-PORT-A (1 mo. Term SOFR + 0.60%, 0.48% Floor)	5.00	%(a)	10/15/2036	4,311,799

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Ready Capital Corp.
6,786,894	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.65	%(a)	11/25/2036	6,814,815
4,912,892	Series 2022-FL10-A (1 mo. Term SOFR + 2.55%, 2.55% Floor)	6.89	%(a)	10/25/2039	4,941,185
	ROCK Trust
3,730,000	Series 2024-CNTR-A	5.39	%(a)	11/13/2041	3,723,851
	SLG Office Trust
168,062,650	Series 2021-OVA-X	0.26	%(a)(b)(h)	07/15/2041	2,191,554
	Starwood Property Mortgage Trust
459,000	Series 2019-FL1-C (1 mo. Term SOFR + 2.06%, 2.06% Floor)	6.46	%(a)	07/15/2038	454,200
4,160,030	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.69	%(a)	04/18/2038	4,145,753
	STWD Trust
1,015,000	Series 2021-FLWR-B (1 mo. Term SOFR + 1.04%, 0.93% Floor)	5.44	%(a)	07/15/2036	1,014,148
	TPG Real Estate Finance Issuer Ltd.
11,257,189	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	6.03	%(a)	02/15/2039	11,238,896
5,000,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.53	%(a)	02/15/2039	4,976,640
	UBS Commercial Mortgage Trust
63,402,968	Series 2018-C13-XA	0.77	%(b)(h)	10/15/2051	1,439,831
	VEGAS Trust
3,698,000	Series 2024-TI-A	5.52	%(a)	11/10/2039	3,710,138
	VMC Finance LLC
865,059	Series 2022-FL5-A (30 day avg SOFR US + 1.90%, 1.90% Floor)	6.50	%(a)	02/18/2039	866,349
	WF-RBS Commercial Mortgage Trust
248,823	Series 2014-C21-XA	0.50	%(b)(h)	08/15/2047	494
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $595,247,454)				437,927,602
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 10.9%
	ACE Securities Corp.
4,379,892	Series 2006-CW1-A2D (1 mo. Term SOFR + 0.63%, 0.52% Floor)	4.97%		07/25/2036	3,486,259
6,870,786	Series 2007-WM1-A2B (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.69%		11/25/2036	2,755,454
	Adjustable Rate Mortgage Trust
4,355,270	Series 2006-1-6A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.71%		03/25/2036	2,535,628
	AJAX Mortgage Loan Trust
3,104,782	Series 2021-C-A	5.12	%(a)(c)	01/25/2061	3,108,029
	American Home Mortgage Investment Trust
1,949,603	Series 2004-2-M1 (1 mo. Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap)	5.35%		02/25/2044	1,803,344
	Angel Oak Mortgage Trust LLC
1,980,015	Series 2020-2-A1A	2.53	%(a)(b)	01/26/2065	1,830,600
354,511	Series 2020-6-A3	1.78	%(a)(b)	05/25/2065	320,546
6,594,176	Series 2021-7-A1	1.98	%(a)(b)	10/25/2066	5,584,096
	Arroyo Mortgage Trust
736,725	Series 2019-1-A1	3.81	%(a)(b)	01/25/2049	710,951
424,613	Series 2019-2-A2	3.50	%(a)(b)	04/25/2049	406,291
3,280,158	Series 2019-3-A3	3.42	%(a)(b)	10/25/2048	3,091,977
	Banc of America Funding Corp.
908,021	Series 2006-7-T2A1-T2A1	5.88	%(b)	10/25/2036	780,812
9,087,975	Series 2015-R2-4A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	1.79	%(a)	09/29/2036	7,460,557
1,817,203	Series 2015-R2-9A2	3.87	%(a)(i)	03/27/2036	1,636,238
	Banc of America Mortgage Securities, Inc.
854,730	Series 2005-I-2A5	5.03	%(b)	10/25/2035	790,334
1,939,533	Series 2007-3-1A1	6.00%		09/25/2037	1,538,469
	BCAP LLC Trust
6,611,973	Series 2009-RR4-7A2	6.00	%(a)(b)	03/26/2037	2,294,054
1,204,848	Series 2012-RR1-3A4	5.50	%(a)(b)	10/26/2035	767,984
	BRAVO Residential Funding Trust
1,603,360	Series 2021-NQM2-A3	1.44	%(a)(b)	03/25/2060	1,548,017
7,629,385	Series 2022-RPL1-A1	2.75	%(a)(b)	09/25/2061	6,897,306

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Citigroup Mortgage Loan Trust, Inc.
1,300,044	Series 2020-EXP1-A1A	1.80	%(a)(b)	05/25/2060	1,193,855
	Citimortgage Alternative Loan Trust
531,298	Series 2007-A5-1A10	5.75%		05/25/2037	475,508
	COLT Funding LLC
80,576	Series 2020-3-A3	2.38	%(a)(b)	04/27/2065	78,315
2,543,712	Series 2021-1R-A1	0.86	%(a)(b)	05/25/2065	2,177,795
4,221,665	Series 2021-5-A1	1.73	%(a)(b)	11/26/2066	3,710,710
5,126,669	Series 2022-2-A1	2.99	%(a)(c)	02/25/2067	4,706,022
	Countrywide Alternative Loan Trust
265,406	Series 2005-23CB-A15	5.50%		07/25/2035	213,581
894,343	Series 2005-28CB-1A6-1A6	5.50%		08/25/2035	756,035
3,682,607	Series 2005-49CB-A6	5.50%		11/25/2035	2,343,893
1,433,053	Series 2005-61-1A2 (1 mo. Term SOFR + 0.85%, 0.74% Floor)	5.19%		12/25/2035	1,262,974
6,680,749	Series 2005-62-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.05%		12/25/2035	5,026,950
7,281,812	Series 2006-16CB-A5	6.00%		06/25/2036	3,814,514
1,423,891	Series 2006-32CB-A21	5.50%		11/25/2036	765,777
2,255,872	Series 2006-34-A6	6.25%		11/25/2046	1,076,867
5,648,801	Series 2006-36T2-1A3	5.75%		12/25/2036	2,145,234
1,321,437	Series 2006-J4-2A9	6.00%		07/25/2036	768,120
1,444,847	Series 2006-J6-A5	6.00%		09/25/2036	666,542
1,687,492	Series 2006-OA12-A1B (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.67%		09/20/2046	1,700,430
3,409,602	Series 2006-OA21-A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.67%		03/20/2047	2,850,129
10,756,922	Series 2007-12T1-A11	6.00%		06/25/2037	4,875,298
9,650,729	Series 2007-12T1-A5	6.00%		06/25/2037	4,373,945
280,669	Series 2007-15CB-A7	6.00%		07/25/2037	163,246
4,110,164	Series 2007-8CB-A1	5.50%		05/25/2037	2,123,237
10,573,771	Series 2007-9T1-1A6	6.00%		05/25/2037	5,112,229
	Countrywide Home Loan Mortgage Pass Through Trust
647,806	Series 2005-10-A2	5.50%		05/25/2035	524,353
9,251,789	Series 2006-20-1A18 (1 mo. Term SOFR + 0.76%, 0.65% Floor, 6.00% Cap)	5.10%		02/25/2037	3,373,861
1,550,596	Series 2006-21-A10	5.75%		02/25/2037	660,761
537,174	Series 2007-14-A15	6.50%		09/25/2037	297,656
	Credit Suisse First Boston Mortgage Securities Corp.
2,452	Series 2004-8-6A1	4.50%		11/25/2034	1,802
437,216	Series 2005-9-5A9	5.50%		10/25/2035	226,321
	Credit Suisse Management LLC
982,243	Series 2005-11-2A1	6.00%		12/25/2035	668,248
47,394	Series 2005-11-8A5	6.00%		12/25/2035	35,296
	Credit Suisse Mortgage Capital Certificates
8,452,381	Series 2009-8R-8A2	6.00	%(a)(b)	03/26/2037	2,932,592
245,485	Series 2011-12R-3A5	5.88	%(a)(b)	07/27/2036	243,999
256,424	Series 2021-JR1-A1	5.47	%(a)(b)	09/27/2066	255,785
16,011,739	Series 2022-NQM1-A1	2.27	%(a)(b)	11/25/2066	14,269,705
	Cross Mortgage Trust
11,296,336	Series 2024-H5-A1	5.85	%(a)(c)	08/26/2069	11,328,780
	DB US Financial Markets Holding Corp.
303,404	Series 2014-RS1-1A2	6.50	%(a)(b)	07/27/2037	250,535
	Deutsche ALT-A Securities, Inc.
346,154	Series 2006-AB4-A1A	6.01	%(b)	10/25/2036	292,650
6,389,559	Series 2006-AR4-A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.71%		12/25/2036	2,132,160
4,239,869	Series 2006-AR4-A2 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.83%		12/25/2036	1,318,261
184,943	Series 2007-OA2-A1 (12 Month US Treasury Average + 0.77%, 0.77% Floor)	5.60%		04/25/2047	161,671
	Fannie Mae Connecticut Avenue Securities
4,031,286	Series 2024-R01-1M1 (30 day avg SOFR US + 1.05%, 1.05% Floor)	5.62	%(a)	01/25/2044	4,036,789

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Freddie Mac Structured Agency Credit Risk Debt Notes
7,388,649	Series 2024-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.77	%(a)	05/25/2044	7,417,478
8,682,158	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.77	%(a)	08/25/2044	8,694,993
	GCAT
2,344,306	Series 2020-NQM2-A1	2.56	%(a)(c)	04/25/2065	2,234,563
6,240,007	Series 2021-NQM4-A3	1.56	%(a)(b)	08/25/2066	5,125,594
	GSAA Trust
5,068,247	Series 2006-19-A3A (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.93%		12/25/2036	1,752,765
	GSR Mortgage Loan Trust
320,705	Series 2006-2F-3A4	6.00%		02/25/2036	142,280
	Harborview Mortgage Loan Trust
2,030,513	Series 2006-1-2A1A (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.96%		03/19/2036	1,811,697
	Impac Secured Assets CMN Owner Trust
656,787	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	4.99%		02/25/2037	593,195
	Indymac Index Mortgage Loan Trust
605,594	Series 2006-AR5-2A1	3.67	%(b)	05/25/2036	573,569
	JP Morgan Alternative Loan Trust
32,329,360	Series 2005-S1-1A4	6.00%		12/25/2035	10,450,498
2,980,512	Series 2007-S1-A2 (1 mo. Term SOFR + 0.79%, 0.68% Floor, 11.50% Cap)	5.13%		04/25/2047	2,869,427
	JP Morgan Mortgage Acquisition Corp.
10,767,939	Series 2006-WMC2-A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.95%		07/25/2036	4,589,372
	JP Morgan Reremic
5,640,271	Series 2014-4-1C	0.00	%(a)(b)	01/26/2036	1,556,757
	Legacy Mortgage Asset Trust
2,442,151	Series 2021-GS1-A1	4.89	%(a)(c)	10/25/2066	2,444,733
	Lehman Mortgage Trust
182,928	Series 2006-1-1A3	5.50%		02/25/2036	85,794
	Lehman XS Trust
8,630,248	Series 2007-15N-3A1 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	4.95%		08/25/2047	7,477,042
	Long Beach Mortgage Loan Trust
15,588,895	Series 2006-11-2A2 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.65%		12/25/2036	5,357,074
9,442,353	Series 2006-2-2A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.83%		03/25/2046	3,341,551
	Mastr Adjustable Rate Mortgages Trust
67,831	Series 2006-2-2A1	7.27	%(b)	04/25/2036	32,988
1,241,561	Series 2006-OA2-4A1A (12 Month US Treasury Average + 0.85%, 0.85% Floor)	5.68%		12/25/2046	1,149,794
	Merrill Lynch Alternative Note Asset
330,599	Series 2007-F1-2A6	6.00%		03/25/2037	114,088
	Merrill Lynch Mortgage Investors, Inc.
1,171,282	Series 2006-AF1-AF2C	6.25%		08/25/2036	470,119
34,495,196	Series 2006-RM2-A1A (1 mo. Term SOFR + 0.48%, 0.37% Floor)	4.82%		05/25/2037	9,563,569
4,288,888	Series 2007-HE2-A2A (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.69%		02/25/2037	1,223,525
6,631,892	Series 2007-HE2-A2B (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.87%		02/25/2037	1,891,880
	MFRA Trust
4,064,036	Series 2021-NQM2-A3	1.47	%(a)(b)	11/25/2064	3,574,262
	Morgan Stanley Mortgage Loan Trust
216,146	Series 2006-2-7A1	5.47	%(b)	02/25/2036	121,621
	Nomura Resecuritization Trust
3,154,732	Series 2015-8R-4A4	4.42	%(a)(b)	11/25/2047	2,660,393
	Onslow Bay Mortgage Loan Trust
388,820	Series 2020-EXP2-A3	2.50	%(a)(b)	05/25/2060	318,801
2,792,869	Series 2021-NQM2-A3	1.56	%(a)(b)	05/25/2061	2,275,317
5,599,934	Series 2022-NQM1-A1	2.31	%(a)(b)	11/25/2061	4,916,734
8,727,026	Series 2024-NQM10-A1	6.18	%(a)(c)	05/25/2064	8,803,923
8,525,304	Series 2024-NQM13-A1	5.12	%(a)	06/25/2064	8,441,217

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
15,594,016	Series 2024-NQM16-A1	5.53	%(a)(c)	10/25/2064	15,567,943
9,000,000	Series 2024-NQM18-A1	5.41	%(a)(b)	10/25/2064	8,984,881
	Pretium Mortgage Credit Partners LLC
21,217,255	Series 2021-NPL3-A1	4.87	%(a)(c)	07/25/2051	21,204,768
4,057,847	Series 2021-RN1-A1	4.99	%(a)(c)	02/25/2061	4,060,154
4,332,976	Series 2021-RN2-A1	4.74	%(a)(c)	07/25/2051	4,310,860
	PRPM LLC
3,892,525	Series 2021-6-A1	4.79	%(a)(c)	07/25/2026	3,888,803
	RALI Trust
454,124	Series 2006-QS12-2A3	6.00%		09/25/2036	350,693
1,134,231	Series 2007-QS4-3A4	6.00%		03/25/2037	945,688
1,412,396	Series 2007-QS4-3A9	6.00%		03/25/2037	1,177,585
1,002,884	Series 2007-QS8-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.05%		06/25/2037	738,386
645,823	Series 2007-QS9-A33	6.50%		07/25/2037	517,871
	RASC Trust
3,875,527	Series 2004-KS7-A2A (1 mo. Term SOFR + 0.69%, 0.58% Floor)	5.03%		08/25/2034	3,744,821
	RBSSP Resecuritization Trust
495,461	Series 2009-2-3A2 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.05	%(a)	04/26/2035	460,684
	Residential Asset Securitization Trust
689,375	Series 2006-A2-A11	6.00%		01/25/2046	260,465
2,107,150	Series 2006-A6-1A4	6.00%		07/25/2036	553,053
	Residential Mortgage Loan Trust
4,107,634	Series 2019-2-M1	3.86	%(a)(b)	05/25/2059	4,057,509
	RFMSI Trust
3,535,232	Series 2007-S1-A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.05%		01/25/2037	2,631,373
	Securitized Asset Backed Receivables LLC
5,690,362	Series 2006-WM3-A1 (1 mo. Term SOFR + 0.21%, 0.10% Floor)	4.55%		10/25/2036	1,882,496
	Soundview Home Equity Loan Trust
825,275	Series 2007-OPT3-2A3 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.63%		08/25/2037	802,295
	Starwood Mortgage Residential Trust
8,000,000	Series 2020-2-M1E	3.00	%(a)	04/25/2060	7,759,896
	Structured Adjustable Rate Mortgage Loan Trust
1,010,025	Series 2005-22-4A1	5.60	%(b)	12/25/2035	929,825
	Velocity Commercial Capital Loan Trust
2,486,832	Series 2020-1-M2	2.98	%(a)(b)	02/25/2050	2,160,238
2,164,671	Series 2021-1-M2	2.26	%(a)(b)	05/25/2051	1,756,729
1,813,501	Series 2021-2-M2	2.20	%(a)(b)	08/25/2051	1,429,130
10,956,877	Series 2024-5-A	5.49	%(a)(b)	10/25/2054	10,824,000
	Vericrest Opportunity Loan Transferee
2,126,455	Series 2021-NP10-A1	4.99	%(a)(c)	05/25/2051	2,126,537
3,674,348	Series 2021-NP11-A1	4.87	%(a)(c)	08/25/2051	3,672,848
2,101,169	Series 2021-NPL1-A1	4.89	%(a)(c)	02/27/2051	2,101,209
317,728	Series 2021-NPL2-A1	4.89	%(a)(c)	02/27/2051	317,734
1,568,108	Series 2021-NPL5-A1	5.12	%(a)(c)	03/27/2051	1,568,874
1,129,033	Series 2021-NPL6-A1	5.24	%(a)(c)	04/25/2051	1,130,704
9,288,494	Series 2021-NPL8-A1	5.12	%(a)(c)	04/25/2051	9,298,664
	Verus Securitization Trust
166,078	Series 2020-4-A3	3.32	%(a)(c)	05/25/2065	162,494
13,413,596	Series 2021-7-A1	1.83	%(a)(c)	10/25/2066	11,831,809
1,333,331	Series 2021-R1-A3	1.26	%(a)(b)	10/25/2063	1,262,915
6,756,959	Series 2024-3-A1	6.34	%(a)(c)	04/25/2069	6,819,480
	WAMU Asset-Backed Certificates
1,559,163	Series 2007-HE4-2A3 (1 mo. Term SOFR + 0.28%, 0.28% Floor)	4.62%		07/25/2047	891,858
	WaMu Mortgage Pass Through Certificates
2,121,148	Series 2005-AR4-A5	4.55	%(b)	04/25/2035	2,040,560
9,494,920	Series 2006-AR18-1A1	3.70	%(b)	01/25/2037	8,134,800
	Washington Mutual Alternative Mortgage Pass-Through Certificates
870,583	Series 2005-8-2CB3 (1 mo. Term SOFR + 0.52%, 0.41% Floor, 5.50% Cap)	4.86%		10/25/2035	818,129

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Washington Mutual Asset-Backed Certificates
6,032,296	Series 2006-HE5-2A2 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	3.95%		10/25/2036	2,109,503
2,215,348	Series 2006-HE5-2A3 (1 mo. Term SOFR + 0.57%, 0.46% Floor)	3.95%		10/25/2036	775,910
	Wells Fargo Alternative Loan Trust
451,161	Series 2007-PA5-1A1	6.25%		11/25/2037	392,319
	Wells Fargo Mortgage Backed Securities Trust
1,121,844	Series 2007-15-A1	6.00%		11/25/2037	1,042,365
4,933,414	Series 2007-AR6-A2	7.06	%(b)	10/25/2037	4,728,146
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $510,962,212)				419,042,994
US CORPORATE BONDS - 9.9%
795,000	AGCO Corp.	5.45%		03/21/2027	803,018
319,000	Agilent Technologies, Inc.	4.20%		09/09/2027	315,132
2,043,000	Albemarle Corp.	4.65%		06/01/2027	2,027,361
571,000	Ally Financial, Inc. (SOFR + 3.26%)	6.99%		06/13/2029	595,073
426,000	Ally Financial, Inc. (SOFR + 2.82%)	6.85%		01/03/2030	441,808
893,000	Altria Group, Inc.	6.20%		11/01/2028	928,369
960,000	American Electric Power Co., Inc.	5.20%		01/15/2029	967,599
3,342,000	American Express Co. (SOFR + 1.00%)	5.53%		02/16/2028	3,361,115
1,663,000	American Homes 4 Rent LP	4.25%		02/15/2028	1,623,438
1,317,000	American National Group, Inc.	5.75%		10/01/2029	1,319,521
275,000	American Water Capital Corp.	3.75%		09/01/2028	264,610
1,855,000	Amgen, Inc.	5.51%		03/02/2026	1,855,110
2,991,000	Apache Corp.	4.25%		01/15/2030	2,813,401
5,796,000	Apollo Debt Solutions BDC	6.90	%(a)	04/13/2029	6,001,204
2,980,000	AppLovin Corp.	5.13%		12/01/2029	2,973,896
3,381,000	Ares Capital Corp.	3.88%		01/15/2026	3,344,227
1,137,000	Ares Strategic Income Fund	5.70	%(a)	03/15/2028	1,137,224
3,276,000	Arrow Electronics, Inc.	5.15%		08/21/2029	3,263,948
4,180,000	Athene Global Funding (SOFR + 0.85%)	5.39	%(a)	05/08/2026	4,180,820
3,843,000	Athene Global Funding	4.72	%(a)	10/08/2029	3,750,972
3,380,000	Atlas Warehouse Lending Co. LP	6.05	%(a)	01/15/2028	3,386,209
4,760,000	Atlas Warehouse Lending Co. LP	6.25	%(a)	01/15/2030	4,733,231
591,000	Avery Dennison Corp.	4.88%		12/06/2028	590,157
2,715,000	Aviation Capital Group LLC	1.95	%(a)	09/20/2026	2,579,432
687,000	Aviation Capital Group LLC	6.25	%(a)	04/15/2028	709,216
504,000	Bank of America Corp. (SOFR + 1.75%)	4.83%		07/22/2026	504,098
1,921,000	Bank of America Corp. (3 mo. Term SOFR + 1.32%)	3.56%		04/23/2027	1,890,719
2,318,000	Blackstone Private Credit Fund	5.60	%(a)	11/22/2029	2,289,985
1,681,000	Blackstone Secured Lending Fund	5.88%		11/15/2027	1,707,989
5,796,000	Blue Owl Capital Corp.	5.95%		03/15/2029	5,821,493
3,477,000	Blue Owl Credit Income Corp.	7.75%		09/16/2027	3,652,198
6,007,000	Blue Owl Credit Income Corp.	5.80	%(a)	03/15/2030	5,918,697
2,173,000	Blue Owl Technology Finance Corp.	3.75	%(a)	06/17/2026	2,103,313
5,367,000	Blue Owl Technology Finance Corp. II	6.75	%(a)	04/04/2029	5,402,398
1,842,000	Bristol-Myers Squibb Co. (SOFR + 0.49%)	5.01%		02/20/2026	1,846,842
377,000	Brixmor Operating Partnership LP	4.13%		06/15/2026	373,259
1,695,000	Broadcom, Inc.	3.15%		11/15/2025	1,673,560
1,653,000	Broadcom, Inc.	5.05%		07/12/2029	1,659,817
1,441,000	Broadcom, Inc.	4.35%		02/15/2030	1,402,402
478,000	Bunge Ltd. Finance Corp.	3.75%		09/25/2027	465,566
365,000	Cabot Corp.	4.00%		07/01/2029	349,408

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
7,824,000	Capital One Financial Corp. (SOFR + 2.16%)	4.99%		07/24/2026	7,820,113
1,782,000	CenterPoint Energy, Inc.	5.40%		06/01/2029	1,803,465
1,634,000	Charles Schwab Corp. (SOFR + 1.05%)	5.56%		03/03/2027	1,652,424
1,010,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.15%		11/10/2026	1,030,008
1,664,000	Cheniere Energy Partners LP	4.50%		10/01/2029	1,612,181
3,272,000	Cheniere Energy, Inc.	4.63%		10/15/2028	3,203,318
5,969,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%		09/19/2030	5,801,364
290,000	Citizens Financial Group, Inc.	4.30%		12/03/2025	288,247
890,000	CNA Financial Corp.	3.90%		05/01/2029	852,775
2,995,000	CNH Industrial Capital LLC	4.50%		10/08/2027	2,968,435
3,477,000	Corebridge Global Funding	5.75	%(a)	07/02/2026	3,528,406
359,000	Coterra Energy, Inc.	3.90%		05/15/2027	351,000
232,000	Coterra Energy, Inc.	4.38%		03/15/2029	224,450
1,755,000	Crown Castle, Inc.	4.80%		09/01/2028	1,736,012
4,165,000	Crown Castle, Inc.	4.90%		09/01/2029	4,121,248
1,768,000	CubeSmart LP	4.38%		02/15/2029	1,717,883
1,730,000	CVS Health Corp.	5.00%		02/20/2026	1,729,224
1,502,000	Darden Restaurants, Inc.	4.35%		10/15/2027	1,482,039
751,000	DCP Midstream Operating LP	5.13%		05/15/2029	752,716
4,930,000	Dell International LLC / EMC Corp.	4.35%		02/01/2030	4,772,059
655,000	Delta Air Lines, Inc.	7.38%		01/15/2026	669,594
180,000	Delta Air Lines, Inc. / SkyMiles IP Ltd.	4.75	%(a)	10/20/2028	177,647
852,000	Devon Energy Corp.	5.25%		10/15/2027	853,132
481,000	DOC DR LLC	4.30%		03/15/2027	475,989
3,322,000	Edison International	5.45%		06/15/2029	3,353,961
3,049,000	Edwards Lifesciences Corp.	4.30%		06/15/2028	2,984,928
1,596,000	Eli Lilly & Co.	5.00%		02/27/2026	1,596,037
3,340,000	Energy Transfer LP	6.05%		12/01/2026	3,413,668
1,563,000	EnLink Midstream LLC	5.38%		06/01/2029	1,564,066
3,550,000	Entergy Corp.	0.90%		09/15/2025	3,453,386
249,000	EOG Resources, Inc.	4.15%		01/15/2026	247,882
481,000	EPR Properties	4.95%		04/15/2028	473,298
487,000	EQT Corp.	3.90%		10/01/2027	473,865
585,000	EQT Corp.	7.00%		02/01/2030	622,755
3,005,000	Equifax, Inc.	4.80%		09/15/2029	2,968,671
3,515,000	Equinix, Inc.	1.25%		07/15/2025	3,448,181
1,163,000	Essential Utilities, Inc.	4.80%		08/15/2027	1,162,232
145,000	Essential Utilities, Inc.	3.57%		05/01/2029	136,654
580,000	Eversource Energy	4.75%		05/15/2026	579,919
1,705,000	Exelon Corp.	5.15%		03/15/2029	1,714,363
3,398,000	Expedia Group, Inc.	6.25	%(a)	05/01/2025	3,400,426
3,050,000	Fifth Third Bank, Inc.	3.85%		03/15/2026	3,013,510
1,129,000	FirstEnergy Transmission LLC	4.55	%(a)	01/15/2030	1,099,611
4,174,000	Fiserv, Inc.	4.75%		03/15/2030	4,124,118
3,273,000	Ford Motor Credit Co. LLC	5.30%		09/06/2029	3,209,430
1,862,000	Foundry JV Holdco LLC	5.90	%(a)	01/25/2030	1,889,316
935,000	GA Global Funding Trust	5.50	%(a)	01/08/2029	945,082
171,000	GATX Corp.	4.00%		06/30/2030	162,209
3,293,000	GE HealthCare Technologies, Inc.	4.80%		08/14/2029	3,263,399
1,740,000	General Mills, Inc.	4.00%		04/17/2025	1,735,628
1,375,000	General Mills, Inc.	5.24%		11/18/2025	1,375,025
3,315,000	General Motors Financial Co., Inc.	4.00%		01/15/2025	3,313,670
3,420,000	General Motors Financial Co., Inc.	5.25%		03/01/2026	3,431,182
2,767,000	Genuine Parts Co.	4.95%		08/15/2029	2,760,188
1,275,000	Global Payments, Inc.	5.30%		08/15/2029	1,277,923
2,183,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	5.25%		03/18/2027	2,187,386
3,345,000	HCA, Inc.	5.38%		02/01/2025	3,345,777
3,296,000	Hewlett Packard Enterprise Co.	4.55%		10/15/2029	3,214,082

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
200,000	HSBC USA, Inc. (SOFR + 0.96%)	5.46%		03/04/2027	201,247
945,000	Huntington Bancshares, Inc./OH (SOFR + 1.28%)	5.27%		01/15/2031	946,056
2,495,000	Hyatt Hotels Corp.	5.75%		01/30/2027	2,534,054
3,314,000	Hyundai Capital America	4.55	%(a)	09/26/2029	3,218,505
1,665,000	Icon Investments Six DAC	5.81%		05/08/2027	1,693,542
3,341,000	IDEX Corp.	4.95%		09/01/2029	3,328,556
2,033,000	Illumina, Inc.	4.65%		09/09/2026	2,026,693
1,263,000	Interstate Power and Light Co.	3.60%		04/01/2029	1,198,454
275,000	ITC Holdings Corp.	4.95	%(a)	09/22/2027	275,698
6,900,000	Jackson National Life Global Funding	4.60	%(a)	10/01/2029	6,714,404
2,955,000	JPMorgan Chase & Co. (SOFR + 0.92%)	5.54%		04/22/2028	2,973,202
1,761,000	Keysight Technologies, Inc.	3.00%		10/30/2029	1,606,556
1,730,000	Kinder Morgan, Inc.	4.30%		06/01/2025	1,726,302
1,735,000	Kinder Morgan, Inc.	5.00%		02/01/2029	1,729,838
3,280,000	Laboratory Corp. of America Holdings	4.35%		04/01/2030	3,165,381
2,278,000	Lear Corp.	4.25%		05/15/2029	2,192,306
922,000	Lennar Corp.	5.25%		06/01/2026	927,020
249,000	Lennox International, Inc.	5.50%		09/15/2028	253,343
1,632,000	LPL Holdings, Inc.	4.63	%(a)	11/15/2027	1,607,203
1,485,000	M&T Bank Corp. (SOFR + 0.93%)	4.83%		01/16/2029	1,479,097
250,000	Manufacturers & Traders Trust Co.	4.65%		01/27/2026	249,436
3,008,000	Marriott International, Inc./MD	4.80%		03/15/2030	2,986,873
3,814,000	MasTec, Inc.	4.50	%(a)	08/15/2028	3,701,039
3,422,000	Merck Sharp & Dohme Corp.	5.95%		12/01/2028	3,577,215
333,000	Meritage Homes Corp.	3.88	%(a)	04/15/2029	311,496
460,000	Microchip Technology, Inc.	4.25%		09/01/2025	458,226
665,000	Microchip Technology, Inc.	5.05%		03/15/2029	663,913
293,000	Micron Technology, Inc.	4.98%		02/06/2026	293,454
1,317,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.50	%(a)	06/20/2027	1,326,249
154,000	Mohawk Industries, Inc.	5.85%		09/18/2028	158,414
2,923,000	Morgan Stanley	3.88%		01/27/2026	2,901,856
3,350,000	Motorola Solutions, Inc.	5.00%		04/15/2029	3,346,079
162,000	MPLX LP	4.80%		02/15/2029	160,691
2,330,000	National Securities Clearing Corp.	4.90	%(a)	06/26/2029	2,333,737
345,000	New York Life Global Funding (SOFR + 0.48%)	4.98	%(a)	06/09/2026	345,698
438,000	New York Life Global Funding	4.70	%(a)	01/29/2029	437,146
412,000	Newmont Corp. / Newcrest Finance Pty Ltd.	5.30%		03/15/2026	415,109
3,228,000	NGPL PipeCo LLC	4.88	%(a)	08/15/2027	3,204,677
1,690,000	NiSource, Inc.	5.25%		03/30/2028	1,705,116
1,203,000	NiSource, Inc.	5.20%		07/01/2029	1,213,311
1,733,000	Norfolk Southern Corp.	7.80%		05/15/2027	1,855,550
525,000	Northwestern Mutual Global Funding	4.11	%(a)	09/12/2027	518,125
1,385,000	Occidental Petroleum Corp.	5.20%		08/01/2029	1,375,074
1,593,000	Omega Healthcare Investors, Inc.	4.75%		01/15/2028	1,572,435
3,027,000	Oracle Corp.	5.80%		11/10/2025	3,058,108
1,605,000	O’Reilly Automotive, Inc.	5.75%		11/20/2026	1,634,094
145,000	O’Reilly Automotive, Inc.	4.20%		04/01/2030	139,522
571,000	Owens Corning	3.50%		02/15/2030	530,914
1,640,000	Pacific Gas and Electric Co. (SOFR + 0.95%)	5.45%		09/04/2025	1,642,900
4,604,000	Pacific Gas and Electric Co.	6.10%		01/15/2029	4,767,741
319,000	Pacific Life Global Funding II (SOFR + 0.62%)	5.12	%(a)	06/04/2026	320,040
3,020,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.00	%(a)	07/15/2025	3,003,884
3,462,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.40	%(a)	07/01/2027	3,418,146
1,934,000	PNC Financial Services Group, Inc. (SOFR + 1.32%)	5.81%		06/12/2026	1,942,434
652,000	Public Service Co. of Colorado	3.70%		06/15/2028	629,946
2,196,000	Public Service Enterprise Group, Inc.	5.85%		11/15/2027	2,259,588

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,335,000	Public Storage Operating Co. (SOFR + 0.70%)	5.35%		04/16/2027	2,347,457
3,283,000	Quanta Services, Inc.	4.75%		08/09/2027	3,279,881
3,222,000	Quest Diagnostics, Inc.	4.20%		06/30/2029	3,128,888
264,000	RGA Global Funding	6.00	%(a)	11/21/2028	272,470
3,770,000	Royalty Pharma PLC	1.75%		09/02/2027	3,473,640
191,000	Ryder System, Inc.	5.25%		06/01/2028	193,138
765,000	Ryder System, Inc.	4.95%		09/01/2029	762,701
878,000	Sempra	5.40%		08/01/2026	886,310
1,302,000	Sherwin-Williams Co.	4.55%		03/01/2028	1,291,675
3,006,000	Solventum Corp.	5.45	%(a)	02/25/2027	3,036,092
1,635,000	Sonoco Products Co.	4.45%		09/01/2026	1,624,555
2,385,000	Southern California Edison Co.	4.90%		06/01/2026	2,390,394
1,685,000	Southern Co.	5.15%		10/06/2025	1,691,186
2,950,000	State Street Corp. (SOFR + 1.35%)	5.75%		11/04/2026	2,974,450
3,042,000	Take-Two Interactive Software, Inc.	4.95%		03/28/2028	3,041,201
1,591,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.50%		07/15/2027	1,603,543
3,938,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.88%		01/15/2029	4,038,313
4,005,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%		03/01/2030	4,020,159
3,365,000	The Campbell’s Co.	3.95%		03/15/2025	3,357,556
1,325,000	The Campbell’s Co.	5.20%		03/19/2027	1,337,591
322,000	Timken Co.	4.50%		12/15/2028	316,367
510,000	Toll Brothers Finance Corp.	4.88%		03/15/2027	509,926
1,292,000	Uber Technologies, Inc.	6.25	%(a)	01/15/2028	1,304,017
359,000	US Bancorp (SOFR + 1.43%)	5.73%		10/21/2026	361,533
3,095,000	Utah Acquisition Sub, Inc.	3.95%		06/15/2026	3,048,402
1,682,000	Veralto Corp.	5.50%		09/18/2026	1,702,286
1,080,000	Veralto Corp.	5.35%		09/18/2028	1,094,267
3,496,000	VICI Properties LP / VICI Note Co., Inc.	4.25	%(a)	12/01/2026	3,440,350
5,013,000	Wells Fargo & Co. (SOFR + 1.07%)	5.69%		04/22/2028	5,056,914
3,390,000	Welltower OP LLC	4.00%		06/01/2025	3,378,130
391,000	Western Midstream Operating LP	6.35%		01/15/2029	404,913
1,553,000	Western Midstream Operating LP	4.05%		02/01/2030	1,457,690
3,008,000	Williams Cos., Inc.	4.80%		11/15/2029	2,969,315
722,000	Xcel Energy, Inc.	4.00%		06/15/2028	699,043
	Total US Corporate Bonds (Cost $382,539,470)				381,343,438
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 2.5%
	Federal Home Loan Mortgage Corp.
4,433,443	Pool SD5219	6.00%		04/01/2054	4,491,126
2,025,084	Series 3072-FB (30 day avg SOFR US + 0.66%, 0.55% Floor, 7.00% Cap)	5.26%		11/15/2035	2,013,234
209,124	Series 3417-SM (-1 x 30 day avg SOFR US + 6.17%, 0.00% Floor, 6.28% Cap)	1.57	%(h)(j)	02/15/2038	18,167
4,589,602	Series 4248-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.21%		09/15/2043	4,530,249
3,602,794	Series 4631-FA (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.21%		11/15/2046	3,548,170
1,696,140	Series 4917-FE (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.13%		10/25/2049	1,663,621
5,707,523	Series 4990-FN (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	5.03%		05/25/2050	5,533,445
	Federal National Mortgage Association
742,106	Pool AL2987 (1 yr. RFUCCT + 1.62%, 1.62% Floor, 7.31% Cap)	7.01%		11/01/2042	765,490
517,338	Pool BM3520 (1 yr. RFUCCT + 1.56%, 1.56% Floor, 6.98% Cap)	6.77%		05/01/2045	534,875
4,366,594	Pool FS6084	6.00%		10/01/2053	4,418,260

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
131,470	Pool MA1200	3.00%		10/01/2032	123,900
4,035,139	Pool MA5086	5.00%		07/01/2043	3,962,567
3,928,871	Pool MA5112	5.00%		08/01/2043	3,850,835
1,823,608	Series 2014-10-KF (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.13%		03/25/2044	1,796,664
1,572,473	Series 2016-8-FA (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.13%		03/25/2046	1,545,089
5,677,921	Series 2019-25-SB (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.37	%(h)(j)	06/25/2049	512,900
4,516,762	Series 2019-43-FD (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.08%		08/25/2049	4,428,264
2,649,372	Series 2019-49-FB (30 day avg SOFR US + 0.59%, 0.48% Floor, 6.50% Cap)	5.16%		09/25/2049	2,598,084
3,612,901	Series 2020-34-F (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.13%		06/25/2050	3,524,984
19,936,613	Series 2020-M49-1A1	1.26	%(b)	11/25/2030	18,078,285
2,881,468	Series 2023-M4-A1	3.77	%(b)	09/25/2032	2,782,165
2,220,660	Series 2024-90-FA (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	6.07%		12/25/2054	2,235,703
3,594,966	Series 2024-93-FL (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	6.02%		12/25/2054	3,629,497
	FREMF Mortgage Trust
2,433,468	Series 2016-KF18-B (30 day avg SOFR US + 5.61%, 5.50% Floor)	10.28	%(a)	05/25/2026	2,418,277
124,762,277	Series 2017-K67-X2B	0.10	%(a)(h)	09/25/2049	284,545
2,481,119	Series 2017-KF30-B (30 day avg SOFR US + 3.36%, 3.25% Floor)	8.03	%(a)	03/25/2027	2,450,977
845,940	Series 2018-KF44-B (30 day avg SOFR US + 2.26%, 2.15% Floor)	6.93	%(a)	02/25/2025	843,871
878,676	Series 2019-KF69-B (30 day avg SOFR US + 2.41%, 2.30% Floor)	7.08	%(a)	08/25/2029	828,401
	Government National Mortgage Association
4,580,831	Series 2015-161-GF (1 mo. Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap)	4.78%		11/20/2045	4,478,805
1,826,820	Series 2016-121-JF (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	4.88%		09/20/2046	1,792,114
2,615,202	Series 2022-183-B	5.00%		04/20/2047	2,623,338
2,632,848	Series 2024-25-AF (30 day avg SOFR US + 0.51%, 0.51% Floor, 6.50% Cap)	5.20%		02/20/2049	2,497,689
	Total US Government and Agency Mortgage Backed Obligations (Cost $97,822,658)				94,803,591
US GOVERNMENT AND AGENCY OBLIGATIONS - 27.6%
151,450,000	United States Treasury Note/Bond	0.38%		12/31/2025	145,849,220
130,500,000	United States Treasury Note/Bond	0.38%		01/31/2026	125,234,009
136,700,000	United States Treasury Note/Bond	0.75%		03/31/2026	130,957,956
51,800,000	United States Treasury Note/Bond	0.75%		05/31/2026	49,343,383
80,400,000	United States Treasury Note/Bond	0.63%		07/31/2026	75,994,304
93,100,000	United States Treasury Note/Bond	0.88%		09/30/2026	87,872,204
61,350,000	United States Treasury Note/Bond	0.63%		03/31/2027	56,651,106
49,700,000	United States Treasury Note/Bond	0.50%		06/30/2027	45,321,153
210,000,000	United States Treasury Note/Bond	0.75%		01/31/2028	188,725,335
190,000,000	United States Treasury Note/Bond	0.88%		11/15/2030	155,499,597
	Total US Government and Agency Obligations (Cost $1,067,105,284)				1,061,448,267
COMMON STOCKS - 0.0%(k)
9,129	Flame Aggregator - Series R(e)(l)				38,524
907	Flame Aggregator - Series U(e)(l)				3,828
	Total Common Stocks (Cost $20,580)				42,352
SHORT TERM INVESTMENTS - 5.3%
68,649,413	First American Government Obligations Fund - U	4.41	%(m)		68,649,413
68,649,414	JPMorgan US Government Money Market Fund - IM	4.44	%(m)		68,649,414

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
68,649,414	MSILF Government Portfolio - Institutional	4.42	%(m)		68,649,414
	Total Short Term Investments (Cost $205,948,241)				205,948,241
	Total Investments - 94.9% (Cost $3,918,783,847)				3,653,089,298
	Other Assets in Excess of Liabilities - 5.1%				198,140,338
	NET ASSETS - 100.0%				$3,851,229,636

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	27.6%
Collateralized Loan Obligations	13.4%
Non-Agency Commercial Mortgage Backed Obligations	11.4%
Non-Agency Residential Collateralized Mortgage Obligations	10.9%
US Corporate Bonds	9.9%
Asset Backed Obligations	6.9%
Short Term Investments	5.3%
Foreign Corporate Bonds	4.0%
Bank Loans	2.6%
US Government and Agency Mortgage Backed Obligations	2.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.4%
Common Stocks	0.0	%(k)
Other Assets and Liabilities	5.1%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	27.6%
Collateralized Loan Obligations	13.4%
Non-Agency Commercial Mortgage Backed Obligations	11.4%
Non-Agency Residential Collateralized Mortgage Obligations	10.9%
Asset Backed Obligations	6.9%
Short Term Investments	5.3%
Banking	2.9%
US Government and Agency Mortgage Backed Obligations	2.5%
Finance	1.8%
Energy	1.3%
Utilities	1.3%
Technology	1.0%
Automotive	0.8%
Hotels/Motels/Inns and Casinos	0.7%
Healthcare	0.7%
Insurance	0.6%
Media	0.6%
Transportation	0.5%
Pharmaceuticals	0.4%
Mining	0.4%
Industrial Equipment	0.3%
Real Estate	0.3%
Chemicals/Plastics	0.3%
Telecommunications	0.3%
Food Products	0.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3%
Construction	0.2%
Commercial Services	0.2%
Consumer Products	0.2%
Business Equipment and Services	0.2%
Retailers (other than Food/Drug)	0.2%
Aerospace & Defense	0.2%
Diversified Manufacturing	0.2%
IT Services	0.2%
Electronics/Electric	0.1%
Building and Development (including Steel/Metals)	0.1%
Containers and Glass Products	0.1%

Beverage and Tobacco	0.1%
Financial Intermediaries	0.1%
Conglomerates	0.0	%(k)
Food Service	0.0	%(k)
Chemical Products	0.0	%(k)
Financials	0.0	%(k)
Other Assets and Liabilities	5.1%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2024, the value of these securities total $1,570,002,105 or 40.8% of the Fund’s net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(e)	Value determined using significant unobservable inputs.
(f)	Perpetual maturity. The date disclosed is the next call date of the security.
(g)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(h)	Interest only security
(i)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(j)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k)	Represents less than 0.05% of net assets.
(l)	Non-income producing security.
(m)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate

SWAP AGREEMENTS
EXCESS RETURN SWAPS
Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	01/09/2025	$100,000,000	$9,199,178	$—	$9,199,178
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	02/19/2025	85,000,000	8,649,756	—	8,649,756
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	01/10/2025	97,000,000	7,808,942	—	7,808,942
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	02/13/2025	86,000,000	7,729,073	—	7,729,073
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	03/05/2025	78,000,000	7,369,709	—	7,369,709
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	02/26/2025	80,000,000	7,334,084	—	7,334,084
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	04/23/2025	66,000,000	6,781,071	—	6,781,071
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	01/08/2025	54,000,000	6,507,621	—	6,507,621
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	05/08/2025	60,000,000	6,088,367	—	6,088,367
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	03/12/2025	75,000,000	5,829,039	—	5,829,039
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	05/16/2025	86,000,000	5,817,109	—	5,817,109
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	08/28/2025	100,000,000	5,513,538	—	5,513,538
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	06/25/2025	82,000,000	5,366,899	—	5,366,899
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	04/30/2025	60,000,000	5,270,084	—	5,270,084
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	05/28/2025	84,000,000	5,095,000	—	5,095,000
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	06/06/2025	65,000,000	5,071,070	—	5,071,070
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	04/02/2025	93,000,000	5,040,359	—	5,040,359
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	04/09/2025	91,000,000	4,999,560	—	4,999,560
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	03/21/2025	65,000,000	4,836,546	—	4,836,546
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	01/30/2025	64,000,000	4,734,109	—	4,734,109
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	08/20/2025	83,000,000	4,710,532	—	4,710,532
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	02/05/2025	47,000,000	4,612,783	—	4,612,783
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/09/2025	80,000,000	4,370,495	—	4,370,495
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/18/2025	60,000,000	4,359,656	—	4,359,656
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	07/31/2025	72,000,000	4,328,924	—	4,328,924
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	01/15/2025	50,000,000	3,713,728	—	3,713,728
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	08/06/2025	83,000,000	3,607,406	—	3,607,406
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	06/12/2025	55,000,000	3,579,791	—	3,579,791
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	03/26/2025	62,000,000	3,287,450	—	3,287,450
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/15/2025	43,000,000	2,984,671	—	2,984,671
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	07/23/2025	98,000,000	2,364,982	—	2,364,982
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/05/2025	71,000,000	2,309,075	—	2,309,075

Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/18/2025	55,000,000	2,254,665	—	2,254,665
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/26/2025	70,000,000	1,536,711	—	1,536,711
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	09/11/2025	52,000,000	1,236,160	—	1,236,160
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	11/06/2025	80,000,000	1,034,023	—	1,034,023
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	10/16/2025	79,000,000	878,089	—	878,089
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/10/2025	85,000,000	869,530	—	869,530
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/19/2025	36,000,000	828,956	—	828,956
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	10/03/2025	85,000,000	729,317	—	729,317
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	10/29/2025	75,000,000	325,985	—	325,985
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	11/20/2025	65,000,000	(150,910	—	(150,910)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/24/2025	90,000,000	(241,440	—	(241,440)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	12/24/2025	85,000,000	(643,904	—	(643,904)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	11/14/2025	45,000,000	(1,373,252	—	(1,373,252)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	11/26/2025	78,000,000	(2,876,829	—	(2,876,829)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	12/03/2025	93,000,000	(3,649,428	—	(3,649,428)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	01/28/2026	100,000,000	(5,072,264	—	(5,072,264)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	12/12/2025	89,000,000	(5,114,950	—	(5,114,950)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	12/31/2025	90,000,000	(5,301,680	—	(5,301,680)
							$154,539,386	$—	$154,539,386

(1)	Shiller Barclays CAPE® US Sector II ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2024, is available on the Barclays Capital, Inc. website https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

DoubleLine Flexible Income Fund	(Unaudited)

Schedule of Investments	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 5.8%
	Affirm, Inc.
2,250,000	Series 2024-X2-D	6.08	%(a)	12/17/2029	2,255,602
	Amur Equipment Finance Receivables LLC
650,000	Series 2021-1A-E	4.13	%(a)	03/20/2028	649,453
	Apollo Aviation Securitization Equity Trust
1,107,915	Series 2022-1A-A	6.00	%(a)	05/16/2047	1,091,396
1,964,278	Series 2024-1A-B	6.90	%(a)	05/16/2049	1,997,390
2,456,908	Series 2024-2A-B	6.61	%(a)	09/16/2049	2,436,569
	Arivo Acceptance Auto Loan Receivables Trust
513,000	Series 2021-1A-C	3.77	%(a)	03/15/2027	510,412
	Blue Stream Communications LLC
1,000,000	Series 2024-1A-B	6.04	%(a)	11/20/2054	1,000,811
1,000,000	Series 2024-1A-C	8.71	%(a)	11/20/2054	1,000,378
	Bojangles Issuer LLC
1,000,000	Series 2024-1A-A2	6.58	%(a)	11/20/2054	989,109
	Business Jet Securities LLC
1,889,671	Series 2024-2A-C	7.97	%(a)	09/15/2039	1,893,301
	CAI International, Inc.
638,125	Series 2020-1A-B	3.50	%(a)	09/25/2045	597,928
	Castlelake Aircraft Securitization Trust
2,468,915	Series 2018-1-B	5.30	%(a)	06/15/2043	2,098,733
	Cologix Data Centers US Issuer LLC
2,250,000	Series 2021-1A-A2	3.30	%(a)	12/26/2051	2,137,534
	Compass Datacenters LLC
1,500,000	Series 2024-1A-B	7.00	%(a)	02/25/2049	1,512,630
500,000	Series 2024-2A-B2	6.00	%(a)	08/25/2049	491,532
	Diamond Resorts Owner Trust
474,961	Series 2021-1A-D	3.83	%(a)	11/21/2033	463,207
	DigitalBridge Group, Inc.
2,000,000	Series 2023-1A-B	5.75	%(a)	09/15/2048	1,959,322
	ExteNet LLC
1,500,000	Series 2024-1A-C	9.05	%(a)	07/25/2054	1,524,104
	Falko Regional Aircraft Ltd.
3,181,006	Series 2021-1A-A	5.75%		04/15/2041	3,095,694
	GreenSky Home Improvement Issuer Trust
600,000	Series 2024-2-D	6.43	%(a)	10/27/2059	604,419
	Jersey Mike’s Funding
1,855,212	Series 2019-1A-A2	4.43	%(a)	02/15/2050	1,833,644
	JOL Air Ltd.
853,013	Series 2019-1-B	4.95	%(a)	04/15/2044	838,483
	Lendingpoint Asset Securitization Trust
1,389,955	Series 2022-C-B	7.46	%(a)	02/15/2030	1,391,374
	Loanpal Solar Loan Ltd.
961,052	Series 2021-1GS-C	3.50	%(a)	01/20/2048	726,057
	Luminace Issuer LLC
729,210	Series 2024-1-A	5.87	%(a)	10/30/2031	715,021
	Lunar Structured Aircraft Portfolio Notes
2,628,097	Series 2021-1-C	5.68	%(a)	10/15/2046	2,552,261
	MAPS Ltd.
104,380	Series 2021-1A-C	5.44	%(a)	06/15/2046	100,323
	Mariner Finance Issuance Trust
2,250,000	Series 2024-BA-A	4.91	%(a)	11/20/2038	2,217,883
	Marlette Funding Trust
750,000	Series 2022-1A-D	3.39	%(a)	04/15/2032	728,565
2,500,000	Series 2022-3A-C	6.89	%(a)	11/15/2032	2,529,013

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Mosaic Solar Loans LLC
230,928	Series 2018-1A-C	0.00	%(a)(b)	06/22/2043	223,420
	Pagaya AI Debt Selection Trust
2,559,259	Series 2021-3-C	3.27	%(a)	05/15/2029	2,435,156
1,350,000	Series 2021-5-CERT	0.00	%(a)(c)(d)	08/15/2029	50,643
905,499	Series 2024-1-A	6.66	%(a)	07/15/2031	916,689
	Subway Funding LLC
1,000,000	Series 2024-3A-A23	5.91	%(a)	07/30/2054	980,214
	Switch ABS Issuer LLC
1,500,000	Series 2024-1A-B	6.50	%(a)	03/25/2054	1,512,353
1,250,000	Series 2024-2A-C	10.03	%(a)	06/25/2054	1,295,196
	Tesla Sustainable Energy Trust
1,500,000	Series 2024-1A-C	6.25	%(a)	06/21/2050	1,490,303
	Upstart Pass-Through Trust Series
630,305	Series 2021-ST3-A	2.00	%(a)	05/20/2027	622,462
	Upstart Securitization Trust
956,504	Series 2021-3-C	3.28	%(a)	07/20/2031	941,867
4,000,000	Series 2021-4-C	3.19	%(a)	09/20/2031	3,869,338
2,850,000	Series 2024-1-B	6.24	%(a)	11/20/2034	2,844,792
	Vivant Solar Financing V Parent LLC
4,225,228	Series 2018-1A-A	4.73	%(a)	04/30/2048	3,960,681
	Willis Lease Finance Corp.
941,281	Series 2018-A-A	4.75	%(a)(e)	09/15/2043	932,233
	Zephyrus Capital Aviation Partners
532,602	Series 2018-1-A	4.61	%(a)	10/15/2038	515,853
	Total Asset Backed Obligations (Cost $65,511,185)				64,533,348
BANK LOANS - 11.5%
	AAdvantage Loyalty IP Ltd.
157,500	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	9.63%		04/20/2028	161,956
	ABG Intermediate Holdings 2 LLC
54,810	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.59%		12/21/2028	55,093
	Access CIG LLC
318,814	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.50% Floor)	9.59%		08/18/2028	322,315
	Acrisure LLC
2,166,799	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.36%		11/06/2030	2,173,061
	Acuris Finance US, Inc.
257,111	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.08%		02/16/2028	259,129
	ADMI Corp.
182,176	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.22%		12/23/2027	179,443
272,250	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	10.11%		12/23/2027	273,952
	AI Aqua Merger Sub, Inc.
1,968,252	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.05%		07/31/2028	1,972,366
	Air Canada
173,688	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.34%		03/21/2031	174,719
	AlixPartners LLP
285,024	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	6.97%		02/04/2028	286,489
	Alliant Holdings Intermediate LLC
410,858	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.11%		09/19/2031	412,423
	Allied Universal Holdco LLC
2,642,011	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.21%		05/15/2028	2,653,926

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Allspring Buyer LLC
613,661	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.44%	11/01/2030	615,425
	Alpha Generation LLC
408,975	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.11%	09/30/2031	412,349
	Alterra Mountain Co.
336,121	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.11%	08/17/2028	338,747
188,814	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%	05/31/2030	190,704
	Altice France SA
390,601	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	10.16%	08/31/2028	314,727
	Amentum Holdings, Inc.
470,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.61%	09/29/2031	468,921
	Apple Bidco LLC
121,250	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.22%	09/25/2028	122,094
	Applied Systems, Inc.
194,025	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.33%	02/24/2031	196,131
125,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.25%, 0.00% Floor)	9.85%	02/23/2032	128,817
	Apro LLC
354,113	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.27%	07/09/2031	358,022
	Arches Buyer, Inc.
135,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.71%	12/06/2027	132,141
	Ardonagh Group Finco Pty Ltd.
12,444	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.08%	02/18/2031	12,537
141,637	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%, 0.00% Floor)	8.53%	02/18/2031	142,699
59,345	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%, 0.00% Floor)	8.53%	02/18/2031	59,790
	Arsenal AIC Parent LLC
54,725	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%	08/19/2030	55,259
	Artera Services LLC
204,618	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	8.83%	02/10/2031	203,183
	Ascend Learning LLC
507,494	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.96%	12/11/2028	510,866
491,549	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.96%	12/11/2028	494,815
143,216	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.75%, 0.50% Floor)	10.21%	12/10/2029	142,411
	Aspire Bakeries Holdings LLC
394,008	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%	12/23/2030	398,440
	Asplundh Tree Expert LLC
501,970	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%	05/23/2031	503,288
	AssuredPartners, Inc.
2,617,592	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%	02/14/2031	2,626,177
	Asurion LLC
260,367	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.72%	07/30/2027	260,103
50,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.94%	02/03/2028	48,982
272,080	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.71%	08/21/2028	272,664

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
165,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.72%	01/22/2029	159,753
142,804	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%	09/19/2030	142,626
	AthenaHealth Group, Inc.
2,124,622	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.61%	02/15/2029	2,134,109
	Aveanna Healthcare LLC
1,048,329	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.36%	07/17/2028	1,041,321
118,610	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.00%, 0.50% Floor)	11.66%	12/10/2029	114,755
	Bally’s Corp.
345,970	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.14%	10/02/2028	328,068
	Bausch + Lomb Corp.
2,440,645	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.69%	05/10/2027	2,452,958
182,688	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.33%	09/29/2028	183,887
	BCP Renaissance Parent LLC
272,648	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.33%	10/31/2028	275,403
	BCPE Empire Holdings, Inc.
1,092,764	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%	12/26/2028	1,100,168
	Belron Finance LLC
408,975	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	7.27%	10/16/2031	413,386
	Boost Newco Borrower LLC
428,925	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.83%	01/31/2031	432,054
	Boxer Parent Co., Inc.
1,985,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.34%	07/30/2031	2,003,838
235,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.75%, 0.00% Floor)	10.34%	07/30/2032	231,867
	Brand Industrial Services, Inc.
545,805	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.07%	08/01/2030	532,211
	Brazos Delaware II LLC
44,663	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	8.25%	02/11/2030	45,029
	BroadStreet Partners, Inc.
37,899	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%	06/13/2031	38,073
370,247	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%	06/16/2031	371,947
	Brown Group Holding LLC
342,880	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.12%	07/01/2031	344,569
123,663	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.12%	07/01/2031	124,272
	Caesars Entertainment, Inc.
362,263	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	6.61%	02/06/2031	363,507
	Camelot US Acquisition LLC
337,635	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.11%	01/31/2031	337,794
78,302	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.11%	01/31/2031	78,339
7,159	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.11%	01/31/2031	7,163
	Carnival Corp.
42,747	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	7.11%	08/09/2027	43,115
434,679	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	7.11%	10/18/2028	438,348

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Castle US Holding Corp.
130,713	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.53%	01/29/2027	77,867
	Castlelake Aviation One LLC
384,680	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	6.86%	10/22/2026	385,978
	Cengage Learning, Inc.
78,419	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 1.00% Floor)	7.86%	11/24/2031	78,924
135,506	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 1.00% Floor)	8.01%	11/24/2031	136,377
	Central Parent LLC
2,157,829	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.85%	07/06/2029	2,132,076
	Chariot Buyer LLC
830,734	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.71%	11/03/2028	836,707
	Charter Next Generation, Inc.
207,477	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.75% Floor)	7.53%	12/02/2030	208,856
	CHG Healthcare Services, Inc.
1,694,727	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.40%	09/29/2028	1,702,964
268,643	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.28%	09/29/2028	271,217
	CHG PPC Parent LLC
702,901	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.47%	12/08/2028	707,737
	Clarios Global LP
513,713	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%	05/06/2030	516,474
	Cloud Software Group, Inc.
599,442	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	7.83%	03/29/2029	601,963
1,502	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.83%	03/29/2029	1,509
410,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.31%	03/24/2031	411,831
	ClubCorp Holdings, Inc.
311,548	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	9.33%	09/18/2026	312,879
12,706	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	9.33%	09/18/2026	12,760
	Clydesdale Acquisition Holdings, Inc.
313,773	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.18%, 0.50% Floor)	7.53%	04/13/2029	314,754
	CMG Media Corp.
109,289	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.93%	06/18/2029	98,578
	CNT Holdings I Corp.
339,025	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.75% Floor)	8.09%	11/08/2027	341,664
	Columbus McKinnon Corp./NY
18,098	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	6.83%	05/15/2028	18,234
	CommScope T/L
407,940	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.50%, 0.00% Floor)	9.86%	12/18/2029	396,304
0	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.50%, 0.00% Floor)	9.86%	12/18/2029	—
	Compass Power Generation LLC
520,611	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.11%	04/16/2029	525,817

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Connect Finco SARL
76,927	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%		12/11/2026	76,326
	Conservice Midco LLC
257,852	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	7.86%		05/13/2027	260,108
	Constant Contact, Inc.
384,907	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	8.92%		02/10/2028	345,935
	Construction Partners, Inc.
480,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%)	6.84%		11/03/2031	483,302
	CoreLogic, Inc.
527,048	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.19%		06/02/2028	521,354
	Cornerstone Building Brands, Inc.
147,321	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.75%		04/12/2028	141,097
49,875	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	8.90%		05/15/2031	48,177
	Cornerstone Generation LLC
670,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	7.65%		10/28/2031	676,700
	Cornerstone OnDemand, Inc.
276,638	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.22%		10/16/2028	244,271
	Corpay Technologies Operating Co. LLC
748,125	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%		04/28/2028	748,256
	Cotiviti, Inc.
656,180	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.30%		04/30/2031	660,695
	CPI Holdco B LLC
134,663	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		05/19/2031	134,554
240,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	6.65%		05/19/2031	240,226
	CPPIB OVM Member US LLC
179,550	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.58%		08/20/2031	180,953
	CQP Holdco LP
358,202	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	6.33%		12/31/2030	359,232
	Crosby US Acquisition Corp.
168,977	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.07%		08/16/2029	170,921
	Cross Financial Corp.
248,085	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		10/31/2031	249,946
	Crown Equipment Corp.
480,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%)	6.94%		10/10/2031	483,900
	Crown Finance US, Inc.
410,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.80%		12/02/2031	410,705
	CSC Holdings LLC
315,855	Senior Secured First Lien Term Loan (1 Month Synthetic LIBOR + 2.50%, 0.00% Floor)	7.17	%(f)	04/15/2027	292,166
	Cube A&D Buyer, Inc.
515,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.13%		10/20/2031	519,076
	Curium Bidco Sarl
148,024	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.83%		07/31/2029	149,782
65,771	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.83%		07/31/2029	66,552
221,936	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.83%		07/31/2029	224,572

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Cyborg Oldco DC Holdings, Inc.
102,725	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	7.30	%(d)(g)	05/01/2026	565
	Dcert Buyer, Inc.
218,778	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.36%		10/16/2026	210,728
95,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 7.00%, 0.00% Floor)	11.36%		02/16/2029	77,425
	Deerfield Dakota Holding LLC
1,329,260	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	8.35%		04/09/2027	1,303,093
	Dexko Global, Inc.
420,538	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.34%		10/04/2028	398,622
	DG Investment Intermediate Holdings 2, Inc.
789,611	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.22%		03/31/2028	798,987
45,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.75% Floor)	11.22%		03/29/2029	44,909
	Directv Financing LLC
159,862	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.75% Floor)	9.85%		08/02/2027	160,676
131,743	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 0.75% Floor)	10.10%		08/02/2029	129,612
	Dun & Bradstreet Corp.
236,550	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.59%		01/18/2029	236,994
	Dynasty Acquisition Co., Inc.
107,467	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%)	6.61%		10/31/2031	108,096
282,533	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.61%		10/31/2031	284,189
	EAB Global, Inc.
431,738	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.61%		08/16/2028	433,950
	Ecovyst Catalyst Technologies LLC
252,522	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.84%		06/12/2031	253,963
654,688	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.84%		06/12/2031	658,423
	Edelman Financial Engines Center LLC
190,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.61%		10/06/2028	191,960
	Edelman Financial Engines Center T/L
731,576	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%)	7.38%		04/07/2028	736,909
	Edgewater Generation LLC
228,974	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%		08/01/2030	232,491
	EG America LLC
672,589	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%		02/07/2028	678,333
	Eisner Advisory Group LLC
361,683	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.36%		02/28/2031	366,269
	Element Materials Technology Group US Holdings, Inc.
389,786	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.08%		06/25/2029	392,832
	Ellucian Holdings, Inc.
418,679	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%		10/29/2029	422,029
30,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.11%		11/22/2032	30,650
	Emrld Borrower LP
384,400	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.83%		08/04/2031	386,403
	Energizer Holdings, Inc.
125,416	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		12/22/2027	125,906

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Everi Holdings, Inc.
126,113	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	6.97%		08/03/2028	126,577
	Fertitta Entertainment LLC/NV
2,643,166	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.86%		01/29/2029	2,656,250
	FinThrive Software Intermediate Holdings, Inc.
163,579	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.50%		12/18/2028	110,228
	First Advantage Holdings LLC
787,993	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		10/31/2031	797,350
	Focus Financial Partners LLC
997,831	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		09/17/2031	1,008,243
	Foresight Energy LLC
104,730	Senior Secured First Lien Term Loan (3 mo. SOFR US + 8.00%, 1.50% Floor)	12.43	%(d)	06/30/2027	83,260
	Fortrea Holdings, Inc.
15,332	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%, 0.50% Floor)	8.49%		07/01/2030	15,485
	Freeport LNG Investments LLLP
651,048	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	7.84%		12/21/2028	654,964
	Frontdoor, Inc.
155,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.61%		12/19/2031	155,775
	Frontier Communications Holdings LLC
403,988	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.76%		07/01/2031	409,542
	Gainwell Acquisition Corp.
1,099,184	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	8.69%		10/01/2027	1,067,428
	Garda World Security Corp.
787,283	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	7.90%		02/01/2029	791,716
	GBT US III LLC
170,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.63%		07/28/2031	171,041
	GIP II Blue Holding LP
87,240	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	8.11%		09/29/2028	87,968
	GIP Pilot Acquisition Partners LP
153,973	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.09%		10/04/2030	155,128
	Gogo Intermediate Holdings LLC
419,825	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.22%		04/28/2028	399,489
	Golden State Foods LLC
330,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.77%		12/04/2031	333,351
	Graham Packaging Co., Inc.
456,756	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%		08/04/2027	458,407
	Grant Thornton Advisors Holdings LLC
111,413	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	7.13%		05/30/2031	111,577
	Grant Thornton LLP/Chicago
279,300	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.82%		05/30/2031	279,711
	Gray Television, Inc.
360,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	7.67%		12/01/2028	333,609
	Great Outdoors Group LLC
658,707	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.22%		03/06/2028	663,153

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Greystone Select Financial LLC
66,769	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.75% Floor)	9.88%		06/19/2028	66,602
	Grifols Worldwide Operations USA, Inc.
226,167	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.74%		11/15/2027	225,616
	Hamilton Projects Acquiror LLC
94,763	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.32%		05/30/2031	95,621
	Helios Software Holdings, Inc.
329,990	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.09%		07/15/2030	332,341
	Hexion Holdings Corp.
799,405	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.45%		03/15/2029	800,844
	Hightower Holding LLC
1,310,146	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.07%		04/21/2028	1,318,878
	Hilton Grand Vacations Borrower LLC
228,275	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.61%		01/17/2031	229,292
	HomeServe USA Holding Corp.
183,613	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.37%		10/21/2030	184,003
	Hunter Douglas, Inc.
579,613	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.02%		02/26/2029	580,048
212,827	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.02%		02/26/2029	212,987
	INEOS US Finance LLC
740,706	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		02/19/2030	744,939
	Ineos US Finance T/L B
109,725	Senior Secured Term Loan	7.76	%(h)	02/07/2031	110,754
	INEOS US Petrochem LLC
476,400	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.71%		03/29/2029	480,568
325,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.61%		10/07/2031	328,656
	ION Trading Finance T/L B
131,012	Senior Secured Term Loan	7.98	%(h)	04/03/2028	131,351
	Iron Mountain Information Management LLC
435,600	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		01/31/2031	436,145
	Kenan Advantage Group, Inc.
362,541	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		01/25/2029	365,262
	Klockner Pentaplast of America, Inc.
222,488	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.73%, 0.50% Floor)	9.72%		02/09/2026	204,133
	Kodiak BP LLC
75,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.27%		12/04/2031	75,147
	Kronos Acquisition Holdings, Inc.
418,950	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.58%		07/08/2031	396,693
	LBM Acquisition LLC
1,500,691	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.30%		06/06/2031	1,490,374
	LC Ahab US Bidco LLC
324,188	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%		05/01/2031	327,228
	Level 3 Financing, Inc.
68,130	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.56%, 2.00% Floor)	10.92%		04/16/2029	69,586
68,130	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.56%, 2.00% Floor)	11.13%		04/15/2030	69,552

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Life Time, Inc.
335,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%)	7.03%	11/05/2031	336,759
	LifePoint Health, Inc.
69,825	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 1.00% Floor)	7.96%	05/19/2031	70,065
792,378	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.41%	05/19/2031	796,178
	Light & Wonder International, Inc.
230,319	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	6.63%	04/16/2029	231,554
	Lightning Power LLC
344,138	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.74%	08/18/2031	348,487
	Lumen Technologies, Inc.
290,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.35%)	7.04%	04/16/2029	273,274
	Lummus Technology Holdings V LLC
449,150	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%)	7.36%	12/31/2029	453,152
	Madison IAQ LLC
555,780	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.75%, 0.50% Floor)	7.89%	06/21/2028	558,473
	Madison Safety & Flow LLC
204,488	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%	09/26/2031	206,245
	McAfee Corp.
508,265	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.37%	03/01/2029	509,345
	Medline Borrower LP
580,343	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	6.61%	10/23/2028	583,048
	MH Sub I LLC
510,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.25%)	8.76%	12/11/2031	506,333
	Michaels Cos., Inc.
132,519	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.75% Floor)	9.17%	04/17/2028	107,302
	Mister Car Wash Holdings, Inc.
84,788	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.09%	03/27/2031	85,294
	Mitchell International, Inc.
972,563	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.61%	06/17/2031	974,294
215,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.82%	06/17/2032	213,209
	MITER Brands Acquisition Holdco, Inc.
89,550	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%	03/28/2031	90,576
	Modena Buyer LLC
145,569	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	9.10%	07/01/2031	141,358
	Motion Finco Sarl
266,898	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.83%	11/30/2029	264,507
	Natgasoline LLC
791,179	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.00% Floor)	9.02%	11/14/2025	787,223
	NEP Group, Inc.
636,385	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25% + 1.50% PIK, 0.00% Floor)	8.12%	08/19/2026	583,247
61,957	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25% + 1.50% PIK, 0.00% Floor)	8.12%	08/19/2026	56,783

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Newfold Digital Holdings Group, Inc.
196,556	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.14%	02/10/2028	133,505
	Nouryon Finance BV
281,840	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.66%	04/03/2028	284,395
74,618	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.66%	04/03/2028	75,294
	Nvent Thermal LLC
525,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	8.02%	09/12/2031	531,400
	Olympus Water US Holding Corp.
603,488	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.10%	06/23/2031	606,128
	OneDigital Borrower LLC
676,600	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.61%	07/02/2031	679,158
225,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.50% Floor)	9.61%	07/02/2032	224,509
	Ontario Gaming GTA LP
425,718	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.89%	08/01/2030	427,125
	Oryx Midstream Services Permian Basin LLC
371,250	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.51%	10/05/2028	374,005
	Ovg Business Services LLC
324,188	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.36%	06/25/2031	325,403
	Pacific Dental Services, Inc.
441,899	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.13%	03/17/2031	445,489
	Packaging Coordinators Midco, Inc.
568,575	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.75% Floor)	7.84%	11/30/2027	571,773
	Pactiv Evergreen Group Holdings, Inc.
241,722	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%	09/25/2028	243,044
61,773	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%	09/25/2028	62,111
49,003	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%	09/25/2028	49,272
	Par Petroleum LLC
83,513	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.33%	02/28/2030	83,409
	Penn Entertainment, Inc.
387,114	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	6.86%	05/03/2029	389,172
	Peraton Corp.
543,557	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.21%	02/01/2028	507,150
	Perrigo Investments LLC
178,851	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%	04/20/2029	179,700
	PetSmart LLC
839,948	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.21%	02/14/2028	838,197
	Phoenix Newco, Inc.
804,686	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.36%	11/15/2028	811,224
	Playa Resorts Holding BV
323,745	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.11%	01/05/2029	324,442
	PointClickCare Technologies, Inc.
585,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.58%	11/03/2031	589,387
	Polar US Borrower LLC
65,691	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.98%	10/15/2028	47,692

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
80	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.98%	10/15/2028	58
80	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.98%	10/15/2028	58
65,285	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.98%	10/15/2028	47,397
	Polaris Newco LLC
805,253	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	8.85%	06/05/2028	807,721
	Pregis TopCo LLC
512,772	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.36%	07/31/2026	516,756
	Pretium PKG Holdings, Inc.
3,489	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.60%, 1.00% Floor)	9.17%	10/02/2028	2,790
213,154	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.60%, 1.00% Floor)	9.17%	10/02/2028	170,456
74,054	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 1.00% Floor)	9.57%	10/02/2028	76,553
1,982	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 1.00% Floor)	9.57%	10/02/2028	2,049
65,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 6.75%, 0.50% Floor)	11.53%	10/01/2029	24,449
	Proofpoint, Inc.
1,706,873	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.36%	08/31/2028	1,717,123
	Quikrete Holdings, Inc.
152,669	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.61%	03/19/2029	152,765
69,475	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%	04/14/2031	69,522
	Radiology Partners, Inc.
781,630	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.28%	01/31/2029	774,400
17,188	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.28%	01/31/2029	17,029
	RealPage, Inc.
190,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.08%	04/24/2028	191,129
	Restaurant Technologies, Inc.
679,187	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	668,364
64,869	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	63,835
64,869	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	63,835
	Sabre GLBL, Inc.
68,225	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.97%	12/17/2027	66,519
38,797	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.97%	12/17/2027	37,827
94,859	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.00%, 0.00% Floor)	10.46%	11/15/2029	92,962
217,790	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.00%, 0.00% Floor)	10.46%	11/15/2029	217,245
	Sandisk Corp./DE
255,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	7.52%	02/09/2032	251,096
	Scientific Games Holdings LP
259,350	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.59%	04/04/2029	260,290
	Sedgwick Claims Management Services, Inc.
503,738	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.59%	07/31/2031	507,397
	Select Medical Corp.
315,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	6.53%	12/03/2031	316,443

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Signia Aerospace LLC
292,846	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.40%		12/11/2031	293,397
357,923	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.40%		12/11/2031	358,596
	Six Flags Entertainment Corp.
139,300	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		05/01/2031	139,909
	Sotera Health Holdings LLC
643,388	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.84%		05/30/2031	645,803
	Southern Veterinary Partners LLC
715,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.71%		12/04/2031	720,945
	Spin Holdco, Inc.
151,703	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	8.71%		03/06/2028	128,439
	SS&C Technologies, Inc.
284,625	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.36%		05/09/2031	285,692
	Staples, Inc.
219,450	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.75%, 0.50% Floor)	10.18%		09/10/2029	210,296
	Starwood Property Mortgage LLC
98,473	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.75% Floor)	7.71%		07/27/2026	98,658
	Station Casinos LLC
143,913	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.38%		03/14/2031	144,307
	StubHub Holdco Sub LLC
786,764	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.11%		03/15/2030	789,714
	SWF Holdings I FLSO T/L A2
197,945	Senior Secured Term Loan	8.48	%(h)	10/06/2028	178,150
	Tamko Building Products LLC
182,500	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%)	7.08%		09/20/2030	184,212
182,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%)	7.09%		09/20/2030	184,212
	Team Health Holdings, Inc.
407,266	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	9.84%		03/02/2027	394,895
	Tecta America Corp.
193,859	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.75% Floor)	8.71%		04/10/2028	195,152
	Tempur Sealy International, Inc.
1,655,000	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 2.50%, 0.00% Floor)	6.81%		10/24/2031	1,661,719
	Thunder Generation Funding LLC
488,775	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.61%		10/03/2031	492,592
	Tiger Acquisition LLC
764,336	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.34%		06/01/2028	766,247
	Titan Acquisition Ltd./Canada
976,384	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.50%, 0.00% Floor)	8.78%		02/15/2029	985,845
	TK Elevator US Newco, Inc.
393,015	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	8.59%		04/30/2030	396,358
225,758	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	8.59%		04/30/2030	227,678
	Trans Union LLC
179,100	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%		06/24/2031	179,072

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	TransDigm, Inc.
653,365	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.83%	02/28/2031	655,220
443,888	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.32%	01/20/2032	445,332
	Travelport Finance Luxembourg Sarl
50,392	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.41%, 1.00% Floor)	11.32%	09/29/2028	47,321
153,342	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.41%, 1.00% Floor)	11.32%	09/29/2028	143,997
	Traverse Midstream Partners T/L B
86,168	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 5.00% Floor)	7.56%	02/16/2028	86,743
	TricorBraun Holdings, Inc.
392,705	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.72%	03/03/2028	392,913
	Trident TPI Holdings, Inc.
498,047	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.19%	09/18/2028	503,139
	Triton Water Holdings, Inc.
1,888,887	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	7.84%	03/31/2028	1,906,133
	UFC Holdings LLC
385,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.77%	11/21/2031	387,603
	UKG, Inc.
2,626,326	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.62%	02/10/2031	2,648,138
	Ultra Clean Holdings, Inc.
229,568	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%	02/25/2028	231,721
	United Airlines, Inc.
362,312	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.63%	02/24/2031	363,963
	United Natural Foods, Inc.
189,050	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.44%	05/01/2031	192,500
	United Talent Agency LLC
138,950	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.20%	07/07/2028	139,992
	Univision Communications, Inc.
400,105	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	06/25/2029	402,482
	Upbound Group, Inc.
129,078	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	7.34%	02/17/2028	129,400
	Vantage Specialty Chemicals, Inc.
657,485	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.50% Floor)	9.11%	10/26/2026	651,732
	Verde Purchaser LLC
159,599	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.10%	11/29/2030	160,297
	Vestis Corp.
120,531	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.76%	02/24/2031	120,984
	Victra Holdings LLC
34,125	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.75% Floor)	9.61%	03/29/2029	34,615
	Virgin Media Bristol LLC
500,000	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.18%, 0.00% Floor)	7.72%	03/31/2031	496,003
	Vistra Operations Co. LLC
94,050	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%	12/20/2030	94,371
	Vizient, Inc.
326,549	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	6.36%	08/01/2031	329,488

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Vortex Opco LLC
101,400	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.03%		12/17/2028	64,439
	VT Topco, Inc.
103,953	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.33%		08/12/2030	104,807
	Wand NewCo 3, Inc.
112,791	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		01/30/2031	113,393
67,890	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		01/30/2031	68,252
	WaterBridge Midstream Operating LLC
543,638	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	9.08%		06/27/2029	542,278
	WaterBridge NDB Operating LLC
265,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%)	8.38%		05/10/2029	268,195
	WEC US Holdings, Inc.
463,838	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.80%		01/27/2031	464,779
	WestJet Loyalty LP
918,063	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.58%		02/14/2031	922,983
	Whatabrands LLC
1,008,363	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.86%		08/03/2028	1,011,998
	White Cap Supply Holdings LLC
875,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.82%		10/31/2029	877,769
	WhiteWater DBR HoldCo LLC
169,575	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.63%		03/03/2031	170,793
	Wyndham Hotels & Resorts, Inc.
532,325	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.11%		05/28/2030	533,847
	Zayo Group Holdings, Inc.
266,026	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.47%		03/09/2027	249,742
	Zelis Payments Buyer, Inc.
480,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.61%		11/26/2031	482,299
	Ziggo Financing Partnership
235,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.01%		04/28/2028	234,310
	Total Bank Loans (Cost $128,275,042)				128,695,503
COLLATERALIZED LOAN OBLIGATIONS - 17.0%
	Aimco CDO
2,000,000	Series 2021-15A-D (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.81	%(a)	10/17/2034	2,017,522
1,000,000	Series 2024-21A-D1 (3 mo. Term SOFR + 3.15%, 3.15% Floor)	7.78	%(a)	04/18/2037	1,020,753
	Babson CLO Ltd./Cayman Islands
1,737,500	Series 2015-2A-ER (3 mo. Term SOFR + 6.71%, 0.00% Floor)	11.33	%(a)	10/20/2030	1,753,244
	Bain Capital Credit CLO
1,250,000	Series 2021-7A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.14	%(a)	01/22/2035	1,261,250
	Blackstone, Inc.
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 2.76%, 0.00% Floor)	7.42	%(a)	04/15/2031	1,504,809
	BlueMountain CLO Ltd.
3,770,000	Series 2013-2A-DR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.79	%(a)	10/22/2030	3,798,734
500,000	Series 2015-3A-CR (3 mo. Term SOFR + 2.86%, 0.00% Floor)	7.48	%(a)	04/20/2031	501,075
1,000,000	Series 2016-3A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	7.89	%(a)	11/15/2030	1,008,888
1,000,000	Series 2017-2A-C (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.88	%(a)	10/20/2030	1,007,749
2,500,000	Series 2018-23A-D1R (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.47	%(a)	07/20/2037	2,560,975

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Canyon Capital CLO Ltd.
1,000,000	Series 2012-1RA-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.92	%(a)	07/15/2030	1,007,173
2,000,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	7.60	%(a)	01/30/2031	2,016,083
1,000,000	Series 2022-1A-D (3 mo. Term SOFR + 3.20%, 3.20% Floor)	7.85	%(a)	04/15/2035	1,008,779
	Canyon CLO
3,000,000	Series 2020-2A-DR (3 mo. Term SOFR + 3.41%, 3.15% Floor)	8.07	%(a)	10/15/2034	3,025,896
1,000,000	Series 2021-4A-B (3 mo. Term SOFR + 1.96%, 1.70% Floor)	6.62	%(a)	10/15/2034	1,006,391
2,500,000	Series 2021-4A-D (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.97	%(a)	10/15/2034	2,521,595
1,000,000	Series 2021-4A-E (3 mo. Term SOFR + 6.56%, 6.30% Floor)	11.22	%(a)	10/15/2034	1,008,331
	Captree Park CLO Ltd.
1,100,000	Series 2024-1A-D (3 mo. Term SOFR + 3.25%, 3.25% Floor)	7.87	%(a)	07/20/2037	1,122,993
	Carlyle Global Market Strategies
500,000	Series 2020-2A-CR (3 mo. Term SOFR + 3.46%, 3.20% Floor)	8.09	%(a)	01/25/2035	504,587
1,000,000	Series 2024-2A-D (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.48	%(a)	04/25/2037	1,024,393
500,000	Series 2024-4A-D (3 mo. Term SOFR + 3.20%, 3.20% Floor)	8.53	%(a)	07/20/2037	510,425
	Cathedral Lake CLO Ltd.
3,500,000	Series 2021-8A-C (3 mo. Term SOFR + 2.88%, 2.62% Floor)	7.50	%(a)	01/20/2035	3,517,684
3,500,000	Series 2021-8A-D1 (3 mo. Term SOFR + 3.68%, 3.42% Floor)	8.30	%(a)	01/20/2035	3,533,277
	Cent CLO
500,000	Series 2018-27A-DR (3 mo. Term SOFR + 4.09%, 3.83% Floor)	8.72	%(a)	01/25/2035	504,824
	Chenango Park CLO
1,500,000	Series 2018-1A-C (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.92	%(a)	04/15/2030	1,511,141
	CIFC Funding Ltd.
1,000,000	Series 2019-3A-CR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.96	%(a)	10/16/2034	1,008,685
1,000,000	Series 2019-3A-D1R2 (3 mo. Term SOFR + 2.75%, 2.75% Floor)	0.00	%(a)	01/16/2038	1,000,000
	Crown City CLO
4,000,000	Series 2024-6A-D1 (3 mo. Term SOFR + 3.50%, 3.50% Floor)	8.82	%(a)	07/15/2037	4,096,864
	Dryden Senior Loan Fund
3,000,000	Series 2015-37A-DR (3 mo. Term SOFR + 2.76%, 2.50% Floor)	7.42	%(a)	01/15/2031	3,011,928
1,000,000	Series 2017-50A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.17	%(a)	07/15/2030	1,007,617
1,000,000	Series 2019-68A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	8.27	%(a)	07/15/2035	998,710
900,000	Series 2020-77A-DR (3 mo. Term SOFR + 3.26%, 3.26% Floor)	7.78	%(a)	05/20/2034	909,269
	Goldentree Loan Opportunities Ltd.
1,000,000	Series 2024-20A-D (3 mo. Term SOFR + 3.15%, 3.15% Floor)	7.77	%(a)	07/20/2037	1,020,210
1,000,000	Series 2024-21A-D (3 mo. Term SOFR + 3.05%, 3.05% Floor)	7.67	%(a)	07/20/2037	1,020,133
	Halcyon Loan Advisors Funding Ltd.
308,400	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	9.88	%(a)	04/28/2025	62,451
500,000	Series 2018-1A-A2 (3 mo. Term SOFR + 2.06%, 1.80% Floor)	6.68	%(a)	07/21/2031	501,744
	Highbridge Loan Management Ltd.
2,000,000	Series 2013-2A-CR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.78	%(a)	10/20/2029	2,015,123
	ING Investment Management CLO Ltd.
3,900,000	Series 2013-1A-CR (3 mo. Term SOFR + 3.21%, 0.00% Floor)	7.87	%(a)	10/15/2030	3,928,985
	LCM LP
5,000,000	Series 26A-D (3 mo. Term SOFR + 2.76%, 2.50% Floor)	7.38	%(a)	01/20/2031	5,023,214
1,500,000	Series 27A-D (3 mo. Term SOFR + 3.21%, 0.00% Floor)	7.86	%(a)	07/16/2031	1,496,686
	LCM XIII LP
3,175,000	Series 14A-DR (3 mo. Term SOFR + 3.01%, 0.00% Floor)	7.63	%(a)	07/20/2031	3,199,182
	Lodi Park CLO Ltd.
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.00%, 3.00% Floor)	8.29	%(a)	07/21/2037	510,360
	Madison Park Funding Ltd.
4,500,000	Series 2015-18A-BR (3 mo. Term SOFR + 1.86%, 0.00% Floor)	6.48	%(a)	10/21/2030	4,510,912
	Magnetite CLO Ltd.
3,500,000	Series 2018-20A-D (3 mo. Term SOFR + 2.76%, 0.00% Floor)	7.38	%(a)	04/20/2031	3,521,205
1,750,000	Series 2019-23A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.94	%(a)	01/25/2035	1,766,087

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Marble Point CLO
5,500,000	Series 2021-2A-B (3 mo. Term SOFR + 2.11%, 1.85% Floor)	6.74	%(a)	07/25/2034	5,525,408
3,500,000	Series 2021-3A-D1 (3 mo. Term SOFR + 3.76%, 3.50% Floor)	8.41	%(a)	10/17/2034	3,532,101
	Menlo CLO Ltd.
5,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.75	%(a)	01/20/2038	5,026,905
	Myers Park CLO
1,000,000	Series 2018-1A-D (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.93	%(a)	10/20/2030	1,007,682
	Neuberger Berman CLO Ltd.
4,000,000	Series 2017-16SA-DR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.82	%(a)	04/15/2034	4,033,969
1,000,000	Series 2020-38A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.88	%(a)	10/20/2035	1,008,960
	Octagon Investment Partners Ltd.
4,500,000	Series 2012-1A-CRR (3 mo. Term SOFR + 4.16%, 3.90% Floor)	8.82	%(a)	07/15/2029	4,532,671
500,000	Series 2014-1A-CR3 (3 mo. Term SOFR + 3.01%, 2.75% Floor)	7.53	%(a)	02/14/2031	504,454
1,250,000	Series 2017-1A-D (3 mo. Term SOFR + 6.46%, 0.00% Floor)	11.08	%(a)	03/17/2030	1,253,948
4,000,000	Series 2018-1A-C (3 mo. Term SOFR + 2.86%, 2.60% Floor)	7.48	%(a)	01/20/2031	4,011,331
3,000,000	Series 2018-2A-C (3 mo. Term SOFR + 3.11%, 0.00% Floor)	7.74	%(a)	07/25/2030	3,023,862
500,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.26%, 7.00% Floor)	11.88	%(a)	01/20/2035	471,213
1,000,000	Series 2020-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	8.22	%(a)	07/15/2036	988,657
	Park Avenue Institutional Advisers CLO Ltd.
500,000	Series 2021-2A-D (3 mo. Term SOFR + 3.66%, 3.40% Floor)	8.32	%(a)	07/15/2034	504,285
	Sound Point CLO Ltd.
2,000,000	Series 2015-2A-DRRR (3 mo. Term SOFR + 4.76%, 4.50% Floor)	9.38	%(a)	07/20/2032	1,888,774
500,000	Series 2017-4A-C (3 mo. Term SOFR + 2.76%, 0.00% Floor)	7.38	%(a)	01/21/2031	502,284
6,000,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	8.22	%(a)	07/15/2034	6,051,355
1,000,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	8.39	%(a)	10/25/2034	1,000,591
1,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	8.23	%(a)	07/20/2034	1,008,847
5,000,000	Series 2020-2A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	8.24	%(a)	10/25/2034	5,045,503
7,500,000	Series 2021-4A-A (3 mo. Term SOFR + 1.41%, 1.41% Floor)	6.04	%(a)	10/25/2034	7,514,810
3,375,000	Series 2021-4A-D (3 mo. Term SOFR + 3.66%, 3.66% Floor)	8.29	%(a)	10/25/2034	3,405,541
	Steele Creek CLO Ltd.
5,000,000	Series 2019-2A-BR (3 mo. Term SOFR + 2.11%, 1.85% Floor)	6.77	%(a)	07/15/2032	5,012,571
	Stewart Park CLO
3,500,000	Series 2015-1A-DR (3 mo. Term SOFR + 2.86%, 2.60% Floor)	7.52	%(a)	01/15/2030	3,506,927
	Storm King Park CLO Ltd.
4,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	6.02	%(a)	10/15/2037	4,026,789
	Symphony CLO Ltd.
1,500,000	Series 2015-16A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.97	%(a)	10/15/2031	1,511,324
	TIAA CLO Ltd.
1,500,000	Series 2017-2A-B (3 mo. Term SOFR + 1.76%, 0.00% Floor)	6.41	%(a)	01/16/2031	1,501,887
	Upland CLO
500,000	Series 2016-1A-CR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.78	%(a)	04/20/2031	503,794
	Vibrant CLO Ltd.
500,000	Series 2015-3A-A2RR (3 mo. Term SOFR + 2.11%, 0.26% Floor)	6.73	%(a)	10/20/2031	501,616
2,000,000	Series 2024-4RA-A1A (3 mo. Term SOFR + 1.43%, 1.43% Floor)	6.03	%(a)	10/20/2037	2,005,410
	Voya CLO Ltd.
1,500,000	Series 2017-3A-CR (3 mo. Term SOFR + 3.41%, 0.00% Floor)	8.03	%(a)	04/20/2034	1,513,271
	Wellfleet CLO Ltd.
2,000,000	Series 2019-1A-CR (3 mo. Term SOFR + 3.81%, 3.55% Floor)	8.43	%(a)	07/20/2032	2,016,576
750,000	Series 2021-3A-D (3 mo. Term SOFR + 3.76%, 3.50% Floor)	8.42	%(a)	01/15/2035	756,900
	Wind River CLO Ltd.
2,000,000	Series 2013-2A-E1R (3 mo. Term SOFR + 7.01%, 0.00% Floor)	11.64	%(a)	10/18/2030	2,010,236
2,000,000	Series 2014-1A-DRR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.89	%(a)	07/18/2031	2,015,025
4,000,000	Series 2014-2A-DR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.82	%(a)	01/15/2031	4,029,384
2,000,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.67	%(a)	01/15/2031	1,763,412

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,500,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	8.29	%(a)	10/22/2031	1,511,661
2,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.98%, 3.72% Floor)	8.61	%(a)	04/18/2036	2,017,949
1,750,000	Series 2017-1A-ER (3 mo. Term SOFR + 7.32%, 7.06% Floor)	11.95	%(a)	04/18/2036	1,663,080
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.82	%(a)	07/15/2030	1,511,109
500,000	Series 2021-3A-D (3 mo. Term SOFR + 3.61%, 3.35% Floor)	8.23	%(a)	07/20/2033	504,418
7,500,000	Series 2021-4A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.05	%(a)	01/20/2035	7,514,397
1,000,000	Series 2021-4A-D (3 mo. Term SOFR + 3.46%, 3.20% Floor)	8.08	%(a)	01/20/2035	998,212
	Total Collateralized Loan Obligations (Cost $190,146,357)				191,107,035
FOREIGN CORPORATE BONDS - 4.7%
44,000	1375209 BC Ltd.	9.00	%(a)	01/30/2028	44,116
1,039,273	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	1,026,846
349,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	279,710
1,062,400	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	875,418
200,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	180,871
200,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	181,046
400,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	344,622
200,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	152,158
700,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	643,800
200,000	Aeropuertos Dominicanos Siglo XXI SA	7.00	%(a)	06/30/2034	204,250
200,000	Agrosuper SA	4.60%		01/20/2032	179,070
354,166	AL Candelaria Spain SA	7.50%		12/15/2028	349,994
500,000	AL Candelaria Spain SA	5.75	%(a)	06/15/2033	406,673
500,000	AL Candelaria Spain SA	5.75%		06/15/2033	406,673
200,000	Altice France Holding SA	6.00	%(a)	02/15/2028	52,987
255,000	Altice France SA	5.50	%(a)	10/15/2029	192,273
400,000	AngloGold Ashanti Holdings PLC	3.38%		11/01/2028	369,794
215,000	Ardonagh Finco Ltd.	7.75	%(a)	02/15/2031	221,629
400,000	Aris Mining Corp.	8.00	%(a)	10/31/2029	396,334
210,916	Avation Capital SA 9.00% PIK	8.25	%(a)	10/31/2026	207,365
130,000	Azorra Finance Ltd.	7.75	%(a)	04/15/2030	129,374
500,000	Banco Continental SAECA	2.75%		12/10/2025	483,761
600,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65	%(a)(i)	04/22/2031	516,262
200,000	Banco de Bogota SA	6.25%		05/12/2026	200,104
600,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%		07/01/2030	588,723
650,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	616,347
200,000	Banco del Estado de Chile (5 yr. CMT Rate + 3.23%)	7.95	%(a)(i)	05/02/2029	205,655
300,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%		04/16/2031	295,820
600,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	588,900
1,350,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%		07/08/2030	1,333,320
600,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63	%(i)	01/10/2028	589,460
200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50	%(i)	06/27/2029	193,679
300,000	Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)	8.38	%(a)(i)	05/20/2031	299,681
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	5.62	%(a)	12/10/2029	199,500
500,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%		12/24/2034	523,992
300,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%		01/18/2033	279,290

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
200,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	189,935
330,000	Belron UK Finance PLC	5.75	%(a)	10/15/2029	326,884
96,000	Bombardier, Inc.	7.88	%(a)	04/15/2027	96,206
165,000	Bombardier, Inc.	8.75	%(a)	11/15/2030	177,570
45,000	Bombardier, Inc.	7.00	%(a)	06/01/2032	45,833
200,000	Braskem Idesa SAPI	6.99%		02/20/2032	147,210
500,000	Braskem Netherlands Finance BV	4.50%		01/31/2030	423,698
400,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88	%(a)	02/15/2039	412,870
600,000	Canacol Energy Ltd.	5.75%		11/24/2028	334,705
900,000	CAP SA	3.90%		04/27/2031	726,300
600,000	CAP SA	3.90	%(a)	04/27/2031	484,200
300,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13	%(i)	06/08/2026	294,106
300,000	Cencosud SA	4.38%		07/17/2027	293,343
1,249,941	Chile Electricity PEC SpA	0.00	%(a)	01/25/2028	1,053,700
600,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	599,955
768,000	Cometa Energia SAB de CV	6.38%		04/24/2035	759,802
800,000	Cosan Overseas Ltd.	8.25	%(i)	02/05/2025	800,000
600,000	Credito Real SAB de CV SOFOM ER (5 yr. CMT Rate + 7.03%)	9.13	%(g)(i)	11/29/2027	6,000
600,000	CSN Resources SA	5.88%		04/08/2032	484,748
200,000	CT Trust	5.13%		02/03/2032	179,138
600,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	577,690
2,797	Digicel Group Holdings Ltd.	0.00	%(a)(d)	12/31/2030	2,787
180,977	Digicel Group Holdings Ltd.	0.00	%(a)(d)	12/31/2030	32,150
340,696	Digicel Group Holdings Ltd.	0.00	%(a)(d)	12/31/2030	7,864
351,900	Empresa Electrica Angamos SA	4.88%		05/25/2029	319,891
461,400	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	446,988
400,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	344,226
600,000	Energuate Trust	5.88%		05/03/2027	587,598
179,357	Fermaca Enterprises S de RL de CV	6.38%		03/30/2038	174,728
343,720	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	342,861
400,000	Freeport Indonesia PT	4.76%		04/14/2027	396,564
400,000	Freeport Indonesia PT	5.32%		04/14/2032	389,771
400,000	Frigorifico Concepcion SA	7.70%		07/21/2028	310,551
230,000	Garda World Security Corp.	4.63	%(a)	02/15/2027	223,590
180,000	Garda World Security Corp.	6.00	%(a)	06/01/2029	170,843
220,000	GGAM Finance Ltd.	6.88	%(a)	04/15/2029	223,321
475,000	Global Aircraft Leasing Co. Ltd.	8.75	%(a)	09/01/2027	485,042
117,680	GNL Quintero SA	4.63%		07/31/2029	116,168
500,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%		05/15/2029	506,654
300,000	Gran Tierra Energy, Inc.	9.50	%(a)	10/15/2029	279,765
250,000	Grifols SA	4.75	%(a)	10/15/2028	230,011
798,650	Guara Norte Sarl	5.20%		06/15/2034	729,624
141,200	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	142,195
365,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00	%(a)	02/15/2029	381,518
210,000	INEOS Finance PLC	7.50	%(a)	04/15/2029	215,223
1,100,000	InRetail Consumer	3.25%		03/22/2028	1,010,210
700,000	InRetail Shopping Malls	5.75%		04/03/2028	693,186
100,000	Intelsat Jackson Holdings SA	6.50	%(a)	03/15/2030	92,487
600,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	574,353
35,079	Invepar Holdings	0.00	%(d)(g)	12/30/2028	—
200,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.22%)	4.63	%(i)	02/27/2025	199,102
200,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.86%)	7.86	%(i)	03/19/2025	202,080
811,250	JSW Hydro Energy Ltd.	4.13%		05/18/2031	732,578
400,000	JSW Infrastructure Ltd.	4.95%		01/21/2029	385,977
200,000	Kallpa Generacion SA	4.13%		08/16/2027	194,388
110,000	Kronos Acquisition Holdings, Inc.	8.25	%(a)	06/30/2031	105,032

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,300,000	KUO SAB De CV	5.75%		07/07/2027	1,264,314
500,000	LD Celulose International GmbH	7.95	%(a)	01/26/2032	501,758
492,624	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	452,941
330,000	Mattamy Group Corp.	4.63	%(a)	03/01/2030	307,259
400,000	Medco Laurel Tree Pte Ltd.	6.95%		11/12/2028	398,723
900,000	Medco Oak Tree Pte Ltd.	7.38%		05/14/2026	917,016
200,000	MEGlobal BV	4.25%		11/03/2026	195,714
600,000	MEGlobal Canada ULC	5.00%		05/18/2025	599,046
335,000	Merlin Entertainments Group US Holdings, Inc.	7.38	%(a)	02/15/2031	324,500
600,000	Mexarrend SAPI de CV	10.25	%(a)(g)	07/24/2025	11,100
404,292	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	392,002
720,000	Millicom International Cellular SA	6.25%		03/25/2029	708,941
400,000	Minerva Luxembourg SA	8.88%		09/13/2033	415,390
200,000	Minsur SA	4.50%		10/28/2031	177,594
381,225	Mong Duong Finance Holdings BV	5.13%		05/07/2029	366,712
400,000	Movida Europe SA	7.85	%(a)	04/11/2029	352,929
977,730	MV24 Capital BV	6.75%		06/01/2034	927,981
1,100,000	Network i2i Ltd. (5 yr. CMT Rate + 4.27%)	5.65	%(i)	01/15/2025	1,102,587
200,000	Network i2i Ltd. (5 yr. CMT Rate + 3.39%)	3.98	%(i)	03/03/2026	195,563
80,000	NOVA Chemicals Corp.	7.00	%(a)	12/01/2031	79,710
235,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00	%(a)	08/01/2030	242,750
452,000	Orazul Energy Peru SA	5.63%		04/28/2027	440,935
1,200,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%		09/10/2030	1,172,188
125,000	Parkland Corp.	4.63	%(a)	05/01/2030	114,855
400,000	Periama Holdings	5.95%		04/19/2026	399,796
575,775	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	572,390
250,000	Reliance Industries Ltd.	4.13%		01/28/2025	249,783
500,000	Reliance Industries Ltd.	3.67%		11/30/2027	483,730
1,280,000	Rutas 2 & 7 Finance Ltd.	0.00%		09/30/2036	909,635
400,000	SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA	3.75%		08/02/2028	363,649
155,000	Seaspan Corp.	5.50	%(a)	08/01/2029	144,904
200,000	Simpar Europe SA	5.20%		01/26/2031	150,396
500,000	Southern Copper Corp.	3.88%		04/23/2025	497,855
25,000	Telesat Canada / Telesat LLC	4.88	%(a)	06/01/2027	14,045
200,000	Termocandelaria Power SA	7.75	%(a)	09/17/2031	202,412
433,635	Tierra Mojada Luxembourg II Sarl	5.75%		12/01/2040	397,148
200,000	TK Elevator US Newco, Inc.	5.25	%(a)	07/15/2027	195,947
400,000	Unigel Luxembourg SA	8.75	%(g)	10/01/2026	78,612
600,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	576,936
800,000	UPL Corp. Ltd.	4.63%		06/16/2030	709,138
225,000	Vallourec SACA	7.50	%(a)	04/15/2032	233,456
386,612	Vedanta Resources Ltd.	13.88%		12/09/2028	388,596
325,000	VZ Secured Financing BV	5.00	%(a)	01/15/2032	288,018
170,000	ZF North America Capital, Inc.	6.88	%(a)	04/23/2032	161,409
	Total Foreign Corporate Bonds (Cost $54,618,822)				52,103,079
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.1%
600,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75	%(i)	04/15/2025	601,616
500,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	460,989
200,000	Banco Nacional de Panama	2.50%		08/11/2030	159,305
400,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	390,676
870,966	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	673,257
2,000,000	Colombia Government International Bond	4.13%		05/15/2051	1,149,770
400,000	Comision Federal de Electricidad	6.45	%(a)	01/24/2035	377,987
200,000	Dominican Republic International Bond	5.50%		02/22/2029	194,150
1,500,000	Ecopetrol SA	5.88%		11/02/2051	1,008,417

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
700,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25	%(a)	01/31/2041	686,490
400,000	Guatemala Government Bond	4.38%		06/05/2027	385,600
200,000	Guatemala Government Bond	4.88%		02/13/2028	193,350
400,000	Guatemala Government Bond	5.25%		08/10/2029	385,300
700,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%		05/15/2025	698,788
579,098	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	578,081
1,400,000	Mexico Government International Bond	6.34%		05/04/2053	1,250,992
200,000	OCP SA	4.50%		10/22/2025	197,799
1,300,000	Panama Government International Bond	3.87%		07/23/2060	683,074
200,000	Paraguay Government International Bond	4.70%		03/27/2027	196,700
800,000	Pertamina Persero PT	1.40%		02/09/2026	766,811
300,000	Petroleos del Peru SA	4.75%		06/19/2032	227,180
400,000	Petroleos del Peru SA	5.63%		06/19/2047	256,725
900,000	Petroleos Mexicanos	6.75%		09/21/2047	619,396
500,000	Republic of South Africa Government International Bond	4.30%		10/12/2028	468,219
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $14,904,726)				12,610,672
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 11.5%
	Arbor Multifamily Mortgage Securities Trust
10,194,000	Series 2021-MF3-XD	1.18	%(a)(j)(k)	10/15/2054	673,012
	Arbor Realty Trust, Inc.
15,055,199	Series 2020-MF1-XA	0.94	%(a)(j)(k)	05/15/2053	586,376
	Banc of America Re-Remic Trust
1,000,000	Series 2015-200P-D	3.60	%(a)(j)	04/14/2033	986,371
	BANK
8,757,026	Series 2017-BNK5-XA	0.94	%(j)(k)	06/15/2060	164,071
57,660,445	Series 2018-BN11-XA	0.44	%(j)(k)	03/15/2061	788,639
	BANK5 Trust
2,034,000	Series 2024-5YR10-C	5.74	%(j)	10/15/2057	2,002,939
	BBCMS Trust
1,675,000	Series 2019-BWAY-E (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.36	%(a)	11/15/2034	8,396
1,104,000	Series 2024-5C29-C	5.51%		09/15/2057	1,079,350
	BB-UBS Trust
1,070,705	Series 2012-TFT-TE	3.56	%(a)(j)	06/05/2030	937,193
	BDS Ltd.
1,215,851	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.84	%(a)	12/16/2036	1,223,214
1,600,000	Series 2022-FL11-B (1 mo. Term SOFR + 2.35%, 2.35% Floor)	6.72	%(a)	03/19/2039	1,611,870
1,650,000	Series 2024-FL13-B (1 mo. Term SOFR + 2.24%, 2.24% Floor)	6.61	%(a)	09/19/2039	1,658,432
	Benchmark Mortgage Trust
56,188,810	Series 2022-B32-XA	0.46	%(a)(j)(k)	01/15/2055	929,537
1,627,000	Series 2024-V9-C	6.45	%(j)	08/15/2057	1,646,257
	Blackstone Mortgage Trust, Inc.
1,463,530	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.55	%(a)	05/15/2038	1,427,139
	BLP Commercial Mortgage Trust
718,708	Series 2024-IND2-D (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.99	%(a)	03/15/2041	721,249
	BMO Mortgage Trust
1,700,000	Series 2024-5C6-C	5.88	%(j)	09/15/2057	1,668,061
3,457,000	Series 2024-C10-XD	1.59	%(a)(j)(k)	11/15/2057	420,558
	BPR Trust
1,300,000	Series 2021-TY-D (1 mo. Term SOFR + 2.46%, 2.35% Floor)	6.86	%(a)	09/15/2038	1,291,915
	BSPRT Co.-Issuer LLC
1,500,000	Series 2023-FL10-A (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.66	%(a)	09/15/2035	1,508,720
1,500,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	7.66	%(a)	09/15/2035	1,514,537

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	BSPRT Issuer LLC
785,000	Series 2024-FL11-B (1 mo. Term SOFR + 2.29%, 2.29% Floor)	6.69	%(a)	07/15/2039	787,557
	BX Trust
900,000	Series 2019-IMC-D (1 mo. Term SOFR + 1.95%, 1.90% Floor)	6.34	%(a)	04/15/2034	889,046
1,484,812	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	5.24	%(a)	10/15/2036	1,477,192
1,358,000	Series 2021-ARIA-C (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.16	%(a)	10/15/2036	1,355,272
976,607	Series 2021-CIP-B (1 mo. Term SOFR + 1.39%, 1.27% Floor)	5.78	%(a)	12/15/2038	976,036
859,700	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.76	%(a)	11/15/2036	856,019
510,000	Series 2021-VIEW-B (1 mo. Term SOFR + 1.91%, 1.80% Floor)	6.31	%(a)	06/15/2036	508,511
1,390,000	Series 2021-VOLT-E (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.51	%(a)	09/15/2036	1,387,770
819,000	Series 2022-PSB-C (1 mo. Term SOFR + 3.70%, 3.70% Floor)	8.09	%(a)	08/15/2039	823,855
800,000	Series 2024-AIRC-C (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.99	%(a)	08/15/2039	805,926
680,000	Series 2024-GPA3-C (1 mo. Term SOFR + 1.89%, 1.89% Floor)	6.40	%(a)	12/15/2039	680,952
	CALI Mortgage Trust
785,000	Series 2024-SUN-C (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.27	%(a)	07/15/2041	791,396
	Carbon Capital VI Commercial Mortgage Trust
1,119,631	Series 2019-FL2-B (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.36	%(a)	10/15/2035	570,486
	Century Plaza Towers
1,190,000	Series 2019-CPT-E	3.00	%(a)(j)	11/13/2039	923,735
	CFCRE Commercial Mortgage Trust
3,209,491	Series 2016-C4-XA	1.56	%(j)(k)	05/10/2058	40,593
	Citigroup Commercial Mortgage Trust
6,142,896	Series 2016-C1-XA	1.81	%(j)(k)	05/10/2049	101,409
2,167,328	Series 2016-P4-XA	1.89	%(j)(k)	07/10/2049	40,977
	Citigroup/Deutsche Bank Commercial Mortgage Trust
8,448,047	Series 2017-CD3-XA	0.95	%(j)(k)	02/10/2050	133,466
1,597,337	Series 2020-C9-A2	1.90%		08/15/2053	1,535,040
	Commercial Mortgage Pass Through Certificates
9,976,706	Series 2015-CR25-XA	0.78	%(j)(k)	08/10/2048	18,467
6,315,213	Series 2015-CR27-XA	0.90	%(j)(k)	10/10/2048	20,363
1,227,000	Series 2015-DC1-C	4.27	%(j)	02/10/2048	1,091,234
821,505	Series 2015-DC1-XA	0.84	%(j)(k)	02/10/2048	8
8,183,226	Series 2015-LC21-XA	0.60	%(j)(k)	07/10/2048	3,309
2,467,234	Series 2016-DC2-XA	0.91	%(j)(k)	02/10/2049	13,734
2,228,000	Series 2018-HCLV-D (1 mo. Term SOFR + 2.47%, 2.18% Floor)	6.87	%(a)	09/15/2033	569,414
	Computershare Corporate Trust
100,000	Series 2015-C27-C	3.89%		02/15/2048	88,332
400,000	Series 2015-C28-C	4.08	%(j)	05/15/2048	373,939
8,872,685	Series 2015-C30-XA	0.86	%(j)(k)	09/15/2058	19,795
4,620,563	Series 2015-C31-XA	0.94	%(j)(k)	11/15/2048	16,938
1,340,552	Series 2015-NXS1-XA	0.95	%(j)(k)	05/15/2048	670
5,996,091	Series 2015-NXS2-XA	0.58	%(j)(k)	07/15/2058	11,817
1,767,019	Series 2016-C33-XA	1.56	%(j)(k)	03/15/2059	20,777
3,463,982	Series 2016-NXS6-XA	1.59	%(j)(k)	11/15/2049	54,629
12,972,922	Series 2017-C38-XA	0.91	%(j)(k)	07/15/2050	221,051
1,852,332	Series 2017-RC1-XA	1.37	%(j)(k)	01/15/2060	44,281
2,267,000	Series 2018-C47-C	4.92	%(j)	09/15/2061	2,120,473
1,024,000	Series 2019-JWDR-C	3.04	%(a)(j)	09/15/2031	983,657
	Credit Suisse Mortgage Capital Certificates
1,974,822	Series 2014-USA-X1	0.54	%(a)(j)(k)	09/15/2037	20
	CSAIL Commercial Mortgage Trust
513,571	Series 2015-C1-XA	0.45	%(j)(k)	04/15/2050	5
38,623,508	Series 2018-CX12-XA	0.54	%(j)(k)	08/15/2051	621,047
31,737,815	Series 2021-C20-XA	0.99	%(j)(k)	03/15/2054	1,445,264
18,269,000	Series 2021-C20-XD	1.46	%(a)(j)(k)	03/15/2054	1,365,772

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	ELP Commercial Mortgage Trust
1,426,340	Series 2021-ELP-C (1 mo. Term SOFR + 1.43%, 1.32% Floor)	5.83	%(a)	11/15/2038	1,425,500
	FS Rialto
794,212	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.76	%(a)	11/16/2036	794,679
2,100,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.61%, 2.61% Floor)	7.01	%(a)	11/16/2036	2,078,059
1,450,000	Series 2022-FL4-AS (30 day avg SOFR US + 2.40%, 2.40% Floor)	7.00	%(a)	01/19/2039	1,453,007
	Granite Point Mortgage Trust, Inc.
1,000,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.42	%(a)	12/15/2036	963,122
	Great Wolf Trust
1,450,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.94	%(a)	03/15/2039	1,454,289
	Greystone Commercial Real Estate Notes
670,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.71	%(a)	07/15/2039	666,298
	GS Mortgage Securities Corp. II
710,790	Series 2014-GC24-XA	0.33	%(j)(k)	09/10/2047	7
6,677,278	Series 2015-GS1-XA	0.75	%(j)(k)	11/10/2048	25,243
5,192,251	Series 2016-GS2-XA	1.72	%(j)(k)	05/10/2049	70,815
442,000	Series 2018-GS10-WLSD	4.90	%(a)(j)	03/10/2033	39,347
553,000	Series 2018-GS10-WLSE	4.90	%(a)(j)	03/10/2033	44,874
1,509,000	Series 2018-RIVR-E (1 mo. Term SOFR + 1.85%, 1.80% Floor)	6.24	%(a)	07/15/2035	15,845
850,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	6.80	%(a)	07/15/2031	129,591
850,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	7.50	%(a)	07/15/2031	71,498
850,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	8.62	%(a)	07/15/2031	12,674
	GSCG Trust
2,377,000	Series 2019-600C-E	3.99	%(a)(j)	09/06/2034	99,834
	HIG RCP LLC
2,150,000	Series 2023-FL1-B (1 mo. Term SOFR + 3.61%, 3.61% Floor)	8.01	%(a)	09/19/2038	2,178,683
	JP Morgan Chase Commercial Mortgage Securities
1,376,000	Series 2014-C20-C	4.51	%(j)	07/15/2047	1,301,359
4,869,597	Series 2016-JP4-XA	0.57	%(j)(k)	12/15/2049	38,034
766,000	Series 2019-UES-C	4.34	%(a)	05/05/2032	732,338
784,000	Series 2019-UES-D	4.45	%(a)(j)	05/05/2032	744,478
915,000	Series 2019-UES-E	4.45	%(a)(j)	05/05/2032	852,915
960,000	Series 2019-UES-F	4.45	%(a)(j)	05/05/2032	871,277
1,049,000	Series 2019-UES-G	4.45	%(a)(j)	05/05/2032	920,429
	JPMBB Commercial Mortgage Securities Trust
2,154,807	Series 2014-C21-C	4.56	%(j)	08/15/2047	2,125,720
1,115,000	Series 2015-C29-C	4.18	%(j)	05/15/2048	962,679
2,814,408	Series 2015-C29-XA	0.52	%(j)(k)	05/15/2048	1,932
3,651,536	Series 2015-C31-XA	0.80	%(j)(k)	08/15/2048	8,452
470,000	Series 2015-C33-C	4.64	%(j)	12/15/2048	422,212
	KREF
1,361,310	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.57	%(a)	02/15/2039	1,359,519
1,897,500	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.15	%(a)	02/15/2039	1,866,781
1,666,886	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.82	%(a)	02/17/2039	1,666,334
	Ladder Capital Commercial Mortgage Securities LLC
2,532,000	Series 2017-LC26-C	4.71	%(a)	07/12/2050	2,310,811
	LoanCore
1,236,500	Series 2021-CRE6-AS (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.16	%(a)	11/15/2038	1,223,687
2,560,000	Series 2022-CRE7-C (30 day avg SOFR US + 2.50%, 2.50% Floor)	7.10	%(a)	01/17/2037	2,539,420
	LSTAR Commercial Mortgage Trust
2,303,336	Series 2016-4-XA	1.67	%(a)(j)(k)	03/10/2049	21,960
11,176,106	Series 2017-5-X	0.84	%(a)(j)(k)	03/10/2050	146,406
	Lument Finance Trust, Inc.
913,912	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.68	%(a)	06/15/2039	915,893
1,890,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.26	%(a)	06/15/2039	1,869,329

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Merit 2020
670,000	Series 2021-STOR-C (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.56	%(a)	07/15/2038	667,424
	MF1 Multifamily Housing Mortgage Loan Trust
1,487,000	Series 2021-FL7-B (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.24	%(a)	10/16/2036	1,463,441
1,950,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.16%, 2.05% Floor)	6.54	%(a)	10/16/2036	1,906,694
2,218,000	Series 2021-FL7-D (1 mo. Term SOFR + 2.66%, 2.55% Floor)	7.04	%(a)	10/16/2036	2,153,314
1,500,000	Series 2023-FL12-C (1 mo. Term SOFR + 3.78%, 3.78% Floor)	8.14	%(a)	10/19/2038	1,509,353
1,380,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	6.10	%(a)	03/19/2039	1,386,519
1,500,000	Series 2024-FL15-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.87	%(a)	08/18/2041	1,507,133
2,100,000	Series 2024-FL16-D (1 mo. Term SOFR + 3.59%, 3.59% Floor)	7.97	%(a)	11/18/2029	2,105,189
	MFT Trust
2,538,000	Series 2020-ABC-D	3.48	%(a)(j)	02/10/2042	1,231,479
	Morgan Stanley Bank of America Merrill Lynch Trust
982,838	Series 2013-C9-B	3.71	%(j)	05/15/2046	922,507
1,140,652	Series 2014-C17-E	3.50	%(a)	08/15/2047	1,105,471
	Morgan Stanley Capital I, Inc.
2,489,000	Series 2019-NUGS-F (1 mo. Term SOFR + 2.96%, 4.34% Floor)	7.36	%(a)	12/15/2036	37,989
	Natixis Commercial Mortgage Securities Trust
1,919,000	Series 2018-FL1-C (Prime Rate + 0.00%, 0.00% Floor)	7.75	%(a)	06/15/2035	857,839
685,000	Series 2020-2PAC-AMZ2	3.50	%(a)(j)	01/15/2037	464,211
639,000	Series 2020-2PAC-AMZ3	3.50	%(a)(j)	01/15/2037	367,802
	One New York Plaza Trust
1,500,000	Series 2020-1NYP-C (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.71	%(a)	01/15/2036	1,392,634
	PFP III Ltd.
920,000	Series 2021-8-C (1 mo. Term SOFR + 1.91%, 1.80% Floor)	6.31	%(a)	08/09/2037	922,169
995,530	Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.97	%(a)	09/17/2039	997,370
	Ready Capital Corp.
700,000	Series 2021-FL5-D (1 mo. Term SOFR + 3.11%, 3.00% Floor)	7.45	%(a)	04/25/2038	702,903
1,750,000	Series 2021-FL6-D (1 mo. Term SOFR + 2.51%, 2.40% Floor)	6.85	%(a)	07/25/2036	1,751,232
1,000,000	Series 2021-FL7-E (1 mo. Term SOFR + 3.51%, 3.40% Floor)	7.85	%(a)	11/25/2036	998,297
1,110,258	Series 2022-FL10-A (1 mo. Term SOFR + 2.55%, 2.55% Floor)	6.89	%(a)	10/25/2039	1,116,652
1,740,000	Series 2022-FL8-E (30 day avg SOFR US + 4.25%, 4.25% Floor)	8.82	%(a)	01/25/2037	1,746,076
2,100,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.87	%(a)	10/25/2039	2,121,764
980,000	Series 2023-FL12-AS (1 mo. Term SOFR + 3.20%, 3.20% Floor)	7.54	%(a)	05/25/2038	988,294
	Rialto Real Estate Fund LP
1,480,000	Series 2022-FL8-A (1 mo. Term SOFR + 2.25%, 2.25% Floor)	6.65	%(a)	01/19/2037	1,482,208
	RLGH Trust
1,650,000	Series 2021-TROT-D (1 mo. Term SOFR + 1.83%, 1.71% Floor)	6.23	%(a)	04/15/2036	1,633,933
	ROCK Trust
516,000	Series 2024-CNTR-D	7.11	%(a)	11/13/2041	524,988
	Soho Trust
2,874,000	Series 2021-SOHO-B	2.70	%(a)(j)	08/10/2038	2,060,292
	Starwood Property Mortgage Trust
1,720,000	Series 2019-FL1-C (1 mo. Term SOFR + 2.06%, 2.06% Floor)	6.46	%(a)	07/15/2038	1,702,012
1,708,963	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	5.95	%(a)	11/15/2038	1,706,540
	TCO Commercial Mortgage Trust
680,000	Series 2024-DPM-C (1 mo. Term SOFR + 1.99%, 1.99% Floor)	6.49	%(a)	12/15/2039	681,778
	TPG Real Estate Finance Issuer Ltd.
1,160,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.35	%(a)	03/15/2038	1,153,071
1,500,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.53	%(a)	02/15/2039	1,492,992

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	UBS Commercial Mortgage Trust
295,000	Series 2018-C13-C	4.97	%(j)	10/15/2051	264,304
1,097,000	Series 2018-C8-C	4.68	%(j)	02/15/2051	971,322
12,517,908	Series 2018-C8-XA	0.81	%(j)(k)	02/15/2051	269,911
	VEGAS Trust
1,014,000	Series 2024-TI-A	5.52	%(a)	11/10/2039	1,017,328
	VMC Finance LLC
1,321,442	Series 2019-FL3-D (1 mo. Term SOFR + 3.26%, 3.15% Floor)	7.66	%(a)	09/15/2036	1,301,176
1,600,000	Series 2022-FL5-AS (30 day avg SOFR US + 2.40%, 2.40% Floor)	7.00	%(a)	02/18/2039	1,611,042
	WF-RBS Commercial Mortgage Trust
105,750	Series 2014-C21-XA	0.50	%(j)(k)	08/15/2047	210
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $160,129,636)				129,360,263
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 16.1%
	ACE Securities Corp.
2,590,585	Series 2007-HE1-A2A (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.63%		01/25/2037	1,542,454
1,051,501	Series 2007-HE1-A2D (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.95%		01/25/2037	626,025
	AMSR Trust
1,000,000	Series 2020-SFR4-E1	2.21	%(a)	11/17/2037	971,264
5,122,000	Series 2021-SFR3-G	3.80	%(a)	10/17/2038	4,820,833
	APS Resecuritization Trust
7,223,427	Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	4.44	%(a)	10/27/2046	6,323,781
	Asset Backed Securities Corp. Home Equity
1,514,169	Series 2007-HE2-A4 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	4.68%		05/25/2037	1,058,395
	Bear Stearns Adjustable Rate Mortgage Trust
845,844	Series 2006-2-2A1	4.43	%(j)	07/25/2036	719,111
	Bear Stearns Alt-A Trust
645,498	Series 2006-4-22A1	4.36	%(j)	08/25/2036	465,041
	Chase Mortgage Finance Corp.
1,954,849	Series 2007-S4-A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.05%		06/25/2037	618,790
	Citimortgage Alternative Loan Trust
531,298	Series 2007-A5-1A10	5.75%		05/25/2037	475,508
	Connecticut Avenue Securities Trust
13,200,000	Series 2024-R05-2M2 (30 day avg SOFR US + 1.70%, 1.90% Floor)	6.27	%(a)	07/25/2044	13,284,906
	Countrywide Alternative Loan Trust
213,316	Series 2005-75CB-A3	5.50%		01/25/2036	144,903
526,508	Series 2006-23CB-2A2	6.50%		08/25/2036	161,772
3,244,278	Series 2006-6CB-2A10	6.00%		05/25/2036	1,220,643
1,818,849	Series 2006-OA6-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.87%		07/25/2046	1,594,778
280,669	Series 2007-15CB-A7	6.00%		07/25/2037	163,246
471,556	Series 2008-1R-2A3	6.00%		08/25/2037	233,432
	Countrywide Home Loan Mortgage Pass Through Trust
97,176	Series 2005-HYB9-3A2A (12 mo. Term SOFR + 2.47%, 1.75% Floor, 11.00% Cap)	6.66%		02/20/2036	82,745
245,565	Series 2007-14-A15	6.50%		09/25/2037	136,071
4,808,891	Series 2007-14-A19	6.00%		09/25/2037	2,471,761
300,453	Series 2007-HY1-1A1	4.45	%(j)	04/25/2037	276,460
	Credit Suisse First Boston Mortgage Securities Corp.
355,721	Series 2005-10-6A9	5.50%		11/25/2035	115,783
157,085	Series 2005-9-5A9	5.50%		10/25/2035	81,314
	Credit Suisse Mortgage Capital Certificates
368,228	Series 2011-12R-3A5	5.88	%(a)(j)	07/27/2036	365,999
7,700,000	Series 2020-RPL6-A2	3.46	%(a)(j)	03/25/2059	7,630,931
1,500,000	Series 2021-NQM6-B1	3.29	%(a)(j)	07/25/2066	1,021,384

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	CSAB Mortgage Backed Trust
258,540	Series 2006-2-A5A	6.58	%(e)	09/25/2036	78,029
	DB US Financial Markets Holding Corp.
92,879	Series 2014-RS1-1A2	6.50	%(a)(j)	07/27/2037	76,694
	Deutsche ALT-A Securities, Inc.
160,762	Series 2006-AB4-A1A	6.01	%(j)	10/25/2036	135,914
	Fannie Mae Connecticut Avenue Securities
6,200,000	Series 2024-R01-1M2 (30 day avg SOFR US + 1.80%, 1.80% Floor)	6.37	%(a)	01/25/2044	6,268,619
	FirstKey Homes Trust
6,452,000	Series 2021-SFR1-F1	3.24	%(a)	08/17/2038	6,160,969
	Freddie Mac Structured Agency Credit Risk Debt Notes
4,300,000	Series 2024-DNA1-M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	6.52	%(a)	02/25/2044	4,362,105
	Freedom Mortgage Parent LLC
8,000,000	Series 2021-GT1-A	3.62	%(a)(j)	07/25/2026	7,388,726
	GCAT
500,000	Series 2019-NQM3-B1	3.95	%(a)(j)	11/25/2059	412,202
	Home Partners of America Trust
6,410,959	Series 2019-2-F	3.87	%(a)	10/19/2039	5,895,104
	Impac Secured Assets CMN Owner Trust
656,787	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	4.99%		02/25/2037	593,195
	JP Morgan Mortgage Trust
401,115	Series 2005-S3-1A2	5.75%		01/25/2036	174,406
279,829	Series 2007-A2-4A1M	4.54	%(j)	04/25/2037	226,941
	Legacy Mortgage Asset Trust
3,513,700	Series 2021-GS1-A2	6.84	%(a)(e)	10/25/2066	3,517,781
	Lehman Mortgage Trust
104,530	Series 2006-1-1A3	5.50%		02/25/2036	49,025
	LoanDepot GMSR Master Trust
3,000,000	Series 2018-GT1-A (1 mo. Term SOFR + 3.66%, 2.80% Floor)	8.06	%(a)	10/16/2025	2,992,047
	Mastr Adjustable Rate Mortgages Trust
67,831	Series 2006-2-2A1	7.27	%(j)	04/25/2036	32,988
	Merrill Lynch Alternative Note Asset
257,798	Series 2007-F1-2A7	6.00%		03/25/2037	88,965
	Merrill Lynch Mortgage Investors, Inc.
538,934	Series 2006-AF1-AF2C	6.25%		08/25/2036	216,312
	Morgan Stanley Mortgage Loan Trust
4,364,373	Series 2005-7-3A1	4.61	%(j)	11/25/2035	2,439,728
68,774	Series 2005-7-4A1	5.50%		11/25/2035	41,141
270,183	Series 2006-2-7A1	5.47	%(j)	02/25/2036	152,026
422,153	Series 2007-8XS-A1	5.75	%(j)	04/25/2037	203,935
	Morgan Stanley Resecuritization Trust
6,865,276	Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	6.01	%(a)	12/26/2046	6,527,659
	New Century Home Equity Loan Trust
965,821	Series 2006-1-A2B (1 mo. Term SOFR + 0.47%, 0.36% Floor, 12.50% Cap)	4.81%		05/25/2036	960,748
	Novastar Home Equity Loan
9,419,920	Series 2006-3-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.00% Cap)	4.77%		10/25/2036	4,306,665
	Onslow Bay Mortgage Loan Trust
1,375,000	Series 2024-NQM18-M1	6.17	%(a)(j)	10/25/2064	1,364,258
	PennyMac Mortgage Investment Trust
500,000	Series 2021-FT1-A (1 mo. Term SOFR + 3.11%, 3.12% Floor)	7.45	%(a)	03/25/2026	502,391
	Progress Residential Trust
1,100,000	Series 2021-SFR1-G	3.86	%(a)	04/17/2038	1,072,963
7,500,000	Series 2021-SFR2-F	3.40	%(a)	04/19/2038	7,283,675
8,100,000	Series 2021-SFR3-F	3.44	%(a)	05/17/2026	7,906,745
6,000,000	Series 2024-SFR3-E1	4.00	%(a)	06/17/2041	5,448,161
	RALI Trust
243,676	Series 2006-QS12-2A3	6.00%		09/25/2036	188,177

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Residential Asset Securitization Trust
1,488,931	Series 2005-A15-5A2	5.75%		02/25/2036	545,187
344,688	Series 2006-A2-A11	6.00%		01/25/2046	130,233
	RESIDENTIAL MORTGAGE LOAN TRUST
5,750,000	Series 2020-1-B1	3.95	%(a)(j)	01/26/2060	5,311,726
	RFMSI Trust
2,416,957	Series 2006-S8-A10	6.00%		09/25/2036	1,873,241
	Soundview Home Equity Loan Trust
4,182,392	Series 2007-OPT1-2A2 (1 mo. Term SOFR + 0.26%, 0.15% Floor)	4.60%		06/25/2037	2,759,226
	Starwood Mortgage Residential Trust
1,116,000	Series 2019-INV1-B1	3.66	%(a)(j)	09/27/2049	1,012,529
	Structured Adjustable Rate Mortgage Loan Trust
498,279	Series 2005-22-4A1	5.60	%(j)	12/25/2035	458,714
	Structured Asset Securities Corp.
6,780,185	Series 2007-OSI-A4 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.65%		06/25/2037	4,371,374
4,761,968	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.64	%(a)	03/25/2037	3,911,727
	TBW Mortgage Backed Pass Through Certificates
13,411,895	Series 2006-3-4A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.50% Cap)	4.85%		07/25/2036	1,075,123
13,411,982	Series 2006-3-4A3 (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	2.65	%(k)(l)	07/25/2036	527,354
	Towd Point Mortgage Trust
5,000,000	Series 2017-5-B1 (1 mo. Term SOFR + 1.91%, 0.00% Floor)	6.25	%(a)	02/25/2057	5,039,953
	Tricon American Homes Trust
5,000,000	Series 2019-SFR1-F	3.75	%(a)	03/17/2038	4,873,959
	Velocity Commercial Capital Loan Trust
1,076,531	Series 2018-2-M2	4.51	%(a)(j)	10/26/2048	984,921
274,442	Series 2018-2-M3	4.72	%(a)(j)	10/26/2048	243,731
945,129	Series 2019-1-M5	5.70	%(a)(j)	03/25/2049	816,870
1,117,496	Series 2019-2-M4	3.99	%(a)(j)	07/25/2049	923,147
	Verus Securitization Trust
3,100,000	Series 2019-INV3-B1	3.73	%(a)(j)	11/25/2059	2,767,360
2,600,000	Series 2021-3-B1	3.20	%(a)(j)	06/25/2066	1,914,864
5,000,000	Series 2021-7-B1	4.14	%(a)(j)	10/25/2066	3,796,744
3,000,000	Series 2021-R2-B1	3.25	%(a)(j)	02/25/2064	2,217,443
4,750,000	Series 2024-6-M1	6.18	%(a)(j)	07/25/2069	4,751,869
2,000,000	Series 2024-9-M1	6.20	%(a)(j)	11/25/2069	1,999,482
	WaMu Mortgage Pass Through Certificates
684,121	Series 2007-HY6-2A2	4.11	%(j)	06/25/2037	587,524
	Washington Mutual Alternative Mortgage Pass-Through Certificates
437,412	Series 2006-2-4CB	6.00%		03/25/2036	417,429
	Wells Fargo Alternative Loan Trust
214,838	Series 2007-PA5-1A1	6.25%		11/25/2037	186,819
	Wells Fargo Home Equity Trust
4,534,286	Series 2007-2-A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.05%		04/25/2037	3,229,910
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $209,887,801)				180,404,083
US CORPORATE BONDS - 3.9%
215,000	AAR Escrow Issuer LLC	6.75	%(a)	03/15/2029	218,228
425,000	Academy Ltd.	6.00	%(a)	11/15/2027	423,101
75,000	Acrisure LLC / Acrisure Finance, Inc.	6.00	%(a)	08/01/2029	72,227
275,000	Acuris Finance US, Inc. / Acuris Finance SARL	5.00	%(a)	05/01/2028	250,177
90,000	Acushnet Co.	7.38	%(a)	10/15/2028	93,134
110,000	AdaptHealth LLC	5.13	%(a)	03/01/2030	100,254
450,000	Advanced Drainage Systems, Inc.	6.38	%(a)	06/15/2030	452,103
240,000	Aethon United BR LP / Aethon United Finance Corp.	7.50	%(a)	10/01/2029	245,676
215,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.75	%(a)	10/15/2027	213,439
245,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.50	%(a)	10/01/2031	242,887

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
280,000	Allied Universal Holdco LLC	7.88	%(a)	02/15/2031	286,532
200,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.00	%(a)	06/01/2029	182,446
60,000	AMC Entertainment Holdings, Inc.	7.50	%(a)	02/15/2029	53,334
140,000	Amentum Holdings, Inc.	7.25	%(a)	08/01/2032	141,221
205,000	American Airlines, Inc.	8.50	%(a)	05/15/2029	215,364
100,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	91,462
185,000	AmWINS Group, Inc.	4.88	%(a)	06/30/2029	174,570
110,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00	%(a)	04/15/2030	97,705
40,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	5.25	%(a)	04/15/2030	30,126
80,000	APH / APH2 / APH3	7.88	%(a)	11/01/2029	81,157
230,000	Archrock Partners LP / Archrock Partners Finance Corp.	6.63	%(a)	09/01/2032	229,931
90,000	Arcosa, Inc.	6.88	%(a)	08/15/2032	91,554
60,000	Arsenal AIC Parent LLC	8.00	%(a)	10/01/2030	62,163
55,000	Artera Services LLC	8.50	%(a)	02/15/2031	53,070
130,000	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.63	%(a)	04/01/2030	118,091
170,000	AssuredPartners, Inc.	5.63	%(a)	01/15/2029	172,069
165,000	AthenaHealth Group, Inc.	6.50	%(a)	02/15/2030	156,970
50,000	Avient Corp.	6.25	%(a)	11/01/2031	49,374
230,000	Bausch + Lomb Corp.	8.38	%(a)	10/01/2028	238,338
75,000	Bausch Health Americas, Inc.	8.50	%(a)	01/31/2027	61,978
200,000	Bausch Health Cos., Inc.	4.88	%(a)	06/01/2028	160,223
90,000	Bausch Health Cos., Inc.	5.25	%(a)	01/30/2030	49,131
15,000	Bausch Health Cos., Inc.	14.00	%(a)	10/15/2030	13,991
380,000	BCPE Empire Holdings, Inc.	7.63	%(a)	05/01/2027	379,089
180,000	Beacon Roofing Supply, Inc.	6.50	%(a)	08/01/2030	182,792
220,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.25	%(a)	07/15/2032	226,227
115,000	Brand Industrial Services, Inc.	10.38	%(a)	08/01/2030	117,191
315,000	Buckeye Partners LP	6.88	%(a)	07/01/2029	319,133
265,000	Builders FirstSource, Inc.	6.38	%(a)	03/01/2034	261,869
335,000	Caesars Entertainment, Inc.	6.00	%(a)	10/15/2032	323,311
210,000	Calpine Corp.	4.50	%(a)	02/15/2028	201,583
340,000	Carnival Corp.	5.75	%(a)	03/01/2027	339,500
81,639	Carvana Co. 12.00% PIK	9.00	%(a)	12/01/2028	87,248
135,000	Carvana Co. 13.00% PIK	13.00	%(a)	06/01/2030	148,361
40,000	Castle US Holding Corp.	9.50	%(a)	02/15/2028	18,685
230,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.13	%(a)	05/01/2027	226,197
355,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75	%(a)	03/01/2030	324,584
200,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75	%(a)	02/01/2032	175,760
235,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op	5.25%		07/15/2029	226,062
145,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.	8.00	%(a)	06/15/2029	147,812
160,000	Chord Energy Corp.	6.38	%(a)	06/01/2026	160,074
185,000	CHS/Community Health Systems, Inc.	6.00	%(a)	01/15/2029	165,851
85,000	CHS/Community Health Systems, Inc.	6.88	%(a)	04/15/2029	64,301
145,000	CHS/Community Health Systems, Inc.	4.75	%(a)	02/15/2031	112,658
100,000	Civitas Resources, Inc.	8.38	%(a)	07/01/2028	103,982
140,000	Clarios Global LP / Clarios US Finance Co.	6.75	%(a)	05/15/2028	142,660
90,000	Clarivate Science Holdings Corp.	4.88	%(a)	07/01/2029	83,997
60,000	Clear Channel Outdoor Holdings, Inc.	9.00	%(a)	09/15/2028	63,092
95,000	Clear Channel Outdoor Holdings, Inc.	7.50	%(a)	06/01/2029	83,236
305,000	Clearway Energy Operating LLC	4.75	%(a)	03/15/2028	291,932
155,000	Cleveland-Cliffs, Inc.	6.88	%(a)	11/01/2029	153,515
135,000	Cloud Software Group, Inc.	6.50	%(a)	03/31/2029	132,676
90,000	Cloud Software Group, Inc.	9.00	%(a)	09/30/2029	91,489
230,000	Clydesdale Acquisition Holdings, Inc.	6.88	%(a)	01/15/2030	231,844
205,000	CNX Midstream Partners LP	4.75	%(a)	04/15/2030	187,780
185,000	CNX Resources Corp.	6.00	%(a)	01/15/2029	181,579
65,000	CommScope LLC	4.75	%(a)	09/01/2029	57,975
65,000	CommScope Technologies LLC	5.00	%(a)	03/15/2027	58,184

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
195,000	Consolidated Communications, Inc.	5.00	%(a)	10/01/2028	181,689
60,000	Cornerstone Building Brands, Inc.	6.13	%(a)	01/15/2029	47,936
200,000	Cornerstone Building Brands, Inc.	9.50	%(a)	08/15/2029	194,902
110,000	Cougar JV Subsidiary LLC	8.00	%(a)	05/15/2032	114,290
470,000	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.50	%(a)	06/15/2031	449,277
430,000	CSC Holdings LLC	6.50	%(a)	02/01/2029	362,621
245,000	CSC Holdings LLC	5.75	%(a)	01/15/2030	139,654
115,000	CVR Partners LP / CVR Nitrogen Finance Corp.	6.13	%(a)	06/15/2028	112,035
100,000	Dana, Inc.	5.38%		11/15/2027	99,050
65,000	Dana, Inc.	4.25%		09/01/2030	60,537
125,000	Dcli Bidco LLC	7.75	%(a)	11/15/2029	128,278
250,000	Dealer Tire LLC / DT Issuer LLC	8.00	%(a)	02/01/2028	245,848
75,000	Diebold Nixdorf, Inc.	7.75	%(a)	03/31/2030	77,179
190,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	5.88	%(a)	08/15/2027	185,319
260,000	DISH DBS Corp.	5.75	%(a)	12/01/2028	222,786
110,000	DISH DBS Corp.	5.13%		06/01/2029	70,910
185,000	Dornoch Debt Merger Sub, Inc.	6.63	%(a)	10/15/2029	150,051
245,000	Dun & Bradstreet Corp.	5.00	%(a)	12/15/2029	233,553
210,000	EchoStar Corp.	10.75%		11/30/2029	226,036
240,000	Ellucian Holdings, Inc.	6.50	%(a)	12/01/2029	240,702
115,000	Embarq LLC	8.00%		06/01/2036	63,050
320,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.63	%(a)	12/15/2030	320,827
85,000	Energizer Holdings, Inc.	6.50	%(a)	12/31/2027	85,379
320,000	Everi Holdings, Inc.	5.00	%(a)	07/15/2029	320,219
145,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75	%(a)	01/15/2030	133,891
105,000	Fortrea Holdings, Inc.	7.50	%(a)	07/01/2030	105,305
335,000	Fortress Transportation and Infrastructure Investors LLC	5.88	%(a)	04/15/2033	323,648
208,218	Frontier Communications Holdings LLC	5.88%		11/01/2029	207,243
115,000	Full House Resorts, Inc.	8.25	%(a)	02/15/2028	114,684
150,000	Gates Corp./DE	6.88	%(a)	07/01/2029	152,770
445,000	Genesee & Wyoming, Inc.	6.25	%(a)	04/15/2032	448,239
200,000	Genting New York LLC / GENNY Capital, Inc.	7.25	%(a)	10/01/2029	206,239
140,000	Goat Holdco LLC	6.75	%(a)	02/01/2032	138,787
95,000	Goodyear Tire & Rubber Co.	5.25%		07/15/2031	85,188
80,000	GrafTech Finance, Inc.	4.63	%(a)	12/23/2029	65,498
110,000	Gray Television, Inc.	10.50	%(a)	07/15/2029	110,113
210,000	Griffon Corp.	5.75%		03/01/2028	206,066
150,000	Group 1 Automotive, Inc.	6.38	%(a)	01/15/2030	150,675
112,043	Gulfport Energy Corp.	8.00	%(a)	05/17/2026	113,586
240,000	Gulfport Energy Operating Corp.	6.75	%(a)	09/01/2029	241,973
305,000	Harvest Midstream I LP	7.50	%(a)	05/15/2032	310,883
315,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	4.63	%(a)	05/01/2028	290,920
140,000	Hess Midstream Operations LP	5.50	%(a)	10/15/2030	136,023
130,000	H-Food Holdings LLC / Hearthside Finance Co., Inc.	8.50	%(a)(g)	06/01/2026	4,225
110,000	Hightower Holding LLC	6.75	%(a)	04/15/2029	109,640
150,000	Hilcorp Energy I LP / Hilcorp Finance Co.	7.25	%(a)	02/15/2035	141,152
195,000	HUB International Ltd.	7.25	%(a)	06/15/2030	200,035
180,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%		05/15/2027	170,583
200,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00	%(a)	07/01/2028	202,699
335,000	Installed Building Products, Inc.	5.75	%(a)	02/01/2028	329,750
195,000	Iron Mountain, Inc.	7.00	%(a)	02/15/2029	199,390
50,000	Iron Mountain, Inc.	6.25	%(a)	01/15/2033	49,833
225,000	JELD-WEN, Inc.	4.88	%(a)	12/15/2027	214,029
195,000	JELD-WEN, Inc.	7.00	%(a)	09/01/2032	181,223
150,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88	%(a)	09/20/2031	159,531
320,000	Kodiak Gas Services LLC	7.25	%(a)	02/15/2029	326,717
85,000	LBM Acquisition LLC	6.25	%(a)	01/15/2029	78,272
200,000	Leeward Renewable Energy Operations LLC	4.25	%(a)	07/01/2029	183,286
200,000	Level 3 Financing, Inc.	10.50	%(a)	04/15/2029	223,880
115,000	Level 3 Financing, Inc.	3.75	%(a)	07/15/2029	89,511

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
75,000	Level 3 Financing, Inc.	4.50	%(a)	04/01/2030	62,561
150,000	LFS Topco LLC	5.88	%(a)	10/15/2026	149,006
335,000	Life Time, Inc.	6.00	%(a)	11/15/2031	331,873
215,000	LifePoint Health, Inc.	4.38	%(a)	02/15/2027	206,233
280,000	LifePoint Health, Inc.	10.00	%(a)	06/01/2032	285,039
220,000	Light & Wonder International, Inc.	7.25	%(a)	11/15/2029	224,776
135,000	Lightning Power LLC	7.25	%(a)	08/15/2032	139,201
25,000	Lions Gate Capital Holdings LLC	5.50	%(a)	04/15/2029	19,633
95,000	Live Nation Entertainment, Inc.	6.50	%(a)	05/15/2027	96,130
460,000	M/I Homes, Inc.	4.95%		02/01/2028	446,796
96,000	Macy’s Retail Holdings LLC	5.88	%(a)	04/01/2029	94,149
245,000	Madison IAQ LLC	5.88	%(a)	06/30/2029	231,607
180,000	Matador Resources Co.	6.50	%(a)	04/15/2032	178,268
210,000	Match Group Holdings II LLC	5.00	%(a)	12/15/2027	203,281
130,000	Mativ Holdings, Inc.	8.00	%(a)	10/01/2029	125,378
165,000	Mavis Tire Express Services Topco Corp.	6.50	%(a)	05/15/2029	158,412
70,000	McAfee Corp.	7.38	%(a)	02/15/2030	68,074
120,000	McGraw-Hill Education, Inc.	5.75	%(a)	08/01/2028	117,298
45,000	McGraw-Hill Education, Inc.	7.38	%(a)	09/01/2031	46,111
345,000	Medline Borrower LP	5.25	%(a)	10/01/2029	333,275
135,000	Medline Borrower LP/Medline Co.-Issuer, Inc.	6.25	%(a)	04/01/2029	136,592
100,000	Michaels Cos., Inc.	5.25	%(a)	05/01/2028	75,616
85,000	Michaels Cos., Inc.	7.88	%(a)	05/01/2029	51,987
160,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.	4.88	%(a)	05/01/2029	150,952
220,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC	6.75	%(a)	04/01/2032	221,168
35,000	ModivCare, Inc.	5.00	%(a)	10/01/2029	20,626
145,000	Nabors Industries, Inc.	9.13	%(a)	01/31/2030	147,593
55,000	Nabors Industries, Inc.	8.88	%(a)	08/15/2031	51,127
230,000	Nationstar Mortgage Holdings, Inc.	6.00	%(a)	01/15/2027	228,968
275,000	Nationstar Mortgage Holdings, Inc.	5.75	%(a)	11/15/2031	263,140
150,000	Navient Corp.	5.00%		03/15/2027	147,133
255,000	NCL Corp. Ltd.	5.88	%(a)	03/15/2026	254,841
155,000	NCL Corp. Ltd.	8.38	%(a)	02/01/2028	162,184
500,000	NCL Corp. Ltd.	6.25	%(a)	03/01/2030	494,462
165,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.13	%(a)	02/15/2029	167,328
150,000	NRG Energy, Inc.	6.00	%(a)	02/01/2033	145,803
200,000	Olympus Water US Holding Corp.	9.75	%(a)	11/15/2028	212,453
60,000	OneMain Finance Corp.	7.13%		03/15/2026	61,123
220,000	OneMain Finance Corp.	6.63%		01/15/2028	222,895
265,000	OneMain Finance Corp.	7.50%		05/15/2031	272,271
190,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.38	%(a)	02/15/2031	198,762
125,000	Owens & Minor, Inc.	6.63	%(a)	04/01/2030	117,330
170,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.	4.38	%(a)	10/15/2028	170,023
170,000	Panther Escrow Issuer LLC	7.13	%(a)	06/01/2031	171,884
310,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00	%(a)	02/01/2030	314,854
55,000	PBF Holding Co. LLC / PBF Finance Corp.	6.00%		02/15/2028	52,792
75,000	Penn Entertainment, Inc.	4.13	%(a)	07/01/2029	67,329
110,000	PennyMac Financial Services, Inc.	4.25	%(a)	02/15/2029	102,025
120,000	PennyMac Financial Services, Inc.	7.88	%(a)	12/15/2029	125,838
215,000	Performance Food Group, Inc.	6.13	%(a)	09/15/2032	215,259
190,000	Permian Resources Operating LLC	7.00	%(a)	01/15/2032	193,057
115,000	Permian Resources Operating LLC	6.25	%(a)	02/01/2033	113,610
250,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75	%(a)	02/15/2029	241,969
175,000	Pike Corp.	5.50	%(a)	09/01/2028	168,436
100,000	Pike Corp.	8.63	%(a)	01/31/2031	105,621
185,000	Post Holdings, Inc.	6.38	%(a)	03/01/2033	181,552
60,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.63	%(a)	09/01/2029	47,158
95,000	Prime Security Services Borrower LLC / Prime Finance, Inc.	6.25	%(a)	01/15/2028	94,589
35,000	Radiate Holdco LLC / Radiate Finance, Inc.	4.50	%(a)	09/15/2026	30,593

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
218,603	Radiology Partners, Inc. 4.28% Cash and 3.50% PIK	7.78	%(a)	01/31/2029	216,143
38,416	Radiology Partners, Inc. 9.78% PIK	9.78	%(a)	02/15/2030	35,896
255,000	Royal Caribbean Cruises Ltd.	5.50	%(a)	08/31/2026	254,935
95,000	Royal Caribbean Cruises Ltd.	5.63	%(a)	09/30/2031	93,509
130,000	Royal Caribbean Cruises Ltd.	6.25	%(a)	03/15/2032	131,658
70,000	Sabre GLBL, Inc.	8.63	%(a)	06/01/2027	69,108
30,000	Sabre GLBL, Inc.	10.75	%(a)	11/15/2029	31,062
105,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.	6.63	%(a)	03/01/2030	100,568
210,000	Sealed Air Corp./Sealed Air Corp. US	7.25	%(a)	02/15/2031	216,731
200,000	Select Medical Corp.	6.25	%(a)	12/01/2032	192,771
50,000	Service Properties Trust	5.50%		12/15/2027	46,990
105,000	Service Properties Trust	8.88%		06/15/2032	97,284
355,000	Sirius XM Radio LLC	5.50	%(a)	07/01/2029	340,780
90,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp.	7.88	%(a)	11/01/2028	92,996
265,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.	6.63	%(a)	05/01/2032	268,796
230,000	SM Energy Co.	7.00	%(a)	08/01/2032	226,986
140,000	Sonic Automotive, Inc.	4.63	%(a)	11/15/2029	129,382
180,000	Sotera Health Holdings LLC	7.38	%(a)	06/01/2031	182,583
85,000	Spirit AeroSystems, Inc.	9.75	%(a)	11/15/2030	94,168
115,000	Standard Building Solutions, Inc.	6.50	%(a)	08/15/2032	115,283
155,000	Staples, Inc.	10.75	%(a)	09/01/2029	152,681
35,000	Staples, Inc.	12.75	%(a)	01/15/2030	27,410
140,000	Starwood Property Trust, Inc.	7.25	%(a)	04/01/2029	143,788
155,000	Starwood Property Trust, Inc.	6.00	%(a)	04/15/2030	152,248
330,000	Station Casinos LLC	6.63	%(a)	03/15/2032	328,253
135,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.00	%(a)	06/01/2031	120,937
205,000	SunCoke Energy, Inc.	4.88	%(a)	06/30/2029	187,131
115,000	Sunoco LP / Sunoco Finance Corp.	6.00%		04/15/2027	114,856
40,000	SWF Holdings I Corp.	6.50	%(a)	10/01/2029	25,230
190,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.38	%(a)	02/15/2029	190,785
80,000	Tenet Healthcare Corp.	6.25%		02/01/2027	80,000
85,000	Tenet Healthcare Corp.	6.13%		10/01/2028	84,918
220,000	Tenet Healthcare Corp.	6.13%		06/15/2030	218,541
275,000	Townsquare Media, Inc.	6.88	%(a)	02/01/2026	274,395
205,000	TransDigm, Inc.	5.50%		11/15/2027	201,608
215,000	TransDigm, Inc.	6.88	%(a)	12/15/2030	218,351
93,000	Transocean Poseidon Ltd.	6.88	%(a)	02/01/2027	93,353
70,000	Transocean, Inc.	8.00	%(a)	02/01/2027	70,207
350,000	Trident TPI Holdings, Inc.	12.75	%(a)	12/31/2028	386,519
515,000	Triton Water Holdings, Inc.	6.25	%(a)	04/01/2029	511,783
225,000	UKG, Inc.	6.88	%(a)	02/01/2031	228,512
225,000	United Airlines, Inc.	4.63	%(a)	04/15/2029	214,109
405,000	United Natural Foods, Inc.	6.75	%(a)	10/15/2028	399,565
95,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	10.50	%(a)	02/15/2028	101,395
160,000	Univision Communications, Inc.	4.50	%(a)	05/01/2029	143,398
90,000	Upbound Group, Inc.	6.38	%(a)	02/15/2029	87,599
335,000	US Foods, Inc.	5.75	%(a)	04/15/2033	326,389
435,000	Vail Resorts, Inc.	6.50	%(a)	05/15/2032	440,239
155,000	Venture Global LNG, Inc.	8.13	%(a)	06/01/2028	161,363
100,000	Venture Global LNG, Inc.	8.38	%(a)	06/01/2031	104,396
90,000	Venture Global LNG, Inc.	9.88	%(a)	02/01/2032	98,811
100,000	Veritiv Operating Co.	10.50	%(a)	11/30/2030	107,823
200,000	Victra Holdings LLC / Victra Finance Corp.	8.75	%(a)	09/15/2029	210,078
230,000	Viking Cruises Ltd.	5.88	%(a)	09/15/2027	229,025
195,000	Viking Cruises Ltd.	9.13	%(a)	07/15/2031	209,889
115,000	Vistra Operations Co. LLC	7.75	%(a)	10/15/2031	120,749
135,000	Vistra Operations Co. LLC	6.88	%(a)	04/15/2032	138,357
90,000	Vital Energy, Inc.	7.88	%(a)	04/15/2032	86,685
21,945	Vortex Opco LLC	8.00	%(a)	04/30/2030	8,120

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,040	Vortex Opco LLC (3 mo. Term SOFR + 6.25%, 0.50% Floor)	10.56	%(a)	04/30/2030	4,964
200,000	VT Topco, Inc.	8.50	%(a)	08/15/2030	212,078
120,000	Wand NewCo 3, Inc.	7.63	%(a)	01/30/2032	123,377
170,000	WASH Multifamily Acquisition, Inc.	5.75	%(a)	04/15/2026	169,482
235,000	Watco Cos. LLC / Watco Finance Corp.	7.13	%(a)	08/01/2032	242,461
120,000	Wayfair LLC	7.25	%(a)	10/31/2029	120,240
240,000	Weatherford International Ltd.	8.63	%(a)	04/30/2030	248,002
150,000	Windstream Services LLC / Windstream Escrow Finance Corp.	8.25	%(a)	10/01/2031	155,099
260,000	WR Grace Holdings LLC	5.63	%(a)	08/15/2029	239,417
630,000	XHR LP	6.63	%(a)	05/15/2030	632,855
215,000	XPO, Inc.	7.13	%(a)	06/01/2031	221,326
	Total US Corporate Bonds (Cost $44,644,717)				43,956,340
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 10.2%
	Federal Home Loan Mortgage Corp.
4,623,021	Pool RJ1071	6.00%		03/01/2054	4,701,892
4,764,241	Pool SD5141	6.00%		04/01/2054	4,822,284
3,073,055	Pool SD5964	5.50%		11/01/2053	3,066,091
2,767,863	Pool SD7100	5.50%		12/01/2054	2,733,896
516,783	Series 3926-HS (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.74	%(k)(l)	09/15/2041	57,394
2,143,147	Series 4631-FA (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.21%		11/15/2046	2,110,654
12,372,926	Series 4851-PF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.11%		08/15/2057	12,070,525
1,311,393	Series 4981-GF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.08%		06/25/2050	1,284,469
9,833,961	Series 5142-QI	3.00	%(k)	09/25/2051	1,668,676
3,231,185	Series 5481-FC (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	6.07%		12/25/2054	3,267,861
	Federal National Mortgage Association
3,532,386	Pool CB7268	6.00%		10/01/2053	3,584,297
2,958,994	Pool CB7996	6.00%		02/01/2054	3,008,595
4,035,724	Pool CB8845	5.50%		07/01/2054	4,035,922
4,598,599	Pool FS6422	6.00%		11/01/2053	4,710,097
1,997,208	Pool FS7738	6.00%		03/01/2054	2,045,634
2,968,013	Pool FS8152	6.00%		06/01/2054	3,003,133
5,681,765	Series 2013-12-FT (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	5.03%		02/25/2043	5,562,969
7,381,712	Series 2017-11-SK (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.37	%(k)(l)	03/25/2047	733,155
3,977,154	Series 2019-57-LF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.18%		10/25/2049	3,893,490
19,856,859	Series 2019-M7-X	0.33	%(j)(k)	04/25/2029	233,660
6,964,767	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.47	%(k)(l)	08/25/2050	772,194
8,344,861	Series 2021-32-AI	3.00	%(k)	05/25/2046	926,956
21,849,723	Series 2021-M8-X	0.24	%(j)(k)	11/25/2035	399,026
4,812,389	Series 2022-43-FA (30 day avg SOFR US + 0.55%, 0.55% Floor, 6.00% Cap)	5.12%		07/25/2052	4,687,564
3,400,000	Series 2024-100-FD (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	6.05%		06/25/2054	3,400,664
2,605,924	Series 2024-76-FD (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.82%		11/25/2054	2,607,264
4,361,469	Series 2024-89-FD (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.97%		09/25/2053	4,364,730
4,323,675	Series 2024-93-FL (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	6.02%		12/25/2054	4,365,206
6,830,060	Series 427-C7	2.50	%(k)	08/25/2035	564,699

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	FREMF Mortgage Trust
639,609	Series 2016-KF18-B (30 day avg SOFR US + 5.61%, 5.50% Floor)	10.28	%(a)	05/25/2026	635,616
700,066	Series 2017-KF30-B (30 day avg SOFR US + 3.36%, 3.25% Floor)	8.03	%(a)	03/25/2027	691,561
392,798	Series 2018-KF44-B (30 day avg SOFR US + 2.26%, 2.15% Floor)	6.93	%(a)	02/25/2025	391,838
2,240,176	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	10.78	%(a)	10/25/2029	2,162,207
	Government National Mortgage Association
7,216,805	Series 2019-128-KS (-1 x 1 mo. Term SOFR + 2.74%, 0.00% Floor, 2.85% Cap)	0.00	%(k)(l)	10/20/2049	40,348
6,166,027	Series 2020-104-SB (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.67	%(k)(l)	07/20/2050	776,802
13,512,163	Series 2020-115-YS (-1 x 1 mo. Term SOFR + 4.09%, 0.00% Floor, 4.20% Cap)	0.00	%(k)(l)	08/20/2050	348,558
26,804,232	Series 2020-129-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(k)(l)	09/20/2050	262,038
33,629,626	Series 2020-146-IJ	2.50	%(k)	10/20/2050	4,735,045
3,342,629	Series 2020-154-MI	3.00	%(k)	10/20/2050	556,166
13,398,059	Series 2020-189-SU (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(k)(l)	12/20/2050	1,769,432
7,499,608	Series 2021-1-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(k)(l)	01/20/2051	940,376
11,177,984	Series 2021-193-DS (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(k)(l)	11/20/2051	34,220
26,819,272	Series 2021-35-IO	1.03	%(j)(k)	12/16/2062	2,006,280
3,070,595	Series 2022-137-IO	3.00	%(k)	01/20/2052	408,454
46,733,321	Series 2022-192-IO	0.67	%(j)(k)	09/16/2064	2,721,344
24,373,932	Series 2023-15-IO	0.92	%(j)(k)	08/16/2064	1,727,632
46,921,416	Series 2024-15-BI	0.74	%(j)(k)	10/16/2065	2,882,364
42,462,685	Series 2024-35-IB	0.80	%(j)(k)	07/16/2065	2,779,183
	Total US Government and Agency Mortgage Backed Obligations (Cost $119,804,084)				114,552,461
US GOVERNMENT AND AGENCY OBLIGATIONS - 8.9%
46,200,000	United States Treasury Note/Bond	0.50%		03/31/2025	45,789,495
32,900,000	United States Treasury Note/Bond	0.25%		08/31/2025	32,044,223
23,080,000	United States Treasury Note/Bond	0.75%		04/30/2026	22,048,427
	Total US Government and Agency Obligations (Cost $99,432,543)				99,882,145
COMMON STOCKS - 0.0%(m)
9,228	Flame Aggregator - Series R(d)(n)				38,942
917	Flame Aggregator - Series U(d)(n)				3,870
	Total Common Stocks (Cost $20,803)				42,812
WARRANTS - 0.0%(m)
3,500	Avation PLC, Expires 10/31/2026 at GBP 1.15(n)				2,410
	Total Warrants (Cost $–)				2,410
SHORT TERM INVESTMENTS - 9.2%
34,438,785	First American Government Obligations Fund - U	4.41	%(o)		34,438,785
34,438,785	JPMorgan US Government Money Market Fund - IM	4.44	%(o)		34,438,785
34,438,786	MSILF Government Portfolio - Institutional	4.42	%(o)		34,438,786
	Total Short Term Investments (Cost $103,316,356)				103,316,356
	Total Investments - 99.9% (Cost $1,190,692,072)				1,120,566,507
	Other Assets in Excess of Liabilities - 0.1%				1,255,017
	NET ASSETS - 100.0%				$1,121,821,524

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Collateralized Loan Obligations	17.0%
Non-Agency Residential Collateralized Mortgage Obligations	16.1%
Non-Agency Commercial Mortgage Backed Obligations	11.5%
Bank Loans	11.5%
US Government and Agency Mortgage Backed Obligations	10.2%
Short Term Investments	9.2%
US Government and Agency Obligations	8.9%
Asset Backed Obligations	5.8%
Foreign Corporate Bonds	4.7%
US Corporate Bonds	3.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Common Stocks	0.0	%(m)
Warrants	0.0	%(m)
Other Assets and Liabilities	0.1%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Collateralized Loan Obligations	17.0%
Non-Agency Residential Collateralized Mortgage Obligations	16.1%
Non-Agency Commercial Mortgage Backed Obligations	11.5%
US Government and Agency Mortgage Backed Obligations	10.2%
Short Term Investments	9.2%
US Government and Agency Obligations	8.9%
Asset Backed Obligations	5.8%
Electronics/Electric	2.0%
Healthcare	1.8%
Energy	1.5%
Transportation	1.1%
Banking	1.0%
Hotels/Motels/Inns and Casinos	1.0%
Utilities	1.0%
Industrial Equipment	1.0%
Finance	0.9%
Commercial Services	0.8%
Retailers (other than Food/Drug)	0.8%
Media	0.6%
Chemicals/Plastics	0.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.6%
Insurance	0.6%
Mining	0.6%
Telecommunications	0.6%
Business Equipment and Services	0.5%
Consumer Products	0.5%
Construction	0.5%
Technology	0.4%
Aerospace & Defense	0.4%
Containers and Glass Products	0.3%
Leisure	0.3%
Building and Development (including Steel/Metals)	0.3%
Food Products	0.3%
Automotive	0.2%
Beverage and Tobacco	0.2%
Chemical Products	0.2%
Diversified Manufacturing	0.2%
Real Estate	0.1%
Pharmaceuticals	0.1%
Conglomerates	0.1%
Pulp & Paper	0.1%
IT Services	0.0	%(m)
Consumer Staples	0.0	%(m)

Financials	0.0	%(m)
Food Service	0.0	%(m)
Financial Intermediaries	0.0	%(m)
Other Assets and Liabilities	0.1%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2024, the value of these securities total $557,945,524 or 49.7% of the Fund’s net assets.
(b)	Principal only security
(c)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.
(d)	Value determined using significant unobservable inputs.
(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(h)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(i)	Perpetual maturity. The date disclosed is the next call date of the security.
(j)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(k)	Interest only security
(l)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(m)	Represents less than 0.05% of net assets.
(n)	Non-income producing security.
(o)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate
GBP	British Pound
LIBOR	London Interbank Offered Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

DoubleLine Low Duration Emerging Markets Fixed Income Fund	(Unaudited)

Schedule of Investments	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN CORPORATE BONDS - 78.4%
BRAZIL - 9.8%
376,000	BRF GmbH	4.35%		09/29/2026	368,389
3,100,000	Cosan Luxembourg SA	7.00%		01/20/2027	3,094,064
2,675,478	Guara Norte Sarl	5.20%		06/15/2034	2,444,239
105,102	Invepar Holdings	0.00	%(a)(b)	12/30/2028	—
1,600,000	Minerva Luxembourg SA	5.88%		01/19/2028	1,576,557
2,380,397	MV24 Capital BV	6.75%		06/01/2034	2,259,278
800,000	NBM US Holdings, Inc.	7.00%		05/14/2026	800,768
2,259,197	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	2,245,914
700,000	Suzano International Finance BV	4.00%		01/14/2025	698,738
					13,487,947
CHILE - 6.8%
900,000	Cencosud SA	4.38%		07/17/2027	880,028
4,792,264	Chile Electricity PEC SpA	0.00	%(c)	01/25/2028	4,039,879
312,800	Empresa Electrica Angamos SA	4.88%		05/25/2029	284,348
1,115,050	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	1,080,221
1,412,160	GNL Quintero SA	4.63%		07/31/2029	1,394,011
1,588,000	Sociedad Quimica y Minera de Chile SA	4.38%		01/28/2025	1,588,455
					9,266,942
COLOMBIA - 4.7%
3,290,198	AL Candelaria Spain SA	7.50%		12/15/2028	3,251,443
2,100,000	Banco de Bogota SA	6.25%		05/12/2026	2,101,098
1,100,000	Grupo de Inversiones Suramericana SA	5.50%		04/29/2026	1,087,142
					6,439,683
GUATEMALA - 3.7%
2,300,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	2,257,450
400,000	Energuate Trust	5.88%		05/03/2027	391,732
1,503,000	Millicom International Cellular SA	5.13%		01/15/2028	1,449,423
965,700	Millicom International Cellular SA	6.25%		03/25/2029	950,867
					5,049,472
INDIA - 7.2%
913,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	752,312
2,200,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	1,989,586
2,400,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	2,207,312
200,000	Bharti Airtel Ltd.	4.38%		06/10/2025	199,238
590,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	532,784
1,100,000	Network i2i Ltd. (5 yr. CMT Rate + 4.27%)	5.65	%(d)	01/15/2025	1,102,587
3,150,000	Reliance Industries Ltd.	4.13%		01/28/2025	3,147,273
					9,931,092
INDONESIA - 4.8%
1,700,000	Freeport Indonesia PT	4.76%		04/14/2027	1,685,397
400,000	Freeport Indonesia PT	4.76	%(c)	04/14/2027	396,564
2,500,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	2,434,099
2,000,000	Medco Oak Tree Pte Ltd.	7.38%		05/14/2026	2,037,814
					6,553,874
JAMAICA - 0.0%(e)
192,469	Digicel Group Holdings Ltd.	0.00	%(b)(c)	12/31/2030	34,192
464	Digicel Group Holdings Ltd.	0.00	%(b)(c)	12/31/2030	462
56,495	Digicel Group Holdings Ltd.	0.00	%(b)(c)	12/31/2030	1,304
					35,958
KUWAIT - 2.8%
400,000	MEGlobal BV	4.25%		11/03/2026	391,428
3,400,000	MEGlobal Canada ULC	5.00%		05/18/2025	3,394,594
					3,786,022

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
MALAYSIA - 0.6%
800,000	Axiata SPV2 Bhd	4.36%		03/24/2026	794,495
MEXICO - 12.5%
1,200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%		10/01/2028	1,252,817
2,450,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%		01/18/2033	2,280,868
1,185,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	1,125,363
2,700,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13	%(d)	06/08/2026	2,646,955
1,000,000	Cemex SAB de CV	5.45%		11/19/2029	987,149
2,500,000	Comision Federal de Electricidad	4.75%		02/23/2027	2,451,489
1,800,000	Industrias Penoles SAB de CV	4.15%		09/12/2029	1,692,250
2,300,000	KUO SAB De CV	5.75%		07/07/2027	2,236,864
2,616,347	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	2,536,810
					17,210,565
PANAMA - 1.9%
1,877,000	Global Bank Corp. (3 mo. LIBOR US + 3.30%)	5.25	%(f)	04/16/2029	1,767,721
800,000	Multibank, Inc.	7.75	%(c)	02/03/2028	811,628
					2,579,349
PARAGUAY - 1.9%
1,100,000	Banco Continental SAECA	2.75%		12/10/2025	1,064,274
1,600,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	1,587,352
					2,651,626
PERU - 15.1%
2,100,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%		07/01/2030	2,060,532
1,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25	%(c)	09/30/2031	1,706,806
1,400,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%		07/08/2030	1,382,702
500,000	Camposol SA	6.00%		02/03/2027	480,882
2,000,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	1,999,849
2,525,000	Fenix Power Peru SA	4.32%		09/20/2027	2,457,165
282,400	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38	%(c)	06/01/2028	284,390
1,500,000	InRetail Shopping Malls	5.75%		04/03/2028	1,485,398
700,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	670,079
45,206	Interoceanica IV Finance Ltd. Series 2007	0.00	%(b)	11/30/2025	43,511
2,300,000	Kallpa Generacion SA	4.88%		05/24/2026	2,281,497
1,000,000	Nexa Resources SA	5.38%		05/04/2027	990,757
600,000	Nexa Resources SA	6.50%		01/18/2028	609,037
1,885,000	Orazul Energy Peru SA	5.63%		04/28/2027	1,838,855
808,000	Southern Copper Corp.	3.88%		04/23/2025	804,534
1,600,000	Transportadora de Gas del Peru SA	4.25%		04/30/2028	1,569,139
					20,665,133
SINGAPORE - 5.5%
2,500,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	2,407,041
2,800,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%		09/10/2030	2,735,105
2,500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	2,403,898
					7,546,044
SOUTH AFRICA - 0.6%
800,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%		05/15/2029	810,646
VIETNAM - 0.5%
762,451	Mong Duong Finance Holdings BV	5.13%		05/07/2029	733,423
	Total Foreign Corporate Bonds (Cost $108,558,704)				107,542,271

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 20.3%
BRAZIL - 2.1%
1,100,000	Petrobras Global Finance BV	7.38%		01/17/2027	1,132,055
1,750,000	Petrobras Global Finance BV	6.00%		01/27/2028	1,749,335
					2,881,390
COLOMBIA - 2.1%
600,000	Colombia Government International Bond	4.50%		01/28/2026	593,850
2,500,000	Oleoducto Central SA	4.00%		07/14/2027	2,366,274
					2,960,124
DOMINICAN REPUBLIC - 1.8%
2,500,000	Dominican Republic International Bond	5.50%		02/22/2029	2,426,875
GUATEMALA - 2.3%
2,900,000	Guatemala Government Bond	4.50%		05/03/2026	2,847,800
300,000	Guatemala Government Bond	5.25%		08/10/2029	288,975
					3,136,775
INDIA - 1.4%
2,000,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	1,961,404
INDONESIA - 3.5%
1,500,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	1,465,038
2,400,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%		05/15/2025	2,395,844
1,000,000	Pertamina Persero PT	1.40%		02/09/2026	958,513
					4,819,395
MALAYSIA - 1.1%
1,500,000	TNB Global Ventures Capital Bhd	3.24%		10/19/2026	1,458,886
MEXICO - 2.7%
3,000,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	2,765,933
500,000	Comision Federal de Electricidad	4.69%		05/15/2029	469,903
500,000	Comision Federal de Electricidad	5.70	%(c)	01/24/2030	480,375
					3,716,211
PARAGUAY - 2.0%
2,019,059	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	1,560,732
1,000,000	Paraguay Government International Bond	5.00%		04/15/2026	994,500
200,000	Paraguay Government International Bond	4.70%		03/27/2027	196,700
					2,751,932
PERU - 0.9%
1,282,288	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	1,280,037
SOUTH AFRICA - 0.4%
500,000	Republic of South Africa Government International Bond	4.88%		04/14/2026	494,380
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $27,880,588)				27,887,409
SHORT TERM INVESTMENTS - 0.4%
178,306	First American Government Obligations Fund - U	4.41	%(g)		178,306
178,305	JPMorgan US Government Money Market Fund - IM	4.44	%(g)		178,305
178,306	MSILF Government Portfolio - Institutional	4.42	%(g)		178,306
	Total Short Term Investments (Cost $534,917)				534,917
	Total Investments - 99.1% (Cost $136,974,209)				135,964,597
	Other Assets in Excess of Liabilities - 0.9%				1,232,313
	NET ASSETS - 100.0%				$137,196,910

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	78.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	20.3%
Short Term Investments	0.4%
Other Assets and Liabilities	0.9%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Banking	21.0%
Utilities	16.2%
Transportation	12.0%
Energy	10.4%
Mining	10.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	8.8%
Telecommunications	4.4%
Consumer Products	4.3%
Chemical Products	2.8%
Building and Development (including Steel/Metals)	2.6%
Retailers (other than Food/Drug)	1.7%
Conglomerates	1.6%
Chemicals/Plastics	1.2%
Finance	0.8%
Pulp & Paper	0.5%
Short Term Investments	0.4%
Food Products	0.3%
Other Assets and Liabilities	0.9%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Peru	16.0%
Mexico	15.2%
Brazil	11.9%
India	8.6%
Indonesia	8.3%
Colombia	6.8%
Chile	6.8%
Guatemala	6.0%
Singapore	5.5%
Paraguay	3.9%
Kuwait	2.8%
Panama	1.9%
Dominican Republic	1.8%
Malaysia	1.7%
South Africa	1.0%
Vietnam	0.5%
United States	0.4%
Jamaica	0.0	%(e)
Other Assets and Liabilities	0.9%
Net Assets	100.0%

(a)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(b)	Value determined using significant unobservable inputs.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2024, the value of these securities total $7,755,600 or 5.7% of the Fund’s net assets.
(d)	Perpetual maturity. The date disclosed is the next call date of the security.
(e)	Represents less than 0.05% of net assets.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate

DoubleLine Long Duration Total Return Bond Fund	(Unaudited)

Schedule of Investments	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 79.0%
	Fannie Mae or Freddie Mac
730,000	TBA	2.50	%(g)	01/15/2047	594,665
	Federal Home Loan Mortgage Corp.
1,523,098	Pool SD7512	3.00%		02/01/2050	1,319,299
1,544,150	Pool SD7553	3.00%		03/01/2052	1,331,140
3,045,278	Series 4390-NZ	3.00	%(a)	09/15/2044	2,645,392
1,061,513	Series 4460-KB	3.50%		03/15/2045	940,124
547,677	Series 4839-WO	0.00	%(b)	08/15/2056	348,610
2,000,000	Series 4994-AV	2.00%		12/25/2045	1,536,019
1,312,500	Series 5145-HZ	3.00	%(a)	09/25/2051	759,707
1,927,332	Series 5155-JZ	3.00	%(a)	10/25/2051	1,103,353
1,755,448	Series 5155-KZ	3.00	%(a)	10/25/2051	1,049,740
1,566,299	Series 5160-ZY	3.00	%(a)	10/25/2050	1,064,898
1,872,410	Series 5171-Z	2.00	%(a)	12/25/2051	977,787
1,293,127	Series 5319-PO	0.00	%(b)	08/25/2050	864,003
340,209	Series 5326-UO	0.00	%(b)	10/25/2050	225,697
	Federal National Mortgage Association
1,546,250	Pool 310233	3.50%		03/01/2044	1,401,102
967,000	Pool BS7220	5.23%		11/01/2032	982,998
1,603,403	Pool BU5836	2.00%		11/01/2051	1,264,658
1,518,361	Pool BV9867	3.00%		05/01/2052	1,292,179
287,000	Pool BZ1178	5.81%		06/01/2031	293,646
1,310,130	Pool FM8691	2.50%		09/01/2051	1,081,783
2,065,712	Pool FS0176	2.50%		01/01/2052	1,698,732
1,498,450	Pool FS3826	3.00%		01/01/2052	1,274,750
1,438,577	Pool FS5984	3.00%		12/01/2050	1,246,096
1,303,476	Pool FS7149	2.50%		03/01/2052	1,076,189
1,478,140	Pool FS8304	3.00%		05/01/2052	1,276,428
1,260,000	Series 2012-128-UC	2.50%		11/25/2042	915,189
655,758	Series 2013-66-ZK	3.00	%(a)	07/25/2043	467,563
1,583,214	Series 2014-42-BZ	3.00	%(a)	07/25/2044	1,358,707
370,097	Series 2014-68-TD	3.00%		11/25/2044	328,368
487,724	Series 2014-80-KL	2.00%		05/25/2043	315,832
695,439	Series 2016-64-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.32	%(c)(d)	09/25/2046	68,916
209,470	Series 2018-21-PO	0.00	%(b)	04/25/2048	156,955
2,844,317	Series 2019-68-ZL	2.50	%(a)	11/25/2049	2,095,023
1,662,341	Series 2021-17-SB (-1 x 30 day avg SOFR US + 3.30%, 0.00% Floor, 3.30% Cap)	0.00	%(c)(d)	04/25/2051	18,039
1,822,302	Series 2021-93-Z	3.00	%(a)	08/25/2051	1,163,085
3,178,000	Series 2023-M1-2A2	3.95	%(e)	07/25/2040	2,771,820
	Freddie Mac Seasoned Credit Risk Transfer Trust
1,005,000	Series 2021-2-MBU	2.50%		11/25/2060	666,404
	Government National Mortgage Association
211,818	Series 2013-180-LO	0.00	%(b)	11/16/2043	160,210
3,549,883	Series 2015-79-VZ	2.50	%(a)	05/20/2045	3,048,090
352,991	Series 2016-12-MZ	3.00	%(a)	01/20/2046	269,055
1,204,625	Series 2017-122-CZ	3.00	%(a)	08/20/2047	909,898
1,510,174	Series 2021-105-JS (-1 x 30 day avg SOFR US + 3.65%, 0.00% Floor, 3.65% Cap)	0.00	%(c)(d)	06/20/2051	32,373
1,387,960	Series 2021-223-EZ	3.00	%(a)	12/20/2051	975,002
708,939	Series 2021-42-SB (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	1.87	%(c)(d)	03/20/2051	96,855
1,569,397	Series 2021-89-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(c)(d)	05/20/2051	37,094
376,761	Series 2022-160-DZ	4.50	%(a)	09/20/2052	285,939

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
8,737,250	Series 2022-85-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(c)(d)	05/20/2052	26,980
1,811,376	Series 2022-9-MZ	3.50	%(a)	01/20/2052	1,301,849
1,052,000	Series 2022-99-QG	3.50%		01/20/2052	873,670
849,549	Series 2023-140-PO	0.00	%(b)	06/20/2048	546,844
	Total US Government and Agency Mortgage Backed Obligations (Cost $50,830,161)				46,538,755

SHORT TERM INVESTMENTS - 21.8%
985,514	First American Government Obligations Fund - U	4.41	%(f)		985,514
985,513	JPMorgan US Government Money Market Fund - IM	4.44	%(f)		985,513
985,514	MSILF Government Portfolio - Institutional	4.42	%(f)		985,514
10,000,000	United States Treasury Bill	0.00%		03/20/2025	9,911,097
	Total Short Term Investments (Cost $12,863,325)				12,867,638
	Total Investments - 100.8% (Cost $63,693,486)				59,406,393
	Other Liabilities in Excess of Assets - (0.8)%				(472,025)
	NET ASSETS - 100.0%				$58,934,368

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	79.0%
Short Term Investments	21.8%
Other Assets and Liabilities	(0.8)%
Net Assets	100.0%

(a)	This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(b)	Principal only security
(c)	Interest only security
(d)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(e)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(f)	Seven-day yield as of period end.
(g)	Represents or includes a TBA Transaction.

SOFR	Secured Overnight Financing Rate
TBA	To be announced

Futures Contracts
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
10 Year U.S. Ultra Treasury Notes	Short	(340)	3/20/2025	$(38,369,765)	$523,515
U.S. Treasury 5 Year Notes	Short	(95)	3/31/2025	(10,157,568)	58,623
U.S. Treasury 2 Year Notes	Long	84	3/31/2025	17,281,010	(9,822)
U.S. Treasury Long Bonds	Long	221	3/20/2025	25,800,174	(640,705)
U.S. Treasury Ultra Bonds	Long	198	3/20/2025	24,400,419	(856,982)
					$(925,371)

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

DoubleLine Strategic Commodity Fund	(Unaudited)

Schedule of Investments (Consolidated)	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
SHORT TERM INVESTMENTS - 100.0%
1,087,883	First American Government Obligations Fund - U	4.41	%(a)(b)		1,087,883
1,087,883	JPMorgan US Government Money Market Fund - IM	4.44	%(a)(b)		1,087,883
1,087,883	MSILF Government Portfolio - Institutional	4.42	%(a)(b)		1,087,883
79,500,000	United States Treasury Bill	0.00	%(a)	01/09/2025	79,435,010
5,000,000	United States Treasury Bill	0.00	%(c)	01/28/2025	4,984,860
19,500,000	United States Treasury Bill	0.00	%(a)(c)	05/08/2025	19,217,993
	Total Short Term Investments (Cost $106,873,452)				106,901,512
	Total Investments - 100.0% (Cost $106,873,452)				106,901,512
	Other Assets in Excess of Liabilities - 0.0%(d)				19,059
	NET ASSETS - 100.0%				$106,920,571

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Short Term Investments	100.0%
Other Assets and Liabilities	0.0	%(d)
Net Assets	100.0%

(a)	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly owned subsidiary of the DoubleLine Strategic Commodity Fund.
(b)	Seven-day yield as of period end.
(c)	All or a portion of security has been pledged as collateral.
(d)	Represents less than 0.05% of net assets.

SWAP AGREEMENTS
EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Long Commodity Basket Swap(1)(2)	Canadian Imperial Bank of Commerce	Long	0.20%	Termination	01-02-2025	$8,600,000	$733,378	$—	$733,378
Long Commodity Basket Swap(1)(3)	Bank of America Merrill Lynch	Long	0.20%	Termination	01-02-2025	7,700,000	656,628	—	656,628
Commodity Beta Basket Swap(1)(4)	Canadian Imperial Bank of Commerce	Long	0.21%	Termination	01-02-2025	20,700,000	(1,616)	—	(1,616)
Commodity Beta Basket Swap(1)(4)	Bank of America Merrill Lynch	Long	0.23%	Termination	01-02-2025	20,700,000	(1,945)	—	(1,945)
Commodity Beta Basket Swap(1)(4)	Barclays Capital, Inc.	Long	0.20%	Termination	01-02-2025	34,500,000	(2,420)	—	(2,420)
Short Commodity Basket Swap(1)(5)	Bank of America Merrill Lynch	Short	0.00%	Termination	01-02-2025	(7,700,000)	(186,435)	—	(186,435)
Short Commodity Basket Swap(1)(6)	Canadian Imperial Bank of Commerce	Short	0.00%	Termination	01-02-2025	(8,600,000)	(208,224)	—	(208,224)
							$989,366	$—	$989,366

(1)	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.

(2)	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At December 31, 2024, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value (7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Cocoa Index ER	SG2MCCP	0.08	$34	22.6%
S&P GSCI 2 Month Forward Natural Gas Index ER	SG2MNGP	6.47	29	19.8%
S&P GSCI 2 Month Forward Heating Oil Index ER	SG2MHOP	0.06	29	19.3%
S&P GSCI 2 Month Forward GasOil Index ER	SG2MGOP	0.23	28	19.2%
S&P GSCI 2 Month Forward Brent Crude Index ER	SG2MBRP	0.02	28	19.1%
			$148	100.0%

(3)	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At December 31, 2024, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value (7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Cocoa Index ER	SG2MCCP	0.10	$44	22.6%
S&P GSCI 2 Month Forward Natural Gas Index ER	SG2MNGP	8.44	38	19.8%
S&P GSCI 2 Month Forward Heating Oil Index ER	SG2MHOP	0.07	38	19.3%
S&P GSCI 2 Month Forward GasOil Index ER	SG2MGOP	0.30	37	19.2%
S&P GSCI 2 Month Forward Brent Crude Index ER	SG2MBRP	0.03	37	19.1%
			$194	100.0%

(4)	Commodity Beta Basket Swap represents a swap on a basket of commodity indices designed to approximate the broad commodity market. At December 31, 2024, all constituents and their weightings were as follows:

Index	Ticker	Contract Value (7)	Value of Index	Weightings
Electrolytic Copper Future	LP1	0.22	$136	21.7%
Soybean Future	S1	0.35	114	18.2%
Nickel Future	LN1	0.28	79	12.6%
Crude Oil Future	CL1	0.10	66	10.6%
Brent Crude Future	CO1	0.10	65	10.5%
Live Cattle Future	LC1	0.18	36	5.7%
Gasoline RBOB Future	XB1	0.06	32	5.1%
Low Sulphur Gas Oil Future	QS1	0.08	30	4.8%
Sugar No. 11 Future	SB1	0.16	28	4.5%
Cotton No. 2 Future	CT1	0.40	23	3.6%
NY Harbor ULSD Heating Oil Future	HO1	0.06	17	2.7%
			$626	100.0%

(5)	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At December 31, 2024, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value (7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Corn Index ER	SG2MCNP	1.42	$38	20.7%
S&P GSCI 2 Month Forward Unleaded Gas Index ER	SG2MHUP	0.03	37	20.4%
S&P GSCI 2 Month Forward Kansas Wheat Index ER	SG2MKWP	1.53	36	20.2%
S&P GSCI 2 Month Forward Soybeans Index ER	SG2MSOP	0.11	36	20.0%
S&P GSCI 2 Month Forward Cotton Index ER	SG2MCTP	0.84	34	18.7%
			$181	100.0%

(6)	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At December 31, 2024, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value (7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Corn Index ER	SG2MCNP	1.55	$41	20.7%
S&P GSCI 2 Month Forward Unleaded Gas Index ER	SG2MHUP	0.03	40	20.4%
S&P GSCI 2 Month Forward Kansas Wheat Index ER	SG2MKWP	1.67	40	20.2%
S&P GSCI 2 Month Forward Soybeans Index ER	SG2MSOP	0.13	40	20.0%
S&P GSCI 2 Month Forward Cotton Index ER	SG2MCTP	0.92	37	18.7%
			$198	100.0%

(7)	Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

DoubleLine Global Bond Fund	(Unaudited)

Schedule of Investments	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 52.6%
AUSTRALIA - 1.0%
2,617,000 AUD	Australia Government Bond	1.50%		06/21/2031	1,381,844
BELGIUM - 3.7%
3,126,000 EUR	Kingdom of Belgium Government Bond	0.90	%(a)	06/22/2029	3,028,047
2,200,000 EUR	Kingdom of Belgium Government Bond	2.85	%(a)	10/22/2034	2,254,463
					5,282,510
CANADA - 0.8%
1,700,000 CAD	Canadian Government Bond	1.50%		06/01/2031	1,075,451
CZECH REPUBLIC - 0.8%
29,600,000 CZK	Czech Republic Government Bond	2.75%		07/23/2029	1,162,731
FRANCE - 5.3%
660,000 EUR	French Republic Government Bond OAT	0.00	%(a)	11/25/2029	601,643
2,582,191 EUR	French Republic Government Bond OAT	0.70	%(a)	07/25/2030	2,656,304
2,460,000 EUR	French Republic Government Bond OAT	3.00	%(a)	05/25/2033	2,535,200
1,700,000 EUR	French Republic Government Bond OAT	3.00	%(a)	11/25/2034	1,733,698
					7,526,845
GERMANY - 7.2%
4,390,000 EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%		08/15/2030	4,050,024
2,500,000 EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%		02/15/2031	2,277,987
1,630,000 EUR	Bundesrepublik Deutschland Bundesanleihe	1.70%		08/15/2032	1,628,082
2,650,000 EUR	Bundesrepublik Deutschland Bundesanleihe	1.00%		05/15/2038	2,270,884
					10,226,977
IRELAND - 1.8%
680,000 EUR	Ireland Government Bond	0.90%		05/15/2028	676,864
1,910,000 EUR	Ireland Government Bond	1.10%		05/15/2029	1,882,119
					2,558,983
ISRAEL - 4.3%
9,300,000 ILS	Israel Government Bond	0.50%		02/27/2026	2,453,385
13,600,000 ILS	Israel Government Bond	3.75%		09/30/2027	3,691,789
					6,145,174
JAPAN - 10.3%
361,000,000 JPY	Japan Government Ten Year Bond	0.10%		12/20/2026	2,273,457
812,500,000 JPY	Japan Government Ten Year Bond	0.10%		12/20/2027	5,088,139
500,000,000 JPY	Japan Government Twenty Year Bond	1.90%		03/20/2031	3,394,490
418,000,000 JPY	Japan Government Twenty Year Bond	0.50%		03/20/2038	2,367,677
240,000,000 JPY	Japan Government Twenty Year Bond	1.80%		09/20/2044	1,506,907
					14,630,670
MEXICO - 1.7%
30,000,000 MXN	Mexican Bonos	5.00%		03/06/2025	1,425,520
20,300,000 MXN	Mexican Bonos	5.75%		03/05/2026	929,261
					2,354,781
NEW ZEALAND - 1.2%
3,600,000 NZD	New Zealand Government Bond	1.50%		05/15/2031	1,725,784
PERU - 2.6%
13,900,000 PEN	Peru Government Bond	6.15%		08/12/2032	3,670,817
POLAND - 1.5%
11,100,000 PLN	Republic of Poland Government Bond	1.75%		04/25/2032	2,065,124
PORTUGAL - 0.9%
1,420,000 EUR	Portugal Obrigacoes do Tesouro OT	0.48	%(a)	10/18/2030	1,323,015
SOUTH AFRICA - 2.7%
38,190,000 ZAR	Republic of South Africa Government Bond	8.00%		01/31/2030	1,938,856
38,570,000 ZAR	Republic of South Africa Government Bond	8.88%		02/28/2035	1,862,062
					3,800,918
SPAIN - 4.7%
1,470,000 EUR	Spain Government Bond	1.30	%(a)	10/31/2026	1,499,056
4,440,000 EUR	Spain Government Bond	0.60	%(a)	10/31/2029	4,198,953
970,000 EUR	Spain Government Bond	0.50	%(a)	04/30/2030	901,817
					6,599,826

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
UNITED KINGDOM - 2.1%
2,500,000 GBP	United Kingdom Gilt	4.25%		03/07/2036	3,016,947
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $85,884,846)				74,548,397
US GOVERNMENT AND AGENCY OBLIGATIONS - 41.2%
UNITED STATES - 41.2%
560,000 USD	United States Treasury Note/Bond	0.50%		03/31/2025	555,024
2,400,000 USD	United States Treasury Note/Bond	0.25%		06/30/2025	2,354,200
2,410,000 USD	United States Treasury Note/Bond	0.25%		07/31/2025	2,355,319
3,570,000 USD	United States Treasury Note/Bond	0.38%		11/30/2025	3,447,707
4,960,000 USD	United States Treasury Note/Bond	0.75%		05/31/2026	4,724,772
3,840,000 USD	United States Treasury Note/Bond	0.63%		03/31/2027	3,545,888
3,280,000 USD	United States Treasury Note/Bond	0.50%		10/31/2027	2,952,874
3,270,000 USD	United States Treasury Note/Bond	0.63%		11/30/2027	2,945,670
3,620,000 USD	United States Treasury Note/Bond	0.63%		12/31/2027	3,251,494
5,980,000 USD	United States Treasury Note/Bond	0.75%		01/31/2028	5,374,179
6,070,000 USD	United States Treasury Note/Bond	0.63%		05/15/2030	4,982,075
6,470,000 USD	United States Treasury Note/Bond	0.63%		08/15/2030	5,255,767
6,780,000 USD	United States Treasury Note/Bond	0.88%		11/15/2030	5,548,880
2,270,000 USD	United States Treasury Note/Bond	1.13%		05/15/2040	1,366,710
3,110,000 USD	United States Treasury Note/Bond	1.38%		11/15/2040	1,926,227
2,620,000 USD	United States Treasury Note/Bond	1.75%		08/15/2041	1,697,612
7,080,000 USD	United States Treasury Note/Bond	1.25%		05/15/2050	3,358,734
5,440,000 USD	United States Treasury Note/Bond	1.38%		08/15/2050	2,654,566
	Total US Government and Agency Obligations (Cost $59,064,553)				58,297,698
SHORT TERM INVESTMENTS - 5.4%
2,525,147 USD	First American Government Obligations Fund - U	4.41	%(b)		2,525,147
2,525,146 USD	JPMorgan US Government Money Market Fund - IM	4.44	%(b)		2,525,146
2,525,147 USD	MSILF Government Portfolio - Institutional	4.42	%(b)		2,525,147
	Total Short Term Investments (Cost $7,575,440)				7,575,440
	Total Investments - 99.2% (Cost $152,524,839)				140,421,535
	Other Assets in Excess of Liabilities - 0.8%				1,090,174
	NET ASSETS - 100.0%				$141,511,709

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	52.6%
US Government and Agency Obligations	41.2%
Short Term Investments	5.4%
Other Assets and Liabilities	0.8%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
United States	46.6%
Japan	10.3%
Germany	7.2%
France	5.3%
Spain	4.7%
Israel	4.3%
Belgium	3.7%
South Africa	2.7%
Peru	2.6%
United Kingdom	2.1%
Ireland	1.8%
Mexico	1.7%
Poland	1.5%
New Zealand	1.2%
Australia	1.0%
Portugal	0.9%
Czech Republic	0.8%
Canada	0.8%
Other Assets and Liabilities	0.8%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2024, the value of these securities total $20,732,196 or 14.7% of the Fund’s net assets.
(b)	Seven-day yield as of period end.

AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
USD	United States Dollar
ZAR	South African Rand

Forward Currency Exchange Contracts

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
01/17/2025	State Street Bank & Trust Co.	8,725,139	ILS	$2,400,937	2,337,348	USD	$2,337,348	$(63,589)
01/17/2025	Goldman Sachs	13,600,000	ILS	3,742,376	3,644,981	USD	3,644,981	(97,395)
								$(160,984)

ILS	Israeli Shekel
USD	United States Dollar

DoubleLine Infrastructure Income Fund	(Unaudited)

Schedule of Investments	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 39.1%
	Apollo Aviation Securitization Equity Trust
8,348,182	Series 2024-1A-B	6.90	%(a)	05/16/2049	8,488,907
	Blackbird Capital Aircraft
2,342,976	Series 2016-1A-B	8.20	%(a)(b)	12/16/2041	2,346,907
	Blue Stream Communications LLC
2,000,000	Series 2023-1A-C	8.90	%(a)	05/20/2053	2,023,217
	Cloud Capital Holdco LP
3,500,000	Series 2024-2A-A2	5.92	%(a)	11/22/2049	3,482,766
	Cologix Data Centers US Issuer LLC
2,250,000	Series 2021-1A-B	3.79	%(a)	12/26/2051	2,127,121
	Compass Datacenters LLC
5,000,000	Series 2024-1A-A2	5.75	%(a)	02/25/2049	4,989,771
	Cyrusone Holdco LLC
2,000,000	Series 2023-1A-A2	4.30	%(a)	04/20/2048	1,925,685
1,383,331	Series 2023-1A-B	5.45	%(a)	04/20/2048	1,357,744
1,500,000	Series 2024-3A-A2	4.65	%(a)	05/20/2049	1,394,928
	DataBank Issuer
6,900,000	Series 2021-1A-A2	2.06	%(a)	02/27/2051	6,643,940
2,100,000	Series 2021-1A-C	4.43	%(a)	02/27/2051	2,004,024
6,000,000	Series 2021-2A-A2	2.40	%(a)	10/25/2051	5,676,845
	Diamond Infrastructure Funding LLC
2,250,000	Series 2021-1A-B	2.36	%(a)	04/15/2049	2,102,216
	DigitalBridge Group, Inc.
6,250,000	Series 2023-1A-B	5.75	%(a)	09/15/2048	6,122,881
	Falcon Aerospace Ltd.
822,996	Series 2017-1-A	4.58	%(a)	02/15/2042	828,660
	Falko Regional Aircraft Ltd.
3,181,006	Series 2021-1A-A	5.75%		04/15/2041	3,095,694
	GAIA Aviation Ltd.
2,429,142	Series 2019-1-A	3.97	%(a)(b)	12/15/2044	2,339,517
	Goodgreen Trust
2,976,765	Series 2020-1A-A	2.63	%(a)	04/15/2055	2,425,932
	GoodLeap Sustainable Home Solutions Trust
3,105,179	Series 2021-3CS-B	2.41	%(a)	05/20/2048	2,269,613
	Helios Issuer LLC
2,379,422	Series 2018-1A-A	4.87	%(a)	07/20/2048	2,169,330
6,974,992	Series 2020-2A-A	2.73	%(a)	11/01/2055	5,515,874
2,312,973	Series 2021-B-B	2.01	%(a)	07/20/2048	1,939,800
	HERO Funding Trust
10,243	Series 2015-2A-A	3.99	%(a)	09/20/2040	9,532
298,879	Series 2016-3A-A2	3.91	%(a)	09/20/2042	274,414
739,324	Series 2016-4A-A2	4.29	%(a)	09/20/2047	682,969
	Horizon Aircraft Finance Ltd.
2,998,164	Series 2019-1-A	3.72	%(a)	07/15/2039	2,859,927
	ITE Rail Fund LP
3,318,969	Series 2021-1A-A	2.25	%(a)	02/28/2051	3,020,833
2,160,627	Series 2021-3A-A	2.21	%(a)	06/28/2051	2,000,691
	JOL Air Ltd.
2,929,859	Series 2019-1-A	3.97	%(a)	04/15/2044	2,896,687
	Kestrel Aircraft Funding USA LLC
1,049,060	Series 2018-1A-A	4.25	%(a)	12/15/2038	1,037,074
	Loanpal Solar Loan Ltd.
4,658,095	Series 2020-3GS-A	2.47	%(a)	12/20/2047	3,701,069
	Luminace Issuer LLC
6,805,960	Series 2024-1-A	5.87	%(a)	10/30/2031	6,673,530
	Mosaic Solar Loans LLC
1,319,750	Series 2018-1A-A	4.01	%(a)	06/22/2043	1,231,201
1,769,195	Series 2019-2A-B	3.28	%(a)	09/20/2040	1,573,664

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,877,139	Series 2020-1A-A	2.10	%(a)	04/20/2046	1,630,523
2,847,522	Series 2021-3A-B	1.92	%(a)	06/20/2052	2,110,594
1,913,356	Series 2022-1A-B	3.16	%(a)	01/20/2053	1,453,061
	NP Railcar Holdings LLC
38,796	Series 2016-1A-A1	4.16	%(a)	04/20/2046	38,505
1,052,800	Series 2017-1A-A1	3.37	%(a)	10/21/2047	1,023,168
3,978,883	Series 2021-1A-A1	2.23	%(a)	03/19/2051	3,768,132
	Purewest Funding LLC
1,701,290	Series 2021-1-A1	4.09	%(a)	12/22/2036	1,672,279
	Shenton Aircraft Investment Ltd.
95,409	Series 2015-1A-A	4.75	%(a)	10/15/2042	89,731
	Signal Rail
4,339,289	Series 2021-1-A	2.23	%(a)	08/17/2051	3,939,048
	Start/Bermuda
707,529	Series 2018-1-A	4.09	%(a)	05/15/2043	701,718
	Sunnova Energy International, Inc.
1,961,915	Series 2020-AA-A	2.98	%(a)	06/20/2047	1,693,632
3,739,320	Series 2021-A-A	1.80	%(a)	02/20/2048	2,746,119
	Sunrun, Inc.
5,062,278	Series 2021-2A-A	2.27	%(a)	01/30/2057	4,256,132
	Switch ABS Issuer LLC
4,000,000	Series 2024-1A-B	6.50	%(a)	03/25/2054	4,032,942
5,000,000	Series 2024-2A-C	10.03	%(a)	06/25/2054	5,180,783
	Thunderbolt Aircraft Lease
950,110	Series 2018-A-A	4.15	%(a)(b)	09/15/2038	921,194
2,678,571	Series 2018-A-B	5.07	%(a)(b)	09/15/2038	2,306,432
	Trinity Industries Leasing Co.
2,366,137	Series 2010-1A-A	5.19	%(a)	10/16/2040	2,347,584
	Vault DI Issuer LLC
5,000,000	Series 2021-1A-A2	2.80	%(a)	07/15/2046	4,724,515
	Vivant Solar Financing V Parent LLC
4,225,228	Series 2018-1A-A	4.73	%(a)	04/30/2048	3,960,681
	WAVE USA
1,365,276	Series 2017-1A-A	3.84	%(a)	11/15/2042	1,323,477
	Total Asset Backed Obligations (Cost $157,504,854)				147,153,213
FOREIGN CORPORATE BONDS - 9.1%
5,500,000	APA Infrastructure Ltd.	4.25	%(a)	07/15/2027	5,413,704
2,000,000	Emirates Semb Corp. Water & Power Co. PJSC	4.45	%(a)	08/01/2035	1,910,125
1,914,340	Energia Eolica SA	6.00	%(c)	08/30/2034	1,923,911
2,417,736	Fermaca Enterprises S de RL de CV	6.38	%(a)	03/30/2038	2,355,334
1,317,200	Fermaca Enterprises S de RL de CV	6.38%		03/30/2038	1,283,203
433,231	Interoceanica IV Finance Ltd. Series 2007	0.00	%(c)	11/30/2025	416,985
188,361	Interoceanica IV Finance Ltd. Series 2007	0.00	%(a)(c)	11/30/2025	181,298
4,216,000	Sydney Airport Finance Co. Pty Ltd.	3.38	%(a)	04/30/2025	4,193,047
2,440,000	Sydney Airport Finance Co. Pty Ltd.	3.63	%(a)	04/28/2026	2,399,517
8,299,000	TransCanada PipeLines Ltd.	4.63%		03/01/2034	7,732,626
500,000	Transelec SA	4.25	%(a)	01/14/2025	499,245
6,000,000	Transelec SA	3.88	%(a)	01/12/2029	5,767,352
	Total Foreign Corporate Bonds (Cost $34,671,343)				34,076,347
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 0.8%
144,774	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	144,520
2,688,667	Lima Metro Line 2 Finance Ltd.	5.88	%(a)	07/05/2034	2,683,949
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $2,943,430)				2,828,469

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US CORPORATE BONDS - 40.6%
4,000,000	Ameren Illinois Co.	3.85%		09/01/2032	3,677,019
1,500,000	Ameren Illinois Co.	4.95%		06/01/2033	1,475,027
11,015,000	AT&T, Inc.	4.30%		12/15/2042	9,177,627
5,000,000	Burlington Northern Santa Fe LLC	5.20%		04/15/2054	4,709,557
3,500,000	Cheniere Energy, Inc.	5.65%		04/15/2034	3,522,431
8,000,000	Crown Castle, Inc.	5.10%		05/01/2033	7,806,943
10,250,000	Dominion Energy, Inc.	3.38%		04/01/2030	9,433,687
5,000,000	Duke Energy Florida LLC	5.88%		11/15/2033	5,214,250
8,000,000	Energy Transfer LP	5.75%		02/15/2033	8,115,023
5,000,000	Enterprise Products Operating LLC	5.55%		02/16/2055	4,814,366
8,500,000	Eversource Energy	5.13%		05/15/2033	8,262,780
7,688,000	Exelon Corp.	4.05%		04/15/2030	7,331,518
5,750,000	Flex Intermediate Holdco LLC	4.32	%(a)	12/30/2039	4,433,341
2,000,000	Foundry JV Holdco LLC	6.15	%(a)	01/25/2032	2,019,535
2,000,000	Foundry JV Holdco LLC	5.88	%(a)	01/25/2034	1,958,575
6,000,000	HA Sustainable Infrastructure Capital, Inc.	6.38	%(a)	07/01/2034	5,846,326
7,500,000	ITC Holdings Corp.	5.40	%(a)	06/01/2033	7,450,970
8,000,000	MPLX LP	5.00%		03/01/2033	7,687,032
9,900,000	NiSource, Inc.	3.60%		05/01/2030	9,239,803
8,500,000	Ohio Power Co.	5.00%		06/01/2033	8,224,964
3,500,000	ONEOK, Inc.	6.63%		09/01/2053	3,683,316
5,000,000	Pluto 2 (GIP Sharon Finco)	6.64	%(c)	09/30/2046	5,041,500
5,000,000	Sempra	5.50%		08/01/2033	5,014,151
10,000,000	Southern Co.	3.70%		04/30/2030	9,396,478
4,500,000	T-Mobile USA, Inc.	5.50%		01/15/2055	4,249,774
5,000,000	Venture Global Calcasieu Pass LLC	6.25	%(a)	01/15/2030	5,050,160
	Total US Corporate Bonds (Cost $158,420,319)				152,836,153
US GOVERNMENT AND AGENCY OBLIGATIONS - 9.1%
18,920,000	United States Treasury Note/Bond	4.25%		06/30/2029	18,819,702
15,800,000	United States Treasury Note/Bond	4.63%		05/15/2054	15,356,182
	Total US Government and Agency Obligations (Cost $35,494,699)				34,175,884
SHORT TERM INVESTMENTS - 0.9%
1,180,224	First American Government Obligations Fund - U	4.41	%(d)		1,180,224
1,180,224	JPMorgan US Government Money Market Fund - IM	4.44	%(d)		1,180,224
1,180,224	MSILF Government Portfolio - Institutional	4.42	%(d)		1,180,224
	Total Short Term Investments (Cost $3,540,672)				3,540,672
	Total Investments - 99.6% (Cost $392,575,317)				374,610,738
	Other Assets in Excess of Liabilities - 0.4%				1,397,662
	NET ASSETS - 100.0%				$376,008,400

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Corporate Bonds	40.6%
Asset Backed Obligations	39.1%
US Government and Agency Obligations	9.1%
Foreign Corporate Bonds	9.1%
Short Term Investments	0.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Other Assets and Liabilities	0.4%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Asset Backed Obligations	39.1%
Utilities	18.8%
Energy	18.5%
US Government and Agency Obligations	9.1%
Telecommunications	5.7%
Transportation	4.9%
Finance	1.6%
Technology	1.0%
Short Term Investments	0.9%
Other Assets and Liabilities	0.4%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2024, the value of these securities total $196,219,997 or 52.2% of the Fund’s net assets.
(b)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c)	Value determined using significant unobservable inputs.
(d)	Seven-day yield as of period end.

DoubleLine Shiller Enhanced International CAPE®	(Unaudited)

Schedule of Investments	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 8.3%
	Bridgecrest Lending Auto Securitization Trust
14,715	Series 2024-1-A2	5.82%		09/15/2026	14,719
	Commonbond Student Loan Trust
298,115	Series 2017-BGS-B	3.26	%(a)	09/25/2042	257,992
	Diamond Resorts Owner Trust
237,481	Series 2021-1A-A	1.51	%(a)	11/21/2033	232,042
	DigitalBridge Group, Inc.
500,000	Series 2023-1A-A2A	5.00	%(a)	09/15/2048	492,479
	Marlette Funding Trust
202,279	Series 2022-3A-B	5.95	%(a)	11/15/2032	202,526
	Mosaic Solar Loans LLC
354,358	Series 2021-3A-A	1.44	%(a)	06/20/2052	283,477
	National Collegiate Student Loan Trust
292,568	Series 2006-1-A5 (1 mo. Term SOFR + 0.46%, 0.00% Floor)	4.80%		03/25/2033	282,813
	Navient Student Loan Trust
313,412	Series 2018-A-B	3.68	%(a)	02/18/2042	306,157
	Pagaya AI Debt Selection Trust
110,427	Series 2024-1-A	6.66	%(a)	07/15/2031	111,791
	Tesla Sustainable Energy Trust
125,000	Series 2024-1A-A2	5.08	%(a)	06/21/2050	124,975
	United Airlines Pass Through Trust
108,729	Series 2020-1-A	5.88%		10/15/2027	111,142
	Total Asset Backed Obligations (Cost $2,439,200)				2,420,113
COLLATERALIZED LOAN OBLIGATIONS - 16.3%
	CBAM Ltd.
500,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	6.10	%(a)	07/17/2034	500,958
	CFIP CLO Ltd.
500,000	Series 2021-1A-A (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.10	%(a)	01/20/2035	500,981
	Highbridge Loan Management Ltd.
500,000	Series 3A-2014-CR (3 mo. Term SOFR + 3.86%, 0.00% Floor)	8.49	%(a)	07/18/2029	503,736
	Palmer Square CLO Ltd.
500,000	Series 2021-2A-A (3 mo. Term SOFR + 1.41%, 1.41% Floor)	6.07	%(a)	07/15/2034	500,869
	RR Ltd./Cayman Islands
500,000	Series 2021-14A-A1 (3 mo. Term SOFR + 1.38%, 1.38% Floor)	6.04	%(a)	04/15/2036	500,999
	Sound Point CLO Ltd.
500,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.09	%(a)	07/15/2034	500,800
1,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	6.05	%(a)	07/20/2034	1,001,926
	Venture CDO Ltd.
264,187	Series 2017-29A-AR (3 mo. Term SOFR + 1.25%, 0.99% Floor)	5.78	%(a)	09/07/2030	264,618
	Wellfleet CLO Ltd.
500,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.14	%(a)	07/15/2034	500,273
	Total Collateralized Loan Obligations (Cost $4,755,817)				4,775,160
FOREIGN CORPORATE BONDS - 1.2%
10,000	Algonquin Power & Utilities Corp.	5.37	%(b)	06/15/2026	10,056
61,000	Avolon Holdings Funding Ltd.	2.13	%(a)	02/21/2026	59,031
2,000	BAT Capital Corp.	4.91%		04/02/2030	1,976
2,000	BMW US Capital LLC	4.65	%(a)	08/13/2029	1,964
47,000	Commonwealth Bank of Australia (SOFR + 0.63%)	5.12	%(a)	09/12/2025	47,094
4,000	Freeport-McMoRan, Inc.	4.25%		03/01/2030	3,805

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
56,000	Glencore Funding LLC	4.00	%(a)	04/16/2025	55,860
42,000	Glencore Funding LLC (SOFR + 1.06%)	5.75	%(a)	04/04/2027	42,160
3,000	LYB Finance Co. BV	8.10	%(a)	03/15/2027	3,168
48,000	Marex Group PLC	6.40%		11/04/2029	48,508
13,000	South Bow USA Infrastructure Holdings LLC	4.91	%(a)	09/01/2027	12,960
7,000	TransCanada PipeLines Ltd.	4.88%		01/15/2026	7,002
55,000	Videotron Ltd.	5.13	%(a)	04/15/2027	54,921
	Total Foreign Corporate Bonds (Cost $347,402)				348,505
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 14.3%
	280 Park Avenue Mortgage Trust
100,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	5.66	%(a)	09/15/2034	99,315
	Arbor Multifamily Mortgage Securities Trust
1,624,710	Series 2021-MF2-XA	1.11	%(a)(c)(d)	06/15/2054	85,501
	Arbor Realty Trust, Inc.
79,043	Series 2022-FL2-A (1 mo. Term SOFR + 1.85%, 1.85% Floor)	6.25	%(a)	05/15/2037	79,208
	AREIT Trust
62,312	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	5.85	%(a)	01/20/2037	62,331
	BANK
2,721,219	Series 2021-BN36-XA	0.89	%(c)(d)	09/15/2064	96,723
	BDS Ltd.
63,724	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.84	%(a)	12/16/2036	64,110
	Benchmark Mortgage Trust
4,356,182	Series 2018-B2-XA	0.45	%(c)(d)	02/15/2051	46,070
2,271,000	Series 2021-B26-XB	0.64	%(a)(c)(d)	06/15/2054	75,222
1,782,398	Series 2021-B28-XA	1.26	%(c)(d)	08/15/2054	102,708
	BPR Trust
120,000	Series 2021-TY-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.56	%(a)	09/15/2038	119,626
	BrightSpire Capital, Inc.
62,733	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.63	%(a)	08/19/2038	62,540
100,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	6.31	%(a)	08/19/2037	100,194
	BX Trust
95,001	Series 2021-CIP-A (1 mo. Term SOFR + 1.04%, 0.92% Floor)	5.43	%(a)	12/15/2038	95,046
61,630	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.20	%(a)	10/15/2038	61,588
66,423	Series 2022-PSB-A (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.85	%(a)	08/15/2039	66,817
	Citigroup Commercial Mortgage Trust
2,585,346	Series 2016-C1-XA	1.81	%(c)(d)	05/10/2049	42,680
100,000	Series 2016-P3-A4	3.33%		04/15/2049	97,643
	Citigroup/Deutsche Bank Commercial Mortgage Trust
165,000	Series 2016-C1-B	4.20	%(c)	05/10/2049	154,302
	Commercial Mortgage Pass Through Certificates
5,752,126	Series 2015-CR27-XA	0.90	%(c)(d)	10/10/2048	18,547
5,899,257	Series 2015-LC21-XD	1.06	%(a)(c)(d)	07/10/2048	19,084
	Commercial Mortgage Trust
2,400,000	Series 2021-PF1-XD	1.11	%(a)(c)(d)	11/15/2054	145,722
	Computershare Corporate Trust
5,550,381	Series 2015-NXS2-XA	0.58	%(c)(d)	07/15/2058	10,938
3,338,457	Series 2015-P2-XA	0.91	%(c)(d)	12/15/2048	17,376
2,431,011	Series 2018-C48-XA	0.93	%(c)(d)	01/15/2052	71,006
844,412	Series 2021-C59-XA	1.50	%(c)(d)	04/15/2054	56,193
	Credit Suisse Mortgage Capital Certificates
164,000	Series 2017-TIME-A	3.65	%(a)	11/13/2039	143,889
	Extended Stay America Trust
105,695	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.59	%(a)	07/15/2038	105,834
	Franklin BSP Realty Trust, Inc.
76,366	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	6.10	%(a)	02/15/2037	76,235
	FS Rialto
72,055	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.73	%(a)	05/16/2038	72,045

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
64,570	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.76	%(a)	11/16/2036	64,608
	Granite Point Mortgage Trust, Inc.
30,220	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.74	%(a)	07/16/2035	29,944
	Great Wolf Trust
100,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.94	%(a)	03/15/2039	100,296
	Greystone Commercial Real Estate Notes
65,625	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.53	%(a)	07/15/2039	65,636
	GS Mortgage Securities Corp. II
4,141,644	Series 2016-GS4-XA	0.56	%(c)(d)	11/10/2049	31,155
	KREF
76,478	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.57	%(a)	02/15/2039	76,378
	Ladder Capital Commercial Mortgage Securities LLC
125,000	Series 2021-FL3-AS (1 mo. Term SOFR + 1.91%, 1.91% Floor)	6.31	%(a)	11/15/2038	124,230
125,000	Series 2021-FL3-B (1 mo. Term SOFR + 2.31%, 2.31% Floor)	6.71	%(a)	11/15/2038	123,279
	LoanCore
60,480	Series 2021-CRE5-A (1 mo. Term SOFR + 1.41%, 1.41% Floor)	5.81	%(a)	07/15/2036	60,525
46,044	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.81	%(a)	11/15/2038	46,056
87,409	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	6.15	%(a)	01/17/2037	87,585
	Lument Finance Trust, Inc.
43,728	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.68	%(a)	06/15/2039	43,823
	MF1 Multifamily Housing Mortgage Loan Trust
91,987	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.72	%(a)	02/19/2037	92,084
59,479	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.52	%(a)	06/19/2037	59,589
100,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	6.10	%(a)	03/19/2039	100,472
	MFT Trust
186,000	Series 2020-ABC-D	3.48	%(a)(c)	02/10/2042	90,250
	Morgan Stanley Bank of America Merrill Lynch Trust
90,000	Series 2015-C23-AS	4.00	%(c)	07/15/2050	89,190
4,953,748	Series 2017-C34-XE	0.87	%(a)(c)(d)	11/15/2052	104,982
	Morgan Stanley Capital I, Inc.
15,277,000	Series 2017-ASHF-XCP	0.00	%(a)(c)(d)	11/15/2025	15
	Ready Capital Corp.
39,194	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.65	%(a)	11/25/2036	39,356
	SG Commercial Mortgage Securities LLC
1,952,767	Series 2016-C5-XA	1.82	%(c)(d)	10/10/2048	36,000
	SLG Office Trust
18,169,000	Series 2021-OVA-X	0.26	%(a)(c)(d)	07/15/2041	236,926
	TPG Real Estate Finance Issuer Ltd.
45,884	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.70	%(a)	03/15/2038	45,873
96,794	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	6.03	%(a)	02/15/2039	96,637
	UBS Commercial Mortgage Trust
5,378,000	Series 2017-C3-XB	0.42	%(c)(d)	08/15/2050	60,803
	VMC Finance LLC
34,057	Series 2022-FL5-A (30 day avg SOFR US + 1.90%, 1.90% Floor)	6.50	%(a)	02/18/2039	34,108
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $6,040,322)				4,188,293
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 18.1%
	AJAX Mortgage Loan Trust
191,653	Series 2021-C-A	5.12	%(a)(b)	01/25/2061	191,854
	Chase Mortgage Finance Corp.
591,382	Series 2006-A1-2A2	5.72	%(c)	09/25/2036	508,035
	Citigroup Mortgage Loan Trust, Inc.
36,266	Series 2006-AR2-1A2	5.57	%(c)	03/25/2036	35,428
	COLT Funding LLC
435,231	Series 2021-HX1-A1	1.11	%(a)(c)	10/25/2066	365,199
	Countrywide Alternative Loan Trust
310,993	Series 2007-9T1-1A6	6.00%		05/25/2037	150,360

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Credit Suisse Mortgage Capital Certificates
634,128	Series 2022-NQM1-A1	2.27	%(a)(c)	11/25/2066	565,137
	Deutsche ALT-A Securities, Inc.
294,361	Series 2006-AR6-A6 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.83%		02/25/2037	250,736
	Lehman XS Trust
126,732	Series 2007-6-2A1 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.87%		05/25/2037	104,635
	Merrill Lynch Alternative Note Asset
768,209	Series 2007-OAR5-1A1	3.83	%(c)	10/25/2047	216,847
	Merrill Lynch Mortgage Backed Securities Trust
810,618	Series 2007-2-1A1 (1 yr. CMT Rate + 2.40%, 2.40% Floor)	6.74%		08/25/2036	682,942
	Onslow Bay Mortgage Loan Trust
166,637	Series 2020-EXP2-A3	2.50	%(a)(c)	05/25/2060	136,629
	PRPM LLC
271,114	Series 2021-4-A1	4.87	%(a)(b)	04/25/2026	270,724
	RALI Trust
626,802	Series 2007-QS8-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.05%		06/25/2037	461,491
	Starwood Mortgage Residential Trust
500,000	Series 2020-2-M1E	3.00	%(a)	04/25/2060	484,993
325,041	Series 2021-5-A1	1.92	%(a)(c)	09/25/2066	270,705
	Velocity Commercial Capital Loan Trust
166,439	Series 2018-2-A	4.05	%(a)(c)	10/26/2048	161,071
453,375	Series 2021-2-M2	2.20	%(a)(c)	08/25/2051	357,282
	Vericrest Opportunity Loan Transferee
62,000	Series 2021-NPL1-A1	4.89	%(a)(b)	02/27/2051	62,001
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $6,135,635)				5,276,069
US CORPORATE BONDS - 13.4%
17,000	AGCO Corp.	5.45%		03/21/2027	17,172
4,000	Agilent Technologies, Inc.	4.20%		09/09/2027	3,952
28,000	Albemarle Corp.	4.65%		06/01/2027	27,786
8,000	Ally Financial, Inc. (SOFR + 3.26%)	6.99%		06/13/2029	8,337
6,000	Ally Financial, Inc. (SOFR + 2.82%)	6.85%		01/03/2030	6,223
12,000	Altria Group, Inc.	6.20%		11/01/2028	12,475
56,000	American Electric Power Co., Inc.	5.20%		01/15/2029	56,443
53,000	American Express Co. (SOFR + 1.00%)	5.53%		02/16/2028	53,303
14,000	American Homes 4 Rent LP	4.25%		02/15/2028	13,667
11,000	American National Group, Inc.	5.75%		10/01/2029	11,021
4,000	American Water Capital Corp.	3.75%		09/01/2028	3,849
58,000	Amgen, Inc.	5.51%		03/02/2026	58,003
41,000	Apache Corp.	4.25%		01/15/2030	38,565
80,000	Apollo Debt Solutions BDC	6.90	%(a)	04/13/2029	82,832
25,000	AppLovin Corp.	5.13%		12/01/2029	24,949
9,000	Ares Strategic Income Fund	5.70	%(a)	03/15/2028	9,002
29,000	Arrow Electronics, Inc.	5.15%		08/21/2029	28,893
64,000	Athene Global Funding	4.72	%(a)	10/08/2029	62,468
8,000	Avery Dennison Corp.	4.88%		12/06/2028	7,988
59,000	Aviation Capital Group LLC	1.95	%(a)	01/30/2026	57,156
7,000	Bank of America Corp. (SOFR + 1.75%)	4.83%		07/22/2026	7,001
26,000	Bank of America Corp. (3 mo. Term SOFR + 1.32%)	3.56%		04/23/2027	25,590
32,000	Blackstone Private Credit Fund	5.60	%(a)	11/22/2029	31,613
23,000	Blackstone Secured Lending Fund	5.88%		11/15/2027	23,369
80,000	Blue Owl Capital Corp.	5.95%		03/15/2029	80,352
48,000	Blue Owl Credit Income Corp.	7.75%		09/16/2027	50,419
83,000	Blue Owl Credit Income Corp.	5.80	%(a)	03/15/2030	81,780
30,000	Blue Owl Technology Finance Corp.	3.75	%(a)	06/17/2026	29,038
74,000	Blue Owl Technology Finance Corp. II	6.75	%(a)	04/04/2029	74,488

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
31,000	Bristol-Myers Squibb Co. (SOFR + 0.49%)	5.01%		02/20/2026	31,081
5,000	Brixmor Operating Partnership LP	4.13%		06/15/2026	4,950
46,000	Broadcom, Inc.	3.15%		11/15/2025	45,418
19,000	Broadcom, Inc.	4.35%		02/15/2030	18,491
7,000	Bunge Ltd. Finance Corp.	3.75%		09/25/2027	6,818
5,000	Cabot Corp.	4.00%		07/01/2029	4,786
108,000	Capital One Financial Corp. (SOFR + 2.16%)	4.99%		07/24/2026	107,946
24,000	CenterPoint Energy, Inc.	5.40%		06/01/2029	24,289
29,000	Cheniere Energy Partners LP	4.50%		10/01/2029	28,097
50,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%		09/19/2030	48,596
4,000	Citizens Financial Group, Inc.	4.30%		12/03/2025	3,976
12,000	CNA Financial Corp.	3.90%		05/01/2029	11,498
25,000	CNH Industrial Capital LLC	4.50%		10/08/2027	24,778
48,000	Corebridge Global Funding	5.75	%(a)	07/02/2026	48,710
5,000	Coterra Energy, Inc.	3.90%		05/15/2027	4,889
3,000	Coterra Energy, Inc.	4.38%		03/15/2029	2,902
69,000	Crown Castle, Inc.	4.90%		09/01/2029	68,275
24,000	CubeSmart LP	4.38%		02/15/2029	23,320
12,000	Darden Restaurants, Inc.	4.35%		10/15/2027	11,841
10,000	DCP Midstream Operating LP	5.13%		05/15/2029	10,023
9,000	Delta Air Lines, Inc.	7.38%		01/15/2026	9,201
2,000	Delta Air Lines, Inc. / SkyMiles IP Ltd.	4.75	%(a)	10/20/2028	1,974
12,000	Devon Energy Corp.	5.25%		10/15/2027	12,016
7,000	DOC DR LLC	4.30%		03/15/2027	6,927
42,000	Edwards Lifesciences Corp.	4.30%		06/15/2028	41,117
28,000	Elevance Health, Inc.	5.15%		06/15/2029	28,163
51,000	Energy Transfer LP	6.05%		12/01/2026	52,125
27,000	EnLink Midstream LLC	5.38%		06/01/2029	27,018
3,000	EOG Resources, Inc.	4.15%		01/15/2026	2,986
7,000	EPR Properties	4.95%		04/15/2028	6,888
7,000	EQT Corp.	3.90%		10/01/2027	6,811
8,000	EQT Corp.	7.00%		02/01/2030	8,516
27,000	Equifax, Inc.	4.80%		09/15/2029	26,674
18,000	Essential Utilities, Inc.	4.80%		08/15/2027	17,988
2,000	Essential Utilities, Inc.	3.57%		05/01/2029	1,885
8,000	Eversource Energy	4.75%		05/15/2026	7,999
26,000	Exelon Corp.	5.15%		03/15/2029	26,143
57,000	Expedia Group, Inc.	6.25	%(a)	05/01/2025	57,041
2,000	FirstEnergy Transmission LLC	4.55	%(a)	01/15/2030	1,948
66,000	Fiserv, Inc.	4.75%		03/15/2030	65,211
54,000	Ford Motor Co.	4.35%		12/08/2026	53,185
2,000	GATX Corp.	4.00%		06/30/2030	1,897
57,000	GE HealthCare Technologies, Inc.	4.80%		08/14/2029	56,488
56,000	General Motors Financial Co., Inc.	5.25%		03/01/2026	56,183
48,000	Genuine Parts Co.	4.95%		08/15/2029	47,882
18,000	Global Payments, Inc.	5.30%		08/15/2029	18,041
34,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	5.25%		03/18/2027	34,068
51,000	HCA, Inc.	5.38%		02/01/2025	51,012
56,000	Hewlett Packard Enterprise Co.	4.55%		10/15/2029	54,608
7,000	Huntington Bancshares, Inc./OH (SOFR + 1.28%)	5.27%		01/15/2031	7,008
26,000	Hyatt Hotels Corp.	5.25%		06/30/2029	26,031
28,000	Hyundai Capital America	4.55	%(a)	09/26/2029	27,193
46,000	IDEX Corp.	4.95%		09/01/2029	45,829
19,000	Illumina, Inc.	4.65%		09/09/2026	18,941
17,000	Interstate Power and Light Co.	3.60%		04/01/2029	16,131
4,000	ITC Holdings Corp.	4.95	%(a)	09/22/2027	4,010
48,000	JPMorgan Chase & Co. (SOFR + 0.92%)	5.54%		04/22/2028	48,296
15,000	Keysight Technologies, Inc.	3.00%		10/30/2029	13,685

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
29,000	Laboratory Corp. of America Holdings	4.35%		04/01/2030	27,987
31,000	Lear Corp.	4.25%		05/15/2029	29,834
13,000	Lennar Corp.	5.25%		06/01/2026	13,071
3,000	Lennox International, Inc.	5.50%		09/15/2028	3,052
27,000	LPL Holdings, Inc.	4.63	%(a)	11/15/2027	26,590
12,000	M&T Bank Corp. (SOFR + 0.93%)	4.83%		01/16/2029	11,952
28,000	Marriott International, Inc./MD	4.80%		03/15/2030	27,804
52,000	MasTec, Inc.	4.50	%(a)	08/15/2028	50,460
47,000	Merck Sharp & Dohme Corp.	5.95%		12/01/2028	49,132
5,000	Meritage Homes Corp.	3.88	%(a)	04/15/2029	4,677
10,000	Microchip Technology, Inc.	4.25%		09/01/2025	9,962
4,000	Micron Technology, Inc.	4.98%		02/06/2026	4,006
18,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.50	%(a)	06/20/2027	18,126
2,000	Mohawk Industries, Inc.	5.85%		09/18/2028	2,057
2,000	MPLX LP	4.80%		02/15/2029	1,984
5,000	New York Life Global Funding (SOFR + 0.48%)	4.98	%(a)	06/09/2026	5,010
6,000	New York Life Global Funding	4.70	%(a)	01/29/2029	5,988
6,000	Newmont Corp. / Newcrest Finance Pty Ltd.	5.30%		03/15/2026	6,045
28,000	NGPL PipeCo LLC	4.88	%(a)	08/15/2027	27,798
43,000	NiSource, Inc.	5.20%		07/01/2029	43,369
24,000	Norfolk Southern Corp.	7.80%		05/15/2027	25,697
7,000	Northwestern Mutual Global Funding	4.11	%(a)	09/12/2027	6,908
25,000	Occidental Petroleum Corp.	5.20%		08/01/2029	24,821
17,000	Omega Healthcare Investors, Inc.	4.75%		01/15/2028	16,781
52,000	Oracle Corp.	5.80%		11/10/2025	52,534
2,000	O’Reilly Automotive, Inc.	4.20%		04/01/2030	1,924
8,000	Owens Corning	3.50%		02/15/2030	7,438
51,000	Pacific Gas and Electric Co.	6.10%		01/15/2029	52,814
4,000	Pacific Life Global Funding II (SOFR + 0.62%)	5.12	%(a)	06/04/2026	4,013
49,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.40	%(a)	07/01/2027	48,379
29,000	PNC Financial Services Group, Inc. (SOFR + 1.32%)	5.81%		06/12/2026	29,127
9,000	Public Service Co. of Colorado	3.70%		06/15/2028	8,696
26,000	Quanta Services, Inc.	4.75%		08/09/2027	25,975
44,000	Quest Diagnostics, Inc.	4.20%		06/30/2029	42,728
4,000	RGA Global Funding	6.00	%(a)	11/21/2028	4,128
3,000	Ryder System, Inc.	5.25%		06/01/2028	3,034
11,000	Ryder System, Inc.	4.95%		09/01/2029	10,967
12,000	Sempra	5.40%		08/01/2026	12,114
12,000	Sherwin-Williams Co.	4.55%		03/01/2028	11,905
16,000	Sonoco Products Co.	4.45%		09/01/2026	15,898
40,000	State Street Corp. (SOFR + 1.35%)	5.75%		11/04/2026	40,332
53,000	Take-Two Interactive Software, Inc.	4.95%		03/28/2028	52,986
22,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.50%		07/15/2027	22,173
54,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.88%		01/15/2029	55,376
55,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%		03/01/2030	55,208
4,000	Timken Co.	4.50%		12/15/2028	3,930
7,000	Toll Brothers Finance Corp.	4.88%		03/15/2027	6,999
54,000	Truist Financial Corp. (SOFR + 1.46%)	4.26%		07/28/2026	53,803
18,000	Uber Technologies, Inc.	6.25	%(a)	01/15/2028	18,167
5,000	US Bancorp (SOFR + 1.43%)	5.73%		10/21/2026	5,035
43,000	Utah Acquisition Sub, Inc.	3.95%		06/15/2026	42,353
48,000	Veralto Corp.	5.50%		09/18/2026	48,579
59,000	VICI Properties LP / VICI Note Co., Inc.	4.25	%(a)	12/01/2026	58,061

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
41,000	Wells Fargo & Co. (SOFR + 1.07%)	5.69%		04/22/2028	41,359
53,000	Welltower OP LLC	4.00%		06/01/2025	52,814
5,000	Western Midstream Operating LP	6.35%		01/15/2029	5,178
21,000	Western Midstream Operating LP	4.05%		02/01/2030	19,711
28,000	Williams Cos., Inc.	4.80%		11/15/2029	27,640
10,000	Xcel Energy, Inc.	4.00%		06/15/2028	9,682
	Total US Corporate Bonds (Cost $3,911,567)				3,901,708
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 4.5%
	Federal National Mortgage Association
1,338,852	Series 2013-92-FA (30 day avg SOFR US + 0.66%, 0.55% Floor, 6.50% Cap)	5.23%		09/25/2043	1,322,345
	Total US Government and Agency Mortgage Backed Obligations (Cost $1,295,548)				1,322,345
US GOVERNMENT AND AGENCY OBLIGATIONS - 23.8%
2,000,000	United States Treasury Note/Bond	0.38%		01/31/2026	1,919,295
510,000	United States Treasury Note/Bond	0.75	%(e)	03/31/2026	488,578
600,000	United States Treasury Note/Bond	0.75%		05/31/2026	571,545
450,000	United States Treasury Note/Bond	0.63%		07/31/2026	425,341
1,000,000	United States Treasury Note/Bond	0.88	%(e)	09/30/2026	943,847
400,000	United States Treasury Note/Bond	0.63%		03/31/2027	369,363
400,000	United States Treasury Note/Bond	0.50%		06/30/2027	364,758
2,300,000	United States Treasury Note/Bond	0.88	%(e)	11/15/2030	1,882,364
	Total US Government and Agency Obligations (Cost $7,027,092)				6,965,091
AFFILIATED MUTUAL FUNDS - 2.2%
72,135	DoubleLine Floating Rate Fund - Class I				649,933
	Total Affiliated Mutual Funds (Cost $686,722)				649,933
SHORT TERM INVESTMENTS - 4.2%
405,553	First American Government Obligations Fund - U	4.41	%(f)		405,553
405,554	JPMorgan US Government Money Market Fund - IM	4.44	%(f)		405,554
405,554	MSILF Government Portfolio - Institutional	4.42	%(f)		405,554
	Total Short Term Investments (Cost $1,216,661)				1,216,661
	Total Investments - 106.3% (Cost $33,855,966)				31,063,878
	Other Liabilities in Excess of Assets - (6.3)%				(1,833,609)
	NET ASSETS - 100.0%				$29,230,269

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	23.8%
Non-Agency Residential Collateralized Mortgage Obligations	18.1%
Collateralized Loan Obligations	16.3%
Non-Agency Commercial Mortgage Backed Obligations	14.3%
US Corporate Bonds	13.4%
Asset Backed Obligations	8.3%
US Government and Agency Mortgage Backed Obligations	4.5%
Short Term Investments	4.2%
Affiliated Mutual Funds	2.2%
Foreign Corporate Bonds	1.2%
Other Assets and Liabilities	(6.3)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	23.8%
Non-Agency Residential Collateralized Mortgage Obligations	18.1%
Collateralized Loan Obligations	16.3%
Non-Agency Commercial Mortgage Backed Obligations	14.3%
Asset Backed Obligations	8.3%
US Government and Agency Mortgage Backed Obligations	4.5%
Short Term Investments	4.2%
Finance	2.2%
Affiliated Mutual Funds	2.2%
Banking	2.0%
Energy	1.8%
Technology	1.1%
Healthcare	0.8%
Utilities	0.8%
Pharmaceuticals	0.6%
Automotive	0.6%
Insurance	0.5%
Media	0.5%
Real Estate	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Mining	0.4%
Diversified Manufacturing	0.4%
Transportation	0.3%
Industrial Equipment	0.3%
Construction	0.3%
Commercial Services	0.3%
Telecommunications	0.2%
Retailers (other than Food/Drug)	0.2%
Chemicals/Plastics	0.2%
Aerospace & Defense	0.1%
Containers and Glass Products	0.1%
Beverage and Tobacco	0.1%
Food Service	0.0	%(g)
Food Products	0.0	%(g)
Other Assets and Liabilities	(6.3)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2024, the value of these securities total $14,033,869 or 48.0% of the Fund’s net assets.
(b)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(d)	Interest only security
(e)	All or a portion of security has been pledged as collateral.
(f)	Seven-day yield as of period end.
(g)	Represents less than 0.05% of net assets.

CMT	Constant Maturity Treasury Rate
SOFR	Secured Overnight Financing Rate

Swap Agreements
Excess Return Swaps
Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	01/09/2025	2,500,000 EUR	$11,742	$—	$11,742
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	02/06/2025	1,200,000 EUR	(1,810)	—	(1,810)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas Securities Corp.	Long	0.20%	Termination	01/09/2025	10,000,000 EUR	(15,085)	—	(15,085)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas Securities Corp.	Long	0.20%	Termination	04/24/2025	14,900,000 EUR	(312,169)	—	(312,169)
							$(317,322)	$—	$(317,322)

(1)	Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2024, is available on the Barclays Capital, Inc. website https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

EUR	Euro

Forward Currency Exchange Contracts
Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)

02/05/2025	Barclays Capital, Inc.	3,400,000	EUR	$3,527,121	3,713,203	USD	$3,713,203	$186,082
06/04/2025	Goldman Sachs	2,000,000	EUR	2,087,924	2,214,004	USD	2,214,004	126,080
06/04/2025	J.P. Morgan Securities, Inc.	1,600,000	EUR	1,670,339	1,748,996	USD	1,748,996	78,657
02/05/2025	J.P. Morgan Securities, Inc.	1,000,000	EUR	1,037,388	1,096,918	USD	1,096,919	59,530
06/04/2025	Barclays Capital, Inc.	500,000	EUR	521,981	551,509	USD	551,509	29,528
10/08/2025	J.P. Morgan Securities, Inc.	500,000	EUR	525,957	535,651	USD	535,651	9,694
02/05/2025	J.P. Morgan Securities, Inc.	432,499	USD	432,499	400,000	EUR	414,956	(17,544)
10/08/2025	Barclays Capital, Inc.	334,578	USD	334,578	300,000	EUR	315,574	(19,003)
06/04/2025	J.P. Morgan Securities, Inc.	665,006	USD	665,006	600,000	EUR	626,377	(38,629)
10/08/2025	Goldman Sachs	3,347,491	USD	3,347,491	3,000,000	EUR	3,155,741	(191,750)
02/05/2025	Goldman Sachs	5,675,472	USD	5,675,472	5,200,000	EUR	5,394,420	(281,052)
10/08/2025	J.P. Morgan Securities, Inc.	7,473,552	USD	7,473,552	6,700,000	EUR	7,047,822	(425,730)
02/05/2025	Barclays Capital, Inc.	9,383,377	USD	9,383,377	8,600,000	EUR	8,921,541	(461,835)
06/04/2025	Goldman Sachs	14,123,231	USD	14,123,231	12,800,000	EUR	13,362,711	(760,520)
								$(1,706,492)

EUR	Euro
USD	US Dollar

A summary of the DoubleLine Shiller Enhanced International CAPE®’s investments in affiliated mutual funds for the period ended December 31, 2024 is as follows:

Fund	Value at March 31, 2024	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended December 31, 2024	Change in Unrealized for the Period Ended December 31, 2024	Value at December 31, 2024	Shares Held at December 31, 2024	Dividend Income Earned for the Period Ended December 31, 2024
DoubleLine Floating Rate Fund (Class I)	$2,347,465	$—	$(1,700,000)	$(85,988)	$88,456	$649,933	72,135	102,196

DoubleLine Emerging Markets Local Currency Bond Fund	(Unaudited)

Schedule of Investments	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN CORPORATE BONDS - 22.4%
BRAZIL - 0.6%
550,000 BRL	Simpar Finance SARL	10.75	%(a)	02/12/2028	72,112
CHINA - 5.1%
2,000,000 CNY	European Bank for Reconstruction & Development	2.75%		04/27/2032	281,258
2,210,000 CNY	International Bank for Reconstruction & Development	2.00%		02/18/2026	301,725
					582,983
COLOMBIA - 1.5%
833,000,000 COP	Empresas Publicas de Medellin ESP	8.38	%(a)	11/08/2027	168,999
INDIA - 8.3%
11,500,000 INR	Asian Development Bank	6.20%		10/06/2026	132,952
33,500,000 INR	European Investment Bank	6.95	%(a)	03/01/2029	387,494
20,000,000 INR	Inter-American Development Bank	7.00%		01/25/2029	232,194
18,000,000 INR	International Bank for Reconstruction & Development	6.85%		04/24/2028	209,118
					961,758
INDONESIA - 2.4%
4,800,000,000 IDR	European Bank for Reconstruction & Development	4.25%		02/07/2028	278,572
MEXICO - 4.5%
4,500,000 MXN	America Movil SAB de CV	10.30%		01/30/2034	206,063
6,900,000 MXN	International Finance Corp.	7.50%		01/18/2028	314,043
					520,106
	Total Foreign Corporate Bonds (Cost $2,880,989)				2,584,530
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 71.3%
BRAZIL - 8.5%
1,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2025	161,791
2,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2027	293,868
2,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2029	272,200
2,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2031	258,072
					985,931
CHILE - 0.8%
90,000,000 CLP	Bonos de la Tesoreria de la Republica en pesos	4.50%		03/01/2026	89,958
COLOMBIA - 1.3%
350,000,000 COP	Colombian TES	6.25%		11/26/2025	77,769
350,000,000 COP	Colombian TES	7.50%		08/26/2026	77,380
					155,149
CZECH REPUBLIC - 4.6%
10,600,000 CZK	Czech Republic Government Bond	2.75%		07/23/2029	416,383
2,700,000 CZK	Czech Republic Government Bond	4.90%		04/14/2034	117,399
					533,782
HUNGARY - 1.0%
53,000,000 HUF	Hungary Government Bond	4.75%		11/24/2032	118,990
INDIA - 1.3%
12,000,000 INR	Export-Import Bank of Korea	8.10%		10/16/2030	143,658
INDONESIA - 11.6%
6,065,000,000 IDR	Indonesia Treasury Bond	8.25%		05/15/2029	394,536
4,700,000,000 IDR	Indonesia Treasury Bond	7.00%		02/15/2033	291,529
6,170,000,000 IDR	Indonesia Treasury Bond	8.38%		03/15/2034	417,275
3,662,000,000 IDR	Indonesia Treasury Bond	7.50%		06/15/2035	234,464
					1,337,804
MALAYSIA - 3.6%
1,900,000 MYR	Malaysia Government Bond	3.58%		07/15/2032	418,533
MEXICO - 5.8%
2,600,000 MXN	Mexican Bonos	5.00%		03/06/2025	123,545
6,250,000 MXN	Mexican Bonos	5.75%		03/05/2026	286,103
5,980,000 MXN	Mexican Bonos	7.75%		05/29/2031	256,009
					665,657

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
PERU - 4.3%
1,670,000 PEN	Peru Government Bond	5.40%		08/12/2034	405,491
350,000 PEN	Peruvian Government International Bond	6.90%		08/12/2037	92,496
					497,987
PHILIPPINES - 0.7%
4,500,000 PHP	Philippine Government Bond	6.88%		01/10/2029	79,862
POLAND - 4.5%
1,575,000 PLN	Republic of Poland Government Bond	1.75%		04/25/2032	293,024
1,000,000 PLN	Republic of Poland Government Bond	5.00%		10/25/2034	227,143
					520,167
ROMANIA - 4.0%
1,100,000 RON	Romania Government Bond	6.30%		04/26/2028	223,150
1,100,000 RON	Romania Government Bond	8.00%		04/29/2030	236,338
					459,488
SINGAPORE - 2.7%
400,000 SGD	Singapore Government Bond	3.38%		05/01/2034	305,412
SOUTH AFRICA - 11.4%
8,000,000 ZAR	Republic of South Africa Government Bond	8.00%		01/31/2030	406,150
9,360,000 ZAR	Republic of South Africa Government Bond	8.88%		02/28/2035	451,877
10,120,000 ZAR	Republic of South Africa Government Bond	8.50%		01/31/2037	455,506
					1,313,533
THAILAND - 5.2%
6,150,000 THB	Thailand Government Bond	3.85%		12/12/2025	183,651
6,250,000 THB	Thailand Government Bond	3.35%		06/17/2033	198,567
8,000,000 THB	Thailand Government Bond	1.59%		12/17/2035	218,420
					600,638
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $9,258,816)				8,226,549
SHORT TERM INVESTMENTS - 4.0%
155,073 USD	BlackRock Liquidity FedFund - Institutional	4.34	%(b)		155,073
155,063 USD	Fidelity Government Portfolio - Institutional	4.35	%(b)		155,063
155,082 USD	MSILF Government Portfolio - Institutional	4.42	%(b)		155,082
	Total Short Term Investments (Cost $465,218)				465,218
	Total Investments - 97.7% (Cost $12,605,023)				11,276,297
	Other Assets in Excess of Liabilities - 2.3%				264,208
	NET ASSETS - 100.0%				$11,540,505

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	71.3%
Foreign Corporate Bonds	22.4%
Short Term Investments	4.0%
Other Assets and Liabilities	2.3%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	71.3%
Finance	18.5%
Short Term Investments	4.0%
Telecommunications	1.8%
Utilities	1.5%
Transportation	0.6%
Other Assets and Liabilities	2.3%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Indonesia	14.0%
South Africa	11.4%
Mexico	10.3%
India	9.6%
Brazil	9.1%
Thailand	5.2%
China	5.1%
Czech Republic	4.6%
Poland	4.5%
Peru	4.3%
United States	4.0%
Romania	4.0%
Malaysia	3.6%
Colombia	2.8%
Singapore	2.7%
Hungary	1.0%
Chile	0.8%
Philippines	0.7%
Other Assets and Liabilities	2.3%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2024, the value of these securities total $628,605 or 5.4% of the Fund’s net assets.
(b)	Seven-day yield as of period end.

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

DoubleLine Income Fund	(Unaudited)

Schedule of Investments	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 7.5%
	Affirm, Inc.
500,000	Series 2023-B-D	8.78	%(a)	09/15/2028	510,486
	APL Finance DAC
548,000	Series 2023-1A-C	8.50	%(a)	07/21/2031	557,104
	Apollo Aviation Securitization Equity Trust
491,070	Series 2024-1A-B	6.90	%(a)	05/16/2049	499,347
491,382	Series 2024-2A-B	6.61	%(a)	09/16/2049	487,314
	Compass Datacenters LLC
500,000	Series 2024-1A-B	7.00	%(a)	02/25/2049	504,210
	DigitalBridge Group, Inc.
500,000	Series 2023-1A-B	5.75	%(a)	09/15/2048	489,830
	Hardee’s Funding
496,250	Series 2024-1A-A2	7.25	%(a)	03/20/2054	507,933
	Helios Issuer LLC
1,056,062	Series 2019-AA-B	4.49	%(a)	06/20/2046	918,889
	Hotwire Funding LLC
1,000,000	Series 2021-1-B	2.66	%(a)	11/20/2051	941,335
	Lunar Structured Aircraft Portfolio Notes
657,024	Series 2021-1-C	5.68	%(a)	10/15/2046	638,065
	MAPS Ltd.
26,095	Series 2021-1A-C	5.44	%(a)	06/15/2046	25,081
	Marlette Funding Trust
500,000	Series 2022-3A-C	6.89	%(a)	11/15/2032	505,803
	Start Ltd./Bermuda
189,516	Series 2019-1-C	6.41	%(a)	03/15/2044	178,889
	Switch ABS Issuer LLC
500,000	Series 2024-1A-B	6.50	%(a)	03/25/2054	504,118
750,000	Series 2024-2A-C	10.03	%(a)	06/25/2054	777,117
	Willis Lease Finance Corp.
308,686	Series 2020-A-C	6.66	%(a)	03/15/2045	306,625
	Total Asset Backed Obligations (Cost $8,264,330)				8,352,146
COLLATERALIZED LOAN OBLIGATIONS - 20.1%
	Aimco CDO
700,000	Series 2021-15A-E (3 mo. Term SOFR + 6.21%, 5.95% Floor)	10.86	%(a)	10/17/2034	705,512
	Bain Capital Credit CLO
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.50	%(a)	04/16/2037	512,235
	Battalion CLO Ltd.
1,000,000	Series 2021-21A-B (3 mo. Term SOFR + 2.01%, 1.75% Floor)	6.67	%(a)	07/15/2034	1,003,179
	Canyon Capital CLO Ltd.
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	11.33	%(a)	04/15/2034	494,709
	Canyon CLO
500,000	Series 2021-3A-E (3 mo. Term SOFR + 6.46%, 6.20% Floor)	11.12	%(a)	07/15/2034	504,008
	Carlyle Global Market Strategies
500,000	Series 2018-4A-D1R (3 mo. Term SOFR + 3.10%, 3.10% Floor)	7.97	%(a)	10/17/2037	510,123
500,000	Series 2024-2A-D (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.48	%(a)	04/25/2037	512,196
	CarVal CLO
500,000	Series 2024-1A-B (3 mo. Term SOFR + 2.10%, 2.10% Floor)	6.72	%(a)	04/20/2037	507,745
1,000,000	Series 2024-1A-D (3 mo. Term SOFR + 3.90%, 3.90% Floor)	8.52	%(a)	04/20/2037	1,025,184
	Clover CLO
500,000	Series 2018-1A-A1RR (3 mo. Term SOFR + 1.53%, 1.53% Floor)	6.15	%(a)	04/20/2037	504,073
	Elmwood CLO Ltd.
500,000	Series 2024-4A-E (3 mo. Term SOFR + 6.00%, 6.00% Floor)	11.34	%(a)	04/17/2037	511,369
	Empower CLO Ltd.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.75%, 3.75% Floor)	8.38	%(a)	04/25/2037	512,163
	Goldentree Loan Opportunities Ltd.
1,000,000	Series 2022-14A-DR (3 mo. Term SOFR + 3.00%, 3.00% Floor)	7.62	%(a)	07/20/2037	1,020,100
500,000	Series 2024-19A-D (3 mo. Term SOFR + 3.40%, 3.40% Floor)	8.02	%(a)	04/20/2037	507,024
	Harvest US CLO
500,000	Series 2024-1A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	9.13	%(a)	04/18/2037	515,432
	Katayma CLO Ltd.
1,000,000	Series 2023-1A-D (3 mo. Term SOFR + 5.25%, 5.25% Floor)	9.87	%(a)	10/20/2036	1,029,324
500,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	6.27	%(a)	04/20/2037	502,264
500,000	Series 2024-2A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	9.12	%(a)	04/20/2037	512,842
	MidOcean Credit CLO
500,000	Series 2018-9A-D (3 mo. Term SOFR + 3.56%, 3.30% Floor)	8.18	%(a)	07/20/2031	503,869
	Octagon Investment Partners Ltd.
1,000,000	Series 2012-1A-CRR (3 mo. Term SOFR + 4.16%, 3.90% Floor)	8.82	%(a)	07/15/2029	1,007,260
500,000	Series 2018-2A-C (3 mo. Term SOFR + 3.11%, 0.00% Floor)	7.74	%(a)	07/25/2030	503,977
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.76%, 6.50% Floor)	11.42	%(a)	04/15/2034	476,156
	Point Au Roche Park CLO
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.36%, 6.10% Floor)	10.98	%(a)	07/20/2034	504,188
	Rockford Tower CLO Ltd.
1,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.61%, 1.61% Floor)	6.23	%(a)	04/20/2037	1,009,555
	RR Ltd./Cayman Islands
1,000,000	Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)	10.72	%(a)	04/15/2036	1,009,046
	Sound Point CLO Ltd.
500,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	8.39	%(a)	10/25/2034	500,295
1,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 7.12%, 7.12% Floor)	11.74	%(a)	07/20/2034	940,242
500,000	Series 2021-3A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.14	%(a)	10/25/2034	502,795
	Steele Creek CLO Ltd.
940,000	Series 2014-1RA-D (3 mo. Term SOFR + 3.06%, 2.80% Floor)	7.68	%(a)	04/21/2031	946,956
	Trimaran CAVU LLC
2,000,000	Series 2019-2A-C (3 mo. Term SOFR + 4.98%, 4.72% Floor)	9.61	%(a)	11/26/2032	2,016,148
	Wellfleet CLO Ltd.
500,000	Series 2019-1A-CR (3 mo. Term SOFR + 3.81%, 3.55% Floor)	8.43	%(a)	07/20/2032	504,144
500,000	Series 2021-3A-D (3 mo. Term SOFR + 3.76%, 3.50% Floor)	8.42	%(a)	01/15/2035	504,600
	Total Collateralized Loan Obligations (Cost $21,988,682)				22,318,713
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 18.6%
	ACREC Trust
300,000	Series 2023-FL2-B (1 mo. Term SOFR + 3.48%, 3.48% Floor)	7.88	%(a)	02/19/2038	302,337
	Arbor Realty Trust, Inc.
260,095	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	6.05	%(a)	01/15/2037	260,430
316,173	Series 2022-FL2-A (1 mo. Term SOFR + 1.85%, 1.85% Floor)	6.25	%(a)	05/15/2037	316,832
	AREIT Trust
400,000	Series 2021-CRE5-B (1 mo. Term SOFR + 1.93%, 1.82% Floor)	6.32	%(a)	11/17/2038	400,181
246,491	Series 2023-CRE8-A (1 mo. Term SOFR + 2.11%, 2.11% Floor)	6.49	%(a)	08/17/2041	248,252
	Banc of America Re-Remic Trust
200,000	Series 2015-200P-D	3.60	%(a)(b)	04/14/2033	197,274
	BANK
350,000	Series 2019-BN19-A2	2.93%		08/15/2061	316,177
350,000	Series 2021-BN34-ASB	2.19%		06/15/2063	314,991
	BANK5 Trust
350,000	Series 2024-5YR9-C	6.42	%(b)	08/15/2057	351,625
	BBCMS Trust
11,271,754	Series 2024-5C27-XA	0.82	%(a)(b)(c)	07/15/2057	359,359
	BDS Ltd.
62,347	Series 2021-FL7-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.56	%(a)	06/16/2036	62,396
	Benchmark Mortgage Trust
375,000	Series 2019-B13-A3	2.70%		08/15/2057	338,690
350,000	Series 2024-V9-A3	5.60%		08/15/2057	356,084

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	BFLD Trust
125,000	Series 2024-VICT-A (1 mo. Term SOFR + 1.89%, 1.89% Floor)	6.29	%(a)	07/15/2041	125,538
	BLP Commercial Mortgage Trust
172,490	Series 2024-IND2-A (1 mo. Term SOFR + 1.34%, 1.34% Floor)	5.74	%(a)	03/15/2041	172,759
	BMO Mortgage Trust
250,000	Series 2024-5C6-A3	5.32%		09/15/2057	250,971
	BrightSpire Capital, Inc.
156,832	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.63	%(a)	08/19/2038	156,350
	BSPRT Co.-Issuer LLC
250,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	7.66	%(a)	09/15/2035	252,423
	BX Trust
269,966	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	5.24	%(a)	10/15/2036	268,580
300,000	Series 2021-ARIA-C (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.16	%(a)	10/15/2036	299,397
380,003	Series 2021-CIP-A (1 mo. Term SOFR + 1.04%, 0.92% Floor)	5.43	%(a)	12/15/2038	380,184
41,748	Series 2021-VINO-A (1 mo. Term SOFR + 0.77%, 0.77% Floor)	5.16	%(a)	05/15/2038	41,729
240,000	Series 2021-VOLT-B (1 mo. Term SOFR + 1.06%, 0.95% Floor)	5.46	%(a)	09/15/2036	239,225
88,043	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.20	%(a)	10/15/2038	87,983
179,344	Series 2022-LP2-A (1 mo. Term SOFR + 1.01%, 1.01% Floor)	5.41	%(a)	02/15/2039	179,489
190,000	Series 2024-AIRC-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.09	%(a)	08/15/2039	191,602
442,727	Series 2024-MF-A (1 mo. Term SOFR + 1.44%, 1.44% Floor)	5.84	%(a)	02/15/2039	444,393
	CEDR Commercial Mortgage Trust
350,000	Series 2022-SNAI-A (1 mo. Term SOFR + 0.99%, 0.99% Floor)	5.39	%(a)	02/15/2039	335,165
	CENT Trust
250,000	Series 2023-CITY-A (1 mo. Term SOFR + 2.62%, 2.62% Floor)	7.02	%(a)	09/15/2038	251,437
	Commercial Mortgage Pass Through Certificates
350,000	Series 2014-CR14-C	3.71	%(b)	02/10/2047	326,294
	Computershare Corporate Trust
180,000	Series 2015-C28-A4	3.54%		05/15/2048	178,986
539,000	Series 2015-LC22-A4	3.84%		09/15/2058	534,327
489,610	Series 2019-C50-A4	3.47%		05/15/2052	465,009
200,000	Series 2019-JWDR-C	3.04	%(a)(b)	09/15/2031	192,121
2,050,000	Series 2024-C63-XD	2.30	%(a)(b)(c)	08/15/2057	337,899
	Credit Suisse Mortgage Capital Certificates
510,000	Series 2017-PFHP-A (1 mo. Term SOFR + 1.00%, 0.95% Floor)	5.40	%(a)	12/15/2030	502,253
139,000	Series 2021-B33-A2	3.17	%(a)	10/10/2043	118,080
	CSAIL Commercial Mortgage Trust
367,924	Series 2017-CX9-A4	3.18%		09/15/2050	355,086
	Extended Stay America Trust
440,395	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.59	%(a)	07/15/2038	440,974
	FS Rialto
288,221	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.73	%(a)	05/16/2038	288,180
322,850	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.76	%(a)	11/16/2036	323,040
	Granite Point Mortgage Trust, Inc.
300,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.42	%(a)	12/15/2036	288,937
	Great Wolf Trust
200,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	6.09	%(a)	05/15/2041	201,057
	Greystone Commercial Real Estate Notes
196,875	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.53	%(a)	07/15/2039	196,908
	GS Mortgage Securities Corp. II
125,000	Series 2021-IP-C (1 mo. Term SOFR + 1.66%, 1.55% Floor)	6.06	%(a)	10/15/2036	123,587
125,000	Series 2021-STAR-D (1 mo. Term SOFR + 2.01%, 1.90% Floor)	6.42	%(a)	12/15/2036	122,077
	JP Morgan Chase Commercial Mortgage Securities
1,000,000	Series 2019-UES-G	4.45	%(a)(b)	05/05/2032	877,435
	JPMBB Commercial Mortgage Securities Trust
260,925	Series 2014-C21-C	4.56	%(b)	08/15/2047	257,403
300,000	Series 2014-C23-UH5	4.71	%(a)	09/15/2047	287,448

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
186,943	Series 2015-C27-A4	3.18%		02/15/2048	186,299
286,681	Series 2015-C31-A3	3.80%		08/15/2048	284,106
250,000	Series 2015-C33-AS	4.02%		12/15/2048	246,025
	LoanCore
300,000	Series 2021-CRE5-AS (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.26	%(a)	07/15/2036	300,119
138,132	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.81	%(a)	11/15/2038	138,168
	Lument Finance Trust, Inc.
218,639	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.68	%(a)	06/15/2039	219,113
300,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.26	%(a)	06/15/2039	296,719
	MF1 Multifamily Housing Mortgage Loan Trust
214,036	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.59	%(a)	07/16/2036	213,562
250,000	Series 2021-FL7-B (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.24	%(a)	10/16/2036	246,039
297,396	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.52	%(a)	06/19/2037	297,943
300,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	6.10	%(a)	03/19/2039	301,417
250,000	Series 2024-FL15-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.87	%(a)	08/18/2041	251,189
	MHC Commercial Mortgage Trust
109,696	Series 2021-MHC-A (1 mo. Term SOFR + 0.92%, 0.80% Floor)	5.31	%(a)	04/15/2038	109,660
	Morgan Stanley Capital I, Inc.
300,000	Series 2016-UB11-AS	2.98%		08/15/2049	285,278
	PFP III Ltd.
298,659	Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.97	%(a)	09/17/2039	299,211
	Ready Capital Corp.
274,360	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.65	%(a)	11/25/2036	275,489
73,039	Series 2022-FL9-A (1 mo. Term SOFR + 2.47%, 2.47% Floor)	6.81	%(a)	06/25/2037	73,534
57,263	Series 2023-FL12-A (1 mo. Term SOFR + 2.34%, 2.34% Floor)	6.67	%(a)	05/25/2038	57,520
	ROCK Trust
100,000	Series 2024-CNTR-D	7.11	%(a)	11/13/2041	101,742
	SREIT Trust
500,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	5.33	%(a)	11/15/2036	498,987
	Starwood Property Mortgage Trust
162,501	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.69	%(a)	04/18/2038	161,943
256,345	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	5.95	%(a)	11/15/2038	255,981
400,000	Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)	6.55	%(a)	11/15/2038	391,113
	TPG Real Estate Finance Issuer Ltd.
137,653	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.70	%(a)	03/15/2038	137,619
300,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.35	%(a)	03/15/2038	298,208
250,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.53	%(a)	02/15/2039	248,832
	UBS-Barclays Commercial Mortgage Trust
281,000	Series 2013-C5-D	3.72	%(a)(b)	03/10/2046	210,291
	VEGAS Trust
175,000	Series 2024-TI-A	5.52	%(a)	11/10/2039	175,574
	VMC Finance LLC
250,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.91%, 1.91% Floor)	6.29	%(a)	06/16/2036	243,982
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $20,782,660)				20,724,617
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 26.2%
	Connecticut Avenue Securities Trust
1,500,000	Series 2024-R05-2M2 (30 day avg SOFR US + 1.70%, 1.90% Floor)	6.27	%(a)	07/25/2044	1,509,648
	Credit Suisse Mortgage Capital Certificates
1,372,000	Series 2021-NQM4-B2	4.18	%(a)(b)	05/25/2066	993,838
	Cross Mortgage Trust
962,862	Series 2024-H1-A1	6.09	%(a)(d)	12/25/2068	966,067
	Fannie Mae Connecticut Avenue Securities

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,300,000	Series 2022-R01-1M2 (30 day avg SOFR US + 1.90%, 0.00% Floor)	6.47	%(a)	12/25/2041	1,319,439
1,250,000	Series 2023-R01-1M2 (30 day avg SOFR US + 3.75%, 0.00% Floor)	8.31	%(a)	12/25/2042	1,335,532
1,300,000	Series 2024-R01-1M2 (30 day avg SOFR US + 1.80%, 1.80% Floor)	6.37	%(a)	01/25/2044	1,314,388
1,000,000	Series 2024-R02-1B1 (30 day avg SOFR US + 2.50%, 2.50% Floor)	7.07	%(a)	02/25/2044	1,019,223
1,200,000	Series 2024-R03-2M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	6.51	%(a)	03/25/2044	1,214,739
1,250,000	Series 2024-R04-1B1 (30 day avg SOFR US + 2.20%, 0.00% Floor)	6.77	%(a)	05/25/2044	1,259,736
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,200,000	Series 2024-DNA1-M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	6.52	%(a)	02/25/2044	1,217,331
1,000,000	Series 2024-HQA1-M2 (30 day avg SOFR US + 2.00%, 0.00% Floor)	6.57	%(a)	03/25/2044	1,016,415
	Onslow Bay Mortgage Loan Trust
872,703	Series 2024-NQM10-A1	6.18	%(a)(d)	05/25/2064	880,392
1,028,495	Series 2024-NQM2-A1	5.88	%(a)(d)	12/25/2063	1,032,873
	Pretium Mortgage Credit Partners LLC
1,018,397	Series 2024-NPL2-A1	7.02	%(a)(d)	02/25/2054	1,023,408
1,408,873	Series 2024-NPL3-A1	7.52	%(a)(d)	04/27/2054	1,424,676
1,219,014	Series 2024-NPL4-A1	7.00	%(a)(d)	07/25/2054	1,225,206
	Progress Residential Trust
1,200,000	Series 2024-SFR2-D	3.40	%(a)(b)	04/17/2041	1,083,048
	PRPM LLC
1,429,456	Series 2024-4-A1	6.41	%(a)(d)	08/25/2029	1,433,914
	SGR Residential Mortgage Trust
1,250,000	Series 2021-1-B2	4.30	%(a)(b)	07/25/2061	896,258
	Velocity Commercial Capital Loan Trust
158,158	Series 2019-1-M4	4.61	%(a)(b)	03/25/2049	133,919
87,243	Series 2019-1-M5	5.70	%(a)(b)	03/25/2049	75,403
142,644	Series 2019-1-M6	6.79	%(a)(b)	03/25/2049	112,012
	Vericrest Opportunity Loan Transferee
1,149,655	Series 2021-NPL5-A2	4.83	%(a)(d)	03/27/2051	1,141,718
	Verus Securitization Trust
1,400,000	Series 2020-5-B2	4.71	%(a)(b)	05/25/2065	1,329,328
1,500,000	Series 2021-3-B2	3.96	%(a)(b)	06/25/2066	1,075,772
872,229	Series 2023-1-A1	5.85	%(a)(d)	12/25/2067	873,645
1,000,000	Series 2024-1-M1	6.67	%(a)(b)	01/25/2069	1,006,588
1,250,000	Series 2024-6-M1	6.18	%(a)(b)	07/25/2069	1,250,492
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $30,138,079)				29,165,008
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 15.6%
	Federal Home Loan Mortgage Corp.
2,089,142	Pool SD6570	5.50%		10/01/2054	2,080,859
3,029,004	Series 413-F24 (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	5.67%		05/25/2054	3,033,496
1,514,502	Series 413-F25 (30 day avg SOFR US + 1.15%, 1.15% Floor, 7.00% Cap)	5.72%		05/25/2054	1,519,441
1,133,585	Series 5004-LS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.47	%(c)(e)	07/25/2050	134,301
3,842,113	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	%(c)(e)	06/25/2051	9,361
3,612,565	Series 5166-DI	3.00	%(c)	09/15/2048	444,738
	Federal National Mortgage Association
3,748,073	Series 2019-57-LF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.18%		10/25/2049	3,669,227
1,016,435	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.47	%(c)(e)	08/25/2050	112,694
1,196,536	Series 2020-77-S (-1 x 30 day avg SOFR US + 4.15%, 0.00% Floor, 4.15% Cap)	0.00	%(c)(e)	11/25/2050	36,962

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,118,999	Series 2020-77-SB (-1 x 30 day avg SOFR US + 4.10%, 0.00% Floor, 4.10% Cap)	0.00	%(c)(e)	11/25/2050	68,098
956,664	Series 2020-M10-X2	1.72	%(b)(c)	12/25/2030	58,488
1,904,507	Series 2020-M17-X1	1.36	%(b)(c)	01/25/2028	44,599
5,625,232	Series 437-C2	1.50	%(c)	03/25/2052	493,627
	Government National Mortgage Association
1,224,408	Series 2015-124-AF (1 mo. Term SOFR + 0.36%, 0.25% Floor, 6.50% Cap)	4.73%		09/20/2045	1,193,768
2,105,149	Series 2020-138-IL	3.50	%(c)	09/20/2050	357,644
1,557,934	Series 2020-142-SD (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(c)(e)	09/20/2050	188,562
2,855,416	Series 2020-151-TI	2.50	%(c)	10/20/2050	415,365
916,201	Series 2020-189-SP (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(c)(e)	12/20/2050	111,273
2,109,094	Series 2020-196-DI	2.50	%(c)	12/20/2050	295,238
3,477,905	Series 2021-125-AS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	%(c)(e)	07/20/2051	31,757
2,543,038	Series 2021-15-PI	3.00	%(c)	01/20/2051	394,879
2,168,845	Series 2021-189-IO	0.88	%(b)(c)	06/16/2061	144,841
1,692,854	Series 2021-197-IB	3.50	%(c)	11/20/2051	317,947
2,393,909	Series 2021-2-IO	0.88	%(b)(c)	06/16/2063	155,944
2,692,633	Series 2021-46-ES (-1 x 1 mo. Term SOFR + 2.69%, 0.00% Floor, 2.80% Cap)	0.00	%(c)(e)	03/20/2051	12,800
4,042,745	Series 2021-59-S (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(c)(e)	04/20/2051	10,562
3,314,158	Series 2021-80-IO	0.90	%(b)(c)	12/16/2062	226,891
1,484,411	Series 2021-98-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.82	%(c)(e)	06/20/2051	164,345
3,176,104	Series 2022-204-IO	3.50	%(c)	04/20/2052	524,407
3,382,525	Series 2023-19-GI	3.00	%(c)	11/20/2051	490,108
2,339,162	Series 2023-79-JI	2.50	%(c)	02/20/2051	289,857
1,882,594	Series 2024-13-IA	3.00	%(c)	05/20/2051	317,070
	Total US Government and Agency Mortgage Backed Obligations (Cost $18,460,043)				17,349,149
SHORT TERM INVESTMENTS - 11.4%
4,238,461	First American Government Obligations Fund - U	4.41	%(f)		4,238,461
4,238,462	JPMorgan US Government Money Market Fund - IM	4.44	%(f)		4,238,462
4,238,462	MSILF Government Portfolio - Institutional	4.42	%(f)		4,238,462
	Total Short Term Investments (Cost $12,715,385)				12,715,385
	Total Investments - 99.4% (Cost $112,349,179)				110,625,018
	Other Assets in Excess of Liabilities - 0.6%				693,646
	NET ASSETS - 100.0%				$111,318,664

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	26.2%
Collateralized Loan Obligations	20.1%
Non-Agency Commercial Mortgage Backed Obligations	18.6%
US Government and Agency Mortgage Backed Obligations	15.6%
Short Term Investments	11.4%
Asset Backed Obligations	7.5%
Other Assets and Liabilities	0.6%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2024, the value of these securities total $75,513,133 or 67.8% of the Fund’s net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)	Interest only security
(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(f)	Seven-day yield as of period end.

SOFR	Secured Overnight Financing Rate

DoubleLine Multi-Asset Trend Fund	(Unaudited)

Schedule of Investments (Consolidated)	December 31, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US GOVERNMENT AND AGENCY OBLIGATIONS - 5.0%
230,000	United States Treasury Note/Bond	0.75	%(a)	01/31/2028	206,699
350,000	United States Treasury Note/Bond	0.88	%(a)	11/15/2030	286,447
	Total US Government and Agency Obligations (Cost $495,338)				493,146
AFFILIATED MUTUAL FUNDS - 78.6%
151,278	DoubleLine Income Fund - Class I				1,199,636
689,286	DoubleLine Low Duration Bond Fund - Class R6				6,603,356
	Total Affiliated Mutual Funds (Cost $8,014,901)				7,802,992
SHORT TERM INVESTMENTS - 21.1%
536,297	First American Government Obligations Fund - U	4.41	%(b)(c)		536,297
536,297	JPMorgan US Government Money Market Fund - IM	4.44	%(b)(c)		536,297
536,298	MSILF Government Portfolio - Institutional	4.42	%(b)(c)		536,298
500,000	United States Treasury Bill	0.00	%(a)(b)	10/30/2025	483,350
	Total Short Term Investments (Cost $2,091,722)				2,092,242
	Total Investments - 104.7% (Cost $10,601,961)				10,388,380
	Other Liabilities in Excess of Assets - (4.7)%				(465,578)
	NET ASSETS - 100.0%				$9,922,802

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Affiliated Mutual Funds	78.6%
Short Term Investments	21.1%
US Government and Agency Obligations	5.0%
Other Assets and Liabilities	(4.7)%
Net Assets	100.0%

(a)	All or a portion of security has been pledged as collateral.
(b)	All or a portion of this security is owned by DoubleLine Multi-Asset Trend Ltd., which is a wholly owned subsidiary of the DoubleLine Multi-Asset Trend Fund.
(c)	Seven-day yield as of period end.

SWAP AGREEMENTS

EXCESS RETURN SWAPS
Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas Multi-Asset Trend Index ER USD ex-Commodity Sub-Basket(1)(2)(3)	BNP Paribas Securities Corp.	Long	0.00%	Termination	05/15/2025	$8,178,181	$(291,661)	$—	$(291,661)
BNP Paribas Multi-Asset Trend Index ER USD Commodity Sub-Basket(2)(3)(4)(5)	BNP Paribas Securities Corp.	Long	0.00%	Termination	05/15/2025	2,717,258	(540,485)	—	(540,485)
							$(832,146)	$—	$(832,146)

(1)	The BNP Paribas Multi-Asset Trend Index aims to generate excess return by using a trend following strategy and to offer diversification in a multi-asset class universe. Ex-Commodity Sub-Basket Swap represents a swap on a basket of indices without commodities. Information on the sector constituents as of December 31, 2024, is available on the BNP Paribas website https://marketing-indx.bnpparibas.com/multi-asset-trend/.
(2)	Entry fee incurs when the Fund puts on new swap exposure. It is a trading cost and incorporated in the cost of the swap. The entry fee is 0.05%.
(3)	Exit fee incurs when the Fund terminates the swap exposure. It is incorporated into daily valuation of the swap. The exit fee is 0.05%.
(4)	The BNP Paribas Multi-Asset Trend Index aims to generate excess return by using a trend following strategy and to offer diversification in a multi-asset class universe. Commodity Sub-Basket Swap represents a swap on a basket of commodity indices. Information on the sector constituents as of December 31, 2024, is available on the BNP Paribas website https://marketing-indx.bnpparibas.com/multi-asset-trend/.
(5)	All or a portion of this security is owned by DoubleLine Multi-Asset Trend Ltd., which is a wholly-owned subsidiary of the DoubleLine Multi-Asset Trend Fund.

A summary of the DoubleLine Multi-Asset Trend Fund’s investments in affiliated mutual funds for the period ended December 31, 2024 is as follows:

Fund	Value at March 31, 2024	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended December 31, 2024	Change in Unrealized for the Period Ended December 31, 2024	Value at December 31, 2024	Shares Held at December 31, 2024	Dividend Income Earned for the Period Ended December 31, 2024
DoubleLine Low Duration Bond Fund (Class R6)	$6,603,356	$—	$—	$—	$—	$6,603,356	689,286	$258,989
DoubleLine Floating Rate Fund (Class I)	1,944,818	—	(1,949,121)	(104,879)	109,182	—	—	104,152
Doubleline Income Fund (Class I)	1,376,443	—	(200,000)	(34,508)	57,701	1,199,636	151,278	69,784
	$9,924,617	$—	$(2,149,121)	$(139,387)	$166,883	$7,802,992	840,564	$432,925

Notes to Schedule of Investments

December 31, 2024 (Unaudited)

1. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies,” by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities
• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among data (collectively referred to as “standard inputs”) comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Investments in Securities
Level 1
Short Term Investments	$353,933,260	$397,814,142	$11,113,713	$152,706,048	$6,562,676	$205,948,241
Affiliated Mutual Funds	–	443,315,030	–	–	–	–
Warrants	–	21,388	–	–	–	–
Total Level 1	353,933,260	841,150,560	11,113,713	152,706,048	6,562,676	205,948,241
Level 2
US Government and Agency Mortgage Backed Obligations	15,496,249,008	1,366,556,564	–	177,946,274	–	94,803,591
Non-Agency Residential Collateralized Mortgage Obligations	7,287,586,244	770,906,887	–	768,341,282	–	419,042,994
US Government and Agency Obligations	956,639,293	1,185,347,764	–	1,463,344,627	–	1,061,448,267
Non-Agency Commercial Mortgage Backed Obligations	2,327,161,627	350,760,308	–	873,668,065	–	437,927,602
Collateralized Loan Obligations	1,495,034,118	243,007,005	–	800,805,136	5,041,245	518,004,777
Asset Backed Obligations	1,641,304,449	238,112,775	–	418,183,879	–	267,353,033
US Corporate Bonds	–	1,040,201,896	–	630,093,789	6,766,575	381,343,438
Foreign Corporate Bonds	–	382,140,699	324,461,382	434,004,911	356,233	154,833,861
Bank Loans	–	222,847,890	–	47,057,879	152,190,517	98,397,357
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	–	55,688,797	88,350,578	78,269,975	–	13,777,157
Total Level 2	29,203,974,739	5,855,570,585	412,811,960	5,691,715,817	164,354,570	3,446,932,077
Level 3
Asset Backed Obligations	26,068,681	6,076,419	–	13,251,163	–	–
Foreign Corporate Bonds	–	430,144	313,109	353,240	–	164,795
Bank Loans	–	382,831	–	–	306,239	1,833
Common Stocks	–	173,695	–	–	102,078	42,352
Total Level 3	26,068,681	7,063,089	313,109	13,604,403	408,317	208,980
Total	$29,583,976,680	$6,703,784,234	$424,238,782	$5,858,026,268	$171,325,563	$3,653,089,298
Other Financial Instruments
Level 1
Futures	$(41,469,189)	$2,776,546	$–	$–	$–	$–
Total Level 1	(41,469,189)	2,776,546	–	–	–	–
Level 2
Excess Return Swaps	–	–	–	–	–	154,539,386
Unfunded Commitments	–	3,370	–	–	2,813	–
Total Level 2	–	3,370	–	–	2,813	154,539,386
Level 3	–	–	–	–	–	–
Total	$(41,469,189)	$2,779,916	$–	$–	$2,813	$154,539,386

See the Schedule of Investments for further disaggregation of investment categories.

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Investments in Securities
Level 1
Short Term Investments	$103,316,356	$534,917	$2,956,541	$3,263,649	$7,575,440	$3,540,672
Warrants	2,410	–	–	–	–	–
Total Level 1	103,318,766	534,917	2,956,541	3,263,649	7,575,440	3,540,672
Level 2
Asset Backed Obligations	64,482,705	–	–	–	–	147,153,213
US Government and Agency Obligations	99,882,145	–	–	–	58,297,698	34,175,884
US Corporate Bonds	43,956,340	–	–	–	–	147,794,653
Collateralized Loan Obligations	191,107,035	–	–	–	–	–
Foreign Corporate Bonds	52,060,278	107,462,803	–	–	–	31,554,153
Non-Agency Residential Collateralized Mortgage Obligations	180,404,083	–	–	–	–	–
US Government and Agency Mortgage Backed Obligations	114,552,461	–	46,538,755	–	–	–
Non-Agency Commercial Mortgage Backed Obligations	129,360,263	–	–	–	–	–
Bank Loans	128,611,678	–	–	–	–	–
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	12,610,672	27,887,409	–	–	74,548,397	2,828,469
Short Term Investments	–	–	9,911,097	103,637,863	–	–
Total Level 2	1,017,027,660	135,350,212	56,449,852	103,637,863	132,846,095	363,506,372
Level 3
US Corporate Bonds	–	–	–	–	–	5,041,500
Foreign Corporate Bonds	42,801	79,468	–	–	–	2,522,194
Bank Loans	83,825	–	–	–	–	–
Asset Backed Obligations	50,643	–	–	–	–	–
Common Stocks	42,812	–	–	–	–	–
Total Level 3	220,081	79,468	–	–	–	7,563,694
Total	$1,120,566,507	$135,964,597	$59,406,393	$106,901,512	$140,421,535	$374,610,738
Other Financial Instruments
Level 1
Futures	$–	$–	$(925,371)	$–	$–	$–
Total Level 1	–	–	(925,371)	–	–	–
Level 2
Excess Return Swaps	–	–	–	989,366	–	–
Forward Currency Exchange Contracts	–	–	–	–	(160,984)	–
Unfunded Commitments	1,644	–	–	–	–	–
Total Level 2	1,644	–	–	989,366	(160,984)	–
Level 3	–	–	–	–	–	–
Total	$1,644	$–	$(925,371)	$989,366	$(160,984)	$–

See the Schedule of Investments for further disaggregation of investment categories.

Category	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Emerging Markets Local Currency Bond Fund	DoubleLine Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$1,216,661	$465,218	$12,715,385	$1,608,892
Affiliated Mutual Funds	649,933	–	–	7,802,992
Total Level 1	1,866,594	465,218	12,715,385	9,411,884
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	5,276,069	–	29,165,008	–
Collateralized Loan Obligations	4,775,160	–	22,318,713	–
Non-Agency Commercial Mortgage Backed Obligations	4,188,293	–	20,724,617	–
US Government and Agency Mortgage Backed Obligations	1,322,345	–	17,349,149	–
Asset Backed Obligations	2,420,113	–	8,352,146	–
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	–	8,226,549	–	–
US Government and Agency Obligations	6,965,091	–	–	493,146
US Corporate Bonds	3,901,708	–	–	–
Foreign Corporate Bonds	348,505	2,584,530	–	–
Short Term Investments	–	–	–	483,350
Total Level 2	29,197,284	10,811,079	97,909,633	976,496
Level 3	–	–	–	–
Total	$31,063,878	$11,276,297	$110,625,018	$10,388,380
Other Financial Instruments
Level 2
Forward Currency Exchange Contracts	$(1,706,492)	$–	$–	$–
Excess Return Swaps	(317,322)	–	–	(832,146)
Total Level 2	(2,023,814)	–	–	(832,146)
Level 3	–	–	–	–
Total	$(2,023,814)	$–	$–	$(832,146)

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of March 31, 2024	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2024	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2024(c)
Investments in Securities
Corporate Bonds	$—	$—	$41,500	$—	$5,000,000	$—	$—	$—	$5,041,500	$—
Foreign Corporate Bonds	1,969,965	(466)	45,689	(563)	—	(90,714)	598,283	—	2,522,194	43,617
Total	$1,969,965	$(466)	$87,189	$(563)	$5,000,000	$(90,714)	$598,283	$—	$7,563,694	$43,617

(a)   Purchases include all purchases of securities, payups and corporate actions.

(b)  Sales include all sales of securities, maturities, and paydowns.

(c)  Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2024 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)  Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of December 31, 2024	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Corporate Bonds	$5,041,500	Market Comparables	Market Quotes	$100.83 ($100.83)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$2,522,194	Market Comparables	Market Quotes	$96.25 - $100.50 ($99.49)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)  Unobservable inputs were weighted by the relative fair value of the instruments.